FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Asia ex Japan ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.1%
Cambodia 0.0%†
NagaCorp Ltd.	Hotels, Restaurants & Leisure	4,000	$5,241
China 43.1%
360 Security Technology Inc., A	Software	600	1,451
[a] 3SBio Inc.	Biotechnology	4,000	3,647
[a] 51job Inc., ADR	Professional Services	80	5,600
A-Living Services Co. Ltd., H	Commercial Services & Supplies	1,000	4,437
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	2,000	11,194
AECC Aero-Engine Control Co. Ltd.	Aerospace & Defense	200	706
AECC Aviation Power Co. Ltd., A	Aerospace & Defense	400	3,654
Agile Group Holdings Ltd.	Real Estate Management & Development	4,000	5,324
Agricultural Bank of China Ltd., A	Banks	28,400	13,726
Agricultural Bank of China Ltd., H	Banks	98,000	35,894
Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	880	10,144
Air China Ltd., A	Airlines	2,200	2,536
Air China Ltd., H	Airlines	4,000	3,147
Airtac International Group	Machinery	480	15,375
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	5,486	1,276,757
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	14,000	41,347
[a] Alpha Group	Leisure Products	200	187
[a] Aluminum Corp. of China Ltd., A	Metals & Mining	1,800	1,006
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	16,000	5,654
	Independent Power and Renewable
An Hui Wenergy Co. Ltd.	Electricity Producers	600	386
Angang Steel Co. Ltd.	Metals & Mining	1,000	468
Angang Steel Co. Ltd., H	Metals & Mining	4,000	1,630
Angel Yeast Co. Ltd., A	Food Products	200	1,572
Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	260	588
Anhui Conch Cement Co. Ltd., A	Construction Materials	1,000	7,946
Anhui Conch Cement Co. Ltd., H	Construction Materials	4,000	25,046
Anhui Expressway Co. Ltd., A	Transportation Infrastructure	1,600	1,522
Anhui Gujing Distillery Co. Ltd., A	Beverages	100	4,187
Anhui Gujing Distillery Co. Ltd., B	Beverages	400	5,571
Anhui Xinhua Media Co. Ltd., A	Distributors	200	146
Anhui Zhongding Sealing Parts Co. Ltd.	Auto Components	200	360
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	3,000	47,551
Autohome Inc., ADR	Interactive Media & Services	180	17,932
	Electronic Equipment, Instruments &
Avary Holding Shenzhen Co. Ltd., A	Components	200	1,529
AVIC Aircraft Co. Ltd.	Aerospace & Defense	600	3,388
Avic Capital Co. Ltd., A	Diversified Financial Services	3,400	2,292
AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	600	1,057
Avic Heavy Machinery Co. Ltd., A	Machinery	200	770
	Electronic Equipment, Instruments &
AVIC Jonhon OptronicTechnology Co. Ltd.	Components	200	2,410
AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	200	2,407
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	8,000	5,582
BAIC Motor Corp. Ltd., H	Automobiles	8,000	2,961
[a] Baidu Inc., ADR	Interactive Media & Services	838	181,209
Bank of Beijing Co. Ltd., A	Banks	4,800	3,576
Bank of Changsha Co. Ltd., A	Banks	600	879
Bank of Chengdu Co. Ltd., A	Banks	200	328
Bank of China Ltd., A	Banks	16,000	7,832
Bank of China Ltd., H	Banks	238,000	81,340
Bank of Communications Co. Ltd., A	Banks	8,000	5,517
Bank of Communications Co. Ltd., H	Banks	24,000	12,690
Bank of Hangzhou Co. Ltd.	Banks	1,400	3,215
Bank of Jiangsu Co. Ltd., A	Banks	780	656
Bank of Nanjing Co. Ltd., A	Banks	2,200	2,736

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Bank of Ningbo Co. Ltd., A	Banks	1,200	6,528
Bank of Qingdao Co. Ltd., A	Banks	200	183
Bank of Shanghai Co. Ltd., A	Banks	3,080	3,717
Bank of Zhengzhou Co. Ltd.	Banks	440	302
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	4,000	3,663
BBMG Corp., A	Construction Materials	3,800	1,737
BBMG Corp., H	Construction Materials	8,000	1,548
Beijing Capital Co. Ltd., A	Water Utilities	2,800	1,220
Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	400	361
Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	4,000	3,338
Beijing Dabeinong Technology Group Co. Ltd.	Food Products	600	892
Beijing Enlight Media Co. Ltd.	Entertainment	400	743
Beijing Enterprises Holdings Ltd.	Gas Utilities	2,000	6,526
Beijing Enterprises Water Group Ltd.	Water Utilities	20,000	8,048
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	4,000	1,310
Beijing Kunlun Tech Co. Ltd.	Entertainment	400	1,228
Beijing New Building Materials PLC	Building Products	400	2,466
Beijing North Star Co. Ltd., A	Real Estate Management & Development	400	140
Beijing North Star Co. Ltd., H	Real Estate Management & Development	4,000	748
Beijing Orient National Communication Science &Technology Co.
Ltd.	Software	200	337
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	600	3,583
Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	400	471
Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	200	175
Beijing Shiji Information Technology Co. Ltd.	Software	400	1,914
Beijing Shunxin Agriculture Co. Ltd., A	Beverages	200	2,233
Beijing Sinnet Technology Co. Ltd., A	IT Services	400	1,057
Beijing SL Pharmaceutical Co. Ltd.	Biotechnology	200	311
Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	240	1,540
[a] Beijing Ultrapower Software Co. Ltd.	IT Services	400	315
Beijing Yanjing Brewery Co. Ltd.	Beverages	400	525
	Electronic Equipment, Instruments &
Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Components	200	291
Beijing-Shanghai High Speed Railway Co. Ltd.	Road & Rail	2,000	1,742
Better Life Commercial Chain Share Co. Ltd.	Food & Staples Retailing	200	260
[a] Bilibili Inc., ADR	Entertainment	442	37,888
[a] Bluefocus Intelligent Communications Group Co. Ltd.	Media	400	369
Bluestar Adisseo Co., A	Chemicals	200	354
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	2,800	1,188
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	7,800	7,204
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	8,000	4,075
Boya Bio-pharmaceutical Group Co. Ltd.	Biotechnology	400	2,065
Bright Dairy & Food Co. Ltd., A	Food Products	200	501
Brilliance China Automotive Holdings Ltd.	Automobiles	8,000	7,284
BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	200	653
Budweiser Brewing Co. APAC Ltd.	Beverages	5,400	17,829
By-health Co. Ltd., A	Personal Products	400	1,487
BYD Co. Ltd.	Automobiles	400	11,963
BYD Co. Ltd., H	Automobiles	2,200	57,654
BYD Electronic International Co. Ltd.	Communications Equipment	2,500	13,090
Caitong Securities Co. Ltd., A	Capital Markets	200	389
Camel Group Co. Ltd., A	Electrical Equipment	260	374
[a,b,c] CanSino Biologics Inc., 144A, Reg S	Pharmaceuticals	200	4,553
	Independent Power and Renewable
CECEP Solar Energy Co. Ltd.	Electricity Producers	800	895
	Independent Power and Renewable
CECEP Wind-Power Corp	Electricity Producers	400	211
[a] Central China Securities Co. Ltd., A	Capital Markets	600	648
[a] Central China Securities Co. Ltd., H	Capital Markets	2,000	433
Centre Testing International Group Co. Ltd., A	Professional Services	400	1,685

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

	Independent Power and Renewable
CGN Power Co. Ltd., A	Electricity Producers	2,400	1,042
	Independent Power and Renewable
CGN Power Co. Ltd., H	Electricity Producers	38,000	8,184
Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	100	6,910
Changjiang Securities Co. Ltd.	Capital Markets	2,000	2,586
Changzhou Xingyu Automotive LightingSystems Co. Ltd., A	Auto Components	100	3,086
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd.	Components	600	3,440
Chengdu Xingrong Environment Co. Ltd.	Water Utilities	800	591
China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	400	461
China Aoyuan Group Ltd.	Real Estate Management & Development	4,000	3,890
China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	200	605
China Baoan Group Co. Ltd.	Industrial Conglomerates	200	232
[a] China Biologic Products Holdings Inc.	Biotechnology	78	9,213
China Cinda Asset Management Co. Ltd., H	Capital Markets	32,000	6,067
China CITIC Bank Corp. Ltd., A	Banks	2,200	1,730
China CITIC Bank Corp. Ltd., H	Banks	30,000	12,729
China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	600	411
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	8,000	2,404
China Communications Services Corp. Ltd.	Construction & Engineering	8,000	3,529
China Conch Venture Holdings Ltd.	Construction & Engineering	5,000	24,310
China Construction Bank Corp., A	Banks	1,600	1,547
China Construction Bank Corp., H	Banks	290,000	220,291
[a] China COSCO Holdings Co. Ltd., A	Marine	2,000	3,759
[a] China CSSC Holdings Ltd., A	Machinery	600	1,634
China CYTS Tours Holding Co. Ltd., A	Hotels, Restaurants & Leisure	200	316
[b,c] China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	1,000	2,404
China Eastern Airlines Corp. Ltd., A	Airlines	1,200	864
China Eastern Airlines Corp. Ltd., H	Airlines	4,000	1,728
China Enterprise Co. Ltd., A	Real Estate Management & Development	600	310
China Everbright Bank Co. Ltd., A	Banks	8,600	5,282
China Everbright Bank Co. Ltd., H	Banks	10,000	3,805
China Everbright Environment Group Ltd.	Commercial Services & Supplies	10,503	5,933
China Everbright Ltd.	Capital Markets	2,000	2,677
China Evergrande Group	Real Estate Management & Development	8,000	15,373
[b,c] China Feihe Ltd., 144A, Reg S	Food Products	8,000	18,736
China Film Co. Ltd., A	Entertainment	200	384
China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	1,040	2,070
China Galaxy Securities Co. Ltd., A	Capital Markets	400	770
China Galaxy Securities Co. Ltd., H	Capital Markets	12,000	7,521
China Gas Holdings Ltd.	Gas Utilities	8,000	31,778
China Gezhouba Group Co. Ltd., A	Construction & Engineering	800	810
China Great Wall Securities Co. Ltd., A	Capital Markets	400	792
	Technology Hardware, Storage &
China Greatwall Technology Group Co. Ltd.	Peripherals	400	1,169
China Hongqiao Group Ltd.	Metals & Mining	9,000	8,241
China Huarong Asset Management Co. Ltd., H	Capital Markets	36,000	3,993
[a] China International Capital Corp. Ltd., H	Capital Markets	4,000	10,833
China International Marine Containers (Group) Co. Ltd., H	Machinery	1,400	2,040
China International Marine Containers Group Co. Ltd.	Machinery	600	1,384
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	20,000	9,208
China Jushi Co. Ltd., A	Construction Materials	600	1,843
China Lesso Group Holdings Ltd.	Building Products	3,000	4,697
China Life Insurance Co. Ltd., A	Insurance	1,200	7,091
China Life Insurance Co. Ltd., H	Insurance	23,000	50,723
[a] China Literature Ltd.	Media	800	6,278
China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	590	26,568
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	12,000	12,025
China Medical System Holdings Ltd.	Pharmaceuticals	4,000	4,467
China Meheco Co. Ltd., A	Trading Companies & Distributors	200	441
China Mengniu Dairy Co. Ltd.	Food Products	8,000	48,286
China Merchants Bank Co. Ltd., A	Banks	4,600	31,119

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

China Merchants Bank Co. Ltd., H	Banks	12,000	75,833
China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	2,400	2,087
China Merchants Expressway Network & Technology Holdings Co.
Ltd.	Transportation Infrastructure	200	212
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	4,000	4,896
China Merchants Securities Co. Ltd.	Capital Markets	3,600	5,386
China Merchants Securities Co. Ltd., A	Capital Markets	1,820	6,539
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	1,800	3,682
China Minsheng Banking Corp. Ltd., A	Banks	6,400	5,123
China Minsheng Banking Corp. Ltd., H	Banks	21,000	11,971
China Mobile Ltd.	Wireless Telecommunication Services	16,500	94,056
China Molybdenum Co. Ltd., A	Metals & Mining	3,600	3,463
China Molybdenum Co. Ltd., H	Metals & Mining	12,000	7,831
China National Building Material Co. Ltd., H	Construction Materials	12,000	14,424
China National Medicines Corp. Ltd., A	Health Care Providers & Services	200	1,518
	Independent Power and Renewable
China National Nuclear Power Co. Ltd., A	Electricity Producers	3,800	2,878
China National Software & Service Co. Ltd., A	Software	200	2,425
China Nonferrous Metal Industry's Foreign Engineeringand
[a] Construction Co. Ltd.	Metals & Mining	400	313
[a] China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	600	1,209
China Oilfield Services Ltd., A	Energy Equipment & Services	400	786
China Oilfield Services Ltd., H	Energy Equipment & Services	6,000	5,076
China Orient Securities Co. Ltd., A	Capital Markets	1,400	2,506
China Overseas Land & Investment Ltd.	Real Estate Management & Development	12,000	26,093
China Pacific Insurance Group Co. Ltd., A	Insurance	1,400	8,275
China Pacific Insurance Group Co. Ltd., H	Insurance	8,400	32,879
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	8,800	5,459
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	80,000	35,802
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	16,000	3,425
China Railway Group Ltd., A	Construction & Engineering	4,400	3,569
China Railway Group Ltd., H	Construction & Engineering	14,000	6,175
	Electronic Equipment, Instruments &
[c] China Railway Signal & Communication Corp. Ltd., H, Reg S	Components	6,000	2,012
China Railway Tielong Container Logistics Co. Ltd., A	Road & Rail	400	371
China Reinsurance Group Corp., H	Insurance	22,000	2,270
China Resources Beer Holdings Co. Ltd.	Beverages	5,200	47,883
China Resources Cement Holdings Ltd.	Construction Materials	8,000	8,935
China Resources Double Crane Pharmaceutical Co. Ltd., A	Pharmaceuticals	200	369
China Resources Gas Group Ltd.	Gas Utilities	3,000	15,960
China Resources Land Ltd.	Real Estate Management & Development	9,000	37,143
China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	6,000	3,080
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	7,000	7,538
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	200	768
China Satellite Communications Co. Ltd., A	Media	600	1,675
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,400	3,881
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	11,000	20,712
[a] China Shipbuilding Industry Co. Ltd., A	Machinery	5,600	3,612
China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	600	274
China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	400	411
China South Publishing & Media Group Co. Ltd., A	Media	400	587
[a] China Southern Airlines Co. Ltd., A	Airlines	2,800	2,569
[a] China Southern Airlines Co. Ltd., H	Airlines	4,000	2,383
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	9,000	6,885
China State Construction International Holdings Ltd.	Construction & Engineering	4,000	2,280
China Taiping Insurance Holdings Co. Ltd.	Insurance	4,800	8,654
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	44,000	12,200
China Tourism Group Duty Free Corp. Ltd., A	Specialty Retail	400	17,390
[b,c] China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	152,000	22,348
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	8,000	3,962
China TransInfo Technology Co. Ltd.	IT Services	600	1,766
[a] China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	8,000	1,094

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	20,000	11,478
China United Network Communications Ltd., A	Wireless Telecommunication Services	7,200	4,943
China Vanke Co. Ltd., A	Real Estate Management & Development	2,200	9,719
China Vanke Co. Ltd., H	Real Estate Management & Development	6,000	20,699
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	3,000	8,848
China Zheshang Bank Co. Ltd., A	Banks	2,200	1,382
[a] China Zhongwang Holdings Ltd.	Metals & Mining	4,800	904
Chinese Universe Publishing and Media Group Co. Ltd., A	Media	200	311
Chongqing Brewery Co. Ltd., A	Beverages	200	3,663
[a] Chongqing Changan Automobile Co. Ltd.	Automobiles	1,400	4,715
[a] Chongqing Changan Automobile Co. Ltd., B	Automobiles	2,600	2,669
Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	200	1,302
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	1,800	1,247
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	8,000	3,260
Chongqing Water Group Co. Ltd., A	Water Utilities	200	158
Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	300	6,830
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	5,600	7,042
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	12,000	10,168
Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	400	249
[a] CITIC Guoan Information Industry Co. Ltd.	Media	400	145
Citic Pacific Ltd.	Industrial Conglomerates	16,000	11,329
Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	1,080	3,622
CITIC Securities Co. Ltd., A	Capital Markets	2,200	9,956
CITIC Securities Co. Ltd., H	Capital Markets	7,000	15,781
[a] CMST Development Co. Ltd., A	Air Freight & Logistics	200	142
CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	3,800	1,398
CNOOC Ltd.	Oil, Gas & Consumable Fuels	49,000	45,374
Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	200	10,809
COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	16,000	2,600
COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	4,000	1,573
[a] COSCO Shipping Holdings Co. Ltd.	Marine	8,000	9,595
COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	4,000	2,781
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	24,000	33,181
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	4,000	27,058
CSC Financial Co. Ltd., A	Capital Markets	200	1,293
CSC Financial Co. Ltd., H	Capital Markets	3,000	3,985
CSG Holding Co. Ltd.	Construction Materials	3,101	1,200
CSG Holding Co. Ltd.	Construction Materials	400	454
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	25,600	26,182
[a] CSSC Offshore and Marine Engineering Group Co. Ltd.	Machinery	2,000	1,999
[a] CSSC Offshore and Marine Engineering Group Co. Ltd., A	Machinery	200	818
Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	220	1,162
[a] Dada Nexus Ltd., ADR	Internet & Direct Marketing Retail	60	2,190
Dali Foods Group Co. Ltd.	Food Products	7,000	3,999
Dalian Port PDA Co. Ltd., A	Transportation Infrastructure	1,400	416
Daqin Railway Co. Ltd., A	Road & Rail	2,400	2,386
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	16,000	2,063
Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	2,400	720
Dazhong Transportation Group Co. Ltd., A	Road & Rail	800	435
DHC Software Co. Ltd.	IT Services	600	767
Digital China Information Service Co. Ltd.	IT Services	200	477
Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	200	1,192
Dongfang Electric Corp. Ltd., A	Electrical Equipment	400	614
Dongfang Electric Corp. Ltd., H	Electrical Equipment	800	585
Dongfeng Motor Group Co. Ltd., H	Automobiles	8,000	9,327
Dongxing Securities Co. Ltd., A	Capital Markets	400	820
[a] Doushen Beijing Education & Technology Inc.	IT Services	200	300
East Money Information Co. Ltd.	Capital Markets	1,800	8,589
ENN Ecological Holdings Co. Ltd., A	Chemicals	200	418
ENN Energy Holdings Ltd.	Gas Utilities	2,400	35,224
Eternal Asia Supply Chain Management Ltd.	Commercial Services & Supplies	200	134
Eve Energy Co. Ltd.	Electrical Equipment	380	4,767

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Everbright Securities Co. Ltd., A	Capital Markets	1,200	3,421
Everbright Securities Co. Ltd., H	Capital Markets	400	358
[a] Fangda Carbon New Material Co. Ltd.	Electrical Equipment	560	609
Far East Horizon Ltd.	Diversified Financial Services	6,000	6,183
[a] Faw Jiefang Group Co. Ltd.	Automobiles	200	360
Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	400	1,483
	Electronic Equipment, Instruments &
[a] FIH Mobile Ltd.	Components	10,000	1,225
Financial Street Holdings Co. Ltd.	Real Estate Management & Development	600	596
First Capital Securities Co. Ltd.	Capital Markets	800	1,225
	Semiconductors & Semiconductor
Flat Glass Group Co Ltd., H	Equipment	2,000	8,422
Focus Media Information Technology Co. Ltd.	Media	3,800	5,773
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	240	7,408
Fosun International Ltd.	Industrial Conglomerates	8,000	12,567
[a] Founder Securities Co. Ltd., A	Capital Markets	2,400	3,831
	Electronic Equipment, Instruments &
Foxconn Industrial Internet Co. Ltd., A	Components	600	1,264
	Independent Power and Renewable
Fujian Funeng Co. Ltd., A	Electricity Producers	200	244
Fujian Longking Co. Ltd., A	Machinery	200	273
Fujian Sunner Development Co. Ltd.	Food Products	200	817
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	400	2,958
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	1,600	8,790
Ganfeng Lithium Co. Ltd.	Metals & Mining	400	6,231
Ganfeng Lithium Co. Ltd., H	Metals & Mining	400	4,777
	Semiconductors & Semiconductor
[a] GCL System Integration Technology Co. Ltd.	Equipment	800	523
[a] GDS Holdings Ltd., ADR	IT Services	358	33,523
Geely Automobile Holdings Ltd.	Automobiles	16,000	54,683
GEM Co. Ltd.	Metals & Mining	800	861
Gemdale Corp., A	Real Estate Management & Development	1,400	2,909
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	3,000	4,364
GF Securities Co. Ltd.	Capital Markets	1,600	4,009
GF Securities Co. Ltd., H	Capital Markets	5,200	7,350
	Semiconductors & Semiconductor
Gigadevice Semiconductor Beijing Inc., A	Equipment	100	3,040
[a] Global Top E-Commerce Co. Ltd.	Internet & Direct Marketing Retail	200	158
Glodon Co. Ltd.	Software	200	2,424
	Electronic Equipment, Instruments &
GoerTek Inc.	Components	800	4,596
[a] GOME Retail Holdings Ltd.	Specialty Retail	30,000	3,598
Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	400	271
Great Wall Motor Co. Ltd., A	Automobiles	400	2,328
Great Wall Motor Co. Ltd., H	Automobiles	10,000	34,306
Greattown Holdings Ltd., A	Real Estate Management & Development	200	124
Gree Electric Appliances Inc. of Zhuhai	Household Durables	600	5,720
Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	2,200	1,974
Greentown China Holdings Ltd.	Real Estate Management & Development	3,000	4,387
	Technology Hardware, Storage &
GRG Banking Equipment Co. Ltd.	Peripherals	400	658
[a] GSX Techedu Inc., ADR	Diversified Consumer Services	152	7,860
	Independent Power and Renewable
Guangdong Baolihua New Energy Stock Co. Ltd.	Electricity Producers	600	674
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	4,000	1,202
	Electronic Equipment, Instruments &
Guangdong Ellington Electronics Technology Co. Ltd., A	Components	200	245
[a] Guangdong Golden Dragon Development Inc.	Capital Markets	200	487
Guangdong Haid Group Co. Ltd.	Food Products	400	4,033
[a] Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	400	310
Guangdong Investment Ltd.	Water Utilities	8,000	14,403
	Electronic Equipment, Instruments &
Guangdong LY Intelligent Manufacturing Co. Ltd.	Components	1,600	2,953

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	200	1,301
[a] Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	523
Guangshen Railway Co. Ltd., H	Road & Rail	8,000	1,444
	Independent Power and Renewable
Guangxi Guiguan Electric Power Co. Ltd., A	Electricity Producers	600	412
Guangxi Liugong Machinery Co. Ltd.	Machinery	800	906
Guangxi Wuzhou Zhongheng Group Co. Ltd., A	Pharmaceuticals	1,000	473
Guangzhou Automobile Group Co. Ltd., A	Automobiles	200	409
Guangzhou Automobile Group Co. Ltd., H	Automobiles	10,000	11,117
Guangzhou Baiyun International Airport Co. Ltd., A	Transportation Infrastructure	200	435
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	600	2,701
Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	600	1,472
Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	400	667
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	4,800	6,172
Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	200	3,195
Guangzhou Zhujiang Brewery Co. Ltd.	Beverages	200	329
Guizhou Panjiang Refined Coal Co. Ltd., A	Oil, Gas & Consumable Fuels	800	969
[a] Guizhou Xinbang Pharmaceutical Co. Ltd.	Pharmaceuticals	200	261
[a] Guolian Securities Co. Ltd., A	Capital Markets	400	1,313
Guosen Securities Co. Ltd.	Capital Markets	1,400	2,939
[a] Guosheng Financial Holding Inc.	Electrical Equipment	200	423
Guotai Junan Securities Co. Ltd.	Capital Markets	3,200	4,663
Guotai Junan Securities Co. Ltd., A	Capital Markets	1,600	4,317
[a] Guoxuan High-Tech Co. Ltd.	Electrical Equipment	200	1,204
Guoyuan Securities Co. Ltd.	Capital Markets	520	717
[b,c] Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	2,600	20,018
Haier Smart Home Co. Ltd., A	Household Durables	1,400	6,295
[a] Haier Smart Home Co. Ltd., H	Household Durables	6,400	23,194
Haitian International Holdings Ltd.	Machinery	2,000	6,913
Haitong Securities Co. Ltd., A	Capital Markets	1,800	3,563
Haitong Securities Co. Ltd., H	Capital Markets	11,200	10,010
Han's Laser Technology Industry Group Co. Ltd., A	Machinery	200	1,316
[a] Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	200	958
Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	400	283
	Electronic Equipment, Instruments &
Hangzhou Century Co. Ltd.	Components	200	279
	Semiconductors & Semiconductor
Hangzhou First Applied Material Co. Ltd., A	Equipment	200	2,629
Hangzhou Oxygen Plant Group Co. Ltd.	Machinery	200	896
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	200	1,255
Hangzhou Shunwang Technology Co. Ltd.	Entertainment	200	528
Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	200	4,975
[a,b,c] Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	400	9,260
[a] Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	3,000	14,548
Health & Happiness H&H International Holdings Ltd.	Food Products	500	1,851
Heilongjiang Agriculture Co. Ltd., A	Food Products	400	1,185
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	800	5,780
Henan Zhongyuan Expressway Co. Ltd., A	Transportation Infrastructure	400	209
Hengan International Group Co. Ltd.	Personal Products	2,000	14,161
	Electronic Equipment, Instruments &
Hengdian Group DMEGC Magnetics Co. Ltd.	Components	400	935
Hengli Petrochemical Co. Ltd., A	Chemicals	960	4,133
[a] HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	48,000	1,640
Hengtong Optic-electric Co. Ltd., A	Communications Equipment	600	1,292
Hengyi Petrochemical Co. Ltd., A	Chemicals	600	1,182
[a] Hesteel Co. Ltd.	Metals & Mining	1,400	483
Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	100	1,908
	Electronic Equipment, Instruments &
Holitech Technology Co. Ltd.	Components	400	252
Hongfa Technology Co. Ltd., A	Electrical Equipment	200	1,669
Hongta Securities Co. Ltd., A	Capital Markets	400	1,145
Hopson Development Holdings Ltd.	Real Estate Management & Development	2,000	5,097
	Semiconductors & Semiconductor
[a,c] Hua Hong Semiconductor Ltd., Reg S	Equipment	1,000	5,675

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Huaan Securities Co. Ltd., A	Capital Markets	400	493
Huabao Flavours & Fragrances Co. Ltd.	Chemicals	200	1,689
	Independent Power and Renewable
Huadian Power International Corp. Ltd., A	Electricity Producers	600	314
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	8,000	2,012
Huadong Medicine Co. Ltd., A	Health Care Providers & Services	200	818
Huafa Industrial Co. Ltd. Zhuhai, A	Real Estate Management & Development	400	382
	Electronic Equipment, Instruments &
Huagong Tech Co. Ltd.	Components	200	714
Hualan Biological Engineering Inc.	Biotechnology	520	3,381
	Independent Power and Renewable
Huaneng Power International Inc., A	Electricity Producers	800	552
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	16,000	5,840
Huapont Life Sciences Co. Ltd.	Chemicals	600	512
Huatai Securities Co. Ltd., A	Capital Markets	1,400	3,881
Huatai Securities Co. Ltd., H	Capital Markets	5,200	8,182
Huaxi Securities Co. Ltd.	Capital Markets	400	768
Huaxia Bank Co. Ltd., A	Banks	3,400	3,271
Huaxin Cement Co. Ltd., A	Construction Materials	200	635
Huaxin Cement Co. Ltd., B	Construction Materials	1,000	2,167
Huayu Automotive Systems Co. Ltd.	Auto Components	800	3,549
Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	1,400	1,049
	Independent Power and Renewable
Hubei Energy Group Co. Ltd.	Electricity Producers	800	478
Hubei Xinyangfeng Fertilizer Co. Ltd.	Chemicals	400	985
Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	100	1,295
Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	200	1,043
Hunan Gold Corp. Ltd.	Metals & Mining	200	262
Hunan Valin Steel Co. Ltd.	Metals & Mining	600	441
Hundsun Technologies Inc., A	Software	200	3,229
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	200	337
[a] Hytera Communications Corp. Ltd., A	Communications Equipment	200	189
[a] HyUnion Holding Co. Ltd.	Auto Components	200	227
Iflytek Co. Ltd.	Software	400	2,516
Industrial and Commercial Bank of China Ltd.	Banks	16,800	12,904
Industrial and Commercial Bank of China Ltd., H	Banks	246,000	159,583
Industrial Bank Co. Ltd., A	Banks	4,600	14,777
Industrial Securities Co. Ltd., A	Capital Markets	2,400	3,207
[a] Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	12,200	2,197
Inner Mongolia First Machinery Group Co. Ltd., A	Machinery	200	374
	Independent Power and Renewable
Inner Mongolia MengDian HuaNeng Thermal Power Co. Ltd., A	Electricity Producers	1,200	475
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	1,200	8,196
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	2,400	1,344
[a] Innovent Biologics Inc.	Biotechnology	4,000	42,327
	Technology Hardware, Storage &
Inspur Electronic Information Industry Co. Ltd.	Peripherals	424	1,754
Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	100	2,588
[a] Iqiyi Inc., ADR	Entertainment	714	12,481
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	200	2,088
Jason Furniture Hangzhou Co. Ltd., A	Household Durables	200	2,171
[a] JD Health International Inc.	Internet & Direct Marketing Retail	500	9,673
[a] JD.com Inc., ADR	Internet & Direct Marketing Retail	2,740	240,846
Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	200	284
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	4,000	4,473
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	296	5,148
Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	1,260	21,617
Jiangsu King's Luck Brewery JSC Ltd	Beverages	200	1,766
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	400	14,530
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	200	868
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd.	Banks	200	188
Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	400	544

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	400	667
Jiangxi Copper Co. Ltd., A	Metals & Mining	400	1,228
Jiangxi Copper Co. Ltd., H	Metals & Mining	4,000	6,283
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	400	1,049
Jiayuan International Group Ltd.	Real Estate Management & Development	4,000	1,584
Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	400	1,014
Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	600	574
Jinke Properties Group Co. Ltd.	Real Estate Management & Development	800	873
[b,c] Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	4,000	8,151
Jinyu Bio-Technology Co. Ltd., A	Biotechnology	600	1,929
Jiuzhitang Co. Ltd.	Pharmaceuticals	200	242
Jizhong Energy Resources Co. Ltd.	Oil, Gas & Consumable Fuels	1,000	640
JoInc.are Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	400	856
	Independent Power and Renewable
Jointo Energy Investment Co. Ltd.	Electricity Producers	200	173
[a] Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	200	559
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	200	2,052
Joyoung Co. Ltd.	Household Durables	200	986
JOYY Inc., ADR	Interactive Media & Services	166	13,277
[a] KE Holdings Inc., ADR	Real Estate Management & Development	340	20,924
Kerry Logistics Network Ltd.	Air Freight & Logistics	2,000	4,385
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	2,000	8,435
Kingdee International Software Group Co. Ltd.	Software	8,000	32,603
Kingfa Sci & Tech Co. Ltd.	Chemicals	600	1,583
[a] Kingsoft Cloud Holdings Ltd., ADR	IT Services	100	4,355
Kingsoft Corp. Ltd.	Software	3,000	19,345
[a] Kuang-Chi Technologies Co. Ltd.	Auto Components	400	1,370
Kunlun Energy Co. Ltd.	Gas Utilities	8,000	6,913
Kweichow Moutai Co. Ltd., A	Beverages	300	92,263
KWG Group Holdings Ltd.	Real Estate Management & Development	4,000	5,458
[a,c] KWG Living Group Holdings Ltd., Reg S	Real Estate Management & Development	2,000	1,625
Lakala Payment Co. Ltd., A	IT Services	200	921
Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	600	1,739
Laobaixing Pharmacy Chain JSC	Food & Staples Retailing	200	1,934
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	4,000	3,276
	Technology Hardware, Storage &
Legend Holdings Corp., H	Peripherals	1,800	2,363
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	24,000	22,657
	Electronic Equipment, Instruments &
Lens Technology Co. Ltd.	Components	200	942
Leo Group Co. Ltd.	Media	1,200	560
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	400	1,673
	Electronic Equipment, Instruments &
Leyard Optoelectronic Co. Ltd.	Components	200	196
[a] Li Auto Inc., ADR	Automobiles	290	8,361
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	6,500	44,681
Liaoning Cheng Da Co. Ltd., A	Distributors	400	1,497
Liuzhou Iron & Steel Co. Ltd., A	Metals & Mining	200	160
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	600	2,325
Logan Group Co. Ltd.	Real Estate Management & Development	4,000	6,552
Lomon Billions Group Co. Ltd.	Chemicals	200	947
Loncin Motor Co. Ltd., A	Automobiles	400	216
[b,c] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	5,500	32,203
	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	800	11,354
[a] Lufax Holding Ltd., ADR	Consumer Finance	540	7,668
Luxi Chemical Group Co. Ltd.	Chemicals	400	787
	Electronic Equipment, Instruments &
Luxshare Precision Industry Co. Ltd., A	Components	1,595	13,778
Luye Pharma Group Ltd.	Pharmaceuticals	6,000	2,793
Luzhou Laojiao Co. Ltd., A	Beverages	300	10,444
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	800	328

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	4,000	1,104
Mango Excellent Media Co. Ltd.	Entertainment	540	6,026
[a] Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	520	907
[a,c] Meituan Dianping, B, Reg S, B, Reg S	Internet & Direct Marketing Retail	11,200	425,533
Metallurgical Corp. of China Ltd.	Construction & Engineering	10,000	1,767
Metallurgical Corp. of China Ltd., A	Construction & Engineering	2,800	1,177
Microport Scientific Corp.	Health Care Equipment & Supplies	2,000	10,820
Minth Group Ltd.	Auto Components	2,000	10,550
[a] MMG Ltd.	Metals & Mining	8,000	3,477
Momo Inc., ADR	Interactive Media & Services	456	6,366
[a] Montnets Rongxin Technology Group Co. Ltd.	Software	200	438
Muyuan Foods Co. Ltd.	Food Products	740	8,782
NanJi E-Commerce Co. Ltd.	Media	400	842
Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	600	288
Nanjing Securities Co. Ltd., A	Capital Markets	200	378
Nari Technology Development Co. Ltd., A	Electrical Equipment	1,000	4,090
	Semiconductors & Semiconductor
NAURA Technology Group Co. Ltd., A	Equipment	100	2,782
NavInfo Co. Ltd.	Household Durables	200	439
NetEase Inc., ADR	Entertainment	1,180	113,009
New China Life Insurance Co. Ltd., A	Insurance	600	5,354
New China Life Insurance Co. Ltd., H	Insurance	3,000	11,704
New Hope Liuhe Co. Ltd.	Food Products	1,000	3,448
[a] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	460	85,473
Newland Digital Technology Co. Ltd.	Software	200	470
Nexteer Automotive Group Ltd.	Auto Components	2,000	2,149
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	6,000	8,512
	Technology Hardware, Storage &
Ninestar Corp.	Peripherals	400	1,646
Ningbo Joyson Electronic Corp.	Auto Components	600	2,342
Ningbo Sanxing Medical Electric Co. Ltd., A	Electrical Equipment	200	205
Ningbo Tuopu Group Co. Ltd., A	Auto Components	200	1,183
Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	3,200	1,931
Ningxia Baofeng Energy Group Co. Ltd.	Chemicals	1,000	1,801
[a,d] NIO Inc., ADR	Automobiles	3,434	167,373
North Huajin Chemical Industries Co. Ltd.	Chemicals	800	680
Northeast Securities Co. Ltd.	Capital Markets	400	605
NSFOCUS Information Technology Co. Ltd.	Software	200	470
Oceanwide Holdings Co. Ltd.	Diversified Financial Services	400	202
Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	400	2,163
Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	1,000	691
	Electronic Equipment, Instruments &
OFILM Group Co. Ltd.	Components	400	811
[a] OneConnect Financial Technology Co. Ltd., ADR	Software	160	3,154
Oppein Home Group Inc., A	Household Durables	100	2,070
ORG Technology Co. Ltd.	Containers & Packaging	400	304
Orient Securities Co. Ltd. of China, H	Capital Markets	3,200	2,253
Oriental Pearl Group Co. Ltd., A	Media	1,400	1,927
[a] Ourpalm Co. Ltd.	Entertainment	800	629
[a] Pangang Group Vanadium Titanium & Resources Co. Ltd., A	Metals & Mining	1,400	468
People.cn Co. Ltd., A	Media	400	1,041
Perfect World Co. Ltd.	Entertainment	400	1,816
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	68,000	21,048
[b,c] Pharmaron Beijing Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	400	6,758
PICC Property and Casualty Co. Ltd., H	Insurance	20,000	15,141
[a] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	892	158,482
Ping An Bank Co. Ltd., A	Banks	4,200	12,503
[a,c] Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	1,200	14,548
Ping An Insurance (Group) Co. of China Ltd., H	Insurance	18,500	226,662
Ping An Insurance Group Co. of China Ltd., A	Insurance	2,400	32,132
Pingdingshan Tianan Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	600	548
Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	3,000	7,305
Poly Property Group Co. Ltd.	Real Estate Management & Development	4,000	1,171
Poly Property Services Co. Ltd., H	Real Estate Management & Development	400	3,152

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Postal Savings Bank of China Co. Ltd., H	Banks	32,000	18,076
Power Construction Corp. of China Ltd.	Construction & Engineering	2,600	1,553
Qingdao Port International Co. Ltd., A	Transportation Infrastructure	200	198
[c] Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	4,000	2,471
Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	200	904
Qinhuangdao Port Co. Ltd., A	Transportation Infrastructure	3,200	1,389
Rainbow Department Store Co. Ltd.	Multiline Retail	200	235
[a] Realcan Pharmaceutical Group Co. Ltd.	Health Care Providers & Services	200	161
Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	2,000	1,215
Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	220	288
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	600	603
Rongsheng Petro Chemical Co. Ltd.	Chemicals	200	850
SAIC Motor Corp Ltd	Automobiles	2,400	9,029
	Semiconductors & Semiconductor
Sanan Optoelectronics Co. Ltd., A	Equipment	1,000	4,158
Sangfor Technologies Inc., A	Software	100	3,818
Sansteel Minguang Co. Ltd.	Metals & Mining	400	414
Sany Heavy Industry Co. Ltd., A	Machinery	1,800	9,692
SDIC Capital Co. Ltd., A	Capital Markets	400	852
	Independent Power and Renewable
SDIC Power Holdings Co. Ltd., A	Electricity Producers	1,000	1,330
Sealand Securities Co. Ltd.	Capital Markets	780	704
Seazen Group Ltd.	Real Estate Management & Development	8,000	6,655
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	600	3,217
SF Holding Co. Ltd.	Air Freight & Logistics	600	8,149
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	1,000	1,438
Shaanxi International Trust Co. Ltd.	Capital Markets	400	232
Shandong Chenming Paper Holdings Ltd.	Paper & Forest Products	1,000	988
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	2,800	1,029
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	1,000	481
[b,c] Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	1,500	3,463
Shandong Gold Mining Co. Ltd., A	Metals & Mining	1,120	4,072
Shandong Hi-speed Co. Ltd., A	Transportation Infrastructure	600	571
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	200	1,148
Shandong Humon Smelting Co. Ltd.	Metals & Mining	200	400
Shandong Linglong Tyre Co. Ltd., A	Auto Components	200	1,083
Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	2,800	1,362
Shandong Publishing & Media Co. Ltd., A	Media	400	348
Shandong Sinocera Functional Material Co. Ltd., A	Chemicals	200	1,389
Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	400	888
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	8,000	18,076
[a] Shandong XInc.hao Energy Corp. Ltd., A	Oil, Gas & Consumable Fuels	400	95
Shanghai 2345 Network Holding Group Co. Ltd.	Software	600	209
Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	200	232
Shanghai Baosight Software Co. Ltd., A	Software	200	2,124
Shanghai Baosight Software Co. Ltd., B	Software	1,200	4,880
Shanghai Construction Group Co. Ltd., A	Construction & Engineering	1,400	649
Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	400	255
[a] Shanghai Electric Group Co. Ltd., A	Electrical Equipment	1,000	831
[a] Shanghai Electric Group Co. Ltd., H	Electrical Equipment	12,000	3,683
	Independent Power and Renewable
Shanghai Electric Power Co. Ltd., A	Electricity Producers	200	219
Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	200	336
Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	400	3,324
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	2,000	9,557
Shanghai Huayi Group Co. Ltd., B	Chemicals	1,200	553
Shanghai Industrial Development Co. Ltd., A	Real Estate Management & Development	200	151
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	2,734
Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	400	4,658
Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	3,400	2,392
Shanghai Jahwa United Co. Ltd., A	Personal Products	400	2,138
Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	600	1,176
[a,b,c] Shanghai Junshi Biosciences Co. Ltd., H, 144A, Reg S	Biotechnology	400	2,930
Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	400	1,233

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	4,280	3,347
Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	200	2,726
Shanghai Mechanical and Electrical Industry Co. Ltd., A	Machinery	200	599
Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	400	1,182
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	3,000	5,285
Shanghai Pudong Development Bank Co. Ltd., A	Banks	6,000	8,940
Shanghai Putailai New Energy Technology Co. Ltd., A	Chemicals	200	3,460
Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	1,000	1,139
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	1,800	610
Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	800	568
Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	800	666
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	800	736
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	600	821
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	200	525
Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	4,080	1,053
[a] Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	4,000	3,565
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	400	400
Shanxi Securities Co. Ltd.	Capital Markets	520	716
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	200	11,553
Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	780	677
[a] Shanying International Holding Co. Ltd., A	Paper & Forest Products	600	279
[a] Shenghe Resources Holding Co. Ltd., A	Metals & Mining	200	274
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	800	3,468
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	4,400	3,576
[b,c] Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	9,600	2,749
Shenzhen Accord Pharmaceutical Co. Ltd., B	Health Care Providers & Services	600	1,735
Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	200	217
Shenzhen Airport Co. Ltd.	Transportation Infrastructure	400	503
	Electronic Equipment, Instruments &
Shenzhen Aisidi Co. Ltd.	Components	200	230
	Independent Power and Renewable
Shenzhen Energy Group Co. Ltd.	Electricity Producers	480	450
	Electronic Equipment, Instruments &
Shenzhen Everwin Precision Technology Co. Ltd.	Components	200	759
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	4,000	3,766
Shenzhen Gas Corporation Ltd., A	Gas Utilities	600	669
[a] Shenzhen Hepalink Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	500	763
Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	200	383
Shenzhen Inovance Technology Co. Ltd.	Machinery	400	5,744
Shenzhen International Holdings Ltd.	Transportation Infrastructure	3,000	4,844
Shenzhen Investment Ltd.	Real Estate Management & Development	12,000	4,117
Shenzhen Jinjia Group Co. Ltd.	Containers & Packaging	200	284
	Technology Hardware, Storage &
Shenzhen Kaifa Technology Co. Ltd.	Peripherals	200	585
Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	200	5,372
Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	200	499
	Electronic Equipment, Instruments &
Shenzhen Kinwong Electronic Co. Ltd., A	Components	400	1,856
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	200	13,114
[a] Shenzhen MTC Co. Ltd.	Household Durables	400	382
Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	1,400	1,528
Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	200	872
Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	200	1,105
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	600	445
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,400	47,048
[a] Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	200	191
Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	200	785
Shimao Group Holdings Ltd.	Real Estate Management & Development	4,500	14,335
Shougang Fushan Resources Group Ltd.	Metals & Mining	12,000	2,817
Shui On Land Ltd.	Real Estate Management & Development	13,000	1,811
[a] Siasun Robot & Automation Co. Ltd.	Machinery	200	379
Sichuan Expressway Co. Ltd., A	Transportation Infrastructure	2,400	1,175
[a] Sichuan Hebang Biotechnology Co. Ltd., A	Chemicals	1,200	262

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	600	1,795
Sichuan Languang Development Co. Ltd., A	Real Estate Management & Development	200	143
Sichuan Road & Bridge Co. Ltd., A	Construction & Engineering	1,000	694
	Independent Power and Renewable
Sichuan Swellfun Co. Ltd., A	Electricity Producers	800	1,238
Sichuan Swellfun Co. Ltd., A	Beverages	200	2,556
Sieyuan Electric Co. Ltd.	Electrical Equipment	200	618
	Semiconductors & Semiconductor
Silergy Corp.	Equipment	200	17,154
[a] SINA Corp.	Interactive Media & Services	180	7,628
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	10,000	1,999
Sinolink Securities Co. Ltd., A	Capital Markets	400	1,002
Sinoma International Engineering Co.	Construction & Engineering	600	635
Sinoma Science & Technology Co. Ltd.	Chemicals	200	744
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	5,000	2,154
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	8,000	629
[a] Sinopec Oilfield Service Corp., A	Energy Equipment & Services	600	181
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	600	318
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	12,000	2,554
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	4,000	9,729
Sinotrans Ltd., A	Air Freight & Logistics	1,000	677
Sinotrans Ltd., H	Air Freight & Logistics	6,000	2,182
Sinotruk Hong Kong Ltd.	Machinery	2,000	5,107
SITC International Holdings Co. Ltd.	Marine	4,000	8,636
[a] Smoore International Holdings Ltd.	Tobacco	3,000	23,156
[a] Soho China Ltd.	Real Estate Management & Development	7,000	2,085
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	360	982
SooChow Securities Co. Ltd., A	Capital Markets	520	789
Southwest Securities Co. Ltd., A	Capital Markets	800	662
Spring Airlines Co. Ltd., A	Airlines	200	1,706
STO Express Co. Ltd.	Air Freight & Logistics	200	310
Sunac China Holdings Ltd.	Real Estate Management & Development	8,000	29,560
[a] Sunac Services Holdings Ltd.	Real Estate Management & Development	2,000	4,426
Sungrow Power Supply Co. Ltd.	Electrical Equipment	200	2,225
Suning Universal Co. Ltd.	Real Estate Management & Development	1,000	528
Suning.com Co. Ltd.	Specialty Retail	2,400	2,848
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	2,000	43,772
Sunwoda Electronic Co. Ltd., A	Electrical Equipment	200	945
Suofeiya Home Collection Co. Ltd.	Household Durables	200	797
	Electronic Equipment, Instruments &
Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Components	400	1,601
Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	400	578
[a] Tahoe Group Co. Ltd.	Real Estate Management & Development	200	101
[a] TAL Education Group, ADR	Diversified Consumer Services	1,214	86,813
Tangshan Jidong Cement Co. Ltd.	Construction Materials	200	436
TangShan Port Group Co. Ltd., A	Transportation Infrastructure	800	305
Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	400	631
TBEA Co. Ltd., A	Electrical Equipment	1,400	2,187
TCL Corp.	Household Durables	3,600	3,923
Tencent Holdings Ltd.	Interactive Media & Services	17,840	1,297,647
[a] Tencent Music Entertainment Group, ADR	Entertainment	1,448	27,860
[a] The China Pacific Securities Co. Ltd., A	Capital Markets	1,000	628
The People's Insurance Co. Group of China Ltd., H	Insurance	28,000	8,883
Thunder Software Technology Co. Ltd.	Software	200	3,602
Tian Di Science & Technology Co. Ltd., A	Machinery	800	379
Tianfeng Securities Co. Ltd., A	Capital Markets	1,040	976
Tianjin Capital Environmental Protection Group Co. Ltd., A	Commercial Services & Supplies	200	208
Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	1,000	705
	Semiconductors & Semiconductor
Tianjin Zhonghuan Semiconductor Co. Ltd.	Equipment	1,000	3,925
	Electronic Equipment, Instruments &
Tianma Microelectronics Co. Ltd.	Components	800	1,815

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

	Semiconductors & Semiconductor
Tianshui Huatian Technology Co. Ltd., A	Equipment	600	1,258
Times China Holdings Ltd.	Real Estate Management & Development	2,000	2,781
Times Neighborhood Holdings Ltd.	Commercial Services & Supplies	2,000	1,873
Tingyi Cayman Islands Holding Corp.	Food Products	6,000	10,245
[a,c] Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	2,400	4,643
	Semiconductors & Semiconductor
[a] TongFu Microelectronics Co. Ltd., A	Equipment	400	1,554
Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	400	824
Tongkun Group Co. Ltd., A	Chemicals	200	634
Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	1,400	554
Tongwei Co. Ltd., A	Food Products	800	4,734
[a] Topchoice Medical Investment Corp., A	Health Care Providers & Services	100	4,256
Topsports International Holdings Ltd.	Specialty Retail	4,000	5,984
Towngas China Co. Ltd.	Gas Utilities	4,000	1,806
TravelSky Technology Ltd., H	IT Services	3,000	7,235
[a] Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	1,498	50,528
Tsingtao Brewery Co. Ltd., A	Beverages	200	3,060
Tsingtao Brewery Co. Ltd., H	Beverages	1,400	14,661
[a] Tus-Sound Environmental Resources Co. Ltd.	Commercial Services & Supplies	200	208
Uni-President China Holdings Ltd.	Food Products	4,000	4,070
	Semiconductors & Semiconductor
Unigroup Guoxin Microelectronics Co. Ltd.	Equipment	200	4,119
	Electronic Equipment, Instruments &
Unisplendour Corp. Ltd.	Components	560	1,763
	Electronic Equipment, Instruments &
Universal Scientific Industrial Shanghai Co. Ltd., A	Components	200	595
Venustech Group Inc.	Software	200	899
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	1,314	36,937
Walvax Biotechnology Co. Ltd.	Biotechnology	400	2,374
Wangfujing Group Co. Ltd., A	Multiline Retail	200	1,003
Wangsu Science & Technology Co. Ltd.	IT Services	400	424
Wanhua Chemical Group Co. Ltd., A	Chemicals	800	11,211
Want Want China Holdings Ltd.	Food Products	18,000	13,023
Wanxiang Qianchao Co. Ltd.	Auto Components	2,000	1,647
[a] Weibo Corp., ADR	Interactive Media & Services	182	7,460
Weichai Power Co. Ltd., A	Machinery	1,800	4,375
Weichai Power Co. Ltd., H	Machinery	6,000	12,040
Weifu High-Technology Co. Ltd., B	Auto Components	600	1,151
Weihai Guangwei Composites Co. Ltd., A	Chemicals	200	2,741
Wens Foodstuffs Group Co. Ltd.	Food Products	720	2,020
Western Securities Co. Ltd.	Capital Markets	600	936
	Electronic Equipment, Instruments &
Westone Information Industry Inc.	Components	200	514
	Semiconductors & Semiconductor
Will Semiconductor Ltd., A	Equipment	200	7,114
Wilmar International Ltd.	Food Products	6,600	23,221
	Electronic Equipment, Instruments &
Wingtech Technology Co. Ltd., A	Components	300	4,572
Winning Health Technology Group Co. Ltd.	Health Care Technology	780	2,101
Wolong Electric Group Co. Ltd., A	Electrical Equipment	200	480
Wuchan Zhongda Group Co. Ltd., A	Distributors	600	404
	Electronic Equipment, Instruments &
Wuhan Guide Infrared Co. Ltd.	Components	340	2,185
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	400	1,923
Wuliangye Yibin Co. Ltd., A	Beverages	800	35,939
	Electronic Equipment, Instruments &
WUS Printed Circuit Kunshan Co. Ltd.	Components	600	1,735
WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	200	4,147
WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	800	15,662
[a] WuXi Biologics (Cayman) Inc.	Life Sciences Tools & Services	9,000	119,321
	Electronic Equipment, Instruments &
Wuxi Lead Intelligent Equipment Co. Ltd.	Components	200	2,586

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

XCMG Construction Machinery Co. Ltd.	Machinery	1,400	1,157
Xiamen C & D Inc., A	Trading Companies & Distributors	600	758
Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	400	411
	Electronic Equipment, Instruments &
Xiamen Meiya Pico Information Co. Ltd.	Components	200	663
Xiamen Tungsten Co. Ltd., A	Metals & Mining	200	519
	Technology Hardware, Storage &
[a] Xiaomi Corp., B	Peripherals	41,600	178,121
Xinhu Zhongbao Co. Ltd., A	Real Estate Management & Development	1,200	573
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	2,000	1,233
Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	600	1,316
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	2,000	4,019
Xinjiang Zhongtai Chemical Co. Ltd.	Chemicals	200	189
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	12,000	31,339
Yang Quan Coal Industry Group Co. Ltd., A	Oil, Gas & Consumable Fuels	600	518
Yango Group Co. Ltd.	Real Estate Management & Development	400	401
[c] Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	1,000	1,336
Yanlord Land Group Ltd.	Real Estate Management & Development	2,200	1,864
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	800	1,638
Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	100	1,061
Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	200	1,077
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	1,200	1,860
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	4,000	3,198
Yealink Network Technology Corp. Ltd.	Communications Equipment	200	2,251
Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	200	583
Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	100	1,388
Yihai International Holding Ltd.	Food Products	1,600	23,730
Yintai Gold Co. Ltd.	Metals & Mining	280	371
Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	2,000	2,210
Yonyou Network Technology Co. Ltd., A	Software	780	5,267
Yotrio Group Co. Ltd.	Leisure Products	400	239
Youngor Group Co. Ltd., A	Real Estate Management & Development	1,400	1,549
YTO Express Group Co. Ltd., A	Air Freight & Logistics	600	1,062
[a] Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	200	610
Yuexiu Property Co. Ltd.	Real Estate Management & Development	24,000	4,829
Yunda Holding Co. Ltd.	Air Freight & Logistics	400	967
[a] Yunnan Aluminium Co. Ltd.	Metals & Mining	600	695
Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	200	3,497
[a] Yunnan Copper Co. Ltd.	Metals & Mining	200	445
Yunnan Energy New Material Co. Ltd.	Containers & Packaging	200	4,365
[a] Yunnan Tin Co. Ltd.	Metals & Mining	200	345
[a] Zai Lab Ltd., ADR	Biotechnology	208	28,151
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A	Pharmaceuticals	100	4,118
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	3,000	3,571
Zhefu Holding Group Co. Ltd.	Electrical Equipment	400	277
[a] Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	1,600	1,751
Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	200	1,206
	Electronic Equipment, Instruments &
Zhejiang Crystal-Optech Co. Ltd.	Components	180	321
	Electronic Equipment, Instruments &
Zhejiang Dahua Technology Co. Ltd.	Components	400	1,225
Zhejiang Dingli Machinery Co. Ltd.	Machinery	100	1,558
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	4,000	3,379
Zhejiang Hailiang Co. Ltd.	Metals & Mining	200	228
Zhejiang Hisoar Pharmaceutical Co. Ltd.	Pharmaceuticals	200	262
Zhejiang Huace Film & TV Co. Ltd., A	Entertainment	200	190
Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	460	2,394
[a] Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	400	4,883
	Semiconductors & Semiconductor
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Equipment	200	926
Zhejiang Juhua Co. Ltd., A	Chemicals	400	499
Zhejiang Longsheng Group Co. Ltd., A	Chemicals	400	839
Zhejiang Medicine Co. Ltd., A	Pharmaceuticals	200	419

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Zhejiang NHU Co. Ltd.	Pharmaceuticals	400	2,074
Zhejiang Runtu Co. Ltd.	Chemicals	200	287
Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	1,040	3,946
Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	200	308
Zhejiang Supor Co. Ltd.	Household Durables	200	2,401
Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	200	202
Zhejiang Wanliyang Co. Ltd.	Machinery	200	275
Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	200	576
Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	600	687
Zhengzhou Coal Mining Machinery Group Co. Ltd., A	Machinery	200	336
Zhengzhou Yutong Bus Co. Ltd., A	Machinery	400	1,042
Zheshang Securities Co. Ltd., A	Capital Markets	200	471
[a,c] ZhongAn Online P & C Insurance Co. Ltd., Reg S	Insurance	1,200	5,602
Zhongji Innolight Co. Ltd.	Communications Equipment	200	1,566
Zhongjin Gold Corp. Ltd., A	Metals & Mining	1,200	1,627
Zhongshan Public Utilities Group Co. Ltd.	Water Utilities	400	511
Zhongsheng Group Holdings Ltd.	Specialty Retail	2,000	14,251
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	1,400	6,103
Zijin Mining Group Co. Ltd., A	Metals & Mining	4,800	6,864
Zijin Mining Group Co. Ltd., H	Metals & Mining	16,000	18,117
Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	1,200	1,829
Zoomlion Heavy Industry Science and Technology Development Co.
Ltd., H	Machinery	4,400	5,277
ZTE Corp.	Communications Equipment	1,000	5,180
ZTE Corp., H	Communications Equipment	2,400	6,036
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	1,296	37,791
			9,575,735
Hong Kong 7.2%
AIA Group Ltd.	Insurance	37,800	463,125
[a] Alibaba Pictures Group Ltd.	Entertainment	40,000	4,952
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	1,000	13,193
BOC Hong Kong (Holdings) Ltd.	Banks	11,000	33,338
Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure	2,000	4,308
[a] Cathay Pacific Airways Ltd.	Airlines	2,000	1,849
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	6,000	3,505
CK Asset Holdings Ltd.	Real Estate Management & Development	7,400	37,984
CK Hutchison Holdings Ltd.	Industrial Conglomerates	8,500	59,306
CK Infrastructure Holdings Ltd.	Electric Utilities	2,000	10,743
CLP Holdings Ltd.	Electric Utilities	5,200	48,084
Dah Sing Banking Group Ltd.	Banks	1,600	1,643
Dah Sing Financial Group	Banks	800	2,254
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,000	4,170
[a,b,c] ESR Cayman Ltd., 144A, Reg S	Real Estate Management & Development	5,600	20,078
Guotai Junan International holdings Ltd.	Capital Markets	10,000	1,341
Haitong International Securities Group Ltd.	Capital Markets	10,000	2,412
Hang Lung Group Ltd.	Real Estate Management & Development	2,000	4,973
Hang Lung Properties Ltd.	Real Estate Management & Development	6,000	15,824
Hang Seng Bank Ltd.	Banks	2,200	37,935
Henderson Land Development Co. Ltd.	Real Estate Management & Development	4,000	15,605
Hong Kong and China Gas Co. Ltd.	Gas Utilities	32,000	47,790
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	3,900	213,765
Hongkong Land Holdings Ltd.	Real Estate Management & Development	3,600	14,868
Huabao International Holdings Ltd.	Chemicals	2,000	2,755
Hysan Development Co. Ltd.	Real Estate Management & Development	2,000	7,338
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	600	33,600
Jardine Strategic Holdings Ltd.	Industrial Conglomerates	600	14,928
Johnson Electric Holdings Ltd.	Auto Components	1,000	2,476
JS Global Lifestyle Co. Ltd.	Household Durables	2,000	3,864
Kerry Properties Ltd.	Real Estate Management & Development	2,000	5,066
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	4,000	6,531

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

	Technology Hardware, Storage &
Legend Holdings Corp., rts., 2/20/49	Peripherals	123	—
[a] Lifestyle International Holdings Ltd.	Multiline Retail	2,000	1,586
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	6,400	58,273
Man Wah Holdings Ltd.	Household Durables	4,800	10,412
Melco International Development Ltd.	Hotels, Restaurants & Leisure	2,000	3,890
MTR Corp. Ltd.	Road & Rail	4,500	25,158
New World Development Co. Ltd.	Real Estate Management & Development	4,500	20,951
NWS Holdings Ltd.	Industrial Conglomerates	4,000	3,709
PCCW Ltd.	Diversified Telecommunication Services	13,341	8,035
Power Assets Holdings Ltd.	Electric Utilities	4,000	21,667
[a] Sa Sa International Holdings Ltd.	Specialty Retail	4,000	624
[a] Samsonite International SA	Textiles, Apparel & Luxury Goods	4,200	7,443
Shun Tak Holdings Ltd.	Industrial Conglomerates	4,000	1,223
Sino Biopharmaceutical Ltd.	Pharmaceuticals	32,000	30,952
Sino Land Co. Ltd.	Real Estate Management & Development	10,000	13,026
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	4,500	58,036
Swire Pacific Ltd., A	Real Estate Management & Development	1,500	8,318
Swire Pacific Ltd., B	Real Estate Management & Development	2,500	2,338
Swire Properties Ltd.	Real Estate Management & Development	3,600	10,470
Techtronic Industries Co. Ltd.	Machinery	4,000	57,056
The Bank of East Asia Ltd.	Banks	3,600	7,689
The Wharf Holdings Ltd.	Real Estate Management & Development	4,000	10,756
[a] United Energy Group Ltd.	Oil, Gas & Consumable Fuels	28,000	5,525
Vinda International Holdings Ltd.	Household Products	1,000	2,728
Vitasoy International Holdings Ltd.	Food Products	2,000	7,790
VTech Holdings Ltd.	Communications Equipment	600	4,654
[c] WH Group Ltd., Reg S	Food Products	27,000	22,634
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	5,000	26,019
Xinyi Glass Holdings Ltd.	Building Products	6,000	16,753
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	2,000	4,163
			1,591,481
India 10.6%
[a] 3M India Ltd.	Industrial Conglomerates	6	1,711
ABB India Ltd.	Electrical Equipment	170	2,820
ACC Ltd.	Construction Materials	144	3,188
Adani Enterprises Ltd.	Trading Companies & Distributors	1,018	6,681
	Independent Power and Renewable
[a] Adani Green Energy Ltd.	Electricity Producers	1,250	18,007
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	2,378	15,744
	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	3,204	2,184
[a] Aditya Birla Capital Ltd.	Diversified Financial Services	1,764	2,052
Alkem Laboratories Ltd.	Pharmaceuticals	86	3,444
Ambuja Cements Ltd.	Construction Materials	2,124	7,234
Ashok Leyland Ltd.	Machinery	4,202	5,489
Asian Paints Ltd.	Chemicals	1,146	43,359
[a] AU Small Finance Bank Ltd.	Banks	470	5,484
Aurobindo Pharma Ltd.	Pharmaceuticals	810	10,213
[a] Avenue Supermarts Ltd.	Food & Staples Retailing	478	18,079
[a] Axis Bank Ltd.	Banks	7,064	59,984
Bajaj Auto Ltd.	Automobiles	266	12,538
Bajaj Finance Ltd.	Consumer Finance	644	46,671
Bajaj Finserv Ltd.	Insurance	114	13,896
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	90	3,790
Balkrishna Industries Ltd.	Auto Components	250	5,633
[a] Bandhan Bank Ltd	Banks	2,526	13,906
[a] Bank of Baroda	Banks	2,666	2,242
[a] Bank of India	Banks	972	648
Bata India Ltd.	Textiles, Apparel & Luxury Goods	144	3,113
Bayer Cropscience Ltd.	Chemicals	36	2,681
Berger Paints India Ltd.	Chemicals	830	8,627

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Bharat Electronics Ltd.	Aerospace & Defense	2,016	3,310
Bharat Forge Ltd.	Auto Components	668	4,802
[a] Bharat Heavy Electricals Ltd.	Electrical Equipment	2,868	1,409
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,238	16,889
Bharti Airtel Ltd.	Wireless Telecommunication Services	5,496	38,339
Bharti Infratel Ltd.	Diversified Telecommunication Services	2,614	8,225
[a] Biocon Ltd.	Biotechnology	984	6,268
Bosch Ltd.	Auto Components	24	4,200
Britannia Industries Ltd.	Food Products	278	13,607
Cadila Healthcare Ltd.	Pharmaceuticals	816	5,324
[a] Canara Bank Ltd.	Banks	546	964
Castrol India Ltd.	Chemicals	1,746	2,940
Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	652	3,459
Cipla Ltd.	Pharmaceuticals	1,174	13,174
Coal India Ltd.	Oil, Gas & Consumable Fuels	4,968	9,210
Colgate-Palmolive (India) Ltd.	Personal Products	308	6,598
Container Corp. of India Ltd.	Road & Rail	734	4,011
Coromandel International Ltd.	Chemicals	250	2,787
Cummins India Ltd.	Machinery	256	2,013
Dabur India Ltd.	Personal Products	1,662	12,146
Dalmia Bharat Ltd.	Construction Materials	142	2,098
Divi's Laboratories Ltd.	Life Sciences Tools & Services	320	16,826
DLF Ltd.	Real Estate Management & Development	2,114	6,737
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	316	22,511
Eicher Motors Ltd.	Automobiles	428	14,825
Emami Ltd.	Personal Products	420	2,436
	Equity Real Estate Investment Trusts
Embassy Office Parks REIT	(REITs)	800	3,769
Exide Industries Ltd.	Auto Components	786	2,057
[a] Federal Bank Ltd.	Banks	4,584	4,185
[a] Future Retail Ltd.	Multiline Retail	696	750
GAIL India Ltd.	Gas Utilities	4,520	7,624
Gillette India Ltd.	Personal Products	28	2,218
GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	134	2,978
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	474	3,201
[a] GMR Infrastructure Ltd.	Transportation Infrastructure	5,980	2,169
Godrej Consumer Products Ltd.	Personal Products	1,138	11,528
[a] Godrej Industries Ltd.	Industrial Conglomerates	230	1,329
[a] Godrej Properties Ltd.	Real Estate Management & Development	208	4,077
Grasim Industries Ltd.	Construction Materials	1,106	14,045
Gujarat Gas Ltd.	Gas Utilities	550	2,833
Havell's India Ltd.	Electrical Equipment	642	8,050
HCL Technologies Ltd.	IT Services	3,396	43,975
[b,c] HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets	134	5,351
[a] HDFC Life Insurance Co. Ltd.	Insurance	2,086	19,313
Hero Motocorp Ltd.	Automobiles	336	14,301
Hindalco Industries Ltd.	Metals & Mining	3,604	11,865
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	1,990	5,935
Hindustan Unilever Ltd.	Household Products	2,778	91,072
Hindustan Zinc Ltd.	Metals & Mining	690	2,257
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	5,382	188,465
[a] ICICI Bank Ltd.	Banks	4,900	35,881
[a,b,c] ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance	618	12,863
[a,c] ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	1,046	7,141
[a] IDFC First Bank Ltd.	Banks	7,850	3,980
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	1,154	3,479
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	6,880	8,564
Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies	162	3,188
Indraprastha Gas Ltd.	Gas Utilities	1,110	7,631
Info Edge India Ltd.	Interactive Media & Services	214	13,935
Infosys Ltd.	IT Services	11,196	192,424
[a,c] InterGlobe Aviation Ltd., Reg S	Airlines	326	7,689
IPCA Laboratories Ltd.	Pharmaceuticals	158	4,733
ITC Ltd.	Tobacco	9,306	26,619

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Jindal Steel & Power Ltd.	Metals & Mining	1,410	5,142
	Independent Power and Renewable
JSW Energy Ltd.	Electricity Producers	1,352	1,255
JSW Steel Ltd.	Metals & Mining	3,346	17,731
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	206	7,869
Kansai Nerolac Paints Ltd.	Chemicals	428	3,560
L&T Finance Holdings Ltd.	Diversified Financial Services	1,686	2,162
[c] Larsen & Toubro Infotech Ltd., Reg S	IT Services	114	5,710
Larsen & Toubro Ltd.	Construction & Engineering	1,602	28,231
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	886	4,380
Lupin Ltd.	Pharmaceuticals	772	10,321
[a] Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	2,104	5,036
Mahindra & Mahindra Ltd.	Automobiles	2,346	23,137
[a] Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	446	216
Marico Ltd.	Personal Products	1,620	8,927
Maruti Suzuki India Ltd.	Automobiles	398	41,668
Motherson Sumi Systems Ltd.	Auto Components	3,296	7,452
Mphasis Ltd.	IT Services	270	5,690
MRF Ltd.	Auto Components	6	6,220
Muthoot Finance Ltd.	Consumer Finance	354	5,865
Nestle India Ltd.	Food Products	92	23,155
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	4,608	1,428
Nippon Life India Asset Management Ltd.	Capital Markets	414	1,685
NMDC Ltd.	Metals & Mining	2,568	4,022
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	10,746	14,611
[a] Oberoi Realty Ltd.	Real Estate Management & Development	290	2,315
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	9,702	12,355
Oil India Ltd.	Oil, Gas & Consumable Fuels	1,078	1,585
Oracle Financial Services Software Ltd.	Software	76	3,341
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	18	6,802
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	1,836	6,222
PI Industries Ltd.	Chemicals	202	6,068
Pidilite Industries Ltd.	Chemicals	426	10,294
Piramal Enterprises Ltd.	Diversified Financial Services	366	7,156
Power Finance Corp. Ltd.	Diversified Financial Services	2,200	3,442
Power Grid Corp. of India Ltd.	Electric Utilities	6,552	17,024
[a] Punjab National Bank Ltd.	Banks	3,206	1,450
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	478	3,209
[c] RBL Bank Ltd., Reg S	Banks	1,086	3,434
REC Ltd.	Diversified Financial Services	1,786	3,273
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	9,722	264,154
SBI Cards & Payment Services Ltd.	Consumer Finance	434	5,055
[a] SBI Life Insurance Co. Ltd.	Insurance	1,122	13,885
Shree Cement Ltd.	Construction Materials	36	11,831
Shriram Transport Finance Co. Ltd.	Consumer Finance	646	9,252
Siemens Ltd.	Industrial Conglomerates	294	6,340
SRF Ltd.	Chemicals	74	5,645
[a] State Bank of India	Banks	5,590	21,035
[a] Steel Authority of India Ltd.	Metals & Mining	3,318	3,365
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	3,484	28,244
Sun TV Network Ltd.	Media	194	1,276
Tata Communications Ltd.	Diversified Telecommunication Services	216	3,254
Tata Consultancy Services Ltd.	IT Services	3,046	119,341
Tata Consumer Products Ltd.	Food Products	1,450	11,706
[a] Tata Motors Ltd.	Automobiles	4,368	10,991
[a] Tata Motors Ltd., A	Automobiles	1,030	1,060
Tata Power Co. Ltd.	Electric Utilities	4,920	5,094
Tata Steel Ltd.	Metals & Mining	1,596	14,059
Tech Mahindra Ltd.	IT Services	1,576	20,991
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,138	24,408
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	144	5,524
Torrent Power Ltd.	Electric Utilities	444	1,929

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Trent Ltd.	Multiline Retail	576	5,420
TVS Motor Co. Ltd.	Automobiles	390	2,589
UltraTech Cement Ltd.	Construction Materials	356	25,765
[a] Union Bank of India Ltd.	Banks	1,284	554
United Breweries Ltd.	Beverages	234	3,799
[a] United Spirits Ltd.	Beverages	888	7,028
UPL Ltd.	Chemicals	1,634	10,429
Vedanta Ltd.	Metals & Mining	4,972	10,983
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	24,740	3,606
Voltas Ltd.	Construction & Engineering	384	4,339
Whirlpool of India Ltd.	Household Durables	102	3,670
Wipro Ltd.	IT Services	4,294	22,699
[a] Yes Bank Ltd.	Banks	4,442	1,085
Zee Entertainment Enterprises Ltd.	Media	2,886	8,828
			2,348,676
Indonesia 1.5%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	38,600	3,929
Astra Agro Lestari Tbk PT	Food Products	1,400	1,228
Astra International Tbk PT	Automobiles	63,800	27,359
Bank Central Asia Tbk PT	Banks	30,000	72,278
[e] Bank Danamon Indonesia Tbk PT	Banks	2,400	536
Bank Mandiri Persero Tbk PT	Banks	57,000	25,660
Bank Negara Indonesia Persero Tbk PT	Banks	24,000	10,548
Bank Rakyat Indonesia Persero Tbk PT	Banks	163,600	48,556
Bukit Asam Tbk PT	Oil, Gas & Consumable Fuels	11,600	2,320
[a] Bumi Serpong Damai Tbk PT	Real Estate Management & Development	25,200	2,197
Charoen Pokphand Indonesia Tbk PT	Food Products	22,000	10,217
First Pacific Co. Ltd.	Diversified Financial Services	8,000	2,548
Golden Agri-Resources Ltd.	Food Products	21,200	2,550
[a] Gudang Garam Tbk PT	Tobacco	1,600	4,669
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	28,400	3,042
Indah Kiat Pulp & Paper Corp Tbk PT	Paper & Forest Products	8,000	5,936
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	4,400	4,533
Indofood CBP Sukses Makmur Tbk PT	Food Products	7,800	5,316
Indofood Sukses Makmur Tbk PT	Food Products	14,400	7,021
Jasa Marga Persero Tbk PT	Transportation Infrastructure	8,000	2,636
Kalbe Farma Tbk PT	Pharmaceuticals	57,600	6,068
[a] Media Nusantara Citra Tbk PT	Media	19,000	1,542
Perusahaan Gas Negara Tbk PT	Gas Utilities	31,800	3,746
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	143,800	33,877
[a] PT Barito Pacific Tbk	Chemicals	63,800	4,995
PT XL Axiata Tbk	Wireless Telecommunication Services	12,800	2,487
Sarana Menara Nusantara Tbk PT	Diversified Telecommunication Services	80,400	5,494
Semen Indonesia (Persero) Tbk PT	Construction Materials	9,000	7,959
[a] Smartfren Telecom Tbk PT	Wireless Telecommunication Services	130,200	621
[a] Surya Citra Media Tbk PT	Media	16,000	2,608
Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	29,000	3,364
Unilever Indonesia Tbk PT	Household Products	17,000	8,893
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	4,800	9,088
[a] Vale Indonesia Tbk PT	Metals & Mining	7,000	2,541
			336,362
Italy 0.1%
[a] Prada SpA	Textiles, Apparel & Luxury Goods	1,600	10,565
Luxembourg 0.0%†
L'Occitane International SA	Personal Products	1,500	3,738
Macau 0.5%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	6,600	51,284
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	2,400	4,123
Sands China Ltd.	Hotels, Restaurants & Leisure	7,600	33,374
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	6,000	6,709

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Wynn Macau Ltd.	Hotels, Restaurants & Leisure	4,800	8,060
			103,550
Malaysia 2.0%
[a] AirAsia Group Bhd	Airlines	5,800	1,276
[a] Alliance Bank Malaysia Bhd.	Banks	2,800	2,026
AMMB Holdings Bhd.	Beverages	6,000	5,444
Astro Malaysia Holdings Bhd.	Media	5,400	1,215
Axiata Group Bhd.	Wireless Telecommunication Services	14,400	13,389
British American Tobacco Malaysia Bhd.	Tobacco	400	1,400
CIMB Group Holdings Bhd.	Banks	22,200	23,732
Dialog Group Bhd.	Energy Equipment & Services	14,200	12,179
Digi.com Bhd.	Wireless Telecommunication Services	11,800	12,145
FGV Holdings Bhd.	Food Products	7,200	2,291
Fraser & Neave Holdings Bhd.	Beverages	200	1,595
Gamuda Bhd.	Construction & Engineering	7,600	7,350
Genting Bhd.	Hotels, Restaurants & Leisure	7,400	8,205
Genting Malaysia Bhd.	Hotels, Restaurants & Leisure	8,800	5,885
HAP Seng Consolidated Bhd.	Industrial Conglomerates	2,000	4,276
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	4,400	13,279
Hong Leong Bank Bhd.	Banks	1,800	8,144
Hong Leong Financial Group Bhd.	Banks	800	3,592
IHH Healthcare Bhd.	Health Care Providers & Services	9,600	13,126
IJM Corp. Bhd.	Construction & Engineering	10,600	4,559
IOI Corp. Bhd.	Food Products	9,600	10,429
IOI Properties Group Bhd.	Real Estate Management & Development	6,600	2,543
Kuala Lumpur Kepong Bhd.	Food Products	1,400	8,242
Malayan Banking Bhd.	Banks	18,600	39,119
Malaysia Airports Holdings Bhd.	Transportation Infrastructure	2,600	3,827
Maxis Bhd.	Wireless Telecommunication Services	8,600	10,797
MISC Bhd.	Marine	4,800	8,198
Nestle (Malaysia) Bhd.	Food Products	200	6,906
Petronas Chemicals Group Bhd.	Chemicals	8,800	16,255
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	1,000	5,320
Petronas Gas Bhd.	Gas Utilities	1,800	7,688
PPB Group Bhd.	Food Products	2,000	9,208
Press Metal Aluminium Holdings Bhd.	Metals & Mining	6,200	12,932
Public Bank Bhd.	Banks	9,600	49,163
QL Resources Bhd.	Food Products	3,300	4,758
RHB Bank Bhd	Banks	5,000	6,774
Sime Darby Bhd.	Industrial Conglomerates	11,200	6,432
Sime Darby Plantation Bhd.	Food Products	11,400	14,142
Sime Darby Property Bhd.	Real Estate Management & Development	13,600	2,248
Telekom Malaysia Bhd.	Diversified Telecommunication Services	3,800	5,111
Tenaga Nasional Bhd.	Electric Utilities	12,400	32,121
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	16,200	24,647
Westports Holdings Bhd.	Transportation Infrastructure	3,800	4,062
Wing Tai Holdings Ltd.	Real Estate Management & Development	800	1,180
[a] YTL Corp. Bhd.	Multi-Utilities	15,913	3,026
			440,236
Pakistan 0.0%†
Fauji Fertilizer Co. Ltd.	Chemicals	2,000	1,358
Habib Bank Ltd.	Banks	2,000	1,655
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	2,000	1,299
Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels	2,004	1,133
			5,445
Philippines 0.9%
	Independent Power and Renewable
Aboitiz Power Corp.	Electricity Producers	5,200	2,875
Alliance Global Group Inc.	Industrial Conglomerates	11,000	2,428
Ayala Corp.	Industrial Conglomerates	1,020	17,565
Ayala Land Inc.	Real Estate Management & Development	24,800	21,121
Bank of the Philippine Islands	Banks	5,700	9,656

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

BDO Unibank Inc.	Banks	5,980	13,299
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	11,800	1,993
DMCI Holdings Inc.	Industrial Conglomerates	14,000	1,650
Globe Telecom Inc.	Wireless Telecommunication Services	80	3,382
GT Capital Holdings Inc.	Industrial Conglomerates	320	3,898
International Container Terminal Services Inc.	Transportation Infrastructure	3,420	8,795
JG Summit Holdings Inc.	Industrial Conglomerates	8,860	13,210
Jollibee Foods Corp.	Hotels, Restaurants & Leisure	1,260	5,121
LT Group Inc.	Industrial Conglomerates	9,000	2,455
Manila Electric Co.	Electric Utilities	720	4,378
Megaworld Corp.	Real Estate Management & Development	36,000	3,059
Metro Pacific Investments Corp.	Diversified Financial Services	42,000	3,743
Metropolitan Bank & Trust Co.	Banks	5,800	5,924
PLDT Inc.	Wireless Telecommunication Services	290	8,092
Puregold Price Club Inc.	Food & Staples Retailing	3,060	2,612
San Miguel Corp.	Industrial Conglomerates	1,240	3,308
San Miguel Pure Foods Co. Inc.	Food Products	2,200	3,069
Semirara Mining and Power Corp.	Oil, Gas & Consumable Fuels	4,000	1,148
SM Investments Corp.	Industrial Conglomerates	1,500	32,765
SM Prime Holdings Inc.	Real Estate Management & Development	27,600	22,127
Universal Robina Corp.	Food Products	2,800	8,891
			206,564
Singapore 2.7%
	Equity Real Estate Investment Trusts
Ascendas REIT	(REITs)	9,747	21,977
	Equity Real Estate Investment Trusts
Ascott Residence Trust	(REITs)	5,200	4,249
BOC Aviation Ltd.	Trading Companies & Distributors	600	5,185
CapitaLand Ltd.	Real Estate Management & Development	8,000	19,854
	Equity Real Estate Investment Trusts
CapitaLand Mall Trust	(REITs)	13,936	22,776
City Developments Ltd.	Real Estate Management & Development	1,400	8,442
ComfortDelGro Corp. Ltd.	Road & Rail	6,600	8,340
DBS Group Holdings Ltd.	Banks	5,600	106,098
	Equity Real Estate Investment Trusts
Frasers Logistics & Commercial Trust	(REITs)	7,800	8,321
Frasers Property Ltd.	Real Estate Management & Development	600	563
Genting Singapore Ltd.	Hotels, Restaurants & Leisure	18,200	11,705
Hutchison Port Holdings Trust	Transportation Infrastructure	18,800	3,722
Jardine Cycle & Carriage Ltd.	Distributors	300	4,438
Keppel Corp. Ltd.	Industrial Conglomerates	4,400	17,911
	Equity Real Estate Investment Trusts
Keppel DC REIT	(REITs)	3,800	8,079
	Equity Real Estate Investment Trusts
Keppel REIT	(REITs)	6,400	5,424
	Equity Real Estate Investment Trusts
Mapletree Commercial Trust	(REITs)	7,000	11,281
	Equity Real Estate Investment Trusts
[c] Mapletree Greater China Commercial Trust, Reg S	(REITs)	5,800	4,257
	Equity Real Estate Investment Trusts
Mapletree Industrial Trust	(REITs)	5,200	11,371
	Equity Real Estate Investment Trusts
Mapletree Logistics Trust	(REITs)	8,200	12,471
[c] NetLink NBN Trust, Reg S	Diversified Telecommunication Services	9,200	6,717
Olam International Ltd.	Food & Staples Retailing	1,800	2,084
Oversea-Chinese Banking Corp. Ltd.	Banks	10,900	82,967
[a] SATS Ltd.	Transportation Infrastructure	1,800	5,420
SembCorp Industries Ltd.	Industrial Conglomerates	3,200	4,140
[a] SembCorp Marine Ltd.	Machinery	18,715	2,025
SIA Engineering Co. Ltd.	Transportation Infrastructure	800	1,192
[a] Singapore Airlines Ltd.	Airlines	4,000	12,954
Singapore Exchange Ltd.	Capital Markets	2,600	18,256
Singapore Post Ltd.	Air Freight & Logistics	5,200	2,774

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Singapore Press Holdings Ltd.	Media	5,400	4,617
Singapore Technologies Engineering Ltd.	Aerospace & Defense	4,600	13,295
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	23,400	40,899
StarHub Ltd.	Wireless Telecommunication Services	2,200	2,181
	Equity Real Estate Investment Trusts
Suntec REIT	(REITs)	6,800	7,666
United Overseas Bank Ltd.	Banks	4,000	68,369
UOL Group Ltd.	Real Estate Management & Development	1,600	9,334
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	800	11,755
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	7,200	5,203
			598,312
South Korea 13.9%
[a] Alteogen Inc.	Biotechnology	58	9,595
Amorepacific Corp.	Personal Products	100	18,963
AmorePacific Group	Personal Products	96	4,852
BGF Retail Co. Ltd.	Food & Staples Retailing	20	2,495
BNK Financial Group Inc.	Banks	934	4,884
[a] Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	228	34,212
[a] Celltrion Inc.	Biotechnology	326	107,736
[a] Celltrion Pharm Inc.	Pharmaceuticals	59	12,959
Cheil Worldwide Inc.	Media	186	3,527
CJ CheilJedang Corp.	Food Products	22	7,716
CJ Corp.	Industrial Conglomerates	40	3,391
CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	34	4,366
[a] CJ Logistics Corp.	Road & Rail	24	3,656
[a] Coway Co. Ltd.	Household Durables	170	11,377
Daelim Industrial Co. Ltd.	Construction & Engineering	76	5,807
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	558	2,561
[a] Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	166	4,187
DB Insurance Co. Ltd.	Insurance	140	5,638
DGB Financial Group Inc.	Banks	530	3,313
Dongsuh Cos. Inc.	Food & Staples Retailing	88	2,750
Doosan Bobcat Inc.	Machinery	86	2,347
[a] Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	575	7,146
[a] Doosan Infracore Co. Ltd.	Machinery	342	2,493
	Electronic Equipment, Instruments &
[a] Doosan Solus Co. Ltd.	Components	36	1,642
E-MART Inc.	Food & Staples Retailing	62	8,647
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	140	5,632
GS Engineering & Construction Corp.	Construction & Engineering	176	6,124
GS Holdings Corp.	Oil, Gas & Consumable Fuels	154	5,323
GS Retail Co. Ltd.	Food & Staples Retailing	88	2,791
Hana Financial Group Inc.	Banks	900	28,583
Hanjin Kal Corp.	Airlines	94	5,460
Hankook Tire & Technology Co. Ltd.	Auto Components	224	8,124
Hanmi Pharm Co. Ltd.	Pharmaceuticals	24	8,097
Hanmi Science Co. Ltd.	Pharmaceuticals	44	3,082
Hanon Systems	Auto Components	478	7,150
Hanssem Co. Ltd.	Household Durables	30	2,886
[a] Hanwha Aerospace Co. Ltd.	Aerospace & Defense	118	3,096
Hanwha Corp.	Industrial Conglomerates	120	3,126
Hanwha Corp.	Industrial Conglomerates	80	1,005
Hanwha Life Insurance Co. Ltd.	Insurance	940	2,111
Hanwha Solutions Corp.	Chemicals	242	10,671
HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	146	3,508
[a] Helixmith Co. Ltd.	Biotechnology	99	3,007
Hite Jinro Co. Ltd.	Beverages	80	2,346
[a] HLB Inc.	Leisure Products	138	11,751
Hotel Shilla Co. Ltd.	Specialty Retail	96	7,273
Hyundai Department Store Co. Ltd.	Multiline Retail	40	2,629
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	230	7,929
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	56	9,485

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	32	8,351
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	206	4,314
Hyundai Mipo Dockyard Co. Ltd.	Machinery	56	2,474
Hyundai Mobis Co. Ltd.	Auto Components	202	47,511
[a] Hyundai Motor Co.	Automobiles	434	76,708
Hyundai Steel Co.	Metals & Mining	220	8,020
Hyundai Wia Corp.	Auto Components	54	2,660
[a] Industrial Bank of Korea	Banks	714	5,810
[a] Kakao Corp.	Interactive Media & Services	168	60,238
Kangwon Land Inc.	Hotels, Restaurants & Leisure	334	7,225
[a] KB Financial Group Inc.	Banks	1,202	48,023
KCC Corp.	Chemicals	16	2,909
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	82	2,242
Kia Motors Corp.	Automobiles	804	46,184
Korea Aerospace Industries Ltd.	Aerospace & Defense	220	5,225
[a] Korea Electric Power Corp.	Electric Utilities	800	20,179
Korea Gas Corp.	Gas Utilities	76	2,162
Korea Investment Holdings Co. Ltd.	Capital Markets	120	8,727
[a] Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	136	13,584
Korea Zinc Co. Ltd.	Metals & Mining	30	11,088
[a] Korean Air Lines Co. Ltd.	Airlines	278	6,961
[a] KT&G Corp.	Tobacco	342	26,162
Kumho Petrochemical Co. Ltd.	Chemicals	52	6,941
LG Chem Ltd.	Chemicals	142	107,712
LG Corp.	Industrial Conglomerates	286	23,037
	Electronic Equipment, Instruments &
[a] LG Display Co. Ltd.	Components	710	12,124
[a] LG Electronics Inc.	Household Durables	334	41,508
LG Household & Health Care Ltd.	Personal Products	27	40,265
	Electronic Equipment, Instruments &
LG Innotek Co. Ltd.	Components	44	7,392
LG Uplus Corp.	Diversified Telecommunication Services	606	6,555
Lotte Chemical Corp.	Chemicals	46	11,687
Lotte Chilsung Beverage Co. Ltd.	Beverages	12	1,199
Lotte Corp.	Industrial Conglomerates	76	2,470
LOTTE Fine Chemical Co. Ltd.	Chemicals	54	2,744
Lotte Shopping Co. Ltd.	Multiline Retail	30	2,831
LS Corp.	Electrical Equipment	44	2,892
Mando Corp.	Auto Components	114	6,171
Medytox Inc.	Biotechnology	14	2,255
Mirae Asset Daewoo Co. Ltd.	Capital Markets	202	848
Mirae Asset Daewood Co. Ltd.	Capital Markets	1,092	9,490
Naver Corp.	Interactive Media & Services	408	109,859
NCSoft Corp.	Entertainment	52	44,566
[a] Netmarble CWorp	Entertainment	54	6,537
NH Investment & Securities Co. Ltd.	Capital Markets	388	4,036
[a] NHN Corp.	Entertainment	30	2,060
Nongshim Co. Ltd.	Food Products	10	2,762
[a] OCI Co. Ltd.	Chemicals	46	3,938
Orion Corp.	Food Products	68	7,762
Ottogi Corp.	Food Products	4	2,125
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	174	2,451
POSCO	Metals & Mining	212	53,083
[a] POSCO Chemical Co. Ltd.	Construction Materials	68	6,510
[a] Posco Chemical Co. Ltd., rts., 1/14/21	Construction Materials	16	449
Posco International Corp.	Trading Companies & Distributors	168	2,250
S-1 Corp.	Commercial Services & Supplies	64	5,008
S-Oil Corp.	Oil, Gas & Consumable Fuels	114	7,262
[a] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	42	31,936
Samsung C&T Corp.	Industrial Conglomerates	260	33,030
Samsung Card Co. Ltd.	Consumer Finance	106	3,171
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	174	28,512

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	14,652	1,092,527
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	486	5,928
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	102	17,606
[a] Samsung Heavy Industries Co. Ltd.	Machinery	1,286	8,334
Samsung Life Insurance Co. Ltd.	Insurance	202	14,709
	Electronic Equipment, Instruments &
[a] Samsung SDI Co. Ltd.	Components	164	94,810
Samsung SDS Co. Ltd.	IT Services	100	16,432
Samsung Securities Co. Ltd.	Capital Markets	200	7,447
[a] Shinhan Financial Group Co. Ltd.	Banks	1,522	44,905
Shinsegae Co. Ltd.	Multiline Retail	24	5,291
[a] SillaJen Inc.	Biotechnology	196	2,183
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	50	7,779
SK Holdings Co. Ltd.	Industrial Conglomerates	98	21,697
	Semiconductors & Semiconductor
[a] SK Hynix Inc.	Equipment	1,612	175,846
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	164	28,685
SK Networks Co. Ltd.	Trading Companies & Distributors	538	2,405
SK Telecom Co. Ltd.	Wireless Telecommunication Services	80	17,527
SKC Co. Ltd.	Chemicals	60	5,192
Ssangyong Cement Industrial Co. Ltd.	Construction Materials	372	2,288
[a] Woori Financial Group Inc.	Banks	1,590	14,242
Yuhan Corp.	Pharmaceuticals	153	10,577
			3,086,044
Taiwan 14.3%
Accton Technology Corp.	Communications Equipment	1,600	17,994
	Technology Hardware, Storage &
Acer Inc.	Peripherals	8,000	6,734
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	1,300	16,193
	Semiconductors & Semiconductor
ASE Industrial Holding Co. Ltd.	Equipment	10,000	28,934
Asia Cement Corp.	Construction Materials	8,000	12,300
	Semiconductors & Semiconductor
ASMedia Technology Inc.	Equipment	100	5,588
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	2,000	17,830
	Electronic Equipment, Instruments &
[a] AU Optronics Corp.	Components	28,000	13,951
Capital Securities Corp.	Capital Markets	6,000	2,893
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	2,480	18,182
Cathay Financial Holding Co. Ltd.	Insurance	26,000	39,095
Chailease Holding Co. Ltd.	Diversified Financial Services	4,000	23,916
Chang Hwa Commercial Bank Ltd.	Banks	20,000	12,777
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	6,000	9,406
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	2,000	6,136
[a] China Airlines Ltd.	Airlines	8,000	3,431
China Development Financial Holding Corp.	Insurance	44,000	14,563
China Life Insurance Co. Ltd.	Insurance	10,600	8,375
[a,e] China Motor Corp.	Automobiles	800	1,441
China Steel Corp.	Metals & Mining	40,000	35,234
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	12,000	46,551
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	12,000	8,841
CTBC Financial Holding Co. Ltd.	Banks	58,000	40,665
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	7,000	65,521
E.Sun Financial Holding Co. Ltd.	Banks	38,000	34,554
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	640	9,624

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

	Semiconductors & Semiconductor
[a] Epistar Corp.	Equipment	3,000	4,420
Eternal Materials Co. Ltd.	Chemicals	2,000	2,602
EVA Airways Corp.	Airlines	8,000	3,744
[a] Evergreen Marine Corp. Taiwan Ltd.	Marine	8,000	11,588
Far Eastern International Bank	Banks	6,000	2,317
Far Eastern New Century Corp.	Industrial Conglomerates	12,000	12,364
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	5,000	10,890
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	1,320	9,372
First Financial Holding Co. Ltd.	Banks	33,020	25,090
	Electronic Equipment, Instruments &
[a] FIT Hon Teng Ltd.	Components	2,000	694
Formosa Chemicals & Fibre Corp.	Chemicals	11,000	33,159
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	4,000	14,207
Formosa Plastics Corp.	Chemicals	15,000	51,463
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	4,000	4,420
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	4,000	7,602
Fubon Financial Holding Co. Ltd.	Insurance	22,000	36,604
	Electronic Equipment, Instruments &
Genius Electronic Optical Co. Ltd.	Components	260	5,247
Giant Manufacturing Co. Ltd.	Leisure Products	1,000	9,787
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	700	17,638
Hiwin Technologies Corp.	Machinery	800	10,947
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	37,000	121,147
Hotai Motor Co. Ltd.	Specialty Retail	1,000	22,884
	Technology Hardware, Storage &
[a] HTC Corp.	Peripherals	2,000	2,189
Hua Nan Financial Holdings Co. Ltd.	Banks	30,000	19,485
	Electronic Equipment, Instruments &
Innolux Corp.	Components	24,000	12,044
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	10,000	8,542
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	320	36,387
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	6,000	10,634
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	4,600	122,293
Mega Financial Holding Co. Ltd.	Banks	34,000	36,060
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	2,000	9,431
momo.com Inc.	Internet & Direct Marketing Retail	140	3,174
Nan Ya Plastics Corp.	Chemicals	18,000	46,060
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	2,000	6,178
Nien Made Enterprise Co. Ltd.	Household Durables	440	5,105
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	2,000	26,265
[a] Oneness Biotech Co. Ltd.	Pharmaceuticals	800	6,862
	Semiconductors & Semiconductor
Parade Technologies Ltd.	Equipment	218	8,612
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	6,000	14,371
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	8,000	8,940
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	2,000	6,755
President Chain Store Corp.	Food & Staples Retailing	2,000	18,969
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	8,000	23,034
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	1,600	22,237

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Shin Kong Financial Holding Co. Ltd.	Insurance	38,000	11,915
SinoPac Financial Holdings Co. Ltd.	Banks	34,000	13,855
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	4,000	6,691
Taishin Financial Holding Co. Ltd.	Banks	34,000	16,033
Taiwan Business Bank	Banks	16,000	5,541
Taiwan Cement Corp.	Construction Materials	16,000	24,600
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	30,000	21,728
Taiwan Fertilizer Co. Ltd.	Chemicals	2,000	3,858
[a] Taiwan Glass Industry Corp.	Building Products	4,000	2,776
Taiwan High Speed Rail Corp.	Transportation Infrastructure	6,000	6,769
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	5,000	17,599
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,000	3,157
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	74,800	1,410,919
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	6,000	5,904
The Shanghai Commercial & Savings Bank Ltd.	Banks	10,000	14,627
	Electronic Equipment, Instruments &
[a] TPK Holding Co. Ltd.	Components	1,000	1,648
	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	1,000	2,313
U-Ming Marine Transport Corp.	Marine	2,000	2,627
Uni-President Enterprises Corp.	Food Products	15,000	36,035
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	4,000	12,442
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	36,000	60,410
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	3,000	12,385
Walsin Lihwa Corp.	Electrical Equipment	10,000	6,869
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	1,400	11,485
Wan Hai Lines Ltd.	Marine	2,000	3,765
	Semiconductors & Semiconductor
Win Semiconductors Corp.	Equipment	1,280	15,762
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	8,000	8,826
	Technology Hardware, Storage &
Wiwynn Corp.	Peripherals	260	6,514
	Electronic Equipment, Instruments &
Yageo Corp.	Components	1,400	25,810
Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	36,000	26,329
[a] Yulon Motor Co. Ltd.	Automobiles	1,271	2,122
	Electronic Equipment, Instruments &
Zhen Ding Technology Holding Ltd.	Components	2,000	8,114
			3,181,970
Thailand 2.3%
Advanced Info Service PCL	Wireless Telecommunication Services	3,400	19,973
Airports of Thailand Public Co. Ltd., NVDR	Transportation Infrastructure	13,600	28,258
Asset World Corp PCL	Hotels, Restaurants & Leisure	24,000	3,653
	Independent Power and Renewable
B Grimm Power PCL, NVDR	Electricity Producers	2,000	3,238
Bangkok Bank PCL, fgn.	Banks	1,600	6,355
Bangkok Bank PCL, NVDR	Banks	2,000	7,911
Bangkok Dusit Medical Services PCL	Health Care Providers & Services	28,600	19,856
Bangkok Expressway and Metro PCL, NVDR	Transportation Infrastructure	25,800	7,148
[a] Bangkok Life Assurance PCL, NVDR	Insurance	1,400	981
Banpu PCL, NVDR	Oil, Gas & Consumable Fuels	15,200	5,581
Berli Jucker PCL, NVDR	Food & Staples Retailing	3,400	3,944
BTS Group Holdings PCL, NVDR	Road & Rail	27,600	8,567
Bumrungrad Hospital PCL	Health Care Providers & Services	1,000	4,005
Carabao Group PCL	Beverages	800	3,057
Central Pattana PCL	Real Estate Management & Development	8,000	12,750

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Central Retail Corp. PCL	Multiline Retail	8,400	8,622
Charoen Pokphand Foods PCL, NVDR	Food Products	11,400	10,179
[a] CP ALL PCL	Food & Staples Retailing	16,200	31,497
	Electronic Equipment, Instruments &
Delta Electronics Thailand PCL	Components	1,400	22,710
Digital Telecommunications Infrastructure Fund, fgn.	Diversified Financial Services	17,000	7,320
	Independent Power and Renewable
Electricity Generating PCL	Electricity Producers	800	5,140
	Independent Power and Renewable
Energy Absolute PCL, NVDR	Electricity Producers	5,000	8,219
	Independent Power and Renewable
Global Power Synergy PCL	Electricity Producers	2,000	4,923
	Independent Power and Renewable
Gulf Energy Development PCL, NVDR	Electricity Producers	11,800	13,490
Home Product Center PCL, NVDR, NVDR	Specialty Retail	18,000	8,231
Indorama Ventures PCL, NVDR	Chemicals	5,600	6,916
Intouch Holdings PCL	Wireless Telecommunication Services	6,800	12,767
IRPC PCL	Oil, Gas & Consumable Fuels	36,400	4,520
Kasikornbank PCL, fgn.	Banks	3,800	14,459
Kasikornbank PCL, NVDR	Banks	2,000	7,543
Krung Thai Bank PCL	Banks	18,000	6,669
Krungthai Card PCL, NVDR	Consumer Finance	4,000	7,944
Land and Houses PCL, NVDR	Real Estate Management & Development	22,000	5,838
[a] Minor International PCL	Hotels, Restaurants & Leisure	12,800	11,001
[a] Muangthai Capital PCL	Consumer Finance	2,000	3,939
Osotspa PCL, NVDR, NVDR	Beverages	3,200	3,792
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	4,200	13,773
PTT Global Chemical PCL, NVDR	Chemicals	6,200	12,106
PTT PCL	Oil, Gas & Consumable Fuels	44,600	63,268
	Independent Power and Renewable
Ratch Group PCL, NVDR	Electricity Producers	2,200	3,892
Siam City Cement PCL, NVDR	Construction Materials	200	905
Siam Commercial Bank PCL	Banks	7,600	22,196
Siam Makro Public Company Ltd.	Food & Staples Retailing	400	527
Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	1,400	3,551
Srisawad Corp. PCL	Consumer Finance	1,800	3,950
Thai Oil PCL	Oil, Gas & Consumable Fuels	3,600	6,248
Thai Union Group PCL	Food Products	10,000	4,539
The Siam Cement PCL	Construction Materials	2,600	32,804
TMB Bank PCL	Banks	148,000	5,335
Total Access Communication PCL	Wireless Telecommunication Services	2,400	2,664
True Corporation PCL, NVDR	Diversified Telecommunication Services	36,600	4,202
			520,956
Total Common Stocks and Other Equity Interests (Cost $17,983,573)			22,014,875
Preferred Stocks 0.9%
South Korea 0.9%
[f] Amorepacific Corp., 1.621%, pfd.	Personal Products	30	1,712
[f] CJ CheilJedang Corp., 2.119%, pfd.	Food Products	4	617
[f] Hyundai Motor Co., 3.460%, pfd. 2	Automobiles	110	9,073
[f] Hyundai Motor Co., 3.446%, pfd.	Automobiles	76	6,192
[f] LG Chem Ltd., 0.537%, pfd.	Chemicals	24	8,429
[f] LG Electronics, Inc., 1.254%, pfd.	Household Durables	66	3,876
[f] LG Household & Health Care Ltd., 1.539%, pfd.	Personal Products	6	3,966
	Technology Hardware, Storage &
[f] Samsung Electronics Co. Ltd., 1.443%, pfd.	Peripherals	2,560	173,447
[f] Samsung Fire & Marine Insurance Co. Ltd., 5.948%, pfd.	Insurance	8	1,053

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Total Preferred Stocks (Cost $126,014)			208,365
Total Investments before Short Term Investments (Cost $18,109,587)			22,223,240
Short Term Investments 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
United States 0.1%
[g,h]Institutional Fiduciary Trust Portfolio, 0.00%	Money Market Funds	10,240	10,240
Total Investments (Cost $18,119,827) 100.1%			22,233,480
Other Assets, less Liabilities (0.1)%			(14,157)
Net Assets 100.0%			$22,219,323

+Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $171,865, representing 0.8% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $692,892, representing 3.1% of net assets.

dA portion or all of the security is on loan at December 31, 2020.

eFair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

fVariable rate security. The rate shown represents the yield at period end.

gSee Note 5 regarding investments in affiliated management investment companies.

hThe rate shown is the annualized seven-day effective yield at period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
REIT	-	Real Estate Investment Trust
SF	-	Single Family
SRF	-	State Revolving Fund

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Australia ETF	Industry	Shares	Value
Common Stocks 99.9%
Australia 97.2%
Adbri Ltd.	Construction Materials	6,168	$15,944
[a] Afterpay Ltd.	IT Services	2,964	269,886
AGL Energy Ltd.	Multi-Utilities	8,484	78,233
ALS Ltd.	Professional Services	6,468	47,964
Altium Ltd.	Software	1,464	38,398
Alumina Ltd.	Metals & Mining	33,744	47,781
AMP Ltd.	Diversified Financial Services	46,332	55,773
Ampol Ltd.	Oil, Gas & Consumable Fuels	3,372	73,949
Ansell Ltd.	Health Care Equipment & Supplies	1,752	47,020
Apa Group	Gas Utilities	15,924	118,577
Appen Ltd.	IT Services	1,488	28,349
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	8,616	206,105
Atlas Arteria Ltd.	Transportation Infrastructure	12,936	64,883
Aurizon Holdings Ltd.	Road & Rail	24,444	73,563
AusNet Services	Electric Utilities	24,624	33,347
Australia & New Zealand Banking Group Ltd.	Banks	38,304	670,950
Australian Stock Exchange Ltd.	Capital Markets	2,616	145,342
Bank of Queensland Ltd.	Banks	6,120	36,552
Beach Energy Ltd.	Oil, Gas & Consumable Fuels	23,784	33,127
Bendigo and Adelaide Bank Ltd.	Banks	7,128	51,263
BHP Group Ltd.	Metals & Mining	39,780	1,302,442
Bluescope Steel Ltd.	Metals & Mining	6,780	91,452
Boral Ltd.	Construction Materials	16,452	62,841
Brambles Ltd.	Commercial Services & Supplies	20,292	165,978
carsales.com Ltd.	Interactive Media & Services	2,892	44,655
Challenger Ltd.	Diversified Financial Services	9,024	44,844
	Equity Real Estate Investment Trusts
Charter Hall Group	(REITs)	6,252	70,966
[a] Cimic Group Ltd.	Construction & Engineering	1,296	24,371
Cleanaway Waste Management Ltd.	Commercial Services & Supplies	18,300	33,185
Coca-Cola Amatil Ltd.	Beverages	6,900	68,844
Cochlear Ltd.	Health Care Equipment & Supplies	864	126,007
Coles Group Ltd.	Food & Staples Retailing	17,124	239,697
Commonwealth Bank of Australia	Banks	23,916	1,515,322
Computershare Ltd.	IT Services	6,492	73,089
Crown Resorts Ltd.	Hotels, Restaurants & Leisure	4,728	35,134
CSL Ltd.	Biotechnology	6,120	1,337,317
CSR Ltd.	Construction Materials	6,540	26,394
[a] Deterra Royalties Ltd.	Metals & Mining	5,700	21,112
	Equity Real Estate Investment Trusts
Dexus	(REITs)	14,736	106,888
Domain Holdings Australia Ltd.	Interactive Media & Services	3,108	10,768
Domino's Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	816	54,580
Downer EDI Ltd.	Commercial Services & Supplies	9,444	38,842
Evolution Mining Ltd.	Metals & Mining	21,624	83,264
[a] Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	1,932	23,630
Fortescue Metals Group Ltd.	Metals & Mining	21,468	388,136
	Equity Real Estate Investment Trusts
Goodman Group	(REITs)	24,480	357,210
	Equity Real Estate Investment Trusts
GPT Group	(REITs)	26,268	91,214
Harvey Norman Holdings Ltd.	Multiline Retail	7,980	28,880
IDP Education Ltd.	Diversified Consumer Services	1,884	28,858
Iluka Resources Ltd.	Metals & Mining	5,652	28,305
[a] Incitec Pivot Ltd.	Chemicals	26,148	46,004
Insurance Australia Group Ltd.	Insurance	32,892	119,291
IOOF Holdings Ltd.	Capital Markets	8,652	23,501
[a] James Hardie Industries PLC, CDI	Construction Materials	5,988	176,601
JB Hi-Fi Ltd.	Specialty Retail	1,524	57,177

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Lendlease Crop. Ltd.	Real Estate Management & Development	9,288	93,889
Macquarie Group Ltd.	Capital Markets	4,416	471,885
Magellan Financial Group Ltd.	Capital Markets	1,848	76,520
Medibank Private Ltd.	Insurance	37,152	86,292
Metcash Ltd.	Food & Staples Retailing	13,704	35,742
Mineral Resources Ltd.	Metals & Mining	1,872	54,098
	Equity Real Estate Investment Trusts
Mirvac Group	(REITs)	53,004	107,977
National Australia Bank Ltd.	Banks	44,412	774,514
Newcrest Mining Ltd.	Metals & Mining	11,016	219,143
[a] NEXTDC Ltd.	IT Services	6,096	57,530
Northern Star Resources Ltd.	Metals & Mining	9,672	94,711
[a] Nufarm Ltd.	Chemicals	4,284	13,554
Oil Search Ltd.	Oil, Gas & Consumable Fuels	27,972	80,079
Orica Ltd.	Chemicals	5,460	63,830
Origin Energy Ltd.	Oil, Gas & Consumable Fuels	23,712	87,095
Orora Ltd.	Containers & Packaging	12,758	26,581
OZ Minerals Ltd.	Metals & Mining	4,368	63,636
Perpetual Ltd.	Capital Markets	744	19,956
Platinum Asset Management Ltd.	Capital Markets	4,044	12,732
[a] Qantas Airways Ltd.	Airlines	9,912	37,096
QBE Insurance Group Ltd.	Insurance	19,656	129,379
Qube Logistics Holdings Ltd.	Transportation Infrastructure	19,560	44,375
Ramsay Health Care Ltd.	Health Care Providers & Services	2,352	112,852
REA Group Ltd.	Interactive Media & Services	684	78,570
Rio Tinto Ltd.	Metals & Mining	5,016	440,590
Santos Ltd.	Oil, Gas & Consumable Fuels	23,880	115,537
[a] Saracen Mineral Holdings Ltd.	Metals & Mining	14,784	54,188
	Equity Real Estate Investment Trusts
Scentre Group	(REITs)	69,984	150,129
Seek Ltd.	Interactive Media & Services	4,692	103,295
Seven Group Holdings Ltd.	Trading Companies & Distributors	1,788	32,216
	Equity Real Estate Investment Trusts
Shopping Centres Australasia Property Group	(REITs)	14,436	28,072
Sonic Healthcare Ltd.	Health Care Providers & Services	6,408	158,973
South32 Ltd.	Metals & Mining	65,436	124,719
	Equity Real Estate Investment Trusts
Stockland	(REITs)	32,136	103,655
Suncorp-Metway Ltd.	Insurance	17,256	129,694
[a] Sydney Airport	Transportation Infrastructure	17,856	88,321
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	28,020	84,324
Telstra Corp. Ltd.	Diversified Telecommunication Services	56,196	129,224
The Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	11,568	32,849
[a] TPG Telecom Limited	Diversified Telecommunication Services	4,944	27,545
Transurban Group	Transportation Infrastructure	36,900	388,953
Treasury Wine Estates Ltd.	Beverages	9,732	70,591
	Equity Real Estate Investment Trusts
Vicinity Centres	(REITs)	50,556	62,614
[a] Vocus Group Ltd.	Diversified Telecommunication Services	8,028	25,027
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	1,224	28,420
Wesfarmers Ltd.	Multiline Retail	15,276	594,102
Westpac Banking Corp.	Banks	48,756	728,749
Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	11,556	14,669
Wisetech Global Ltd.	Software	1,152	27,335
Woodside Petroleum Ltd.	Oil, Gas & Consumable Fuels	12,840	225,308
Woolworths Group Ltd.	Food & Staples Retailing	17,040	516,884

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Worley Ltd.	Energy Equipment & Services	4,344	38,515
			16,450,339
New Zealand 1.1%
[a] Xero Ltd.	Software	1,620	183,536
United Kingdom 1.5%
Amcor PLC, IDR	Containers & Packaging	21,120	250,000
United States 0.1%
Sims Ltd.	Metals & Mining	2,220	23,040
Total Investments (Cost $14,783,224) 99.9%			16,906,915
Other Assets, less Liabilities 0.1%			9,744
Net Assets 100.0%			$16,916,659

aNon-income producing.

Abbreviations

Selected Portfolio

CDI IDR REIT	- Clearing House Electronic Subregister System Depositary Interest - International Depositary Receipt - Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Brazil ETF	Industry	Shares	Value
Common Stocks 73.5%
Brazil 72.4%
[a] Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	36,400	$204,418
Ambev SA	Beverages	1,206,420	3,634,915
Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	109,200	407,645
[a] Azul SA	Airlines	78,000	590,158
[a] B2W Cia Digital	Internet & Direct Marketing Retail	57,200	832,639
B3 SA - Brasil Bolsa Balcao	Capital Markets	566,800	6,763,364
Banco Bradesco SA	Banks	348,400	1,623,210
Banco BTG Pactual SA	Capital Markets	72,800	1,317,469
Banco do Brasil SA	Banks	239,204	1,786,823
Banco Inter SA	Banks	31,200	198,221
Banco Santander Brasil SA	Banks	104,000	897,601
BB Seguridade Participacoes SA	Insurance	187,200	1,067,871
[a] BR Malls Participacoes SA	Real Estate Management & Development	213,200	406,353
[a] BRF SA	Food Products	176,800	750,197
CCR SA	Transportation Infrastructure	312,000	809,102
Centrais Eletricas Brasileiras SA	Electric Utilities	114,400	807,641
Cia Brasileira de Distribuicao	Food & Staples Retailing	46,877	677,317
Cia de Saneamento do Parana	Water Utilities	68,800	344,384
Cia Siderurgica Nacional SA	Metals & Mining	176,800	1,084,109
Cielo SA	IT Services	306,800	236,264
[a] Cogna Educacao	Diversified Consumer Services	514,800	458,882
Companhia de Locacao das Americas	Road & Rail	93,600	528,169
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	93,600	800,813
Companhia Energetica de Minas Gerais	Electric Utilities	54,138	170,934
Companhia Paranaense de Energia-Copel	Electric Utilities	5,200	70,078
[a] Cosan Logistica SA	Road & Rail	31,200	111,184
Cosan SA	Oil, Gas & Consumable Fuels	42,700	622,554
CPFL Energia SA	Electric Utilities	52,000	325,863
Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	78,000	442,694
Duratex SA	Paper & Forest Products	83,200	306,582
EDP-Energias do Brasil SA	Electric Utilities	83,200	314,751
[a] Embraer SA	Aerospace & Defense	202,800	345,535
Energisa SA	Electric Utilities	67,680	682,247
	Independent Power and Renewable
[a] Eneva SA	Electricity Producers	46,800	559,524
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	46,800	395,902
Equatorial Energia SA	Electric Utilities	249,600	1,112,921
EZ Tec Empreendimentos e Participacoes SA	Household Durables	26,000	214,740
Fleury SA	Health Care Providers & Services	67,600	351,652
Grendene SA	Textiles, Apparel & Luxury Goods	72,800	117,451
Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	20,800	59,707
[b,c] Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	294,100	864,034
Hypera SA	Pharmaceuticals	109,200	720,053
IRB Brasil Resseguros SA	Insurance	309,633	487,620
Itau Unibanco Holding SA	Banks	119,600	643,107
Klabin SA	Containers & Packaging	88,400	450,492
Localiza Rent a Car SA	Road & Rail	153,800	2,041,606
Lojas Americanas SA	Multiline Retail	78,081	307,411
Lojas Renner SA	Multiline Retail	219,030	1,836,003
M Dias Branco SA	Food Products	20,800	136,392
Magazine Luiza SA	Multiline Retail	733,360	3,522,647
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	72,800	329,788
[a] Natura & Co Holding SA	Personal Products	234,016	2,365,300
Neoenergia SA	Electric Utilities	67,600	229,316
Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	143,000	2,156,756
Odontoprev SA	Health Care Providers & Services	72,800	203,927
Petrobras Distribuidora SA	Specialty Retail	202,800	864,034
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,024,440	5,690,018

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Porto Seguro SA	Insurance	26,000	245,274
Qualicorp Consultoria E Corretora de Seguros SA	Health Care Providers & Services	67,600	455,248
Raia Drogasil SA	Food & Staples Retailing	314,715	1,517,166
Rede D'Or Sao Luiz SA	Health Care Providers & Services	40,000	525,971
[a] Rumo SA	Road & Rail	348,460	1,290,742
Sao Martinho SA	Food Products	46,800	246,515
Sul America SA	Insurance	79,466	678,510
[a] Suzano SA	Paper & Forest Products	200,272	2,257,118
Telefonica Brasil SA	Diversified Telecommunication Services	124,800	1,117,246
TIM SA	Wireless Telecommunication Services	223,600	630,653
Totvs SA	Software	135,200	747,554
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	62,400	400,407
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	218,400	998,193
Vale SA	Metals & Mining	912,300	15,359,562
[a] Via Varejo SA	Specialty Retail	322,400	1,003,039
WEG SA	Electrical Equipment	208,000	3,032,983
YDUQS Participacoes SA	Diversified Consumer Services	83,200	527,308
			86,313,877
United States 1.1%
JBS SA	Food Products	270,400	1,231,694
Total Common Stocks (Cost $96,015,898)			87,545,571
Preferred Stocks 26.1%
Brazil 26.1%
[d] Alpargatas SA, 0.131%, pfd.	Textiles, Apparel & Luxury Goods	46,800	378,422
[d] Banco Bradesco SA, 2.557%, pfd.	Banks	1,180,438	6,167,858
[d] Banco do Estado do Rio Grande do Sul SA, 3.974%, pfd., B	Banks	57,200	160,449
[a] Banco Inter SA, pdf.	Banks	72,800	461,114
[d] Bradespar SA, 3.144%, pfd.	Metals & Mining	62,400	765,374
[a] Braskem SA, pfd., A	Chemicals	52,000	235,963
[d] Centrais Eletricas Brasileiras SA, 4.832%, pfd., B	Electric Utilities	78,000	555,620
[d] Cia de Transmissao de Energia Eletrica Paulista, 6.257%, pfd.	Electric Utilities	52,000	278,411
	Independent Power and Renewable
[d] Cia Energetica de Sao Paulo, 7.856%, pfd., B	Electricity Producers	52,000	290,023
[d] Companhia Energetica de Minas Gerais, 2.191%, pfd.	Electric Utilities	275,680	772,766
[d] Companhia Paranaense de Energia, 4.137%, pfd., B	Electric Utilities	28,000	403,974
[d] Gerdau SA, 1.472%, pfd.	Metals & Mining	296,400	1,395,206
[d] Itau Unibanco Holding SA, 4.123%, pfd.	Banks	1,331,200	8,106,322
[d] Itausa SA, 3.402%, pfd.	Banks	1,242,860	2,806,736
[d] Lojas Americanas SA, 0.057%, pfd.	Multiline Retail	218,469	1,105,762
[d] Petroleo Brasileiro SA, 0.004%, pfd.	Oil, Gas & Consumable Fuels	1,263,640	6,894,528
[d] Usinas Siderurgicas de Minas Gerais SA Usiminas, 0.294%, pfd., A	Metals & Mining	114,400	321,779
Total Preferred Stocks (Cost $41,344,271)			31,100,307
Total Investments (Cost $137,360,169) 99.6%			118,645,878

Other Assets, less Liabilities 0.4%			520,357
Net Assets 100.0%			$119,166,235

aNon-income producing. bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the value of this security was $864,034, representing 0.7% of net assets. cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the value of this security was $864,034, representing 0.7% of net assets. dVariable rate security. The rate shown represents the yield at period end.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Mini Bovespa Index	Long	87	$399,423	2/17/21	$13,281

*	As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Canada ETF	Industry	Shares	Value
Common Stocks 99.9%
Canada 97.5%
Agnico Eagle Mines Ltd.	Metals & Mining	1,404	$98,732
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	4,866	165,688
Bank of Montreal	Banks	3,732	283,503
Barrick Gold Corp.	Metals & Mining	10,302	234,504
BCE Inc.	Diversified Telecommunication Services	1,764	75,365
Brookfield Asset Management Inc., A	Capital Markets	7,776	321,172
Canadian Imperial Bank of Commerce	Banks	2,598	221,707
Canadian National Railway Co.	Road & Rail	4,146	455,409
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	6,744	161,930
Canadian Pacific Railway Ltd.	Road & Rail	792	274,483
Canadian Tire Corp. Ltd., A	Multiline Retail	330	43,343
Canadian Utilities Ltd., A	Multi-Utilities	714	17,424
[a] Canopy Growth Corp.	Pharmaceuticals	1,326	32,598
Cenovus Energy Inc.	Oil, Gas & Consumable Fuels	5,934	36,098
[a] CGI Inc., A	IT Services	1,332	105,588
Constellation Software Inc.	Software	111	144,014
Dollarama Inc.	Multiline Retail	1,686	68,658
Enbridge Inc.	Oil, Gas & Consumable Fuels	11,802	377,127
Fairfax Financial Holdings Ltd.	Insurance	156	53,125
Fortis Inc.	Electric Utilities	2,694	109,959
Franco-Nevada Corp.	Metals & Mining	1,086	136,048
George Weston Ltd.	Food & Staples Retailing	426	31,793
Great-West Lifeco Inc.	Insurance	1,566	37,306
Hydro One Ltd.	Electric Utilities	1,836	41,288
IGM Financial Inc.	Capital Markets	474	12,840
Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	1,308	24,805
Intact Financial Corp.	Insurance	828	97,956
Loblaw Cos. Ltd.	Food & Staples Retailing	954	47,034
Magna International Inc.	Auto Components	1,602	113,309
Manulife Financial Corp.	Insurance	11,298	200,863
Metro Inc., A	Food & Staples Retailing	1,464	65,271
National Bank of Canada	Banks	1,962	110,328
Nutrien Ltd.	Chemicals	3,324	159,782
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	3,198	75,557
Power Corp. of Canada	Insurance	3,174	72,823
Restaurant Brands International Inc.	Hotels, Restaurants & Leisure	1,716	104,832
Rogers Communications Inc., B	Wireless Telecommunication Services	2,040	94,890
Royal Bank of Canada	Banks	8,304	681,723
Saputo Inc.	Food Products	1,362	38,091
Shaw Communications Inc.	Media	2,670	46,819
[a] Shopify Inc., A	IT Services	640	722,045
Sun Life Financial Inc.	Insurance	3,408	151,407
Suncor Energy Inc.	Oil, Gas & Consumable Fuels	8,898	149,115
TC Energy Corp.	Oil, Gas & Consumable Fuels	5,484	222,761
Teck Resources Ltd., B	Metals & Mining	2,694	48,847
TELUS Corp.	Diversified Telecommunication Services	2,466	48,797
The Bank of Nova Scotia	Banks	7,050	380,722
The Toronto-Dominion Bank	Banks	10,542	595,118
Thomson Reuters Corp.	Professional Services	984	80,466
[a] Topicus.com Inc.	Software	172	650
Wheaton Precious Metals Corp.	Metals & Mining	2,616	109,157
			7,982,870
United States 2.4%
[a] Bausch Health Cos. Inc.	Pharmaceuticals	1,806	37,438

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Waste Connections Inc.	Commercial Services & Supplies	1,536	157,362
			194,800
Total Investments (Cost $7,619,669) 99.9%			8,177,670
Other Assets, less Liabilities 0.1%			4,758
Net Assets 100.0%			$8,182,428
[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE China ETF	Industry	Shares	Value
Common Stocks 99.7%
China 99.2%
360 Security Technology Inc., A	Software	3,200	$7,738
[a] 3SBio Inc.	Biotechnology	40,000	36,472
[a] 51job Inc., ADR	Professional Services	976	68,320
A-Living Services Co. Ltd., H	Commercial Services & Supplies	12,000	53,238
AECC Aviation Power Co. Ltd., A	Aerospace & Defense	6,400	58,467
Agile Group Holdings Ltd.	Real Estate Management & Development	52,000	69,209
Agricultural Bank of China Ltd., A	Banks	334,400	161,624
Agricultural Bank of China Ltd., H	Banks	1,058,000	387,513
Aier Eye Hospital Group Co. Ltd.	Health Care Providers & Services	10,590	122,076
Air China Ltd., A	Airlines	12,800	14,757
Air China Ltd., H	Airlines	64,000	50,349
[a] Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	59,392	13,822,300
[a] Alibaba Health Information Technology Ltd.	Health Care Technology	158,000	466,633
[a] Aluminum Corp. of China Ltd., A	Metals & Mining	40,000	22,350
[a] Aluminum Corp. of China Ltd., H	Metals & Mining	128,000	45,232
Angang Steel Co. Ltd., H	Metals & Mining	64,000	26,083
Angel Yeast Co. Ltd., A	Food Products	1,600	12,578
Anhui Anke Biotechnology Group Co. Ltd.	Biotechnology	3,530	7,976
Anhui Conch Cement Co. Ltd., A	Construction Materials	9,600	76,278
Anhui Conch Cement Co. Ltd., H	Construction Materials	40,000	250,456
Anhui Expressway Co. Ltd., H	Transportation Infrastructure	32,000	19,108
Anhui Gujing Distillery Co. Ltd., A	Beverages	1,100	46,054
Anhui Gujing Distillery Co. Ltd., B	Beverages	4,800	66,851
Anta Sports Products Ltd.	Textiles, Apparel & Luxury Goods	35,160	557,293
Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	200	9,209
Autohome Inc., ADR	Interactive Media & Services	1,952	194,458
	Electronic Equipment, Instruments &
Avary Holding Shenzhen Co. Ltd., A	Components	1,600	12,233
AVIC Aircraft Co. Ltd.	Aerospace & Defense	6,400	36,134
Avic Capital Co. Ltd., A	Diversified Financial Services	20,800	14,023
AVIC Electromechanical Systems Co. Ltd.	Aerospace & Defense	9,600	16,919
Avic Heavy Machinery Co. Ltd., A	Machinery	3,200	12,314
	Electronic Equipment, Instruments &
AVIC Jonhon OptronicTechnology Co. Ltd.	Components	3,200	38,563
AVIC Shenyang Aircraft Co. Ltd., A	Aerospace & Defense	3,200	38,508
AviChina Industry & Technology Co. Ltd., H	Aerospace & Defense	64,000	44,654
AVICOPTER PLC, A	Aerospace & Defense	1,600	15,444
BAIC Motor Corp. Ltd., H	Automobiles	80,000	29,611
[a] Baidu Inc., ADR	Interactive Media & Services	9,040	1,954,810
Bank of Beijing Co. Ltd., A	Banks	51,200	38,144
Bank of Changsha Co. Ltd., A	Banks	8,000	11,723
Bank of China Ltd., A	Banks	182,400	89,282
Bank of China Ltd., H	Banks	2,576,000	880,388
Bank of Communications Co. Ltd., A	Banks	92,800	63,994
Bank of Communications Co. Ltd., H	Banks	256,000	135,365
Bank of Hangzhou Co. Ltd.	Banks	14,400	33,071
Bank of Jiangsu Co. Ltd., A	Banks	10,400	8,740
Bank of Nanjing Co. Ltd., A	Banks	24,000	29,849
Bank of Ningbo Co. Ltd., A	Banks	14,400	78,332
Bank of Shanghai Co. Ltd., A	Banks	35,200	42,479
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	43,200	39,565
BBMG Corp., A	Construction Materials	24,000	10,972
BBMG Corp., H	Construction Materials	80,000	15,476
Beijing Capital Co. Ltd., A	Water Utilities	16,000	6,970
Beijing Capital Development Co. Ltd., A	Real Estate Management & Development	4,800	4,337
Beijing Capital International Airport Co. Ltd.	Transportation Infrastructure	64,000	53,403
Beijing Dabeinong Technology Group Co. Ltd.	Food Products	11,200	16,654
Beijing E-Hualu Information Technology Co. Ltd., A	Software	1,600	7,549
Beijing Enlight Media Co. Ltd.	Entertainment	6,400	11,890

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Beijing Enterprises Holdings Ltd.	Gas Utilities	21,000	68,521
Beijing Enterprises Water Group Ltd.	Water Utilities	192,000	77,257
[a] Beijing Jetsen Technology Co. Ltd.	Software	8,000	3,977
	Independent Power and Renewable
Beijing Jingneng Clean Energy Co. Ltd., H	Electricity Producers	64,000	20,965
Beijing Kunlun Tech Co. Ltd.	Entertainment	3,200	9,827
Beijing New Building Materials PLC	Building Products	4,800	29,591
Beijing North Star Co. Ltd., H	Real Estate Management & Development	32,000	5,984
Beijing Orient National Communication Science &Technology Co.
Ltd.	Software	3,200	5,394
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.	Construction Materials	5,300	31,653
Beijing Originwater Technology Co. Ltd.	Commercial Services & Supplies	8,000	9,420
Beijing Sanju Environmental Protection and New Material Co. Ltd.	Chemicals	6,000	5,246
Beijing Shiji Information Technology Co. Ltd.	Software	3,200	15,314
[a] Beijing Shougang Co. Ltd.	Metals & Mining	12,800	7,546
Beijing Shunxin Agriculture Co. Ltd., A	Beverages	1,600	17,865
Beijing Sinnet Technology Co. Ltd., A	IT Services	3,400	8,986
Beijing Tiantan Biological Products Corp. Ltd., A	Biotechnology	3,600	23,107
[a] Beijing Ultrapower Software Co. Ltd.	IT Services	4,800	3,775
Beijing Yanjing Brewery Co. Ltd.	Beverages	6,400	8,393
	Electronic Equipment, Instruments &
Beijing Zhong Ke San Huan High-Tech Co. Ltd.	Components	1,600	2,327
Beijing-Shanghai High Speed Railway Co. Ltd.	Road & Rail	22,400	19,515
[a] Bilibili Inc., ADR	Entertainment	4,848	415,571
[a] Bluefocus Intelligent Communications Group Co. Ltd.	Media	6,400	5,911
Bluestar Adisseo Co., A	Chemicals	3,200	5,669
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	83,200	76,840
	Electronic Equipment, Instruments &
BOE Technology Group Co. Ltd.	Components	33,600	14,257
Bosideng International Holdings Ltd.	Textiles, Apparel & Luxury Goods	96,000	48,905
Bright Dairy & Food Co. Ltd., A	Food Products	3,200	8,009
Brilliance China Automotive Holdings Ltd.	Automobiles	96,000	87,409
BTG Hotels Group Co. Ltd., A	Hotels, Restaurants & Leisure	1,600	5,226
By-health Co. Ltd., A	Personal Products	4,800	17,843
BYD Co. Ltd.	Automobiles	4,800	143,557
BYD Co. Ltd., H	Automobiles	24,000	628,952
BYD Electronic International Co. Ltd.	Communications Equipment	26,500	138,757
C&S Paper Co. Ltd., A	Household Products	3,200	10,280
Caitong Securities Co. Ltd., A	Capital Markets	3,200	6,231
[a,b,c] CanSino Biologics Inc., 144A, Reg S	Pharmaceuticals	2,600	59,183
	Independent Power and Renewable
CECEP Solar Energy Co. Ltd.	Electricity Producers	6,400	7,162
	Independent Power and Renewable
CECEP Wind-Power Corp	Electricity Producers	8,000	4,224
[a] Central China Securities Co. Ltd., A	Capital Markets	11,200	12,102
[a] Central China Securities Co. Ltd., H	Capital Markets	32,000	6,933
Centre Testing International Group Co. Ltd., A	Professional Services	4,800	20,222
	Independent Power and Renewable
CGN Power Co. Ltd., A	Electricity Producers	8,000	3,473
	Independent Power and Renewable
CGN Power Co. Ltd., H	Electricity Producers	384,000	82,705
Changchun High & New Technology Industry Group Inc.	Pharmaceuticals	1,200	82,918
Changjiang Securities Co. Ltd.	Capital Markets	12,800	16,550
Changzhou Xingyu Automotive LightingSystems Co. Ltd., A	Auto Components	600	18,517
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd.	Components	4,800	27,522
China Aerospace Times Electronics Co. Ltd., A	Aerospace & Defense	4,800	5,527
China Aoyuan Group Ltd.	Real Estate Management & Development	48,000	46,676
China Avic Avionics Equipment Co. Ltd., A	Aerospace & Defense	3,200	9,679
China Baoan Group Co. Ltd.	Industrial Conglomerates	8,000	9,272
[a] China Biologic Products Holdings Inc.	Biotechnology	784	92,598
China Cinda Asset Management Co. Ltd., H	Capital Markets	288,000	54,600
China CITIC Bank Corp. Ltd., A	Banks	22,400	17,619

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

China CITIC Bank Corp. Ltd., H	Banks	320,000	135,778
China Coal Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	16,000	10,959
China Coal Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	80,000	24,040
China Communications Services Corp. Ltd.	Construction & Engineering	64,000	28,229
China Conch Venture Holdings Ltd.	Construction & Engineering	56,000	272,278
China Construction Bank Corp., A	Banks	20,800	20,106
China Construction Bank Corp., H	Banks	3,152,000	2,394,331
[a] China COSCO Holdings Co. Ltd., A	Marine	22,400	42,099
[a] China CSSC Holdings Ltd., A	Machinery	4,800	13,070
[b,c] China East Education Holdings Ltd., 144A, Reg S	Diversified Consumer Services	16,000	38,463
China Eastern Airlines Corp. Ltd., A	Airlines	24,000	17,289
China Eastern Airlines Corp. Ltd., H	Airlines	64,000	27,651
China Enterprise Co. Ltd., A	Real Estate Management & Development	17,600	9,103
China Everbright Bank Co. Ltd., A	Banks	91,200	56,012
China Everbright Bank Co. Ltd., H	Banks	112,000	42,611
China Everbright Environment Group Ltd.	Commercial Services & Supplies	112,000	63,267
China Everbright Ltd.	Capital Markets	32,000	42,838
China Evergrande Group	Real Estate Management & Development	80,000	153,730
[b,c] China Feihe Ltd., 144A, Reg S	Food Products	90,000	210,786
China Film Co. Ltd., A	Entertainment	4,800	9,206
China Foods Ltd.	Beverages	32,000	10,483
China Fortune Land Development Co. Ltd., A	Real Estate Management & Development	8,196	16,312
China Galaxy Securities Co. Ltd., A	Capital Markets	4,800	9,243
China Galaxy Securities Co. Ltd., H	Capital Markets	128,000	80,229
China Gas Holdings Ltd.	Gas Utilities	89,600	355,911
China Gezhouba Group Co. Ltd., A	Construction & Engineering	12,800	12,964
China Great Wall Securities Co. Ltd., A	Capital Markets	4,800	9,509
	Technology Hardware, Storage &
China Greatwall Technology Group Co. Ltd.	Peripherals	6,400	18,707
China Hongqiao Group Ltd.	Metals & Mining	96,000	87,905
China Huarong Asset Management Co. Ltd., H	Capital Markets	368,000	40,816
[a] China International Capital Corp. Ltd., H	Capital Markets	51,200	138,667
China International Marine Containers (Group) Co. Ltd., H	Machinery	16,000	23,317
China International Marine Containers Group Co. Ltd.	Machinery	3,500	8,076
China Jinmao Holdings Group Ltd.	Real Estate Management & Development	192,000	88,400
China Jushi Co. Ltd., A	Construction Materials	8,000	24,579
China Lesso Group Holdings Ltd.	Building Products	32,000	50,102
China Life Insurance Co. Ltd., A	Insurance	11,200	66,183
China Life Insurance Co. Ltd., H	Insurance	256,000	564,571
[a] China Literature Ltd.	Media	7,400	58,073
[d] China Lodging Group Ltd., ADR	Hotels, Restaurants & Leisure	6,416	288,912
	Independent Power and Renewable
China Longyuan Power Group Corp.	Electricity Producers	112,000	112,233
China Machinery Engineering Corp., H	Construction & Engineering	32,000	8,460
China Medical System Holdings Ltd.	Pharmaceuticals	48,000	53,609
China Meheco Co. Ltd., A	Trading Companies & Distributors	3,200	7,058
China Mengniu Dairy Co. Ltd.	Food Products	91,000	549,250
China Merchants Bank Co. Ltd., A	Banks	48,000	324,721
China Merchants Bank Co. Ltd., H	Banks	128,000	808,888
China Merchants Energy Shipping Co. Ltd., A	Oil, Gas & Consumable Fuels	17,600	15,306
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	42,000	51,404
China Merchants Property Operation & Service Co. Ltd., A	Real Estate Management & Development	3,200	10,605
China Merchants Securities Co. Ltd.	Capital Markets	41,600	62,235
China Merchants Securities Co. Ltd., A	Capital Markets	18,000	64,667
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A	Real Estate Management & Development	17,600	36,004
China Minsheng Banking Corp. Ltd., A	Banks	86,400	69,156
China Minsheng Banking Corp. Ltd., H	Banks	216,000	123,128
China Mobile Ltd.	Wireless Telecommunication Services	171,040	974,995
China Molybdenum Co. Ltd., A	Metals & Mining	25,600	24,628
China Molybdenum Co. Ltd., H	Metals & Mining	144,000	93,971
China National Building Material Co. Ltd., H	Construction Materials	128,000	153,854
China National Medicines Corp. Ltd., A	Health Care Providers & Services	1,600	12,144
	Independent Power and Renewable
China National Nuclear Power Co. Ltd., A	Electricity Producers	33,600	25,446

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

China National Software & Service Co. Ltd., A	Software	800	9,699
[a] China Northern Rare Earth Group High-Tech Co. Ltd., A	Metals & Mining	9,600	19,343
China Oilfield Services Ltd., A	Energy Equipment & Services	4,800	9,435
China Oilfield Services Ltd., H	Energy Equipment & Services	64,000	54,146
China Orient Securities Co. Ltd., A	Capital Markets	14,400	25,778
China Overseas Land & Investment Ltd.	Real Estate Management & Development	112,000	243,533
China Pacific Insurance Group Co. Ltd., A	Insurance	16,000	94,572
China Pacific Insurance Group Co. Ltd., H	Insurance	86,400	338,186
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	83,200	51,611
China Petroleum & Chemical Corp., H	Oil, Gas & Consumable Fuels	864,000	386,657
	Independent Power and Renewable
China Power International Development Ltd.	Electricity Producers	160,000	34,254
China Railway Group Ltd., A	Construction & Engineering	48,000	38,937
China Railway Group Ltd., H	Construction & Engineering	128,000	56,457
	Electronic Equipment, Instruments &
[c] China Railway Signal & Communication Corp. Ltd., H, Reg S	Components	48,000	16,095
China Reinsurance Group Corp., H	Insurance	208,000	21,460
China Resources Beer Holdings Co. Ltd.	Beverages	52,800	486,200
China Resources Cement Holdings Ltd.	Construction Materials	74,000	82,648
China Resources Gas Group Ltd.	Gas Utilities	32,000	170,238
China Resources Land Ltd.	Real Estate Management & Development	94,600	390,412
China Resources Pharmaceutical Group Ltd.	Pharmaceuticals	64,000	32,851
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	62,400	67,198
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	Pharmaceuticals	3,200	12,284
China Satellite Communications Co. Ltd., A	Media	3,200	8,935
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	17,600	48,791
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	114,368	215,348
[a] China Shipbuilding Industry Co. Ltd., A	Machinery	59,200	38,181
China Shipping Container Lines Co. Ltd., A	Trading Companies & Distributors	25,600	11,703
China Shipping Development Co. Ltd., A	Oil, Gas & Consumable Fuels	9,600	9,871
China South Publishing & Media Group Co. Ltd., A	Media	4,800	7,041
[a] China Southern Airlines Co. Ltd., A	Airlines	25,600	23,485
[a] China Southern Airlines Co. Ltd., H	Airlines	64,000	38,133
China State Construction Engineering Corp. Ltd., A	Construction & Engineering	104,000	79,561
China State Construction International Holdings Ltd.	Construction & Engineering	64,000	36,483
China Taiping Insurance Holdings Co. Ltd.	Insurance	51,200	92,312
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	384,000	106,476
China Tourism Group Duty Free Corp. Ltd., A	Specialty Retail	4,800	208,686
[b,c] China Tower Corp. Ltd., H, 144A, Reg S	Diversified Telecommunication Services	1,600,000	235,238
China Traditional Chinese Medicine Co. Ltd.	Pharmaceuticals	96,000	47,543
China TransInfo Technology Co. Ltd.	IT Services	1,600	4,709
China Unicom (Hong Kong) Ltd.	Diversified Telecommunication Services	160,000	91,825
China United Network Communications Ltd., A	Wireless Telecommunication Services	62,400	42,838
China Vanke Co. Ltd., A	Real Estate Management & Development	24,000	106,024
China Vanke Co. Ltd., H	Real Estate Management & Development	65,600	226,313
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	35,200	103,812
China Zheshang Bank Co. Ltd., A	Banks	14,400	9,043
[a] China Zhongwang Holdings Ltd.	Metals & Mining	51,200	9,641
Chinese Universe Publishing and Media Group Co. Ltd., A	Media	4,800	7,455
Chongqing Brewery Co. Ltd., A	Beverages	1,600	29,305
[a] Chongqing Changan Automobile Co. Ltd.	Automobiles	11,200	37,720
[a] Chongqing Changan Automobile Co. Ltd., B	Automobiles	28,800	29,566
Chongqing Fuling Zhacai Group Co. Ltd., A	Food Products	1,600	10,418
Chongqing Rural Commercial Bank Co. Ltd., A	Banks	9,600	6,650
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	80,000	32,603
Chongqing Zhifei Biological Products Co. Ltd.	Biotechnology	3,200	72,855
CIFI Holdings Group Co. Ltd.	Real Estate Management & Development	128,000	108,457
Cinda Real Estate Co. Ltd., A	Real Estate Management & Development	6,400	3,990
Citic Pacific Ltd.	Industrial Conglomerates	160,000	113,286
Citic Pacific Special Steel Group Co. Ltd., A	Metals & Mining	12,080	40,517
CITIC Securities Co. Ltd., A	Capital Markets	25,600	115,850
CITIC Securities Co. Ltd., H	Capital Markets	80,000	180,349

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

CNOOC Energy Technology & Services Ltd.	Energy Equipment & Services	20,800	7,652
CNOOC Ltd.	Oil, Gas & Consumable Fuels	544,000	503,739
Contemporary Amperex Technology Co. Ltd.	Electrical Equipment	1,800	97,281
COSCO SHIPPING Development Co. Ltd., H	Trading Companies & Distributors	144,000	23,400
COSCO SHIPPING Energy Transportation Co. Ltd., H	Oil, Gas & Consumable Fuels	44,000	17,308
[a] COSCO Shipping Holdings Co. Ltd.	Marine	88,000	105,548
COSCO SHIPPING Ports Ltd.	Transportation Infrastructure	64,000	44,489
Country Garden Holdings Co. Ltd.	Real Estate Management & Development	256,000	353,930
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	44,800	303,044
CSC Financial Co. Ltd., A	Capital Markets	3,200	20,688
CSC Financial Co. Ltd., H	Capital Markets	32,000	42,508
CSG Holding Co. Ltd.	Construction Materials	46,400	17,952
CSG Holding Co. Ltd.	Construction Materials	6,400	7,270
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	291,680	298,306
Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	1,700	8,975
[a] Dada Nexus Ltd., ADR	Internet & Direct Marketing Retail	688	25,112
Dali Foods Group Co. Ltd.	Food Products	72,000	41,136
Daqin Railway Co. Ltd., A	Road & Rail	36,800	36,592
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., A	Electricity Producers	19,200	7,063
	Independent Power and Renewable
Datang International Power Generation Co. Ltd., H	Electricity Producers	96,000	12,381
Dazhong Transportation (Group) Co. Ltd., B	Road & Rail	33,600	10,080
DHC Software Co. Ltd.	IT Services	8,000	10,221
Dian Diagnostics Group Co. Ltd.	Health Care Providers & Services	1,600	8,442
Dong-E-E-Jiao Co. Ltd., A	Pharmaceuticals	1,600	9,534
Dongfang Electric Corp. Ltd., A	Electrical Equipment	6,400	9,822
Dongfang Electric Corp. Ltd., H	Electrical Equipment	12,800	9,360
Dongfeng Motor Group Co. Ltd., H	Automobiles	96,000	111,924
Dongxing Securities Co. Ltd., A	Capital Markets	8,000	16,402
East Group Co. Ltd., A	Electrical Equipment	3,200	3,921
East Money Information Co. Ltd.	Capital Markets	20,280	96,770
ENN Ecological Holdings Co. Ltd., A	Chemicals	4,800	10,041
ENN Energy Holdings Ltd.	Gas Utilities	26,100	383,059
Eve Energy Co. Ltd.	Electrical Equipment	4,800	60,216
Everbright Securities Co. Ltd., A	Capital Markets	9,600	27,367
Everbright Securities Co. Ltd., H	Capital Markets	9,600	8,592
[a] Fangda Carbon New Material Co. Ltd.	Electrical Equipment	11,200	12,188
Far East Horizon Ltd.	Diversified Financial Services	64,000	65,949
[a] Faw Jiefang Group Co. Ltd.	Automobiles	6,400	11,506
Fiberhome Telecommunication Technologies Co. Ltd., A	Communications Equipment	3,200	11,861
Financial Street Holdings Co. Ltd.	Real Estate Management & Development	4,800	4,766
First Capital Securities Co. Ltd.	Capital Markets	9,600	14,703
	Semiconductors & Semiconductor
Flat Glass Group Co. Ltd., H	Equipment	16,000	67,373
Focus Media Information Technology Co. Ltd.	Media	36,800	55,908
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	3,220	99,396
Fosun International Ltd.	Industrial Conglomerates	72,000	113,100
[a] Founder Securities Co. Ltd., A	Capital Markets	20,800	33,201
	Electronic Equipment, Instruments &
Foxconn Industrial Internet Co. Ltd., A	Components	9,600	20,229
Fujian Sunner Development Co. Ltd.	Food Products	3,200	13,073
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	4,800	35,501
Fuyao Group Glass Industries Co. Ltd., H	Auto Components	19,200	105,486
G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	100	6,557
Ganfeng Lithium Co. Ltd.	Metals & Mining	3,200	49,847
Ganfeng Lithium Co. Ltd., H	Metals & Mining	5,400	64,489
	Semiconductors & Semiconductor
[a] GCL System Integration Technology Co. Ltd.	Equipment	16,000	10,467
[a,d] GDS Holdings Ltd., ADR	IT Services	3,696	346,093
Geely Automobile Holdings Ltd.	Automobiles	181,000	618,596
GEM Co. Ltd.	Metals & Mining	11,200	12,051
Gemdale Corp., A	Real Estate Management & Development	11,200	23,274
Genimous Technology Co. Ltd.	Software	4,800	4,921

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Genscript Biotech Corp.	Life Sciences Tools & Services	32,000	46,552
GF Securities Co. Ltd.	Capital Markets	14,400	36,085
GF Securities Co. Ltd., H	Capital Markets	54,400	76,894
	Semiconductors & Semiconductor
Gigadevice Semiconductor Beijing Inc., A	Equipment	1,320	40,128
[a] Global Top E-Commerce Co. Ltd.	Internet & Direct Marketing Retail	3,200	2,532
Glodon Co. Ltd.	Software	1,600	19,392
	Electronic Equipment, Instruments &
GoerTek Inc.	Components	8,000	45,956
[a] GOME Retail Holdings Ltd.	Specialty Retail	384,000	46,057
Grandjoy Holdings Group Co. Ltd., A	Real Estate Management & Development	11,200	7,585
Great Wall Motor Co. Ltd., A	Automobiles	8,000	46,559
Great Wall Motor Co. Ltd., H	Automobiles	104,000	356,778
Gree Electric Appliances Inc. of Zhuhai	Household Durables	6,000	57,205
Greendland Holdings Corp. Ltd., A	Real Estate Management & Development	14,400	12,922
Greentown China Holdings Ltd.	Real Estate Management & Development	24,000	35,100
	Technology Hardware, Storage &
GRG Banking Equipment Co. Ltd.	Peripherals	6,400	10,521
[a] GSX Techedu Inc., ADR	Diversified Consumer Services	1,552	80,254
	Independent Power and Renewable
Guangdong Electric Power Development Co. Ltd., B	Electricity Producers	22,400	6,731
[a] Guangdong Golden Dragon Development Inc.	Capital Markets	1,600	3,894
Guangdong Haid Group Co. Ltd.	Food Products	3,200	32,263
[a] Guangdong HEC Technology Holding Co. Ltd., A	Metals & Mining	9,600	7,433
Guangdong Investment Ltd.	Water Utilities	99,500	179,139
Guangdong Kinlong Hardware Products Co. Ltd., A	Building Products	400	8,866
	Electronic Equipment, Instruments &
Guangdong LY Intelligent Manufacturing Co. Ltd.	Components	16,000	29,529
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	1,600	10,405
[a] Guanghui Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	12,800	5,576
Guangshen Railway Co. Ltd., H	Road & Rail	64,000	11,556
Guangxi Liugong Machinery Co. Ltd.	Machinery	6,400	7,251
Guangzhou Automobile Group Co. Ltd., A	Automobiles	6,400	13,092
Guangzhou Automobile Group Co. Ltd., H	Automobiles	106,000	117,841
Guangzhou Baiyun International Airport Co. Ltd., A	Transportation Infrastructure	4,800	10,440
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., A	Pharmaceuticals	3,200	14,407
Guangzhou Baiyunshan Pharmceutical Holdings Co. Ltd.	Pharmaceuticals	9,600	23,549
Guangzhou Haige Communications Group Inc. Co.	Communications Equipment	4,800	8,002
Guangzhou Kingmed Diagnostics Group Co. Ltd., A	Health Care Providers & Services	1,600	31,553
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	51,200	65,834
Guangzhou TInc.i Materials Technology Co. Ltd.	Chemicals	1,600	25,564
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A	Capital Markets	3,200	7,172
Guizhou Bailing Group Pharmaceutical Co. Ltd., A	Pharmaceuticals	4,800	5,785
[a] Guolian Securities Co. Ltd., A	Capital Markets	3,200	10,506
Guosen Securities Co. Ltd.	Capital Markets	11,200	23,515
[a] Guosheng Financial Holding Inc.	Electrical Equipment	6,400	13,545
Guotai Junan Securities Co. Ltd.	Capital Markets	25,600	37,308
Guotai Junan Securities Co. Ltd., A	Capital Markets	17,600	47,490
[a] Guoxuan High-Tech Co. Ltd.	Electrical Equipment	3,200	19,269
Guoyuan Securities Co. Ltd.	Capital Markets	9,600	13,240
[b,c] Haidilao International Holding Ltd., 144A, Reg S	Hotels, Restaurants & Leisure	28,000	215,583
Haier Smart Home Co. Ltd., A	Household Durables	16,000	71,939
[a] Haier Smart Home Co. Ltd., H	Household Durables	68,800	249,332
Haitian International Holdings Ltd.	Machinery	21,000	72,583
Haitong Securities Co. Ltd., A	Capital Markets	24,000	47,508
Haitong Securities Co. Ltd., H	Capital Markets	115,200	102,960
Han's Laser Technology Industry Group Co. Ltd., A	Machinery	3,200	21,057
[a] Hang Zhou Great Star Industrial Co. Ltd.	Household Durables	3,200	15,324
Hangzhou Binjiang Real Estate Group Co. Ltd.	Real Estate Management & Development	9,600	6,783
	Semiconductors & Semiconductor
Hangzhou First Applied Material Co. Ltd., A	Equipment	1,600	21,032
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	1,600	10,043
Hangzhou Shunwang Technology Co. Ltd.	Entertainment	1,600	4,224
Hangzhou Tigermed Consulting Co. Ltd.	Life Sciences Tools & Services	1,600	39,801

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a,b,c] Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	3,500	81,024
[a] Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	32,000	155,175
Harbin Boshi Automation Co. Ltd.	Machinery	3,200	5,970
Health & Happiness H&H International Holdings Ltd.	Food Products	3,400	12,585
Hefei Meiya Optoelectronic Technology Inc.	Machinery	1,600	10,905
Heilongjiang Agriculture Co. Ltd., A	Food Products	4,800	14,223
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	8,000	57,802
Hengan International Group Co. Ltd.	Personal Products	25,000	177,009
	Electronic Equipment, Instruments &
Hengdian Group DMEGC Magnetics Co. Ltd.	Components	4,800	11,223
Hengli Petrochemical Co. Ltd., A	Chemicals	8,000	34,442
[a] HengTen Networks Group Ltd.	Internet & Direct Marketing Retail	640,000	21,873
Hengtong Optic-electric Co. Ltd., A	Communications Equipment	4,800	10,336
Hengyi Petrochemical Co. Ltd., A	Chemicals	8,000	15,762
[a] Hesteel Co. Ltd.	Metals & Mining	17,600	6,068
Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	1,300	24,809
	Electronic Equipment, Instruments &
Holitech Technology Co. Ltd.	Components	9,600	6,059
Hongfa Technology Co. Ltd., A	Electrical Equipment	1,600	13,353
Hongta Securities Co. Ltd., A	Capital Markets	3,200	9,157
Hopson Development Holdings Ltd.	Real Estate Management & Development	20,000	50,968
	Semiconductors & Semiconductor
[a,c] Hua Hong Semiconductor Ltd., Reg S	Equipment	11,000	62,421
Huaan Securities Co. Ltd., A	Capital Markets	6,400	7,881
	Independent Power and Renewable
Huadian Power International Corp. Ltd., A	Electricity Producers	17,600	9,211
	Independent Power and Renewable
Huadian Power International Corp. Ltd., H	Electricity Producers	64,000	16,095
Huadong Medicine Co. Ltd., A	Health Care Providers & Services	4,800	19,624
	Electronic Equipment, Instruments &
Huagong Tech Co. Ltd.	Components	3,200	11,422
Huaibei Mining Holdings Co. Ltd., A	Metals & Mining	6,400	11,024
Hualan Biological Engineering Inc.	Biotechnology	3,860	25,097
	Independent Power and Renewable
Huaneng Power International Inc., A	Electricity Producers	17,600	12,137
	Independent Power and Renewable
Huaneng Power International Inc., H	Electricity Producers	128,000	46,717
Huapont Life Sciences Co. Ltd.	Chemicals	3,200	2,729
Huatai Securities Co. Ltd., A	Capital Markets	17,600	48,791
Huatai Securities Co. Ltd., H	Capital Markets	54,400	85,594
Huaxi Securities Co. Ltd.	Capital Markets	3,200	6,147
Huaxia Bank Co. Ltd., A	Banks	38,400	36,942
Huaxin Cement Co. Ltd., A	Construction Materials	3,200	10,162
Huaxin Cement Co. Ltd., B	Construction Materials	11,200	24,270
Huayu Automotive Systems Co. Ltd.	Auto Components	8,000	35,489
Hubei Biocause Pharmaceutical Co. Ltd.	Insurance	14,400	10,794
	Independent Power and Renewable
Hubei Energy Group Co. Ltd.	Electricity Producers	12,800	7,645
Huizhou Desay Sv Automotive Co. Ltd.	Household Durables	1,600	20,722
Humanwell Healthcare Group Co. Ltd., A	Pharmaceuticals	3,200	16,688
Hunan Valin Steel Co. Ltd.	Metals & Mining	16,000	11,772
Hundsun Technologies Inc., A	Software	2,100	33,908
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia	Oil, Gas & Consumable Fuels	3,200	5,389
[a] HyUnion Holding Co. Ltd.	Auto Components	4,800	5,438
Iflytek Co. Ltd.	Software	4,800	30,196
Industrial and Commercial Bank of China Ltd.	Banks	182,400	140,099
Industrial and Commercial Bank of China Ltd., H	Banks	2,656,000	1,722,974
Industrial Bank Co. Ltd., A	Banks	49,600	159,336
Industrial Securities Co. Ltd., A	Capital Markets	16,000	21,377
[a] Inner Mongolia BaoTou Steel Union Co. Ltd., A	Metals & Mining	88,000	15,848
Inner Mongolia First Machinery Group Co. Ltd., A	Machinery	4,800	8,984
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	14,400	98,347
Inner Mongolia Yitai Coal Co. Ltd., B	Oil, Gas & Consumable Fuels	33,600	18,816
[a] Innovent Biologics Inc.	Biotechnology	42,500	449,728

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

	Technology Hardware, Storage &
Inspur Electronic Information Industry Co. Ltd.	Peripherals	3,308	13,687
Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	450	11,647
[a,d] Iqiyi Inc., ADR	Entertainment	8,000	139,840
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	1,600	16,703
Jason Furniture Hangzhou Co. Ltd., A	Household Durables	1,600	17,365
[a] JD Health International Inc.	Internet & Direct Marketing Retail	6,400	123,809
[a] JD.com Inc., ADR	Internet & Direct Marketing Retail	29,680	2,608,872
Jiangsu Eastern Shenghong Co. Ltd.	Chemicals	6,400	9,339
Jiangsu Expressway Co. Ltd., A	Transportation Infrastructure	4,800	6,805
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	42,000	46,962
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	2,080	36,179
Jiangsu Hengrui Medicine Co. Ltd., A	Pharmaceuticals	12,800	219,604
Jiangsu King's Luck Brewery JSC Ltd	Beverages	3,200	28,263
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	3,800	138,035
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.	Health Care Equipment & Supplies	3,200	13,895
Jiangsu Zhongnan Construction Group Co. Ltd.	Real Estate Management & Development	9,600	13,048
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	9,600	16,018
Jiangxi Copper Co. Ltd., A	Metals & Mining	4,800	14,740
Jiangxi Copper Co. Ltd., H	Metals & Mining	48,000	75,400
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	6,400	16,786
Jiayuan International Group Ltd.	Real Estate Management & Development	32,000	12,670
Jilin Aodong Pharmaceutical Group Co. Ltd.	Pharmaceuticals	3,200	8,112
Jinduicheng Molybdenum Co. Ltd., A	Metals & Mining	4,800	4,588
Jinke Properties Group Co. Ltd.	Real Estate Management & Development	12,800	13,969
[b,c] Jinxin Fertility Group Ltd., 144A, Reg S	Health Care Providers & Services	42,000	85,583
Jinyu Bio-Technology Co. Ltd., A	Biotechnology	3,200	10,290
JoInc., Aare Pharmaceutical Group Industry Co. Ltd., A	Pharmaceuticals	4,800	10,277
[a] Jointown Pharmaceutical Group Co. Ltd., A	Health Care Providers & Services	4,800	13,417
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., A	Food Products	1,600	16,415
Joyoung Co. Ltd.	Household Durables	1,600	7,891
JOYY Inc., ADR	Interactive Media & Services	1,888	151,002
[a] KE Holdings Inc., ADR	Real Estate Management & Development	3,680	226,467
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	24,000	101,214
Kingdee International Software Group Co. Ltd.	Software	84,000	342,333
Kingfa Sci & Tech Co. Ltd.	Chemicals	6,400	16,885
[a] Kingsoft Cloud Holdings Ltd., ADR	IT Services	1,168	50,866
Kingsoft Corp. Ltd.	Software	29,000	187,004
[a] Kuang-Chi Technologies Co. Ltd.	Auto Components	4,800	16,439
Kunlun Energy Co. Ltd.	Gas Utilities	108,000	93,321
[a] Kunwu Jiuding Investment Holdings Co. Ltd., A	Capital Markets	1,600	4,815
Kweichow Moutai Co. Ltd., A	Beverages	3,000	922,629
KWG Group Holdings Ltd.	Real Estate Management & Development	40,000	54,579
[a,c] KWG Living Group Holdings Ltd., Reg S	Real Estate Management & Development	33,500	27,219
Lao Feng Xiang Co. Ltd., B	Textiles, Apparel & Luxury Goods	6,400	18,547
Laobaixing Pharmacy Chain JSC	Food & Staples Retailing	1,600	15,474
	Technology Hardware, Storage &
Legend Holdings Corp., H	Peripherals	19,200	25,208
	Technology Hardware, Storage &
[e] Legend Holdings Corp., rts., 2/20/49	Peripherals	830	—
	Electronic Equipment, Instruments &
Lens Technology Co. Ltd.	Components	4,800	22,616
Leo Group Co. Ltd.	Media	17,600	8,209
Lepu Medical Technology Beijing Co. Ltd.	Health Care Equipment & Supplies	4,800	20,082
	Electronic Equipment, Instruments &
Leyard Optoelectronic Co. Ltd.	Components	4,800	4,699
[a] Li Auto Inc., ADR	Automobiles	3,200	92,256
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	69,500	477,743
	Electronic Equipment, Instruments &
LianChuang Electronic Technology Co. Ltd.	Components	3,860	6,144
Lianhe Chemical Technology Co. Ltd., A	Chemicals	1,600	5,908
Liaoning Cheng Da Co. Ltd., A	Distributors	3,200	11,979
Livzon Pharmaceutical Group Inc., H	Pharmaceuticals	6,400	24,803

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Livzon Pharmaceutical Group, Inc.	Pharmaceuticals	1,600	9,974
Logan Group Co. Ltd.	Real Estate Management & Development	32,000	52,413
Lomon Billions Group Co. Ltd.	Chemicals	4,800	22,734
[b,c] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	62,040	363,254
	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	9,600	136,243
Luenmei Quantum Co. Ltd., A	Water Utilities	3,200	5,591
[a,d] Lufax Holding Ltd., ADR	Consumer Finance	6,400	90,880
	Electronic Equipment, Instruments &
Luxshare Precision Industry Co. Ltd., A	Components	16,099	139,068
Luye Pharma Group Ltd.	Pharmaceuticals	56,000	26,072
Luzhou Laojiao Co. Ltd., A	Beverages	3,800	132,285
Maanshan Iron & Steel Co. Ltd., A	Metals & Mining	8,000	3,276
Maanshan Iron & Steel Co. Ltd., H	Metals & Mining	32,000	8,832
Maccura Biotechnology Co. Ltd.	Life Sciences Tools & Services	1,600	11,477
Mango Excellent Media Co. Ltd.	Entertainment	4,830	53,901
	Electronic Equipment, Instruments &
Maxscend Microelectronics Co. Ltd., A	Components	300	26,346
[a] Meinian Onehealth Healthcare Holdings Co. Ltd.	Health Care Providers & Services	9,600	16,742
[a,c] Meituan Dianping, B, Reg S	Internet & Direct Marketing Retail	121,000	4,597,277
Metallurgical Corp. of China Ltd.	Construction & Engineering	112,000	19,789
Metallurgical Corp. of China Ltd., A	Construction & Engineering	35,200	14,792
Momo Inc., ADR	Interactive Media & Services	5,328	74,379
Muyuan Foods Co. Ltd.	Food Products	8,400	99,688
NanJi E-Commerce Co. Ltd.	Media	6,400	13,476
Nanjing Iron & Steel Co. Ltd., A	Metals & Mining	16,000	7,684
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	Pharmaceuticals	300	1,622
Nanjing Securities Co. Ltd., A	Capital Markets	8,000	15,109
[a] Nanyang Topsec Technologies Group Inc., A	Electrical Equipment	3,200	10,349
Nari Technology Development Co. Ltd., A	Electrical Equipment	11,200	45,806
	Semiconductors & Semiconductor
NAURA Technology Group Co. Ltd., A	Equipment	1,300	36,167
NavInfo Co. Ltd.	Household Durables	4,800	10,543
NetEase Inc., ADR	Entertainment	12,816	1,227,388
New China Life Insurance Co. Ltd., A	Insurance	4,800	42,831
New China Life Insurance Co. Ltd., H	Insurance	30,400	118,599
New Hope Liuhe Co. Ltd.	Food Products	11,200	38,617
[a] New Oriental Education & Technology Group Inc., ADR	Diversified Consumer Services	4,960	921,618
Newland Digital Technology Co. Ltd.	Software	3,200	7,526
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	54,000	76,607
	Technology Hardware, Storage &
Ninestar Corp.	Peripherals	1,600	6,583
Ningbo Joyson Electronic Corp.	Auto Components	3,200	12,491
Ningbo Tuopu Group Co. Ltd., A	Auto Components	3,200	18,929
Ningbo Zhoushan Port Co. Ltd., A	Transportation Infrastructure	19,200	11,585
Ningxia Baofeng Energy Group Co. Ltd.	Chemicals	4,800	8,644
[a] NIO Inc., ADR	Automobiles	37,424	1,824,046
Northeast Securities Co. Ltd.	Capital Markets	4,800	7,255
NSFOCUS Information Technology Co. Ltd.	Software	1,600	3,763
Oceanwide Holdings Co. Ltd.	Diversified Financial Services	12,800	6,462
Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	4,800	25,956
Offshore Oil Engineering Co. Ltd., A	Energy Equipment & Services	12,800	8,846
	Electronic Equipment, Instruments &
OFILM Group Co. Ltd.	Components	6,400	12,984
[a] OneConnect Financial Technology Co. Ltd., ADR	Software	1,744	34,374
Oppein Home Group Inc., A	Household Durables	500	10,351
Orient Securities Co. Ltd. of China, H	Capital Markets	25,600	18,027
Oriental Pearl Group Co. Ltd., A	Media	9,600	13,210
[a] Ourpalm Co. Ltd.	Entertainment	8,000	6,292
Ovctek China, Inc., A	Health Care Equipment & Supplies	1,600	20,175
People.cn Co. Ltd.	Media	1,600	4,162
Perfect World Co. Ltd.	Entertainment	3,700	16,801
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	704,000	217,905
[b,c] Pharmaron Beijing Co. Ltd., H, 144A, Reg S	Life Sciences Tools & Services	4,800	81,095

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

PICC Property and Casualty Co. Ltd., H	Insurance	224,000	169,578
[a] Pinduoduo Inc., ADR	Internet & Direct Marketing Retail	9,712	1,725,531
Ping An Bank Co. Ltd., A	Banks	46,400	138,129
[a,c] Ping An Healthcare and Technology Co. Ltd., Reg S	Health Care Technology	12,800	155,175
Ping An Insurance Group Co. of China Ltd., A	Insurance	25,600	342,744
Ping An Insurance Group Co. of China Ltd., H	Insurance	200,500	2,456,522
Poly Developments and Holdings Group Co. Ltd., A	Real Estate Management & Development	28,800	70,131
Poly Property Group Co. Ltd.	Real Estate Management & Development	64,000	18,736
Poly Property Services Co. Ltd., H	Real Estate Management & Development	4,200	33,096
Postal Savings Bank of China Co. Ltd., H	Banks	320,000	180,762
Power Construction Corp. of China Ltd.	Construction & Engineering	28,800	17,200
Proya Cosmetics Co. Ltd., A	Personal Products	300	8,220
[c] Qingdao Port International Co. Ltd., H, Reg S	Transportation Infrastructure	48,000	29,652
Qingdao TGOOD Electric Co. Ltd.	Electrical Equipment	3,200	14,462
Red Star Macalline Group Corp. Ltd.	Real Estate Management & Development	20,400	12,392
Red Star Macalline Group Corp. Ltd., A	Real Estate Management & Development	3,400	4,443
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	8,000	8,041
Rongsheng Petro Chemical Co. Ltd.	Chemicals	6,400	27,199
SAIC Motor Corp Ltd	Automobiles	24,000	90,287
	Semiconductors & Semiconductor
Sanan Optoelectronics Co. Ltd., A	Equipment	11,200	46,564
Sangfor Technologies Inc.	Software	300	11,453
Sansteel Minguang Co. Ltd.	Metals & Mining	8,000	8,287
Sany Heavy Industry Co. Ltd., A	Machinery	20,800	111,994
SDIC Capital Co. Ltd., A	Capital Markets	8,000	17,030
	Independent Power and Renewable
SDIC Power Holdings Co. Ltd., A	Electricity Producers	16,000	21,279
Sealand Securities Co. Ltd.	Capital Markets	10,640	9,597
[a] Seazen Group Ltd.	Real Estate Management & Development	64,000	53,238
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	6,400	34,312
SF Holding Co. Ltd.	Air Freight & Logistics	6,400	86,917
	Semiconductors & Semiconductor
SG Micro Corp., A	Equipment	300	12,182
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	17,600	25,303
Shaanxi International Trust Co. Ltd.	Capital Markets	11,200	6,499
Shandong Chenming Paper Holdings Ltd., B	Paper & Forest Products	27,200	9,998
Shandong Chenming Paper Holdings Ltd., H	Paper & Forest Products	16,000	7,697
Shandong Denghai Seeds Co. Ltd., A	Food Products	1,600	5,497
[b,c] Shandong Gold Mining Co. Ltd., 144A, Reg S	Metals & Mining	16,500	38,091
Shandong Gold Mining Co. Ltd., A	Metals & Mining	8,684	31,573
Shandong Himile Mechanical Science & Technology Co. Ltd., A	Machinery	1,600	7,302
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	3,200	18,373
Shandong Linglong Tyre Co. Ltd., A	Auto Components	1,600	8,662
Shandong Nanshan Aluminum Co. Ltd., A	Metals & Mining	35,200	17,121
Shandong Pharmaceutical Glass Co. Ltd., A	Health Care Equipment & Supplies	1,600	12,351
Shandong Sinocera Functional Material Co. Ltd., A	Chemicals	1,600	11,110
Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	6,400	14,215
Shandong Weigao Group Medical Polymer Co. Ltd., H	Health Care Equipment & Supplies	79,100	178,728
Shanghai 2345 Network Holding Group Co. Ltd.	Software	4,800	1,670
Shanghai AJ Group Co. Ltd., A	Diversified Financial Services	6,400	7,408
Shanghai Bairun Investment Holding Group Co. Ltd., A	Beverages	1,600	25,685
Shanghai Baosight Software Co. Ltd., A	Software	1,600	16,988
Shanghai Baosight Software Co. Ltd., B	Software	11,220	45,632
Shanghai Construction Group Co. Ltd., A	Construction & Engineering	19,200	8,896
Shanghai Dazhong Public Utilities Group Co. Ltd., A	Gas Utilities	4,800	3,059
[a] Shanghai Electric Group Co. Ltd., A	Electrical Equipment	19,200	15,959
[a] Shanghai Electric Group Co. Ltd., H	Electrical Equipment	96,000	29,467
	Independent Power and Renewable
Shanghai Electric Power Co. Ltd., A	Electricity Producers	8,000	8,768
Shanghai Environment Group Co. Ltd., A	Commercial Services & Supplies	3,200	5,369
Shanghai Fosun Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	4,800	39,890
Shanghai Fosun Pharmaceutical Group Co. Ltd., H	Pharmaceuticals	16,000	76,452
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	16,000	21,873
Shanghai International Airport Co. Ltd., A	Transportation Infrastructure	4,800	55,901

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Shanghai International Port Group Co. Ltd., A	Transportation Infrastructure	27,200	19,134
Shanghai Jahwa United Co. Ltd., A	Personal Products	1,600	8,553
Shanghai Jinjiang International Hotels Co. Ltd.	Hotels, Restaurants & Leisure	6,400	12,544
Shanghai Jinjiang International Hotels Co. Ltd., A	Hotels, Restaurants & Leisure	1,600	12,691
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., B	Real Estate Management & Development	6,400	5,875
[a,b,c] Shanghai Junshi Biosciences Co. Ltd., H, 144A, Reg S	Biotechnology	6,400	46,883
Shanghai Lingang Holdings Corp. Ltd.	Real Estate Management & Development	3,200	9,861
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., A	Real Estate Management & Development	4,800	7,906
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., B	Real Estate Management & Development	36,800	28,778
Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	1,600	21,811
Shanghai Mechanical and Electrical Industry Co. Ltd., B	Machinery	11,200	16,643
Shanghai Pharmaceuticals Holding Co. Ltd., A	Health Care Providers & Services	4,800	14,186
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	32,000	56,375
Shanghai Pudong Development Bank Co. Ltd., A	Banks	71,915	107,153
Shanghai RAAS Blood Products Co. Ltd., A	Biotechnology	14,400	16,402
Shanghai Shibei Hi-Tech Co. Ltd., B	Real Estate Management & Development	17,600	5,966
Shanghai Shimao Co. Ltd., A	Real Estate Management & Development	6,400	4,541
Shanghai Tunnel Engineering Co. Ltd., A	Construction & Engineering	9,600	7,994
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	Trading Companies & Distributors	4,800	4,416
Shanghai Yuyuan Tourist Mart Group Co. Ltd., A	Specialty Retail	9,600	13,137
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., A	Real Estate Management & Development	3,200	8,393
Shanghai Zhenhua Port Machinery Co. Ltd., B	Machinery	35,200	9,082
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	9,600	9,605
Shanxi Securities Co. Ltd.	Capital Markets	8,200	11,297
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	1,900	109,757
Shanxi Xishan Coal & Electricity Power Co. Ltd.	Oil, Gas & Consumable Fuels	8,000	6,945
	Independent Power and Renewable
Shenergy Co. Ltd., A	Electricity Producers	14,400	11,570
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	6,400	27,741
	Electronic Equipment, Instruments &
Shennan Circuits Co. Ltd., A	Components	1,100	18,297
Shenwan Hongyuan Group Co. Ltd.	Capital Markets	52,800	42,912
[b,c] Shenwan Hongyuan Group Co. Ltd., 144A, Reg S	Capital Markets	64,000	18,324
Shenzhen Agricultural Products Group Co. Ltd.	Food & Staples Retailing	6,400	6,945
Shenzhen Airport Co. Ltd.	Transportation Infrastructure	6,400	8,048
	Independent Power and Renewable
Shenzhen Energy Group Co. Ltd.	Electricity Producers	12,800	11,999
	Electronic Equipment, Instruments &
Shenzhen Everwin Precision Technology Co. Ltd.	Components	1,600	6,071
Shenzhen Expressway Co. Ltd., H	Transportation Infrastructure	32,000	30,127
Shenzhen Gas Corporation Ltd., A	Gas Utilities	5,500	6,129
	Semiconductors & Semiconductor
Shenzhen Goodix Technology Co. Ltd., A	Equipment	200	4,789
[a] Shenzhen Hepalink Pharmaceutical Group Co. Ltd.	Pharmaceuticals	8,000	12,216
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., A	Pharmaceuticals	1,600	4,241
Shenzhen Huaqiang Industry Co. Ltd.	Real Estate Management & Development	3,200	6,127
[a] Shenzhen Infogem Technologies Co. Ltd., A	Software	1,600	4,554
Shenzhen Inovance Technology Co. Ltd.	Machinery	4,800	68,934
Shenzhen International Holdings Ltd.	Transportation Infrastructure	32,000	51,670
Shenzhen Investment Ltd.	Real Estate Management & Development	128,000	43,911
	Technology Hardware, Storage &
Shenzhen Kaifa Technology Co. Ltd.	Peripherals	3,200	9,364
Shenzhen Kangtai Biological Products Co. Ltd.	Biotechnology	1,600	42,976
Shenzhen Kingdom Sci-Tech Co. Ltd., A	Software	1,600	3,992
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	2,000	131,144
[a] Shenzhen MTC Co. Ltd.	Household Durables	12,800	12,216
[a] Shenzhen Neptunus Bioengineering Co. Ltd.	Health Care Providers & Services	9,600	5,926
Shenzhen Overseas Chinese Town Co. Ltd.	Hotels, Restaurants & Leisure	17,600	19,207
Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	3,200	13,954
	Semiconductors & Semiconductor
Shenzhen SC New Energy Technology Corp., A	Equipment	500	11,206
Shenzhen Sunway Communication Co. Ltd.	Communications Equipment	1,600	8,837
Shenzhen YUTO Packaging Technology Co. Ltd., A	Containers & Packaging	1,600	7,541

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., A	Metals & Mining	8,000	5,935
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	25,600	501,841
[a] Shijiazhuang Changshan BeiMing Technology Co. Ltd.	Textiles, Apparel & Luxury Goods	4,800	4,581
Shijiazhuang Yiling Pharmaceutical Co. Ltd.	Pharmaceuticals	1,600	6,280
Shimao Group Holdings Ltd.	Real Estate Management & Development	48,000	152,905
Shougang Fushan Resources Group Ltd.	Metals & Mining	128,000	30,044
[a] Siasun Robot & Automation Co. Ltd.	Machinery	3,200	6,059
	Independent Power and Renewable
Sichuan Chuantou Energy Co Ltd., A	Electricity Producers	9,600	14,851
Sichuan Expressway Co. Ltd., A	Transportation Infrastructure	14,400	7,049
Sichuan Expressway Co. Ltd., H	Transportation Infrastructure	32,000	7,429
Sichuan Kelun Pharmaceutical Co. Ltd.	Pharmaceuticals	3,200	9,575
Sichuan Swellfun Co. Ltd., A	Beverages	1,600	20,446
Sieyuan Electric Co. Ltd.	Electrical Equipment	1,600	4,940
[a,d] SINA Corp.	Interactive Media & Services	1,712	72,555
Sino-Ocean Land Holdings Ltd.	Real Estate Management & Development	88,000	17,591
Sinolink Securities Co. Ltd., A	Capital Markets	8,000	20,035
Sinoma Science & Technology Co. Ltd.	Chemicals	4,800	17,865
Sinopec Engineering Group Co. Ltd.	Construction & Engineering	48,000	20,676
[a] Sinopec Oilfield Service Corp.	Energy Equipment & Services	64,000	5,035
Sinopec Shanghai Petrochemical Co. Ltd., A	Chemicals	8,000	4,236
Sinopec Shanghai Petrochemical Co. Ltd., H	Chemicals	128,000	27,238
Sinopharm Group Co. Ltd., H	Health Care Providers & Services	44,800	108,969
Sinotrans Ltd., A	Air Freight & Logistics	12,800	8,669
Sinotrans Ltd., H	Air Freight & Logistics	80,000	29,095
Sinotruk Hong Kong Ltd.	Machinery	24,000	61,286
[a] Smoore International Holdings Ltd.	Tobacco	28,000	216,125
[a] Soho China Ltd.	Real Estate Management & Development	56,000	16,683
Songcheng Performance Development Co. Ltd.	Hotels, Restaurants & Leisure	5,460	14,892
SooChow Securities Co. Ltd., A	Capital Markets	9,080	13,781
Southwest Securities Co. Ltd., A	Capital Markets	17,600	14,575
Spring Airlines Co. Ltd., A	Airlines	1,600	13,651
STO Express Co. Ltd.	Air Freight & Logistics	3,200	4,965
Sunac China Holdings Ltd.	Real Estate Management & Development	84,000	310,375
[a] Sunac Services Holdings Ltd.	Real Estate Management & Development	17,898	39,610
Sungrow Power Supply Co. Ltd.	Electrical Equipment	3,200	35,602
Suning.com Co. Ltd.	Specialty Retail	24,000	28,482
	Electronic Equipment, Instruments &
Sunny Optical Technology Group Co. Ltd.	Components	22,400	490,244
Sunwoda Electronic Co. Ltd., A	Electrical Equipment	3,200	15,127
Suofeiya Home Collection Co. Ltd.	Household Durables	1,600	6,379
[a] Suzhou Anjie Technology Co. Ltd., A	Electrical Equipment	1,600	4,243
	Electronic Equipment, Instruments &
Suzhou Dongshan Precision Manufacturing Co. Ltd., A	Components	4,800	19,210
Suzhou Gold Mantis Construction Decoration Co. Ltd.	Construction & Engineering	4,800	6,938
[a] Tahoe Group Co. Ltd.	Real Estate Management & Development	8,000	4,027
Taiji Computer Corp. Ltd.	IT Services	1,600	6,430
[a] TAL Education Group, ADR	Diversified Consumer Services	13,280	949,653
Tangshan Jidong Cement Co. Ltd.	Construction Materials	4,800	10,455
TangShan Port Group Co. Ltd., A	Transportation Infrastructure	11,200	4,275
Tangshan Sanyou Chemical Industries Co. Ltd., A	Chemicals	5,000	7,889
TBEA Co. Ltd., A	Electrical Equipment	12,800	19,998
TCL Corp.	Household Durables	32,000	34,873
Tencent Holdings Ltd.	Interactive Media & Services	193,500	14,074,814
[a] Tencent Music Entertainment Group, ADR	Entertainment	15,648	301,068
[a] The China Pacific Securities Co. Ltd., A	Capital Markets	16,000	10,048
The People's Insurance Co. Group of China Ltd., H	Insurance	288,000	91,371
Thunder Software Technology Co. Ltd.	Software	1,600	28,815
Tian Di Science & Technology Co. Ltd., A	Machinery	3,200	1,517
Tianfeng Securities Co. Ltd., A	Capital Markets	17,850	16,760
Tianjin 712 Communication & Broadcasting Co. Ltd., A	Communications Equipment	1,600	10,258
Tianjin Chase Sun Pharmaceutical Co. Ltd.	Pharmaceuticals	9,600	6,768
	Semiconductors & Semiconductor
Tianjin Zhonghuan Semiconductor Co. Ltd.	Equipment	8,000	31,401

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

	Electronic Equipment, Instruments &
Tianma Microelectronics Co. Ltd.	Components	4,800	10,891
	Semiconductors & Semiconductor
Tianshui Huatian Technology Co. Ltd., A	Equipment	6,400	13,417
Times China Holdings Ltd.	Real Estate Management & Development	27,000	37,537
Times Neighborhood Holdings Ltd.	Commercial Services & Supplies	21,153	19,806
[a,c] Tongcheng-Elong Holdings Ltd., Reg S	Internet & Direct Marketing Retail	25,600	49,524
	Semiconductors & Semiconductor
[a] TongFu Microelectronics Co. Ltd., A	Equipment	3,200	12,432
Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	6,400	13,181
Tongkun Group Co. Ltd., A	Chemicals	4,800	15,213
Tongling Nonferrous Metals Group Co. Ltd.	Metals & Mining	32,000	12,659
Tongwei Co. Ltd., A	Food Products	11,200	66,269
[a] Topchoice Medical Investment Corp., A	Health Care Providers & Services	500	21,282
Topsports International Holdings Ltd.	Specialty Retail	48,000	71,809
TravelSky Technology Ltd., H	IT Services	32,000	77,175
[a] Trip.com Group Ltd., ADR	Internet & Direct Marketing Retail	16,110	543,390
Tsingtao Brewery Co. Ltd., A	Beverages	1,600	24,480
Tsingtao Brewery Co. Ltd., H	Beverages	14,400	150,800
	Semiconductors & Semiconductor
Unigroup Guoxin Microelectronics Co. Ltd.	Equipment	1,600	32,955
	Electronic Equipment, Instruments &
Unisplendour Corp. Ltd.	Components	2,400	7,555
	Electronic Equipment, Instruments &
Universal Scientific Industrial Shanghai Co. Ltd., A	Components	3,200	9,526
Valiant Co. Ltd.	Chemicals	3,200	10,723
Venustech Group Inc.	Software	1,600	7,194
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	14,144	397,588
Walvax Biotechnology Co. Ltd.	Biotechnology	3,200	18,993
Wangfujing Group Co. Ltd., A	Multiline Retail	1,600	8,024
Wangsu Science & Technology Co. Ltd.	IT Services	6,400	6,787
Wanhua Chemical Group Co. Ltd., A	Chemicals	8,000	112,107
Wanxiang Qianchao Co. Ltd.	Auto Components	8,000	6,588
[a,d] Weibo Corp., ADR	Interactive Media & Services	1,952	80,012
Weichai Power Co. Ltd., A	Machinery	14,400	34,999
Weichai Power Co. Ltd., H	Machinery	64,000	128,432
Weifu High-Technology Group Co. Ltd., A	Auto Components	1,600	5,711
Weifu High-Technology Group Co. Ltd., B	Auto Components	6,400	12,274
Weihai Guangwei Composites Co. Ltd., A	Chemicals	1,600	21,931
Wens Foodstuffs Group Co. Ltd.	Food Products	3,600	10,102
Western Securities Co. Ltd.	Capital Markets	9,600	14,984
	Electronic Equipment, Instruments &
Westone Information Industry Inc.	Components	1,600	4,113
	Semiconductors & Semiconductor
Will Semiconductor Ltd., A	Equipment	1,600	56,915
	Electronic Equipment, Instruments &
Wingtech Technology Co. Ltd., A	Components	3,200	48,764
Winning Health Technology Group Co. Ltd.	Health Care Technology	5,700	15,354
Wolong Electric Group Co. Ltd., A	Electrical Equipment	3,200	7,684
Wuchan Zhongda Group Co. Ltd., A	Distributors	12,800	8,610
	Electronic Equipment, Instruments &
Wuhan Guide Infrared Co. Ltd.	Components	3,270	21,014
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	3,200	15,383
Wuliangye Yibin Co. Ltd., A	Beverages	9,100	408,801
	Electronic Equipment, Instruments &
WUS Printed Circuit Kunshan Co. Ltd.	Components	3,200	9,255
WuXi AppTec Co. Ltd., A	Life Sciences Tools & Services	2,000	41,474
WuXi AppTec Co. Ltd., H	Life Sciences Tools & Services	9,100	178,154
[a] WuXi Biologics (Cayman) Inc.	Life Sciences Tools & Services	98,000	1,299,277
	Electronic Equipment, Instruments &
Wuxi Lead Intelligent Equipment Co. Ltd.	Components	1,600	20,685
XCMG Construction Machinery Co. Ltd.	Machinery	20,800	17,193
Xiamen C & D Inc., A	Trading Companies & Distributors	8,000	10,110

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Xiamen ITG Group Corp. Ltd., A	Trading Companies & Distributors	6,400	6,581
	Electronic Equipment, Instruments &
Xiamen Meiya Pico Information Co. Ltd.	Components	1,600	5,305
Xiamen Tungsten Co. Ltd., A	Metals & Mining	3,200	8,300
	Technology Hardware, Storage &
[a] Xiaomi Corp., B	Peripherals	448,000	1,918,221
Xinhu Zhongbao Co. Ltd., A	Real Estate Management & Development	20,800	9,925
Xinhua Winshare Publishing and Media Co. Ltd., H	Distributors	16,000	9,863
Xinjiang Goldwind Science & Technology Co. Ltd.	Electrical Equipment	8,000	17,548
Xinjiang Goldwind Science & Technology Co. Ltd., H	Electrical Equipment	22,400	45,009
Xinxing Ductile Iron Pipes Co. Ltd.	Metals & Mining	11,200	6,344
	Semiconductors & Semiconductor
Xinyi Solar Holdings Ltd.	Equipment	138,000	360,402
Xuji Electric Co. Ltd.	Electrical Equipment	3,200	7,122
Yango Group Co. Ltd.	Real Estate Management & Development	11,200	11,240
[c] Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., H, Reg S	Communications Equipment	8,000	10,689
Yanlord Land Group Ltd.	Real Estate Management & Development	20,800	17,626
Yantai Changyu Pioneer Wine Co. Ltd., B	Beverages	6,400	13,107
Yantai Eddie Precision Machinery Co. Ltd., A	Machinery	900	9,550
Yantai Jereh Oilfield Services Group Co. Ltd.	Energy Equipment & Services	1,600	8,620
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	6,400	9,920
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	64,000	51,175
Yealink Network Technology Corp. Ltd.	Communications Equipment	2,200	24,761
Yifan Pharmaceutical Co. Ltd.	Pharmaceuticals	3,200	9,324
Yifeng Pharmacy Chain Co. Ltd.	Food & Staples Retailing	1,300	18,047
[a] Yihai International Holding Ltd.	Food Products	16,000	237,301
Yintai Gold Co. Ltd.	Metals & Mining	6,600	8,747
Yixintang Pharmaceutical Group Co. Ltd.	Food & Staples Retailing	1,600	8,204
Yonghui Superstores Co. Ltd., A	Food & Staples Retailing	22,400	24,756
Yonyou Network Technology Co. Ltd., A	Software	7,390	49,903
Yotrio Group Co. Ltd.	Leisure Products	3,200	1,911
Youngor Group Co. Ltd., A	Real Estate Management & Development	12,800	14,166
Youzu Interactive Co. Ltd.	Entertainment	1,600	3,241
YTO Express Group Co. Ltd., A	Air Freight & Logistics	6,400	11,329
[a] Yuan Longping High-tech Agriculture Co. Ltd.	Food Products	3,200	9,758
Yuexiu Property Co. Ltd.	Real Estate Management & Development	224,000	45,067
Yunda Holding Co. Ltd.	Air Freight & Logistics	3,500	8,458
[a] Yunnan Aluminium Co. Ltd.	Metals & Mining	7,990	9,261
Yunnan Baiyao Group Co. Ltd.	Pharmaceuticals	3,200	55,955
[a] Yunnan Copper Co. Ltd.	Metals & Mining	4,800	10,691
Yunnan Energy New Material Co. Ltd.	Containers & Packaging	1,600	34,918
[a] Zai Lab Ltd., ADR	Biotechnology	2,300	311,282
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,600	65,883
Zhaojin Mining Industry Co. Ltd., H	Metals & Mining	40,000	47,615
Zhefu Holding Group Co. Ltd.	Electrical Equipment	12,800	8,866
[a] Zhejiang Century Huatong Group Co. Ltd., A	Entertainment	17,600	19,262
Zhejiang Chint Electrics Co. Ltd., A	Electrical Equipment	3,200	19,289
	Electronic Equipment, Instruments &
Zhejiang Crystal-Optech Co. Ltd.	Components	3,200	5,709
	Electronic Equipment, Instruments &
Zhejiang Dahua Technology Co. Ltd.	Components	8,000	24,493
Zhejiang Dingli Machinery Co. Ltd.	Machinery	1,600	24,921
Zhejiang Expressway Co. Ltd., H	Transportation Infrastructure	32,000	27,032
Zhejiang Huahai Pharmaceutical Co. Ltd., A	Pharmaceuticals	3,400	17,694
[a] Zhejiang Huayou Cobalt Co. Ltd., A	Metals & Mining	3,200	39,060
	Semiconductors & Semiconductor
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A	Equipment	2,500	11,575
Zhejiang Juhua Co. Ltd., A	Chemicals	4,800	5,992
Zhejiang Longsheng Group Co. Ltd., A	Chemicals	9,600	20,126
Zhejiang NHU Co. Ltd.	Pharmaceuticals	4,800	24,884
Zhejiang Sanhua Intelligent Controls Co. Ltd.	Machinery	8,000	30,354
Zhejiang Satellite Petrochemical Co. Ltd.	Chemicals	3,200	12,866
Zhejiang Supor Co. Ltd.	Household Durables	400	4,802
Zhejiang Wanfeng Auto Wheel Co. Ltd.	Auto Components	6,400	6,462

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	3,200	9,211
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,600	18,890
Zhejiang Yasha Decoration Co. Ltd.	Diversified Consumer Services	4,800	5,497
[a] Zhejiang Yongtai Technology Co. Ltd.	Chemicals	3,200	5,428
Zhengzhou Yutong Bus Co. Ltd., A	Machinery	4,800	12,501
Zheshang Securities Co. Ltd., A	Capital Markets	3,200	7,536
[a,c] ZhongAn Online P & C Insurance Co. Ltd., Reg S	Insurance	11,200	52,289
Zhongji Innolight Co. Ltd.	Communications Equipment	1,600	12,526
Zhongjin Gold Corp. Ltd., A	Metals & Mining	11,200	15,188
Zhongsheng Group Holdings Ltd.	Specialty Retail	21,500	153,198
Zhuzhou CRRC Times Electric Co. Ltd., H	Electrical Equipment	19,200	83,695
Zijin Mining Group Co. Ltd., A	Metals & Mining	44,800	64,063
Zijin Mining Group Co. Ltd., H	Metals & Mining	202,000	228,733
Zoomlion Heavy Industry Science and Technology Co. Ltd.	Machinery	16,000	24,382
Zoomlion Heavy Industry Science and Technology Development Co.
Ltd., H, H	Machinery	44,800	53,733
ZTE Corp.	Communications Equipment	9,600	49,724
ZTE Corp., H	Communications Equipment	25,600	64,381
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	14,432	420,837
			101,300,889
Hong Kong 0.4%
[a] Alibaba Pictures Group Ltd.	Entertainment	480,000	59,428
Kingboard Laminates Holdings Ltd.	Chemicals	32,000	52,248
Sino Biopharmaceutical Ltd.	Pharmaceuticals	336,000	325,000
			436,676
Singapore 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	70,400	50,870
Total Common Stocks (Cost $83,507,219)			101,788,435
Short Term Investments 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
United States 0.1%
[f,g] Institutional Fiduciary Trust Portfolio, 0.00%	Money Market Funds	127,152	127,152
Total Investments (Cost $83,634,371) 99.8%			101,915,587

Other Assets, less Liabilities 0.2%			231,094
Net Assets 100.0%			$102,146,681

aNon-income producing. bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $1,473,507, representing 1.4% of net assets. cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $6,473,848, representing 6.3% of net assets. dA portion or all of the security is on loan at December 31, 2020. eFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements. fThe rate shown is the annualized seven-day effective yield at period end. gSee Note 5 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI Emerging Markets Index	Long	5	$294,975	3/19/21	$3,093
*As of period ended.
Abbreviations
Selected Portfolio

ADR	-	American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Europe ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.8%
Australia 1.1%
[a] Glencore PLC	Metals & Mining	254,794	$811,517
Rio Tinto PLC	Metals & Mining	25,622	1,915,811
			2,727,328
Austria 0.3%
Andritz AG	Machinery	1,610	73,832
[a] Erste Group Bank AG	Banks	6,854	209,152
OMV AG	Oil, Gas & Consumable Fuels	3,128	126,300
[a] Raiffeisen Bank International AG	Banks	3,128	63,839
Telekom Austria AG	Diversified Telecommunication Services	3,312	25,652
Verbund AG	Electric Utilities	1,564	133,667
Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	920	23,414
Voestalpine AG	Metals & Mining	2,714	97,297
			753,153
Belgium 1.5%
Ackermans & van Haaren NV	Diversified Financial Services	552	83,074
Ageas SA/NV	Insurance	4,186	223,207
Anheuser-Busch InBev SA	Beverages	19,596	1,366,911
Colruyt SA	Food & Staples Retailing	1,196	70,929
Elia Group SA/NV	Electric Utilities	828	98,777
[a] Galapagos NV	Biotechnology	1,150	113,242
Groupe Bruxelles Lambert SA	Diversified Financial Services	2,576	260,092
[a] KBC Groep NV	Banks	6,440	451,347
Proximus SADP	Diversified Telecommunication Services	2,990	59,303
Sofina SA	Diversified Financial Services	368	124,724
Solvay SA	Chemicals	1,656	196,298
Telenet Group Holding NV	Media	1,104	47,386
UCB SA	Pharmaceuticals	2,852	294,799
Umicore SA	Chemicals	4,876	234,405
			3,624,494
Brazil 0.1%
Yara International ASA	Chemicals	4,048	168,313
China 0.5%
[a] Prosus NV	Internet & Direct Marketing Retail	10,166	1,099,075
Denmark 3.8%
A.P. Moeller-Maersk AS, A	Marine	92	191,304
A.P. Moeller-Maersk AS, B	Marine	138	308,393
Ambu AS, B	Health Care Equipment & Supplies	4,002	173,145
Carlsberg AS, B	Beverages	2,392	383,443
[a] Chr. Hansen Holding AS	Chemicals	2,484	255,770
Coloplast AS, B	Health Care Equipment & Supplies	3,174	485,009
[a] Danske Bank AS	Banks	15,824	261,804
DSV Panalpina AS	Air Freight & Logistics	4,738	794,404
[a] Genmab A/S	Biotechnology	1,380	558,715
GN Store Nord AS	Health Care Equipment & Supplies	3,082	246,823
H. Lundbeck AS	Pharmaceuticals	1,426	48,944
[a] ISS AS	Commercial Services & Supplies	4,600	79,698
Novo Nordisk AS, B	Pharmaceuticals	38,134	2,674,426
Novozymes AS	Chemicals	4,876	280,128
Orsted AS	Electric Utilities	4,508	921,459
Pandora AS	Textiles, Apparel & Luxury Goods	2,162	242,019
Rockwool International AS, B	Building Products	138	51,675
Tryg AS	Insurance	2,898	91,511
Vestas Wind Systems AS	Electrical Equipment	4,784	1,132,008

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] William Demant Holding AS	Health Care Equipment & Supplies	2,576	101,880
			9,282,558
Finland 2.2%
Elisa OYJ	Diversified Telecommunication Services	3,404	186,882
[b] Fortum OYJ, Reg S	Electric Utilities	10,212	246,149
Huhtamaki OYJ	Containers & Packaging	2,162	111,791
Kesko OYJ	Food & Staples Retailing	6,440	165,788
Kojamo Oyj	Real Estate Management & Development	4,232	93,723
Kone OYJ, B	Machinery	9,246	751,858
Metso Outotec OYJ	Machinery	14,422	144,256
Neles Oyj	Machinery	2,530	33,603
Neste Oil OYJ	Oil, Gas & Consumable Fuels	9,798	709,230
[a] Nokia OYJ, A	Communications Equipment	133,998	516,617
Nokian Renkaat OYJ	Auto Components	3,220	113,546
[a] Nordea Bank Abp	Banks	80,040	653,409
Orion OYJ	Pharmaceuticals	2,438	111,953
Sampo Oyj, A	Insurance	11,960	505,885
Stora Enso OYJ, R	Paper & Forest Products	13,754	263,285
UPM-Kymmene OYJ	Paper & Forest Products	12,558	468,182
Wartsila OYJ ABP	Machinery	11,316	112,842
			5,188,999
France 16.3%
[a] Accor SA	Hotels, Restaurants & Leisure	4,278	154,937
[a] Adevinta ASA, B	Interactive Media & Services	5,520	92,839
[a] Aeroports de Paris SA	Transportation Infrastructure	690	89,575
Air Liquide SA	Chemicals	10,948	1,798,336
[a] Airbus SE	Aerospace & Defense	13,064	1,435,084
[c] ALD SA, 144A	Road & Rail	2,070	29,127
[a] Alstom SA	Machinery	5,800	330,772
[a] Amundi SA	Capital Markets	1,334	109,032
Arkema SA	Chemicals	1,610	184,187
[a] Atos SE	IT Services	2,254	206,234
AXA SA	Insurance	45,402	1,083,923
Biomerieux	Health Care Equipment & Supplies	1,012	142,892
[a] BNP Paribas SA	Banks	25,576	1,348,907
Bollore	Entertainment	24,104	99,743
Bouygues SA	Construction & Engineering	5,060	208,333
[a] Bureau Veritas SA	Professional Services	6,532	173,911
Capgemini SE	IT Services	3,726	578,074
Carrefour SA	Food & Staples Retailing	13,878	238,235
[a] Casino Guichard-Perrachon SA	Food & Staples Retailing	1,334	41,116
Cie Generale des Etablissements Michelin SCA	Auto Components	4,186	537,531
[a] CNP Assurances	Insurance	3,542	57,120
[a] Compagnie de Saint-Gobain	Building Products	11,270	517,103
	Equity Real Estate Investment Trusts
Covivio	(REITs)	1,196	110,265
[a] Credit Agricole SA	Banks	27,646	349,087
Danone SA	Food Products	14,122	928,918
[a] Dassault Aviation SA	Aerospace & Defense	46	50,486
Dassault Systemes	Software	3,082	626,548
Edenred	IT Services	5,796	329,126
[a] EDF SA	Electric Utilities	12,339	194,681
[a] Eiffage SA	Construction & Engineering	1,748	169,048
[a] Engie SA	Multi-Utilities	39,100	598,967
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	6,946	1,084,019
[a] Eurazeo SE	Diversified Financial Services	1,064	72,253
[a] Faurecia SE	Auto Components	1,794	91,994
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	1,242	191,932
[a] Getlink SE	Transportation Infrastructure	10,902	189,149
Hermes International	Textiles, Apparel & Luxury Goods	736	792,109
	Equity Real Estate Investment Trusts
ICADE	(REITs)	736	56,644

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Iliad SA	Diversified Telecommunication Services	368	75,690
Imerys SA	Construction Materials	874	41,342
Ipsen SA	Pharmaceuticals	828	68,789
[a] JCDecaux SA	Media	1,748	39,845
Kering SA	Textiles, Apparel & Luxury Goods	1,748	1,271,282
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	4,600	103,505
L'Oreal SA	Personal Products	5,658	2,151,620
La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	2,116	96,856
Legrand SA	Electrical Equipment	6,302	562,889
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	5,888	3,680,657
[a] Natixis SA	Capital Markets	20,102	68,598
Orange SA	Diversified Telecommunication Services	45,678	544,027
[a] Orpea	Health Care Providers & Services	1,150	151,332
Pernod Ricard SA	Beverages	4,876	935,473
[a] Peugeot SA	Automobiles	12,834	351,277
Plastic Omnium SA	Auto Components	1,288	44,473
Publicis Groupe	Media	5,244	261,528
Remy Cointreau SA	Beverages	603	112,367
[a] Renault SA	Automobiles	4,416	193,218
[a] Rexel SA	Trading Companies & Distributors	7,268	114,672
Rubis SCA	Gas Utilities	2,213	102,839
[a] Safran SA	Aerospace & Defense	7,590	1,076,798
Sanofi	Pharmaceuticals	25,714	2,476,088
Sartorius Stedim Biotech	Life Sciences Tools & Services	552	196,676
Schneider Electric SE	Electrical Equipment	12,420	1,797,745
[a] SCOR SE	Insurance	3,680	118,960
SEB SA	Household Durables	644	117,407
[a] Societe Generale SA	Banks	18,262	380,348
Sodexo SA	Hotels, Restaurants & Leisure	2,070	175,317
Suez SA	Multi-Utilities	9,016	178,931
Teleperformance	Professional Services	1,380	458,090
Thales SA	Aerospace & Defense	2,392	219,212
TOTAL SE	Oil, Gas & Consumable Fuels	57,316	2,475,553
[a] Ubisoft Entertainment SA	Entertainment	2,254	217,431
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	3,220	254,434
Valeo SA	Auto Components	5,750	227,103
Veolia Environnement SA	Multi-Utilities	12,052	295,072
Vinci SA	Construction & Engineering	11,132	1,108,169
Vivendi SA	Entertainment	18,400	593,901
Wendel SE	Diversified Financial Services	644	77,181
[a,b] Worldline SA, Reg S	IT Services	5,612	543,145
			39,252,077
Germany 14.1%
1&1 Drillisch AG	Wireless Telecommunication Services	1,150	28,761
[a] Adidas AG	Textiles, Apparel & Luxury Goods	4,508	1,643,146
Allianz SE	Insurance	9,798	2,406,060
Aroundtown SA	Real Estate Management & Development	28,566	213,906
BASF SE	Chemicals	21,620	1,712,048
Bayer AG	Pharmaceuticals	23,184	1,366,002
Bayerische Motoren Werke AG	Automobiles	7,544	666,716
Bechtle AG	IT Services	644	140,573
Beiersdorf AG	Personal Products	2,392	276,401
Brenntag AG	Trading Companies & Distributors	3,726	288,764
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	874	116,456
[a] Commerzbank AG	Banks	24,196	155,900
Continental AG	Auto Components	2,530	375,339
Covestro AG	Chemicals	4,094	252,865
[a] CTS Eventim AG & Co. KGaA	Entertainment	1,426	94,916
Daimler AG	Automobiles	18,998	1,343,329
[a] Delivery Hero SE	Internet & Direct Marketing Retail	3,358	521,802
[a] Deutsche Bank AG	Capital Markets	48,300	528,863

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Deutsche Boerse AG	Capital Markets	4,324	736,720
[a] Deutsche Lufthansa AG	Airlines	7,176	94,958
Deutsche Post AG	Air Freight & Logistics	23,046	1,142,016
Deutsche Telekom AG	Diversified Telecommunication Services	76,268	1,395,566
Deutsche Wohnen AG	Real Estate Management & Development	8,188	437,705
[c] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	828	35,256
E.ON SE	Multi-Utilities	51,612	572,390
Evonik Industries AG	Chemicals	4,508	147,161
[a] Fielmann AG	Specialty Retail	552	44,880
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	828	50,007
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	4,876	406,883
Fresenius SE and Co. KGaA	Health Care Providers & Services	9,476	438,731
Fuchs Petrolub SE	Chemicals	782	36,215
GEA Group AG	Machinery	3,910	140,078
Grenkeleasing AG	Consumer Finance	644	30,589
Hannover Rueck SE	Insurance	1,426	227,345
HeidelbergCement AG	Construction Materials	3,588	268,762
[a] Hella GmbH & Co. KGaA	Auto Components	1,058	68,480
[a] HelloFresh SE	Internet & Direct Marketing Retail	3,404	263,226
Henkel AG & Co. KGaA	Household Products	2,438	235,211
Hochtief AG	Construction & Engineering	460	44,773
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	30,728	1,180,177
[a,b,c] Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	2,806	316,826
KION Group AG	Machinery	1,891	164,645
Knorr-Bremse AG	Machinery	1,564	213,714
Lanxess AG	Chemicals	2,024	155,423
LEG Immobilien AG	Real Estate Management & Development	1,656	257,449
Merck KGaA	Pharmaceuticals	3,082	529,257
METRO AG	Food & Staples Retailing	4,094	46,065
MTU Aero Engines AG	Aerospace & Defense	1,242	324,293
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	3,266	970,256
Nemetschek AG	Software	1,288	95,186
[a] Osram Licht AG	Electrical Equipment	690	43,935
[a] ProSiebenSat.1 Media SE	Media	3,680	61,934
[a] Puma SE	Textiles, Apparel & Luxury Goods	2,208	249,303
Rational AG	Machinery	92	85,719
Rheinmetall AG	Industrial Conglomerates	1,058	112,079
RWE AG	Multi-Utilities	15,042	636,248
SAP SE	Software	26,496	3,475,984
[b] Scout24 AG, Reg S	Interactive Media & Services	2,438	200,011
Siemens AG	Industrial Conglomerates	18,032	2,592,850
[a] Siemens Energy AG	Electrical Equipment	9,131	335,167
Siemens Healthineers AG	Health Care Equipment & Supplies	5,198	266,993
Suedzucker AG	Food Products	1,886	26,930
Symrise AG	Chemicals	3,036	402,673
[a] Talanx AG	Insurance	1,288	50,052
[a] TeamViewer AG	Software	3,450	185,017
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	16,146	44,549
[a] thyssenkrupp AG	Metals & Mining	11,224	111,568
Traton SE	Machinery	1,150	31,807
TUI AG	Hotels, Restaurants & Leisure	10,488	65,719
	Independent Power and Renewable
Uniper SE	Electricity Producers	2,668	92,188
United Internet AG	Diversified Telecommunication Services	2,622	110,457
[a,d] Varta AG	Electrical Equipment	322	46,569
Volkswagen AG	Automobiles	782	162,754
Vonovia SE	Real Estate Management & Development	13,386	978,776
Wacker Chemie AG	Chemicals	368	52,569

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Zalando SE	Internet & Direct Marketing Retail	3,864	430,513
			34,054,454
Ireland 1.0%
[a] AIB Group PLC	Banks	18,124	37,277
CRH PLC	Construction Materials	18,538	774,913
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	2,898	598,570
Glanbia PLC	Food Products	4,692	59,590
Kerry Group	Food Products	3,680	533,566
[a] Kingspan Group PLC	Building Products	3,404	239,069
Smurfit Kappa Group PLC	Containers & Packaging	5,704	267,908
			2,510,893
Italy 3.4%
A2A SpA	Multi-Utilities	31,924	50,955
[a] Amplifon SpA	Health Care Providers & Services	2,944	122,616
Assicurazioni Generali SpA	Insurance	30,222	527,308
[a] Atlantia SpA	Transportation Infrastructure	11,822	212,850
Banca Mediolanum SpA	Diversified Financial Services	6,072	52,749
Buzzi Unicem SpA	Construction Materials	1,610	38,413
Buzzi Unicem SpA, di Risp	Construction Materials	1,012	16,246
Davide Campari-Milano NV	Beverages	11,776	134,576
DiaSorin SpA	Health Care Equipment & Supplies	552	114,885
Enel SpA	Electric Utilities	183,632	1,859,476
Eni SpA	Oil, Gas & Consumable Fuels	58,190	608,604
Ferrari NV	Automobiles	2,898	668,924
[a] FinecoBank Banca Fineco SpA	Banks	14,628	239,834
Hera SpA	Multi-Utilities	16,468	60,045
[b] Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	7,544	91,658
[a] Intesa Sanpaolo SpA	Banks	367,696	860,468
Italgas Reti SpA	Gas Utilities	11,638	74,046
Leonardo SpA	Aerospace & Defense	9,338	67,525
[a] Mediobanca Banca di Credito Finanziario SpA	Banks	16,008	147,683
[a] Moncler SpA	Textiles, Apparel & Luxury Goods	4,508	276,560
[a] Nexi SpA	IT Services	8,924	178,416
[a] Pirelli & C SpA	Auto Components	9,292	50,400
[b] Poste Italiane SpA, Reg S	Insurance	10,626	108,172
Prysmian SpA	Electrical Equipment	5,704	202,953
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	2,300	127,566
Snam SpA	Gas Utilities	51,428	289,517
Telecom Italia SpA/Milano	Diversified Telecommunication Services	253,046	116,848
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	141,450	73,348
Tenaris SA	Energy Equipment & Services	11,178	90,595
Terna Rete Elettrica Nazionale SpA	Electric Utilities	32,706	250,109
[a] UniCredit SpA	Banks	51,106	478,235
UnipolSai Assicurazioni SpA	Insurance	12,144	32,244
			8,223,824
Kazakhstan 0.0%†
KAZ Minerals PLC	Metals & Mining	5,152	46,481
Luxembourg 0.3%
[a] ArcelorMittal SA	Metals & Mining	16,606	383,609
[a] Eurofins Scientific SE	Life Sciences Tools & Services	2,760	231,763
[a] RTL Group SA	Media	966	46,971
			662,343
Netherlands 6.0%
Aalberts NV	Machinery	2,300	102,604
[a] ABN AMRO Bank NV, GDR	Banks	9,982	97,952
[a] Adyen NV	IT Services	644	1,501,076
Aegon NV	Insurance	41,538	164,415
Akzo Nobel NV	Chemicals	4,508	484,615
[a] Altice Europe NV, A	Diversified Telecommunication Services	13,018	84,865
[a] Altice Europe NV, B	Diversified Telecommunication Services	1,012	6,538
[a] Argenx SE	Biotechnology	1,104	326,893

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

	Semiconductors & Semiconductor
ASM International NV	Equipment	1,104	243,076
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	9,430	4,586,962
ASR Nederland NV	Insurance	3,358	134,970
[b] Euronext NV, Reg S	Capital Markets	1,472	162,366
EXOR NV	Diversified Financial Services	2,484	201,262
[a] Grandvision NV	Specialty Retail	1,196	37,316
Heineken Holding NV	Beverages	2,530	238,515
Heineken NV	Beverages	5,612	626,368
IMCD Group NV	Trading Companies & Distributors	1,334	170,158
[a] ING Groep NV	Banks	92,874	868,292
[a] JDE Peet's BV	Beverages	1,472	66,549
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	25,346	716,690
Koninklijke DSM NV	Chemicals	4,048	697,373
Koninklijke KPN NV	Diversified Telecommunication Services	79,396	241,600
[a] Koninklijke Philips NV	Health Care Equipment & Supplies	21,482	1,150,727
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	1,610	84,687
NN Group NV	Insurance	7,452	323,959
[a] QIAGEN NV	Life Sciences Tools & Services	5,290	274,761
[a] Randstad NV	Professional Services	2,576	167,805
[a] Signify NV	Electrical Equipment	2,990	126,325
Wolters Kluwer NV	Professional Services	6,256	528,622
			14,417,341
Norway 0.9%
Aker ASA	Diversified Financial Services	598	39,113
Aker BP ASA	Oil, Gas & Consumable Fuels	2,484	62,724
[a] DNB ASA	Banks	24,150	473,864
Equinor ASA	Oil, Gas & Consumable Fuels	22,678	383,929
Gjensidige Forsikring ASA	Insurance	4,002	89,464
Leroy Seafood Group ASA	Food Products	6,072	42,948
Mowi ASA	Food Products	10,028	223,705
Norsk Hydro ASA	Metals & Mining	31,464	146,480
Orkla ASA	Food Products	18,446	187,434
Salmar ASA	Food Products	1,242	73,052
[a] Schibsted ASA, A	Media	1,932	82,655
[a] Schibsted ASA, B	Media	2,300	85,908
Telenor ASA	Diversified Telecommunication Services	14,720	250,836
Tomra Systems ASA	Commercial Services & Supplies	2,530	124,876
			2,266,988
Poland 0.5%
[a] Allegro.eu	Internet & Direct Marketing Retail	7,176	163,126
[a] Bank Pekao SA	Banks	3,772	61,854
[a] CD Projekt SA	Entertainment	1,518	111,915
Cyfrowy Polsat SA	Media	6,716	54,579
[a] Dino Polska SA	Food & Staples Retailing	1,150	89,321
Grupa Lotos SA	Oil, Gas & Consumable Fuels	2,392	26,610
[a] KGHM Polska Miedz SA	Metals & Mining	3,312	162,667
[a] LPP SA	Textiles, Apparel & Luxury Goods	20	44,471
[a] PGE Polska Grupa Energetyczna SA	Electric Utilities	17,526	30,574
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	7,360	114,015
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	40,710	60,552
[a] Powszechna Kasa Oszczednosci Bank Polski SA	Banks	20,286	156,364
[a] Powszechny Zaklad Ubezpieczen SA	Insurance	13,202	114,658
[a] Santander Bank Polska SA	Banks	690	34,389
			1,225,095
Portugal 0.3%
EDP- Energias de Portugal SA	Electric Utilities	66,470	419,334
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	11,960	128,103

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Jeronimo Martins SGPS SA	Food & Staples Retailing	5,842	98,785
			646,222
Russia 0.1%
Evraz PLC	Metals & Mining	13,110	84,514
Polymetal International PLC	Metals & Mining	8,142	187,480
			271,994
Spain 4.0%
Acciona SA	Electric Utilities	506	72,251
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	5,244	174,202
[a] Aena SME SA	Transportation Infrastructure	1,656	288,125
Amadeus IT Group SA	IT Services	10,028	730,787
Banco Bilbao Vizcaya Argentaria SA	Banks	157,228	776,238
[a] Banco Santander SA	Banks	404,712	1,256,780
Bankia SA	Banks	29,532	52,358
Bankinter SA	Banks	16,514	89,390
CaixaBank SA	Banks	85,330	219,356
Cellnex Telecom SA	Diversified Telecommunication Services	8,050	483,811
Corporacion Mapfre SA	Insurance	23,782	46,354
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	3,312	92,395
Enagas SA	Gas Utilities	5,888	129,425
Endesa SA	Electric Utilities	7,406	202,527
Ferrovial SA	Construction & Engineering	11,431	316,093
Grifols SA	Biotechnology	7,912	231,176
Iberdrola SA	Electric Utilities	140,346	2,009,128
Industria de Diseno Textil SA	Specialty Retail	24,794	789,968
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	7,682	75,429
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	7,728	73,564
Naturgy Energy Group SA	Gas Utilities	6,900	160,070
Red Electrica Corp. SA	Electric Utilities	10,120	207,713
Repsol SA	Oil, Gas & Consumable Fuels	31,782	320,817
[a] Repsol SA, rts., 1/08/21	Oil, Gas & Consumable Fuels	31,782	10,916
Siemens Gamesa Renewable Energy SA	Electrical Equipment	5,382	217,902
Telefonica SA	Diversified Telecommunication Services	111,555	442,920
[a] Telefonica SA	Diversified Telecommunication Services	6,250	24,815
Zardoya Otis SA	Machinery	4,278	29,993
			9,524,503
Sweden 5.4%
[a] Alfa Laval AB	Machinery	7,544	207,878
Assa Abloy AB, B	Building Products	21,942	541,032
Atlas Copco AB	Machinery	8,878	398,143
Atlas Copco AB, A	Machinery	14,858	761,847
Boliden AB	Metals & Mining	6,578	233,403
Castellum AB	Real Estate Management & Development	6,394	162,486
Electrolux AB, B	Household Durables	5,428	126,471
Elekta AB, B	Health Care Equipment & Supplies	8,740	117,544
Epiroc AB, A	Machinery	14,674	267,391
Epiroc AB, B	Machinery	8,832	149,484
EQT AB	Capital Markets	4,830	123,741
Ericsson, B	Communications Equipment	70,840	842,225
Essity AB, B	Household Products	14,306	460,751
[b,c] Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	3,634	369,394
[a] Fastighets AB Balder, B	Real Estate Management & Development	2,300	120,117
[a] Hennes & Mauritz AB, B	Specialty Retail	20,654	432,568
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	6,072	554,369
Holmen AB, B	Paper & Forest Products	2,116	101,413
Husqvarna AB, B	Household Durables	9,890	128,253
ICA Gruppen AB	Food & Staples Retailing	1,886	94,363
[a] Industrivarden AB, A	Diversified Financial Services	4,922	164,335

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Industrivarden AB, C	Diversified Financial Services	3,956	127,892
Investment AB Latour, B	Industrial Conglomerates	2,898	70,469
Investor AB, A	Diversified Financial Services	3,174	230,923
Investor AB, B	Diversified Financial Services	10,718	782,001
Kinnevik AB, B	Diversified Financial Services	5,750	290,912
[a] L E Lundbergforetagen AB, B	Diversified Financial Services	1,748	93,780
Lifco AB, B	Industrial Conglomerates	920	88,387
Lundin Energy AB	Oil, Gas & Consumable Fuels	4,508	122,024
Nibe Industrier AB	Building Products	7,222	237,170
[a] Saab AB, B	Aerospace & Defense	2,208	64,391
[a] Sandvik AB	Machinery	25,392	622,390
Securitas AB, B	Commercial Services & Supplies	7,360	118,969
[a,b] Sinch AB, Reg S	Software	966	157,617
[a] Skandinaviska Enskilda Banken AB, A	Banks	34,362	353,555
[a] Skandinaviska Enskilda Banken AB, C	Banks	506	5,404
Skanska AB, B	Construction & Engineering	8,556	218,470
SKF AB, B	Machinery	9,154	237,863
[a] Svenska Cellulosa AB, A	Paper & Forest Products	552	9,934
[a] Svenska Cellulosa AB, B	Paper & Forest Products	14,260	248,821
[a] Svenska Handelsbanken AB, A	Banks	35,052	352,545
[a] Svenska Handelsbanken AB, B	Banks	874	9,812
Sweco AB, B	Construction & Engineering	4,600	84,578
[a] Swedbank AB, A	Banks	23,644	414,923
Swedish Match AB	Tobacco	3,634	282,222
[a] Swedish Orphan Biovitrum AB	Biotechnology	4,140	83,732
Tele2 AB, B	Wireless Telecommunication Services	12,512	165,455
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	874	11,217
Telia Co. AB	Diversified Telecommunication Services	60,628	250,705
[a] Trelleborg AB, B	Machinery	5,382	119,599
[a] Volvo AB, A	Machinery	4,784	113,825
[a] Volvo AB, B	Machinery	33,856	798,935
			13,125,728
Switzerland 15.3%
ABB Ltd.	Electrical Equipment	42,228	1,180,444
Adecco Group AG	Professional Services	3,726	249,369
[a] Alcon Inc.	Health Care Equipment & Supplies	10,856	722,628
Baloise Holding AG	Insurance	1,058	188,512
Banque Cantonale Vaudoise	Banks	690	75,171
Barry Callebaut AG	Food Products	73	173,756
Chocoladefabriken Lindt & Spruengli AG	Food Products	46	449,098
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	12,052	1,091,831
Clariant AG	Chemicals	4,830	102,835
[a] Coca-Cola HBC AG	Beverages	4,692	152,454
Credit Suisse Group AG	Capital Markets	55,154	711,302
DKSH Holding AG	Professional Services	874	65,801
EMS-Chemie Holding AG	Chemicals	184	177,558
[a] Flughafen Zurich AG	Transportation Infrastructure	460	81,233
Geberit AG	Building Products	828	519,122
Georg Fischer AG	Machinery	92	118,649
Givaudan AG	Chemicals	222	936,772
Helvetia Holding AG	Insurance	782	82,628
Julius Baer Group Ltd.	Capital Markets	5,198	299,902
Kuehne + Nagel International AG	Marine	1,196	271,686
[a] LafargeHolcim Ltd., B	Construction Materials	12,236	673,018
	Technology Hardware, Storage &
Logitech International SA	Peripherals	3,496	339,811
Lonza Group AG	Life Sciences Tools & Services	1,748	1,124,795
Nestle SA	Food Products	65,826	7,764,035
Novartis AG	Pharmaceuticals	50,830	4,810,147
OC Oerlikon Corp. AG	Machinery	4,554	47,140
Partners Group Holding AG	Capital Markets	506	595,328
PSP Swiss Property AG	Real Estate Management & Development	1,012	135,437
Roche Holding AG	Pharmaceuticals	644	225,850

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Roche Holding AG	Pharmaceuticals	16,422	5,740,594
Schindler Holding AG	Machinery	460	124,061
Schindler Holding AG, PC	Machinery	966	260,747
SGS SA	Professional Services	138	416,833
[a] SIG Combibloc Group AG	Containers & Packaging	6,854	159,264
Sika AG	Chemicals	3,312	905,981
[a] Sonova Holding AG	Health Care Equipment & Supplies	1,242	323,163
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	14,904	552,180
Straumann Holding AG	Health Care Equipment & Supplies	230	268,392
Sulzer AG	Machinery	414	43,604
Swatch Group AG	Textiles, Apparel & Luxury Goods	690	188,512
Swatch Group AG	Textiles, Apparel & Luxury Goods	1,058	55,967
Swiss Life Holding AG	Insurance	736	343,375
Swiss Prime Site AG	Real Estate Management & Development	1,794	176,366
Swiss Re AG	Insurance	6,624	624,520
Swisscom AG	Diversified Telecommunication Services	598	322,762
Temenos AG	Software	1,472	205,908
UBS Group AG	Capital Markets	79,258	1,118,103
[a,b] VAT Group AG, Reg S	Machinery	598	149,373
Vifor Pharma AG	Pharmaceuticals	1,242	195,303
Zurich Insurance Group AG	Insurance	3,496	1,477,183
			37,018,503
United Arab Emirates 0.0%†
[a,e] NMC Health PLC	Health Care Providers & Services	1,159	—
United Kingdom 21.7%
3i Group PLC	Capital Markets	22,770	360,433
Admiral Group PLC	Insurance	5,014	199,174
Anglo American PLC	Metals & Mining	29,026	961,971
Antofagasta PLC	Metals & Mining	8,142	160,323
Ashmore Group PLC	Capital Markets	10,718	63,175
Ashtead Group PLC	Trading Companies & Distributors	10,672	501,538
[a] Associated British Foods PLC	Food Products	8,188	253,400
AstraZeneca PLC	Pharmaceuticals	31,004	3,103,977
Auto Trader Group PLC	Interactive Media & Services	22,540	183,634
Avast PLC	Software	13,110	96,324
AVEVA Group PLC	Software	2,698	118,091
Aviva PLC	Insurance	92,598	411,628
B&M European Value Retail SA	Multiline Retail	20,056	141,519
BAE Systems PLC	Aerospace & Defense	76,820	513,284
[a] Barclays PLC	Banks	408,296	818,650
[a] Barratt Developments PLC	Household Durables	23,874	218,652
Bellway PLC	Household Durables	2,852	115,202
BHP Group PLC	Metals & Mining	49,266	1,296,374
BP PLC	Oil, Gas & Consumable Fuels	468,602	1,632,135
British American Tobacco PLC	Tobacco	53,912	1,995,660
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	20,930	139,904
BT Group PLC	Diversified Telecommunication Services	205,160	370,886
Bunzl PLC	Trading Companies & Distributors	8,050	268,826
[a] Burberry Group PLC	Textiles, Apparel & Luxury Goods	9,660	236,299
[a] Centrica PLC	Multi-Utilities	126,270	80,434
[a] CNH Industrial NV	Machinery	23,460	296,374
Compass Group PLC	Hotels, Restaurants & Leisure	42,090	784,201
ConvaTec Group PLC	Health Care Equipment & Supplies	38,272	104,213
Croda International PLC	Chemicals	2,990	269,590
DCC PLC	Industrial Conglomerates	2,346	166,051
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	2,392	101,231
Diageo PLC	Beverages	54,188	2,131,799
Direct Line Insurance Group PLC	Insurance	32,614	142,216
[a] DS Smith PLC	Containers & Packaging	30,314	155,226
easyJet PLC	Airlines	5,520	62,628

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Entain PLC	Hotels, Restaurants & Leisure	14,030	217,386
Experian PLC	Professional Services	21,390	811,968
Ferguson PLC	Trading Companies & Distributors	5,290	642,416
[a] Fiat Chrysler Automobiles NV	Automobiles	25,990	466,189
Fresnillo PLC	Metals & Mining	3,910	60,369
GlaxoSmithKline PLC	Pharmaceuticals	116,426	2,135,772
	Electronic Equipment, Instruments &
Halma PLC	Components	8,924	298,745
Hargreaves Lansdown PLC	Capital Markets	8,602	179,317
Hikma Pharmaceuticals PLC	Pharmaceuticals	4,048	139,331
[a] Hiscox Ltd.	Insurance	8,050	109,379
HomeServe PLC	Commercial Services & Supplies	6,578	92,166
[a] Howden Joinery Group PLC	Trading Companies & Distributors	13,662	128,785
[a] HSBC Holdings PLC	Banks	481,390	2,492,968
IMI PLC	Machinery	6,440	102,557
Imperial Brands PLC	Tobacco	22,218	466,345
[a] Informa PLC	Media	36,018	270,299
[a] InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	4,324	277,211
Intermediate Capital Group PLC	Capital Markets	6,578	155,198
International Consolidated Airlines Group SA	Airlines	27,730	60,573
Intertek Group PLC	Professional Services	3,772	291,218
[a] ITV PLC	Media	89,700	130,953
J Sainsbury PLC	Food & Staples Retailing	38,778	119,532
[a] JD Sports Fashion PLC	Specialty Retail	10,212	120,050
Johnson Matthey PLC	Chemicals	4,278	141,809
[a] Kingfisher PLC	Specialty Retail	50,876	188,050
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	16,882	155,492
Legal & General Group PLC	Insurance	141,634	515,381
[a] Lloyds Banking Group PLC	Banks	1,661,612	827,676
London Stock Exchange Group PLC	Capital Markets	7,406	911,936
M&G PLC	Diversified Financial Services	61,640	166,790
[a] Meggitt PLC	Aerospace & Defense	18,630	118,800
[a] Melrose Industries PLC	Electrical Equipment	114,770	279,333
Mondi PLC	Paper & Forest Products	11,454	269,223
National Grid PLC	Multi-Utilities	82,846	979,580
[a] Natwest Group PLC	Banks	108,146	247,837
[a] Next PLC	Multiline Retail	2,990	289,618
[a] Ocado Group PLC	Internet & Direct Marketing Retail	11,454	358,077
Pearson PLC	Media	17,710	164,716
Pennon Group PLC	Water Utilities	9,384	121,861
Persimmon PLC	Household Durables	7,452	281,861
Phoenix Group Holdings PLC	Insurance	13,248	126,874
Prudential PLC	Insurance	61,594	1,134,119
Quilter PLC	Capital Markets	41,262	86,635
Reckitt Benckiser Group PLC	Household Products	14,858	1,328,689
RELX PLC	Professional Services	43,884	1,075,271
	Electronic Equipment, Instruments &
[a] Renishaw PLC	Components	828	65,194
[a] Rentokil Initial PLC	Commercial Services & Supplies	43,700	304,413
[a] Rightmove PLC	Interactive Media & Services	20,700	184,149
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	176,364	268,202
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	97,106	1,722,687
Royal Dutch Shell PlC, B	Oil, Gas & Consumable Fuels	87,584	1,507,790
RSA Insurance Group PLC	Insurance	24,518	227,030
Schroders PLC	Capital Markets	2,714	123,799
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	28,060	363,467
Severn Trent PLC	Water Utilities	5,704	178,475
Smith & Nephew PLC	Health Care Equipment & Supplies	20,930	432,015
Smiths Group PLC	Industrial Conglomerates	9,522	195,827
Spirax-Sarco Engineering PLC	Machinery	1,748	269,886
SSE PLC	Electric Utilities	24,564	503,666
St. James's Place Capital PLC	Capital Markets	12,558	194,578

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Standard Chartered PLC	Banks	61,732	393,148
Standard Life Aberdeen PLC	Capital Markets	51,474	197,929
Tate & Lyle PLC	Food Products	11,178	103,047
[a] Taylor Wimpey PLC	Household Durables	86,250	195,477
TechnipFMC PLC	Energy Equipment & Services	10,994	104,009
Tesco PLC	Food & Staples Retailing	228,528	722,862
The Berkeley Group Holdings PLC	Household Durables	2,806	181,887
The Sage Group PLC	Software	26,036	207,133
[a] Travis Perkins PLC	Trading Companies & Distributors	5,612	103,333
Unilever PLC	Personal Products	60,030	3,603,986
United Utilities Group PLC	Water Utilities	16,330	199,784
Vodafone Group PLC	Wireless Telecommunication Services	632,914	1,046,326
[a] Weir Group PLC	Machinery	6,072	165,131
[a] Whitbread PLC	Hotels, Restaurants & Leisure	4,784	202,724
William Morrison Supermarkets PLC	Food & Staples Retailing	53,406	129,471
WPP PLC	Media	28,428	310,877
			52,401,679
Total Common Stocks and Other Equity Interests (Cost $197,774,437)			238,492,045
Preferred Stocks 0.9%
Germany 0.9%
[e] Bayerische Motoren Werke AG, 4.565%, pfd.	Automobiles	1,380	93,205
[e] Fuchs Petrolub SE, 2.089%, pfd.	Chemicals	1,702	96,710
[e] Henkel AG & Co. KGaA, 2.004%, pfd.	Household Products	4,186	472,740
[e] Porsche Automobil Holding SE, 3.918%, pfd.	Automobiles	3,634	250,776
[e] Sartorius AG, 0.105%, pfd.	Health Care Equipment & Supplies	828	348,101
[e] Volkswagen AG, 3.189%, pfd.	Automobiles	4,324	806,398
Total Preferred Stocks (Cost $1,651,796)			2,067,930
Total Investment before Short Term Investments (Cost $199,426,233)			240,559,975
Short Term Investments 0.0%†
Investments from Cash Collateral Received for Loaned Securities 0.0%†
United States 0.0%†
[f,g] Institutional Fiduciary Trust Portfolio, 0.00%		36,641	36,641
Total Investments (Cost $199,462,874) 99.7%			240,596,616

Other Assets, less Liabilities 0.3%			690,157
Net Assets 100.0%			$241,286,773

+Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $2,344,711, representing 1.0% of net assets.

cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $750,603, representing 0.3% of net assets.

dA portion or all of the security is on loan at December 31, 2020.

eVariable rate security. The rate shown represents the yield at period end.

fSee Note 5 regarding investments in affiliated management investment companies.

gThe rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

						Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
EURO STOXX 50 Index		Long	5	$217,180	3/19/21	$3,878
FTSE 100 Index		Long	2	175,516	3/19/21	(1,452)
Total Futures Contracts						$2,426
*As of period end.
Abbreviations
Selected Portfolio
GDR	- Global Depositary Receipt
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Europe Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 98.9%
Australia 1.1%
[a] Glencore PLC	Metals & Mining	10,130	$32,264
Rio Tinto PLC	Metals & Mining	1,016	75,968
			108,232
Austria 0.3%
Andritz AG	Machinery	68	3,119
[a] Erste Group Bank AG	Banks	268	8,178
OMV AG	Oil, Gas & Consumable Fuels	138	5,572
[a] Raiffeisen Bank International AG	Banks	122	2,490
Telekom Austria AG	Diversified Telecommunication Services	128	991
Verbund AG	Electric Utilities	56	4,786
Vienna Insurance Group AG Wiener Versicherung Gruppe	Insurance	36	916
Voestalpine AG	Metals & Mining	110	3,944
			29,996
Belgium 1.5%
Ackermans & van Haaren NV	Diversified Financial Services	20	3,010
Ageas SA/NV	Insurance	166	8,851
Anheuser-Busch InBev SA/NV	Beverages	780	54,408
Colruyt SA	Food & Staples Retailing	49	2,906
Elia Group SA/NV	Electric Utilities	32	3,817
[a] Galapagos NV	Biotechnology	44	4,333
Groupe Bruxelles Lambert SA	Diversified Financial Services	100	10,097
[a] KBC Groep NV	Banks	258	18,082
Proximus SADP	Diversified Telecommunication Services	134	2,658
Sofina SA	Diversified Financial Services	14	4,745
Solvay SA	Chemicals	64	7,586
Telenet Group Holding NV	Media	44	1,889
UCB SA	Pharmaceuticals	112	11,577
Umicore SA	Chemicals	192	9,230
			143,189
China 0.5%
[a] Prosus NV	Internet & Direct Marketing Retail	406	43,894
Denmark 3.9%
A.P. Moeller-Maersk AS, A	Marine	4	8,318
A.P. Moeller-Maersk AS, B	Marine	6	13,408
Ambu AS, B	Health Care Equipment & Supplies	156	6,749
Carlsberg AS, B	Beverages	94	15,068
[a] Chr. Hansen Holding AS	Chemicals	98	10,091
Coloplast AS, B	Health Care Equipment & Supplies	126	19,254
[a] Danske Bank AS	Banks	620	10,258
DSV Panalpina A/S	Air Freight & Logistics	190	31,857
[a] Genmab A/S	Biotechnology	56	22,672
GN Store Nord AS	Health Care Equipment & Supplies	122	9,770
H. Lundbeck AS	Pharmaceuticals	54	1,853
[a] ISS AS	Commercial Services & Supplies	174	3,015
Novo Nordisk AS, B	Pharmaceuticals	1,518	106,461
Novozymes AS	Chemicals	194	11,145
Orsted AS	Electric Utilities	178	36,384
Pandora AS	Textiles, Apparel & Luxury Goods	88	9,851
Rockwool International AS, B	Building Products	6	2,247
Tryg AS	Insurance	124	3,916
Vestas Wind Systems AS	Electrical Equipment	192	45,432
[a] William Demant Holding AS	Health Care Equipment & Supplies	100	3,955
			371,704
Finland 2.2%
Elisa OYJ	Diversified Telecommunication Services	136	7,467
[b] Fortum OYJ, Reg S	Electric Utilities	404	9,738

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Huhtamaki OYJ	Containers & Packaging	82	4,240
Kesko OYJ	Food & Staples Retailing	256	6,590
Kojamo Oyj	Real Estate Management & Development	184	4,075
Kone OYJ, B	Machinery	370	30,087
Metso Outotec Oyj	Machinery	574	5,742
Neles Oyj	Machinery	100	1,328
Neste Oil OYJ	Oil, Gas & Consumable Fuels	392	28,375
[a] Nokia OYJ, A	Communications Equipment	5,272	20,326
Nokian Renkaat OYJ	Auto Components	128	4,514
[a] Nordea Bank Abp	Banks	3,174	25,911
Orion OYJ	Pharmaceuticals	96	4,408
Sampo OYJ, A	Insurance	474	20,049
Stora Enso OYJ, R	Paper & Forest Products	540	10,337
UPM-Kymmene OYJ	Paper & Forest Products	502	18,715
Wartsila OYJ ABP	Machinery	458	4,567
			206,469
France 16.4%
[a] Accor SA	Hotels, Restaurants & Leisure	172	6,229
[a] Adevinta ASA, B	Interactive Media & Services	212	3,566
[a] Aeroports de Paris SA	Transportation Infrastructure	26	3,375
Air Liquide SA	Chemicals	436	71,618
[a] Airbus SE	Aerospace & Defense	520	57,122
[c] ALD SA, 144A	Road & Rail	70	985
[a] Alstom SA	Machinery	232	13,231
[a] Amundi SA	Capital Markets	52	4,250
[a] ArcelorMittal SA	Metals & Mining	662	15,293
Arkema SA	Chemicals	62	7,093
[a] Atos SE	IT Services	86	7,869
AXA SA	Insurance	1,804	43,069
Biomerieux	Health Care Equipment & Supplies	40	5,648
[a] BNP Paribas SA	Banks	1,016	53,585
Bollore	Entertainment	914	3,782
Bouygues SA	Construction & Engineering	196	8,070
[a] Bureau Veritas SA	Professional Services	268	7,135
Capgemini SE	IT Services	148	22,962
Carrefour SA	Food & Staples Retailing	546	9,373
[a] Casino Guichard-Perrachon SA	Food & Staples Retailing	42	1,294
Cie Generale des Etablissements Michelin SCA	Auto Components	164	21,059
[a] CNP Assurances	Insurance	138	2,225
[a] Compagnie de Saint-Gobain	Building Products	448	20,556
	Equity Real Estate Investment Trusts
Covivio	(REITs)	46	4,241
[a] Credit Agricole SA	Banks	1,068	13,486
Danone SA	Food Products	558	36,704
[a] Dassault Aviation SA	Aerospace & Defense	2	2,195
Dassault Systemes	Software	124	25,208
Edenred	IT Services	230	13,061
[a] EDF SA	Electric Utilities	482	7,605
[a] Eiffage SA	Construction & Engineering	70	6,770
[a] Engie SA	Multi-Utilities	1,554	23,805
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	276	43,074
[a] Eurazeo SE	Diversified Financial Services	42	2,852
[a] Faurecia SE	Auto Components	74	3,795
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	48	7,418
[a] Getlink SE	Transportation Infrastructure	428	7,426
Hermes International	Textiles, Apparel & Luxury Goods	29	31,211
	Equity Real Estate Investment Trusts
ICADE	(REITs)	30	2,309
Iliad SA	Diversified Telecommunication Services	14	2,879
Imerys SA	Construction Materials	36	1,703
Ipsen SA	Pharmaceuticals	32	2,659
[a] JCDecaux SA	Media	70	1,596

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Kering SA	Textiles, Apparel & Luxury Goods	70	50,909
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	178	4,005
L'Oreal SA	Personal Products	224	85,183
La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	84	3,845
Legrand SA	Electrical Equipment	250	22,330
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	234	146,276
[a] Natixis SA	Capital Markets	792	2,703
Orange SA	Diversified Telecommunication Services	1,796	21,390
[a] Orpea	Health Care Providers & Services	46	6,053
Pernod Ricard SA	Beverages	194	37,219
[a] Peugeot SA	Automobiles	508	13,904
Plastic Omnium SA	Auto Components	50	1,726
Publicis Groupe	Media	208	10,373
Remy Cointreau SA	Beverages	20	3,727
[a] Renault SA	Automobiles	172	7,526
[a] Rexel SA	Trading Companies & Distributors	282	4,449
Rubis SCA	Gas Utilities	90	4,182
[a] Safran SA	Aerospace & Defense	302	42,845
Sanofi	Pharmaceuticals	1,022	98,412
Sartorius Stedim Biotech	Life Sciences Tools & Services	22	7,839
Schneider Electric SE	Electrical Equipment	494	71,504
[a] SCOR SE	Insurance	148	4,784
SEB SA	Household Durables	26	4,740
[a] Societe Generale SA	Banks	726	15,121
Sodexo SA	Hotels, Restaurants & Leisure	80	6,776
Suez SA	Multi-Utilities	348	6,906
Teleperformance	Professional Services	54	17,925
Thales SA	Aerospace & Defense	94	8,615
Total SE	Oil, Gas & Consumable Fuels	2,266	97,871
[a] Ubisoft Entertainment SA	Entertainment	90	8,682
	Equity Real Estate Investment Trusts
Unibail-Rodamco-Westfield	(REITs)	122	9,640
Valeo SA	Auto Components	224	8,847
Veolia Environnement SA	Multi-Utilities	472	11,556
Vinci SA	Construction & Engineering	438	43,602
Vivendi SA	Entertainment	732	23,627
Wendel SE	Diversified Financial Services	26	3,116
[a,b] Worldline SA, Reg S	IT Services	222	21,486
			1,569,080
Germany 14.1%
1&1 Drillisch AG	Wireless Telecommunication Services	44	1,100
[a] Adidas AG	Textiles, Apparel & Luxury Goods	180	65,609
Allianz SE	Insurance	390	95,771
Aroundtown SA	Real Estate Management & Development	1,146	8,581
BASF SE	Chemicals	862	68,260
Bayer AG	Pharmaceuticals	924	54,442
Bayerische Motoren Werke AG	Automobiles	302	26,690
Bechtle AG	IT Services	26	5,675
Beiersdorf AG	Personal Products	94	10,862
Brenntag AG	Trading Companies & Distributors	146	11,315
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	34	4,530
[a] Commerzbank AG	Banks	980	6,314
Continental AG	Auto Components	102	15,132
Covestro AG	Chemicals	170	10,500
[a] CTS Eventim AG & Co. KGaA	Entertainment	56	3,727
Daimler AG	Automobiles	758	53,597
[a] Delivery Hero SE	Internet & Direct Marketing Retail	134	20,822
[a] Deutsche Bank AG	Capital Markets	1,920	21,023
Deutsche Boerse AG	Capital Markets	172	29,305
[a] Deutsche Lufthansa AG	Airlines	282	3,732
Deutsche Post AG	Air Freight & Logistics	918	45,490
Deutsche Telekom AG	Diversified Telecommunication Services	3,034	55,517

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Deutsche Wohnen AG	Real Estate Management & Development	326	17,427
[c] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	34	1,448
E.ON SE	Multi-Utilities	2,032	22,535
Evonik Industries AG	Chemicals	180	5,876
[a] Fielmann AG	Specialty Retail	22	1,789
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	34	2,053
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	190	15,855
Fresenius SE and Co. KGaA	Health Care Providers & Services	378	17,501
Fuchs Petrolub SE	Chemicals	26	1,204
GEA Group AG	Machinery	158	5,660
Grenkeleasing AG	Consumer Finance	24	1,140
Hannover Rueck SE	Insurance	56	8,928
HeidelbergCement AG	Construction Materials	140	10,487
[a] Hella GmbH & Co. KGaA	Auto Components	40	2,589
[a] HelloFresh SE	Internet & Direct Marketing Retail	136	10,517
Henkel AG & Co. KGaA	Household Products	96	9,262
Hochtief AG	Construction & Engineering	18	1,752
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	1,222	46,934
[a,b,c] Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	110	12,420
KION Group AG	Machinery	74	6,443
Knorr-Bremse AG	Machinery	62	8,472
Lanxess AG	Chemicals	80	6,143
LEG Immobilien AG	Real Estate Management & Development	66	10,261
Merck KGaA	Pharmaceuticals	122	20,951
METRO AG	Food & Staples Retailing	158	1,778
MTU Aero Engines AG	Aerospace & Defense	50	13,055
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	132	39,214
Nemetschek AG	Software	52	3,843
[a] Osram Licht AG	Electrical Equipment	28	1,783
[a] ProSiebenSat.1 Media SE	Media	148	2,491
[a] Puma SE	Textiles, Apparel & Luxury Goods	86	9,710
Rational AG	Machinery	2	1,864
Rheinmetall AG	Industrial Conglomerates	40	4,237
RWE AG	Multi-Utilities	592	25,041
SAP SE	Software	1,054	138,273
[b] Scout24 AG, Reg S	Interactive Media & Services	98	8,040
Siemens AG	Industrial Conglomerates	718	103,242
[a] Siemens Energy AG	Electrical Equipment	360	13,214
Siemens Healthineers AG	Health Care Equipment & Supplies	210	10,787
Suedzucker AG	Food Products	74	1,057
Symrise AG	Chemicals	120	15,916
[a] Talanx AG	Insurance	50	1,943
[a] TeamViewer AG	Software	136	7,293
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	602	1,661
[a] thyssenkrupp AG	Metals & Mining	436	4,334
Traton SE	Machinery	48	1,328
TUI AG	Hotels, Restaurants & Leisure	412	2,582
	Independent Power and Renewable
Uniper SE	Electricity Producers	106	3,663
United Internet AG	Diversified Telecommunication Services	104	4,381
[a] Varta AG	Electrical Equipment	14	2,025
Volkswagen AG	Automobiles	30	6,244
Vonovia SE	Real Estate Management & Development	534	39,046
Wacker Chemie AG	Chemicals	14	2,000
[a] Zalando SE	Internet & Direct Marketing Retail	154	17,158
			1,352,844
Ireland 1.1%
[a] AIB Group PLC	Banks	704	1,448
CRH PLC	Construction Materials	736	30,766
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	116	23,959
Glanbia PLC	Food Products	178	2,261

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Kerry Group	Food Products	144	20,879
[a] Kingspan Group PLC	Building Products	140	9,832
Smurfit Kappa Group PLC	Containers & Packaging	238	11,178
			100,323
Italy 3.4%
A2A SpA	Multi-Utilities	1,430	2,282
[a] Amplifon SpA	Health Care Providers & Services	114	4,748
Assicurazioni Generali SpA	Insurance	1,182	20,623
[a] Atlantia SpA	Transportation Infrastructure	464	8,354
Banca Mediolanum SpA	Diversified Financial Services	246	2,137
Buzzi Unicem SpA	Construction Materials	68	1,622
Buzzi Unicem SpA, di Risp	Construction Materials	38	610
Davide Campari-Milano NV	Beverages	474	5,417
DiaSorin SpA	Health Care Equipment & Supplies	22	4,579
Enel SpA	Electric Utilities	7,306	73,981
Eni SpA	Oil, Gas & Consumable Fuels	2,322	24,286
Ferrari NV	Automobiles	114	26,314
[a] FinecoBank Banca Fineco SpA	Banks	578	9,477
Hera SpA	Multi-Utilities	648	2,363
[b] Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	310	3,766
[a] Intesa Sanpaolo SpA	Banks	14,580	34,120
Italgas Reti SpA	Gas Utilities	474	3,016
Leonardo SpA	Aerospace & Defense	366	2,647
Mediobanca Banca di Credito Finanziario SpA	Banks	638	5,886
[a] Moncler SpA	Textiles, Apparel & Luxury Goods	182	11,166
[a] Nexi SpA	IT Services	368	7,357
[a] Pirelli & C SpA	Auto Components	382	2,072
[b] Poste Italiane SpA, Reg S	Insurance	434	4,418
Prysmian SpA	Electrical Equipment	228	8,112
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	92	5,103
Snam SpA	Gas Utilities	2,070	11,653
Telecom Italia SpA/Milano	Diversified Telecommunication Services	10,072	4,651
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	5,674	2,942
Tenaris SA	Energy Equipment & Services	440	3,566
Terna Rete Elettrica Nazionale SpA	Electric Utilities	1,316	10,064
[a] UniCredit SpA	Banks	2,010	18,809
UnipolSai Assicurazioni SpA	Insurance	478	1,269
			327,410
Kazakhstan 0.0%†
KAZ Minerals PLC	Metals & Mining	206	1,859
Luxembourg 0.1%
[a] Eurofins Scientific SE	Life Sciences Tools & Services	114	9,573
[a] RTL Group SA	Media	36	1,750
			11,323
Netherlands 6.0%
Aalberts NV	Machinery	90	4,015
[a] ABN AMRO Bank NV, GDR	Banks	390	3,827
[a] Adyen NV	IT Services	25	58,272
Aegon NV	Insurance	1,640	6,491
Akzo Nobel NV	Chemicals	180	19,350
[a] Altice Europe NV, A	Diversified Telecommunication Services	498	3,246
[a] Altice Europe NV, B	Diversified Telecommunication Services	10	65
[a] Argenx SE	Biotechnology	44	13,028
	Semiconductors & Semiconductor
ASM International NV	Equipment	44	9,688
	Semiconductors & Semiconductor
ASML Holding NV	Equipment	374	181,922
ASR Nederland NV	Insurance	130	5,225
[b] Euronext NV, Reg S	Capital Markets	58	6,398
EXOR NV	Diversified Financial Services	98	7,940
[a] Grandvision NV	Specialty Retail	44	1,373
Heineken Holding NV	Beverages	96	9,050

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Heineken NV	Beverages	224	25,001
IMCD Group NV	Trading Companies & Distributors	54	6,888
[a] ING Groep NV	Banks	3,666	34,274
[a] JDE Peet's BV	Beverages	58	2,622
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,006	28,446
Koninklijke DSM NV	Chemicals	162	27,909
Koninklijke KPN NV	Diversified Telecommunication Services	3,088	9,397
[a] Koninklijke Philips NV	Health Care Equipment & Supplies	854	45,746
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	60	3,156
NN Group NV	Insurance	300	13,042
[a] QIAGEN NV	Life Sciences Tools & Services	208	10,803
[a] Randstad NV	Professional Services	104	6,775
[a] Signify NV	Electrical Equipment	112	4,732
Wolters Kluwer NV	Professional Services	248	20,956
			569,637
Norway 1.0%
Aker ASA	Diversified Financial Services	22	1,439
Aker BP ASA	Oil, Gas & Consumable Fuels	104	2,626
[a] DNB ASA	Banks	960	18,837
Equinor ASA	Oil, Gas & Consumable Fuels	898	15,203
Gjensidige Forsikring ASA	Insurance	156	3,487
Leroy Seafood Group ASA	Food Products	236	1,669
Mowi ASA	Food Products	400	8,923
Norsk Hydro ASA	Metals & Mining	1,264	5,884
Orkla ASA	Food Products	718	7,296
Salmar ASA	Food Products	50	2,941
[a] Schibsted ASA, A	Media	74	3,166
[a] Schibsted ASA, B	Media	90	3,362
Telenor ASA	Diversified Telecommunication Services	586	9,986
Tomra Systems ASA	Commercial Services & Supplies	110	5,429
Yara International ASA	Chemicals	162	6,736
			96,984
Poland 0.5%
[a] Allegro.eu	Internet & Direct Marketing Retail	286	6,501
[a] Bank Pekao SA	Banks	146	2,394
[a] CD Projekt SA	Entertainment	60	4,424
Cyfrowy Polsat SA	Media	246	1,999
[a] Dino Polska SA	Food & Staples Retailing	46	3,573
Grupa Lotos SA	Oil, Gas & Consumable Fuels	92	1,023
[a] KGHM Polska Miedz SA	Metals & Mining	126	6,188
[a] LPP SA	Textiles, Apparel & Luxury Goods	1	2,224
[a] PGE Polska Grupa Energetyczna SA	Electric Utilities	692	1,207
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	284	4,400
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	1,534	2,282
[a] Powszechna Kasa Oszczednosci Bank Polski SA	Banks	800	6,166
[a] Powszechny Zaklad Ubezpieczen SA	Insurance	526	4,568
[a] Santander Bank Polska SA	Banks	26	1,296
			48,245
Portugal 0.3%
EDP- Energias de Portugal SA	Electric Utilities	2,636	16,629
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	472	5,056
Jeronimo Martins SGPS SA	Food & Staples Retailing	222	3,754
			25,439
Russia 0.1%
Evraz PLC	Metals & Mining	512	3,300
Polymetal International PLC	Metals & Mining	334	7,691
			10,991
Spain 3.9%
Acciona SA	Electric Utilities	20	2,856
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	208	6,910
[a] Aena SME SA	Transportation Infrastructure	66	11,483

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Amadeus IT Group SA	IT Services	400	29,150
Banco Bilbao Vizcaya Argentaria SA	Banks	6,256	30,886
[a] Banco Santander SA	Banks	16,078	49,928
Bankia SA	Banks	1,140	2,021
Bankinter SA	Banks	612	3,313
CaixaBank SA	Banks	3,378	8,684
Cellnex Telecom SA	Diversified Telecommunication Services	320	19,232
Corporacion Mapfre SA	Insurance	916	1,785
	Independent Power and Renewable
EDP Renovaveis SA	Electricity Producers	140	3,906
Enagas SA	Gas Utilities	232	5,100
Endesa SA	Electric Utilities	296	8,094
Ferrovial SA	Construction & Engineering	456	12,609
Grifols SA	Biotechnology	306	8,941
Iberdrola SA	Electric Utilities	5,554	79,508
Industria de Diseno Textil SA	Specialty Retail	988	31,479
	Equity Real Estate Investment Trusts
Inmobiliaria Colonial SA	(REITs)	306	3,005
	Equity Real Estate Investment Trusts
Merlin Properties Socimi SA	(REITs)	318	3,027
Naturgy Energy Group SA	Gas Utilities	270	6,264
Red Electrica Corp. SA	Electric Utilities	392	8,046
Repsol SA	Oil, Gas & Consumable Fuels	1,250	12,618
[a] Repsol SA, rts., 1/08/21	Oil, Gas & Consumable Fuels	1,280	440
Siemens Gamesa Renewable Energy SA	Electrical Equipment	206	8,340
Telefonica SA	Diversified Telecommunication Services	4,552	18,073
Telefonica SA	Diversified Telecommunication Services	126	500
Zardoya Otis SA	Machinery	154	1,080
			377,278
Sweden 5.4%
[a] Alfa Laval AB	Machinery	294	8,101
Assa Abloy AB, B	Building Products	860	21,205
Atlas Copco AB	Machinery	356	15,965
Atlas Copco AB, A	Machinery	592	30,355
Boliden AB	Metals & Mining	258	9,154
Castellum AB	Real Estate Management & Development	252	6,404
Electrolux AB, B	Household Durables	216	5,033
Elekta AB, B	Health Care Equipment & Supplies	336	4,519
Epiroc AB, A	Machinery	580	10,569
Epiroc AB, B	Machinery	360	6,093
EQT AB	Capital Markets	190	4,868
Ericsson, B	Communications Equipment	2,822	33,551
Essity AB, B	Household Products	570	18,358
[b,c] Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	148	15,044
[a] Fastighets AB Balder, B	Real Estate Management & Development	90	4,700
[a] Hennes & Mauritz AB, B	Specialty Retail	822	17,216
	Electronic Equipment, Instruments &
Hexagon AB, B	Components	240	21,912
Holmen AB, B	Paper & Forest Products	92	4,409
Husqvarna AB, B	Household Durables	384	4,980
ICA Gruppen AB	Food & Staples Retailing	74	3,702
[a] Industrivarden AB, A	Diversified Financial Services	196	6,544
[a] Industrivarden AB, C	Diversified Financial Services	156	5,043
Investment AB Latour, B	Industrial Conglomerates	116	2,821
Investor AB, A	Diversified Financial Services	126	9,167
Investor AB, B	Diversified Financial Services	424	30,936
Kinnevik AB, B	Diversified Financial Services	226	11,434
[a] L E Lundbergforetagen AB, B	Diversified Financial Services	70	3,755
Lifco AB, B	Industrial Conglomerates	42	4,035
Lundin Energy AB	Oil, Gas & Consumable Fuels	168	4,548
Nibe Industrier AB	Building Products	282	9,261
[a] Saab AB, B	Aerospace & Defense	86	2,508
[a] Sandvik AB	Machinery	1,012	24,805

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Securitas AB, B	Commercial Services & Supplies	288	4,655
[a,b] Sinch AB, Reg S	Software	38	6,200
[a] Skandinaviska Enskilda Banken AB, A	Banks	1,366	14,055
Skanska AB, B	Construction & Engineering	336	8,579
SKF AB, B	Machinery	362	9,406
[a] Svenska Cellulosa AB, A	Paper & Forest Products	24	432
[a] Svenska Cellulosa AB, B	Paper & Forest Products	558	9,737
[a] Svenska Handelsbanken AB, A	Banks	1,414	14,222
[a] Svenska Handelsbanken AB, B	Banks	10	112
Sweco AB, B	Construction & Engineering	188	3,457
[a] Swedbank AB, A	Banks	944	16,566
Swedish Match AB	Tobacco	144	11,183
[a] Swedish Orphan Biovitrum AB	Biotechnology	168	3,398
Tele2 AB, B	Wireless Telecommunication Services	490	6,480
Telefonaktiebolaget LM Ericsson, A	Communications Equipment	30	385
Telia Co. AB	Diversified Telecommunication Services	2,414	9,982
[a] Trelleborg AB, B	Machinery	228	5,067
[a] Volvo AB, A	Machinery	190	4,521
[a] Volvo AB, B	Machinery	1,342	31,669
			521,101
Switzerland 15.4%
ABB Ltd.	Electrical Equipment	1,684	47,075
Adecco Group AG	Professional Services	146	9,771
[a] Alcon Inc.	Health Care Equipment & Supplies	430	28,623
Baloise Holding AG	Insurance	42	7,483
Banque Cantonale Vaudoise	Banks	28	3,050
Barry Callebaut AG	Food Products	3	7,141
Chocoladefabriken Lindt & Spruengli AG	Food Products	2	19,526
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	479	43,394
Clariant AG	Chemicals	218	4,641
[a] Coca-Cola HBC AG	Beverages	182	5,914
Credit Suisse Group AG	Capital Markets	2,196	28,321
DKSH Holding AG	Professional Services	34	2,560
EMS-Chemie Holding AG	Chemicals	6	5,790
[a] Flughafen Zurich AG	Transportation Infrastructure	18	3,179
Geberit AG	Building Products	34	21,317
Georg Fischer AG	Machinery	4	5,159
Givaudan AG	Chemicals	8	33,758
Helvetia Holding AG	Insurance	32	3,381
Julius Baer Group Ltd.	Capital Markets	206	11,885
Kuehne + Nagel International AG	Marine	48	10,904
[a] LafargeHolcim Ltd., B	Construction Materials	482	26,511
	Technology Hardware, Storage &
Logitech International SA	Peripherals	140	13,608
Lonza Group AG	Life Sciences Tools & Services	70	45,043
Nestle SA	Food Products	2,620	309,023
Novartis AG	Pharmaceuticals	2,020	191,157
OC Oerlikon Corp. AG	Machinery	176	1,822
Partners Group Holding AG	Capital Markets	20	23,531
PSP Swiss Property AG	Real Estate Management & Development	40	5,353
Roche Holding AG	Pharmaceuticals	26	9,118
Roche Holding AG	Pharmaceuticals	654	228,617
Schindler Holding AG	Machinery	18	4,855
Schindler Holding AG, PC	Machinery	38	10,257
SGS SA	Professional Services	6	18,123
[a] SIG Combibloc Group AG	Containers & Packaging	306	7,110
Sika AG	Chemicals	132	36,108
[a] Sonova Holding AG	Health Care Equipment & Supplies	50	13,010
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	594	22,007
Straumann Holding AG	Health Care Equipment & Supplies	10	11,669
Sulzer AG	Machinery	16	1,685
Swatch Group AG	Textiles, Apparel & Luxury Goods	28	7,650

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Swatch Group AG	Textiles, Apparel & Luxury Goods	38	2,010
Swiss Life Holding AG	Insurance	30	13,996
Swiss Prime Site AG	Real Estate Management & Development	70	6,882
Swiss Re AG	Insurance	264	24,890
Swisscom AG	Diversified Telecommunication Services	24	12,954
Temenos AG	Software	58	8,113
UBS Group AG	Capital Markets	3,156	44,522
[a,b] VAT Group AG, Reg S	Machinery	24	5,995
Vifor Pharma AG	Pharmaceuticals	48	7,548
Zurich Insurance Group AG	Insurance	140	59,155
			1,475,194
United Arab Emirates 0.0%†
[a] NMC Health PLC	Health Care Providers & Services	60	—
United Kingdom 21.7%
3i Group PLC	Capital Markets	880	13,930
Admiral Group PLC	Insurance	194	7,706
Anglo American PLC	Metals & Mining	1,156	38,312
Antofagasta PLC	Metals & Mining	322	6,340
Ashmore Group PLC	Capital Markets	438	2,582
Ashtead Group PLC	Trading Companies & Distributors	420	19,738
[a] Associated British Foods PLC	Food Products	326	10,089
AstraZeneca PLC	Pharmaceuticals	1,230	123,142
Auto Trader Group PLC	Interactive Media & Services	876	7,137
Avast PLC	Software	522	3,835
AVEVA Group PLC	Software	106	4,640
Aviva PLC	Insurance	3,656	16,252
B&M European Value Retail SA	Multiline Retail	796	5,617
BAE Systems PLC	Aerospace & Defense	3,020	20,179
[a] Barclays PLC	Banks	16,220	32,522
[a] Barratt Developments PLC	Household Durables	948	8,682
Bellway PLC	Household Durables	116	4,686
BHP Group PLC	Metals & Mining	1,954	51,417
BP PLC	Oil, Gas & Consumable Fuels	18,626	64,874
British American Tobacco PLC	Tobacco	2,144	79,364
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	878	5,869
BT Group PLC	Diversified Telecommunication Services	8,170	14,770
Bunzl PLC	Trading Companies & Distributors	318	10,619
[a] Burberry Group PLC	Textiles, Apparel & Luxury Goods	376	9,198
[a] Centrica PLC	Multi-Utilities	5,516	3,514
[a] CNH Industrial NV	Machinery	928	11,724
Compass Group PLC	Hotels, Restaurants & Leisure	1,674	31,189
ConvaTec Group PLC	Health Care Equipment & Supplies	1,500	4,084
Croda International PLC	Chemicals	128	11,541
DCC PLC	Industrial Conglomerates	92	6,512
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	94	3,978
Diageo PLC	Beverages	2,154	84,740
Direct Line Insurance Group PLC	Insurance	1,284	5,599
[a] DS Smith PLC	Containers & Packaging	1,202	6,155
easyJet PLC	Airlines	216	2,451
[a] Entain PLC	Hotels, Restaurants & Leisure	546	8,460
Experian PLC	Professional Services	850	32,266
Ferguson PLC	Trading Companies & Distributors	208	25,259
[a] Fiat Chrysler Automobiles NV	Automobiles	1,036	18,583
Fresnillo PLC	Metals & Mining	176	2,717
GlaxoSmithKline PLC	Pharmaceuticals	4,626	84,861
	Electronic Equipment, Instruments &
Halma PLC	Components	356	11,918
Hargreaves Lansdown PLC	Capital Markets	336	7,004
Hikma Pharmaceuticals PLC	Pharmaceuticals	156	5,369
[a] Hiscox Ltd.	Insurance	298	4,049
HomeServe PLC	Commercial Services & Supplies	258	3,615

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Howden Joinery Group PLC	Trading Companies & Distributors	538	5,071
[a] HSBC Holdings PLC	Banks	19,098	98,903
IMI PLC	Machinery	250	3,981
Imperial Brands PLC	Tobacco	884	18,555
[a] Informa PLC	Media	1,406	10,551
[a] InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	172	11,027
Intermediate Capital Group PLC	Capital Markets	266	6,276
International Consolidated Airlines Group SA	Airlines	984	2,149
Intertek Group PLC	Professional Services	152	11,735
[a] ITV PLC	Media	3,502	5,113
J Sainsbury PLC	Food & Staples Retailing	1,512	4,661
[a] JD Sports Fashion PLC	Specialty Retail	404	4,749
Johnson Matthey PLC	Chemicals	178	5,900
[a] Kingfisher PLC	Specialty Retail	1,988	7,348
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	670	6,171
Legal & General Group PLC	Insurance	5,556	20,217
[a] Lloyds Banking Group PLC	Banks	66,028	32,890
London Stock Exchange Group PLC	Capital Markets	296	36,448
M&G PLC	Diversified Financial Services	2,442	6,608
[a] Meggitt PLC	Aerospace & Defense	740	4,719
[a] Melrose Industries PLC	Electrical Equipment	4,528	11,020
Mondi PLC	Paper & Forest Products	444	10,436
National Grid PLC	Multi-Utilities	3,292	38,925
[a] Natwest Group PLC	Banks	4,272	9,790
[a] Next PLC	Multiline Retail	120	11,623
[a] Ocado Group PLC	Internet & Direct Marketing Retail	456	14,256
Pearson PLC	Media	690	6,418
Pennon Group PLC	Water Utilities	398	5,168
Persimmon PLC	Household Durables	298	11,271
Phoenix Group Holdings PLC	Insurance	492	4,712
Prudential PLC	Insurance	2,448	45,075
Quilter PLC	Capital Markets	1,582	3,322
Reckitt Benckiser Group PLC	Household Products	592	52,940
RELX PLC	Professional Services	1,744	42,732
	Electronic Equipment, Instruments &
[a] Renishaw PLC	Components	32	2,520
[a] Rentokil Initial PLC	Commercial Services & Supplies	1,732	12,065
[a] Rightmove PLC	Interactive Media & Services	794	7,064
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	7,018	10,673
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	3,848	68,265
Royal Dutch Shell Plc, B	Oil, Gas & Consumable Fuels	3,478	59,875
RSA Insurance Group PLC	Insurance	962	8,908
Schroders PLC	Capital Markets	106	4,835
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	1,108	14,352
Severn Trent PLC	Water Utilities	224	7,009
Smith & Nephew PLC	Health Care Equipment & Supplies	820	16,926
Smiths Group PLC	Industrial Conglomerates	362	7,445
Spirax-Sarco Engineering PLC	Machinery	70	10,808
SSE PLC	Electric Utilities	976	20,012
St. James's Place Capital PLC	Capital Markets	494	7,654
[a] Standard Chartered PLC	Banks	2,428	15,463
Standard Life Aberdeen PLC	Capital Markets	2,052	7,890
Tate & Lyle PLC	Food Products	434	4,001
[a] Taylor Wimpey PLC	Household Durables	3,392	7,688
TechnipFMC PLC	Energy Equipment & Services	432	4,087
Tesco PLC	Food & Staples Retailing	9,092	28,759
The Berkeley Group Holdings PLC	Household Durables	108	7,001
The Sage Group PLC	Software	1,000	7,956
[a] Travis Perkins PLC	Trading Companies & Distributors	236	4,345
Unilever PLC	Personal Products	2,384	143,127
United Utilities Group PLC	Water Utilities	646	7,903
Vodafone Group PLC	Wireless Telecommunication Services	25,144	41,568

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Weir Group PLC	Machinery	246	6,690
[a] Whitbread PLC	Hotels, Restaurants & Leisure	190	8,051
William Morrison Supermarkets PLC	Food & Staples Retailing	1,924	4,664
WPP PLC	Media	1,114	12,182
			2,077,634
Total Common Stocks and Other Equity Interests (Cost $9,271,235)			9,468,826
Preferred Stocks 0.9%
Germany 0.9%
[d] Bayerische Motoren Werke AG, 4.565%, pfd.	Automobiles	54	3,647
[d] Fuchs Petrolub SE, 2.089%, pfd.	Chemicals	64	3,637
[d] Henkel AG & Co. KGaA, 2.004%, pfd.	Household Products	164	18,521
[d] Porsche Automobil Holding SE, 3.918%, pfd.	Automobiles	144	9,937
[d] Sartorius AG, 0.105%, pfd.	Health Care Equipment & Supplies	32	13,453
[d] Volkswagen AG, 3.189%, pfd.	Automobiles	172	32,077
Total Preferred Stocks (Cost $82,400)			81,272
Short Term Investments 0.0%†
United States 0.0%†
[e,f] Institutional Fiduciary Trust Portfolio, 0.00%	Money Market Funds	3,177	3,177

Total Investments (Cost $9,356,812) 99.8%			9,553,275
Other Assets, less Liabilities 0.2%			20,737
Net Assets 100.0%			$9,574,012

  Rounds to less than 0.1% of net assets.
  Non-income producing.
  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $93,505, representing 1.0% of net assets.
  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $29,897, representing 0.3% of net assets.
  Variable rate security. The rate shown represents the yield at period end.
  See Note 5 regarding investments in affiliated management investment companies.
  The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020 the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	14,700	$2,397	1/05/21	$19	$—
Danish Krone	BOFA	Buy	2,186,000	359,327	1/05/21	5	—
Danish Krone	BOFA	Sell	1,107,700	178,204	1/05/21	—	(3,878)
Danish Krone	BOFA	Sell	1,093,000	179,147	1/05/21	—	(520)
Euro	BOFA	Buy	9,000	10,922	1/05/21	90	—
Euro	BOFA	Buy	1,332,000	1,629,793	1/05/21	—	(24)
Euro	HSBK	Buy	9,000	10,922	1/05/21	90	—
Euro	HSBK	Buy	1,332,000	1,629,793	1/05/21	—	(24)
Euro	UBSW	Buy	9,000	10,922	1/05/21	90	—
Euro	UBSW	Buy	1,332,000	1,629,801	1/05/21	—	(32)
Euro	BOFA	Sell	675,000	808,380	1/05/21	—	(17,516)
Euro	BOFA	Sell	666,000	812,368	1/05/21	—	(2,516)
Euro	HSBK	Sell	675,000	808,345	1/05/21	—	(17,551)
Euro	HSBK	Sell	666,000	812,300	1/05/21	—	(2,585)
Euro	UBSW	Sell	675,000	808,300	1/05/21	—	(17,597)
Euro	UBSW	Sell	666,000	812,411	1/05/21	—	(2,473)
Great British Pound	DBAB	Buy	11,300	15,056	1/05/21	391	—
Great British Pound	DBAB	Buy	1,672,200	2,285,814	1/05/21	—	(1)
Great British Pound	DBAB	Sell	847,400	1,132,009	1/05/21	—	(26,343)
Great British Pound	DBAB	Sell	836,100	1,129,195	1/05/21	—	(13,712)
Norwegian Krone	BOFA	Buy	5,900	675	1/05/21	14	—
Norwegian Krone	BOFA	Buy	880,400	102,829	1/05/21	—	(2)
Norwegian Krone	BOFA	Sell	446,100	50,380	1/05/21	—	(1,723)
Norwegian Krone	BOFA	Sell	440,200	50,650	1/05/21	—	(764)
Polish Zloty	BOFA	Buy	1,100	300	1/05/21	—	(5)
Polish Zloty	BOFA	Buy	164,800	44,229	1/05/21	1	—
Polish Zloty	BOFA	Sell	83,500	22,285	1/05/21	—	(125)
Polish Zloty	BOFA	Sell	82,400	22,620	1/05/21	505	—
Swedish Krona	BOFA	Buy	30,100	3,580	1/05/21	85	—
Swedish Krona	BOFA	Buy	4,462,800	543,420	1/05/21	—	(8)
Swedish Krona	BOFA	Sell	2,261,500	264,743	1/05/21	—	(10,628)
Swedish Krona	BOFA	Sell	2,231,400	266,971	1/05/21	—	(4,736)
Swiss Franc	MSCO	Buy	8,600	9,687	1/05/21	42	—
Swiss Franc	MSCO	Buy	1,278,800	1,446,724	1/05/21	—	(36)
Swiss Franc	MSCO	Sell	648,000	716,784	1/05/21	—	(16,290)
Swiss Franc	MSCO	Sell	639,400	722,952	1/05/21	—	(393)
Danish Krone	BOFA	Sell	2,239,300	368,282	2/02/21	—	(40)
Euro	BOFA	Sell	1,313,800	1,608,601	2/02/21	6	—
Euro	HSBK	Sell	1,313,800	1,608,563	2/02/21	—	(32)
Euro	UBSW	Sell	1,313,800	1,608,613	2/02/21	18	—
Great British Pound	DBAB	Sell	1,656,600	2,265,003	2/02/21	16	—
Norwegian Krone	BOFA	Sell	853,900	99,732	2/02/21	3	—
Polish Zloty	BOFA	Sell	177,200	47,563	2/02/21	—	(3)
Swedish Krona	BOFA	Sell	4,237,800	516,191	2/02/21	—	(11)
Swiss Franc	MSCO	Sell	1,264,500	1,431,767	2/02/21	—	(5)
Total Forward Exchange Contracts						$1,375	$(139,573)
Net unrealized appreciation (depreciation)							$(138,198)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
EURO STOXX 50 Index	Long	1	$43,452	3/19/21	$776

*As of period end.

Abbreviations

Selected Portfolio

BOFA	-	Bank of America Corp.
DBAB	-	Deutsche Bank AG
GDR	-	Global Depositary Receipt
HSBK	-	HSBC Bank PLC
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE France ETF	Industry	Shares	Value
Common Stocks 100.0%
France 97.3%
[a] Accor SA	Hotels, Restaurants & Leisure	740	$26,801
[a] Aeroports de Paris SA	Transportation Infrastructure	115	14,929
Air Liquide SA	Chemicals	1,870	307,169
[a] Airbus SE	Aerospace & Defense	2,235	245,515
[b] ALD SA, 144A	Road & Rail	330	4,643
[a] Alstom SA	Machinery	1,070	61,022
[a] Amundi SA	Capital Markets	230	18,799
Arkema SA	Chemicals	270	30,889
[a] Atos SE	IT Services	380	34,769
AXA SA	Insurance	7,745	184,903
Biomerieux	Health Care Equipment & Supplies	170	24,004
[a] BNP Paribas SA	Banks	4,360	229,951
Bollore	Entertainment	4,005	16,573
Bouygues SA	Construction & Engineering	860	35,408
[a] Bureau Veritas SA	Professional Services	1,140	30,352
Capgemini SE	IT Services	635	98,518
Carrefour SA	Food & Staples Retailing	2,340	40,169
[a] Casino Guichard-Perrachon SA	Food & Staples Retailing	220	6,781
Cie Generale des Etablissements Michelin SCA	Auto Components	705	90,530
[a] CNP Assurances	Insurance	605	9,756
[a] Compagnie de Saint-Gobain	Building Products	1,920	88,096
	Equity Real Estate Investment Trusts
Covivio	(REITs)	200	18,439
[a] Credit Agricole SA	Banks	4,655	58,779
Danone SA	Food Products	2,415	158,854
[a] Dassault Aviation SA	Aerospace & Defense	10	10,975
Dassault Systemes	Software	530	107,745
Edenred	IT Services	990	56,217
[a] EDF SA	Electric Utilities	2,070	32,660
[a] Eiffage SA	Construction & Engineering	305	29,496
[a] Engie SA	Multi-Utilities	6,665	102,100
EssilorLuxottica SA	Textiles, Apparel & Luxury Goods	1,185	184,936
[a] Eurazeo SE	Diversified Financial Services	175	11,884
[a] Faurecia SE	Auto Components	335	17,178
	Equity Real Estate Investment Trusts
Gecina SA	(REITs)	210	32,452
[a] Getlink SE	Transportation Infrastructure	1,830	31,750
Hermes International	Textiles, Apparel & Luxury Goods	125	134,529
	Equity Real Estate Investment Trusts
ICADE	(REITs)	130	10,005
Iliad SA	Diversified Telecommunication Services	60	12,341
Imerys SA	Construction Materials	155	7,332
Ipsen SA	Pharmaceuticals	140	11,631
[a] JCDecaux SA	Media	300	6,838
Kering SA	Textiles, Apparel & Luxury Goods	300	218,183
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	755	16,988
L'Oreal SA	Personal Products	965	366,970
La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	355	16,249
Legrand SA	Electrical Equipment	1,075	96,018
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	1,005	628,237
[a] Natixis SA	Capital Markets	3,370	11,500
Orange SA	Diversified Telecommunication Services	7,695	91,648
[a] Orpea	Health Care Providers & Services	195	25,661
Pernod Ricard SA	Beverages	835	160,197
[a] Peugeot SA	Automobiles	2,195	60,079
Plastic Omnium SA	Auto Components	225	7,769
Publicis Groupe	Media	893	44,536
Remy Cointreau SA	Beverages	96	17,889
[a] Renault SA	Automobiles	745	32,597

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Rexel SA	Trading Companies & Distributors	1,220	19,249
Rubis SCA	Gas Utilities	380	17,659
[a] Safran SA	Aerospace & Defense	1,295	183,722
Sanofi	Pharmaceuticals	4,385	422,247
Sartorius Stedim Biotech	Life Sciences Tools & Services	95	33,848
Schneider Electric SE	Electrical Equipment	2,120	306,861
[a] SCOR SE	Insurance	635	20,527
SEB SA	Household Durables	110	20,054
[a] Societe Generale SA	Banks	3,115	64,877
Sodexo SA	Hotels, Restaurants & Leisure	350	29,643
Suez SA	Multi-Utilities	1,495	29,670
Teleperformance	Professional Services	235	78,008
Thales SA	Aerospace & Defense	405	37,116
Total SE	Oil, Gas & Consumable Fuels	9,765	421,763
[a] Ubisoft Entertainment SA	Entertainment	380	36,657
Valeo SA	Auto Components	960	37,916
Veolia Environnement SA	Multi-Utilities	2,025	49,579
Vinci SA	Construction & Engineering	1,890	188,146
Vivendi SA	Entertainment	3,140	101,351
Wendel SE	Diversified Financial Services	110	13,183
[a,c] Worldline SA, Reg S	IT Services	957	92,621
			6,634,936
Luxembourg 0.6%
[a] Eurofins Scientific SE	Life Sciences Tools & Services	490	41,146
Netherlands 0.4%
[c] Euronext NV, Reg S	Capital Markets	245	27,024
Switzerland 1.4%
	Semiconductors & Semiconductor
STMicroelectronics NV	Equipment	2,545	94,290
United Kingdom 0.3%
TechnipFMC PLC	Energy Equipment & Services	1,845	17,455
Total Investments (Cost $6,716,255) 100.0%			6,814,851

Other Assets, less Liabilities 0.0%†			3,408
Net Assets 100.0%			$6,818,259

  Rounds to less than 0.1% of net assets.
  Non-income producing.
  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2020, the value of this security was $4,643, representing 0.1% of net assets.
  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $119,645, representing 1.8% of net assets.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Germany ETF	Industry	Shares	Value
Common Stocks 94.2%
Germany 93.4%
1&1 Drillisch AG	Wireless Telecommunication Services	222	$5,552
[a] Adidas AG	Textiles, Apparel & Luxury Goods	942	343,355
Allianz SE	Insurance	2,040	500,956
Aroundtown SA	Real Estate Management & Development	6,012	45,019
BASF SE	Chemicals	4,494	355,872
Bayer AG	Pharmaceuticals	4,830	284,584
Bayerische Motoren Werke AG	Automobiles	1,578	139,459
Bechtle AG	IT Services	132	28,813
Beiersdorf AG	Personal Products	492	56,852
Brenntag AG	Trading Companies & Distributors	762	59,055
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	180	23,984
[a] Commerzbank AG	Banks	5,124	33,015
Continental AG	Auto Components	534	79,222
Covestro AG	Chemicals	882	54,477
[a] CTS Eventim AG & Co. KGaA	Entertainment	288	19,170
Daimler AG	Automobiles	3,960	280,007
[a] Delivery Hero SE	Internet & Direct Marketing Retail	696	108,152
[a] Deutsche Bank AG	Capital Markets	10,044	109,977
Deutsche Boerse AG	Capital Markets	900	153,341
[a] Deutsche Lufthansa AG	Airlines	1,470	19,452
Deutsche Post AG	Air Freight & Logistics	4,800	237,858
Deutsche Telekom AG	Diversified Telecommunication Services	15,864	290,283
Deutsche Wohnen AG	Real Estate Management & Development	1,704	91,091
[b] DWS Group GmbH & Co. KGaA, 144A	Capital Markets	174	7,409
E.ON SE	Multi-Utilities	10,662	118,244
Evonik Industries AG	Chemicals	936	30,555
[a] Fielmann AG	Specialty Retail	120	9,757
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	174	10,509
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	996	83,112
Fresenius SE and Co. KGaA	Health Care Providers & Services	1,980	91,672
Fuchs Petrolub SE	Chemicals	162	7,502
GEA Group AG	Machinery	816	29,234
Grenkeleasing AG	Consumer Finance	132	6,270
Hannover Rueck SE	Insurance	294	46,872
HeidelbergCement AG	Construction Materials	732	54,831
[a] Hella GmbH & Co. KGaA	Auto Components	216	13,981
[a] HelloFresh SE	Internet & Direct Marketing Retail	726	56,140
Henkel AG & Co. KGaA	Household Products	498	48,046
Hochtief AG	Construction & Engineering	96	9,344
	Semiconductors & Semiconductor
Infineon Technologies AG	Equipment	6,390	245,422
KION Group AG	Machinery	384	33,434
Knorr-Bremse AG	Machinery	324	44,273
Lanxess AG	Chemicals	408	31,330
LEG Immobilien AG	Real Estate Management & Development	354	55,034
Merck KGaA	Pharmaceuticals	636	109,217
METRO AG	Food & Staples Retailing	846	9,519
MTU Aero Engines AG	Aerospace & Defense	258	67,365
Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in
Muenchen	Insurance	690	204,984
Nemetschek AG	Software	264	19,510
[a] Osram Licht AG	Electrical Equipment	144	9,169
[a] ProSiebenSat.1 Media SE	Media	768	12,925
[a] Puma SE	Textiles, Apparel & Luxury Goods	444	50,132
Rational AG	Machinery	17	15,839
Rheinmetall AG	Industrial Conglomerates	210	22,246
RWE AG	Multi-Utilities	3,096	130,955
SAP SE	Software	5,514	723,376
[c] Scout24 AG, Reg S	Interactive Media & Services	504	41,348

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Siemens AG	Industrial Conglomerates	3,756	540,081
[a] Siemens Energy AG	Electrical Equipment	1,878	68,935
Siemens Healthineers AG	Health Care Equipment & Supplies	1,104	56,707
Suedzucker AG	Food Products	378	5,397
Symrise AG	Chemicals	618	81,967
[a] Talanx AG	Insurance	264	10,259
[a] TeamViewer AG	Software	708	37,969
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	3,336	9,204
[a] thyssenkrupp AG	Metals & Mining	2,316	23,021
Traton SE	Machinery	240	6,638
	Independent Power and Renewable
Uniper SE	Electricity Producers	552	19,073
United Internet AG	Diversified Telecommunication Services	534	22,496
[a] Varta AG	Electrical Equipment	72	10,413
Volkswagen AG	Automobiles	156	32,468
Vonovia SE	Real Estate Management & Development	2,784	203,564
Wacker Chemie AG	Chemicals	72	10,285
[a] Zalando SE	Internet & Direct Marketing Retail	798	88,910
			6,996,489
Luxembourg 0.1%
[a] RTL Group SA	Media	186	9,044
Netherlands 0.7%
[a] QIAGEN NV	Life Sciences Tools & Services	1,086	56,406
Total Common Stocks (Cost $6,457,124)			7,061,939
Preferred Stocks 5.7%
Germany 5.7%
[d] Bayerische Motoren Werke AG, 4.565%, pfd.	Automobiles	282	19,047
[d] Fuchs Petrolub SE, 2.089%, pfd.	Chemicals	342	19,433
[d] Henkel AG & Co. KGaA, 2.004%, pfd.	Household Products	858	96,897
[d] Porsche Automobil Holding SE, 3.918%, pfd.	Automobiles	750	51,756
[d] Sartorius AG, 0.105%, pfd.	Health Care Equipment & Supplies	168	70,629
[d] Volkswagen AG, 3.189%, pfd.	Automobiles	900	167,844
Total Preferred Stocks (Cost $386,271)			425,606
Total Investments (Cost $6,843,395) 99.9%			7,487,545

Other Assets, less Liabilities 0.1%†			3,942
Net Assets 100.0%			$7,491,487

  Rounds to less than 0.1% of net assets.
  Non-income producing.
  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the value of this security was $7,409, representing 0.1% of net assets.
  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the value of this security was $41,348, representing 0.6% of net assets.
  Variable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Hong Kong ETF	Industry	Shares	Value
Common Stocks 99.4%
Cambodia 0.3%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	42,000	$55,033
China 7.7%
	Electronic Equipment, Instruments &
AAC Technologies Holdings Inc.	Components	19,000	106,347
Budweiser Brewing Co. APAC Ltd.	Beverages	48,000	158,476
[a] China Travel International Investment Hong Kong Ltd.	Hotels, Restaurants & Leisure	72,000	9,843
Chow Tai Fook Jewellery Co. Ltd.	Specialty Retail	49,600	62,369
	Electronic Equipment, Instruments &
[a] FIH Mobile Ltd.	Components	84,000	10,292
Kerry Logistics Network Ltd.	Air Freight & Logistics	16,000	35,079
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	40,000	32,758
	Technology Hardware, Storage &
Lenovo Group Ltd.	Peripherals	208,000	196,362
Microport Scientific Corp.	Health Care Equipment & Supplies	13,000	70,333
Minth Group Ltd.	Auto Components	20,040	105,707
[a] MMG Ltd.	Metals & Mining	64,000	27,816
Nexteer Automotive Group Ltd.	Auto Components	24,000	25,783
[a] Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	32,000	28,517
Shui On Land Ltd.	Real Estate Management & Development	98,000	13,650
SITC International Holdings Co. Ltd.	Marine	32,000	69,086
Tingyi Cayman Islands Holding Corp.	Food Products	52,000	88,792
Towngas China Co. Ltd.	Gas Utilities	32,000	14,444
Uni-President China Holdings Ltd.	Food Products	32,000	32,562
Want Want China Holdings Ltd.	Food Products	152,000	109,974
			1,198,190
Hong Kong 84.1%
AIA Group Ltd.	Insurance	263,200	3,224,721
	Semiconductors & Semiconductor
ASM Pacific Technology Ltd.	Equipment	8,800	116,102
BOC Hong Kong (Holdings) Ltd.	Banks	102,000	309,137
Cafe de Coral Holdings Ltd.	Hotels, Restaurants & Leisure	10,000	21,538
[a] Cathay Pacific Airways Ltd.	Airlines	28,000	25,892
	Equity Real Estate Investment Trusts
Champion REIT	(REITs)	56,000	32,717
CK Asset Holdings Ltd.	Real Estate Management & Development	67,500	346,473
CK Hutchison Holdings Ltd.	Industrial Conglomerates	76,000	530,266
CK Infrastructure Holdings Ltd.	Electric Utilities	17,500	94,002
CLP Holdings Ltd.	Electric Utilities	46,300	428,137
Dah Sing Banking Group Ltd.	Banks	9,600	9,855
Dah Sing Financial Group	Banks	3,200	9,017
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	8,400	35,028
[a,b,c] ESR Cayman Ltd., 144A, Reg S	Real Estate Management & Development	52,000	186,436
Guotai Junan International holdings Ltd.	Capital Markets	68,000	9,121
Haitong International Securities Group Ltd.	Capital Markets	72,000	17,364
Hang Lung Group Ltd.	Real Estate Management & Development	24,000	59,676
Hang Lung Properties Ltd.	Real Estate Management & Development	58,000	152,969
Hang Seng Bank Ltd.	Banks	20,400	351,758
Henderson Land Development Co. Ltd.	Real Estate Management & Development	37,000	144,348
Hong Kong and China Gas Co. Ltd.	Gas Utilities	292,550	436,909
Hong Kong Exchanges and Clearing Ltd.	Capital Markets	35,800	1,962,251
Hongkong Land Holdings Ltd.	Real Estate Management & Development	32,800	135,464
Huabao International Holdings Ltd.	Chemicals	24,000	33,057
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	40,000	5,984
Hysan Development Co. Ltd.	Real Estate Management & Development	17,000	62,375
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	5,900	330,400
Jardine Strategic Holdings Ltd.	Industrial Conglomerates	5,200	129,376
Johnson Electric Holdings Ltd.	Auto Components	10,000	24,762
JS Global Lifestyle Co. Ltd.	Household Durables	18,000	34,775

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Kerry Properties Ltd.	Real Estate Management & Development	16,000	40,527
[a] Lifestyle International Holdings Ltd.	Multiline Retail	14,000	11,104
	Equity Real Estate Investment Trusts
Link REIT	(REITs)	58,000	528,099
Man Wah Holdings Ltd.	Household Durables	41,600	90,240
Melco International Development Ltd.	Hotels, Restaurants & Leisure	21,000	40,842
MTR Corp. Ltd.	Road & Rail	40,500	226,426
New World Development Co. Ltd.	Real Estate Management & Development	40,000	186,230
NWS Holdings Ltd.	Industrial Conglomerates	40,000	37,091
PCCW Ltd.	Diversified Telecommunication Services	116,000	69,865
Power Assets Holdings Ltd.	Electric Utilities	39,000	211,250
[a] Sa Sa International Holdings Ltd.	Specialty Retail	32,000	4,994
[a] Samsonite International SA	Textiles, Apparel & Luxury Goods	36,000	63,793
Shun Tak Holdings Ltd.	Industrial Conglomerates	48,000	14,671
Sino Land Co. Ltd.	Real Estate Management & Development	94,400	122,963
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	40,000	515,873
Swire Pacific Ltd., A	Real Estate Management & Development	14,500	80,412
Swire Pacific Ltd., B	Real Estate Management & Development	25,000	23,375
Swire Properties Ltd.	Real Estate Management & Development	29,600	86,084
Techtronic Industries Co. Ltd.	Machinery	35,000	499,236
The Bank of East Asia Ltd.	Banks	36,000	76,886
The Wharf Holdings Ltd.	Real Estate Management & Development	38,400	103,257
[a] United Energy Group Ltd.	Oil, Gas & Consumable Fuels	208,000	41,043
Vinda International Holdings Ltd.	Household Products	8,000	21,821
Vitasoy International Holdings Ltd.	Food Products	22,200	86,465
VTech Holdings Ltd.	Communications Equipment	4,400	34,133
[c] WH Group Ltd., Reg S	Food Products	238,000	199,514
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	46,000	239,378
Xinyi Glass Holdings Ltd.	Building Products	56,000	156,361
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	20,000	41,631
			13,113,474
Indonesia 0.1%
First Pacific Co. Ltd.	Diversified Financial Services	64,000	20,387
Italy 0.6%
[a] Prada SpA	Textiles, Apparel & Luxury Goods	14,400	95,086
Luxembourg 0.2%
L'Occitane International SA	Personal Products	13,000	32,392
Macau 6.0%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	60,800	472,436
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	20,800	35,732
Sands China Ltd.	Hotels, Restaurants & Leisure	67,200	295,100
SJM Holdings Ltd.	Hotels, Restaurants & Leisure	52,000	58,144
[a] Wynn Macau Ltd.	Hotels, Restaurants & Leisure	41,600	69,853
			931,265
Singapore 0.3%
BOC Aviation Ltd.	Trading Companies & Distributors	6,000	51,845
Taiwan 0.1%
	Electronic Equipment, Instruments &
[a] FIT Hon Teng Ltd.	Components	32,000	11,102
Total Investments (Cost $15,083,538) 99.4%			15,508,774

Other Assets, less Liabilities 0.6%			88,478
Net Assets 100.0%			$15,597,252

aNon-income producing. bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the value of this security was $186,436, representing 1.2% of net assets. cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $385,950, representing 2.5% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE India ETF	Industry	Shares	Value
Common Stocks 102.4%
India 102.4%
[a] 3M India Ltd.	Industrial Conglomerates	44	$12,544
ABB India Ltd.	Electrical Equipment	1,034	17,152
ACC Ltd.	Construction Materials	1,276	28,249
Adani Enterprises Ltd.	Trading Companies & Distributors	5,137	33,715
	Independent Power and Renewable
[a] Adani Green Energy Ltd.	Electricity Producers	7,667	110,450
Adani Ports And Special Economic Zone Ltd.	Transportation Infrastructure	14,872	98,461
	Independent Power and Renewable
[a] Adani Power Ltd.	Electricity Producers	18,546	12,640
[a] Aditya Birla Capital Ltd.	Diversified Financial Services	10,164	11,824
Alkem Laboratories Ltd.	Pharmaceuticals	473	18,943
Ambuja Cements Ltd.	Construction Materials	13,409	45,668
Ashok Leyland Ltd.	Machinery	25,597	33,438
Asian Paints Ltd.	Chemicals	7,216	273,016
[a] AU Small Finance Bank Ltd.	Banks	2,926	34,142
Aurobindo Pharma Ltd.	Pharmaceuticals	5,181	65,327
[a] Avenue Supermarts Ltd.	Food & Staples Retailing	2,904	109,837
[a] Axis Bank Ltd.	Banks	44,231	375,586
Bajaj Auto Ltd.	Automobiles	1,529	72,070
Bajaj Finance Ltd.	Consumer Finance	4,037	292,561
Bajaj Finserv Ltd.	Insurance	748	91,175
Bajaj Holdings & Investment Ltd.	Diversified Financial Services	517	21,769
Balkrishna Industries Ltd.	Auto Components	1,573	35,442
[a] Bandhan Bank Ltd	Banks	15,411	84,840
[a] Bank of Baroda	Banks	17,908	15,061
[a] Bank of India	Banks	6,809	4,538
Bata India Ltd.	Textiles, Apparel & Luxury Goods	891	19,263
Bayer Cropscience Ltd.	Chemicals	231	17,205
Berger Paints India Ltd.	Chemicals	4,554	47,333
Bharat Electronics Ltd.	Aerospace & Defense	16,368	26,870
Bharat Forge Ltd.	Auto Components	4,279	30,763
[a] Bharat Heavy Electricals Ltd.	Electrical Equipment	20,702	10,171
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	19,569	102,067
Bharti Airtel Ltd.	Wireless Telecommunication Services	33,660	234,803
Bharti Infratel Ltd.	Diversified Telecommunication Services	16,786	52,816
[a] Biocon Ltd.	Biotechnology	7,183	45,752
Bosch Ltd.	Auto Components	154	26,947
Britannia Industries Ltd.	Food Products	1,727	84,529
Cadila Healthcare Ltd.	Pharmaceuticals	4,796	31,293
[a] Canara Bank Ltd.	Banks	5,841	10,308
Castrol India Ltd.	Chemicals	9,394	15,820
Cholamandalam Investment and Finance Co. Ltd.	Consumer Finance	5,830	30,930
Cipla Ltd.	Pharmaceuticals	8,140	91,346
Coal India Ltd.	Oil, Gas & Consumable Fuels	32,681	60,583
Colgate-Palmolive (India) Ltd.	Personal Products	1,936	41,473
Container Corp. of India Ltd.	Road & Rail	4,708	25,728
Coromandel International Ltd.	Chemicals	1,749	19,499
Cummins India Ltd.	Machinery	1,969	15,483
Dabur India Ltd.	Personal Products	10,362	75,729
Dalmia Bharat Ltd.	Construction Materials	913	13,492
Divi's Laboratories Ltd.	Life Sciences Tools & Services	2,024	106,422
DLF Ltd.	Real Estate Management & Development	11,605	36,983
Dr Reddy's Laboratories Ltd.	Pharmaceuticals	1,969	140,265
Eicher Motors Ltd.	Automobiles	2,618	90,682
Emami Ltd.	Personal Products	3,091	17,926
	Equity Real Estate Investment Trusts
Embassy Office Parks REIT	(REITs)	6,000	28,266
Exide Industries Ltd.	Auto Components	6,490	16,987
[a] Federal Bank Ltd.	Banks	28,820	26,308

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Future Retail Ltd.	Multiline Retail	4,774	5,142
GAIL India Ltd.	Gas Utilities	28,248	47,649
Gillette India Ltd.	Personal Products	154	12,200
GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	858	19,069
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	2,860	19,317
[a] GMR Infrastructure Ltd.	Transportation Infrastructure	35,596	12,910
Godrej Consumer Products Ltd.	Personal Products	7,117	72,093
[a] Godrej Industries Ltd.	Industrial Conglomerates	1,485	8,581
[a] Godrej Properties Ltd.	Real Estate Management & Development	1,375	26,951
Grasim Industries Ltd.	Construction Materials	6,886	87,442
Gujarat Gas Ltd.	Gas Utilities	3,520	18,133
Havell's India Ltd.	Electrical Equipment	4,697	58,893
HCL Technologies Ltd.	IT Services	21,197	274,480
[b,c] HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets	1,056	42,172
[a] HDFC Life Insurance Co. Ltd.	Insurance	12,617	116,815
Hero Motocorp Ltd.	Automobiles	2,233	95,044
Hindalco Industries Ltd.	Metals & Mining	22,528	74,166
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	13,255	39,529
Hindustan Unilever Ltd.	Household Products	17,314	567,612
Hindustan Zinc Ltd.	Metals & Mining	4,477	14,647
Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance	33,792	1,183,315
[a] ICICI Bank Ltd.	Banks	30,305	221,914
[a,b,c] ICICI Lombard General Insurance Co. Ltd., 144A, Reg S	Insurance	3,916	81,509
[a,c] ICICI Prudential Life Insurance Co. Ltd., Reg S	Insurance	6,468	44,159
[a] IDFC First Bank Ltd.	Banks	54,285	27,526
Indiabulls Housing Finance Ltd.	Thrifts & Mortgage Finance	6,534	19,700
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	46,046	57,315
Indian Railway Catering and Tourism Corp. Ltd.	Commercial Services & Supplies	1,023	20,130
Indraprastha Gas Ltd.	Gas Utilities	6,831	46,964
Info Edge India Ltd.	Interactive Media & Services	1,364	88,819
Infosys Ltd.	IT Services	70,169	1,205,984
[a,c] InterGlobe Aviation Ltd., Reg S	Airlines	1,881	44,363
IPCA Laboratories Ltd.	Pharmaceuticals	1,100	32,951
ITC Ltd.	Tobacco	57,651	164,903
[a] Jindal Steel & Power Ltd.	Metals & Mining	7,722	28,159
	Independent Power and Renewable
JSW Energy Ltd.	Electricity Producers	7,667	7,114
JSW Steel Ltd.	Metals & Mining	19,503	103,350
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	1,408	53,785
Kansai Nerolac Paints Ltd.	Chemicals	2,519	20,952
L&T Finance Holdings Ltd.	Diversified Financial Services	11,803	15,136
[c] Larsen & Toubro Infotech Ltd., Reg S	IT Services	715	35,810
Larsen & Toubro Ltd.	Construction & Engineering	10,010	176,397
LIC Housing Finance Ltd.	Thrifts & Mortgage Finance	5,368	26,540
Lupin Ltd.	Pharmaceuticals	4,499	60,148
[a] Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	11,539	27,621
Mahindra & Mahindra Ltd.	Automobiles	14,652	144,500
[a] Mangalore Refinery and Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	4,070	1,975
Marico Ltd.	Personal Products	9,460	52,131
Maruti Suzuki India Ltd.	Automobiles	2,475	259,113
Motherson Sumi Systems Ltd.	Auto Components	21,065	47,626
Mphasis Ltd.	IT Services	1,606	33,848
MRF Ltd.	Auto Components	37	38,359
Muthoot Finance Ltd.	Consumer Finance	1,881	31,164
Nestle India Ltd.	Food Products	572	143,966
	Independent Power and Renewable
NHPC Ltd.	Electricity Producers	43,890	13,605
Nippon Life India Asset Management Ltd.	Capital Markets	2,794	11,372
NMDC Ltd.	Metals & Mining	16,302	25,535
	Independent Power and Renewable
NTPC Ltd.	Electricity Producers	67,386	91,625
[a] Oberoi Realty Ltd.	Real Estate Management & Development	1,925	15,370
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	59,026	75,168
Oil India Ltd.	Oil, Gas & Consumable Fuels	5,654	8,311

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Oracle Financial Services Software Ltd.	Software	440	19,345
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	104	39,299
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	12,474	42,270
PI Industries Ltd.	Chemicals	1,287	38,663
Pidilite Industries Ltd.	Chemicals	2,673	64,592
Piramal Enterprises Ltd.	Diversified Financial Services	2,189	42,800
Power Finance Corp. Ltd.	Diversified Financial Services	17,556	27,463
Power Grid Corp. of India Ltd.	Electric Utilities	40,920	106,322
[a] Punjab National Bank Ltd.	Banks	19,327	8,742
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	2,640	17,724
[c] RBL Bank Ltd., Reg S	Banks	8,635	27,305
REC Ltd.	Diversified Financial Services	15,565	28,524
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	60,687	1,648,912
SBI Cards & Payment Services Ltd.	Consumer Finance	2,673	31,134
[a] SBI Life Insurance Co. Ltd.	Insurance	6,908	85,490
Shree Cement Ltd.	Construction Materials	220	72,302
Shriram Transport Finance Co. Ltd.	Consumer Finance	3,641	52,148
Siemens Ltd.	Industrial Conglomerates	1,672	36,053
SRF Ltd.	Chemicals	418	31,887
[a] State Bank of India	Banks	34,870	131,214
[a] Steel Authority of India Ltd.	Metals & Mining	19,129	19,399
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	21,230	172,109
Sun TV Network Ltd.	Media	1,738	11,435
Tata Communications Ltd.	Diversified Telecommunication Services	1,320	19,885
Tata Consultancy Services Ltd.	IT Services	19,019	745,155
Tata Consumer Products Ltd.	Food Products	9,053	73,088
[a] Tata Motors Ltd.	Automobiles	27,280	68,641
[a] Tata Motors Ltd., A	Automobiles	7,458	7,676
Tata Power Co. Ltd.	Electric Utilities	30,701	31,786
Tata Steel Ltd.	Metals & Mining	9,977	87,887
Tech Mahindra Ltd.	IT Services	10,395	138,453
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	7,095	152,173
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	880	33,755
Torrent Power Ltd.	Electric Utilities	3,245	14,096
Trent Ltd.	Multiline Retail	3,542	33,332
TVS Motor Co. Ltd.	Automobiles	3,069	20,371
UltraTech Cement Ltd.	Construction Materials	2,233	161,610
[a] Union Bank of India Ltd.	Banks	8,965	3,871
United Breweries Ltd.	Beverages	1,342	21,789
[a] United Spirits Ltd.	Beverages	5,632	44,571
UPL Ltd.	Chemicals	10,483	66,907
Vedanta Ltd.	Metals & Mining	31,317	69,177
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	156,761	22,849
Voltas Ltd.	Construction & Engineering	3,212	36,295
Whirlpool of India Ltd.	Household Durables	616	22,164
Wipro Ltd.	IT Services	25,674	135,718
[a] Yes Bank Ltd.	Banks	31,573	7,713
Zee Entertainment Enterprises Ltd.	Media	16,203	49,562
Total Investments (Cost $11,125,136) 102.4%			14,717,223

Other Assets, less Liabilities (2.4)%			(345,667)
Net Assets 100.0%			$14,371,556

aNon-income producing. bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $123,681, representing 0.9% of net assets. cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $275,318, representing 1.9% of net assets.

Abbreviations

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Italy ETF	Industry	Shares	Value
Common Stocks 99.9%
Italy 89.8%
A2A SpA	Multi-Utilities	16,122	$25,733
[a] Amplifon SpA	Health Care Providers & Services	1,272	52,978
Assicurazioni Generali SpA	Insurance	11,997	209,322
[a] Atlantia SpA	Transportation Infrastructure	5,148	92,687
Banca Mediolanum SpA	Diversified Financial Services	2,688	23,351
Buzzi Unicem SpA	Construction Materials	747	17,823
Buzzi Unicem SpA, di Risp	Construction Materials	417	6,694
Davide Campari-Milano NV	Beverages	5,232	59,791
DiaSorin SpA	Health Care Equipment & Supplies	234	48,701
Enel SpA	Electric Utilities	71,610	725,130
Eni SpA	Oil, Gas & Consumable Fuels	23,322	243,923
Ferrari NV	Automobiles	1,146	264,523
[a] FinecoBank Banca Fineco SpA	Banks	6,375	104,522
Hera SpA	Multi-Utilities	7,326	26,712
[b] Infrastrutture Wireless Italiane SpA, Reg S	Diversified Telecommunication Services	3,384	41,115
[a] Intesa Sanpaolo SpA	Banks	144,888	339,061
Italgas Reti SpA	Gas Utilities	5,121	32,582
Leonardo SpA	Aerospace & Defense	4,125	29,829
[a] Mediobanca Banca di Credito Finanziario SpA	Banks	7,104	65,538
[a] Moncler SpA	Textiles, Apparel & Luxury Goods	1,896	116,317
[a] Nexi SpA	IT Services	4,566	91,287
[a] Pirelli & C SpA	Auto Components	4,767	25,856
[b] Poste Italiane SpA, Reg S	Insurance	4,767	48,528
Prysmian SpA	Electrical Equipment	2,502	89,023
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	1,011	56,074
Snam SpA	Gas Utilities	20,898	117,646
Telecom Italia SpA/Milano	Diversified Telecommunication Services	111,354	51,420
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	63,111	32,726
Tenaris SA	Energy Equipment & Services	4,890	39,632
Terna Rete Elettrica Nazionale SpA	Electric Utilities	14,172	108,376
[a] UniCredit SpA	Banks	17,181	160,775
UnipolSai Assicurazioni SpA	Insurance	5,187	13,772
			3,361,447
Netherlands 2.4%
EXOR NV	Diversified Financial Services	1,089	88,235
United Kingdom 7.7%
[a] CNH Industrial NV	Machinery	9,843	124,348
[a] Fiat Chrysler Automobiles NV	Automobiles	9,129	163,749
			288,097
Total Investments (Cost $3,358,106) 99.9%			3,737,779

Other Assets, less Liabilities 0.1%			3,464
Net Assets 100.0%			$3,741,243

aNon-income producing. bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $89,643, representing 2.4% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Japan ETF	Industry	Shares		Value
Common Stocks 99.7%
Japan 99.7%
ABC-Mart Inc.	Specialty Retail		3,400	$189,026
Acom Co. Ltd.	Consumer Finance		51,000	217,841
	Equity Real Estate Investment Trusts
Activia Properties Inc.	(REITs)		34	143,416
	Equity Real Estate Investment Trusts
Advance Residence Investment	(REITs)		102	305,768
	Semiconductors & Semiconductor
Advantest Corp.	Equipment		27,200	2,036,476
AEON Co. Ltd.	Food & Staples Retailing		95,200	3,121,236
AEON Financial Service Co. Ltd.	Consumer Finance		17,000	203,516
AEON Mall Co. Ltd.	Real Estate Management & Development		17,000	280,246
AGC Inc.	Building Products		23,800	829,871
Aica Kogyo Co. Ltd.	Building Products		6,800	234,801
AIN Holdings Inc.	Food & Staples Retailing		3,400	209,773
Air Water Inc.	Chemicals		23,800	422,773
Aisin Seiki Co. Ltd.	Auto Components		23,800	713,458
Ajinomoto Co. Inc.	Food Products		68,000	1,539,542
Alfresa Holdings Corp.	Health Care Providers & Services		23,800	435,452
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components		27,200	357,766
Amada Co. Ltd.	Machinery		44,200	485,046
	Electronic Equipment, Instruments &
Amano Corp.	Components		10,200	243,824
[a] ANA Holdings Inc.	Airlines		20,400	449,908
	Electronic Equipment, Instruments &
Anritsu Corp.	Components		20,400	455,243
Aozora Bank Ltd.	Banks		17,000	313,342
Ariake Japan Co. Ltd.	Food Products		3,400	244,351
As One Corp.	Health Care Providers & Services		1,700	290,619
Asahi Group Holdings Ltd.	Beverages		57,800	2,375,933
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies		27,200	991,893
Asahi Kasei Corp.	Chemicals		170,000	1,736,307
Asics Corp.	Textiles, Apparel & Luxury Goods		23,800	456,429
ASKUL Corp.	Internet & Direct Marketing Retail		3,400	126,786
Astellas Pharma Inc.	Pharmaceuticals		255,000	3,936,946
	Electronic Equipment, Instruments &
Azbil Corp.	Components		17,000	928,665
Bandai Namco Holdings Inc.	Leisure Products		26,860	2,322,169
Benefit One Inc.	Professional Services		6,800	200,881
Benesse Holdings Inc.	Diversified Consumer Services		10,200	198,873
BIC CAMERA Inc.	Specialty Retail		20,400	226,239
Bridgestone Corp.	Auto Components		79,560	2,607,691
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals		34,000	700,121
Calbee Inc.	Food Products		10,200	307,250
	Technology Hardware, Storage &
CANON Inc.	Peripherals		136,000	2,605,531
	Electronic Equipment, Instruments &
Canon Marketing Japan Inc.	Components		6,800	155,041
Capcom Co. Ltd.	Entertainment		13,600	882,561
Casio Computer Co. Ltd.	Household Durables		30,600	558,977
Central Japan Railway Co.	Road & Rail		24,880	3,515,901
Chubu Electric Power Co. Inc.	Electric Utilities		95,200	1,146,144
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals		88,740	4,729,878
Chuo Mitsui Trust Holdings Inc.	Banks		51,000	1,569,345
Coca-Cola Bottlers Japan Holdings Inc.	Beverages		17,000	264,933
COMSYS Holdings Corp.	Construction & Engineering		17,000	527,725
Concordia Financial Group Ltd.	Banks		149,600	525,980
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels		10,200	181,485

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Cosmos Pharmaceutical Corp.	Food & Staples Retailing	2,380	384,507
Credit Saison Co. Ltd.	Consumer Finance	20,400	234,340
CyberAgent Inc.	Media	13,600	936,568
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	37,400	671,965
Daicel Corp.	Chemicals	34,000	247,973
Daido Steel Co. Ltd.	Metals & Mining	6,800	283,539
Daifuku Co. Ltd.	Machinery	13,600	1,680,817
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	261,800	8,963,756
Daiichikosho Co. Ltd.	Entertainment	6,800	234,801
Daikin Industries Ltd.	Building Products	36,630	8,131,722
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	8,976	838,090
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	88,400	2,623,445
	Equity Real Estate Investment Trusts
Daiwa House Residential Investment Corp.	(REITs)	136	336,164
	Equity Real Estate Investment Trusts
Daiwa Office Investment Corp.	(REITs)	10	63,538
Daiwa Securities Group Inc.	Capital Markets	204,000	928,665
DeNA Co. Ltd.	Entertainment	13,600	242,243
Denka Co. Ltd.	Chemicals	10,200	398,140
Denso Corp.	Auto Components	61,200	3,636,019
Dentsu Group Inc.	Media	30,600	908,412
DIC Corp.	Chemicals	10,200	257,260
	Semiconductors & Semiconductor
Disco Corp.	Equipment	3,808	1,281,689
DMG Mori Co. Ltd.	Machinery	13,600	206,677
Dowa Holdings Co. Ltd.	Metals & Mining	6,800	245,997
East Japan Railway Co.	Road & Rail	49,400	3,294,290
EBARA Corp.	Machinery	13,600	443,915
Eisai Co. Ltd.	Pharmaceuticals	36,040	2,573,363
	Technology Hardware, Storage &
Elecom Co. Ltd.	Peripherals	3,400	175,524
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	23,800	327,568
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels	411,400	1,475,932
Ezaki Glico Co. Ltd.	Food Products	6,800	298,688
Fancl Corp.	Personal Products	10,200	406,538
FANUC Corp.	Machinery	26,520	6,514,090
Fast Retailing Co. Ltd.	Specialty Retail	7,038	6,303,490
FP Corp.	Containers & Packaging	6,800	285,515
Fuji Electric Co. Ltd.	Electrical Equipment	17,000	611,700
Fuji Media Holdings Inc.	Media	6,800	72,449
Fuji Oil Holdings Inc.	Food Products	6,800	194,098
Fuji Seal International Inc.	Containers & Packaging	6,800	132,713
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	47,600	2,507,132
Fujitsu General Ltd.	Household Durables	6,800	184,086
Fujitsu Ltd.	IT Services	25,840	3,730,401
Fukuoka Financial Group Inc.	Banks	23,800	422,543
Fukuyama Transporting Co. Ltd.	Road & Rail	3,400	143,087
Furukawa Electric Co. Ltd.	Electrical Equipment	6,800	183,230
Fuyo General Lease Co. Ltd.	Diversified Financial Services	3,400	224,592
Glory Ltd.	Machinery	6,800	137,060
	Equity Real Estate Investment Trusts
GLP J-REIT	(REITs)	272	428,371
GMO Internet Inc.	IT Services	6,800	195,020
GMO Payment Gateway Inc.	IT Services	5,440	729,232
Goldwin Inc.	Textiles, Apparel & Luxury Goods	4,760	313,968
GS Yuasa Corp.	Electrical Equipment	10,200	292,826
[a] GungHo Online Entertainment Inc.	Entertainment	3,400	76,006
Gunma Bank Ltd.	Banks	54,400	167,555
Hachijuni Bank Ltd.	Banks	61,200	203,318
Hakuhodo DY Holdings Inc.	Media	34,000	465,979
	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	17,000	971,476

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Hankyu Hanshin Holdings Inc.	Road & Rail	30,600	1,016,592
Haseko Corp.	Household Durables	37,400	428,536
Heiwa Corp.	Leisure Products	6,800	93,723
Hikari Tsushin Inc.	Specialty Retail	3,060	716,653
Hino Motors Ltd.	Machinery	37,400	318,413
Hirogin Holdings Inc.	Banks	40,800	229,202
	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	4,420	669,989
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	10,200	605,608
Hitachi Capital Corp.	Consumer Finance	6,800	164,064
Hitachi Construction Machinery Co. Ltd.	Machinery	13,600	385,956
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	127,160	5,006,590
Hitachi Metals Ltd.	Metals & Mining	27,200	412,564
Hitachi Transport System Ltd.	Road & Rail	3,400	101,099
Hokugin Financial Group Inc.	Banks	17,000	161,199
Hokuriku Electric Power Co.	Electric Utilities	23,800	154,909
Honda Motor Co. Ltd.	Automobiles	234,600	6,538,443
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	6,800	398,470
Hoshizaki Corp.	Machinery	6,800	623,720
House Foods Group Inc.	Food Products	10,200	387,273
Hoya Corp.	Health Care Equipment & Supplies	49,820	6,885,868
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	13,600	634,258
Ichigo Inc.	Real Estate Management & Development	27,200	81,670
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	30,600	672,788
IHI Corp.	Machinery	17,000	337,053
Iida Group Holdings Co. Ltd.	Household Durables	20,400	411,774
	Equity Real Estate Investment Trusts
Industrial & Infrastructure Fund Investment Corp.	(REITs)	136	250,937
INPEX Corp.	Oil, Gas & Consumable Fuels	125,800	677,464
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	47,600	281,234
Isuzu Motors Ltd.	Automobiles	71,400	677,728
Ito En Ltd.	Beverages	6,800	430,084
ITOCHU Corp.	Trading Companies & Distributors	187,000	5,368,473
ITOCHU Techno-Solutions Corp.	IT Services	13,600	485,409
Itoham Yonekyu Holdings Inc.	Food Products	17,000	110,814
Izumi Co. Ltd.	Multiline Retail	6,800	245,997
J Front Retailing Co. Ltd.	Multiline Retail	34,000	268,391
[a] Japan Airlines Co. Ltd.	Airlines	19,380	374,479
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	6,800	411,642
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	6,800	103,997
Japan Exchange Group Inc.	Capital Markets	74,800	1,911,205
	Equity Real Estate Investment Trusts
Japan Logistics Fund Inc.	(REITs)	68	200,552
Japan Post Bank Co. Ltd.	Banks	54,400	446,286
Japan Post Holdings Co. Ltd.	Insurance	183,600	1,427,615
Japan Post Insurance Co. Ltd.	Insurance	23,800	486,857
	Equity Real Estate Investment Trusts
Japan Prime Realty Investment Corp.	(REITs)	68	225,251
	Equity Real Estate Investment Trusts
Japan Real Estate Investment Corp.	(REITs)	102	588,813
	Equity Real Estate Investment Trusts
Japan Retail Fund Investment Corp.	(REITs)	170	308,896
Japan Tobacco Inc.	Tobacco	163,200	3,322,644
JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals	6,800	160,508
[a] JFE Holdings Inc.	Metals & Mining	71,400	683,260
JGC Holdings Corp.	Construction & Engineering	30,600	285,713
JSR Corp.	Chemicals	23,800	662,513
JTEKT Corp.	Auto Components	30,600	237,402
Justsystems Corp.	Software	3,400	236,118
K's Holdings Corp.	Specialty Retail	23,800	331,026

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Kagome Co. Ltd.	Food Products	10,200	359,611
Kajima Corp.	Construction & Engineering	61,200	819,201
Kakaku.com Inc.	Interactive Media & Services	17,000	465,979
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	3,400	131,232
Kamigumi Co. Ltd.	Transportation Infrastructure	13,600	248,039
Kandenko Co. Ltd.	Construction & Engineering	13,600	114,996
Kaneka Corp.	Chemicals	6,800	237,765
Kansai Electric Power Co. Inc.	Electric Utilities	98,600	929,893
Kansai Mirai Financial Group Inc	Banks	17,000	82,164
Kansai Paint Co. Ltd.	Chemicals	27,200	836,457
KAO Corp.	Personal Products	64,600	4,986,798
[a] Kawasaki Heavy Industries Ltd.	Machinery	20,400	459,195
KDDI Corp.	Wireless Telecommunication Services	233,400	6,931,129
Keihan Holdings Co. Ltd.	Industrial Conglomerates	13,600	651,383
Keikyu Corp.	Road & Rail	34,000	582,556
Keio Corp.	Road & Rail	17,000	1,317,255
Keisei Electric Railway Co. Ltd.	Road & Rail	20,400	689,583
	Equity Real Estate Investment Trusts
Kenedix Office Investment Corp.	(REITs)	15	101,700
Kewpie Corp.	Food Products	13,600	299,017
	Electronic Equipment, Instruments &
Keyence Corp.	Components	24,786	13,924,045
Kikkoman Corp.	Food Products	23,800	1,652,826
Kinden Corp.	Construction & Engineering	17,000	276,459
Kintetsu Group Holdings Co. Ltd.	Road & Rail	23,800	1,041,949
Kirin Holdings Co. Ltd.	Beverages	105,400	2,484,804
Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	3,400	73,667
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	8,160	996,635
Kobe Bussan Co. Ltd.	Food & Staples Retailing	6,800	209,444
[a] Kobe Steel Ltd.	Metals & Mining	40,800	217,742
Koei Tecmo Holdings Co. Ltd.	Entertainment	6,800	414,935
Koito Manufacturing Co. Ltd.	Auto Components	15,640	1,063,420
Kokuyo Co. Ltd.	Commercial Services & Supplies	10,200	138,015
Komatsu Ltd.	Machinery	125,800	3,433,014
Konami Holdings Corp.	Entertainment	13,600	764,008
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	61,200	233,549
KOSE Corp.	Personal Products	4,000	681,873
Kotobuki Spirits Co. Ltd.	Food Products	3,400	176,512
Kubota Corp.	Machinery	149,600	3,261,655
Kuraray Co. Ltd.	Chemicals	47,600	505,760
Kurita Water Industries Ltd.	Machinery	13,600	519,657
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	2,040	177,632
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	42,400	2,597,921
Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	3,400	126,456
Kyowa Exeo Corp.	Construction & Engineering	13,600	383,321
Kyowa Kirin Co. Ltd.	Pharmaceuticals	34,000	926,689
Kyudenko Corp.	Construction & Engineering	6,800	219,323
Kyushu Electric Power Co. Inc.	Electric Utilities	64,600	555,618
Kyushu Financial Group Inc.	Banks	51,000	208,950
Kyushu Railway Co.	Road & Rail	20,400	439,634
	Equity Real Estate Investment Trusts
LaSalle Logiport REIT	(REITs)	102	164,393
	Semiconductors & Semiconductor
Lasertec Corp.	Equipment	10,200	1,196,397
Lawson Inc.	Food & Staples Retailing	6,800	316,471
LINTEC Corp.	Chemicals	6,800	150,035
Lion Corp.	Household Products	34,000	822,626
LIXIL Group Corp.	Building Products	37,400	809,256
M3 Inc.	Health Care Technology	57,800	5,454,457
Mabuchi Motor Co. Ltd.	Electrical Equipment	6,800	296,053
Maeda Corp.	Construction & Engineering	17,000	150,990
Maeda Road Construction Co. Ltd.	Construction & Engineering	3,400	56,971

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Makita Corp.	Machinery	34,000	1,702,552
Mani Inc.	Health Care Equipment & Supplies	6,800	184,943
Marubeni Corp.	Trading Companies & Distributors	214,200	1,423,436
Marui Group Co. Ltd.	Multiline Retail	27,200	477,373
Maruichi Steel Tube Ltd.	Metals & Mining	6,800	150,431
Matsui Securities Co. Ltd.	Capital Markets	13,600	106,698
Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	10,200	434,694
Mazda Motor Corp.	Automobiles	78,200	524,136
Mebuki Financial Group Inc.	Banks	136,000	267,403
Medipal Holdings Corp.	Health Care Providers & Services	20,400	382,926
Megmilk Snow Brand Co. Ltd.	Food Products	6,800	145,359
Meiji Holdings Co. Ltd.	Food Products	17,000	1,195,409
Minebea Mitsumi Inc.	Machinery	54,400	1,079,095
Miraca Holdings Inc.	Health Care Providers & Services	6,800	183,033
MISUMI Group Inc.	Machinery	37,400	1,226,200
Mitsubishi Chemical Holdings Corp.	Chemicals	176,800	1,068,900
Mitsubishi Corp.	Trading Companies & Distributors	163,200	4,016,574
Mitsubishi Electric Corp.	Electrical Equipment	272,000	4,101,932
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	156,400	2,510,095
Mitsubishi Gas Chemical Co. Inc.	Chemicals	23,800	546,101
Mitsubishi Heavy Industries Ltd.	Machinery	40,800	1,247,177
Mitsubishi Logistics Corp.	Transportation Infrastructure	10,200	305,274
Mitsubishi Materials Corp.	Metals & Mining	17,000	357,305
[a] Mitsubishi Motors Corp.	Automobiles	85,000	178,653
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	3,400	94,250
Mitsubishi UFJ Financial Group Inc.	Banks	1,713,600	7,570,081
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	61,200	293,419
Mitsui & Co. Ltd.	Trading Companies & Distributors	224,400	4,106,773
Mitsui Chemicals Inc.	Chemicals	23,800	697,322
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	125,800	2,630,048
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	6,800	249,291
Mitsui O.S.K. Lines Ltd.	Marine	13,600	414,935
Miura Co. Ltd.	Machinery	13,600	758,739
Mizuho Financial Group Inc.	Banks	350,200	4,434,951
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	3,400	129,256
Monotaro Co. Ltd.	Trading Companies & Distributors	15,980	812,582
	Equity Real Estate Investment Trusts
Mori Hills REIT Investment Corp.	(REITs)	102	140,584
Morinaga & Co. Ltd.	Food Products	6,800	255,547
Morinaga Milk Industry Co. Ltd.	Food Products	6,800	334,583
MS&AD Insurance Group Holdings Inc.	Insurance	65,960	2,006,687
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	78,200	7,059,170
Nabtesco Corp.	Machinery	17,000	744,249
Nagase & Co. Ltd.	Trading Companies & Distributors	17,000	247,973
Nagoya Railroad Co. Ltd.	Road & Rail	27,200	717,114
Nankai Electric Railway Co. Ltd.	Road & Rail	13,600	344,857
NEC Corp.	IT Services	37,400	2,006,838
NEC System Integration & Construction Ltd.	IT Services	6,800	117,499
Net One Systems Co. Ltd.	IT Services	10,200	359,611
Nexon Co. Ltd.	Entertainment	56,100	1,727,909
NGK Insulators Ltd.	Machinery	34,000	524,268
NGK Spark Plug Co. Ltd.	Auto Components	27,200	464,464
NH Foods Ltd.	Food Products	13,600	598,034
NHK Spring Co. Ltd.	Auto Components	20,400	139,893
Nichirei Corp.	Food Products	13,600	381,872
Nidec Corp.	Electrical Equipment	63,920	8,036,046
Nifco Inc.	Auto Components	10,200	399,622
Nihon Kohden Corp.	Health Care Equipment & Supplies	10,200	379,369
Nihon M&A Center Inc.	Professional Services	18,020	1,204,300
Nihon Unisys Ltd.	IT Services	6,800	266,086
Nikon Corp.	Household Durables	44,200	278,698
Nintendo Co. Ltd.	Entertainment	14,654	9,343,531
Nippo Corp.	Construction & Engineering	6,800	186,062

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

	Equity Real Estate Investment Trusts
Nippon Accommodations Fund Inc.	(REITs)	15	84,266
	Equity Real Estate Investment Trusts
Nippon Building Fund Inc.	(REITs)	118	683,462
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	10,200	222,880
Nippon Express Co. Ltd.	Road & Rail	10,200	684,643
Nippon Kayaku Co. Ltd.	Chemicals	23,800	220,377
Nippon Paint Holdings Co. Ltd.	Chemicals	21,080	2,313,298
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	13,600	157,280
	Equity Real Estate Investment Trusts
Nippon Prologis REIT Inc.	(REITs)	136	424,156
Nippon Sanso Holdings Corp.	Chemicals	20,400	378,579
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	6,800	445,891
Nippon Shobukai Co. Ltd.	Chemicals	3,400	190,343
[a] Nippon Steel Corp.	Metals & Mining	112,200	1,443,185
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	170,000	4,355,998
Nippon Television Holdings Inc.	Media	3,400	37,015
Nippon Yusen KK	Marine	20,400	474,607
Nipro Corp.	Health Care Equipment & Supplies	17,000	199,893
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	10,200	300,828
Nissan Chemical Corp.	Chemicals	17,000	1,063,683
[a] Nissan Motor Co. Ltd.	Automobiles	265,200	1,438,443
Nissan Shatai Co. Ltd.	Automobiles	10,200	84,568
Nisshin Seifun Group Inc.	Food Products	37,400	594,444
Nisshinbo Holdings Inc.	Industrial Conglomerates	20,400	148,586
Nissin Foods Holdings Co. Ltd.	Food Products	10,200	873,340
Nitori Holdings Co. Ltd.	Specialty Retail	10,200	2,135,929
Nitto Denko Corp.	Chemicals	20,400	1,823,740
Noevir Holdings Co. Ltd.	Personal Products	3,400	150,496
NOF Corp.	Chemicals	10,200	516,693
NOK Corp.	Auto Components	17,000	182,604
Nomura Holdings Inc.	Capital Markets	411,400	2,171,660
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	17,000	375,912
	Equity Real Estate Investment Trusts
Nomura Real Estate Master Fund Inc.	(REITs)	306	437,460
Nomura Research Institute Ltd.	IT Services	35,700	1,277,655
NS Solutions Corp.	IT Services	3,400	100,111
NSK Ltd.	Machinery	61,200	531,117
NTT Data Corp.	IT Services	85,000	1,161,654
Obayashi Corp.	Construction & Engineering	91,800	791,341
OBIC Business Consultants Co. Ltd.	Software	3,400	234,801
OBIC Co. Ltd.	IT Services	9,180	1,843,202
Odakyu Electric Railway Co. Ltd.	Road & Rail	40,800	1,280,372
Oji Holdings Corp.	Paper & Forest Products	122,400	695,906
Okuma Corp.	Machinery	3,400	190,014
Olympus Corp.	Health Care Equipment & Supplies	146,200	3,195,315
	Electronic Equipment, Instruments &
Omron Corp.	Components	25,880	2,306,126
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	57,800	1,739,962
Open House Co. Ltd.	Real Estate Management & Development	10,200	374,430
Oracle Corp. Japan	Software	4,590	597,951
Orient Corp.	Consumer Finance	74,800	84,041
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	25,680	4,238,338
ORIX Corp.	Diversified Financial Services	170,000	2,608,988
	Equity Real Estate Investment Trusts
ORIX JREIT Inc.	(REITs)	170	280,740
Osaka Gas Co. Ltd.	Gas Utilities	54,400	1,112,817
OSG Corp.	Machinery	10,200	194,723
Otsuka Corp.	IT Services	13,600	717,904
Otsuka Holdings Co. Ltd.	Pharmaceuticals	57,800	2,473,344
Paltac Corp.	Distributors	3,400	184,745
Pan Pacific International Holdings Corp.	Multiline Retail	71,400	1,651,443
Panasonic Corp.	Household Durables	292,400	3,371,613

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Park24 Co. Ltd.	Commercial Services & Supplies	13,600	235,920
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	37,400	321,311
[a] PeptiDream Inc.	Biotechnology	11,900	603,961
Persol Holdings Co. Ltd.	Professional Services	23,800	428,997
Pigeon Corp.	Household Products	13,600	560,492
Pilot Corp.	Commercial Services & Supplies	3,400	95,369
Pola Orbis Holdings Inc.	Personal Products	10,200	206,875
[a] Rakuten Inc.	Internet & Direct Marketing Retail	108,800	1,047,481
Recruit Holdings Co. Ltd.	Professional Services	183,600	7,684,010
Relo Group Inc.	Real Estate Management & Development	13,600	329,050
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	98,600	1,030,456
Rengo Co. Ltd.	Containers & Packaging	27,200	227,622
Resona Holdings Inc.	Banks	295,800	1,032,557
Resorttrust Inc.	Hotels, Restaurants & Leisure	10,200	145,623
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	91,800	601,953
Rinnai Corp.	Household Durables	5,100	591,777
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	11,220	1,085,649
Rohto Pharmaceutical Co. Ltd.	Personal Products	13,600	402,421
Ryohin Keikaku Co. Ltd.	Multiline Retail	30,600	623,885
Sankyo Co. Ltd.	Leisure Products	6,800	183,757
Sankyu Inc.	Road & Rail	6,800	256,535
Sanrio Co. Ltd.	Specialty Retail	6,800	92,866
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	47,600	772,241
Sanwa Holdings Corp.	Building Products	27,200	316,668
Sapporo Holdings Ltd.	Beverages	10,200	196,699
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	6,800	308,238
SBI Holdings Inc.	Capital Markets	34,000	805,831
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	6,800	500,557
SCSK Corp.	IT Services	6,800	388,590
Secom Co. Ltd.	Commercial Services & Supplies	27,200	2,507,263
Sega Sammy Holdings Inc.	Leisure Products	27,200	428,635
Seibu Holdings Inc.	Road & Rail	27,200	266,349
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	37,400	554,597
Seino Holdings Co. Ltd.	Road & Rail	17,000	239,576
Sekisui Chemical Co. Ltd.	Household Durables	47,600	900,871
Sekisui House Ltd.	Household Durables	78,200	1,590,586
	Equity Real Estate Investment Trusts
Sekisui House Reit Inc.	(REITs)	272	197,588
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	105,400	3,735,373
Seven Bank Ltd.	Banks	88,400	186,655
SG Holdings Co. Ltd.	Air Freight & Logistics	58,140	1,583,512
Sharp Corp.	Household Durables	20,400	309,028
Shikoku Electric Power Co. Inc.	Electric Utilities	20,400	132,779
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	37,400	1,452,603
Shimamura Co. Ltd.	Specialty Retail	3,400	356,976
SHIMANO Inc.	Leisure Products	10,828	2,525,957
Shimizu Corp.	Construction & Engineering	74,800	543,368
Shin-Etsu Chemical Co. Ltd.	Chemicals	54,680	9,554,237
Shinsei Bank Ltd.	Banks	23,800	292,990
Shionogi & Co. Ltd.	Pharmaceuticals	38,420	2,096,922
Ship Healthcare Holdings Inc.	Health Care Providers & Services	6,800	378,052
Shiseido Co. Ltd.	Personal Products	52,900	3,656,297
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	6,800	329,972
Shochiku Co. Ltd.	Entertainment	1,190	162,977
Shoei Co. Ltd.	Real Estate Management & Development	51,000	559,669
Showa Denko K.K.	Chemicals	20,400	434,101
Sky Perfect JSAT Holdings Inc.	Media	17,000	83,646
[a] Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	27,200	420,731

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

SMC Corp.	Machinery	7,888	4,809,430
SMS Co. Ltd.	Professional Services	6,800	260,158
Softbank Corp.	Wireless Telecommunication Services	377,400	4,726,410
SoftBank Group Corp.	Wireless Telecommunication Services	200,600	15,656,301
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	10,200	528,549
Sojitz Corp.	Trading Companies & Distributors	163,200	363,562
Sompo Holdings Inc.	Insurance	44,200	1,786,494
Sony Corp.	Household Durables	170,000	16,934,961
Sotetsu Holdings Inc.	Road & Rail	10,200	244,417
Square Enix Holdings Co. Ltd.	Entertainment	10,200	618,451
Stanley Electric Co. Ltd.	Auto Components	20,400	656,981
Subaru Corp.	Automobiles	85,000	1,698,024
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	3,400	227,227
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	30,600	670,713
Sumitomo Bakelite Co. Ltd.	Chemicals	3,400	116,906
Sumitomo Chemical Co. Ltd.	Chemicals	207,400	833,658
Sumitomo Corp.	Trading Companies & Distributors	153,000	2,023,551
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	20,400	300,927
Sumitomo Electric Industries Ltd.	Auto Components	102,000	1,350,022
Sumitomo Forestry Co. Ltd.	Household Durables	17,000	354,671
Sumitomo Heavy Industries Ltd.	Machinery	17,000	419,216
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	34,000	1,507,928
Sumitomo Mitsui Financial Group Inc.	Banks	176,800	5,459,232
Sumitomo Osaka Cement Co. Ltd.	Construction Materials	3,400	99,288
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	54,400	1,676,075
Sumitomo Rubber Industries Ltd.	Auto Components	23,800	204,471
Sundrug Co. Ltd.	Food & Staples Retailing	9,180	366,329
Suntory Beverage & Food Ltd.	Beverages	17,000	600,998
Sushiro Global Holdings Ltd	Hotels, Restaurants & Leisure	13,600	520,316
Suzuken Co. Ltd.	Health Care Providers & Services	10,200	368,502
Suzuki Motor Corp.	Automobiles	61,200	2,834,601
Sysmex Corp.	Health Care Equipment & Supplies	25,840	3,103,453
T&D Holdings Inc.	Insurance	74,800	881,705
Taiheiyo Cement Corp.	Construction Materials	17,000	424,650
Taisei Corp.	Construction & Engineering	27,200	936,568
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	6,800	457,746
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	17,000	796,116
Takara Bio Inc.	Biotechnology	6,800	182,308
Takara Holdings Inc.	Beverages	23,800	297,140
Takashimaya Co. Ltd.	Multiline Retail	20,400	174,866
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	210,800	7,666,754
TBS Holdings Inc.	Media	3,400	59,672
	Electronic Equipment, Instruments &
TDK Corp.	Components	17,000	2,558,768
TechnoPro Holdings Inc.	Professional Services	4,800	397,501
Teijin Ltd.	Chemicals	23,800	447,208
Terumo Corp.	Health Care Equipment & Supplies	88,400	3,692,003
The 77 Bank Ltd.	Banks	10,200	138,707
The Bank of Kyoto Ltd.	Banks	10,200	530,524
The Chiba Bank Ltd.	Banks	85,000	467,626
The Chugoku Bank Ltd.	Banks	23,800	190,640
The Chugoku Electric Power Co. Inc.	Electric Utilities	40,800	477,768
The Dai-ichi Life Holdings Inc.	Insurance	146,200	2,197,708
The Iyo Bank Ltd.	Banks	37,400	234,373
The Shiga Bank Ltd.	Banks	6,800	138,970
The Shizuoka Bank Ltd.	Banks	68,000	497,922
THK Co. Ltd.	Machinery	17,000	548,307
TIS Inc.	IT Services	34,000	696,169
Tobu Railway Co. Ltd.	Road & Rail	27,200	810,112
Toda Corp.	Construction & Engineering	30,600	202,429
Toho Co. Ltd.	Entertainment	13,600	573,006
Toho Gas Co. Ltd.	Gas Utilities	13,600	899,685

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Tohoku Electric Power Co. Inc.	Electric Utilities	64,600	531,842
Tokai Carbon Co. Ltd.	Chemicals	27,200	339,852
Tokai Rika Co. Ltd.	Auto Components	6,800	114,931
Tokio Marine Holdings Inc.	Insurance	89,420	4,597,233
Tokuyama Corp.	Chemicals	10,200	228,906
Tokyo Century Corp.	Diversified Financial Services	8,500	673,447
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	210,800	555,355
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	20,400	7,587,389
Tokyo Gas Co. Ltd.	Gas Utilities	57,800	1,334,643
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	5,100	358,129
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	27,200	372,783
TOKYU Corp.	Road & Rail	68,000	843,702
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	81,600	434,694
Toppan Printing Co. Ltd.	Commercial Services & Supplies	37,400	527,067
Toray Industries Inc.	Chemicals	207,400	1,227,184
Toshiba Corp.	Industrial Conglomerates	61,200	1,710,126
	Technology Hardware, Storage &
Toshiba Tec Corp.	Peripherals	3,400	122,669
Tosoh Corp.	Chemicals	37,400	582,490
TOTO Ltd.	Building Products	20,400	1,225,047
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	20,400	222,682
Toyo Suisan Kaisha Ltd.	Food Products	13,600	661,262
Toyo Tire Corp.	Auto Components	13,600	206,546
Toyobo Co. Ltd.	Chemicals	10,200	136,336
Toyoda Gosei Co. Ltd.	Auto Components	10,200	295,888
Toyota Boshoku Corp.	Auto Components	10,200	165,480
Toyota Industries Corp.	Auto Components	20,400	1,618,248
Toyota Motor Corp.	Automobiles	338,640	26,098,683
Toyota Tsusho Corp.	Trading Companies & Distributors	30,600	1,234,433
[a] Trend Micro Inc.	Software	17,000	978,062
TS TECH Co. Ltd.	Auto Components	6,800	210,102
Tsumura & Co.	Pharmaceuticals	10,200	306,262
Tsuruha Holdings Inc.	Food & Staples Retailing	5,100	725,149
TV Asahi Holdings Corp.	Media	3,400	55,720
Ube Industries Ltd.	Chemicals	13,600	246,590
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	6,800	290,784
Unicharm Corp.	Household Products	54,400	2,577,605
	Equity Real Estate Investment Trusts
United Urban Investment Corp.	(REITs)	204	252,123
Ushio Inc.	Electrical Equipment	13,600	176,776
USS Co. Ltd.	Specialty Retail	30,600	618,254
Wacoal Corp.	Textiles, Apparel & Luxury Goods	6,800	136,731
Welcia Holdings Co. Ltd.	Food & Staples Retailing	13,600	513,071
West Japan Railway Co.	Road & Rail	23,800	1,244,576
Yakult Honsha Co. Ltd.	Food Products	17,000	856,216
Yamada Holdings Co. Ltd.	Specialty Retail	98,600	523,345
Yamaguchi Financial Group Inc.	Banks	30,600	172,198
Yamaha Corp.	Leisure Products	20,400	1,199,361
Yamaha Motor Co. Ltd.	Automobiles	37,400	762,164
Yamato Holdings Co. Ltd.	Air Freight & Logistics	47,600	1,212,994
Yamato Kogyo Co. Ltd.	Metals & Mining	3,400	90,726
Yamazaki Baking Co. Ltd.	Food Products	17,000	283,868
Yaoko Co. Ltd.	Food & Staples Retailing	3,400	236,777
YASKAWA Electric Corp.	Machinery	34,000	1,689,380
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	34,000	676,410
Yokohama Rubber Co. Ltd.	Auto Components	13,600	202,067
Z Holdings Corp.	Interactive Media & Services	353,600	2,138,485
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	6,800	311,202
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	13,600	354,210
Zeon Corp.	Chemicals	20,400	292,233
Zozo Inc.	Internet & Direct Marketing Retail	13,600	335,768

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $544,683,870)			602,988,751
Short Term Investments 0.2%
United States 0.1%
[b,c] Institutional Fiduciary Trust Portfolio, 0.00%	Money Market Fund	863,322	863,322
Investments from Cash Collateral Received for Loan Securities 0.1%
[b,c] Institutional Fiduciary Trust Portfolio, 0.00%		308,750	308,750
Total Short Term Investments (Cost $1,172,072)			1,172,072
Total Investments (Cost $545,855,942) 99.9%			604,160,823
Other Assets, less Liabilities 0.1%			676,314
Net Assets 100.0%			$604,837,173

aNon-income producing.
bSee Note 5 regarding investments in affiliated management investment companies.
cThe rate shown is the annualized seven-day effective yield at period end.

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	46	$1,222,568	3/11/21	$30,255

*As of period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Japan Hedged ETF	Industry	Shares	Value

Common Stocks 99.7%
Japan 99.7%
ABC-Mart Inc.	Specialty Retail	34		$1,890
Acom Co. Ltd.	Consumer Finance	468		1,999
	Equity Real Estate Investment Trusts
Advance Residence Investment	(REITs)	1		2,998
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	250		18,718
AEON Co. Ltd.	Food & Staples Retailing	868		28,458
AEON Financial Service Co. Ltd.	Consumer Finance	134		1,604
AEON Mall Co. Ltd.	Real Estate Management & Development	168		2,769
AGC Inc.	Building Products	234		8,159
Aica Kogyo Co. Ltd.	Building Products	68		2,348
AIN Holdings Inc.	Food & Staples Retailing	34		2,098
Air Water Inc.	Chemicals	200		3,553
Aisin Seiki Co. Ltd.	Auto Components	214		6,415
Ajinomoto Co. Inc.	Food Products	614		13,901
Alfresa Holdings Corp.	Health Care Providers & Services	200		3,659
	Electronic Equipment, Instruments &
Alps Alpine Co. Ltd.	Components	268		3,525
Amada Co. Ltd.	Machinery	434		4,763
	Electronic Equipment, Instruments &
Amano Corp.	Components	100		2,390
[a] ANA Holdings Inc.	Airlines	200		4,411
	Electronic Equipment, Instruments &
Anritsu Corp.	Components	150		3,347
Aozora Bank Ltd.	Banks	168		3,097
Ariake Japan Co. Ltd.	Food Products	24		1,725
As One Corp.	Health Care Providers & Services	16		2,735
Asahi Group Holdings Ltd.	Beverages	531		21,827
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	240		8,752
Asahi Kasei Corp.	Chemicals	1,600		16,342
Asics Corp.	Textiles, Apparel & Luxury Goods	200		3,836
ASKUL Corp.	Internet & Direct Marketing Retail	34		1,268
Astellas Pharma Inc.	Pharmaceuticals	2,400		37,054
	Electronic Equipment, Instruments &
Azbil Corp.	Components	168		9,177
Bandai Namco Holdings Inc.	Leisure Equipment & Products	245		21,181
Benefit One Inc.	Professional Services	68		2,009
Benesse Holdings Inc.	Diversified Consumer Services	100		1,950
BIC CAMERA Inc.	Specialty Retail	168		1,863
Bridgestone Corp.	Auto Components	746		24,451
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	300		6,178
Calbee Inc.	Food Products	100		3,012
	Technology Hardware, Storage &
CANON Inc.	Peripherals	1,300		24,906
	Electronic Equipment, Instruments &
Canon Marketing Japan Inc.	Components	68		1,550
Capcom Co. Ltd.	Entertainment	113		7,333
Casio Computer Co. Ltd.	Household Durables	268		4,896
Central Japan Railway Co.	Road & Rail	223		31,513
Chubu Electric Power Co. Inc.	Electric Utilities	885		10,655
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	849		45,252
Chuo Mitsui Trust Holdings Inc.	Banks	468		14,401
Coca-Cola Bottlers Japan Holdings Inc.	Beverages	168		2,618
COMSYS Holdings Corp.	Construction & Engineering	134		4,160
Concordia Financial Group Ltd.	Banks	1,400		4,922
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	80		1,423
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	22		3,554
Credit Saison Co. Ltd.	Consumer Finance	200		2,297

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

CyberAgent Inc.	Media	124	8,539
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	368	6,612
Daicel Corp.	Chemicals	368	2,684
Daido Steel Co. Ltd.	Metals & Mining	42	1,751
Daifuku Co. Ltd.	Machinery	120	14,831
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	2,400	82,173
Daiichikosho Co. Ltd.	Entertainment	60	2,072
Daikin Industries Ltd.	Building Products	340	75,479
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	86	8,030
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	818	24,276
	Equity Real Estate Investment Trusts
Daiwa House Residential Investment Corp.	(REITs)	1	2,472
Daiwa Securities Group Inc.	Capital Markets	1,900	8,649
DeNA Co. Ltd.	Entertainment	134	2,387
Denka Co. Ltd.	Chemicals	100	3,903
Denso Corp.	Auto Components	600	35,647
Dentsu Group Inc.	Media	275	8,164
DIC Corp.	Chemicals	100	2,522
	Semiconductors & Semiconductor
Disco Corp.	Equipment	34	11,444
DMG Mori Co. Ltd.	Machinery	134	2,036
Dowa Holdings Co. Ltd.	Metals & Mining	68	2,460
East Japan Railway Co.	Road & Rail	472	31,476
EBARA Corp.	Machinery	120	3,917
Eisai Co. Ltd.	Pharmaceuticals	332	23,706
	Technology Hardware, Storage &
Elecom Co. Ltd.	Peripherals	20	1,032
	Independent Power and Renewable
Electric Power Development Co. Ltd.	Electricity Producers	200	2,753
ENEOS Holdings Inc.	Oil, Gas & Consumable Fuels	4,016	14,408
Ezaki Glico Co. Ltd.	Food Products	68	2,987
Fancl Corp.	Personal Products	83	3,308
FANUC Corp.	Machinery	245	60,179
Fast Retailing Co. Ltd.	Specialty Retail	65	58,216
FP Corp.	Containers & Packaging	68	2,855
Fuji Electric Co. Ltd.	Electrical Equipment	168	6,045
Fuji Media Holdings Inc.	Media	68	724
Fuji Oil Holdings Inc.	Food Products	68	1,941
Fuji Seal International Inc.	Containers & Packaging	68	1,327
	Technology Hardware, Storage &
FUJIFILM Holdings Corp.	Peripherals	456	24,018
Fujitsu General Ltd.	Household Durables	68	1,841
Fujitsu Ltd.	IT Services	240	34,648
Fukuoka Financial Group Inc.	Banks	200	3,551
Fukuyama Transporting Co. Ltd.	Road & Rail	34	1,431
Furukawa Electric Co. Ltd.	Electrical Equipment	78	2,102
Fuyo General Lease Co. Ltd.	Diversified Financial Services	25	1,651
Glory Ltd.	Machinery	68	1,371
	Equity Real Estate Investment Trusts
GLP J-REIT	(REITs)	3	4,725
GMO Internet Inc.	IT Services	100	2,868
GMO Payment Gateway Inc.	IT Services	52	6,971
Goldwin Inc.	Textiles, Apparel & Luxury Goods	44	2,902
GS Yuasa Corp.	Electrical Equipment	100	2,871
[a] GungHo Online Entertainment Inc.	Entertainment	50	1,118
Gunma Bank Ltd.	Banks	500	1,540
Hachijuni Bank Ltd.	Banks	568	1,887
Hakuhodo DY Holdings Inc.	Media	300	4,112
	Electronic Equipment, Instruments &
Hamamatsu Photonics K.K.	Components	168	9,600
Hankyu Hanshin Holdings Inc.	Road & Rail	275	9,136
Haseko Corp.	Household Durables	368	4,217
Heiwa Corp.	Leisure Equipment & Products	68	937
Hikari Tsushin Inc.	Specialty Retail	29	6,792

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Hino Motors Ltd.	Machinery	368	3,133
Hirogin Holdings Inc.	Banks	368	2,067
	Electronic Equipment, Instruments &
Hirose Electric Co. Ltd.	Components	42	6,366
Hisamitsu Pharmaceutical Co. Inc.	Pharmaceuticals	100	5,937
Hitachi Capital Corp.	Consumer Finance	68	1,641
Hitachi Construction Machinery Co. Ltd.	Machinery	134	3,803
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	1,200	47,247
Hitachi Metals Ltd.	Metals & Mining	268	4,065
Hitachi Transport System Ltd.	Road & Rail	52	1,546
Hokugin Financial Group Inc.	Banks	134	1,271
Hokuriku Electric Power Co.	Electric Utilities	200	1,302
Honda Motor Co. Ltd.	Automobiles	2,200	61,315
	Electronic Equipment, Instruments &
HORIBA Ltd.	Components	46	2,696
Hoshizaki Corp.	Machinery	68	6,237
House Foods Group Inc.	Food Products	100	3,797
Hoya Corp.	Health Care Equipment & Supplies	471	65,099
	Electronic Equipment, Instruments &
Ibiden Co. Ltd.	Components	134	6,249
Ichigo Inc.	Real Estate Management & Development	300	901
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	297	6,530
IHI Corp.	Machinery	168	3,331
Iida Group Holdings Co. Ltd.	Household Durables	168	3,391
	Equity Real Estate Investment Trusts
Industrial & Infrastructure Fund Investment Corp.	(REITs)	1	1,845
INPEX Corp.	Oil, Gas & Consumable Fuels	1,160	6,247
Isetan Mitsukoshi Holdings Ltd.	Multiline Retail	434	2,564
Isuzu Motors Ltd.	Automobiles	634	6,018
Ito En Ltd.	Beverages	68	4,301
ITOCHU Corp.	Trading Companies & Distributors	1,738	49,895
ITOCHU Techno-Solutions Corp.	IT Services	100	3,569
Itoham Yonekyu Holdings Inc.	Food Products	168	1,095
Izumi Co. Ltd.	Multiline Retail	52	1,881
J Front Retailing Co. Ltd.	Multiline Retail	300	2,368
[a] Japan Airlines Co. Ltd.	Airlines	146	2,821
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	60	3,632
	Electronic Equipment, Instruments &
Japan Aviatn Elect	Components	68	1,040
Japan Exchange Group Inc.	Capital Markets	668	17,068
	Equity Real Estate Investment Trusts
Japan Logistics Fund Inc.	(REITs)	1	2,949
Japan Post Bank Co. Ltd.	Banks	525	4,307
Japan Post Holdings Co. Ltd.	Insurance	1,700	13,219
Japan Post Insurance Co. Ltd.	Insurance	249	5,094
	Equity Real Estate Investment Trusts
Japan Prime Realty Investment Corp.	(REITs)	1	3,312
	Equity Real Estate Investment Trusts
Japan Real Estate Investment Corp.	(REITs)	1	5,773
	Equity Real Estate Investment Trusts
Japan Retail Fund Investment Corp.	(REITs)	2	3,634
Japan Tobacco Inc.	Tobacco	1,500	30,539
JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals	100	2,360
[a] JFE Holdings Inc.	Metals & Mining	653	6,249
JGC Holdings Corp.	Construction & Engineering	268	2,502
JSR Corp.	Chemicals	234	6,514
JTEKT Corp.	Auto Components	300	2,327
Justsystems Corp.	Software	50	3,472
K's Holdings Corp.	Specialty Retail	234	3,255
Kagome Co. Ltd.	Food Products	100	3,526
Kajima Corp.	Construction & Engineering	568	7,603
Kakaku.com Inc.	Interactive Media & Services	168	4,605
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	40	1,544

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Kamigumi Co. Ltd.	Transportation Infrastructure	134	2,444
Kandenko Co. Ltd.	Construction & Engineering	134	1,133
Kaneka Corp.	Chemicals	68	2,378
Kansai Electric Power Co. Inc.	Electric Utilities	920	8,676
Kansai Mirai Financial Group Inc	Banks	200	967
Kansai Paint Co. Ltd.	Chemicals	247	7,596
KAO Corp.	Personal Products	606	46,780
[a] Kawasaki Heavy Industries Ltd.	Machinery	178	4,007
KDDI Corp.	Wireless Telecommunication Services	2,169	64,411
Keihan Holdings Co. Ltd.	Industrial Conglomerates	123	5,891
Keikyu Corp.	Road & Rail	300	5,140
Keio Corp.	Road & Rail	145	11,235
Keisei Electric Railway Co. Ltd.	Road & Rail	176	5,949
Kewpie Corp.	Food Products	134	2,946
	Electronic Equipment, Instruments &
Keyence Corp.	Components	230	129,207
Kikkoman Corp.	Food Products	234	16,250
Kinden Corp.	Construction & Engineering	168	2,732
Kintetsu Group Holdings Co. Ltd.	Road & Rail	224	9,807
Kirin Holdings Co. Ltd.	Beverages	1,000	23,575
Kissei Pharmaceutical Co. Ltd.	Pharmaceuticals	34	737
Kobayashi Pharmaceutical Co. Ltd.	Personal Products	76	9,282
Kobe Bussan Co. Ltd.	Food & Staples Retailing	50	1,540
[a] Kobe Steel Ltd.	Metals & Mining	400	2,135
Koei Tecmo Holdings Co. Ltd.	Entertainment	84	5,126
Koito Manufacturing Co. Ltd.	Auto Components	142	9,655
Kokuyo Co. Ltd.	Commercial Services & Supplies	100	1,353
Komatsu Ltd.	Machinery	1,149	31,356
Konami Holdings Corp.	Entertainment	119	6,685
	Technology Hardware, Storage &
Konica Minolta Inc.	Peripherals	568	2,168
KOSE Corp.	Personal Products	36	6,137
Kotobuki Spirits Co. Ltd.	Food Products	25	1,298
Kubota Corp.	Machinery	1,400	30,523
Kuraray Co. Ltd.	Chemicals	434	4,611
Kurita Water Industries Ltd.	Machinery	134	5,120
Kusuri No Aoki Holdings Co. Ltd.	Food & Staples Retailing	20	1,741
	Electronic Equipment, Instruments &
Kyocera Corp.	Components	386	23,651
Kyoritsu Maintenance Co. Ltd.	Hotels, Restaurants & Leisure	34	1,265
Kyowa Exeo Corp.	Construction & Engineering	134	3,777
Kyowa Kirin Co. Ltd.	Pharmaceuticals	284	7,741
Kyudenko Corp.	Construction & Engineering	45	1,451
Kyushu Electric Power Co. Inc.	Electric Utilities	668	5,745
Kyushu Financial Group Inc.	Banks	468	1,917
Kyushu Railway Co.	Road & Rail	200	4,310
	Equity Real Estate Investment Trusts
LaSalle Logiport REIT	(REITs)	1	1,612
	Semiconductors & Semiconductor
Lasertec Corp.	Equipment	100	11,729
Lawson Inc.	Food & Staples Retailing	68	3,165
LINTEC Corp.	Chemicals	68	1,500
Lion Corp.	Household Products	314	7,597
LIXIL Group Corp.	Building Products	334	7,227
M3 Inc.	Health Care Technology	527	49,732
Mabuchi Motor Co. Ltd.	Electrical Equipment	68	2,961
Maeda Corp.	Construction & Engineering	168	1,492
Maeda Road Construction Co. Ltd.	Construction & Engineering	68	1,139
Makita Corp.	Machinery	307	15,373
Mani Inc.	Health Care Equipment & Supplies	100	2,720
Marubeni Corp.	Trading Companies & Distributors	2,000	13,291
Marui Group Co. Ltd.	Multiline Retail	268	4,704
Maruichi Steel Tube Ltd.	Metals & Mining	78	1,726
Matsui Securities Co. Ltd.	Capital Markets	134	1,051

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Matsumotokiyoshi Holdings Co. Ltd.	Food & Staples Retailing	100	4,262
Mazda Motor Corp.	Automobiles	724	4,853
Mebuki Financial Group Inc.	Banks	1,268	2,493
Medipal Holdings Corp.	Health Care Providers & Services	200	3,754
Megmilk Snow Brand Co. Ltd.	Food Products	46	983
Meiji Holdings Co. Ltd.	Food Products	168	11,813
Minebea Mitsumi Inc.	Machinery	534	10,593
Miraca Holdings Inc.	Health Care Providers & Services	68	1,830
MISUMI Group Inc.	Machinery	345	11,311
Mitsubishi Chemical Holdings Corp.	Chemicals	1,600	9,673
Mitsubishi Corp.	Trading Companies & Distributors	1,526	37,557
Mitsubishi Electric Corp.	Electrical Equipment	2,487	37,506
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	1,488	23,881
Mitsubishi Gas Chemical Co. Inc.	Chemicals	234	5,369
Mitsubishi Heavy Industries Ltd.	Machinery	360	11,004
Mitsubishi Logistics Corp.	Transportation Infrastructure	81	2,424
Mitsubishi Materials Corp.	Metals & Mining	168	3,531
[a] Mitsubishi Motors Corp.	Automobiles	800	1,681
Mitsubishi Shokuhin Co. Ltd.	Food & Staples Retailing	34	942
Mitsubishi UFJ Financial Group Inc.	Banks	16,000	70,682
Mitsubishi UFJ Lease & Finance Co. Ltd.	Diversified Financial Services	534	2,560
Mitsui & Co. Ltd.	Trading Companies & Distributors	2,100	38,432
Mitsui Chemicals Inc.	Chemicals	234	6,856
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	1,200	25,088
Mitsui Mining and Smelting Co. Ltd.	Metals & Mining	68	2,493
Mitsui O.S.K. Lines Ltd.	Marine	134	4,088
Miura Co. Ltd.	Machinery	120	6,695
Mizuho Financial Group Inc.	Banks	3,200	40,525
Mochida Pharmaceutical Co. Ltd.	Pharmaceuticals	34	1,293
Monotaro Co. Ltd.	Trading Companies & Distributors	145	7,373
	Equity Real Estate Investment Trusts
Mori Hills REIT Investment Corp.	(REITs)	1	1,378
Morinaga & Co. Ltd.	Food Products	51	1,917
Morinaga Milk Industry Co. Ltd.	Food Products	52	2,559
MS&AD Insurance Group Holdings Inc.	Insurance	618	18,801
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	730	65,898
Nabtesco Corp.	Machinery	144	6,304
Nagase & Co. Ltd.	Trading Companies & Distributors	134	1,955
Nagoya Railroad Co. Ltd.	Road & Rail	244	6,433
Nankai Electric Railway Co. Ltd.	Road & Rail	134	3,398
NEC Corp.	IT Services	340	18,244
NEC System Integration & Construction Ltd.	IT Services	100	1,728
Net One Systems Co. Ltd.	IT Services	100	3,526
Nexon Co. Ltd.	Entertainment	518	15,955
NGK Insulators Ltd.	Machinery	300	4,626
NGK Spark Plug Co. Ltd.	Auto Components	247	4,218
NH Foods Ltd.	Food Products	134	5,892
NHK Spring Co. Ltd.	Auto Components	200	1,371
Nichirei Corp.	Food Products	134	3,763
Nidec Corp.	Electrical Equipment	600	75,432
Nifco Inc.	Auto Components	100	3,918
Nihon Kohden Corp.	Health Care Equipment & Supplies	100	3,719
Nihon M&A Center Inc.	Professional Services	168	11,228
Nihon Unisys Ltd.	IT Services	78	3,052
Nikon Corp.	Household Durables	434	2,737
Nintendo Co. Ltd.	Entertainment	136	86,715
Nippo Corp.	Construction & Engineering	68	1,861
	Equity Real Estate Investment Trusts
Nippon Building Fund Inc.	(REITs)	1	5,792
	Electronic Equipment, Instruments &
Nippon Electric Glass Co. Ltd.	Components	100	2,185
Nippon Express Co. Ltd.	Road & Rail	100	6,712
Nippon Kayaku Co. Ltd.	Chemicals	200	1,852

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Nippon Paint Holdings Co. Ltd.	Chemicals	200	21,948
Nippon Paper Industries Co. Ltd.	Paper & Forest Products	114	1,318
	Equity Real Estate Investment Trusts
Nippon Prologis REIT Inc.	(REITs)	1	3,119
Nippon Sanso Holdings Corp.	Chemicals	181	3,359
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	64	4,197
Nippon Shobukai Co. Ltd.	Chemicals	39	2,183
[a] Nippon Steel Corp.	Metals & Mining	1,025	13,184
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,600	40,998
Nippon Television Holdings Inc.	Media	68	740
Nippon Yusen KK	Marine	200	4,653
Nipro Corp.	Health Care Equipment & Supplies	134	1,576
Nishi-Nippon Railroad Co. Ltd.	Road & Rail	100	2,949
Nissan Chemical Corp.	Chemicals	168	10,512
[a] Nissan Motor Co. Ltd.	Automobiles	2,500	13,560
Nissan Shatai Co. Ltd.	Automobiles	68	564
Nisshin Seifun Group Inc.	Food Products	316	5,023
Nisshinbo Holdings Inc.	Industrial Conglomerates	168	1,224
Nissin Foods Holdings Co. Ltd.	Food Products	88	7,535
Nitori Holdings Co. Ltd.	Specialty Retail	93	19,475
Nitto Denko Corp.	Chemicals	195	17,433
Noevir Holdings Co. Ltd.	Personal Products	23	1,018
NOF Corp.	Chemicals	100	5,066
NOK Corp.	Auto Components	168	1,805
Nomura Holdings Inc.	Capital Markets	3,900	20,587
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	134	2,963
	Equity Real Estate Investment Trusts
Nomura Real Estate Master Fund Inc.	(REITs)	3	4,289
Nomura Research Institute Ltd.	IT Services	335	11,989
NS Solutions Corp.	IT Services	34	1,001
NSK Ltd.	Machinery	568	4,929
NTT Data Corp.	IT Services	800	10,933
Obayashi Corp.	Construction & Engineering	868	7,482
OBIC Business Consultants Co. Ltd.	Software	21	1,450
OBIC Co. Ltd.	IT Services	83	16,665
Odakyu Electric Railway Co. Ltd.	Road & Rail	380	11,925
Oji Holdings Corp.	Paper & Forest Products	1,100	6,254
Okuma Corp.	Machinery	34	1,900
Olympus Corp.	Health Care Equipment & Supplies	1,312	28,675
	Electronic Equipment, Instruments &
Omron Corp.	Components	234	20,851
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	551	16,587
Open House Co. Ltd.	Real Estate Management & Development	100	3,671
Oracle Corp. Japan	Software	40	5,211
Orient Corp.	Consumer Finance	700	786
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	245	40,436
ORIX Corp.	Diversified Financial Services	1,617	24,816
	Equity Real Estate Investment Trusts
ORIX JREIT Inc.	(REITs)	2	3,303
Osaka Gas Co. Ltd.	Gas Utilities	500	10,228
OSG Corp.	Machinery	100	1,909
Otsuka Corp.	IT Services	134	7,073
Otsuka Holdings Co. Ltd.	Pharmaceuticals	526	22,508
Paltac Corp.	Distributors	40	2,173
Pan Pacific International Holdings Corp.	Multiline Retail	632	14,618
Panasonic Corp.	Household Durables	2,800	32,286
[a] Park24 Co. Ltd.	Commercial Services & Supplies	143	2,481
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	400	3,436
[a] PeptiDream Inc.	Biotechnology	105	5,329
Persol Holdings Co. Ltd.	Professional Services	210	3,785
Pigeon Corp.	Household Products	134	5,522
Pilot Corp.	Commercial Services & Supplies	41	1,150
Pola Orbis Holdings Inc.	Personal Products	100	2,028
[a] Rakuten Inc.	Internet & Direct Marketing Retail	993	9,560

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Recruit Holdings Co. Ltd.	Professional Services	1,721	72,027
Relo Group Inc.	Real Estate Management & Development	134	3,242
	Semiconductors & Semiconductor
[a] Renesas Electronics Corp.	Equipment	900	9,406
Rengo Co. Ltd.	Containers & Packaging	268	2,243
Resona Holdings Inc.	Banks	2,800	9,774
Resorttrust Inc.	Hotels, Restaurants & Leisure	68	971
	Technology Hardware, Storage &
Ricoh Co. Ltd.	Peripherals	859	5,633
Rinnai Corp.	Household Durables	44	5,106
	Semiconductors & Semiconductor
Rohm Co. Ltd.	Equipment	109	10,547
Rohto Pharmaceutical Co. Ltd.	Personal Products	134	3,965
Ryohin Keikaku Co. Ltd.	Multiline Retail	300	6,117
Sankyo Co. Ltd.	Leisure Equipment & Products	68	1,838
Sankyu Inc.	Road & Rail	68	2,565
Sanrio Co. Ltd.	Specialty Retail	68	929
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	448	7,268
Sanwa Holdings Corp.	Building Products	234	2,724
Sapporo Holdings Ltd.	Beverages	68	1,311
Sawai Pharmaceutical Co. Ltd.	Pharmaceuticals	47	2,130
SBI Holdings Inc.	Capital Markets	278	6,589
	Semiconductors & Semiconductor
SCREEN Holdings Co. Ltd.	Equipment	48	3,533
SCSK Corp.	IT Services	56	3,200
Secom Co. Ltd.	Commercial Services & Supplies	244	22,492
Sega Sammy Holdings Inc.	Leisure Equipment & Products	234	3,688
Seibu Holdings Inc.	Road & Rail	268	2,624
	Technology Hardware, Storage &
Seiko Epson Corp.	Peripherals	334	4,953
Seino Holdings Co. Ltd.	Road & Rail	200	2,819
Sekisui Chemical Co. Ltd.	Household Durables	468	8,857
Sekisui House Ltd.	Household Durables	700	14,238
	Equity Real Estate Investment Trusts
Sekisui House Reit Inc.	(REITs)	3	2,179
Seven & i Holdings Co. Ltd.	Food & Staples Retailing	1,008	35,723
Seven Bank Ltd.	Banks	800	1,689
SG Holdings Co. Ltd.	Air Freight & Logistics	536	14,599
Sharp Corp.	Household Durables	200	3,030
Shikoku Electric Power Co. Inc.	Electric Utilities	200	1,302
	Electronic Equipment, Instruments &
Shimadzu Corp.	Components	334	12,972
Shimamura Co. Ltd.	Specialty Retail	34	3,570
SHIMANO Inc.	Leisure Equipment & Products	100	23,328
Shimizu Corp.	Construction & Engineering	734	5,332
Shin-Etsu Chemical Co. Ltd.	Chemicals	500	87,365
Shinsei Bank Ltd.	Banks	200	2,462
Shionogi & Co. Ltd.	Pharmaceuticals	353	19,266
Ship Healthcare Holdings Inc.	Health Care Providers & Services	50	2,780
Shiseido Co. Ltd.	Personal Products	502	34,697
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	60	2,912
Shochiku Co. Ltd.	Entertainment	14	1,917
Shoei Co. Ltd.	Real Estate Management & Development	434	4,763
Showa Denko K.K.	Chemicals	178	3,788
Sky Perfect JSAT Holdings Inc.	Media	168	827
[a] Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	234	3,620
SMC Corp.	Machinery	73	44,509
SMS Co. Ltd.	Professional Services	70	2,678
Softbank Corp.	Wireless Telecommunication Services	3,500	43,833
SoftBank Group Corp.	Wireless Telecommunication Services	1,860	145,168
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	82	4,249
Sojitz Corp.	Trading Companies & Distributors	1,500	3,342
Sompo Holdings Inc.	Insurance	434	17,542
Sony Corp.	Household Durables	1,568	156,200

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Sotetsu Holdings Inc.	Road & Rail	100	2,396
Square Enix Holdings Co. Ltd.	Entertainment	100	6,063
Stanley Electric Co. Ltd.	Auto Components	179	5,765
Subaru Corp.	Automobiles	803	16,041
Sugi Pharmacy Co. Ltd.	Food & Staples Retailing	41	2,740
	Semiconductors & Semiconductor
Sumco Corp.	Equipment	350	7,672
Sumitomo Bakelite Co. Ltd.	Chemicals	34	1,169
Sumitomo Chemical Co. Ltd.	Chemicals	2,000	8,039
Sumitomo Corp.	Trading Companies & Distributors	1,400	18,516
Sumitomo Dainippon Pharma Co. Ltd.	Pharmaceuticals	200	2,950
Sumitomo Electric Industries Ltd.	Auto Components	934	12,362
Sumitomo Forestry Co. Ltd.	Household Durables	168	3,505
Sumitomo Heavy Industries Ltd.	Machinery	134	3,304
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	300	13,305
Sumitomo Mitsui Financial Group Inc.	Banks	1,672	51,628
Sumitomo Osaka Cement Co. Ltd.	Construction Materials	41	1,197
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	500	15,405
Sumitomo Rubber Industries Ltd.	Auto Components	234	2,010
Sundrug Co. Ltd.	Food & Staples Retailing	77	3,073
Suntory Beverage & Food Ltd.	Beverages	183	6,470
Sushiro Global Holdings Ltd	Hotels, Restaurants & Leisure	140	5,356
Suzuken Co. Ltd.	Health Care Providers & Services	100	3,613
Suzuki Motor Corp.	Automobiles	583	27,003
Sysmex Corp.	Health Care Equipment & Supplies	238	28,584
T&D Holdings Inc.	Insurance	700	8,251
Taiheiyo Cement Corp.	Construction Materials	145	3,622
Taisei Corp.	Construction & Engineering	250	8,608
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	54	3,635
	Electronic Equipment, Instruments &
Taiyo Yuden Co. Ltd.	Components	150	7,025
Takara Bio Inc.	Biotechnology	68	1,823
Takara Holdings Inc.	Beverages	200	2,497
Takashimaya Co. Ltd.	Multiline Retail	168	1,440
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	1,974	71,794
TBS Holdings Inc.	Media	68	1,193
	Electronic Equipment, Instruments &
TDK Corp.	Components	155	23,330
TechnoPro Holdings Inc.	Professional Services	44	3,644
Teijin Ltd.	Chemicals	234	4,397
Terumo Corp.	Health Care Equipment & Supplies	840	35,082
The 77 Bank Ltd.	Banks	84	1,142
The Bank of Kyoto Ltd.	Banks	100	5,201
The Chiba Bank Ltd.	Banks	800	4,401
The Chugoku Bank Ltd.	Banks	200	1,602
The Chugoku Electric Power Co. Inc.	Electric Utilities	368	4,309
The Dai-ichi Life Holdings Inc.	Insurance	1,368	20,564
The Iyo Bank Ltd.	Banks	334	2,093
The Shiga Bank Ltd.	Banks	68	1,390
The Shizuoka Bank Ltd.	Banks	634	4,642
THK Co. Ltd.	Machinery	145	4,677
TIS Inc.	IT Services	300	6,143
Tobu Railway Co. Ltd.	Road & Rail	268	7,982
Toda Corp.	Construction & Engineering	300	1,985
Toho Co. Ltd.	Entertainment	140	5,899
Toho Gas Co. Ltd.	Gas Utilities	109	7,211
Tohoku Electric Power Co. Inc.	Electric Utilities	600	4,940
Tokai Carbon Co. Ltd.	Chemicals	234	2,924
Tokai Rika Co. Ltd.	Auto Components	68	1,149
Tokio Marine Holdings Inc.	Insurance	832	42,775
Tokuyama Corp.	Chemicals	100	2,244
Tokyo Century Corp.	Diversified Financial Services	68	5,388
[a] Tokyo Electric Power Co. Holdings Inc.	Electric Utilities	2,000	5,269

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	191	71,039
Tokyo Gas Co. Ltd.	Gas Utilities	544	12,561
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	48	3,371
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	268	3,673
TOKYU Corp.	Road & Rail	616	7,643
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	800	4,262
Toppan Printing Co. Ltd.	Commercial Services & Supplies	384	5,412
Toray Industries Inc.	Chemicals	2,000	11,834
Toshiba Corp.	Industrial Conglomerates	570	15,928
	Technology Hardware, Storage &
Toshiba Tec Corp.	Peripherals	30	1,082
Tosoh Corp.	Chemicals	368	5,731
TOTO Ltd.	Building Products	179	10,749
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	200	2,183
Toyo Suisan Kaisha Ltd.	Food Products	111	5,397
Toyo Tire Corp.	Auto Components	134	2,035
Toyobo Co. Ltd.	Chemicals	100	1,337
Toyoda Gosei Co. Ltd.	Auto Components	100	2,901
Toyota Boshoku Corp.	Auto Components	68	1,103
Toyota Industries Corp.	Auto Components	200	15,865
Toyota Motor Corp.	Automobiles	3,150	242,768
Toyota Tsusho Corp.	Trading Companies & Distributors	300	12,102
[a] Trend Micro Inc.	Software	142	8,170
TS TECH Co. Ltd.	Auto Components	100	3,090
Tsumura & Co.	Pharmaceuticals	100	3,003
Tsuruha Holdings Inc.	Food & Staples Retailing	46	6,541
TV Asahi Holdings Corp.	Media	34	557
Ube Industries Ltd.	Chemicals	134	2,430
	Semiconductors & Semiconductor
Ulvac Inc.	Equipment	68	2,908
Unicharm Corp.	Household Products	500	23,691
	Equity Real Estate Investment Trusts
United Urban Investment Corp.	(REITs)	2	2,472
Ushio Inc.	Electrical Equipment	134	1,742
USS Co. Ltd.	Specialty Retail	268	5,415
Wacoal Corp.	Textiles, Apparel & Luxury Goods	68	1,367
Welcia Holdings Co. Ltd.	Food & Staples Retailing	136	5,131
West Japan Railway Co.	Road & Rail	230	12,027
Yakult Honsha Co. Ltd.	Food Products	153	7,706
Yamada Holdings Co. Ltd.	Specialty Retail	1,000	5,308
Yamaguchi Financial Group Inc.	Banks	268	1,508
Yamaha Corp.	Leisure Equipment & Products	200	11,758
Yamaha Motor Co. Ltd.	Automobiles	349	7,112
Yamato Holdings Co. Ltd.	Air Freight & Logistics	430	10,958
Yamato Kogyo Co. Ltd.	Metals & Mining	34	907
Yamazaki Baking Co. Ltd.	Food Products	168	2,805
Yaoko Co. Ltd.	Food & Staples Retailing	34	2,368
YASKAWA Electric Corp.	Machinery	330	16,397
	Electronic Equipment, Instruments &
Yokogawa Electric Corp.	Components	300	5,968
Yokohama Rubber Co. Ltd.	Auto Components	134	1,991
Z Holdings Corp.	Interactive Media & Services	3,300	19,958
Zenkoku Hosho Co. Ltd.	Diversified Financial Services	68	3,112
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	113	2,943
Zeon Corp.	Chemicals	168	2,407
Zozo Inc.	Internet & Direct Marketing Retail	134	3,308

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Total Common Stocks (Cost $5,256,248) 99.7%			5,614,599
Short Term Investments (Cost $770) 0.0%
United States 0.0%†
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 0.00%	Money Market Funds	770	770
Total Investments (Cost $5,257,018) 99.7%			5,615,369
Other Assets, less Liabilities 0.3%			15,837
Net Assets 100.0%			$5,631,206

+Rounds to less than 0.1% of net assets.

aNon-income producing.

bSee Note 5 regarding investments in affiliated management investment companies.

cThe rate shown is the annualized seven-day effective yield at period end.

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	DBAB	Buy	149,615,000	$1,449,126	1/05/21	$—	$—
Japanese Yen	HSBK	Buy	149,615,000	1,449,105	1/05/21	21	—
Japanese Yen	MSCO	Buy	61,206,000	592,808	1/05/21	15	—
Japanese Yen	UBSW	Buy	208,910,000	2,023,481	1/05/21	—	(41)
Japanese Yen	DBAB	Sell	149,615,000	1,436,010	1/05/21	—	(13,116)
Japanese Yen	HSBK	Sell	149,615,000	1,435,988	1/05/21	—	(13,138)
Japanese Yen	MSCO	Sell	61,206,000	587,471	1/05/21	—	(5,352)
Japanese Yen	UBSW	Sell	149,615,000	1,436,000	1/05/21	—	(13,126)
Japanese Yen	UBSW	Sell	59,295,000	569,493	1/05/21	—	(4,821)
Japanese Yen	DBAB	Sell	169,932,000	1,646,468	2/02/21	—	(6)
Japanese Yen	HSBK	Sell	169,932,000	1,646,369	2/02/21	—	(105)
Japanese Yen	MSCO	Sell	69,518,000	673,540	2/02/21	—	(21)
Japanese Yen	UBSW	Sell	169,932,000	1,646,486	2/02/21	12	—

Total Forward Exchange Contracts	$48	$(49,726)
Net unrealized appreciation (depreciation)		$(49,678)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Nikkei 225 Mini	Long	2	$53,155	3/11/21	$1,364

*As of period end.

Abbreviations

Selected Portfolio

DBAB	-	Deutsche Bank AG
HSBK	-	HSBC Bank PLC
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
UBSW	-	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Latin America ETF	Industry	Shares	Value
Common Stocks 80.3%
Brazil 48.6%
[a] Aliansce Sonae Shopping Centers SA	Real Estate Management & Development	500		$2,808
Ambev SA	Beverages	16,000		48,208
Atacadao Distribuicao Comercio e Industria Ltd.	Food & Staples Retailing	1,400		5,226
[a] Azul SA	Airlines	1,000		7,566
[a] B2W Cia Digital	Internet & Direct Marketing Retail	783		11,398
B3 SA - Brasil Bolsa Balcao	Capital Markets	7,500		89,494
Banco Bradesco SA	Banks	4,690		21,851
Banco BTG Pactual SA	Capital Markets	1,000		18,097
Banco do Brasil SA	Banks	3,100		23,157
Banco Inter SA	Banks	400		2,541
Banco Santander Brasil SA	Banks	1,400		12,083
BB Seguridade Participacoes SA	Insurance	2,500		14,261
[a] BR Malls Participacoes SA	Real Estate Management & Development	2,900		5,527
[a] BRF SA	Food Products	2,400		10,184
CCR SA	Transportation Infrastructure	4,100		10,632
Centrais Eletricas Brasileiras SA	Electric Utilities	1,500		10,590
Cia Brasileira de Distribuicao	Food & Staples Retailing	600		8,669
Cia de Saneamento do Parana	Water Utilities	850		4,255
Cia Siderurgica Nacional SA	Metals & Mining	2,400		14,716
Cielo SA	IT Services	4,200		3,234
Cogna Educacao	Diversified Consumer Services	7,000		6,240
Companhia de Locacao das Americas	Road & Rail	1,300		7,336
Companhia de Saneamento Basico do Estado de Sao Paulo	Water Utilities	1,200		10,267
Companhia Energetica de Minas Gerais	Electric Utilities	728		2,299
Companhia Paranaense de Energia-Copel	Electric Utilities	100		1,348
[a] Cosan Logistica SA	Road & Rail	500		1,782
Cosan SA	Oil, Gas & Consumable Fuels	600		8,748
CPFL Energia SA	Electric Utilities	700		4,387
Cyrela Brazil Realty SA Empreendimentos e Participacoes	Household Durables	1,000		5,676
Duratex SA	Paper & Forest Products	1,100		4,053
EDP-Energias do Brasil SA	Electric Utilities	1,100		4,161
[a] Embraer SA	Aerospace & Defense	2,700		4,600
Energisa SA	Electric Utilities	900		9,072
	Independent Power and Renewable
[a] Eneva SA	Electricity Producers	600		7,173
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	600		5,076
Equatorial Energia SA	Electric Utilities	3,400		15,160
EZ Tec Empreendimentos e Participacoes SA	Household Durables	400		3,304
Fleury SA	Health Care Providers & Services	900		4,682
Grendene SA	Textiles, Apparel & Luxury Goods	1,000		1,613
Guararapes Confeccoes SA	Textiles, Apparel & Luxury Goods	300		861
[b,c] Hapvida Participacoes e Investimentos SA, 144A, Reg S	Health Care Providers & Services	4,000		11,752
Hypera SA	Pharmaceuticals	1,500		9,891
IRB Brasil Resseguros SA	Insurance	4,137		6,515
Itau Unibanco Holding SA	Banks	1,700		9,141
Klabin SA	Containers & Packaging	1,200		6,115
Localiza Rent a Car SA	Road & Rail	2,005		26,615
Lojas Americanas SA	Multiline Retail	1,108		4,362
Lojas Renner SA	Multiline Retail	2,880		24,141
M Dias Branco SA	Food Products	300		1,967
Magazine Luiza SA	Multiline Retail	9,812		47,131
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	1,000		4,530
[a] Natura & Co Holding SA	Personal Products	3,044		30,767
Neoenergia SA	Electric Utilities	900		3,053
Notre Dame Intermedica Participacoes SA	Health Care Providers & Services	1,900		28,656
Odontoprev SA	Health Care Providers & Services	1,000		2,801
Petrobras Distribuidora SA	Specialty Retail	2,700		11,503
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	13,600		75,538

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Porto Seguro SA	Insurance	300	2,830
Qualicorp Consultoria E Corretora de Seguros SA	Health Care Providers & Services	900	6,061
Raia Drogasil SA	Food & Staples Retailing	4,200	20,247
Rede D'Or Sao Luiz SA	Health Care Providers & Services	500	6,575
[a] Rumo SA	Road & Rail	4,600	17,039
Sao Martinho SA	Food Products	600	3,161
Sul America SA	Insurance	1,018	8,692
[a] Suzano SA	Paper & Forest Products	2,619	29,517
Telefonica Brasil SA	Diversified Telecommunication Services	1,600	14,324
TIM SA/Brazil	Wireless Telecommunication Services	3,000	8,461
Totvs SA	Software	1,800	9,953
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	800	5,133
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	2,964	13,547
Vale SA	Metals & Mining	12,140	204,390
[a] Via Varejo SA	Specialty Retail	4,300	13,378
WEG SA	Electrical Equipment	2,700	39,371
YDUQS Participacoes SA	Diversified Consumer Services	1,100	6,972
			1,146,464
Chile 5.8%
	Independent Power and Renewable
AES Gener SA	Electricity Producers	10,247	1,699
	Independent Power and Renewable
[a] AES Gener SA, rts., 01/27/21	Electricity Producers	2,422	26
Aguas Andinas SA, A	Water Utilities	10,156	3,273
Banco de Chile	Banks	161,330	16,474
Banco de Credito e Inversiones SA	Banks	175	6,869
Banco Santander Chile	Banks	228,659	10,974
Cencosud SA	Food & Staples Retailing	4,916	8,753
Cencosud Shopping SA	Real Estate Management & Development	1,811	2,902
	Independent Power and Renewable
Colbun SA	Electricity Producers	26,762	4,727
Compania Cervecerias Unidas SA	Beverages	546	4,032
E CL SA	Electric Utilities	1,840	2,253
Empresa Nacional de Telecomunicaciones SA	Wireless Telecommunication Services	510	3,165
Empresas CMPC SA	Paper & Forest Products	4,404	11,591
Empresas COPEC SA	Oil, Gas & Consumable Fuels	1,802	18,286
Enel Americas SA	Electric Utilities	97,928	15,990
Enel Chile SA	Electric Utilities	97,424	7,569
Falabella SA	Multiline Retail	2,910	10,772
Itau CorpBanca Chile SA	Banks	639,018	2,150
Parque Arauco SA	Real Estate Management & Development	2,229	3,649
Plaza SA	Real Estate Management & Development	1,102	1,716
			136,870
Colombia 2.5%
Bancolombia SA	Banks	1,011	10,339
Cementos Argos SA	Construction Materials	1,790	3,234
[a] Corporacion Financiera Colombiana	Diversified Financial Services	433	4,101
Ecopetrol SA	Oil, Gas & Consumable Fuels	17,505	11,489
Empresa De Energia De Bogota SA	Gas Utilities	9,897	7,668
Grupo Argos SA	Construction Materials	1,109	4,507
Grupo de Inversiones Suramericana SA	Diversified Financial Services	921	6,807
Interconexion Electrica SA ESP	Electric Utilities	1,629	12,240
			60,385
Mexico 22.7%
Alfa SAB de CV	Industrial Conglomerates	10,998	7,937
Alpek SAB de CV	Chemicals	1,376	1,203
America Movil SAB de CV, L	Wireless Telecommunication Services	112,337	81,693
Arca Continental SAB de CV	Beverages	1,631	7,832
Banco Santander (Mexico), S.A., Institucion de Banca Multiple,
Grupo Financiero Santander, B	Banks	2,122	2,163
Becle SAB de CV	Beverages	2,027	5,080
[a] Cemex SAB de CV	Construction Materials	55,694	28,706

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Coca-Cola FEMSA SA de CV	Beverages	1,943	8,923
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	847	1,034
[a] Controladora Nemak SAB de CV	Auto Components	11,133	1,464
[a] El Puerto de Liverpool SAB de CV	Multiline Retail	739	2,592
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	10,892	12,299
Fomento Economico Mexicano SAB de CV	Beverages	6,709	50,620
[b] GMexico Transportes SAB de CV, 144A	Road & Rail	4,559	6,805
Gruma SAB de CV	Food Products	789	9,382
[a] Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	1,240	7,990
[a] Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	1,406	15,675
[a] Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	605	9,996
Grupo Bimbo SAB de CV, A	Food Products	8,235	17,871
[a] Grupo Carso SAB de CV	Industrial Conglomerates	1,685	5,613
Grupo Elektra SAB de CV	Banks	233	15,432
[a] Grupo Financiero Banorte SAB de CV	Banks	10,607	58,519
[a] Grupo Financiero Inbursa SAB de CV	Banks	7,839	7,892
Grupo Lala SAB de CV	Food Products	2,170	1,694
Grupo Mexico SAB de CV, B	Metals & Mining	11,605	48,993
[a] Grupo Televisa SA	Media	7,892	12,968
Industrias Bachoco SAB de CV, B	Food Products	593	2,228
[a] Industrias Penoles SA	Metals & Mining	455	7,690
[a] Infraestructura Energetica Nova SAB de CV	Gas Utilities	1,893	7,369
Kimberly-Clark de Mexico SAB de CV, A	Household Products	3,082	5,257
Megacable Holdings SAB de CV	Media	1,123	4,096
Orbia Advance Corp SAB de CV	Chemicals	3,719	8,726
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	808	7,122
Qualitas Controladora SAB de CV	Insurance	660	3,549
[a] Telesites SAB de CV	Diversified Telecommunication Services	4,676	5,050
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	18,950	53,239
			534,702
United States 0.7%
JBS SA	Food Products	3,700	16,854
Total Common Stocks (Cost $1,930,177)			1,895,275
Preferred Stocks 19.6%
Brazil 17.6%
[d] Alpargatas SA, 0.131%, pfd.	Textiles, Apparel & Luxury Goods	650	5,256
[d] Banco Bradesco SA, 2.557%, pfd.	Banks	15,742	82,253
[d] Banco do Estado do Rio Grande do Sul SA, 3.974%, pfd., B	Banks	700	1,964
Banco Inter SA, pdf.	Banks	1,000	6,334
[d] Bradespar SA, 3.144%, pfd.	Metals & Mining	800	9,812
[a] Braskem SA, pfd., A	Chemicals	700	3,176
[d] Centrais Eletricas Brasileiras SA, 4.832%, pfd., B	Electric Utilities	1,000	7,123
[d] Cia de Transmissao de Energia Eletrica Paulista, 6.257%, pfd.	Electric Utilities	700	3,748
	Independent Power and Renewable
[d] Cia Energetica de Sao Paulo, 7.856%, pfd., B	Electricity Producers	700	3,904
[d] Companhia Energetica de Minas Gerais, 2.191%, pfd.	Electric Utilities	3,735	10,470
[d] Companhia Paranaense de Energia, 4.137%, pfd., B	Electric Utilities	400	5,771
[d] Gerdau SA, 1.472%, pfd.	Metals & Mining	4,000	18,829
[d] Itau Unibanco Holding SA, 4.123%, pfd.	Banks	17,700	107,784
[d] Itausa SA, 3.402%, pfd.	Banks	16,600	37,488
[d] Lojas Americanas SA, 0.057%, pfd.	Multiline Retail	2,928	14,820
[d] Petroleo Brasileiro SA, 0.004%, pfd.	Oil, Gas & Consumable Fuels	16,800	91,662
[d] Usinas Siderurgicas de Minas Gerais SA Usiminas, 0.294%, pfd., A	Metals & Mining	1,600	4,500
			414,894
Chile 1.0%
[d] Embotelladora Andina SA, 6.050%, pfd., B	Beverages	694	1,786

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[d] Sociedad Quimica y Minera de Chile SA, 0.003%, pfd., B	Chemicals	441	21,476
			23,262
Colombia 1.0%
[d] Bancolombia SA, 4.667%, pfd.	Banks	1,655	16,983
[d] Grupo Aval Acciones y Valores SA, 5.025%, pfd.	Banks	15,255	5,325
[d] Grupo de Inversiones Suramericana SA, 2.882%, pfd.	Diversified Financial Services	291	1,872
			24,180
Total Preferred Stocks (Cost $552,016)			462,336
Total Investments (Cost $2,482,193) 99.9%			2,357,611
Other Assets, less Liabilities 0.1%			1,473
Net Assets 100.0%			$2,359,084

aNon-income producing. bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $18,557, representing 0.8% of net assets. cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the value of this security was $11,752, representing 0.5% of net assets. dVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Mexico ETF	Industry	Shares	Value
Common Stocks 99.9%
Mexico 99.9%
Alfa SAB de CV	Industrial Conglomerates	138,025	$99,611
Alpek SAB de CV	Chemicals	17,360	15,177
America Movil SAB de CV, L	Wireless Telecommunication Services	956,350	695,466
Arca Continental SAB de CV	Beverages	20,475	98,319
Banco Santander (Mexico), S.A., Institucion de Banca Multiple,
Grupo Financiero Santander, B	Banks	26,320	26,828
Becle SAB de CV	Beverages	25,440	63,761
[a] Cemex SAB de CV	Construction Materials	442,050	227,841
Coca-Cola FEMSA SA de CV	Beverages	24,385	111,991
	Equity Real Estate Investment Trusts
Concentradora Fibra Danhos SA de CV	(REITs)	10,635	12,981
[a] Controladora Nemak SAB de CV	Auto Components	138,045	18,152
[a] El Puerto de Liverpool SAB de CV	Multiline Retail	9,165	32,147
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	135,285	152,765
Fomento Economico Mexicano SAB de CV	Beverages	59,605	449,726
[b] GMexico Transportes SAB de CV, 144A	Road & Rail	57,205	85,382
Gruma SAB de CV	Food Products	9,915	117,897
[a] Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	15,565	100,293
[a] Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	15,185	169,290
[a] Grupo Aeroportuario del Sureste SAB de CV, B	Transportation Infrastructure	7,595	125,489
Grupo Bimbo SAB de CV, A	Food Products	84,090	182,482
[a] Grupo Carso SAB de CV	Industrial Conglomerates	21,150	70,459
Grupo Elektra SAB de CV	Banks	2,550	168,888
[a] Grupo Financiero Banorte SAB de CV	Banks	92,925	512,672
[a] Grupo Financiero Inbursa SAB de CV	Banks	98,965	99,633
Grupo Lala SAB de CV	Food Products	27,240	21,258
Grupo Mexico SAB de CV, B	Metals & Mining	104,615	441,656
[a] Grupo Televisa SA	Media	94,960	156,031
Industrias Bachoco SAB de CV, B	Food Products	7,450	27,986
[a] Industrias Penoles SA	Metals & Mining	5,755	97,271
[a] Infraestructura Energetica Nova SAB de CV	Gas Utilities	23,765	92,517
Kimberly-Clark de Mexico SAB de CV, A	Household Products	38,685	65,991
Megacable Holdings SAB de CV	Media	13,910	50,738
Orbia Advance Corp SAB de CV	Chemicals	47,040	110,367
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	10,145	89,421
Qualitas Controladora SAB de CV	Insurance	8,185	44,011
[a] Telesites SAB de CV	Diversified Telecommunication Services	58,150	62,803
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	167,410	470,333
Total Investments (Cost $5,070,355) 99.9%			5,367,633

Other Assets, less Liabilities 0.1%			5,229
Net Assets 100.0%			$5,372,862

aNon-income producing. bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the value of this security was $85,382, representing 1.6% of net assets.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Russia ETF	Industry	Shares	Value
Common Stocks 94.8%
Russia 94.8%
[a] Aeroflot - Russian Airlines PJSC	Airlines	85,743	$82,515
Alrosa PJSC	Metals & Mining	183,232	243,593
Federal Grid Co. Unified Energy System PJSC	Electric Utilities	22,492,659	67,541
Federal Hydrogenerating Co.	Electric Utilities	9,944,466	105,166
Gazprom PJSC	Oil, Gas & Consumable Fuels	392,364	1,128,271
Inter RAO UES PJSC	Electric Utilities	3,068,219	220,375
LUKOIL PJSC	Oil, Gas & Consumable Fuels	13,552	946,898
Magnit PJSC	Food & Staples Retailing	3,472	266,088
Magnitogorsk Iron & Steel Works	Metals & Mining	153,216	115,620
MMC Norilsk Nickel PJSC	Metals & Mining	1,211	387,969
Mobile TeleSystems PJSC	Wireless Telecommunication Services	54,712	244,584
Moscow Exchange MICEX	Capital Markets	101,570	219,126
Mosenergo PAO	Electric Utilities	699,083	19,532
NLMK PJSC	Metals & Mining	83,020	234,656
NovaTek PJSC	Oil, Gas & Consumable Fuels	42,077	716,336
PhosAgro PJSC	Chemicals	3,052	129,277
Polyus Gold OJSC	Metals & Mining	1,323	272,329
Rosneft PJSC	Oil, Gas & Consumable Fuels	45,465	267,512
Rosseti PJSC	Electric Utilities	2,548,049	60,390
[a] Rostelecom PJSC	Diversified Telecommunication Services	83,223	108,838
Sberbank of Russia PJSC	Banks	374,430	1,372,390
Severstal PAO	Metals & Mining	13,818	245,743
Sistema PJSFC	Wireless Telecommunication Services	249,830	96,741
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	264,782	129,340
Tatneft PAO	Oil, Gas & Consumable Fuels	43,239	299,428
	Independent Power & Renewable Electricity
Unipro PJSC	Producers	896,693	33,836
[a] United Co RUSAL International PJSC	Metals & Mining	220,500	105,563
VTB Bank PJSC	Banks	432,574,790	220,485
Total Common Stocks (Cost $7,874,047)			8,340,142
Preferred Stocks 5.0%
Russia 5.0%
[b] Bashneft PJSC, 8.733%, pfd.	Oil, Gas & Consumable Fuels	1,673	26,284
[b] Surgutneftegas PJSC, 2.469%, pfd.	Oil, Gas & Consumable Fuels	285,600	161,538
[b] Tatneft PJSC,pdf.,3, 11.441%, pfd.	Oil, Gas & Consumable Fuels	4,256	27,332
[a,b] Transneft PJSC	Oil, Gas & Consumable Fuels	118	223,909
Total Preferred Stocks (Cost $519,502)			439,063
Total Investments (Cost $8,393,549) 99.8%			8,779,205

Other Assets, less Liabilities 0.2%			20,018
Net Assets 100.0%			$8,799,223

[a]Non-income producing.
[b]Variable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Saudi Arabia ETF	Industry	Shares	Value
Common Stocks 99.9%
Saudi Arabia 99.9%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	574	$18,789
Advanced Petrochemical Co.	Chemicals	1,380	24,645
Al-Rajhi Bank	Banks	14,734	289,056
[a] Alinma Bank	Banks	12,746	54,971
Almarai Co. JSC	Food Products	3,278	47,969
Arab National Bank	Banks	8,360	44,790
Arabian Centres Co. Ltd.	Real Estate Management & Development	2,130	14,222
Bank Al-Jazira	Banks	5,222	19,014
Bank AlBilad	Banks	4,780	36,121
Banque Saudi Fransi	Banks	7,646	64,403
[a] Bupa Arabia for Cooperative Insurance Co.	Insurance	744	24,234
Dallah Healthcare Co.	Health Care Providers & Services	372	4,784
[a] Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	6,878	15,877
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	1,076	31,262
[a] Emaar Economic City	Real Estate Management & Development	5,414	13,291
[a] Etihad Etisalat Co.	Wireless Telecommunication Services	4,906	37,466
[a] Fawaz Abdulaziz Al Hokair & Co.	Specialty Retail	834	4,846
Jarir Marketing Co.	Specialty Retail	766	35,405
[a] Mobile Telecommunications Co.	Wireless Telecommunication Services	5,728	20,765
Mouwasat Medical Services Co.	Health Care Providers & Services	618	22,733
National Commercial Bank	Banks	16,580	191,583
[a] National Industrialization Co.	Chemicals	4,258	15,527
National Petrochemical Co.	Chemicals	1,562	13,844
[a] Rabigh Refining and Petrochemical Co.	Oil, Gas & Consumable Fuels	2,848	10,491
Riyad Bank	Banks	21,714	116,916
Sahara International Petrochemical Co.	Chemicals	4,672	21,569
Samba Financial Group	Banks	14,428	117,490
Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	494	10,152
Saudi Arabian Fertilizer Co.	Chemicals	2,610	56,074
[a] Saudi Arabian Mining Co.	Metals & Mining	5,254	56,719
[b,c] Saudi Aramco, 144A, Reg S	Oil, Gas & Consumable Fuels	30,620	285,665
Saudi Basic Industries Corp.	Chemicals	10,838	292,935
Saudi British Bank	Banks	13,420	88,427
Saudi Cement Co.	Construction Materials	974	15,967
Saudi Electricity Co.	Electric Utilities	10,180	57,798
[a] Saudi Ground Services Co.	Transportation Infrastructure	1,150	9,840
Saudi Industrial Investment Group	Chemicals	2,868	20,947
[a] Saudi Kayan Petrochemical Co.	Chemicals	9,560	36,440
[a] Saudi Research and Marketing Group	Media	414	8,663
Saudi Telecom Co.	Diversified Telecommunication Services	7,324	206,937
Saudia Dairy & Foodstuff Co.	Food Products	202	9,423
Savola Al-Azizia United Co.	Food Products	3,404	38,562
[a] Seera Group Holding	Hotels, Restaurants & Leisure	1,894	9,582
Southern Province Cement Co.	Construction Materials	892	20,044
[a] The Company for Cooperative Insurance	Insurance	796	16,910
The Qassim Cement	Construction Materials	574	12,393
Yanbu Cement	Construction Materials	994	10,744
Yanbu National Petrochemical Co.	Chemicals	3,028	51,575
Total Investments (Cost $2,415,395) 99.9%			2,627,860

Other Assets, less Liabilities 0.1%			2,829
Net Assets 100.0%			$2,630,689

aNon-income producing. bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the value of this security was $285,665, representing 10.9% of net assets.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the value of this security was $285,665, representing 10.9% of net assets.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE South Africa ETF	Industry	Shares	Value
Common Stocks 100.1%
Luxembourg 1.1%
Reinet Investments SCA	Capital Markets	1,346	$25,255
Romania 1.1%
NEPI Rockcastle Plc	Real Estate Management & Development	3,874	24,660
South Africa 97.9%
Absa Group Ltd.	Banks	6,566	53,578
African Rainbow Minerals Ltd.	Metals & Mining	970	17,296
Anglo American Platinum Ltd.	Metals & Mining	552	54,233
AngloGold Ashanti Ltd.	Metals & Mining	3,804	88,704
[a] Aspen Pharmacare Holdings Ltd.	Pharmaceuticals	3,484	29,736
AVI Ltd.	Food Products	3,004	14,974
Barloworld Ltd.	Trading Companies & Distributors	1,790	11,102
Bid Corp. Ltd.	Food & Staples Retailing	3,038	54,401
Bidvest Group Ltd.	Industrial Conglomerates	3,096	33,096
[a] Capitec Bank Holdings Ltd.	Banks	796	77,637
Clicks Group Ltd.	Food & Staples Retailing	2,184	37,568
Coronation Fund Managers Ltd.	Capital Markets	2,364	6,948
[a,b] Dis-Chem Pharmacies Ltd., Reg S	Food & Staples Retailing	3,184	4,554
Discovery Ltd.	Insurance	3,690	38,571
Distell Group Holdings Ltd	Beverages	736	4,762
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	2,288	21,636
FirstRand Ltd.	Diversified Financial Services	44,814	155,718
	Equity Real Estate Investment Trusts
Fortress REIT Ltd.	(REITs)	7,972	1,634
	Equity Real Estate Investment Trusts
Fortress REIT Ltd., A	(REITs)	10,774	10,012
Gold Fields Ltd.	Metals & Mining	7,918	74,157
	Equity Real Estate Investment Trusts
Growthpoint Properties Ltd.	(REITs)	30,088	25,748
[a] Harmony Gold Mining Co. Ltd.	Metals & Mining	4,686	22,842
Impala Platinum Holdings Ltd.	Metals & Mining	7,108	97,701
Investec Ltd.	Capital Markets	2,624	6,545
Kumba Iron Ore Ltd.	Metals & Mining	494	20,946
Liberty Holdings Ltd.	Insurance	1,088	4,591
[a] Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	12,612	14,442
Momentum Metropolitan Holdings	Insurance	9,014	9,671
Mr. Price Group Ltd.	Specialty Retail	2,350	27,302
MTN Group Ltd.	Wireless Telecommunication Services	16,450	67,407
MultiChoice Group Ltd.	Media	4,044	36,892
Naspers Ltd., N	Internet & Direct Marketing Retail	2,136	439,066
Nedbank Group Ltd.	Banks	3,196	28,172
Netcare Ltd.	Health Care Providers & Services	13,218	11,248
Ninety One Ltd.	Capital Markets	1,326	3,972
[a] Northam Platinum Ltd.	Metals & Mining	3,146	44,877
Old Mutual Ltd.	Insurance	41,778	33,818
[b,c] Pepkor Holdings Ltd., 144A, Reg S	Specialty Retail	6,808	6,317
Pick 'N Pay Stores Ltd.	Food & Staples Retailing	3,152	10,785
PSG Group Ltd.	Industrial Conglomerates	1,503	6,127
Rand Merchant Investment Holdings Ltd.	Insurance	6,880	15,012
	Equity Real Estate Investment Trusts
Redefine Properties Ltd.	(REITs)	52,074	11,805
Remgro Ltd.	Diversified Financial Services	4,616	30,231
	Equity Real Estate Investment Trusts
Resilient REIT Ltd.	(REITs)	2,878	8,288
Sanlam Ltd.	Insurance	15,250	60,995
Santam Ltd.	Insurance	382	6,626
[a] Sappi Ltd.	Paper & Forest Products	5,008	11,190
[a] Sasol Ltd.	Chemicals	5,076	46,282
Shoprite Holdings Ltd.	Food & Staples Retailing	4,484	42,737

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Sibanye Stillwater Ltd.	Metals & Mining	26,470	108,124
Standard Bank Group Ltd.	Banks	11,696	101,188
Telkom SA SOC Ltd.	Diversified Telecommunication Services	2,662	5,565
[a] The Foschini Group Ltd.	Specialty Retail	2,968	20,673
The Spar Group Ltd.	Food & Staples Retailing	1,760	22,711
Tiger Brands Ltd.	Food Products	1,514	21,458
Truworths International Ltd.	Specialty Retail	3,898	9,779
Vodacom Group Ltd.	Wireless Telecommunication Services	5,456	46,204
Woolworths Holdings Ltd.	Multiline Retail	7,958	21,422
			2,299,076
Total Investments (Cost $2,219,362) 100.1%			2,348,991

Other Assets, less Liabilities (0.1)%			(1,198)
Net Assets 100.0%			$2,347,793

aNon-income producing. bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $10,871, representing 0.5% of net assets. cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the value of this security was $6,317, representing 0.3% of net assets.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE South Korea ETF	Industry	Shares	Value
Common Stocks 94.7%
South Korea 94.7%
[a] Alteogen Inc.	Biotechnology	938	$155,168
Amorepacific Corp.	Personal Products	1,610	305,312
AmorePacific Group	Personal Products	1,484	74,999
BGF Retail Co. Ltd.	Food & Staples Retailing	322	40,165
BNK Financial Group Inc.	Banks	14,728	77,009
[a] Celltrion Healthcare Co. Ltd.	Health Care Providers & Services	3,684	552,787
[a] Celltrion Inc.	Biotechnology	5,383	1,778,972
[a] Celltrion Pharm Inc.	Pharmaceuticals	956	209,980
Cheil Worldwide Inc.	Media	3,542	67,169
CJ CheilJedang Corp.	Food Products	406	142,397
CJ Corp.	Industrial Conglomerates	644	54,600
CJ ENM Co. Ltd.	Internet & Direct Marketing Retail	490	62,925
[a] CJ Logistics Corp.	Road & Rail	378	57,589
[a] Coway Co. Ltd.	Household Durables	2,842	190,199
Daelim Industrial Co. Ltd.	Construction & Engineering	1,287	98,335
[a] Daewoo Engineering & Construction Co. Ltd.	Construction & Engineering	8,960	41,117
[a] Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	2,436	61,444
DB Insurance Co. Ltd.	Insurance	2,268	91,342
DGB Financial Group Inc.	Banks	7,896	49,355
Dongsuh Cos. Inc.	Food & Staples Retailing	1,568	49,005
Doosan Bobcat Inc.	Machinery	1,218	33,245
[a] Doosan Heavy Industries and Construction Co. Ltd.	Electrical Equipment	10,458	129,967
[a] Doosan Infracore Co. Ltd.	Machinery	6,888	50,219
	Electronic Equipment, Instruments &
[a] Doosan Solus Co. Ltd.	Components	574	26,182
E-MART Inc.	Food & Staples Retailing	994	138,627
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	2,646	106,444
GS Engineering & Construction Corp.	Construction & Engineering	2,996	104,252
GS Holdings Corp.	Oil, Gas & Consumable Fuels	2,604	90,012
GS Retail Co. Ltd.	Food & Staples Retailing	1,358	43,066
Hana Financial Group Inc.	Banks	14,700	466,860
Hanjin Kal Corp.	Airlines	1,540	89,454
Hankook Tire & Technology Co. Ltd.	Auto Components	3,808	138,116
Hanmi Pharm Co. Ltd.	Pharmaceuticals	370	124,832
Hanmi Science Co. Ltd.	Pharmaceuticals	698	48,898
Hanon Systems	Auto Components	8,148	121,886
Hanssem Co. Ltd.	Household Durables	490	47,137
[a] Hanwha Aerospace Co. Ltd.	Aerospace & Defense	1,750	45,913
Hanwha Corp.	Industrial Conglomerates	1,260	15,833
Hanwha Corp.	Industrial Conglomerates	2,142	55,803
Hanwha Life Insurance Co. Ltd.	Insurance	13,902	31,226
Hanwha Solutions Corp.	Chemicals	4,088	180,259
HDC Hyundai Development Co-Engineering & Construction	Construction & Engineering	2,352	56,510
[a] Helixmith Co. Ltd.	Biotechnology	1,515	46,023
Hite Jinro Co. Ltd.	Beverages	1,554	45,563
[a] HLB Inc.	Leisure Products	2,226	189,547
Hotel Shilla Co. Ltd.	Specialty Retail	1,568	118,794
Hyundai Department Store Co. Ltd.	Multiline Retail	742	48,770
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	3,710	127,902
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	938	158,881
Hyundai Heavy Industries Holdings Co. Ltd.	Machinery	518	135,186
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	3,094	64,797
Hyundai Mipo Dockyard Co. Ltd.	Machinery	1,036	45,777
Hyundai Mobis Co. Ltd.	Auto Components	3,290	773,815
[a] Hyundai Motor Co.	Automobiles	7,140	1,261,972
Hyundai Steel Co.	Metals & Mining	3,850	140,348
Hyundai Wia Corp.	Auto Components	784	38,612
[a] Industrial Bank of Korea	Banks	11,774	95,813
[a] Kakao Corp.	Interactive Media & Services	2,758	988,899

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Kangwon Land Inc.	Hotels, Restaurants & Leisure	5,474	118,419
[a] KB Financial Group Inc.	Banks	19,796	790,892
KCC Corp.	Chemicals	238	43,271
KEPCO Plant Service and Engineering Co. Ltd.	Commercial Services & Supplies	1,064	29,090
Kia Motors Corp.	Automobiles	13,132	754,338
Korea Aerospace Industries Ltd.	Aerospace & Defense	3,304	78,471
[a] Korea Electric Power Corp.	Electric Utilities	13,020	328,407
Korea Gas Corp.	Gas Utilities	1,302	37,036
Korea Investment Holdings Co. Ltd.	Capital Markets	1,932	140,503
[a] Korea Shipbuilding & Offshore Engineering Co Ltd.	Machinery	2,184	218,139
Korea Zinc Co. Ltd.	Metals & Mining	504	186,280
[a] Korean Air Lines Co. Ltd.	Airlines	4,424	110,773
[a] KT&G Corp.	Tobacco	5,656	432,674
Kumho Petrochemical Co. Ltd.	Chemicals	882	117,730
LG Chem Ltd.	Chemicals	2,329	1,766,635
LG Corp.	Industrial Conglomerates	4,592	369,879
	Electronic Equipment, Instruments &
[a] LG Display Co. Ltd.	Components	11,438	195,319
[a] LG Electronics Inc.	Household Durables	5,502	683,761
LG Household & Health Care Ltd.	Personal Products	444	662,138
	Electronic Equipment, Instruments &
LG Innotek Co. Ltd.	Components	714	119,953
LG Uplus Corp.	Diversified Telecommunication Services	10,976	118,722
Lotte Chemical Corp.	Chemicals	756	192,080
Lotte Chilsung Beverage Co. Ltd.	Beverages	182	18,178
Lotte Corp.	Industrial Conglomerates	1,344	43,674
LOTTE Fine Chemical Co. Ltd.	Chemicals	882	44,819
Lotte Shopping Co. Ltd.	Multiline Retail	574	54,161
LS Corp.	Electrical Equipment	882	57,972
Mando Corp.	Auto Components	1,666	90,178
Medytox Inc.	Biotechnology	221	35,603
Mirae Asset Daewoo Co. Ltd.	Capital Markets	6,804	28,561
Mirae Asset Daewood Co. Ltd.	Capital Markets	17,864	155,239
Naver Corp.	Interactive Media & Services	6,762	1,820,754
NCSoft Corp.	Entertainment	854	731,910
[a,b] Netmarble Corp	Entertainment	868	105,074
NH Investment & Securities Co. Ltd.	Capital Markets	6,566	68,301
[a] NHN Corp.	Entertainment	490	33,650
Nongshim Co. Ltd.	Food Products	168	46,396
[a] OCI Co. Ltd.	Chemicals	910	77,907
Orion Corp.	Food Products	1,106	126,249
Ottogi Corp.	Food Products	70	37,181
Paradise Co. Ltd.	Hotels, Restaurants & Leisure	2,338	32,930
POSCO	Metals & Mining	3,486	872,864
[a] POSCO Chemical Co. Ltd.	Construction Materials	1,146	109,716
[a] Posco Chemical Co. Ltd., rts., 1/14/21	Construction Materials	204	5,718
Posco International Corp.	Trading Companies & Distributors	2,478	33,191
S-1 Corp.	Commercial Services & Supplies	966	75,587
S-Oil Corp.	Oil, Gas & Consumable Fuels	2,100	133,775
[a,b] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	678	515,537
Samsung C&T Corp.	Industrial Conglomerates	4,270	542,447
Samsung Card Co. Ltd.	Consumer Finance	1,512	45,236
	Electronic Equipment, Instruments &
Samsung Electro-Mechanics Co. Ltd.	Components	2,842	465,687
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	103,824	7,741,640
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	7,966	97,164
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	1,680	289,975
[a] Samsung Heavy Industries Co. Ltd.	Machinery	22,428	145,349
Samsung Life Insurance Co. Ltd.	Insurance	3,248	236,506
	Electronic Equipment, Instruments &
[a] Samsung SDI Co. Ltd.	Components	2,688	1,553,957
Samsung SDS Co. Ltd.	IT Services	1,624	266,854
Samsung Securities Co. Ltd.	Capital Markets	3,248	120,944

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Shinhan Financial Group Co. Ltd.	Banks	25,410	749,692
Shinsegae Co. Ltd.	Multiline Retail	350	77,166
[a] SillaJen Inc.	Biotechnology	1,616	18,000
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	798	124,148
SK Holdings Co. Ltd.	Industrial Conglomerates	1,596	353,344
	Semiconductors & Semiconductor
[a] SK Hynix Inc.	Equipment	26,418	2,881,831
SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	2,758	482,390
SK Networks Co. Ltd.	Trading Companies & Distributors	6,972	31,160
SK Telecom Co. Ltd.	Wireless Telecommunication Services	1,344	294,460
SKC Co. Ltd.	Chemicals	966	83,590
Ssangyong Cement Industrial Co. Ltd.	Construction Materials	5,292	32,542
[a] Woori Financial Group Inc.	Banks	25,956	232,488
Yuhan Corp.	Pharmaceuticals	2,439	168,617
Total Common Stocks (Cost $32,963,882)			40,470,131
Preferred Stocks 4.2%
South Korea 4.2%
[c] Amorepacific Corp., 1.621%, pfd.	Personal Products	532	30,364
[c] CJ CheilJedang Corp., 2.119%, pfd.	Food Products	70	10,794
[c] Hyundai Motor Co., 3.446%, pfd.	Automobiles	1,134	92,386
[c] Hyundai Motor Co., 3.460%, pfd. 2	Automobiles	1,792	147,807
[c] LG Chem Ltd., 0.537%, pfd.	Chemicals	392	137,667
[c] LG Electronics, Inc., 1.254%, pfd.	Household Durables	882	51,801
[c] LG Household & Health Care Ltd., 1.539%, pfd.	Personal Products	112	74,027
	Technology Hardware, Storage &
[c] Samsung Electronics Co. Ltd., 1.443%, pfd.	Peripherals	18,186	1,232,155
[c] Samsung Fire & Marine Insurance Co. Ltd., 5.948%, pfd.	Insurance	140	18,430
Total Preferred Stocks (Cost $1,272,674)			1,795,431
Total Investments (Cost $34,236,556) 98.9%			42,265,562

Other Assets, less Liabilities 1.1%			476,239
Net Assets 100.0%			$42,741,801

aNon-income producing. bSecurity exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2020, these securities had a total value of $620,611 or 1.5% of net assets. cVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Kospi 200 Mini	Long	17	$304,507	1/14/21	$11,271
Kospi 200 Mini	Long	5	89,685	2/10/21	2,421
Total Futures Contracts					$13,692
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Switzerland ETF	Industry	Shares	Value
Common Stocks 99.0%
Switzerland 99.0%
ABB Ltd.	Electrical Equipment	34,884	$975,150
Adecco Group AG	Professional Services	2,889	193,352
[a] Alcon Inc.	Health Care Equipment & Supplies	8,595	572,125
Baloise Holding AG	Insurance	837	149,135
Banque Cantonale Vaudoise	Banks	531	57,849
Barry Callebaut AG	Food Products	54	128,532
Chocoladefabriken Lindt & Spruengli AG	Food Products	38	370,994
Cie Financiere Richemont SA	Textiles, Apparel & Luxury Goods	9,873	894,428
Clariant AG	Chemicals	4,239	90,252
Credit Suisse Group AG	Capital Markets	43,749	564,216
DKSH Holding AG	Professional Services	666	50,141
EMS-Chemie Holding AG	Chemicals	135	130,273
[a] Flughafen Zurich AG	Transportation Infrastructure	360	63,574
Geberit AG	Building Products	666	417,554
Georg Fischer AG	Machinery	81	104,463
Givaudan AG	Chemicals	175	738,447
Helvetia Holding AG	Insurance	648	68,469
Julius Baer Group Ltd.	Capital Markets	4,059	234,186
Kuehne + Nagel International AG	Marine	936	212,624
[a] LafargeHolcim Ltd., B	Construction Materials	9,594	527,700
	Technology Hardware, Storage &
Logitech International SA	Peripherals	2,754	267,689
Lonza Group AG	Life Sciences Tools & Services	1,440	926,604
Nestle SA	Food Products	46,296	5,460,514
Novartis AG	Pharmaceuticals	36,144	3,420,381
OC Oerlikon Corp. AG	Machinery	3,573	36,985
Partners Group Holding AG	Capital Markets	423	497,675
PSP Swiss Property AG	Real Estate Management & Development	810	108,403
Roche Holding AG	Pharmaceuticals	443	155,359
Roche Holding AG	Pharmaceuticals	11,637	4,067,914
Schindler Holding AG	Machinery	351	94,664
Schindler Holding AG, PC	Machinery	765	206,492
SGS SA	Professional Services	108	326,217
[a] SIG Combibloc Group AG	Containers & Packaging	5,976	138,862
Sika AG	Chemicals	2,628	718,876
[a] Sonova Holding AG	Health Care Equipment & Supplies	981	255,252
Straumann Holding AG	Health Care Equipment & Supplies	189	220,548
Sulzer AG	Machinery	324	34,125
Swatch Group AG	Textiles, Apparel & Luxury Goods	540	147,531
Swatch Group AG	Textiles, Apparel & Luxury Goods	819	43,324
Swiss Life Holding AG	Insurance	594	277,126
Swiss Prime Site AG	Real Estate Management & Development	1,413	138,910
Swiss Re AG	Insurance	5,256	495,543
Swisscom AG	Diversified Telecommunication Services	477	257,454
Temenos AG	Software	1,134	158,628
UBS Group AG	Capital Markets	65,295	921,125
[a,b]VAT Group AG, Reg S	Machinery	477	119,149
Vifor Pharma AG	Pharmaceuticals	972	152,846
Zurich Insurance Group AG	Insurance	2,961	1,251,127
Total Investments (Cost $25,448,438) 99.0%			27,442,787

Other Assets, less Liabilities 1.0%			277,296
Net Assets 100.0%			$27,720,083

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the value of this security was $119,149, representing 0.4% of net assets.

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Swiss Mid Cap	Long	6	$194,264	3/19/21	$7,052

*	As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE Taiwan ETF	Industry	Shares	Value
Common Stocks 99.8%
China 1.4%
Airtac International Group	Machinery	4,500	$144,138
	Semiconductors & Semiconductor
Silergy Corp.	Equipment	1,860	159,535
			303,673
Taiwan 98.4%
Accton Technology Corp.	Communications Equipment	16,000	179,942
	Technology Hardware, Storage &
Acer Inc.	Peripherals	87,000	73,228
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	12,098	150,698
	Semiconductors & Semiconductor
ASE Industrial Holding Co. Ltd.	Equipment	104,000	300,918
Asia Cement Corp.	Construction Materials	72,000	110,698
	Semiconductors & Semiconductor
ASMedia Technology Inc.	Equipment	1,200	67,051
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	21,600	192,569
	Electronic Equipment, Instruments &
[a] AU Optronics Corp.	Components	267,000	133,034
Capital Securities Corp.	Capital Markets	66,000	31,828
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	22,000	161,293
Cathay Financial Holding Co. Ltd.	Insurance	254,000	381,931
Chailease Holding Co. Ltd.	Diversified Financial Services	39,523	236,311
Chang Hwa Commercial Bank Ltd.	Banks	199,560	127,486
Cheng Shin Rubber Industry Co. Ltd.	Auto Components	57,000	89,360
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	17,030	52,245
[a] China Airlines Ltd.	Airlines	78,000	33,451
China Development Financial Holding Corp.	Insurance	429,000	141,992
China Life Insurance Co. Ltd.	Insurance	93,400	73,795
[a] China Motor Corp.	Automobiles	9,000	16,208
China Steel Corp.	Metals & Mining	384,000	338,245
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	114,000	442,238
	Technology Hardware, Storage &
Compal Electronics Inc.	Peripherals	126,000	92,825
CTBC Financial Holding Co. Ltd.	Banks	559,000	391,925
	Electronic Equipment, Instruments &
Delta Electronics Inc.	Components	66,000	617,766
E.Sun Financial Holding Co. Ltd.	Banks	367,600	334,265
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	6,000	90,220
	Semiconductors & Semiconductor
[a] ENNOSTAR Inc	Equipment	30,000	44,202
Eternal Materials Co. Ltd.	Chemicals	30,630	39,844
EVA Airways Corp.	Airlines	72,000	33,696
[a] Evergreen Marine Corp. Taiwan Ltd.	Marine	74,035	107,240
Far Eastern International Bank	Banks	64,732	24,996
Far Eastern New Century Corp.	Industrial Conglomerates	123,000	126,730
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	48,000	104,548
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	13,200	93,722
First Financial Holding Co. Ltd.	Banks	311,910	237,002
Formosa Chemicals & Fibre Corp.	Chemicals	75,000	226,084
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	42,000	149,178
Formosa Plastics Corp.	Chemicals	150,000	514,627
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	30,000	33,152
	Electronic Equipment, Instruments &
Foxconn Technology Co. Ltd.	Components	34,000	64,617
Fubon Financial Holding Co. Ltd.	Insurance	228,000	379,351

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

	Electronic Equipment, Instruments &
Genius Electronic Optical Co. Ltd.	Components	2,500	50,448
Giant Manufacturing Co. Ltd.	Leisure Products	9,000	88,085
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	6,300	158,744
Hiwin Technologies Corp.	Machinery	8,240	112,758
	Electronic Equipment, Instruments &
Hon Hai Precision Industry Co. Ltd.	Components	332,000	1,087,052
Hotai Motor Co. Ltd.	Specialty Retail	9,780	223,807
	Technology Hardware, Storage &
[a] HTC Corp.	Peripherals	15,000	16,416
Hua Nan Financial Holdings Co. Ltd.	Banks	294,464	191,258
	Electronic Equipment, Instruments &
Innolux Corp.	Components	261,000	130,974
	Technology Hardware, Storage &
Inventec Corp.	Peripherals	93,000	79,436
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	2,920	332,031
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	67,000	118,749
	Semiconductors & Semiconductor
MediaTek Inc.	Equipment	45,000	1,196,348
Mega Financial Holding Co. Ltd.	Banks	334,000	354,232
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	19,000	89,597
momo.com Inc.	Internet & Direct Marketing Retail	1,300	29,472
Nan Ya Plastics Corp.	Chemicals	174,000	445,249
	Semiconductors & Semiconductor
Nanya Technology Corp.	Equipment	24,000	74,140
Nien Made Enterprise Co. Ltd.	Household Durables	4,000	46,409
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	17,500	229,821
[a] OBI Pharma Inc.	Biotechnology	4,194	20,748
	Semiconductors & Semiconductor
Parade Technologies Ltd.	Equipment	2,000	79,009
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	60,000	143,711
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	81,000	90,519
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	21,000	70,927
President Chain Store Corp.	Food & Staples Retailing	17,000	161,239
	Technology Hardware, Storage &
Quanta Computer Inc.	Peripherals	80,000	230,337
	Semiconductors & Semiconductor
Realtek Semiconductor Corp.	Equipment	14,000	194,569
Shin Kong Financial Holding Co. Ltd.	Insurance	363,530	113,983
SinoPac Financial Holdings Co. Ltd.	Banks	324,040	132,047
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	42,000	70,254
Taishin Financial Holding Co. Ltd.	Banks	322,195	151,935
Taiwan Business Bank	Banks	154,050	53,346
Taiwan Cement Corp.	Construction Materials	160,352	246,537
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	296,460	214,711
Taiwan Fertilizer Co. Ltd.	Chemicals	24,000	46,295
[a] Taiwan Glass Industry Corp.	Building Products	51,000	35,394
Taiwan High Speed Rail Corp.	Transportation Infrastructure	63,000	71,076
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	50,000	175,991
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	9,000	28,411
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	261,000	4,923,126
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	54,000	53,139
	Electronic Equipment, Instruments &
[a] TPK Holding Co. Ltd.	Components	10,000	16,478

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

	Technology Hardware, Storage &
Transcend Information Inc.	Peripherals	6,000	13,880
U-Ming Marine Transport Corp.	Marine	12,000	15,759
Uni-President Enterprises Corp.	Food Products	147,000	353,139
	Electronic Equipment, Instruments &
Unimicron Technology Corp.	Components	39,000	121,311
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	354,000	594,032
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	27,000	111,467
Walsin Lihwa Corp.	Electrical Equipment	96,000	65,941
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	15,000	123,051
Wan Hai Lines Ltd.	Marine	24,000	45,185
	Semiconductors & Semiconductor
Win Semiconductors Corp.	Equipment	12,000	147,768
	Technology Hardware, Storage &
Wistron Corp.	Peripherals	84,000	92,676
	Technology Hardware, Storage &
Wiwynn Corp.	Peripherals	2,500	62,638
	Electronic Equipment, Instruments &
Yageo Corp.	Components	13,500	248,879
Yuanta Financial Holding Co. Ltd.	Diversified Financial Services	361,560	264,434
[a] Yulon Motor Co. Ltd.	Automobiles	17,165	28,651
Yulon Nissan Motor Co. Ltd.	Automobiles	1,000	9,218
	Electronic Equipment, Instruments &
Zhen Ding Technology Holding Ltd.	Components	18,000	73,030
			21,790,378
Total Investments (Cost $14,250,537) 99.8%			22,094,051

Other Assets, less Liabilities 0.2%			34,753
Net Assets 100.0%			$22,128,804

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin FTSE United Kingdom ETF	Industry	Shares	Value
Common Stocks 99.7%
Australia 4.8%
[a] Glencore PLC	Metals & Mining	551,320	$1,755,950
Rio Tinto PLC	Metals & Mining	55,550	4,153,592
			5,909,542
Germany 0.7%
[a,b,c] Just Eat Takeaway.com NV, 144A, Reg S	Internet & Direct Marketing Retail	6,050	683,106
[d] TUI AG	Hotels, Restaurants & Leisure	22,550	141,300
			824,406
Ireland 2.9%
CRH PLC	Construction Materials	40,040	1,673,724
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	6,490	1,340,484
Smurfit Kappa Group PLC	Containers & Packaging	13,090	614,816
			3,629,024
Kazakhstan 0.1%
KAZ Minerals PLC	Metals & Mining	11,440	103,210
Russia 0.5%
Evraz PLC	Metals & Mining	29,810	192,171
Polymetal International PLC	Metals & Mining	17,710	407,795
			599,966
Switzerland 0.3%
[a] Coca-Cola HBC AG	Beverages	10,010	325,249
United Arab Emirates 0.0%†
[a] NMC Health PLC	Health Care Providers & Services	3,705	—
United Kingdom 90.4%
3i Group PLC	Capital Markets	48,620	769,619
Admiral Group PLC	Insurance	10,560	419,481
Anglo American PLC	Metals & Mining	62,810	2,081,629
Antofagasta PLC	Metals & Mining	17,930	353,058
Ashmore Group PLC	Capital Markets	23,210	136,806
Ashtead Group PLC	Trading Companies & Distributors	22,880	1,075,262
[a] Associated British Foods PLC	Food Products	17,710	548,084
AstraZeneca PLC	Pharmaceuticals	67,210	6,728,754
Auto Trader Group PLC	Interactive Media & Services	48,180	392,523
Avast PLC	Software	28,490	209,326
AVEVA Group PLC	Software	5,728	250,713
Aviva PLC	Insurance	200,200	889,953
B&M European Value Retail SA	Multiline Retail	44,110	311,249
BAE Systems PLC	Aerospace & Defense	165,000	1,102,472
[a] Barclays PLC	Banks	883,520	1,771,494
[a] Barratt Developments PLC	Household Durables	51,700	473,498
Bellway PLC	Household Durables	6,270	253,266
BHP Group PLC	Metals & Mining	106,260	2,796,102
BP PLC	Oil, Gas & Consumable Fuels	1,014,090	3,532,062
British American Tobacco PLC	Tobacco	116,710	4,320,253
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	47,190	315,436
BT Group PLC	Diversified Telecommunication Services	444,730	803,979
Bunzl PLC	Trading Companies & Distributors	17,160	573,051
[a] Burberry Group PLC	Textiles, Apparel & Luxury Goods	20,790	508,556
[a] Centrica PLC	Multi-Utilities	298,320	190,029
Compass Group PLC	Hotels, Restaurants & Leisure	91,080	1,696,959
ConvaTec Group PLC	Health Care Equipment & Supplies	82,390	224,345
Croda International PLC	Chemicals	6,930	624,836
DCC PLC	Industrial Conglomerates	5,060	358,150
	Equity Real Estate Investment Trusts
Derwent London PLC	(REITs)	5,170	218,798
Diageo PLC	Beverages	117,260	4,613,103

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Direct Line Insurance Group PLC	Insurance	69,740	304,106
[a] DS Smith PLC	Containers & Packaging	65,230	334,016
easyJet PLC	Airlines	11,550	131,043
[a] Entain PLC	Hotels, Restaurants & Leisure	30,030	465,296
Experian PLC	Professional Services	46,420	1,762,112
Ferguson PLC	Trading Companies & Distributors	11,550	1,402,629
Fresnillo PLC	Metals & Mining	9,570	147,758
GlaxoSmithKline PLC	Pharmaceuticals	252,010	4,622,987
	Electronic Equipment, Instruments &
Halma PLC	Components	19,360	648,107
Hargreaves Lansdown PLC	Capital Markets	18,260	380,648
Hikma Pharmaceuticals PLC	Pharmaceuticals	8,690	299,108
[a] Hiscox Ltd.	Insurance	17,050	231,666
HomeServe PLC	Commercial Services & Supplies	14,190	198,819
[a] Howden Joinery Group PLC	Trading Companies & Distributors	29,480	277,893
[a] HSBC Holdings PLC	Banks	1,042,030	5,396,348
IMI PLC	Machinery	13,640	217,216
Imperial Brands PLC	Tobacco	48,070	1,008,966
[a] Informa PLC	Media	77,330	580,327
[a] InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	9,240	592,376
Intermediate Capital Group PLC	Capital Markets	14,410	339,983
International Consolidated Airlines Group SA	Airlines	57,970	126,629
Intertek Group PLC	Professional Services	8,250	636,944
[a] ITV PLC	Media	193,270	282,155
J Sainsbury PLC	Food & Staples Retailing	84,700	261,085
[a] JD Sports Fashion PLC	Specialty Retail	22,220	261,213
Johnson Matthey PLC	Chemicals	9,790	324,524
[a] Kingfisher PLC	Specialty Retail	109,450	404,553
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	36,410	335,355
Legal & General Group PLC	Insurance	304,810	1,109,148
[a] Lloyds Banking Group PLC	Banks	3,595,790	1,791,122
London Stock Exchange Group PLC	Capital Markets	16,170	1,991,090
M&G PLC	Diversified Financial Services	132,880	359,557
[a] Meggitt PLC	Aerospace & Defense	39,710	253,223
[a] Melrose Industries PLC	Electrical Equipment	245,850	598,363
Mondi PLC	Paper & Forest Products	24,970	586,912
National Grid PLC	Multi-Utilities	179,300	2,120,063
[a] Natwest Group PLC	Banks	232,210	532,154
[a] Next PLC	Multiline Retail	6,490	628,635
[a] Ocado Group PLC	Internet & Direct Marketing Retail	25,080	784,054
Pearson PLC	Media	38,830	361,147
Pennon Group PLC	Water Utilities	21,450	278,550
Persimmon PLC	Household Durables	16,390	619,927
Phoenix Group Holdings PLC	Insurance	27,610	264,417
Prudential PLC	Insurance	133,540	2,458,846
Quilter PLC	Capital Markets	89,320	187,539
Reckitt Benckiser Group PLC	Household Products	32,230	2,882,194
RELX PLC	Professional Services	94,930	2,326,029
	Electronic Equipment, Instruments &
[a] Renishaw PLC	Components	1,760	138,576
[a] Rentokil Initial PLC	Commercial Services & Supplies	94,820	660,514
[a] Rightmove PLC	Interactive Media & Services	44,220	393,386
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	381,700	580,463
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	209,770	3,721,376
Royal Dutch Shell Plc, B	Oil, Gas & Consumable Fuels	189,640	3,264,721
RSA Insurance Group PLC	Insurance	52,800	488,913
Schroders PLC	Capital Markets	5,720	260,918
	Equity Real Estate Investment Trusts
Segro PLC	(REITs)	60,720	786,519
Severn Trent PLC	Water Utilities	12,100	378,603
Smith & Nephew PLC	Health Care Equipment & Supplies	44,660	921,824
Smiths Group PLC	Industrial Conglomerates	20,240	416,251
Spirax-Sarco Engineering PLC	Machinery	3,740	577,445

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

SSE PLC	Electric Utilities	53,570	1,098,412
St. James's Place Capital PLC	Capital Markets	26,950	417,573
[a] Standard Chartered PLC	Banks	132,110	841,358
Standard Life Aberdeen PLC	Capital Markets	111,320	428,051
Tate & Lyle PLC	Food Products	23,870	220,051
[a] Taylor Wimpey PLC	Household Durables	184,910	419,080
Tesco PLC	Food & Staples Retailing	494,450	1,564,005
The Berkeley Group Holdings PLC	Household Durables	5,940	385,035
The Sage Group PLC	Software	55,770	443,686
[a] Travis Perkins PLC	Trading Companies & Distributors	12,870	236,973
Unilever PLC	Personal Products	130,130	7,812,539
United Utilities Group PLC	Water Utilities	34,870	426,606
Vodafone Group PLC	Wireless Telecommunication Services	1,369,610	2,264,224
[a] Weir Group PLC	Machinery	13,200	358,980
[a] Whitbread PLC	Hotels, Restaurants & Leisure	10,450	442,823
William Morrison Supermarkets PLC	Food & Staples Retailing	115,060	278,938
WPP PLC	Media	61,270	670,024
			111,547,545
Total Common Stocks (Cost $127,719,320)			122,938,942
Short Term Investments 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
United States 0.1%
[e,f] Institutional Fiduciary Trust Portfolio, 0.00%	Money Market Funds	82,196	82,196
Total Investments (Cost $127,801,516) 99.8%			123,021,138

Other Assets, less Liabilities 0.2%			302,627
Net Assets 100.0%			$123,323,765

+Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the value of this security was $683,106, representing 0.6% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the value of this security was $683,106, representing 0.6% of net assets.

dA portion or all of the security is on loan at December 31, 2020.

eThe rate shown is the annualized seven-day effective yield at period end.

fSee Note 5 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
FTSE 100 Index	Long	3	$263,274	3/19/21	$(3,353)
*As of period end.
Abbreviations
Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin Liberty High Yield Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 96.8%
Airlines 0.8%
[a] Delta Air Lines Inc./SkyMiles IP Ltd., senior secured note, 144A, 4.75%,
10/20/28	United States	1,200,000	$1,310,788
[a] Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
senior secured note, first lien, 144A, 6.50%, 6/20/27	United States	500,000	538,438
			1,849,226
Automobiles & Components 3.4%
[a] Adient U.S. LLC, senior secured note, 144A, 7.00%, 5/15/26	United States	1,700,000	1,851,895
[a] Allison Transmission Inc., senior bond, 144A, 3.75%, 1/30/31	United States	1,000,000	1,025,000
Dana Inc., senior note, 5.625%, 6/15/28	United States	1,400,000	1,509,711
[a] Navistar International Corp., senior note, 144A, 6.625%, 11/01/25	United States	400,000	419,560
The Goodyear Tire and Rubber Co.,
senior bond, 4.875%, 3/15/27	United States	1,300,000	1,331,687
senior note, 9.50%, 5/31/25	United States	1,500,000	1,697,325
			7,835,178
Capital Goods 9.5%
[a] ATS Automation Tooling Systems Inc., senior note, 144A, 4.125%,
12/15/28	Canada	2,000,000	2,040,000
[a] Beacon Roofing Supply Inc., senior note, 144A, 4.875%, 11/01/25	United States	1,500,000	1,538,347
[a] Cemex SAB de CV, senior secured note, 144A, 5.200%, 5.20%, 9/17/30	Mexico	1,200,000	1,317,300
[a] Cornerstone Building Brands Inc., senior note, 144A, 6.125%, 1/15/29	United States	300,000	319,313
[a] Harsco Corp., senior note, 144A, 5.75%, 7/31/27	United States	1,100,000	1,165,312
Jeld-Wen Inc.,
[a] senior bond, 144A, 4.875%, 12/15/27	United States	1,600,000	1,696,000
[a] senior note, 144A, 4.625%, 12/15/25	United States	500,000	512,078
[a] NCI Building Systems Inc., senior secured note, 144A, 8.00%, 4/15/26	United States	2,500,000	2,634,375
[a] Stericycle Inc., Senior note, 144A, 3.875%, 1/15/29	United States	1,800,000	1,851,750
[a] Summit Materials LLC/Summit Materials Finance Corp., senior note, 144A,
5.25%, 1/15/29	United States	900,000	946,125
[a] The Manitowoc Co. Inc., secured note, second lien, 144A, 9.00%, 4/01/26	United States	2,200,000	2,380,125
[a] TransDigm Inc., senior secured note, 144A, 6.25%, 3/15/26	United States	3,100,000	3,305,390
[a] Vertical Holdco GmbH, 144A, 7.625%, 7/15/28	Germany	300,000	327,563
[a] Vertical U.S. Newco Inc., senior note, 144A, 5.25%, 7/15/27	Germany	600,000	637,125
WESCO Distribution Inc.,
[a] senior note, 144A, 7.125%, 6/15/25	United States	500,000	550,577
[a] senior note, 144A, 7.25%, 6/15/28	United States	400,000	455,478
			21,676,858
Commercial & Professional Services 3.0%
[a] Ahern Rentals Inc., secured note, senior lien, 144A, 7.375%, 5/15/23	United States	1,500,000	1,099,687
[a] H&E Equipment Services Inc,, senior note, 144A, 3.875%, 12/15/28	United States	1,300,000	1,311,414
[a] Herc Holdings Inc., senior note, 144A, 5.50%, 7/15/27	United States	1,600,000	1,699,000
[a] MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	2,200,000	2,153,250
[a] Prime Security Services Borrower LLC/Prime Finance Inc., senior secured
note, first lien, 144A, 3.375%, 8/31/27	United States	600,000	596,250
			6,859,601
Consumer Durables & Apparel 2.5%
[a] Ashton Woods USA LLC/Ashton Woods Finance Co., senior note, 144A,
9.875%, 4/01/27	United States	2,400,000	2,705,544
[a] Williams Scotsman International Inc., senior secured note, 144A, 4.625%,
8/15/28	United States	2,900,000	3,006,937
			5,712,481
Consumer Services 5.3%
[a] 1011778 BC ULC/New Red Finance Inc., senior secured bond, second lien,
144A, 4.00%, 10/15/30	Canada	1,600,000	1,624,656
[a,b] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	800,000	6,080
[a] Boyd Gaming Corp., senior note, 144A, 8.625%, 6/01/25	United States	1,200,000	1,336,128
[a] Carnival Corp., senior note,144A, 7.625%, 3/01/26	Panama	700,000	763,955

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Downstream Development Authority of the Quapaw Tribe of Oklahoma,
secured note, 144A, 10.50%, 2/15/23	United States	100,000	101,865
[a] Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	400,000	397,628
[a] International Game Technology PLC, senior secured note, first lien, 144A,
5.25%, 1/15/29	United States	400,000	431,642
[a] Melco Resorts Finance Ltd., senior note, 144A, 5.75%, 7/21/28	Hong Kong	1,200,000	1,280,100
[a] NCL Corp. Ltd., senior note, 144A, 5.875%, 3/15/26	Bermuda	500,000	527,813
[a] Vail Resorts Inc., senior note, 144A, 6.25%, 5/15/25	United States	800,000	855,000
[a] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A,
5.50%, 3/01/25	United States	2,300,000	2,407,341
[a] Wynn Macau Ltd., senior note, 144A, 5.625%, 8/26/28	Cayman Islands	800,000	839,944
[a] Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., senior note,
144A, 7.75%, 4/15/25	United States	1,300,000	1,410,454
			11,982,606
Diversified Financials 7.8%
[a] Five Point Operating Co. LP/Five Point Capital Corp., senior note, 144A,
7.875%, 11/15/25	United States	2,000,000	2,120,850
[a] Global Net Lease Inc / Global Net Lease Operating Partnership LP, senior
note, 144A, 3.75%, 12/15/27	United States	1,300,000	1,342,767
[a] HAT Holdings I LLC/HAT Holdings II LLC, senior note, 144A, 6.00%,
4/15/25	United States	200,000	214,250
[a] MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer
Inc., senior note, 144A, 3.875%, 2/15/29	United States	500,000	512,188
MPT Operating Partnership LP/MPT Finance Corp.,
senior bond, 3.50%, 3/15/31	United States	1,500,000	1,551,562
senior bond, 5.00%, 10/15/27	United States	1,400,000	1,491,735
[a] Park Intermediate Holdings LLC/PK Domestic Property LLC/ PK Finance
Co-Issuer, senior note, 144A, 5.875%, 10/01/28	United States	1,900,000	2,027,062
[a] PennyMac Financial Services Inc., senior note, 144A, 5.375%, 10/15/25	United States	1,500,000	1,588,125
Quicken Loans LLC/Quicken Loans Co.-Issuer Inc.,
[a] senior bond, 144A, 3.875%, 3/01/31	United States	1,400,000	1,456,000
[a] senior note, 144A, 3.625%, 3/01/29	United States	600,000	613,125
Springleaf Finance Corp.,
senior bond, 5.375%, 11/15/29	United States	1,600,000	1,804,000
senior note, 6.625%, 1/15/28	United States	900,000	1,070,271
[a] The Howard Hughes Corp., senior note, 144A, 5.375%, 8/01/28	United States	500,000	538,688
[a] United Shore Financial Services LLC, senior note, 144A, 5.50%, 11/15/25	United States	1,400,000	1,478,750
			17,809,373
Energy 14.6%
[a] Antero Resources Corp., senior note, 144A, 8.375%, 7/15/26	United States	300,000	306,957
Apache Corp.,
senior note, 4.625%, 11/15/25	United States	400,000	420,500
[c] senior note, Reg S, 4.875%, 11/15/27	United States	1,400,000	1,486,100
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior
note, 7.75%, 4/15/23	United States	1,400,000	1,370,103
Cenovus Energy Inc.,
senior bond, 5.40%, 6/15/47	Canada	100,000	117,395
senior bond, 6.75%, 11/15/39	Canada	1,100,000	1,454,349
senior note, 5.375%, 7/15/25	Canada	400,000	451,244
Cheniere Energy Inc., 4.625%, 4.625%, 10/15/28	United States	2,400,000	2,523,000
Cheniere Energy Partners LP,
senior note, 4.50%, 10/01/29	United States	1,900,000	2,012,613
senior secured note, first lien, 5.25%, 10/01/25	United States	600,000	616,350
Comstock Resources Inc., senior note, 9.75%, 8/15/26	United States	2,600,000	2,791,750
[a] Continental Resources Inc./OK, senior bond, 144A, 5.75%, 1/15/31	United States	1,000,000	1,111,855
[a] Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 144A, 5.625%, 5/01/27	United States	1,600,000	1,587,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
senior note, 5.75%, 4/01/25	United States	600,000	612,000
[a] CSI Compressco LP/CSI Compressco Finance Inc., senior secured note,
first lien, 144A, 7.50%, 4/01/25	United States	1,100,000	1,043,510
[a] CVR Energy Inc., senior note, 144A, 5.25%, 2/15/25	United States	2,500,000	2,417,187
Endeavor Energy Resources LP/EER Finance Inc.,

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] senior bond, 144A, 5.75%, 1/30/28	United States	800,000	864,160
[a] senior note, 144A, 6.625%, 7/15/25	United States	500,000	535,780
EnLink Midstream LLC, senior bond, 5.375%, 6/01/29	United States	1,100,000	1,071,812
EnLink Midstream Partners LP, senior note, 4.15%, 6/01/25	United States	1,900,000	1,866,750
EQT Corp., senior note, 6.125% to 8/01/20, 7.875% thereafter, 2/01/25	United States	2,000,000	2,280,290
Martin Midstream Partners LP,
[a] senior note, second lien, 144A, 11.50%, 2/28/25	United States	86,248	83,445
[a] senior secured note, 144A, 10.00%, 2/29/24	United States	18,992	19,419
[a] Nabors Industries Ltd., senior note, 144A, 7.25%, 1/15/26	United States	1,100,000	773,350
Occidental Petroleum Corp.,
senior bond, 6.45%, 9/15/36	United States	300,000	314,550
senior bond, 6.625%,9/01/30	United States	200,000	217,450
senior bond, 8.875%, 7/15/30	United States	900,000	1,058,062
senior note, FRN, 1.671%, 8/15/22	United States	100,000	98,039
senior note, 5.55%, 3/15/26	United States	1,000,000	1,045,360
senior note, 6.125%,1/01/31	United States	600,000	643,620
QEP Resources Inc., senior note, 5.625%, 3/01/26	United States	500,000	549,213
Sunoco LP/Sunoco Finance Corp.,
[a] senior note, 144A, 4.50%, 5/15/29	United States	800,000	833,500
senior note, 6.00%, 4/15/27	United States	500,000	532,135
[a] Viper Energy Partners LP, senior note, 144A, 5.375%, 11/01/27	United States	200,000	209,338
			33,318,186
Food, Beverage & Tobacco 3.3%
[a] Chobani LLC / Chobani Finance Corp Inc., first lien, 144A, 4.625%,
11/15/28	United States	1,300,000	1,322,750
[a] JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., senior bond,
144A, 5.50%, 1/15/30	United States	1,600,000	1,840,416
Kraft Heinz Foods Co.,
6.75%, 3/15/32	United States	1,100,000	1,461,625
[a] senior bond, 144A, 4.25%, 3/01/31	United States	500,000	557,682
[a] senior note, 144A, 3.875%, 5/15/27	United States	300,000	323,527
[a] Post Holdings Inc., senior bond, 144A, 4.625%, 4/15/30	United States	1,800,000	1,895,778
			7,401,778
Health Care Equipment & Services 4.3%
Centene Corp., senior note, 4.25%, 12/15/27	United States	1,700,000	1,805,936
[a] CHS/Community Health Systems Inc., senior secured note, 144A, 6.00%,
1/15/29	United States	800,000	865,208
HCA Inc., senior bond, 3.50%, 9/01/30	United States	2,300,000	2,444,567
[a] MEDNAX Inc., senior note, 144A, 6.25%, 1/15/27	United States	400,000	429,492
[a] Molina Healthcare Inc., senior note, 144A, 3.875%, 11/15/30	United States	800,000	860,000
[a] Tenet Healthcare Corp., senior note, 144A, 6.125%, 10/01/28	United States	1,000,000	1,045,530
[a] The Providence Service Corp., senior note, 144A, 5.875%, 11/15/25	United States	2,200,000	2,330,625
			9,781,358
Household & Personal Products 2.1%
[a] Spectrum Brands Inc., senior bond, 144A, 5.50%, 7/15/30	United States	2,300,000	2,482,563
Weekley Homes LLC/Weekley Finance Corp., senior note, 4.875%, 9/15/28	United States	2,200,000	2,304,500
			4,787,063
Insurance 2.2%
[a] Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, senior note,
144A, 6.75%, 10/15/27	United States	1,700,000	1,821,873
MGIC Investment Corp., senior note, 5.25%, 8/15/28	United States	500,000	535,938
[a] NMI Holdings Inc., secured note, 144A, 7.375%, 6/01/25	United States	1,200,000	1,345,734
Radian Group Inc., senior note, 6.625%, 3/15/25	United States	1,200,000	1,361,250
			5,064,795
Materials 10.5%
[a,d] Anagram International Inc., second lien, 144A, PIK, 10.00%, 8/15/26	United States	58,825	58,531
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.,
[a] senior note, 144A, 5.25%, 8/15/27	Luxembourg	700,000	735,567
[a] senior secured note, first lien, 144A, 5.25%, 4/30/25	Luxembourg	400,000	422,538
[a] Axalta Coating Systems LLC, senior note, 144A, 3.375%, 2/15/29	United States	800,000	801,500

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Element Solutions Inc., senior note, 144A, 3.875%, 9/01/28	United States	2,500,000	2,576,562
[a] Gates Global LLC/Gates Corp., senior note, 144A, 6.25%, 1/15/26	United States	1,800,000	1,893,006
HB Fuller Co., senior notesenior note, 4.25%, 10/15/28	United States	1,400,000	1,437,625
[a] Illuminate Buyer LLC/Illuminate Holdings IV Inc., senior note, 144A, 9.00%,
7/01/28	United States	1,000,000	1,101,250
[a] Ingevity Corp., senior note, 144A, 3.875%, 11/01/28	United States	700,000	706,563
Mauser Packaging Solutions Holding Co.,
[a] senior note, 144A, 7.25%, 4/15/25	United States	1,700,000	1,719,125
[a] senior note, 144A, 8.50%, 4/15/24	United States	1,500,000	1,560,000
[a] Neon Holdings Inc., senior note, 144A, 10.125%, 4/01/26	United States	650,000	713,375
[a] Novelis Corp., senior bond, 144A, 4.75%, 1/30/30	United States	400,000	431,696
[a] Owens-Brockway Glass Container Inc., senior note, 144A, 5.875%, 8/15/23	United States	2,000,000	2,146,250
[a] Plastipak Holdings Inc., senior note, 144A, 6.25%, 10/15/25	United States	500,000	515,938
[a] Rain CII Carbon LLC/CII Carbon Corp., senior note, second lien, 144A,
7.25%, 4/01/25	United States	1,400,000	1,425,361
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA, senior secured note, 4.000%, 4.00%, 10/15/27	United States	1,300,000	1,334,125
[a] Sealed Air Corp., senior bond, 144A, 5.125%, 12/01/24	United States	1,400,000	1,530,375
[a] TPC Group Inc., secured note, 144A, 10.50%, 8/01/24	United States	600,000	496,188
[a] Trivium Packaging Finance BV, senior secured note, 144A, 5.50%, 8/15/26	Netherlands	2,100,000	2,224,687
			23,830,262
Media & Entertainment 11.9%
[a] Banijay Entertainment SASU, senior note, 144A, 5.375%, 3/01/25	France	1,200,000	1,247,544
[a] Caesars Entertainment Inc., senior secured note, 144A, 6.25%, 7/01/25	United States	900,000	959,629
CCO Holdings LLC/CCO Holdings Capital Corp.,
[a] 144A, 4.25%, 2/01/31	United States	700,000	738,577
[a] senior bond, 144A, 4.50%, 8/15/30	United States	2,000,000	2,125,010
[a] senior bond, 144A, 5.375%, 6/01/29	United States	500,000	548,695
[a] Clear Channel International BV, senior secured note, first lien, 144A,
6.625%, 8/01/25	United States	1,900,000	2,011,625
[a] Clear Channel Worldwide Holdings Inc., senior secured note, first lien,
144A, 5.125%, 8/15/27	United States	700,000	707,875
[a] Colt Merger Sub Inc., first lien, 144A, 5.75%, 7/01/25	United States	400,000	424,331
[a] CSC Holdings LLC, senior note, 144A, 7.50%, 4/01/28	United States	2,400,000	2,702,316
[a] Diamond Sports Group LLC/Diamond Sports Finance Co., senior note,
144A, 6.625%, 8/15/27	United States	600,000	363,750
[a] Gray Escrow Inc., senior note, 144A, 7.00%, 5/15/27	United States	2,700,000	2,959,875
[a] LCPR Senior Secured Financing DAC, senior secured note, first lien, 144A,
6.75%, 10/15/27	United States	1,800,000	1,939,500
[a] Live Nation Entertainment Inc., senior secured note, 144A, 3.75%, 1/15/28	United States	300,000	303,870
Netflix Inc.,
[a] senior bond, 144A, 4.875%, 6/15/30	United States	1,000,000	1,151,875
senior bond, 5.75%, 3/01/24	United States	1,100,000	1,234,062
senior bond, 5.875%, 2/15/25	United States	300,000	345,713
Nexstar Broadcasting Inc.,
[a] senior note, 144A, 4.75%, 11/01/28	United States	300,000	314,438
[a] senior note, 144A, 5.625%, 7/15/27	United States	600,000	643,689
Sinclair Television Group Inc.,
[a] senior bond, 144A, 5.125%, 2/15/27	United States	1,000,000	1,019,375
[a] senior bond, 144A, 5.50%, 3/01/30	United States	900,000	939,771
[a] Six Flags Theme Parks Inc., senior secured note, first lien, 144A, 7.00%,
7/01/25	United States	400,000	432,750
[a] Univision Communications Inc., senior note, 144A, 6.625%, 6/01/27	United States	1,000,000	1,075,775
[a] Virgin Media Secured Finance PLC, senior secured bond, 144A, 4.50%,
8/15/30	United Kingdom	800,000	836,800
[a] WMG Acquisition Corp., senior bond, 144A, 3.00%, 2/15/31	United States	2,000,000	1,966,940
			26,993,785
Pharmaceuticals, Biotechnology & Life Sciences 5.7%
[a] Bausch Health Americas Inc., senior note, 144A, 9.25%, 4/01/26	United States	2,500,000	2,790,750
Bausch Health Cos. Inc.,
[a] senior bond, 144A, 5.25%, 2/15/31	United States	300,000	313,978
[a] senior note, 144A, 5.00%, 2/15/29	United States	300,000	309,023
[a] Catalent Pharma Solutions Inc., senior note, 144A, 5.00%, 7/15/27	United States	1,400,000	1,480,962

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Emergent BioSolutions Inc., senior note, 144A, 3.875%, 8/15/28	United States	2,900,000	3,008,387
[a] Par Pharmaceutical Inc., senior secured note, 144A, 7.50%, 4/01/27	United States	2,800,000	3,041,668
Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%,
10/01/26	Israel	2,000,000	1,926,270
			12,871,038
Retailing 1.2%
[a] FirstCash Inc., senior note, 144A, 4.625%, 9/01/28	United States	700,000	723,187
[a] L Brands Inc., senior bond, 144A, 6.625%, 10/01/30	United States	500,000	557,188
[a] Lithia Motors Inc., senior note, 144A, 4.625%, 12/15/27	United States	1,300,000	1,373,937
Party City Holdings Inc. 5.75%, 7/15/25	United States	108,825	98,487
			2,752,799
Semiconductors & Semiconductor Equipment 1.2%
[a] Amkor Technology Inc., senior note, 144A, 6.625%, 9/15/27	United States	700,000	760,375
[a] ON Semiconductor Corp., senior note, 144A, 3.875%, 9/01/28	United States	2,000,000	2,067,500
			2,827,875
Software & Services 0.6%
[a] Blackboard Inc., secured note, second lien, 144A, 10.375%, 11/15/24	United States	500,000	526,563
Gartner Inc.,
[a] senior bond, 144A, 3.75%, 10/01/30	United States	300,000	315,375
[a] senior note, 144A, 4.50%, 7/01/28	United States	500,000	528,125
			1,370,063
Technology Hardware & Equipment 1.4%
[a] CommScope Inc., senior secured note, 144A, 7.125%, 7/01/28	United States	1,300,000	1,386,723
[a] Presidio Holdings Inc., senior note, 144A, 8.25%, 2/01/28	United States	100,000	110,563
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
[a] senior note, 144A, 5.75%, 6/01/25	United States	600,000	639,750
[a] senior note, 144A, 6.75%, 6/01/25	United States	1,000,000	1,034,800
			3,171,836
Telecommunication Services 2.3%
[a] Altice France Holding SA, senior note, 144A, 10.50%, 5/15/27	Luxembourg	2,300,000	2,586,062
[a] Altice France SA, senior note, first lien, 144A, 8.125%, 2/01/27	France	2,300,000	2,538,407
			5,124,469
Transportation 0.3%
[a] DAE Funding LLC, senior note, 144A, 5.75%, 11/15/23	United Arab Emirates	600,000	617,250

Utilities 2.9%
Calpine Corp.,

[a] first lien, 144A, 4.50%, 2/15/28	United States	300,000	312,450
[a] senior note, 144A, 5.125%, 3/15/28	United States	700,000	737,369
Clearway Energy Operating LLC, senior bond, 5.00%, 9/15/26	United States	1,600,000	1,661,696
Talen Energy Supply LLC,
senior note, 6.50%, 6/01/25	United States	500,000	409,063
[a] senior note, 144A, 7.625%, 6/01/28	United States	1,200,000	1,295,250
[a] Vistra Operations Co. LLC, senior note, 144A, 5.50%, 9/01/26	United States	2,000,000	2,086,900
			6,502,728
Total Corporate Bonds & Notes (Cost $211,648,381)			220,140,608
Common Stocks 0.0%†
Retailing 0.0%†
[e] Party City Holdco Inc.	United States	11,074	68,105

Total Common Stocks (Cost $18,161)			68,105
Total Investments (Cost $211,666,542) 96.8%			220,208,713

Other Assets, less Liabilities 3.2%			7,233,660
Net Assets 100.0%			$227,442,373

+Rounds to less than 0.1% of net assets.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $167,790,775, representing 73.8% of net assets. bDefaulted Securities. cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the value of this security was $1,486,100, representing 0.7% of net assets. dIncome may be received in additional securities and/or cash. eNon-income producing.

Abbreviations

Selected Portfolio

FRN	-	Floating Rate Note
MGIC	-	Mortgage Guaranty Insurance Corp.
NCI	-	National Median Cost of Funds Index
PIK	-	Payment-In-Kind

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF	Principal Amount*	Value
Municipal Bonds 99.8%
Alabama 0.3%
Homewood Educational Building Authority Revenue, Educational Facilities, Samford University, Refunding,
Series A, 4.00%, 12/01/33	100,000		$115,345

Alaska 0.9%
Alaska St Indl Dev & Export Auth Revenue, 4.00%, 4/01/32	100,000		118,451
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%,
9/01/30	150,000		165,633
			284,084
Arizona 2.3%
Glendale Az Indl Dev Auth Senior Living Facs Revenue, 4.00%, 5/15/31	160,000		175,914
La Paz County IDA Education Facility Lease Revenue, Chartere School Solutions-Harmony Public Schools
Project, Series A, 5.00%, 2/15/28	100,000		115,772
Maricopa County UHSD No. 210 Phoenix, GO, Series C, 5.00%, 7/01/31	170,000		225,751
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000		121,046
Phoenix IDA Student Housing Revenue, Downtown Phoenix Student Housing II LLC, Arizona State University
Project, Series A, 5.00%, 7/01/31	100,000		113,686
			752,169
Arkansas 0.7%
Arkansas Development Finance Authority Healthcare Revenue, Baptist Health, 4.00%, 12/01/34	100,000		118,169
Arkansas Development Financing Authority Healthcare Revenue, Bapist Memorial Health care Corporation,
Refunding, Series B-1, 5.00%, 9/01/32	100,000		128,184
			246,353
California 12.3%
California School Finance Authority Charter School Revenue, Summit Public Schools-Obligated Group,
5.00%, 6/01/27	100,000		121,124
California St Muni Fin Auth Spl Tax Revenue, 4.00%, 9/01/30	50,000		56,259
California ST Sch Fin Auth Chrt Sch Revenue, 3.00%, 10/01/30	215,000		226,391
California St Stwd Cmntys Dev Auth Spl Tax Revenue,
4.00%, 9/01/29	110,000		125,904
4.00%, 9/01/30	150,000		171,070
4.00%, 9/01/30	130,000		145,993
California St Stwd Cmntys Dev Auth Stwd Revenue, 4.00%, 9/02/30	250,000		279,547
California State Municipal Finance Authority Revenue, Biola University, Refunding, 5.00%, 10/01/29	100,000		121,437
[a] California State PCFA Solid Waste Disposal Revenue, CalPlant I Projects, Green Bonds, 7.50%, 7/01/32	250,000		162,500
California Statewide CDA Revenue, California Baptist University, Refunding, Series A, 3.00%, 11/01/22	50,000		50,672
California Statewide CDA Special Tax Revenue, CFD No. 2015-01, Improvement Area No. 2, University
District, 5.00%, 9/01/27	85,000		97,113
Calimesa Ca Spl Tax, 4.00%, 9/01/33	150,000		170,331
Chino Ca Cmnty Facs Dist Spl Tax, 4.00%, 9/01/30	150,000		169,875
Corona-Norco Ca Unif Sch Dist Spl Tax, 4.00%, 9/01/34	105,000		119,580
Fontana CA Spl Tax, 4.00%, 9/01/30	150,000		171,895
Irvine Inified School District Special Tax, Series A, 5.00%, 9/01/32	250,000		328,225
Marina Ca Redev Agy Successor Agy Tax Allocation, 4.00%, 9/01/32	135,000		148,742
Ontario CA Cmnty Facs Dist No.45 Spl Tax, 4.00%, 9/01/31	150,000		172,164
Orange County CFD No. 2017-1 Special Tax, Esencia Village Improvement Area No. 1, Series A, 5.00%,
8/15/28	100,000		126,288
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5,
CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/25	100,000		118,793
Poway USD Special Tax, CFD No. 16, Del Sur East II, Improvement Area A, AGMC Insured, 5.00%, 9/01/32	250,000		328,225
Romoland Ca Sch Dist Spl Tax, 4.00%, 9/01/33	140,000		159,541
Sacramento Municipal Utility District Revenue, Electric Revenue, Refunding, Series H, 5.00%, 8/15/30	250,000		348,587
Sierra View Ca Local Hlth Care Dist, 5.00%, 7/01/30	100,000		126,961
			4,047,217
Colorado 4.5%
Colorado Health Facilities Authority Revenue, CommonSpirit Health, Refunding, Series A-1, 5.00%, 8/01/33	160,000		204,234
Colorado St Hlth Facs Auth Hosp Revenue, 5.00%, 10/01/32	150,000		195,461

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Colorado State Health Facilities Authority Hospital Revenue, Christian Living Communities, Refunding and
Improvement, 4.00%, 1/01/29	100,000	109,587
Denver City and County Co Board of Water Commissioners Water Revenue, Refunding, Series B, 4.00%,
9/15/33	250,000	319,905
Regional Transportation District Sales Tax Revenue, FasTracks Project, Refunding, Series A, 5.00%,
11/01/27	100,000	129,353
Regl Co Transprtn Dist Priv Activity Revenue, 5.00%, 1/15/32	250,000	331,382
Southglenn Metropolitan District Special Revenue, In the City of Centennial Colorado, Refunding, 5.00%,
12/01/30	100,000	104,172
Southlands Metropolitan District No. 1 GO, Aurora, Arapahoe County, Refunding, Series A-1, 3.50%,
12/01/27	100,000	104,970
		1,499,064
Connecticut 1.9%
Connecticut St, 3.00%, 1/15/32	250,000	289,250
Connecticut St Hlth & Eductnl Facs Auth Revenue, Series A, 5.00%, 1/01/30	150,000	167,487
Connecticut State HFA Housing Mortgage Finance Program Revnue, Series A, Subseries A-1, 2.875%,
11/15/30	150,000	159,808
		616,545
Delaware 0.3%
Kent County Student Housing and Dining Facility Revenue, CHF-Dover LLC- Delaware State University
Project, Series A, 5.00%, 7/01/29	100,000	101,650

Florida 13.4%
Astonia Cmnty Dev Dist Fl Spl Assmnt, 3.375%, 5/01/30	150,000	154,461
Avalon Park West Cdd Fl Spl Assmnt, 3.25%, 5/01/30	100,000	102,844
Babcock Ranch Cmnty Iep Spl Dist Fl Spl Assmn, 3.00%, 5/01/30	50,000	51,301
Babcock Ranch Cmnty Indep Spl Dist FL Spl, 3.00%, 5/01/30	145,000	148,769
Belmond Reserve Cdd Fl Spl Assmnt, 3.25%, 5/01/30	100,000	102,923
Capital Projs Fl Fin Auth Student Hsg Revenue, 5.00%, 10/01/32	105,000	122,424
Capital Trust Agy Fl Eductnl Facs Revenue, 4.00%, 8/01/30	100,000	114,536
Coral Keys Homes Cmnty Dev Dist Fl Spl Assmnt, 3.125%, 5/01/30	165,000	170,232
Crestview Fl Ii Cdd Spl Assmnt, 4.00%, 5/01/31	126,000	141,242
Cypress Bluff Cdd Fl Spl Assmnt, 3.125%, 5/01/30	60,000	61,819
Enbrook Cmnty Dev Dist Fl Spl Assmnt Revenue, 3.00%, 5/01/30	100,000	102,063
Forest Lake Cmnty Dev Dist Fl Spl Assmnt, 3.25%, 5/01/30	150,000	154,375
Grand Oaks Cdd Fl Spl Assmnt Revenue, 4.00%, 5/01/30	150,000	157,048
Hammock Reserve Cdd Fl Spl Assmnt Revenue, 3.25%, 5/01/30	100,000	102,643
Herons Glen Fl Recreation Dist Spl Assmnt, 3.00%, 5/01/32	100,000	108,221
Hills Minneola Cmnty Dev Dist Fl Spl Assmnt Revenue, 3.50%, 5/01/31	100,000	105,017
Holly Hill Road East CDD Special Assessment, Assessment Area 3 Project, 4.00%, 11/01/25	110,000	113,297
Kindred Fl Cdd Ii Spl Assmnt Revenue, 3.00%, 5/01/30	155,000	158,818
Kingman Gate Cdd Special Assessment, 3.125%, 6/15/30	110,000	115,188
Lakewood Ranch Fl Stewardship Dist Spl Assmnt Revenue,
3.125%, 5/01/30	60,000	61,748
3.20%, 5/01/30	175,000	180,974
3.20%, 5/01/30	100,000	103,190
Magnolia Park Fl Cdd Spl Assmnt, 4.00%, 5/01/31	47,000	52,684
Miami Health Facilities Authority Revenue,, Miami Jewish Health Systems Inc. Project, Refunding, 5.00%,
7/01/28	150,000	142,880
Old Hickory Cdd Fl Spl Assmnt Spl Asmt, 3.00%, 6/15/30	100,000	102,501
Osceola County Transportation Revenue, CABS, Refunding, Series A-2, zero cpn., 10/01/32	150,000	112,337
Parkview at Long Lake Ranch Cdd Fl Spl Assmnet, 3.125%, 5/01/30	100,000	102,727
Pine Ridge Plantation Fl Cdd Capital Impt Revenue, 3.30%, 5/01/30	150,000	154,774
River Hall Fl Cdd Capital Impt Revenue, 3.25%, 5/01/31	100,000	103,465
Saddle Creek Preserve Of Polk Cnty Cdd Fl Spl Assmnt, 3.00%, 6/15/30	80,000	81,678
Sandmine Road Cdd Fl Spl Assmnt, 3.125%, 5/01/30	100,000	103,132
Sarasota National Fl Cdd Spl Assmnt, 3.50%, 5/01/31	100,000	107,021
Tampa Capital Important Cigarette Tax Allocation Revenue, CABS, Series A, zero cpn., 9/01/34	150,000	107,202
Timber Creek Southwest Cdd Fl Spl Assmnt, 3.00%, 6/15/30	150,000	154,272
Trevesta Cdd Fl Spl Assmnt, 3.25%, 5/01/30	100,000	102,779
V-dana Cdd Fl Spl Assmnt, 3.50%, 5/01/31	150,000	156,331
Village CDD No. 13 Special Assessment Revenue, 3.00%, 5/01/29	100,000	105,770

	FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Windward Cdd Fl Spl Assmnt Revenue, 3.65%, 5/01/30	100,000	102,942
		4,425,628
Georgia 1.1%
Athens-Clarke County Unified Government Development Authority Revenue, University of Georgia Athletic
Assn. Project, Series B, Daily VRDN and Put, 0.11%, 7/01/35	100,000	100,000
Georgia Municipal Electric Authority Revenue, Project One, Subordinated, Refunding, Series A, 5.00%,
1/01/33	100,000	127,000
Main Street Natural Gas Inc. Gas Supply Revenue, Series A, 5.00%, 5/15/29	100,000	127,590
		354,590
Guam 0.5%
Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Revenue, 5.00%, 7/01/30	125,000	151,578

Illinois 5.5%
Chicago Il, zero cpn.,1/01/31	425,000	315,835
Chicago Il Park Dist, Series F-2, 5.00%, 1/01/31	100,000	122,776
Hillside Tax Increment Revenue, Cook County, Refunding, 5.00%, 1/01/24	100,000	102,600
Illinois St,
5.00%, 11/01/29	200,000	224,766
5.00%, 10/01/31	150,000	180,654
Illinois St Fin Auth Revenue, 4.75%, 10/15/40	150,000	160,224
Illinois State Finance Authority MFHR,
[a] Better Housing Foundation Blue Station Project, Series A-1, 4.25%, 12/01/28	100,000	63,000
[a] Better Housing Foundation ERNST Portfolio Project, Series A-1, 4.375%, 12/01/28	100,000	20,000
Met Pier & Exposition Auth Il Dedicated St Tax Revenue,
Zero cpn., 6/15/28	100,000	86,890
Zero cpn., 12/15/32	85,000	63,470
Railsplitter Tobacco Settlement Authority Revenue, 5.00%, 6/01/27	100,000	121,905
Southwestern Illinois Development Authority Revenue, Capital Appreciation, Local Government Program,
AGMC Insured, zero cpn., 12/01/24	245,000	234,276
Upper Illinois River Vly Il Dev Auth Mf Hsg Revenue, 3.25%, 12/01/32	125,000	127,071
		1,823,467
Indiana 0.8%
Indiana Fin Auth Midwestern Disaster Relief Revenue, 3.00%, 11/01/30	150,000	160,490
Jeffersonville In Mf Hsg Revenue, 4.75%, 11/01/30	100,000	101,730
		262,220
Kentucky 0.6%
County of Owen Water Facilities Revenue, Kentucky-American Water Co. Project, Refunding, Series A,
2.45%, 6/01/39	100,000	109,640
Louisville/Jefferson County Metro Government Revenue, College, Bellarmine University Project, Refunding
and Improvement, Series A, 4.00%, 5/01/29	100,000	103,699
		213,339
Louisiana 0.7%
Louisiana Local Government Environmental Facilities and CDA Revenue, Student Housing, Provident Group
- ULM Properties LLC - University of Louisiana at Monroe Project, Series A, 5.00%, 7/01/29	100,000	105,463
Port New Orleans La Brd Of Commi, Series E, AMT, 5.00%, 4/01/34	100,000	125,951
		231,414
Maryland 1.6%
Baltimore Special Obligation Revenue, Mayor and City Council of Baltimore, Harbor Point Project, Senior
Lien, Refunding, Series A, 3.25%, 6/01/31	100,000	101,146
Frederick County Tax Increment and Special Tax B, Limited Obligation, Oakdale-Lake Linganore Project,
Refunding, 3.25%, 7/01/29	140,000	142,449
Maryland EDC Revenue, Economic Development, Transportation Facilities Project, Refunding, Series A,
5.00%, 6/01/27	100,000	118,376
Maryland St Hlth & Hgr Eductnl Facs Auth Revenue, 4.00%, 1/01/30	145,000	170,663
		532,634
Massachusetts 1.2%
Massachusetts St Dev Fin Agy Revenue, 5.00%, 10/01/30	200,000	270,550

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Massachusetts State Development Finance Agency Revenue, Foxborough Regional Charter, Series B,
5.00%, 7/01/27	100,000	113,867
		384,417
Michigan 0.3%
Grand Rapids EDC, EDR, Beacon Hill Eastgate Project, Refunding, Series A, 4.00%, 11/01/27	100,000	102,397

Minnesota 1.5%
Eagan GO, Series A, 4.00%, 2/01/26	100,000	118,017
Mille Lacs County GO, Capital Improvement Plan, Series A, 3.00%, 2/01/24	135,000	145,660
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	120,096
St. Louis Park Public Schools ISD No. 283 GO, School Building, Minnesota School District Credit
Enhancement Program, Series A, 5.00%, 2/01/25	100,000	119,271
		503,044
Missouri 2.2%
Cape Girardeau Cnty Mo Indl Dev Auth, 5.00%, 3/01/29	130,000	145,921
Curators of the University of Missouri System Facilities Revenue, Series B, 5.00%, 11/01/30	250,000	348,018
Maryland Heights Mo Tax Incr & Spl Dist Revenue, 3.625%, 11/01/31	100,000	103,631
St. Louis County IDA Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group,
Refunding, 5.00%, 9/01/27	100,000	117,923
		715,493
Montana 0.4%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	120,252

Nevada 2.5%
Carson City Hospital Revenue, Carson Tahoe Regional Healthcare Project, Refunding, Series A, 5.00%,
9/01/28	115,000	142,393
Las Vegas Nv Spl Impt Dist No.611, 3.50%, 6/01/31	160,000	169,066
Las Vegas Special ID No. 812 Special Assessment, Local Improvement, Summerlin Village 24, 4.00%,
12/01/22	95,000	98,219
Tahoe-Douglas Visitors Auth Nv Stateline Revenue, 5.00%, 7/01/31	250,000	292,600
Washoe County School District GO, School Improvement, Series C, 5.00%, 10/01/26	100,000	124,582
		826,860
New Hampshire 0.4%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New
Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	126,760

New Jersey 4.8%
New Jersey EDA Revenue, Provident Group-Kean Properties LLC, Kean University Student Housing Project,
Series A, 5.00%, 7/01/32	100,000	99,426
New Jersey EDA Water Facilities Revenue, American Water Co. Inc., Project, Refunding, Series A, 2.20%,
10/01/39	100,000	108,347
New Jersey St, 4.00%, 6/01/31	100,000	123,770
New Jersey St Eductnl Facs Auth Revenue, 5.00%, 7/01/29	240,000	276,411
New Jersey St Transprtn Trust Fund Auth,
Zero cpn., 12/15/30	760,000	623,443
Zero cpn., 12/15/31	140,000	111,430
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, Refunding, Series A,
5.00%, 12/15/28	100,000	125,571
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	112,934
		1,581,332
New Mexico 1.0%
Las Cruces School District No. 2 GO, Refunding, 5.00%, 8/01/28	250,000	320,040

New York 5.4%
Met Transprtn Auth Ny Revenue, 5.00%, 11/15/28	270,000	322,720
MTA Revenue, Climate Bond Certified, Green Bonds,, Refunding, Series C, Subseries C-1, 5.00%, 11/15/30	530,000	630,202
New York St Transprtn Dev Corpspl Fac Revenue,
4.00%, 10/01/30	125,000	143,317
5.00%, 7/01/30	100,000	111,731
5.00%, 12/01/30	100,000	131,360
5.00%, 12/01/30	100,000	128,816

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

New York State Transportation Development Corpspecial Facilities Revenue, John F. Kennedy International
Airport Project, Refunding, 5.25%, 8/01/31	100,000	113,171
Triborough Bridge and Tunnel Authority Revenue, General, MTA Bridges and Tunnels, Refunding, Series C,
Daily VRDN and Put, 0.08%, 1/01/32	200,000	200,000
		1,781,317
North Carolina 0.3%
North Carolina State Medical Care Commission Retirement Facilities Revenue, The United Methodist
Retirement Homes, first mortgage, Refunding, Series A, 5.00%, 10/01/27	100,000	109,800

Ohio 3.5%
Akron Bath Copley Jt Twp Oh Hosp Dist, 4.00%, 11/15/33	150,000	175,564
Franklin Cnty Oh Hlth Care Facs Revenue, 5.00%, 11/15/30	100,000	114,829
Franklin County Convention Facilities Authority Hotel Project Revenue, GRTR Columbus Convention Center
Hotel Expense Project, 5.00%, 12/01/30	100,000	105,136
Franklin County Hospital Facilities Revenue, Nationwide Children's Hospital Project, Refunding, Series A,
5.00%, 11/01/28	100,000	127,720
Franklin County Revenue, Trinity Health Credit Group, Refunding, Series A, 5.00%, 12/01/31	100,000	133,260
Hamilton County Hospital Facilities Revenue, UC Health, 5.00%, 9/15/33	100,000	127,677
Ohio St Hosp Revenue, 5.00%, 11/15/33	200,000	249,208
Ohio State Air Quality Development Authority Exempt Facilities Revenue, Pratt Paper LLC Project, 3.75%,
1/15/28	100,000	110,394
		1,143,788
Oregon 1.7%
Medford Or Hosp Facs Auth Revenue, Series A, 5.00%, 8/15/33	200,000	264,610
Oregon State Facilities Authority Revenue, PeaceHealth, Refunding, Series B, Daily VRDN and Put, 0.11%,
8/01/34	200,000	200,000
Polk Cnty Or Hosp Fac Auth Revenue, 4.00%, 7/01/24	100,000	100,372
		564,982
Pennsylvania 3.2%
Allegheny County Higher Education Building Authority University Revenue, Robert Morris University, UPMC
Events Center Project, 5.00%, 10/15/26	100,000	111,149
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue, City Center Project,
5.00%, 5/01/28	100,000	114,755
E Hempfield Twp Pa Indl Dev Auth, 4.00%, 7/01/21	150,000	149,690
Franklin County IDAR, Menno Haven Inc. Project, Refunding, 5.00%, 12/01/28	100,000	112,881
Luzerne County IDA Revenue, Pennsylvania-American Water Co. Project, Refunding, 2.45%, 12/01/39	100,000	110,681
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A,
3.375%, 11/15/33	125,000	136,811
Philadelphia Pa Auth For Indl Dev Chrt Sch Revenue, 5.00%, 8/01/30	150,000	180,466
Westmoreland Cnty Pa Indl Dev Auth Hlth Sys Revenue, 5.00%, 7/01/30	100,000	125,872
		1,042,305
Puerto Rico 4.1%
Puerto Rico Infrastructure Fing Auth Spl Tax Revenue,
Series A, zero cpn., 7/01/29	320,000	223,210
5.50%, 7/01/27	100,000	111,111
Puerto Rico Sales Tax FICO Sales Tax Revenue, Restructured, Series A-1, zero cpn., 7/01/31	1,291,000	1,005,986
		1,340,307
South Carolina 0.3%
Patriots Energy Group Revenue, Gas System Improvement, Refunding, 4.00%, 6/01/33	100,000	115,523

Tennessee 1.1%
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	104,297
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	120,389
Metropolitan Nashville Airport Authority Revenue, Subordinate, Series B, 5.00%, 7/01/30	100,000	131,636
		356,322
Texas 10.4%
Arlington Higher Education Finance Corp. Education Revenue, Riverwalk Education Foundation Inc., PSF
Guarantee, 4.00%, 8/15/33	100,000	121,507
Cedar Park GO, Williamson and Travis Counties, Refunding and Improvement, 5.00%, 2/15/24	100,000	114,605
Celina Tx Spl Assessment Revenue,
3.125%, 9/01/30	150,000	155,232

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

3.25%, 9/01/30	180,000	187,738
3.625%, 9/01/30	125,000	128,770
4.00%, 9/01/30	190,000	215,488
Ector Cnty Tx Hosp Dist, 5.00%, 9/15/31	100,000	126,313
Fate Tx Spl Assessment Revenue, 3.375%, 8/15/30	145,000	150,223
Garland GO, Dallas Collin and Rockwall Counties, Refunding, 5.00%, 2/15/27	100,000	127,026
Hays Cnty Tx Spl Assmnt Revenue, 3.25%, 9/15/30	150,000	156,731
Horseshoe Bay Tx Sp Assmnt Revenue, 3.00%, 10/01/30	140,000	145,134
Kyle Pub Improv Dist Area No.2, 3.125%, 9/01/30	105,000	105,427
Lago Vista Tex Spl Assmt Rev,
3.125%, 9/01/30	130,000	135,611
5.00%, 9/01/30	140,000	142,113
Leander Tx Spl Assmnt Revenue, 3.25%, 9/01/32	100,000	107,286
Liberty Hill Tx Spl Assmnt Revenue, 3.125%, 9/01/30	75,000	77,708
New Hope Cultural Edu Facs Fin Corp Tx Student Hsg Rev.,
5.00%, 4/01/31	30,000	29,690
4.00%, 4/01/22	80,000	79,402
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue, Wesleyan Homes Inc.
Project, Refunding, 4.00%, 1/01/29	100,000	101,229
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
CHF-Collegiate Housing Island Campus LLC, Series A, 5.00%, 4/01/29	100,000	100,597
CHF-Collegiate Housing College Station I LLC, Texas A&M University Project,
Series A, 5.00%, 4/01/29	100,000	101,786
Oak Point Tx Spl Assmnt Revenue, 3.25%, 9/01/30	155,000	161,932
Port Freeport Revenue, Brazoria County, senior lien, Series A, 5.00%, 6/01/31	100,000	127,349
Princeton Special Assessment Revenue, Winchester Public Improvement District Phase 1 and 2 Project,
3.25%, 9/01/30	100,000	107,123
Royse City Tx Spl Assmnt Revenue, 3.125%, 9/15/25	150,000	153,294
Tomball Tx Spl Assmnt Revenue, 3.375%, 9/15/30	100,000	102,935
Viridian Tx Muni Mgmt Dist Assmnt Revenue,
2.375%, 12/01/25	65,000	65,799
2.875%, 12/01/30	100,000	102,231
		3,430,279
Utah 0.6%
Provo GO, Refunding, 4.00%, 1/01/23	100,000	107,664
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%,
5/15/27	100,000	107,267
		214,931
Vermont 0.4%
Vermont State Public Power Supply Authority Revenue, Swanton Peaking Facility Project, Refunding, Series
A, 5.00%, 7/01/28	100,000	124,001

Virginia 0.7%
Peninsula Town Center CDA Special Obligation Revenue, Refunding, 4.50%, 9/01/28	100,000	105,334
Virginia St Small Business Fing Auth Revenue, 5.00%, 1/01/33	100,000	123,343
		228,677
Washington 2.2%
Seattle Drainage and Wastewater System Revenue, Improvement and Refunding, 4.00%, 7/01/28	100,000	121,672
Skagit County Public Hospital District No. 1 Revenue, Improvement, Skagit Regional Health, Refunding,
5.00%, 12/01/29	100,000	117,391
Spokane County School District No. 356 Central Valley GO, 5.00%, 12/01/26	100,000	126,953
University of Washington Revenue, General, Refunding, Series A, 5.00%, 12/01/26	100,000	126,553
Washington St Hsg Fin Commission, 5.00%, 1/01/32	100,000	107,845
Washington State Housing Finance Commission Revenue, Nonprofit Housing, Presbyterian Retirement
Communities Northwest Project, Refunding, Series A, 5.00%, 1/01/34	100,000	110,283
		710,697
Wisconsin 4.2%
Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	115,000	129,891
PFA Retirement Facilities Revenue, Whitestone Retirement Facilities, first mortgage, Refunding, 4.00%,
3/01/27	75,000	79,880
PFAR, Retirement Facilities, Friends Homes, Refunding, 4.00%, 9/01/29	100,000	112,458
PFAR, Ultimate Medical Academy Project, Refunding, Series A, 5.00%, 10/01/29	100,000	114,196

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Public Fin Auth Wi Hlthcare Facs Revenue, 5.00%, 1/01/30	250,000	325,685
Public Fin Auth Wi Mf Hsg Revenue, 3.50%, 12/01/50	100,000	100,419
Public Fin Auth Wi Revenue, 5.00%, 10/01/24	100,000	108,346
Wisconsin Center Dist Wi Tax Revenue, zero cpn., 12/15/30	365,000	308,399
Wisconsin Health and Educational Facilities Authority Revenue, St. Johns Communities Inc. Project, Series
A, 4.00%, 9/15/27	100,000	104,494
		1,383,768
Total Investments (Cost $31,523,972) 99.8%		32,884,589

Other Assets, less Liabilities 0.2%		59,879
Net Assets 100.0%		$32,944,468

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	Defaulted securities.

Abbreviations

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
CDA	-	Community Development Authority/Agency
CDD	-	Community Development District
CFD	-	Community Facilities District
EDA	-	Economic Development Authority
EDC	-	Economic Development Corp.
EDR	-	Economic Development Revenue
FICO	-	Financing Corp.
GO	-	General Obligation
HFA	-	Housing Finance Authority/Agency
ID	-	Improvement District
ISD	-	Independent School District
IDAR	-	Industrial Development Authority Revenue
IDA	-	Industrial Development Authority/Agency
MTA	-	Metropolitan Transit Authority
MFHR	-	Multi-Family Housing Revenue
PSF	-	Permanent School Fund
PCFA	-	Pollution Control Financing Authority
PFA	-	Public Financing Authority
PFAR	-	Public Financing Authority Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin Liberty International Aggregate Bond ETF	Principal Amount*		Value
Foreign Government and Agency Securities 93.0%
Australia 3.3%
[a] Australia Government Bond senior bond, Reg S, 2.75%, 6/21/35	1,800,000	AUD	$1,649,337
Government of Australia,
[a] senior bond, 137, Reg S, 2.75%, 4/21/24	1,800,000	AUD	1,508,751
[a] senior bond, 149, Reg S, 2.25%, 5/21/28	1,800,000	AUD	1,544,966
[a] New South Wales Treasury Corp. senior bond, Reg S, 3.00%, 5/20/27	1,100,000	AUD	971,770
[a,b] Queensland Treasury Corp. senior bond, 144A, Reg S, 3.25%, 8/21/29	1,100,000	AUD	1,008,625
[a] Western Australian Treasury Corp. senior note, 26, Reg S, 3.00%, 10/21/26	1,100,000	AUD	967,528
			7,650,977
Austria 1.5%
Government of Austria,
[a,b] 144A, Reg S, 1.20%, 10/20/25	1,100,000	EUR	1,468,242
[a,b] senior bond, 144A, Reg S, 1.50%, 2/20/47	1,100,000	EUR	1,859,870
			3,328,112
Belgium 1.9%
[a] Government of Belgium, Reg S, 1.25%, 4/22/33	3,000,000	EUR	4,350,259

Canada 4.8%
Government of Canada,
1.25%, 3/01/25	3,400,000	CAD	2,771,685
1.25%, 6/01/30	600,000	CAD	496,413
2.75%, 6/01/22	4,820,000	CAD	3,926,734
5.00%, 6/01/37	2,100,000	CAD	2,666,385
senior bond, 2.00%, 12/01/51	1,050,000	CAD	995,326
			10,856,543
China 4.0%
Agricultural Development Bank of China 3.45%, 9/23/25	12,000,000	CNY	1,859,735
China Development Bank,
senior note, 2003, 3.23%, 1/10/25	13,000,000	CNY	2,003,655
senior note, 2004, 3.43%, 1/14/27	13,000,000	CNY	1,999,947
China Government Bond, 2.85%, 6/04/27	12,000,000	CNY	1,813,448
The Export-Import Bank of China 2.17%, 4/07/23	10,000,000	CNY	1,511,113
			9,187,898
Cyprus 1.1%
[a] Government of Cyprus Reg S, 1.50%, 4/16/27	1,800,000	EUR	2,409,359

France 4.7%
French Republic Government Bond OAT,
[a,b] 144A, Reg S, 1.50%, 5/25/50	900,000	EUR	1,465,994
[a,c] Reg S, 11/25/29	2,600,000	EUR	3,295,185
Government of France,
[a,b] 144A, Reg S, .75%, 5/25/52	900,000	EUR	1,225,750
[a] Reg S, 1.00%, 11/25/25	3,000,000	EUR	3,968,170
[a,c] senior note, Reg S, 5/25/22	600,000	EUR	740,309
			10,695,408
Germany 21.5%
[a,c] Bundesobligation Reg S, 4/11/25	12,500,000	EUR	15,768,189
Government of Germany,
[a] Reg S, 1.50%, 9/04/22	17,170,000	EUR	21,774,026
[a] Reg S, 4.25%, 7/04/39	1,950,000	EUR	4,499,237
[a] Reg S, 5.50%, 1/04/31	1,010,000	EUR	2,012,936
[a,c] Strip, Reg S, 10/08/21	1,600,000	EUR	1,965,193

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

KFW, senior note, 2.05%, 2/16/26	290,000,000	JPY	3,150,609
			49,170,190
Hungary 0.3%
Government of Hungary 6.75%, 10/22/28	170,000,000	HUF	784,174
Indonesia 0.1%
Indonesia Treasury Bond senior bond, 8.25%, 5/15/36	3,500,000,000	IDR	290,399
Ireland 2.1%
[a] Government of Ireland Reg S, 1.50%, 5/15/50	3,000,000	EUR	4,918,400
Italy 4.7%
[a,b] Italy Buoni Poliennali Del Tesoro senior bond, 144A, Reg S, 2.45%, 9/01/50	970,000	EUR	1,480,759
Italy Treasury Bond,
senior bond, 1.25%, 12/01/26	1,550,000	EUR	2,026,734
[a,b] senior bond, 144A, Reg S, 4.00%, 2/01/37	1,380,000	EUR	2,437,525
senior note, 1.20%, 4/01/22	3,800,000	EUR	4,739,749
			10,684,767
Japan 20.9%
Development Bank of Japan senior bond, 2.30%, 3/19/26	950,000,000	JPY	10,287,324
Government of Japan,
senior bond, 1.00%, 12/20/35	1,700,000,000	JPY	18,312,470
senior bond, 1.50%, 3/20/33	250,000,000	JPY	2,824,337
Japan Government Thirty Year Bond senior bond, 0.40%, 12/20/49	500,000,000	JPY	4,554,497
Japan Government Two Year Bond senior bond, 0.10%, 4/01/22	1,200,000,000	JPY	11,653,928
			47,632,556
Mexico 0.2%
Mexican Bonos, senior bond, 8.00%, 11/07/47	7,000,000	[d]MXN	415,497
Netherlands 3.9%
Government of Netherlands,
[a] Reg S, .50%, 7/15/26	2,500,000	EUR	3,256,540
[a,b] senior bond, 144A, Reg S, .50%, 1/15/40	4,000,000	EUR	5,617,245
			8,873,785
Poland 1.8%
Government of Poland,
2.50%, 7/25/27	6,000,000	PLN	1,788,712
5.75%, 4/25/29	6,000,000	PLN	2,239,076
			4,027,788
Portugal 0.7%
[a,b] Portugal Obrigacoes do Tesouro OT 144A, Reg S, 0.90%, 10/12/35	1,200,000	EUR	1,573,397
Romania 1.1%
[a] Government of Romania senior bond, Reg S, 2.00%, 1/28/32	2,000,000	EUR	2,569,314
Slovenia 1.6%
[a] Slovenia Government Bond senior bond, Reg S, 0.875%, 7/15/30	2,700,000	EUR	3,636,184
Spain 3.8%
Government of Spain,
senior bond, .40%, 4/30/22	1,900,000	EUR	2,352,873
[a,b] senior bond, 144A, Reg S, 1.85%, 7/30/35	2,460,000	EUR	3,642,146
[a,b] senior bond, 144A, Reg S, 2.70%, 10/31/48	130,000	EUR	233,627
[c] Spain Government Bond senior note, 1/31/25	1,900,000	EUR	2,367,452
			8,596,098
[e] Supranational 2.0%
Asian Development Bank senior bond, 339-00-1, 2.35%, 6/21/27	120,000,000	JPY	1,360,678
[a] European Investment Bank senior bond, Reg S, 1.90%, 1/26/26	310,000,000	JPY	3,322,831
			4,683,509
Sweden 1.7%
Government of Sweden,

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a,b] 144A, Reg S, 1.50%, 11/13/23	10,000,000	SEK	1,281,406
[a,b] senior bond, 144A, Reg S, .125%, 5/12/31	10,000,000	SEK	1,228,364
Sweden Government Bond senior bond, 0.75%, 5/12/28	10,000,000	SEK	1,296,293
			3,806,063
United Kingdom 5.3%
United Kingdom Treasury Bond,
[a] Reg S, 1.75%, 9/07/37	1,925,000	GBP	3,124,383
[a] Reg S, 2.75%, 9/07/24	1,000,000	GBP	1,511,184
[a] Reg S, 3.50%, 7/22/68	685,000	GBP	2,037,143
[a] Reg S, 4.25%, 12/07/46	1,180,000	GBP	2,954,610
[a] Reg S, 4.75%, 12/07/30	1,300,000	GBP	2,573,713
			12,201,033
Total Foreign Government and Agency Securities (Cost $192,209,841)			212,341,710
Corporate Bonds & Notes 4.7%
Belgium 0.0%†
[a] Anheuser-Busch InBev SA/NV senior note, Reg S, 1.50%, 3/17/25	60,000	EUR	78,394
Czech Republic 0.1%
[a] Energo-Pro AS senior note, Reg S, 4.00%, 12/07/22	200,000	EUR	240,230
Denmark 0.1%
[a] Nordea Kredit Realkreditaktieselskab secured bond, Reg S, 1.00%, 10/01/50	1,158,018	DKK	193,022
[a] Nykredit Realkredit AS secured bond, Reg S, 1.00%, 10/01/50	1,147,041	DKK	191,004
			384,026
France 0.6%
[a] Air Liquide Finance SA senior note, Reg S, 1.375%, 4/02/30	500,000	EUR	690,482
[a] Orange SA senior note, Reg S, 1.375%, 3/20/28	500,000	EUR	670,907
			1,361,389
Germany 1.0%
[a] Aroundtown SA senior note, Reg S, 1.625%, 1/31/28	300,000	EUR	392,919
[a] Bertelsmann SE & Co. KGaA senior note, Reg S, 1.25%, 9/29/25	500,000	EUR	651,138
[a] Deutsche Telekom AG senior note, Reg S, 0.875%, 3/25/26	500,000	EUR	642,594
[a,c] Siemens Financieringsmaatschappij NV senior note, Reg S, 2/20/26	500,000	EUR	617,705
			2,304,356
Romania 0.2%
[a] Globalworth Real Estate Investments Ltd. senior note, Reg S, 3.00%, 3/29/25	300,000	EUR	387,414
United Kingdom 0.3%
[a] RELX Finance BV senior note, Reg S, 0.50%, 3/10/28	500,000	EUR	623,564
United States 2.4%
AbbVie Inc. senior note, 1.375%, 5/17/24	500,000	EUR	638,194
Air Products and Chemicals Inc. senior note, 0.50%, 5/05/28	300,000	EUR	379,841
Apple Inc. senior bond, 1.625%, 11/10/26	500,000	EUR	675,163
AT&T Inc. senior note, 0.25%, 3/04/26	500,000	EUR	616,481
DH Europe Finance II Sarl senior note, 0.20%, 3/18/26	500,000	EUR	617,311
[a] Schlumberger Finance France SAS senior note, Reg S, 1.00%, 2/18/26	500,000	EUR	645,032
Stryker Corp. senior note, 0.25%, 12/03/24	500,000	EUR	618,757
The Procter & Gamble Co. senior note, 0.50%, 10/25/24	500,000	EUR	629,299
Verizon Communications Inc. senior note, 0.875%, 4/02/25	500,000	EUR	637,084
			5,457,162
Total Corporate Bonds & Notes (Cost $9,277,481)			10,836,535
Total Investments (Cost $201,487,322) 97.7%			223,178,245

Other Assets, less Liabilities 2.3%			5,159,822
Net Assets 100.0%			$228,338,067

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
†	Rounds to less than 0.1% of net assets.

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2020, the aggregate value of these securities was $127,876,872, representing 56.0% of net assets. bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $24,522,950, representing 10.7% of net assets. cThe security was issued on a discount basis with no stated coupon rate. dPrincipal amount is stated in 100 Mexican Peso Units. eA supranational organization is an entity formed by two or more central governments through international treaties.

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	CITI	Sell	9,915,000	$7,113,715	1/25/21	$—	$(530,537)
Canadian Dollar	CITI	Sell	14,170,000	10,650,572	1/25/21	—	(459,777)
Chinese Yuan Renminbi	CITI	Sell	27,600,000	4,057,317	1/25/21	—	(181,330)
Chinese Yuan Renminbi	CITI	Sell	35,000,000	5,310,271	1/25/21	—	(64,824)
Danish Krone	CITI	Sell	2,341,000	370,099	1/25/21	—	(14,820)
Euro	CITI	Buy	50,550	18,300,000	1/25/21	172	—
Euro	CITI	Buy	2,300,000	2,801,821	1/25/21	12,350	—
Euro	CITI	Sell	99,300,000	116,865,475	1/25/21	—	(4,633,308)
Great British Pound	CITI	Sell	9,177,844	11,824,945	1/25/21	—	(718,632)
Hungarian Forint	CITI	Sell	219,296,714	713,121	1/25/21	—	(26,006)
Indonesian Rupiah	CITI	Sell	3,500,000,000	232,000	1/25/21	—	(16,648)
Japanese Yen	CITI	Sell	5,769,000,000	54,709,949	1/25/21	—	(1,207,769)
Mexican Peso	CITI	Sell	7,600,000	340,953	1/25/21	—	(40,110)
Polish Zloty	CITI	Sell	14,950,000	3,905,486	1/25/21	—	(97,680)
South African Rand	CITI	Sell	470,000	27,799	1/25/21	—	(4,183)
Swedish Krona	CITI	Sell	31,500,000	3,522,205	1/25/21	—	(314,520)
Total Forward Exchange Contracts						$12,522	$(8,310,144)
Net unrealized appreciation (depreciation)							$(8,297,622)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations

Selected Portfolio

OAT	-	Obligation Assumable by the Treasurer

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin Liberty Investment Grade Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 97.7%
Aerospace & Defense 1.2%
Lockheed Martin Corp., senior note, 4.07%, 12/15/42	United States	4,100,000	$5,328,045
Northrop Grumman Corp., senior bond, 5.25%, 5/01/50	United States	5,000,000	7,429,901
			12,757,946
Air Freight & Logistics 0.7%
FedEx Corp., senior bond, 4.75%, 11/15/45	United States	5,400,000	7,027,971

Airlines 0.9%
[a] Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 10/20/25	Free of Tax	5,000,000	5,346,023
United Airlines, senior bond, 3.45%, 1/07/30	United States	4,208,523	4,171,772
			9,517,795
Banks 14.4%
Banco Santander SA, sub. note, 2.749%, 12/03/30	Spain	6,800,000	7,024,128
Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	6,200,000	6,453,890
Bank of America Corp.,
senior note, 2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	4,300,000	4,611,670
sub. bond, 4.183%, 11/25/27	United States	10,150,000	11,781,223
[a] BNP Paribas SA, senior note, 144A, 4.705% to 1/10/24, FRN
thereafter,1/10/25	France	11,900,000	13,235,481
[a] BPCE SA, senior note, 144A, 5.70%, 10/22/23	France	11,700,000	13,250,281
Citigroup Inc.,
senior bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28	United States	6,600,000	7,483,925
senior note, 2.876% to 7/24/22, FRN thereafter, 7/24/23	United States	1,500,000	1,558,482
Deutsche Bank AG/New York NY, senior note, 2.129% to 11/24/24, FRN
thereafter,11/24/26	Germany	8,000,000	8,185,678
HSBC Holdings PLC,
senior bond, 2.848% to 6/04/30, FRN thereafter, 6/04/31	United Kingdom	3,000,000	3,226,721
senior note, 1.645% to 4/18/25, FRN thereafter, 4/18/26	United Kingdom	16,500,000	16,882,672
JPMorgan Chase & Co.,
senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	8,000,000	8,604,869
sub. bond, 4.25%, 10/01/27	United States	7,100,000	8,427,183
[a] National Australia Bank Ltd., sub. note, 144A, 2.332%, 8/21/30	Australia	12,000,000	12,218,788
SVB Financial Group, senior note, 3.125%, 6/05/30	United States	2,100,000	2,367,966
Truist Bank, sub. note, 3.30%, 5/15/26	United States	6,800,000	7,612,904
Truist Financial Corp., sub. bond, 3.875%, 3/19/29	United States	7,300,000	8,524,772
Wachovia Corp, Subordinated, 5.50%, 8/01/35	United States	3,600,000	4,842,991
Wells Fargo & Co, sub. bond, 4.75%, 12/07/46	United States	5,185,000	6,792,880
			153,086,504
Beverages 1.4%
Anheuser-Busch InBev Worldwide Inc.,
senior bond, 3.50%, 6/01/30	Belgium	9,000,000	10,432,192
senior bond, 5.80%, 1/23/59	Belgium	3,000,000	4,622,819
			15,055,011
Biotechnology 2.8%
AbbVie Inc.,
4.25%, 11/21/49	United States	3,000,000	3,773,523
senior note, 2.95%, 11/21/26	United States	12,000,000	13,284,632
Amgen Inc., senior note, 2.45%, 2/21/30	United States	10,000,000	10,719,649
Gilead Sciences Inc., senior bond, 4.80%, 4/01/44	United States	1,800,000	2,376,197
			30,154,001
Building Products 0.9%
Carrier Global Corp., senior note, 3.577%, 4/05/50	United States	8,500,000	9,450,768

Capital Markets 2.8%
Brixmor Operating Partnership LP, senior bond, 4.125%, 5/15/29	United States	3,200,000	3,685,732
Credit Suisse Group AG,

[a] senior bond,144A, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	3,900,000	4,420,811

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] senior note, 144A, 2.997% to 12/14/22, FRN thereafter, 12/14/23	Switzerland	6,400,000	$6,695,942
Morgan Stanley,
senior note, 1.794%, 2/13/32	United States	9,200,000	9,259,823
senior note, 2.188% to 4/28/25, FRN thereafter, 4/28/26	United States	1,000,000	1,056,904
The Goldman Sachs Group Inc.,
senior note, 2.908% to 6/05/22, FRN thereafter, 6/05/23	United States	3,200,000	3,313,303
sub. note, 4.25%, 10/21/25	United States	1,475,000	1,692,482
			30,124,997
Chemicals 1.0%
EI du Pont de Nemours and Co., senior note, 1.70%, 7/15/25	United States	1,500,000	1,563,843
The Sherwin-Williams Co., senior bond, 2.30%, 5/15/30	United States	8,400,000	8,781,644
			10,345,487
Commercial Services & Supplies 0.2%
[a] Ashtead Capital Inc., secured note, second lien, 144A, 4.125%, 8/15/25	United Kingdom	1,770,000	1,822,215

Consumer Finance 1.8%
Capital One Financial Corp.,
senior bond, 3.80%, 1/31/28	United States	10,500,000	12,141,045
senior note, 3.20%, 1/30/23	United States	2,900,000	3,057,063
[a] Credit Agricole SA, senior note, 144A, 1.907% to 6/16/25, FRN thereafter ,
6/16/26	France	4,000,000	4,152,401
			19,350,509
Containers & Packaging 0.8%
WRKCo Inc.,
senior bond, 4.90%, 3/15/29	United States	6,300,000	7,786,167
senior note, 3.90%, 6/01/28	United States	1,000,000	1,160,444
			8,946,611
Diversified Financial Services 1.6%
AON Corp., senior note, 2.80%, 5/15/30	United States	15,400,000	16,819,116

Diversified Telecommunication Services 3.4%
AT&T Inc.,
senior bond, 4.30%, 2/15/30	United States	3,000,000	3,586,260
senior note, 3.80%, 2/15/27	United States	11,800,000	13,586,987
Bell Canada Inc., senior bond, 4.30%, 7/29/49	Canada	6,000,000	7,871,719
France Telecom SA, senior bond, 9.00%, 3/01/31	France	6,600,000	10,859,169
			35,904,135
Electric Utilities 7.7%
Commonwealth Edison Co., first mortgage, Secured, 4.00%, 3/01/48	United States	3,500,000	4,433,015
Duke Energy Corp., senior bond, 4.80%, 12/15/45	United States	2,565,000	3,390,815
Duke Energy Progress LLC, senior bond, 2.50%, 8/15/50	United States	5,000,000	5,040,041
[a] EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	8,000,000	8,003,952
[a] Electricite de France SA, senior note, 144A, 4.50%, 9/21/28	France	2,200,000	2,626,495
Enel Finance International NV,
[a] senior bond, 144A, 4.75%, 5/25/47	Italy	1,300,000	1,731,099
[a] senior note, 144A, 3.625%, 5/25/27	Italy	13,500,000	15,334,922
Exelon Corp., senior bond, 4.05%, 4/15/30	United States	10,000,000	11,845,032
Georgia Power Co.,
senior bond, 4.30%, 3/15/42	United States	3,545,000	4,501,877
senior bond, 4.75%, 9/01/40	United States	2,950,000	3,880,227
PSEG Power LLC, senior note, 3.85%, 6/01/23	United States	4,100,000	4,413,890
[a] Saudi Electricity Global Sukuk Co. 2, senior bond, 144A, 5.06%, 4/08/43	Saudi Arabia	300,000	382,750
Virginia Electric and Power Co., senior note, 3.50%, 3/15/27	United States	7,200,000	8,228,565
[a] Vistra Operations Co. LLC, senior secured note, first lien, 144A, 3.55%,
7/15/24	United States	7,400,000	8,017,297
			81,829,977
Electronic Equipment, Instruments & Components 2.0%
Flex Ltd., senior note, 3.75%, 2/01/26	Singapore	5,300,000	5,932,496
FLIR Systems Inc., senior note, 2.50%, 8/01/30	United States	9,700,000	10,188,330

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Jabil Inc., senior note, 3.60%, 1/15/30	United States	5,000,000	$5,569,718
			21,690,544
Energy Equipment & Services 2.9%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.,
senior bond, 3.337%, 12/15/27	United States	6,800,000	7,619,526
senior bond, 4.08%, 12/15/47	United States	2,485,000	2,808,001
Schlumberger Holdings Corp.,
[a] senior bond, 144A, 4.30%, 5/01/29	United States	6,500,000	7,600,832
[a] senior note, 144A, 3.75%, 5/01/24	United States	2,600,000	2,836,539
Total Capital International SA, senior note, 3.455%, 2/19/29	France	8,700,000	10,075,094
			30,939,992
Entertainment 0.9%
The Walt Disney Co.,
senior bond, 6.20%, 12/15/34	United States	4,300,000	6,520,276
senior note, 1.75%, 1/13/26	United States	2,400,000	2,516,506
			9,036,782
Equity Real Estate Investment Trusts (REITs) 2.0%
Essex Portfolio LP, senior bond, 2.65%, 3/15/32	United States	7,000,000	7,524,094
[a] Global Net Lease Inc / Global Net Lease Operating Partnership LP, senior
note, 144A, 3.75%, 12/15/27	United States	3,400,000	3,511,852
Simon Property Group LP, senior note, 3.375%, 12/01/27	United States	9,000,000	10,065,749
			21,101,695
Food & Staples Retailing 0.8%
Walmart Inc., senior bond, 3.95%, 6/28/38	United States	7,000,000	8,929,607
Gas Utilities 0.3%
Eastern Energy Gas Holdings LLC, senior bond, 3.90%, 11/15/49	United States	3,000,000	3,547,382
Health Care Providers & Services 3.6%
Anthem Inc.,
senior bond, 3.70%, 9/15/49	United States	1,000,000	1,196,040
Sr. Unsecured, 3.50%, 8/15/24	United States	4,000,000	4,390,351
Cigna Corp.,
senior bond, 4.90%, 12/15/48	United States	5,450,000	7,494,824
senior note, 4.50%, 2/25/26	United States	6,500,000	7,623,352
CVS Health Corp., senior bond, 5.30%, 12/05/43	United States	8,300,000	11,243,013
HCA Inc., senior secured bond, first lien, 4.50%, 2/15/27	United States	5,100,000	5,934,824
			37,882,404
Hotels, Restaurants & Leisure 0.5%
Marriott International Inc., senior bond, 3.125%, 6/15/26	United States	4,700,000	5,017,157

Household Durables 0.6%
Mohawk Industries Inc., senior bond, 3.625%, 5/15/30	United States	5,500,000	6,158,734
Household Products 2.1%
[a] Kimberly-Clark de Mexico SAB de CV, senior bond, 144A, 2.431%, 7/01/31	Mexico	10,100,000	10,447,996
The Procter & Gamble Co., senior bond, 3.00%, 3/25/30	United States	10,000,000	11,534,703
			21,982,699
Industrial Conglomerates 0.7%
Honeywell International Inc., senior bond, 1.95%, 6/01/30	United States	7,000,000	7,416,200

Insurance 6.0%
Aflac Inc., senior bond, 4.75%, 1/15/49	United States	4,750,000	6,628,872
Arch Capital Group Ltd., senior bond, 3.635%, 6/30/50	Bermuda	5,900,000	6,879,480
AXA SA 8.60%, 12/15/30	France	8,100,000	12,624,167
Marsh & McLennan Cos. Inc., senior bond, 4.90%, 3/15/49	United States	5,700,000	8,270,232
MetLife Inc., junior sub. bond, 6.40%, 12/15/66	United States	4,910,000	6,357,803
Prudential PLC, senior note, 3.125%, 4/14/30	United Kingdom	15,100,000	17,131,043

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

The Allstate Corp., senior bond, 4.20%, 12/15/46	United States	4,000,000	$5,291,821
			63,183,418
Interactive Media & Services 1.2%
[a] Tencent Holdings Ltd., senior note, 144A, 3.595%, 1/19/28	China	12,000,000	13,246,440

Internet & Direct Marketing Retail 2.2%
Alibaba Group Holding Ltd.,
senior note, 3.125%, 11/28/21	China	5,800,000	5,915,152
senior note, 3.40%, 12/06/27	China	9,700,000	10,861,351
Amazon.com Inc., senior bond, 2.70%, 6/03/60	United States	6,400,000	6,852,631
			23,629,134
IT Services 1.5%
Fiserv Inc., senior bond, 3.50%, 7/01/29	United States	13,800,000	15,778,583
Machinery 0.8%
Caterpillar Inc., senior note, 2.60%, 4/09/30	United States	7,400,000	8,162,913

Media 1.9%
Charter Communications Operating LLC/Charter Communications
Operating Capital, senior bond, 2.80%, 4/01/31	United States	7,150,000	7,562,946
Comcast Corp., senior bond, 4.95%, 10/15/58	United States	5,900,000	8,958,224
Fox Corp., senior bond, 5.476%, 1/25/39	United States	3,000,000	4,114,096
			20,635,266
Metals & Mining 0.5%
[a] Antofagasta PLC, senior note, 144A, 2.375%, 10/14/30	United Kingdom	5,000,000	5,025,000
Multi-Utilities 0.9%
Berkshire Hathaway Energy Co.,
senior bond, 3.80%, 7/15/48	United States	5,800,000	6,945,379
Sr. Unsecured, 5.15%, 11/15/43	United States	1,900,000	2,618,294
			9,563,673
Multiline Retail 1.2%
Dollar Tree Inc.,
senior note, 3.70%, 5/15/23	United States	5,050,000	5,407,267
senior note, 4.00%, 5/15/25	United States	6,100,000	6,889,575
			12,296,842
Oil, Gas & Consumable Fuels 10.7%
Aker BP ASA,
[a] senior bond, 144A, 4.00%, 1/15/31	Norway	3,350,000	3,634,303
[a] senior note, 144A, 3.75%, 1/15/30	Norway	5,000,000	5,268,601
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	7,700,000	8,648,534
Cheniere Corpus Christi Holdings LLC, senior secured note, first lien,
5.875%, 3/31/25	United States	6,700,000	7,802,685
Chevron Corp., senior bond, 3.078%, 5/11/50	United States	4,200,000	4,670,056
Devon Energy Corp., Sr. Unsecured, 4.75%, 5/15/42	United States	2,700,000	3,054,980
Energy Transfer Operating LP,
senior bond, 6.05%, 6/01/41	United States	1,100,000	1,289,184
senior note, 4.50%, 4/15/24	United States	12,500,000	13,683,401
Exxon Mobil Corp.,
senior bond, 2.61%, 10/15/30	United States	7,800,000	8,522,222
senior bond, 3.567%, 3/06/45	United States	5,000,000	5,752,648
MPLX LP,
senior bond, 5.50%, 2/15/49	United States	1,775,000	2,337,440
senior note, 4.875%, 12/01/24	United States	5,000,000	5,738,944
senior note, 4.875%, 6/01/25	United States	8,000,000	9,247,544
Shell International Finance BV, senior bond, 3.25%, 4/06/50	Netherlands	7,000,000	7,943,283
The Williams Companies Inc., senior note, 4.30%, 3/04/24	United States	2,200,000	2,428,947
TransCanada PipeLines Ltd.,
senior bond, 4.25%, 5/15/28	Canada	8,200,000	9,687,435
senior note, 6.10%, 6/01/40	Canada	3,400,000	4,683,083

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Valero Energy Corp., senior note, 4.35%, 6/01/28	United States	8,000,000	$9,113,097
			113,506,387
Paper & Forest Products 0.5%
Suzano Austria GmbH, senior bond, 3.75%, 1/15/31	Austria	5,000,000	5,311,250

Pharmaceuticals 2.1%
Bristol-Myers Squibb Co.,
senior bond, 4.125%, 6/15/39	United States	2,700,000	3,448,025
senior bond, 5.00%, 8/15/45	United States	4,200,000	6,083,041
Royalty Pharma PLC, senior secured note, 1.75%, 9/02/27	United Kingdom	2,200,000	2,265,537
Takeda Pharmaceutical Co. Ltd. 3.175%, 7/09/50	Japan	10,200,000	10,872,068
			22,668,671
Real Estate Management & Development 0.6%
ERP Operating LP, senior bond, 4.50%, 7/01/44	United States	3,500,000	4,633,619
Healthcare Trust of America Holdings LP, senior bond, 3.75%, 7/01/27	United States	1,300,000	1,475,141
			6,108,760
Road & Rail 1.3%
Burlington Northern Santa Fe LLC, Sr. Unsecured, 5.75%, 5/01/40	United States	3,700,000	5,493,508
CSX Corp.,
senior bond, 4.25%, 3/15/29	United States	4,600,000	5,577,784
senior bond, 4.25%, 11/01/66	United States	1,800,000	2,412,275
			13,483,567
Semiconductors & Semiconductor Equipment 1.0%
Intel Corp., senior note, 3.70%, 7/29/25	United States	5,000,000	5,659,980
Maxim Integrated Products Inc., senior note, 3.375%, 3/15/23	United States	2,900,000	3,054,542
Micron Technology Inc., senior note, 2.497%, 4/24/23	United States	2,100,000	2,189,944
			10,904,466
Software 1.6%
Microsoft Corp.,
senior bond, 2.675%, 6/01/60	United States	3,600,000	3,911,250
senior note, 2.65%, 11/03/22	United States	2,500,000	2,604,659
ServiceNow Inc., senior bond, 1.40%, 9/01/30	United States	10,300,000	10,055,568
			16,571,477
Specialty Retail 1.0%
AutoZone Inc.,
senior bond, 1.65%, 1/15/31	United States	7,000,000	6,963,775
senior note, 3.75%, 4/18/29	United States	3,300,000	3,809,230
			10,773,005
Tobacco 2.7%
[a] BAT International Finance PLC, senior note, 144A, 3.95%, 6/15/25	United Kingdom	6,500,000	7,315,571
Imperial Brands Finance PLC,
[a] senior bond, 144A, 3.875%, 7/26/29	United Kingdom	3,400,000	3,812,166
[a] senior note, 144A, 4.25%, 7/21/25	United Kingdom	11,765,000	13,260,592
Reynolds American Inc., senior bond, 5.85%, 8/15/45	United Kingdom	3,705,000	4,741,315
			29,129,644
Wireless Telecommunication Services 1.8%
[a] Sprint Spectrum Co. LLC, senior secured bond, first lien, 144A, 5.152%,
9/20/29	United States	5,500,000	6,380,000
[a] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co.
III LLC, first lien, 144A, 3.36%, 3/20/23	United States	1,462,500	1,478,536
T-Mobile USA Inc.,
[a] senior note, 144A, 2.05%, 2/15/28	United States	3,550,000	3,697,006
[a] senior note, 144A, 3.75%, 4/15/27	United States	7,000,000	7,978,600
			19,534,142
Total Corporate Bonds & Notes (Cost $977,065,013)			1,035,408,877
U.S. Government & Agency Securities 0.8%
U.S. Treasury Bond 1.125%, 8/15/40	United States	9,500,000	8,981,953

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Total U.S. Government & Agency Securities
(Cost $9,064,336)	8,981,953
Total Investments (Cost $986,129,349) 98.5%	1,044,390,830
Other Assets, less Liabilities 1.5%	15,430,797
Net Assets 100.0%	$1,059,821,627

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $192,732,491, representing 18.2% of net assets.

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

						Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
U.S. Treasury 30 Yr. Bond		Long	97	$16,799,188	3/22/21	$(81,981)
CME Ultra Long Term U.S. Treasury Bond		Short	14	(2,989,875)	3/22/21	17,917
Ultra 10 Yr. U.S. Treasury Note		Short	64	(10,007,000)	3/22/21	25,495
U.S. Treasury 5 Yr. Note		Short	108	(13,625,719)	3/31/21	(27,387)
U.S. Treasury 10 Yr. Note		Short	124	(17,121,688)	3/22/21	(11,932)

Total Futures Contracts						$(77,888)
*As of period end.

Abbreviations

Selected Portfolio

FHLB	- Federal Home Loan Bank
FRN	- Floating Rate Note
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin Liberty Federal Tax-Free Bond ETF	Principal Amount*	Value
Municipal Bonds 97.3%
Alabama 0.3%
Huntsville GO, wts., Series A, 5.00%, 5/01/37	250,000		$326,653

Alaska 0.7%
Alaska State Municipal Bond Bank Authority Revenue, Refunding One, 5.00%, 12/01/31	425,000		559,440
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Refunding, 4.00%,
9/01/30	150,000		165,633
			725,073
Arizona 2.3%
Arizona Board of Regents University of Arizona System Revenue, Refunding, 5.00%, 6/01/37	545,000		657,123
Glendale Az Indl Dev Auth Senior Living Facs Revenue, 4.00%, 5/15/31	400,000		439,784
Maricopa County UHSD No. 210 Phoenix, GO, Series C, 4.00%, 7/01/36	455,000		550,422
Phoenix Civic Improvement Corp. Wastewater System Revenue, junior lien, Series A, 5.00%, 7/01/25	100,000		121,046
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River Project,
Refunding, Series A, 5.00%, 1/01/39	315,000		398,160
Scottsdale Municipal Property Corp. Excise Tax Revenue, Refunding, 5.00%, 7/01/34	100,000		143,968
			2,310,503
California 9.5%
Anaheim CA Public Fing Auth Lease Revenue, zero cpn., 9/01/30	2,615,000		2,228,346
Burbank RDA Successor Agency Tax Allocation Revenue, Los Angeles County, Refunding, 3.00%, 12/01/32	100,000		108,253
California Health Facilities Financing Authority Revenue, Kaiser Permanente, Refunding, Series A, Subseries
A-2, 4.00%, 11/01/38	1,005,000		1,188,533
California State GO, Various Purpose, Refunding, 3.00%, 10/01/37	2,220,000		2,494,770
Clovis USD, GO, Capital Appreciation, Refunding, zero cpn., 8/01/35	200,000		133,646
Konocti USD, GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/28	150,000		130,071
Los Angeles Department of Water and Power Revenue, Power System, Refunding, Series D, 5.00%, 7/01/31	400,000		525,388
Novato CA Unif Sch Dist, 2.00%, 8/01/37	1,200,000		1,218,000
Perris Joint Powers Authority Local Agency Revenue, CFD No. 2001-1, Improvement Area Nos. 4 and 5,
CFD No. 2005-1, Improvement Area 4, Refunding, Series B, 5.00%, 9/01/37	100,000		118,186
Sacramento Muni Utility District, Electric Revenue, Refunding, Series H, 5.00%, 8/15/38	500,000		675,435
Sierra View Local Health Care District, 4.00%, 7/01/26	500,000		574,335
South Tahoe Joint Powers Financing Authority Lease Revenue, Redevelopment Project Area No. 1, Series A,
BAM Insured, 5.00%, 10/01/30	100,000		124,754
University of California Revenue, Limited Project, Series M, 5.00%, 5/15/34	100,000		125,339
			9,645,056
Colorado 2.7%
Adams and Weld Counties School District No. 27J Brighton GO, The City and County of Broomfield, 5.00%,
12/01/42	100,000		125,602
Cherry Creek School District No. 5 GO, Arapahoe County, Refunding, Series C, 5.00%, 12/15/35	100,000		127,162
Colorado Springs Utilities System Revenue, Refunding, Series A, 4.00%, 11/15/33	100,000		119,264
Colorado State Board of Governors University Enterprise System Revenue, Refunding, Series A, 4.00%,
3/01/35	115,000		133,989
Colorado Water Resources and Power Development Authority State Revolving Fund Revenue, Series A,
4.00%, 9/01/31	150,000		188,955
Greeley Water Revenue, Water Enterprise, 4.00%, 8/01/31	100,000		121,645
Regl Co Transprtn Dist Priv Activity Revenue,
5.00%, 7/15/31	900,000		1,195,272
5.00%, 1/15/32	250,000		331,382
Sterling Ranch Cmnty Auth Brd Co Supported Revenue, 3.375%, 12/01/30	100,000		103,276
Westminster Water and Wstwtr Utility Enterprise Revenue, Refunding, 5.00%, 12/01/30	200,000		276,648
			2,723,195
Connecticut 2.6%
Connecticut St,
3.00%, 1/15/33	500,000		572,265
4.00%, 6/01/37	1,000,000		1,219,280
Connecticut State Health and Educational Facilities Authority Revenue,
Yale New Haven Health Issue, Series B, 1.80%, 7/01/49	225,000		234,623
Yale University Issue, Series V-2, Daily VRDN and Put, .04%, 7/01/36	200,000		200,000

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Connecticut State Special Tax Obligation Revenue, Series A, 5.00%, 8/01/31	320,000	378,003
		2,604,171
Delaware 0.8%
Delaware Transportation Auth. Sys. Revenue, 4.00%, 7/01/37	365,000	451,410
University of Delaware Revenue, 5.00%, 11/01/37	250,000	326,695
		778,105
District of Columbia 0.7%
District of Columbia Income Tax Secured Revenue, Series A, 5.00%, 3/01/33	500,000	669,220
Florida 4.9%
Florida State Turnpike Authority Revenue, Refunding, Series A, 3.00%, 7/01/36	650,000	743,717
Fort Myers Utility System Revenue, Refunding, Series A, 4.00%, 10/01/34	500,000	606,010
Gainesville Utilities System Revenue, Series A, 5.00%, 10/01/36	250,000	313,052
Miami-Dade Cnty Fl Aviation Revenue, 4.00%, 10/01/34	1,000,000	1,212,520
Miami-Dade County Transit System Sales Surtax Revenue, Refunding, 4.00%, 7/01/36	600,000	723,168
Pasco County GO, Fire-Rescue Projects Improvements, Series B, 5.00%, 10/01/36	455,000	598,662
Pompano Beach Fl Revenue, 3.50%, 9/01/30	250,000	270,795
Sarasota County Capital Import, Revenue, 5.00%, 10/01/34	250,000	336,445
Sarasota County Utility System Revenue, Refunding, Series A, 5.00%, 10/01/34	100,000	130,813
		4,935,182
Georgia 3.9%
Atlanta Airport Revenue, General, Series A, 5.00%, 7/01/34	175,000	226,788
Cobb Cnty. Kennestone Hospital Auth., 3.00%, 4/01/37	910,000	991,509
Coweta County Water and Sewage Authority Revenue, Refunding, 4.00%, 6/01/35	100,000	121,214
Georgia St Road & Tollway Auth Revenue, 5.00%, 6/01/32	1,500,000	2,033,385
Main Street Natural Gas Inc. Gas Supply Revenue,
Series A, 4.00%, 4/01/48	100,000	108,945
Sub-series B, Monthly VRDN and Put, .854%, 4/01/48	425,000	425,820
		3,907,661
Hawaii 0.3%
Hawaii State Highway Revenue, Refunding, Series B, 5.00%, 1/01/29	255,000	316,368
Illinois 3.9%
Chicago Il, zero cpn.,1/01/31	1,000,000	743,140
Illinois St, 5.00%, 10/01/31	750,000	903,270
Illinois St Fin Auth Revenue, 4.00%, 7/01/38	1,500,000	1,858,980
Illinois State Finance Authority Revenue, Field Museum of Natural History, Refunding, Mandatory Put,
0.605%,11/01/34	290,000	288,617
Upper Illinois River Vly Il Dev Auth Mf Hsg Revenue, 3.25%, 12/01/32	150,000	152,485
		3,946,492
Indiana 0.3%
East Allen Multi School Building Corp. Revenue, Allen County, Ad Valorem Property Tax, first mortgage,
5.00%, 1/15/38	250,000	306,395
Kansas 0.1%
Douglas County USD No. 497 GO, Series A, 3.50%, 9/01/32	100,000	112,718
Kentucky 0.7%
Louisville & Jefferson Cnty Ky Met Govt Hlt, 5.00%, 10/01/47	500,000	658,270
Louisiana 2.8%
Consolidated Govt of City of Baton Rouge & Parish of E Baton Rouge Sales Tax, 5.00%, 8/01/30	250,000	340,550
Louisiana GO, Series B, 4.00%, 10/01/34	240,000	283,190
New Orleans La Sewage Svc Revenue, 5.00%, 6/01/30	800,000	1,064,688
Terrebonne Levee & Conservation Dist., 4.00%, 6/01/39	1,000,000	1,162,270
		2,850,698
Maine 0.7%
Maine Municipal Bond Bank Revenue, Series C, 5.00%, 11/01/31	135,000	172,382

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Maine State Housing Authority Mortgage Purchase Revenue, Series F, 3.85%, 11/15/33	500,000	560,490
		732,872
Maryland 2.8%
Baltimore Md Proj Revenue, 4.00%, 7/01/37	1,030,000	1,277,983
Maryland St Hlth & Hgr Eductnl Facs Auth Revenue, 4.00%, 1/01/30	365,000	429,601
Maryland State GO, State and Local Facilities Loan, First Series, 5.00%, 3/15/32	135,000	179,799
Prince George's County GO, Consolidated Public Improvement, Series A, 3.00%, 9/15/32	100,000	112,993
State of Maryland, 5.00%, 8/01/28	600,000	800,424
		2,800,800
Massachusetts 5.2%
Braintree GO, municipal Purpose Loan of 2019, Refunding, 4.00%, 6/01/32	250,000	303,713
Massachusetts Bay Transportation Authority Sales Tax Revenue, Sustainability Bonds, Subordinate, Series
A, Subseries A-1, 5.00%, 7/01/33	100,000	126,074
Massachusetts Dev. Finance Agcy. Revenue, 5.00%, 7/01/34	490,000	592,513
Massachusetts St, 3.00%, 11/01/38	1,000,000	1,135,180
Massachusetts State Development Finance Agency Revenue, Worcester Polytechnic Institute Issue, 4.00%,
9/01/44	400,000	449,876
Massachusetts State GO,
Series G, 5.00%, 9/01/27	550,000	715,016
Series G, 5.00%, 7/01/37	350,000	470,606
Massachusetts Water Res. Auth., 5.00%, 8/01/36	1,000,000	1,362,300
University of Massachusetts Building Authority Revenue, Refunding, Senior Series A-1, 5.00%, 5/01/31	100,000	133,030
		5,288,308
Michigan 2.2%
Lansing Board of Water and Light Utility System Revenue, Series A, 5.00%, 7/01/35	225,000	296,179
Michigan St Fin Auth Revenue,1.25%, 6/01/30	500,000	518,960
State of Michigan Trunk Line, 5.00%, 11/15/32	1,000,000	1,376,590
		2,191,729
Minnesota 3.2%
Center City Health Care Facilities Revenue, Hazelden Betty Ford Foundation Project, Refunding, 4.00%,
11/01/34	125,000	142,599
Dakota Cnty. Community Dev. Agcy., 5.00%, 1/01/28	1,000,000	1,303,070
Minnesota Housing Finance Agcy., 4.00%, 8/01/29	500,000	624,750
Minnesota State HFAR, State Appropriation Bonds, Housing Infrastructure, Series C, 4.00%, 8/01/34	250,000	304,190
Minnesota State Higher Education Facilities Authority Revenue, Macalester College, Refunding, 3.00%,
3/01/35	500,000	540,770
Northern Municipal Power Agency Electric System Revenue, Refunding, 5.00%, 1/01/36	100,000	120,096
Southern Minnesota Municipal Power Agency Power Supply System Revenue, 5.00%, 1/01/31	100,000	126,903
University of Minnesota GO, Series A, 5.00%, 9/01/42	100,000	123,407
		3,285,785
Missouri 2.3%
Curators of the University of Missouri System Facilities Revenue, Series B, 5.00%, 11/01/30	500,000	696,035
Kansas City Mo Indl Dev Auth Arpt Spl Oblig, 5.00%, 3/01/33	500,000	639,215
Missouri State Health and Educational Facilities Authority Health Facilities Revenue, St. Luke's Episcopal-
Presbyterian Hospitals, 4.00%, 12/01/35	755,000	885,487
Platte County School District Park Hill GO, Direct Deposit Program, 3.00%, 3/01/33	100,000	108,488
		2,329,225
Montana 0.1%
Cascade County High School District No. 1 Great Falls GO, School Building, 5.00%, 7/01/25	100,000	120,252
Nevada 2.5%
Clark County School District GO, Building, Refunding, Series A, 5.00%, 6/15/26	100,000	122,337
Las Vegas GO, Limited Tax, Various Purpose, Refunding, Series C, 4.00%, 6/01/32	500,000	584,905

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Nevada St, 2.125%, 5/01/38	1,820,000	1,863,352
		2,570,594
New Hampshire 0.1%
New Hampshire State Health and Education Facilities Authority Revenue, University System of New
Hampshire Issue, Refunding, Series A, 5.00%, 7/01/27	100,000	126,760

New Jersey 6.3%
New Jersey St, 4.00%, 6/01/32	1,180,000	1,472,133
New Jersey St Econ Dev Auth Revenue, 5.25%, 4/01/28	1,000,000	1,255,380
New Jersey St Transprtn Trust Fund Auth, 4.00%, 6/15/36	1,000,000	1,152,710
New Jersey State Go, Covid-19 Emergency Bonds, Series A, 3.00%, 6/01/32	940,000	1,064,691
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation System, Capital Appreciation, Series C, AGMC Insured, zero cpn.,
12/15/29	870,000	755,160
Transportation System, Capital Appreciation, Series A, zero cpn., 12/15/39	1,000,000	574,790
Pinelands Regional School District GO, Refunding, AGMC Insured, 3.00%, 8/01/27	100,000	112,934
		6,387,798
New Mexico 0.1%
Santa Fe Net Wastewater Utility System/ Environmental Services Gross Receipts Tax Improvement
Revenue, Climate Bond Certified, Green Bonds, BAM Insured, 4.00%, 6/01/35	100,000	118,038

New York 8.9%
City of New York NY, 5.00%, 4/01/37	500,000	624,810
Long Island Power Authority Electric System Revenue, General, Series A, 5.00%, 9/01/28	300,000	397,629
Met Transprtn Auth Ny Revenue, 5.00%, 11/15/32	500,000	618,490
MTA Revenue, Transportation, Green Bonds, Climate Bond Certified, Refunding, Series B, 5.00%, 11/15/28	100,000	120,742
New York City GO, Fiscal 2018, Series B, Subseries B-1, 4.00%, 10/01/36	100,000	116,763
New York City Ny Indl Dev Agy Revenue,
2.50%, 3/01/37	1,000,000	1,022,160
5.00%, 3/01/30	1,000,000	1,322,070
New York City Transitional Finance Authority Revenue, Future Tax Secured, Subordinate, Fiscal 2018, Series
B, Subseries B-1, 5.00%, 8/01/34	100,000	124,392
New York Liberty Development Corp. Revenue, Goldman Sachs Headquarters Issue, Second Tranche,
5.25%, 10/01/35	1,300,000	1,891,006
New York St Transprtn Dev Corpspl Fac Revenue,
5.00%, 12/01/30	100,000	128,816
5.00%, 12/01/34	500,000	644,870
New York State Dormitory Authority Revenues, Rochester Institute of Technology, Series A, 5.00%, 7/01/39	300,000	383,604
New York State Dormitory Authority Revenues, Non-State Supported Debt, School Districts, Financing
Program, Refunding, Series G, BAM Insured, 3.00%, 10/01/33	100,000	106,255
New York State Dormitory Authority Sales Tax Revenue, Series A, 5.00%, 3/15/33	670,000	852,133
New York State Urban Dev. Corp., 5.00%, 3/15/31	630,000	690,159
		9,043,899
North Carolina 0.2%
University of North Carolina at Charlotte Revenue,, General, Board of Governors Refunding, 4.00%, 10/01/34	100,000	116,727
Winston-Salem City Water and Sewer System Revenue, 4.00%, 6/01/33	100,000	118,872
		235,599
Ohio 2.8%
American Municipal Power Inc. Revenue, Prairie State Energy Campus Project, Refunding, 5.00%, 2/15/33	705,000	933,371
Columbus GO, Series A, 3.00%, 4/01/28	100,000	114,374
Franklin County Hospital Facilities Revenue, Nationwide Children's Hospital Project, Refunding, Series A,
3.125%, 11/01/33	50,000	55,362
Franklin County Sales Tax Revenue, Various Purpose, 5.00%, 6/01/43	450,000	566,086
Hudson City School District GO, School Improvement, 4.00%, 12/01/31	100,000	115,498
Licking Heights Local School District GO, School Facilities Construction and Improvement, Series, 5.00%,
10/01/30	100,000	125,491
Northeast Regional Sewer District Revenue,
Wastewater Improvement, Refunding, 3.00%, 11/15/35	500,000	579,995
Wastewater Improvement, Refunding, 4.00%, 11/15/34	100,000	120,425
Ohio State GO, Highway Capital Improvements, Full Faith and Credit/Highway User Receipts, Series S,
5.00%, 5/01/23	100,000	111,226

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Ohio State Water Development Authority Revenue, Community Assistance, Refunding, 4.00%, 12/01/30	100,000	130,093
		2,851,921
Oklahoma 1.0%
Oklahoma City GO, 4.00%, 3/01/33	500,000	589,895
Oklahoma State Water Resources Board Loan Program Revnue, Series A, 2.25%, 10/01/36	400,000	425,376
		1,015,271
Oregon 3.2%
City of Beaverton Water Revenue, 5.00%, 4/01/34	500,000	668,740
Clackamas County School District No. 7J Lake Oswego GO, Multnomah and Washington Counties, 5.00%,
6/01/29	310,000	394,605
Deschutes Cnty Or Hosp Facs Auth Hosp Revenue, 4.00%, 1/01/38	1,000,000	1,164,180
Marion and Polk Countys or School District No. 24J Salem, Series C, 4.00%, 6/15/36	500,000	623,530
Oregon State Housing and Community Services Department Mortgage Revenue, Series D, 3.15%, 7/01/32	90,000	98,250
Portland Community College District GO, Multnomah Washington Yamhill Clackamas and Columbia
Counties, Refunding, 5.00%, 6/15/25	100,000	120,990
Washington County GO, Full Faith and Credit Obligations, Series B, 5.00%, 3/01/25	175,000	209,479
		3,279,774
Pennsylvania 6.4%
Albert Gallatin Pa Area Sch Dist, 4.00%, 9/01/27	1,000,000	1,187,490
Delaware Valley Regional Finance Authority Revenue, Series A, 5.50%, 8/01/28	810,000	1,058,022
Geisinger Authority Health System Revenue, Geisinger Health System Obligation Group, Refunding, Series
A, 4.00%, 4/01/39	1,775,000	2,133,391
Pennsylvania St, 3.00%, 5/01/36	1,500,000	1,685,820
Pennsylvania State Economic Development Financing Authority Revenue, UPMC, Refunding, Series A,
3.375%, 11/15/33	125,000	136,811
Pennsylvania State University Revenue, 5.00%, 9/01/38	250,000	327,935
		6,529,469
Puerto Rico 0.2%
Puerto Rico Commonwealth Highways And Transportation Authority Transportation Revenue, Refunding,
Series N, Assured Guaranty, 5.25%, 7/01/36	200,000	240,416

South Dakota 1.4%
South Dakota St Brd Of Rgts Hsg & Auxiliary Fac Sys, 3.00%, 4/01/34	1,230,000	1,367,957

Tennessee 1.2%
Chattanooga Health Educational and Housing Facility Board Revenue, Commonspirit Health, Refunding,
Series A-1, 5.00%, 8/01/25	250,000	296,300
Kingsport GO, Series B, 3.00%, 3/01/35	130,000	139,658
Lawrenceburg GO, Refunding, 2.50%, 6/01/27	100,000	104,297
Metropolitan Government of Nashville and Davidson County GO, Improvement, Refunding, 4.00%, 7/01/29	100,000	120,389
Metropolitan Government of Nashville and Davidson County Water and Sewer Revenue, Green Bonds,
Subordinate, Refunding, Series A, 5.00%, 7/01/36	100,000	124,189
Tennessee HDA Residential Finance Program Revenue, Issue 2019-2, Refunding, 1.95%, 1/01/26	250,000	264,057
Tennessee State School Bond Authority Revenue, Higher Educational Facilities Second Program, Series A,
5.00%, 11/01/37	100,000	125,433
		1,174,323
Texas 4.8%
Central Texas Regional Mobility Auth. Revenue, 5.00%, 1/01/33	400,000	521,860
Cypress-Fairbanks Independent School Dist., 4.00%, 2/15/34	750,000	944,850
El Paso Water and Sewer Revenue, Refunding and Improvement, 4.00%, 3/01/33	100,000	116,613
Fort Worth Water and Sewer Revenue, System, 5.00%, 2/15/32	295,000	379,069
Lamar Consolidated ISD, GO, Fort Bend County, School House, PSF Guarantee, 4.00%, 2/15/30	600,000	751,500
Lewisville Independance School District GO, Refunding, 5.00%, 8/15/32	750,000	1,007,760
Pflugerville ISD, GO, Series A, PSF Guarantee, 5.00%, 2/15/29	100,000	130,307
Round Rock Utility Revenue, Refunding, 2.75%, 8/01/29	100,000	109,002
Texas A&M University System Board of Regents Revenue, Financing System, Refunding, Series C, 5.00%,
5/15/33	100,000	125,479
Texas State Water Development Board Revenue,
State Water Implementation Fund, Master Trust, Series A, 4.00%, 10/15/33	115,000	139,188

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Water Implementation Fund, Series A, 4.00%, 10/15/35	500,000	603,095
		4,828,723
Utah 1.5%
Provo GO, Refunding, 4.00%, 1/01/23	100,000	107,664
South Jordan Sales Tax Revenue, Refunding, 5.00%, 8/15/38	325,000	427,115
Utah State Building Ownership Authority Lease Revenue, State Facilities Master Lease Program, 2.50%,
5/15/27	100,000	107,267
Utah State Water Finance Agency Revenue, Loan Financing Program, Series B, 5.00%, 3/01/38	200,000	258,166
Utah Transit Auth., Sales Tax Revenue, 5.00%, 6/15/29	500,000	594,450
		1,494,662
Virginia 1.0%
Arlington County GO, Public Improvement, 4.00%, 6/15/35	500,000	622,245
Henrico County Water and Sewer System Revenue, Refunding, 4.00%, 5/01/32	250,000	309,575
Virginia College Building Authority Educational Facilities Revenue, Public Higher Education Financing
Program, Series A, 5.00%, 9/01/32	100,000	130,473
		1,062,293
Washington 1.8%
King and Snohomish Counties School District No 417 Northshore GO, 5.00%, 12/01/31	100,000	130,193
Seattle Drainage and Wastewater Revenue, Refunding, 4.00%, 4/01/31	125,000	145,827
Seattle Municipal Light and Power Revenue, Improvement and Refunding, Series C, 4.00%, 9/01/35	700,000	826,679
Spokane County School District No. 356 Central Valley GO,
5.00%, 12/01/26	100,000	126,953
5.00%, 12/01/28	310,000	402,061
Washington Health Care Facilities Authority Revenue, MultiCare Health System, Refunding, Series B, 5.00%,
8/15/29	125,000	161,470
		1,793,183
Wisconsin 0.9%
Brookfield GO, Waukesha County, Refunding, 3.00%, 12/01/25	100,000	112,949
Public Fin Auth Wi Mf Hsg Revenue, 3.50%, 12/01/50	200,000	200,838
Wisconsin Center Dist Wi Tax Revenue, zero cpn.,12/15/30	680,000	574,552
		888,339
Variable Rate Demand Notes 0.1%
North Carolina 0.1%
The Charlotte-Mecklenburg Hospital Authority Revenue, Carolinas HealthCare System, Refunding, Series C,
Daily VRDN and Put, 0.09%, 1/15/37	100,000	100,000

Total Investments (Cost $95,144,373) 97.4%		98,673,750

Other Assets, less Liabilities 2.6%		2,602,500
Net Assets 100.0%		$101,276,250

*The principal amount is stated in U.S. dollars unless otherwise indicated.

Abbreviations

Selected Portfolio

AGMC	-	Assured Guaranty Municipal Corp.
BAM	-	Build America Mutual Assurance Co.
CFD	-	Community Facilities District
GO	-	General Obligation
HDA	-	Housing Development Authority/Agency
HFAR	-	Housing Finance Authority Revenue
ISD	-	Independent School District
MTA	-	Metropolitan Transit Authority
PSF	-	Permanent School Fund
RDA	-	Redevelopment Agency/Authority
UHSD	-	Unified/Union High School District
USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin Liberty Senior Loan ETF	Country	Principal Amount*	Value
* Corporate Bonds & Notes 4.3%
Airlines 0.5%
[a] Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.500%, 10/20/25	United States	250,000	$267,301
Construction Materials 0.7%
[a] Cemex SAB de CV, senior secured note, 144A, 5.200%, 9/17/30	Mexico	375,000	411,656
Containers & Packaging 0.7%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group
Issuer Luxembourg SA, senior secured note, 4.000%, 10/15/27	United States	400,000	410,500
Diversified Financial Services 0.4%
[a] Vmed O2 UK Financing I PLC, senior secured bond, 144A, 4.250%,
1/31/31	United Kingdom	210,000	215,070
Media 0.5%
[a] Diamond Sports Group LLC/Diamond Sports Finance Co., first lien, 144A,
5.375%, 8/15/26	United States	310,000	252,456
[a] Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 2/15/25	United States	44,444	44,861
			297,317
Oil, Gas & Consumable Fuels 0.3%
Cheniere Energy Inc., 4.625%, 10/15/28	United States	150,000	157,688
Specialty Retail 1.2%
Harbor Freight Tools USA Inc., Refinancing Loan, 4.000%, 10/19/27	United States	495,462	496,364
[a] Staples Inc., 144A, 7.500%, 4/15/26	United States	161,000	168,396
			664,760
Total Corporate Bonds & Notes (Cost $2,298,306)			2,424,292
[b] Senior Floating Rate Interests 88.0%
Aerospace & Defense 2.1%
Dynasty Acquisition Co. Inc.,
Initial Term B-1 Loan, 3.807%, 4/04/26	United States	808,202	772,281
Initial Term B-2 Loan (CAD), 3.807%, 4/04/26	United States	434,517	415,205
			1,187,486
Airlines 1.9%
American Airlines Inc., 2018 Replacement Term Loans, 3.542%, 6/27/25	United States	759,451	633,002
Delta Air Lines Inc., Term Loan, 5.750%, 4/29/23	United States	318,870	324,450
[c] SkyMiles IP Ltd/Delta Air Lines Inc., Term Loan B, TBD, 10/20/27	United States	136,597	141,976
			1,099,428
Auto Components 2.7%
Clarios Global LP (Power Solutions), Initial Dollar Term Loan, 3.658%,
4/30/26	United States	1,551,429	1,549,163
Building Products 1.1%
Allied Universal Holdco LLC, Term Loan B, 4.397%, 7/12/26	United States	299,244	298,420
White Cap Buyer LLC, Term Loan, 4.500%, 10/07/27	United States	300,000	300,312
			598,732
Chemicals 3.4%
Nouryon USA LLC, Term Loan B, 3.151%, 10/01/25	Netherlands	795,069	788,609
Univar Solutions USA Inc., first lien, Term B-5 Loans, 2.156%, 7/01/26	United States	72,535	72,037
Univar USA Inc., Term B-3 Loans, 2.406%, 7/01/24	United States	1,098,071	1,095,815
			1,956,461
Commercial Services & Supplies 2.7%
Intrado Corp., Term B Loans, 5.000%, 10/10/24	United States	245,419	238,551

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Prime Security Services Borrower LLC, Term B-1 Facility, 4.250%, 9/12/26	United States	1,287,037	1,296,890
			1,535,441
Communications Equipment 2.8%
CommScope Inc., Initial Term Loans, 3.406%, 4/04/26	United States	1,580,000	1,572,922
Containers & Packaging 1.5%
Berry Global Inc., Term Y Loans, 2.155%, 7/01/26	United States	358,807	357,643
Reynolds Group Holdings Inc., U.S. Term Loans, 2.906%, 2/05/23	United States	475,445	474,257
			831,900
Diversified Consumer Services 0.1%
[c] Sabre GLBL Inc., 2020 Other Term B Loans, TBD, 12/14/27	United States	43,448	43,611
Diversified Financial Services 3.9%
Amentum Government Services Holdings LLC, Term Loan B, 5.500%,
1/31/27	United States	708,720	715,807
Asurion LLC,
Replacement B-6 Term Loans, 3.156%, 11/03/23	United States	1,024,464	1,015,710
Term Loan B-8, 3.397%, 12/16/26	United States	504,854	500,436
			2,231,953
Diversified Telecommunication Services 3.2%
Altice France SA/Numericable U.S. LLC/ Ypso France SAS, USD TLB-13
Incremental Term Loans, FRN, 4.237%, 8/14/26	France	797,874	796,462
Zayo Group Holdings Inc. (Front Range BidCo), Initial Dollar Term Loan,
3.156%, 3/09/27	United States	1,048,194	1,044,169
			1,840,631
Electric Utilities 1.3%
[c] Brookfield WEC Holdings Inc., Initial Term Loans, TBD, 8/01/25	United States	722,626	721,853
Food & Staples Retailing 1.2%
Aramark Corp., U.S. Term B-3 Loan, 3.353%, 3/11/25	United States	697,750	690,860

Health Care Providers & Services 4.6%
[c] ADMI Corp. (Aspen Dental), Term Loan B, TBD, 12/15/27	United States	433,433	434,625
Air Medical Global Holding Inc., 2018 New Term Loans, 5.250%, 3/14/25	United States	361,188	358,479
Gentiva Health Services Inc., Term B Loans, 3.437%, 7/02/25	United States	412,330	411,301
[c] Milano Acquisition Corp., Term Loan B, TBD, 8/09/27	United States	589,007	590,355
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 3.402%, 3/05/26	United States	847,859	844,506
			2,639,266
Health Care Technology 0.5%
Change Healthcare Holdings LLC, Closing Date Term Loan, 3.500%,
3/01/24	United States	282,838	282,008
Hotels Restaurants & Leisure 4.4%
1011778 B.C. ULC, Term B-4 Loan, 1.906%, 11/19/26	Canada	1,451,075	1,433,394
Caesars Resort Collection LLC,
Term B-1 Loans, 4.725%, 6/19/25	United States	129,216	129,640
Term B Loans, 2.906%, 12/22/24	United States	795,733	782,607
IRB Holding Corp., Fourth Amendment Incremental Term Loans, 4.250%,
12/15/27	United States	153,454	153,909
			2,499,550
Insurance 5.3%
[c] Acrisure LLC, Term Loan B, TBD, 2/15/27	United States	698,241	687,041
Alliant Holdings Intermediate LLC, Term Loan B, 4.250%, 10/08/27	United States	41,112	41,215
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Initial Term
Loan, 2.906%, 5/10/25	United States	445,431	439,120
AssuredPartners Inc.,
June Incremental Term Loan, 5.50%, 2/13/27	United States	362,774	364,136
2020 February Refinancing Term Loans, 3.656%, 2/13/27	United States	796,732	786,335
Mitchell International Inc., Amendment No. 2 New Term Loans, 4.750%,
12/01/24	United States	698,250	700,170

		FRANKLIN TEMPLETON ETF TRUST

	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)
			3,018,017
Interactive Media & Services 1.9%
MH Sub I LLC & Micro Holding Corp.,
Initial Term Loans, 4.572%, 9/15/24	United States	896,911	887,328
2020 June New Term Loans, 4.750%, 9/15/24	United States	189,322	189,322
			1,076,650
IT Services 4.5%
Dun & Bradstreet Corp.,
Term Loan B, 3.898%, 2/08/26	United States	299,246	299,952
[c]2020 Incremental Term Loan, TBD, 2/08/26	United States	60,103	60,244
Tibco Software Inc., Term B-3 Loans, 3.910%, 7/31/26	United States	696,500	685,398
Verscend Holding Corp., Term B Loans, 4.656%, 7/27/25	United States	667,098	668,099
Sedgwick Claims Management Services Inc., Initial Term Loans, 3.406%,
12/31/25	United States	845,685	833,884
			2,547,577
Leisure Equipment & Products 1.5%
Playtika Holding Corp., Term B Loans, 7.072%, 12/10/24	United States	845,500	852,277
Machinery 1.5%
Vertical US Newco Inc. (thyssenkrupp Elevator), Term Loan B, 4.566%,
7/01/27	United States	857,328	864,980

Media 12.1%
[c] Clear Channel Outdoor Holdings Inc., Term B Loan, TBD, 8/21/26	United States	298,489	288,121
CSC Holdings LLC, March 2017 Incremental Term Loans, 2.402%, 7/17/25	United States	1,257,116	1,241,402
Diamond Sports Group LLC, Term Loan, 3.410%, 8/24/26	United States	543,661	483,858
[d] Nexstar Broadcasting Inc., Term B-4 Loan, 2.905%, 9/19/26	United States	1,380,393	1,374,188
Nielsen Finance LLC (VNU Inc.), Dollar Term B-5 Loan, 4.750%, 6/04/25	United States	105,530	106,497
[c] Radiate Holdco LLC, Term Loan, TBD, 9/10/26	United States	163,917	164,403
Sinclair Television Group Inc., Tranche B Term Loans, 2.410%, 1/03/24	United States	440,715	436,859
Univision Communications Inc., 2020 Replacement New First-Lien Term
Loans, 4.750%, 3/24/26	United States	894,031	897,693
WideOpenWest Finance LLC, Term B Loan, 4.250%, 8/19/23	United States	1,098,645	1,097,804
William Morris Endeavor Entertainment LLC and IMG LLC, Term Loan B,
2.900%, 5/18/25	United States	897,599	832,146
			6,922,971
Oil, Gas & Consumable Fuels 2.6%
[c] Blackstone CQP Holdco LP, Initial Term Loans, TBD, 9/30/24	United States	298,485	298,112
Buckeye Partners LP, Initial Term Loans, 2.905%, 11/01/26	United States	1,191,000	1,191,375
			1,489,487
Personal Products 2.4%
Sunshine Luxembourg VII SARL (Nestle Skin Health), Facility B1
Commitments, 5.322%, 9/25/26	Luxembourg	1,386,000	1,394,559
Pharmaceuticals 3.2%
Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan,
2.106%, 11/15/27	United States	781,614	776,119
Valeant Pharmaceuticals International, Initial Term Loans, 3.183%, 6/02/25	United States	1,038,898	1,036,467
			1,812,586
Professional Services 1.0%
Tempo Acquisition LLC, Term Loan, 3.75%, 10/31/26	United States	598,496	595,692
Real Estate Management & Development 1.3%
Cushman & Wakefield U.S. Borrower LLC, Replacement Term Loan,
2.906%, 8/21/25	United States	727,172	716,173
Software 8.0%
Athenahealth Inc. (VVC Holding Corp.), Term B Loans, 4.749%, 2/11/26	United States	746,079	747,012
Epicor Software Corporation, Term B Loans, 5.250%, 7/30/27	United States	336,182	338,791
Finastra USA Inc., Dollar Term Loan, 4.500%, 6/13/24	United States	900,453	884,321
Hyland Software Inc., Term Loans, 4.000%, 7/01/24	United States	1,057,740	1,061,706

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

LogMeIn Inc., Initial Term Loans, 4.905%, 8/31/27	United States	880,302	879,206
[c] MA Finance Co., Tranche B-4 Term Loans, TBD, 5/29/25	United States	447,847	452,886
The Ultimate Software Group Inc., 2020 Incremental Term Loan, 4.750%,
5/03/26	United States	190,424	191,711
			4,555,633
Specialty Retail 4.4%
Bass Pro Group LLC, Initial Term Loans, 6.072%, 9/25/24	United States	593,862	596,727
[c] EG America LLC, Additional Facility Loan, TBD, 2/06/25	United States	431,517	427,689
Michaels Stores Inc., New Term Loan, 4.250%, 9/17/27	United States	361,945	360,476
PETCO Animal Supplies Stores Inc., Term Loans, 4.25%, 1/26/23	United States	272,013	261,209
Staples Inc., 2019 Refinancing Term B-1 Loans, 5.251%, 4/12/26	United States	881,380	856,137
			2,502,238
Technology Hardware, Storage & Peripherals 0.9%
Greeneden U.S. Holdings II LLC (Genesys), Initial Dollar Term Loan,
4.750%, 12/01/27	United States	420,719	422,232
[c] Sophia LP (Ellucian), Closing Date Term Loans, TBD, 10/05/27	United States	81,220	81,611
			503,843
Total Floating Rate Loans (Cost $49,890,424)			50,133,948
Asset-Backed Securities 5.1%
[a,e] AMMC CLO 15 Ltd., 2014-15A, CRR, 144A, 2.575%, 3,01/15/2032	United States	1,000,000	979,726
[a,e] BlueMountain CLO Ltd., 2018-3A, C, 144A, 2.444%, 2,10/25/2030	United States	1,000,000	987,336
[a,e] LCM XVIII LP, 2018A, CR, 144A, 2.121%, 2,04/20/2031	United States	1,000,000	967,462
Total Asset-Backed Securities (Cost $2,996,875)			2,934,524
Total Investments (Cost $55,185,605) 97.4%			55,492,764

Other Assets, less Liabilities 2.6%			1,504,274
Net Assets 100.0%			$56,997,038

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $4,294,264, representing 7.5% of net assets.
[b]	The coupon rate shown represents the rate at period end.
[c]	A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
[d]	A portion or all of the security purchased on a delayed delivery basis.
[e]	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

Abbreviations

Selected Portfolio

CLO	-	Collateralized Loan Obligation
FRN	-	Floating Rate Note
TBD	-	To be determined
USD	-	Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin Liberty Systematic Style Premia ETF	Country	Shares	Value
Common Stocks 80.2%
Aerospace & Defense 0.2%
Lockheed Martin Corp.	United States	243	$86,260
Air Freight & Logistics 2.7%
C.H. Robinson Worldwide Inc.	United States	633	59,420
Deutsche Post AG	Germany	4,862	240,930
Expeditors International of Washington Inc.	United States	779	74,091
FedEx Corp.	United States	1,231	319,592
SG Holdings Co. Ltd.	Japan	1,600	43,578
United Parcel Service Inc., B	United States	3,273	551,173
			1,288,784
Automobiles 0.4%
[a] Fiat Chrysler Automobiles NV	United Kingdom	5,419	97,202
[a] Peugeot SA	France	2,897	79,293
			176,495
Banks 3.8%
[a] BNP Paribas SA	France	4,896	258,221
BOC Hong Kong (Holdings) Ltd.	Hong Kong	18,000	54,554
Canadian Imperial Bank of Commerce	Canada	2,200	187,743
Chuo Mitsui Trust Holdings Inc.	Japan	1,600	49,234
[a] Credit Agricole SA	France	5,081	64,158
DBS Group Holdings Ltd.	Singapore	8,700	164,830
Hang Seng Bank Ltd.	Hong Kong	3,700	63,799
[a] ING Groep NV	Netherlands	17,566	164,227
Mediobanca Banca di Credito Finanziario SpA	Italy	3,117	28,756
Mizuho Financial Group Inc.	Japan	11,600	146,903
Oversea-Chinese Banking Corp. Ltd.	Singapore	16,100	122,548
PNC Financial Services Group Inc.	United States	631	94,019
Resona Holdings Inc.	Japan	10,000	34,907
[a] Standard Chartered PLC	United Kingdom	13,230	84,257
[a] Swedbank AB, A	Sweden	4,470	78,443
[a] UniCredit SpA	Italy	10,724	100,352
United Overseas Bank Ltd.	Singapore	5,700	97,426
			1,794,377
Beverages 0.5%
Molson Coors Beverage Co., B	United States	954	43,111
[a] Monster Beverage Corp.	United States	1,873	173,215
			216,326
Biotechnology 4.6%
AbbVie Inc.	United States	4,910	526,106
[a] Alexion Pharmaceuticals Inc.	United States	1,060	165,614
Amgen Inc.	United States	2,461	565,833
[a] Genmab A/S	Denmark	303	122,674
Gilead Sciences Inc.	United States	3,102	180,723
[a] Regeneron Pharmaceuticals Inc.	United States	514	248,319
[a] Seagen Inc.	United States	258	45,186
[a] Vertex Pharmaceuticals Inc.	United States	1,205	284,790
			2,139,245
Building Products 0.8%
A O Smith Corp.	United States	617	33,824
AGC Inc.	Japan	900	31,382
[a] Compagnie de Saint-Gobain	France	2,578	118,287
Geberit AG	Switzerland	75	47,022
[a] Kingspan Group PLC	Ireland	765	53,727
Lennox International Inc.	United States	159	43,561

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Masco Corp.	United States	1,244	68,333
			396,136
Capital Markets 3.8%
3i Group PLC	United Kingdom	4,737	74,983
Credit Suisse Group AG	Switzerland	11,612	149,756
FactSet Research Systems Inc.	United States	178	59,185
Hong Kong Exchanges and Clearing Ltd.	Hong Kong	5,900	323,388
Invesco Ltd.	United States	1,883	32,821
Nomura Holdings Inc.	Japan	15,500	81,820
S&P Global Inc.	United States	1,160	381,327
Singapore Exchange Ltd.	Singapore	3,600	25,277
State Street Corp.	United States	1,610	117,176
T. Rowe Price Group Inc.	United States	1,055	159,716
The Bank of New York Mellon Corp.	United States	3,303	140,179
UBS Group AG	Switzerland	18,219	257,018
			1,802,646
Chemicals 1.0%
Covestro AG	Germany	918	56,700
EMS-Chemie Holding AG	Switzerland	38	36,670
Johnson Matthey PLC	United Kingdom	958	31,756
Mitsui Chemicals Inc.	Japan	900	26,370
Nitto Denko Corp.	Japan	800	71,519
The Sherwin-Williams Co.	United States	353	259,423
			482,438
Commercial Services & Supplies 0.1%
Rollins Inc.	United States	1,143	44,657
Communications Equipment 0.1%
[a] F5 Networks Inc.	United States	143	25,159
Construction Materials 0.1%
HeidelbergCement AG	Germany	740	55,430
Containers & Packaging 0.4%
International Paper Co.	United States	1,838	91,385
Sealed Air Corp.	United States	738	33,793
Smurfit Kappa Group PLC	Ireland	1,014	47,196
WestRock Co.	United States	817	35,564
			207,938
Diversified Financial Services 0.5%
Investor AB, B	Sweden	2,238	163,288
Kinnevik AB, B	Sweden	1,183	59,852
			223,140
Diversified Telecommunication Services 0.6%
BT Group PLC	United Kingdom	44,196	79,897
CenturyLink Inc.	United States	4,519	44,060
Nippon Telegraph & Telephone Corp.	Japan	5,900	151,179
			275,136
Electric Utilities 1.3%
Chubu Electric Power Co. Inc.	Japan	3,100	37,322
[a] EDF SA	France	2,454	38,718
Endesa SA	Spain	1,562	42,715
Enel SpA	Italy	26,340	266,722
Hydro One Ltd.	Canada	1,600	35,981
NRG Energy Inc.	United States	1,228	46,111
Power Assets Holdings Ltd.	Hong Kong	7,000	37,917
Red Electrica Corp. SA	Spain	2,116	43,431
Terna Rete Elettrica Nazionale SpA	Italy	6,553	50,112
			599,029
Electrical Equipment 0.5%
Emerson Electric Co.	United States	300	24,111
Mitsubishi Electric Corp.	Japan	8,600	129,693

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Rockwell Automation Inc.	United States	396	99,321
			253,125
Electronic Equipment, Instruments & Components 0.7%
[a] Arrow Electronics Inc.	United States	382	37,169
Murata Manufacturing Co. Ltd.	Japan	2,500	225,677
TDK Corp.	Japan	600	90,309
			353,155
Entertainment 2.1%
Activision Blizzard Inc.	United States	3,561	330,639
Capcom Co. Ltd.	Japan	400	25,957
Electronic Arts Inc.	United States	453	65,051
Nintendo Co. Ltd.	Japan	500	318,805
[a] Take-Two Interactive Software Inc.	United States	534	110,960
Vivendi SA	France	4,026	129,948
			981,360
Equity Real Estate Investment Trusts (REITs) 1.7%
American Tower Corp.	United States	500	112,230
Ascendas REIT	Singapore	15,300	34,498
Dexus	Australia	5,275	38,262
Gecina SA	France	227	35,079
Goodman Group	Australia	7,927	115,670
Land Securities Group PLC	United Kingdom	3,511	32,338
Link REIT	Hong Kong	10,200	92,873
Public Storage	United States	762	175,969
SBA Communications Corp., A	United States	316	89,153
Segro PLC	United Kingdom	5,808	75,232
			801,304
Food & Staples Retailing 1.4%
Carrefour SA	France	3,046	52,289
J Sainsbury PLC	United Kingdom	8,686	26,774
Koninklijke Ahold Delhaize NV	Netherlands	5,420	153,257
The Kroger Co.	United States	3,812	121,069
Walmart Inc.	United States	1,986	286,282
William Morrison Supermarkets PLC	United Kingdom	11,235	27,237
			666,908
Food Products 0.4%
Bunge Ltd.	United States	671	44,004
The J.M. Smucker Co.	United States	545	63,002
Tyson Foods Inc.	United States	356	22,941
[b] WH Group Ltd., Reg S	Hong Kong	47,000	39,400
Wilmar International Ltd.	China	9,400	33,072
			202,419
Gas Utilities 0.2%
Osaka Gas Co. Ltd.	Japan	1,800	36,821
Tokyo Gas Co. Ltd.	Japan	1,800	41,563
UGI Corp.	United States	976	34,121
			112,505
Health Care Equipment & Supplies 2.9%
Biomerieux	France	193	27,251
Danaher Corp.	United States	2,521	560,015
DiaSorin SpA	Italy	123	25,599
Fisher & Paykel Healthcare Corp. Ltd.	New Zealand	2,486	59,014
[a] Hologic Inc.	United States	1,308	95,262
Hoya Corp.	Japan	1,700	234,965
[a] IDEXX Laboratories Inc.	United States	399	199,448
Steris PLC	United States	400	75,816

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

West Pharmaceutical Services Inc.	United States	367	103,975
			1,381,345
Health Care Providers & Services 0.5%
Cardinal Health Inc.	United States	1,470	78,733
McKesson Corp.	United States	812	141,223
			219,956
Health Care Technology 1.0%
Cerner Corp.	United States	1,492	117,092
M3 Inc.	Japan	1,900	179,299
[a] Veeva Systems Inc.	United States	667	181,591
			477,982
Hotels, Restaurants & Leisure 1.5%
Domino's Pizza Inc.	United States	190	72,857
McDonald's Corp.	United States	2,224	477,226
Yum! Brands Inc.	United States	1,417	153,830
			703,913
Household Products 2.7%
Clorox Co.	United States	602	121,556
Colgate-Palmolive Co.	United States	4,004	342,382
Henkel AG & Co. KGaA	Germany	520	50,168
Kimberly-Clark Corp.	United States	1,489	200,762
The Procter & Gamble Co.	United States	4,018	559,064
			1,273,932
Independent Power and Renewable Electricity Producers 0.1%
Vistra Corp.	United States	2,229	43,822
Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd.	Hong Kong	13,500	94,192
Jardine Strategic Holdings Ltd.	Hong Kong	1,100	27,368
			121,560
Insurance 0.7%
Admiral Group PLC	United Kingdom	933	37,062
Aflac Inc.	United States	3,214	142,927
Great-West Lifeco Inc.	Canada	1,400	33,352
NN Group NV	Netherlands	1,437	62,470
T&D Holdings Inc.	Japan	2,700	31,826
			307,637
Interactive Media & Services 4.2%
[a] Alphabet Inc., A	United States	340	595,898
[a] Alphabet Inc., C	United States	400	700,752
[a] Facebook Inc., A	United States	2,444	667,603
			1,964,253
Internet & Direct Marketing Retail 1.9%
[a] Amazon.com Inc.	United States	185	602,532
eBay Inc.	United States	3,261	163,865
[a] HelloFresh SE	Germany	682	52,738
[a] Zalando SE	Germany	748	83,340
			902,475
IT Services 2.5%
Accenture PLC, A	United States	1,878	490,552
[a] Akamai Technologies Inc.	United States	753	79,058
[a] Atos SE	France	491	44,925
Cognizant Technology Solutions Corp., A	United States	2,418	198,155
Fujitsu Ltd.	Japan	1,000	144,365
NEC Corp.	Japan	1,300	69,757
Nomura Research Institute Ltd.	Japan	1,500	53,683
NTT Data Corp.	Japan	3,100	42,366

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Western Union Co.	United States	1,916	42,037
			1,164,898
Leisure Products 0.2%
SHIMANO Inc.	Japan	400	93,312
Life Sciences Tools & Services 2.2%
[a] Bio-Rad Laboratories Inc., A	United States	106	61,792
[a] Eurofins Scientific SE	Luxembourg	638	53,574
[a] Mettler-Toledo International Inc.	United States	119	135,622
PerkinElmer Inc.	United States	550	78,925
Sartorius Stedim Biotech	France	137	48,813
Thermo Fisher Scientific Inc.	United States	1,241	578,033
[a] Waters Corp.	United States	291	71,999
			1,028,758
Machinery 2.7%
Cummins Inc.	United States	730	165,783
Deere & Co.	United States	1,452	390,661
Epiroc AB, A	Sweden	2,961	53,956
GEA Group AG	Germany	769	27,550
Knorr-Bremse AG	Germany	242	33,068
Kone OYJ, B	Finland	1,678	136,450
PACCAR Inc.	United States	1,709	147,453
Schindler Holding AG	Switzerland	92	24,812
Snap-on Inc.	United States	255	43,641
Techtronic Industries Co. Ltd.	Hong Kong	6,500	92,715
[a] Volvo AB, B	Sweden	6,950	164,006
			1,280,095
Marine 0.2%
A.P. Moeller-Maersk AS, A	Denmark	15	31,191
A.P. Moeller-Maersk AS, B	Denmark	29	64,807
			95,998
Media 0.2%
[a] Discovery Inc., C	United States	1,462	38,290
Fox Corp.	United States	1,572	45,776
			84,066
Metals & Mining 3.5%
B2Gold Corp.	Canada	5,200	29,102
BHP Group Ltd.	Australia	13,937	456,313
BHP Group PLC	United Kingdom	9,999	263,111
Bluescope Steel Ltd.	Australia	2,508	33,829
Boliden AB	Sweden	1,234	43,785
Fortescue Metals Group Ltd.	Australia	8,444	152,666
Kinross Gold Corp.	Canada	6,300	46,187
Rio Tinto Ltd.	Australia	1,846	162,147
Rio Tinto PLC	Australia	5,482	409,901
Steel Dynamics Inc.	United States	1,048	38,640
			1,635,681
Multi-Utilities 0.2%
AGL Energy Ltd.	Australia	3,045	28,079
Suez SA	France	1,608	31,912
Veolia Environnement SA	France	1,037	25,389
			85,380
Multiline Retail 2.0%
Canadian Tire Corp. Ltd., A	Canada	300	39,403
Dollar General Corp.	United States	1,221	256,776
Target Corp.	United States	2,474	436,735
Wesfarmers Ltd.	Australia	5,168	200,990
			933,904
Oil, Gas & Consumable Fuels 1.3%
Cabot Oil & Gas Corp., A	United States	2,036	33,146

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

ENEOS Holdings Inc.	Japan	14,900	53,455
EOG Resources Inc.	United States	2,923	145,770
Neste Oil OYJ	Finland	2,099	151,937
OMV AG	Austria	737	29,758
Pioneer Natural Resources Co.	United States	826	94,073
TOTAL SE	France	1,907	82,366
			590,505
Personal Products 0.8%
L'Oreal SA	France	955	363,167
Pharmaceuticals 0.4%
[a] Jazz Pharmaceuticals PLC	United States	300	49,515
Ono Pharmaceutical Co. Ltd.	Japan	1,700	51,175
Otsuka Holdings Co. Ltd.	Japan	1,800	77,025
			177,715
Professional Services 0.7%
Adecco Group AG	Switzerland	661	44,239
[a] Randstad NV	Netherlands	572	37,261
Robert Half International Inc.	United States	535	33,427
SGS SA	Switzerland	27	81,554
Wolters Kluwer NV	Netherlands	1,333	112,636
			309,117
Real Estate Management & Development 0.9%
CK Asset Holdings Ltd.	Hong Kong	13,000	66,728
Deutsche Wohnen AG	Germany	1,672	89,380
Hang Lung Properties Ltd.	Hong Kong	10,000	26,374
Henderson Land Development Co. Ltd.	Hong Kong	7,000	27,309
Hongkong Land Holdings Ltd.	Hong Kong	5,900	24,367
LEG Immobilien AG	Germany	348	54,102
New World Development Co. Ltd.	Hong Kong	8,000	37,246
Sun Hung Kai Properties Ltd.	Hong Kong	6,500	83,829
			409,335
Road & Rail 1.6%
Canadian National Railway Co.	Canada	3,100	340,513
Canadian Pacific Railway Ltd.	Canada	700	242,599
JB Hunt Transport Services Inc.	United States	393	53,704
Knight-Swift Transportation Holdings Inc.	United States	633	26,472
Old Dominion Freight Line Inc.	United States	457	89,197
			752,485
Semiconductors & Semiconductor Equipment 3.8%
Intel Corp.	United States	12,048	600,231
Maxim Integrated Products Inc.	United States	1,317	116,752
[a] Qorvo Inc.	United States	568	94,441
QUALCOMM Inc.	United States	1,047	159,500
Skyworks Solutions Inc.	United States	837	127,961
Teradyne Inc.	United States	777	93,155
Texas Instruments Inc.	United States	3,530	579,379
			1,771,419
Software 8.5%
[a] Adobe Inc.	United States	1,062	531,127
[a] Autodesk Inc.	United States	111	33,893
[a] Cadence Design Systems Inc.	United States	1,360	185,545
[a] Check Point Software Technologies Ltd.	Israel	549	72,968
Citrix Systems Inc.	United States	586	76,239
Constellation Software Inc.	Canada	100	129,743
[a] Fair Isaac Corp.	United States	48	24,530
[a] Fortinet Inc.	United States	642	95,356
Intuit Inc.	United States	1,220	463,417
Microsoft Corp.	United States	4,779	1,062,945
Open Text Corp.	Canada	1,300	59,020
Oracle Corp.	United States	9,113	589,520

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] ServiceNow Inc.	United States	843	464,012
[a] Synopsys Inc.	United States	710	184,060
[a] Topicus.com Inc.	Canada	185	699
[a] Trend Micro Inc.	Japan	700	40,273
			4,013,347
Specialty Retail 2.8%
[a] AutoZone Inc.	United States	111	131,584
Best Buy Co. Inc.	United States	1,172	116,954
[a] Kingfisher PLC	United Kingdom	10,077	37,247
Lowe's Cos. Inc.	United States	1,965	315,402
Nitori Holdings Co. Ltd.	Japan	400	83,762
[a] O'Reilly Automotive Inc.	United States	349	157,947
The Home Depot Inc.	United States	1,541	409,320
Tractor Supply Co.	United States	539	75,773
			1,327,989
Technology Hardware, Storage & Peripherals 0.5%
Hewlett Packard Enterprise Co.	United States	5,934	70,318
HP Inc.	United States	6,710	164,999
			235,317
Textiles, Apparel & Luxury Goods 0.2%
Hermes International	France	45	48,430
Pandora AS	Denmark	489	54,740
			103,170
Trading Companies & Distributors 0.7%
Brenntag AG	Germany	715	55,412
ITOCHU Corp.	Japan	6,600	189,476
Marubeni Corp.	Japan	7,900	52,498
Toyota Tsusho Corp.	Japan	1,000	40,341
			337,727
Water Utilities 0.1%
United Utilities Group PLC	United Kingdom	3,148	38,513
Wireless Telecommunication Services 0.5%
KDDI Corp.	Japan	7,600	225,692
Total Common Stocks (Cost $33,339,540)			37,638,437
Preferred Stocks 0.2%
Germany 0.2%
[c] Henkel AG & Co. KGaA, 2.004%, pfd.	Germany	816	92,154

Total Investments (Cost $33,419,627) 80.4%			37,730,591

Other Assets, less Liabilities 19.6%			9,226,886
Net Assets 100.0%			$46,957,477

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	Non-income producing.
[b]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the value of this security was $39,400, representing 0.1% of net assets.
[c]	Variable rate security. The rate shown represents the yield at period end.

At December 31, 2020, the Fund had the following total return equity swap contracts outstanding. See Note 3.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Swaps

					Notional		Unrealized
		Payment			Amount		Appreciation
Description	Financing Rate	Frequency	Counterparty	Maturity Date	(000	)s	(Depreciation)
OTC Swap Contracts
Short
MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	1/20/21	$(24,877)		(286,767)

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	MSCO	Buy	1,489,000	$1,128,975	3/17/21	$20,687	$—
Australian Dollar	MSCO	Sell	2,660,000	2,005,443	3/17/21	—	(48,353)
Brazilian Real	MSCO	Buy	4,784,000	942,344	3/17/21	—	(22,773)
Brazilian Real	MSCO	Sell	3,375,000	660,147	3/17/21	11,411	—
Czech Koruna	MSCO	Sell	30,692,000	1,414,768	3/17/21	—	(15,712)
Czech Koruna	MSCO	Sell	23,707,000	1,100,379	3/17/21	—	(4,547)
Euro	MSCO	Sell	549,000	666,888	3/17/21	—	(5,921)
Euro	MSCO	Sell	163,000	199,367	3/17/21	—	(392)
Great British Pound	MSCO	Buy	681,000	921,240	3/17/21	10,071	—
Hungarian Forint	MSCO	Buy	172,926,000	594,639	3/17/21	—	(11,321)
Hungarian Forint	MSCO	Sell	172,926,000	590,943	3/17/21	7,626	—
Israeli Shekel	MSCO	Buy	3,401,000	1,049,684	3/17/21	10,901	—
Israeli Shekel	MSCO	Sell	8,052,961	2,477,793	3/17/21	—	(33,482)
Japanese Yen	MSCO	Buy	64,120,000	616,982	3/17/21	4,556	—
Japanese Yen	MSCO	Sell	64,120,000	621,318	3/17/21	—	(221)
Japanese Yen	MSCO	Sell	48,518,000	470,135	3/17/21	—	(167)
Mexican Peso	MSCO	Buy	33,963,000	1,674,151	3/17/21	16,415	—
Mexican Peso	MSCO	Buy	3,433,000	171,477	3/17/21	—	(594)
New Turkish Lira	MSCO	Buy	8,746,000	1,063,161	3/17/21	81,033	—
New Turkish Lira	MSCO	Sell	148,000	18,251	3/17/21	—	(1,111)
New Zealand Dollar	MSCO	Buy	9,000	6,406	3/17/21	76	—
New Zealand Dollar	MSCO	Sell	1,292,000	915,936	3/17/21	—	(14,587)
Norwegian Krone	MSCO	Buy	4,053,000	468,046	3/17/21	5,210	—
Norwegian Krone	MSCO	Sell	4,053,000	459,295	3/17/21	—	(13,961)
Russian Ruble	MSCO	Buy	21,661,000	292,955	3/17/21	—	(2,051)
Russian Ruble	MSCO	Buy	6,549,000	88,526	3/17/21	—	(574)
South African Rand	MSCO	Buy	9,825,000	642,807	3/17/21	20,027	—
South African Rand	MSCO	Buy	952,000	63,331	3/17/21	894	—
South Korean Won	MSCO	Buy	1,211,310,000	1,109,725	3/17/21	5,725	—
South Korean Won	MSCO	Sell	152,616,000	139,763	3/17/21	—	(775)
Swedish Krona	MSCO	Buy	9,880,000	1,168,958	3/17/21	35,015	—
Swedish Krona	MSCO	Sell	7,306,000	877,735	3/17/21	—	(12,571)
Swiss Franc	MSCO	Sell	3,342,000	3,777,868	3/17/21	—	(10,953)
Swiss Franc	MSCO	Sell	25,000	28,396	3/17/21	53	—

Total Forward Exchange Contracts	$229,700	$(200,066)
Net unrealized appreciation (depreciation)		$29,634
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Australian 10 Yr. Bond	Long	100	$11,361,012	3/15/21	$(4,068)
Canada 10 Yr. Bond	Long	95	11,118,132	3/22/21	30,386
U.S. Treasury 10 Yr. Note	Long	80	11,046,250	3/22/21	13,878
FTSE/JSE Africa Top40 Index	Long	68	2,528,713	3/18/21	(59,275)
Nikkei 225 Mini	Long	7	1,860,429	3/11/21	51,293
S&P 500 E-Mini	Long	9	1,686,960	3/19/21	27,529
S&P/TSX 60 Index	Long	9	1,453,705	3/18/21	(8,129)
OMXS30 Index	Long	61	1,395,100	1/15/21	(13,528)
SPI 200 Index	Long	10	1,261,069	3/18/21	(14,576)
FTSE 100 Index	Long	5	438,791	3/19/21	(6,001)
Mex Bolsa Index	Long	11	244,892	3/19/21	1,578
CAC 40 10 Euro	Short	8	(542,473)	1/15/21	498
IBEX 35 Index	Short	10	(987,490)	1/15/21	6,423
Euro-BTP	Short	7	(1,301,943)	3/08/21	(4,548)
SGX Nifty 50	Short	47	(1,317,504)	1/28/21	(47,921)
EURO STOXX 50 Index	Short	34	(1,476,825)	3/19/21	(12,255)
DAX Index	Short	4	(1,681,892)	3/19/21	(37,938)
Hang Seng Index	Short	13	(2,281,750)	1/28/21	(94,839)
Euro-Bund	Short	31	(6,737,894)	3/08/21	7,928
Long Gilt	Short	41	(7,596,329)	3/29/21	(58,190)
Euro-OAT	Short	48	(9,858,484)	3/08/21	1,704
Commodity Contracts
Soybean, March	Long	11	$721,050	3/12/21	$66,119
Soybean Meal, March	Long	14	601,160	3/12/21	51,311
Gold 100 Ounce, February	Long	3	568,530	2/24/21	323
Cocoa, March	Long	21	546,630	3/16/21	21,288
Copper, March	Long	6	527,850	3/29/21	8,710
Wheat, March	Long	14	448,350	3/12/21	26,473
Platinum, April	Long	6	323,760	4/28/21	5,475
Live Cattle, June	Long	7	321,160	6/30/21	6,170
Soybean, July	Long	4	259,500	7/14/21	48,474
Soybean Meal, July	Long	6	251,700	7/14/21	19,583
Corn, July	Long	10	240,125	7/14/21	24,722
Cotton No. 2, July	Long	6	237,510	7/08/21	6,067
Lean Hog, June	Long	7	231,910	6/14/21	8,820
Soybean Oil, July	Long	8	196,512	7/14/21	12,433
Sugar No. 11, June	Long	12	190,714	6/30/21	10,179
Wheat, July	Long	6	188,475	7/14/21	8,821
Cocoa, July	Long	7	175,770	7/15/21	3,629
Coffee 'C', July	Long	3	148,331	7/20/21	2,522
Gasoline Rbob, March	Long	2	128,377	3/31/21	5,111
Low Sulphur Gasoil, April	Long	3	127,875	4/12/21	20
NY Harbor ULSD, March	Long	2	124,748	3/31/21	1,360

					FRANKLIN TEMPLETON ETF TRUST
			STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Brent Crude, January	Long	2	103,600	1/29/21	1,977
Brent Crude, March	Long	2	103,560	3/31/21	2,157
Natural Gas, March	Long	4	101,520	3/29/21	(4,279)
WTI Crude, March	Long	2	97,380	3/22/21	1,335
Soybean Oil, March	Long	2	50,880	3/12/21	4,194
Low Sulphur Gasoil, February	Short	1	(42,300)	2/11/21	(102)
Live Cattle, February	Short	1	(46,010)	2/26/21	(559)
Corn, March	Short	6	(145,200)	3/12/21	(16,967)
Natural Gas, January	Short	9	(228,510)	1/27/21	10,289
Coffee 'C', March	Short	7	(336,656)	3/19/21	(9,330)
Cotton No. 2, March	Short	9	(351,540)	3/09/21	(11,193)
WTI Crude, January	Short	8	(388,160)	1/20/21	(5,279)
Lean Hog, February	Short	15	(421,650)	2/12/21	(34,224)
Sugar No. 11, February	Short	25	(433,720)	2/26/21	(31,333)
NY Harbor ULSD, January	Short	7	(436,296)	1/29/21	(5,800)

Total Futures Contracts					$18,445
*As of period end.

The following table represents the individual short positions and related values of the equity securities underlying the total return swap with Morgan Stanley Capital Services LLC as of December 31, 2020 , expiration date 1/20/21:

	Country	Shares	Value
Reference Entity - Short 100.00%
Automobiles & Components 3.41%
Aptiv PLC	United States	(1,339)	$(174,458)
Ferrari NV	Italy	(613)	(141,494)
Renault SA	France	(965)	(42,223)
Tesla Inc	United States	(443)	(312,612)
Valeo SA	France	(971)	(38,351)
Volkswagen AG	Germany	(782)	(145,838)
			(854,976)
Banks 2.33%
Citigroup Inc	United States	(2,917)	(179,862)
DNB ASA ORD NOK10	Norway	(4,684)	(91,908)
National Australia Bank Ltd	Australia	(8,387)	(146,264)
Societe Generale SA	France	(3,276)	(68,230)
SVB Financial Group	United States	(254)	(98,509)
			(584,773)
Capital Goods 10.47%
Airbus SE	France	(1,560)	(171,367)
Ashtead Group PLC	United Kingdom	(2,160)	(101,511)
Boeing Co/The	United States	(985)	(210,849)
CAE Inc	Canada	(1,000)	(27,685)
Caterpillar Inc	United States	(1,022)	(186,024)
Eiffage SA	France	(423)	(40,908)
Ferrovial SA	Spain	(2,164)	(59,839)
General Electric Co	United States	(24,812)	(267,970)
Howmet Aerospace Inc	United States	(1,743)	(49,745)
Ingersoll Rand Inc	United States	(1,749)	(79,684)
Jacobs Engineering Group Inc	United States	(636)	(69,299)
Melrose Industries PLC	United Kingdom	(19,867)	(48,353)
MTU Aero Engines AG	Germany	(267)	(69,715)
Raytheon Technologies Corp	United States	(4,369)	(312,427)
Rolls-Royce Holdings PLC	United Kingdom	(30,176)	(45,890)
Safran SA	France	(1,570)	(222,737)
Smiths Group PLC	United Kingdom	(1,914)	(39,363)
Sunrun Inc.	United States	(567)	(39,338)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

TransDigm Group Inc	United States	(251)	(155,331)
Vinci SA	France	(2,594)	(258,228)
Westinghouse Air Brake Technologies Corp	United States	(889)	(65,075)
WSP Global Inc	Canada	(500)	(47,327)
Yaskawa Electric Corp	Japan	(1,200)	(59,625)
			(2,628,290)
Commercial & Professional Services 1.67%
Brambles Ltd	Australia	(7,482)	(61,199)
Equifax Inc	United States	(143)	(27,576)
Nihon M&A Center Inc.	Japan	(700)	(46,782)
Recruit Holdings Co Ltd	Japan	(5,700)	(238,556)
RELX PLC	United Kingdom	(1,839)	(45,060)
			(419,173)
Consumer Durables & Apparel 1.03%
Adidas AG	Germany	(391)	(142,518)
Hasbro Inc	United States	(371)	(34,703)
Newell Brands Inc	United States	(1,993)	(42,312)
Taylor Wimpey PLC	United Kingdom	(17,414)	(39,467)
			(259,000)
Consumer Services 3.23%
Accor SA	France	(833)	(30,169)
Aristocrat Leisure Ltd	Australia	(2,785)	(66,620)
Carnival Corp	United States	(2,263)	(49,017)
Darden Restaurants Inc	United States	(611)	(72,782)
GVC Holdings PLC	United Kingdom	(2,687)	(41,633)
InterContinental Hotels Group PLC	United Kingdom	(873)	(55,968)
Las Vegas Sands Corp	United States	(1,157)	(68,957)
Marriott International Inc/MD	United States	(751)	(99,072)
MGM Resorts International	United States	(2,188)	(68,944)
Restaurant Brands International Inc	Canada	(1,400)	(85,528)
Royal Caribbean Cruises Ltd	United States	(919)	(68,640)
Vail Resorts Inc	United States	(176)	(49,097)
Wynn Resorts Ltd	United States	(471)	(53,143)
			(809,570)
Diversified Financials 6.00%
American Express Credit Account Master Trust, 2019-1, A,	United States	(2,491)	(301,187)
Apollo Global Management Inc	United States	(769)	(37,666)
Blackstone Group Inc/The	United States	(3,225)	(209,012)
Brookfield Asset Management Inc., A	Canada	(2,200)	(90,866)
Charles Schwab Corp/The	United States	(5,681)	(301,320)
Discover Financial Services	United States	(1,502)	(135,976)
EQT AB	Sweden	(1,192)	(30,538)
Equitable Holdings Inc	United States	(1,959)	(50,131)
KKR & Co Inc	United States	(2,418)	(97,905)
Macquarie Group Ltd	Australia	(1,710)	(182,727)
St. James's Place Capital PLC	United Kingdom	(2,409)	(37,326)
Voya Financial Inc	United States	(538)	(31,640)
			(1,506,294)
Energy 1.09%
Hess Corp	United States	(1,360)	(71,795)
Occidental Petroleum Corp	United States	(4,090)	(70,798)
Suncor Energy Inc	Canada	(7,800)	(130,714)
			(273,307)
Food & Staples Retailing 1.23%
Aeon Co Ltd	Japan	(3,200)	(104,916)
Sysco Corp	United States	(2,400)	(178,224)
Woolworths Group Ltd	Australia	(879)	(26,663)
			(309,803)
Food, Beverage & Tobacco 4.37%
a2 Milk Co Ltd	New Zealand	(3,650)	(31,720)

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Anheuser-Busch InBev SA/NV	Belgium	(3,416)	(238,282)
Coca-Cola Co/The	United States	(1,575)	(86,373)
Constellation Brands Inc	United States	(828)	(181,373)
Heineken NV	Netherlands	(1,277)	(142,529)
Kerry Group PLC	Ireland	(775)	(112,368)
Kikkoman Corp.	Japan	(700)	(48,612)
Lamb Weston Holdings Inc	United States	(701)	(55,197)
McCormick & Co Inc/MD	United States	(1,205)	(115,198)
Mowi ASA	Norway	(2,175)	(48,520)
Orkla ASA	Norway	(3,482)	(35,381)
			(1,095,553)
Health Care Equipment & Services 7.78%
Ambu AS, B	Denmark	(781)	(33,790)
Becton Dickinson and Co.	United States	(1,072)	(268,236)
Boston Scientific Corp	United States	(7,066)	(254,023)
Centene Corp	United States	(2,856)	(171,446)
Cochlear Ltd	Australia	(333)	(48,565)
DexCom Inc	United States	(383)	(141,603)
Humana Inc.	United States	(656)	(269,137)
Insulet Corp	United States	(331)	(84,613)
Laboratory Corp of America Holdings	United States	(483)	(98,315)
Molina Healthcare Inc	United States	(296)	(62,953)
Orpea	France	(229)	(30,135)
Ramsay Health Care Ltd	Australia	(920)	(44,143)
Sonic Healthcare Ltd	Australia	(2,154)	(53,438)
Straumann Holding AG	Switzerland	(52)	(60,680)
Teladoc Health Inc	United States	(398)	(79,584)
UnitedHealth Group Inc	United States	(417)	(146,233)
Zimmer Biomet Holdings Inc Com	United States	(683)	(105,243)
			(1,952,137)
Household & Personal Products 1.03%
Essity AB	Sweden	(2,996)	(96,492)
Pigeon Corp.	Japan	(600)	(24,727)
Shiseido Co Ltd	Japan	(2,000)	(138,234)
			(259,453)
Insurance 3.18%
American Financial Group Inc/OH	United States	(296)	(25,936)
American International Group Inc	United States	(4,304)	(162,949)
Cincinnati Financial Corp	United States	(753)	(65,790)
Insurance Australia Group Ltd.	Australia	(9,186)	(33,315)
Lincoln National Corp	United States	(967)	(48,650)
Markel Corp	United States	(68)	(70,264)
Prudential PLC	United Kingdom	(7,358)	(135,481)
Reinsurance Group of America Inc	United States	(341)	(39,522)
RenaissanceRe Holdings Ltd	United States	(242)	(40,128)
Sampo Oyj	Finland	(2,209)	(93,437)
Tokio Marine Holdings Inc.	Japan	(500)	(25,706)
Zurich Insurance Group AG	Switzerland	(132)	(55,775)
			(796,953)
Materials 6.75%
Agnico Eagle Mines Ltd	Canada	(1,100)	(77,354)
Albemarle Corp	United States	(530)	(78,186)
ArcelorMittal SA	France	(2,578)	(59,553)
Axalta Coating Systems Ltd	United States	(950)	(27,122)
Ball Corp	United States	(1,606)	(149,647)
Chr. Hansen Holding AS	Denmark	(516)	(53,131)
Dow Inc	United States	(3,646)	(202,353)
Ecolab Inc.	United States	(1,264)	(273,479)
First Quantum Minerals Ltd	Zambia	(2,800)	(50,220)
Freeport-McMoRan Inc	United States	(7,087)	(184,404)
Glencore PLC	Switzerland	(48,355)	(154,010)
Nippon Steel Corp	Japan	(3,400)	(43,733)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Nutrien Ltd	Canada	(2,800)	(134,593)
Pan American Silver Corp	Canada	(1,100)	(37,904)
Svenska Cellulosa AB, B	Sweden	(2,804)	(48,927)
Teck Resources Ltd	Canada	(1,400)	(25,385)
Vulcan Materials Co.	United States	(641)	(95,067)
			(1,695,068)
Media & Entertainment 5.57%
Altice USA Inc	United States	(1,415)	(53,586)
Cable One Inc	United States	(23)	(51,238)
Charter Communications Inc Com Usd.001 Cl A	United States	(218)	(144,218)
DISH Network Corp	United States	(1,109)	(35,865)
Liberty Broadband Corp	United States	(522)	(82,669)
Liberty Media Group Trak Usd Npv Cl C	United States	(998)	(42,515)
Liberty SiriusXM Group	United States	(845)	(36,766)
Live Nation Entertainment Inc	United States	(787)	(57,829)
Netflix Inc	United States	(171)	(92,465)
Roku Inc	United States	(503)	(167,006)
SEEK Ltd	Australia	(1,579)	(34,762)
Snap Inc	United States	(4,007)	(200,630)
Twitter Inc	United States	(3,843)	(208,098)
ViacomCBS Inc	United States	(2,716)	(101,198)
Zillow Group Inc	United States	(676)	(87,745)
			(1,396,590)
Pharmaceuticals, Biotechnology & Life Sciences 6.60%
Argenx SE	Netherlands	(203)	(60,108)
Bausch Health Cos Inc	United States	(1,200)	(24,876)
BioMarin Pharmaceutical Inc	United States	(818)	(71,730)
Catalent Inc	United States	(777)	(80,862)
Daiichi Sankyo Co. Ltd.	Japan	(6,200)	(212,282)
Eisai Co Ltd	Japan	(1,200)	(85,684)
Elanco Animal Health Inc	United States	(1,969)	(60,389)
Exact Sciences Corp	United States	(766)	(101,487)
Illumina Inc	United States	(716)	(264,920)
Ionis Pharmaceuticals Inc	United States	(650)	(36,751)
IQVIA Holdings Inc	United States	(937)	(167,882)
Moderna Inc	United States	(962)	(100,500)
Neurocrine Biosciences Inc.	United States	(437)	(41,886)
Perrigo Co PLC	United States	(500)	(22,360)
Sarepta Therapeutics Inc	United States	(348)	(59,331)
Takeda Pharmaceutical Co Ltd	Japan	(7,300)	(265,500)
			(1,656,548)
Real Estate 3.60%
Aroundtown SA	Germany	(4,906)	(36,737)
CBRE GROUP Inc	United States	(1,641)	(102,924)
Fastighets AB Balder, B	Sweden	(503)	(26,269)
GPT Group/The	Australia	(9,525)	(33,075)
Lendlease Group	Australia	(3,189)	(32,236)
Mitsubishi Estate Co., Ltd.	Japan	(5,500)	(88,271)
Mitsui Fudosan Co. Ltd.	Japan	(4,500)	(94,080)
Simon Property Group Inc	United States	(1,633)	(139,262)
Stockland	Australia	(11,316)	(36,500)
Swiss Prime Site AG	Switzerland	(374)	(36,767)
Ventas Inc	United States	(1,813)	(88,909)
VEREIT Inc	United States	(1,038)	(39,226)
Welltower Inc	United States	(641)	(41,421)
Weyerhaeuser Co	United States	(3,239)	(108,604)
			(904,281)
Retailing 2.50%
Burlington Stores Inc	United States	(328)	(85,788)
CarMax Inc	United States	(799)	(75,474)
Carvana Co.	United States	(308)	(73,778)
Delivery Hero SE	Germany	(661)	(102,713)

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Expedia Group Inc	United States	(634)	(83,942)
MercadoLibre Inc	Argentina	(25)	(41,881)
Ocado Group PLC	United Kingdom	(1,545)	(48,300)
Rakuten Inc	Japan	(4,000)	(38,510)
Ulta Beauty Inc.	United States	(268)	(76,959)
			(627,345)
Semiconductors & Semiconductor Equipment 5.64%
Advanced Micro Devices Inc	United States	(3,336)	(305,945)
Advantest Corp	Japan	(1,000)	(74,870)
Enpahse Energy Inc.	United States	(548)	(96,158)
Lam Research Corp	United States	(648)	(306,031)
Lasertec Corp.	Japan	(400)	(46,917)
Marvell Technology Group Ltd	Bermuda	(3,246)	(154,315)
Microchip Technology Inc	United States	(1,226)	(169,323)
NXP Semiconductors NV	Netherlands	(788)	(125,300)
ON Semiconductor Corp	United States	(1,966)	(64,347)
SolarEdge Technologies Inc.	United States	(229)	(73,078)
			(1,416,284)
Software & Services 14.69%
Adyen NV	Netherlands	(60)	(139,852)
Afterpay Ltd	Australia	(917)	(83,497)
Amadeus IT Group SA	Spain	(2,030)	(147,935)
Coupa Software Inc	United States	(269)	(91,167)
Dynatrace Inc	United States	(848)	(36,693)
Fidelity National Information Services Inc	United States	(1,918)	(271,320)
Fiserv Inc	United States	(2,773)	(315,734)
Global Payments Inc	United States	(1,129)	(243,209)
GoDaddy Inc	United States	(748)	(62,047)
Guidewire Software Inc	United States	(401)	(51,621)
Mastercard Inc., A	United States	(973)	(347,303)
MongoDB Inc	United States	(221)	(79,348)
Okta Inc	United States	(575)	(146,199)
Paycom Software Inc	United States	(245)	(110,801)
PTC Inc	United States	(537)	(64,230)
RingCentral Inc	United States	(251)	(95,121)
salesforce.com Inc	United States	(789)	(175,576)
Slack Technologies Inc	United States	(1,904)	(80,425)
Splunk Inc	United States	(767)	(130,306)
Square Inc	United States	(1,470)	(319,931)
Temenos AG	Switzerland	(340)	(47,560)
Trade Desk Inc/The	United States	(202)	(161,802)
Twilio Inc	United States	(622)	(210,547)
Workday Inc	United States	(860)	(206,065)
Zscaler Inc	United States	(346)	(69,100)
			(3,687,389)
Technology Hardware & Equipment 0.58%
NetApp Inc	United States	(1,057)	(70,016)
Western Digital Corp	United States	(1,349)	(74,721)
			(144,737)
Telecommunication Services 3.61%
Cellnex Telecom SA	Spain	(1,564)	(93,997)
SoftBank Group Corp	Japan	(4,100)	(319,994)
Spark New Zealand Ltd	New Zealand	(9,133)	(30,906)
T-Mobile USA Inc	United States	(2,427)	(327,281)
Tele2 AB	Sweden	(2,391)	(31,618)
Telenor ASA	Norway	(3,504)	(59,710)
TELUS Corp	Canada	(2,100)	(41,555)
			(905,061)
Transportation 1.44%
Delta Air Lines Inc	United States	(708)	(28,469)
Sydney Airport	Australia	(6,412)	(31,715)

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

	Uber Technologies Inc		United States	(4,859)	(247,809)
	XPO Logistics Inc		United States	(443)	(52,806)
					(360,799)
	Utilities 2.20%
	Algonquin Power & Utilities Corp		Canada	(2,900)	(47,688)
	APA Group		Australia	(5,390)	(40,136)
	CenterPoint Energy Inc		United States	(2,473)	(53,516)
	E.ON SE		Germany	(5,009)	(55,551)
	Edison International		United States	(531)	(33,358)
	Essential Utilities Inc		United States	(1,104)	(52,208)
	Southern Co/The		United States	(4,383)	(269,248)
					(551,705)
	Total Value of Reference Entity - Morgan Stanley Capital Services LLC				$(25,095,089)

Abbreviations

Selected Portfolio

CAC	-	Cotation Assistée en Continu
MSCO	-	Morgan Stanley
REIT	-	Real Estate Investment Trust
SBA	-	Small Business Administration
SPI	-	Swiss Performance Index
TSX	-	Toronto Stock Exchange
ULSD	-	Ultra-Low Sulfur Diesel

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin Liberty U.S. Core Bond ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 31.8%
Aerospace & Defense 0.4%
Lockheed Martin Corp., senior bond, 4.09%, 9/15/52	United States	1,600,000	$2,117,989
Northrop Grumman Corp., senior bond, 5.25%, 5/01/50	United States	2,300,000	3,417,754
			5,535,743
Air Freight & Logistics 0.6%
FedEx Corp.,
senior bond, 4.05%, 2/15/48	United States	2,000,000	2,417,601
senior note, 3.80%, 5/15/25	United States	2,050,000	2,316,015
United Parcel Service Inc., senior bond, 5.30%, 4/01/50	United States	2,800,000	4,226,979
			8,960,595
Airlines 1.1%
American Airlines 2016-3 Class A Pass Through Trust 3.25%, 10/15/28	United States	4,847,311	4,410,844
[a] Delta Air Lines Inc./SkyMiles IP Ltd., first lien, 144A, 4.50%, 10/20/25	United States	7,700,000	8,232,876
United Airlines 2019-2 Class A Pass Through Trust, Series A, 2.90%,
5/01/28	United States	2,453,209	2,354,958
United Airlines 2020-1 Class A Pass Through Trust, Series 20-1, 5.88%,
10/15/27	United States	2,100,000	2,274,755
			17,273,433
Banks 2.5%
Banco Santander SA 2.75%, 12/03/30	Spain	1,400,000	1,446,144
Bancolombia SA, senior note, 3.00%, 1/29/25	Colombia	1,100,000	1,145,045
Bank of America Corp., senior note, 2.881% to 4/24/22, FRN thereafter,
4/24/23	United States	1,000,000	1,032,088
[a] BNP Paribas SA, senior note, 144A, 4.705%, 1/10/24, FRN thereafter,
1/10/25	France	5,150,000	5,727,960
[a] BPCE SA, sub. Note, 144A, 4.88%, 4/01/26	France	1,800,000	2,119,221
Citigroup, Inc.,
senior bond, 5.88%, 1/30/42	United States	1,100,000	1,673,098
sub. bond, 4.45%, 9/29/27	United States	1,500,000	1,769,553
HSBC Holdings PLC,
senior note, 2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000	4,200,715
senior note, 2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000	1,344,785
Industrial & Commercial Bank of China Ltd., senior note, 3.54%, 11/08/27	China	1,200,000	1,323,522
JPMorgan Chase & Co.,
senior bond, 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	2,151,217
sub. bond, 3.63%, 12/01/27	United States	2,100,000	2,388,749
Merrill Lynch & Co. Inc., sub. bond, 7.75%, 5/14/38	United States	1,000,000	1,706,102
Truist Bank, sub. Bond, 2.25%, 3/11/30	United States	4,300,000	4,514,392
Wells Fargo & Co.,
senior bond, 2.879% to 10/30/29, FRN thereafter, 10/30/30	United States	3,700,000	4,037,722
senior note, 2.188% to 4/30/25, FRN thereafter, 4/30/26	United States	2,000,000	2,107,531
			38,687,844
Beverages 0.6%
Anheuser-Busch InBev Worldwide Inc.,
senior bond, 3.50%, 6/01/30	Belgium	6,000,000	6,954,794
senior bond, 5.55%, 1/23/49	Belgium	1,200,000	1,705,937
			8,660,731
Biotechnology 0.5%
AbbVie Inc.,
senior bond, 4.75%, 3/15/45	United States	1,400,000	1,833,882
senior note, 2.95%, 11/21/26	United States	5,300,000	5,867,379
			7,701,261
Building Products 0.3%
Carrier Global Corp., senior note, 3.58%, 4/05/50	United States	3,000,000	3,335,565

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

CRH America Finance Inc., senior note, 3.40%, 5/09/27	Ireland	1,850,000	2,064,397
			5,399,962
Capital Markets 1.2%
[a] Credit Suisse Group AG, senior note, 144A, 2.997% to 12/14/22, FRN
thereafter, 12/14/23	Switzerland	3,750,000	3,923,403
Morgan Stanley,
senior note, 3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	2,700,000	3,137,895
sub. bond, 3.95%, 4/23/27	United States	3,600,000	4,165,609
The Goldman Sachs Group Inc.,
senior bond, 3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	2,883,414
senior bond, 3.81% to 4/23/28, FRN thereafter, 4/23/29	United States	3,600,000	4,172,159
			18,282,480
Chemicals 0.9%
EI du Pont de Nemours and Co., senior bond, 2.30%, 7/15/30	United States	6,000,000	6,386,708
The Sherwin-Williams Co.,
senior bond, 2.30%, 5/15/30	United States	1,600,000	1,672,694
senior note, 2.95%, 8/15/29	United States	4,900,000	5,399,031
			13,458,433
Commercial Services & Supplies 0.3%
Boardwalk Pipelines LP, senior note, 4.80%, 5/03/29	United States	3,950,000	4,530,371

Consumer Finance 0.5%
Capital One Financial Corp.,
senior note, 3.75%, 3/09/27	United States	4,850,000	5,537,464
senior sub. note, 4.20%, 10/29/25	United States	2,000,000	2,283,521
			7,820,985
Containers & Packaging 0.1%
Bemis Co. Inc., senior note, 2.63%, 6/19/30	United States	1,000,000	1,083,686
WRKCo Inc., Sr. Unsecured, 4.00%, 3/15/28	United States	1,100,000	1,276,498
			2,360,184
Diversified Financial Services 0.5%
AON Corp., senior note, 2.80%, 5/15/30	United States	7,200,000	7,863,483
Diversified Telecommunication Services 1.2%
AT&T Inc., senior note, 3.80%, 2/15/27	United States	6,100,000	7,023,782
Bell Canada Inc., senior bond, 4.46%, 4/01/48	Canada	3,000,000	4,012,577
France Telecom SA, senior bond, 9.00%, 3/01/31	France	4,300,000	7,074,913
			18,111,272
Education Services 0.5%
Rockefeller University, Series 2020, 3.75%, 7/01/51	United States	7,000,000	8,342,401

Electric Utilities 2.3%
Baltimore Gas and Electric Co., senior bond, 3.50%, 8/15/46	United States	1,400,000	1,630,114
Duke Energy Corp., senior bond, 3.75%, 9/01/46	United States	6,400,000	7,459,458
[a] EDP Finance BV, senior note, 144A, 1.71%, 1/24/28	Netherlands	3,500,000	3,501,729
Enel Finance International NV,
[a] senior bond, 144A, 3.50%, 4/06/28	Italy	2,700,000	3,077,684
[a] senior note, 144A, 3.63%, 5/25/27	Italy	3,500,000	3,975,721
Exelon Corp., senior bond, 4.05%, 4/15/30	United States	3,000,000	3,553,509
Georgia Power Co., senior bond, 4.75%, 9/01/40	United States	1,400,000	1,841,464
MidAmerican Energy Co., secured bond, 3.65%, 8/01/48	United States	1,100,000	1,347,445
Public Service Electric and Gas Co., secured bond, 3.80%, 3/01/46	United States	1,100,000	1,353,261
[a] State Grid Overseas Investment 2016 Ltd., senior note, 144A, 3.50%,
5/04/27	China	2,300,000	2,559,646
The Southern Co., senior bond, 3.70%, 4/30/30	United States	4,000,000	4,636,701
Virginia Electric and Power Co., senior bond, 3.80%, 9/15/47	United States	1,100,000	1,360,232
			36,296,964
Electronic Equipment, Instruments & Components 0.9%
Flex Ltd., senior note, 4.88%, 5/12/30	Singapore	4,800,000	5,779,270
FLIR Systems Inc., senior note, 2.50%, 8/01/30	United States	6,000,000	6,302,060

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Keysight Technologies Inc., senior note, 4.60%, 4/06/27	United States	1,100,000	1,311,319
			13,392,649
Energy Equipment & Services 0.6%
[a] Schlumberger Holdings Corp., senior note, 144A, 3.90%, 5/17/28	United States	1,950,000	2,204,215
Total Capital International SA, senior note, 3.46%, 2/19/29	France	6,900,000	7,990,592
			10,194,807
Entertainment 0.3%
The Walt Disney Co., Sr Unsecured, 2.20%, 1/13/28	United States	5,000,000	5,358,141
Equity Real Estate Investment Trusts (REITs) 0.6%
AvalonBay Communities Inc., senior bond, 2.45%, 1/15/31	United States	1,900,000	2,045,826
Kimco Realty Corp., Sr. Unsecured, 4.25%, 4/01/45	United States	750,000	849,784
Simon Property Group LP, senior note, 3.38%, 12/01/27	United States	6,000,000	6,710,500
			9,606,110
Food & Staples Retailing 0.4%
Walmart Inc., senior bond, 2.95%, 9/24/49	United States	5,100,000	5,880,531

Food Products 0.3%
BAT Capital Corp., senior bond, 4.54%, 8/15/47	United Kingdom	750,000	832,873
Kraft Heinz Foods Co., senior bond, 3.00%, 6/01/26	United States	4,100,000	4,283,595
			5,116,468
Health Care Providers & Services 2.0%
Anthem Inc.,
senior bond, 5.10%, 1/15/44	United States	2,000,000	2,777,949
senior note, 4.10%, 3/01/28	United States	1,200,000	1,419,342
Cigna Corp.,
senior note, 3.40%, 3/01/27	United States	4,900,000	5,531,860
senior note, 4.38%, 10/15/28	United States	2,300,000	2,780,590
CVS Health Corp.,
senior bond, 4.30%, 3/25/28	United States	2,877,000	3,426,578
senior bond, 4.88%, 7/20/35	United States	1,400,000	1,817,111
HCA Inc.,
senior secured bond, first lien, 4.50%, 2/15/27	United States	4,100,000	4,771,133
senior secured bond, first lien, 5.50%, 6/15/47	United States	900,000	1,202,188
Quest Diagnostics Inc., senior bond, 2.80%, 6/30/31	United States	6,800,000	7,460,777
			31,187,528
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands Corp. 3.90%, 8/08/29	United States	4,700,000	5,055,790
Marriott International, Inc., Series EE, 5.75%, 5/01/25	United States	4,700,000	5,499,739
			10,555,529
Household Durables 0.4%
Mohawk Industries Inc., senior bond, 3.63%, 5/15/30	United States	6,200,000	6,942,573

Independent Power Producers & Energy Traders 0.4%
[a] Colbun SA, senior note, 144A, 3.95%, 10/11/27	Chile	5,550,000	6,253,518

Insurance 2.2%
Arch Capital Group Ltd., senior bond, 3.635%, 6/30/50	United States	1,700,000	1,982,223
Athene Holding Ltd., senior bond, 3.50%, 1/15/31	Bermuda	5,000,000	5,291,918
AXA SA 8.60%, 12/15/30	France	3,600,000	5,610,741
[a] Five Corners Funding Trust II, senior note, 144A, 2.85%, 5/15/30	United States	4,000,000	4,426,041
Marsh & McLennan Cos. Inc., senior bond, 4.90%, 3/15/49	United States	3,000,000	4,352,754
Metlife Inc., senior bond, 5.875%, 2/06/41	United States	1,100,000	1,677,892
Prudential PLC, senior note, 3.125%, 4/14/30	United Kingdom	5,000,000	5,672,531
Reinsurance Group of America Inc, Sr. Unsecured, 3.90%, 5/15/29	United States	2,250,000	2,580,645
The Allstate Corp., senior bond, 5.55%, 5/09/35	United States	1,800,000	2,642,370
			34,237,115

Interactive Media & Services 0.4%
Tencent Holdings Ltd.,

[b] senior note, Reg S, 3.28%, 4/11/24	China	1,250,000	1,332,697

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Sr Unsecured, 144A, 3.28%, 4/11/24	China	5,200,000	5,544,022
			6,876,719
Internet & Direct Marketing Retail 0.5%
Alibaba Group Holding Ltd., senior note, 3.40%, 12/06/27	China	6,700,000	7,502,170

IT Services 0.5%
Fiserv Inc.,
senior bond, 2.65%, 6/01/30	United States	4,700,000	5,088,485
senior bond, 4.40%, 7/01/49	United States	2,400,000	3,214,901
			8,303,386
Machinery 0.1%
Caterpillar Inc., senior note, 2.60%, 4/09/30	United States	1,000,000	1,103,096

Media 0.7%
Charter Communications Operating LLC/Charter Communications
Operating Capital, senior bond, 2.80%, 4/01/31	United States	5,000,000	5,288,773
Comcast Corp., senior bond, 4.25%, 1/15/33	United States	2,000,000	2,512,710
Fox Corp., senior bond, 5.576%, 1/25/49	United States	1,200,000	1,754,159
NBCUniversal Media LLC, senior bond, 4.45%, 1/15/43	United States	1,100,000	1,441,563
			10,997,205
Multi-Utilities 0.4%
[a] Berkshire Hathaway Energy Co., Sr Unsecured, 144A, 3.70%, 7/15/30	United States	4,800,000	5,690,602
Multiline Retail 0.4%
Dollar Tree Inc., senior bond, 4.20%, 5/15/28	United States	5,100,000	6,071,142
Oil, Gas & Consumable Fuels 2.9%
Canadian Natural Resources Ltd., senior bond, 3.85%, 6/01/27	Canada	3,000,000	3,369,559
Cheniere Corpus Christi Holdings LLC, senior secured note, first lien,
5.875%, 3/31/25	United States	3,400,000	3,959,572
Ecopetrol SA, senior bond, 4.125%, 1/16/25	Colombia	6,200,000	6,750,312
Enable Midstream Partners LP, senior note, 3.90%, 5/15/24	United States	2,650,000	2,710,637
Energy Transfer Operating LP, senior bond, 5.15%, 3/15/45	United States	850,000	923,114
Enterprise Products Operating LLC, senior bond, 4.25%, 2/15/48	United States	1,150,000	1,350,673
Equinor ASA, senior note, 2.38%, 5/22/30	Norway	3,000,000	3,213,257
Exxon Mobil Corp., senior bond, 2.61%, 10/15/30	United States	5,000,000	5,462,963
MPLX LP, senior bond, 4.70%, 4/15/48	United States	1,250,000	1,484,824
Sabine Pass Liquefaction LLC, senior secured bond, first lien, 4.20%,
3/15/28	United States	4,000,000	4,592,132
Shell International Finance B.V., senior note, 6.38%, 12/15/38	Netherlands	3,000,000	4,669,358
TC PipeLines LP, senior note, 3.90%, 5/25/27	United States	2,550,000	2,870,976
The Williams Cos. Inc.,
senior bond, 3.50%, 11/15/30	United States	1,000,000	1,133,371
senior bond, 5.10%, 9/15/45	United States	300,000	371,079
Valero Energy Corp.,
senior bond, 4.00%, 4/01/29	United States	500,000	562,635
senior note, 4.35%, 6/01/28	United States	1,500,000	1,708,706
			45,133,168
Pharmaceuticals 1.0%
Bristol-Myers Squibb Co., senior bond, 4.13%, 6/15/39	United States	3,200,000	4,086,548
GlaxoSmithKline Capital Inc., senior bond, 6.38%, 5/15/38	United States	3,600,000	5,684,213
Royalty Pharma PLC, senior secured note, 1.75%, 9/02/27	United Kingdom	1,300,000	1,338,726
Shire Acquisitions Investments Ireland Designated Activity Co., senior note,
2.88%, 9/23/23	United States	1,600,000	1,697,414
Takeda Pharmaceutical Co. Ltd., senior note, 5.00%, 11/26/28	Japan	2,700,000	3,357,678
			16,164,579
Road & Rail 0.4%
Burlington Northern Santa Fe LLC,
senior bond, 4.15%, 4/01/45	United States	2,300,000	3,009,076
senior bond, 4.90%, 4/01/44	United States	1,100,000	1,553,538

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

CSX Corp., senior bond, 4.25%, 11/01/66	United States	750,000	1,005,114
			5,567,728
Semiconductors & Semiconductor Equipment 0.4%
Intel Corp., senior bond, 4.95%, 3/25/60	United States	2,200,000	3,262,717
Maxim Integrated Products Inc., senior note, 3.45%, 6/15/27	United States	2,450,000	2,750,534
			6,013,251
Software 0.1%
Microsoft Corp., senior bond, 2.68%, 6/01/60	United States	1,660,000	1,803,521
Tobacco 1.1%
Altria Group Inc., senior note, 3.40%, 5/06/30	United States	6,600,000	7,412,984
[a] BAT International Finance PLC, senior note, 144A, 3.95%, 6/15/25	United Kingdom	2,600,000	2,926,228
[a] Imperial Brands Finance PLC, senior note, 144A, 3.50%, 7/26/26	United Kingdom	6,000,000	6,649,451
			16,988,663
Wireless Telecommunication Services 0.6%
T-Mobile USA Inc.,
[a] senior bond, 144A, 3.30%, 2/15/51	United States	2,000,000	2,061,410
[a] senior note, 144A, 3.75%, 4/15/27	United States	5,000,000	5,699,000
[a] senior secured bond, 144A, 3.88%, 4/15/30	United States	1,000,000	1,159,260
			8,919,670
Total Corporate Bonds & Notes (Cost $460,657,338)			495,146,011

U.	S. Government & Agency Securities 31.9%
U.	S. Treasury Bond,

1.125%, 8/15/40	United States	1,700,000	1,607,297
1.25%, 5/15/50	United States	4,065,000	3,680,413
2.00%, 2/15/50	United States	18,450,000	20,001,674
2.25%, 8/15/46	United States	26,793,000	30,531,461
2.25%, 8/15/49	United States	2,350,000	2,684,508
2.75%, 8/15/42	United States	4,740,000	5,868,527
2.75%, 11/15/42	United States	15,990,000	19,783,253
3.00%, 11/15/44	United States	11,365,000	14,685,711
3.00%, 2/15/49	United States	4,315,000	5,681,979
3.50%, 2/15/39	United States	25,870,000	35,092,251
U.S. Treasury Note,
0.25%, 6/30/25	United States	21,850,000	21,791,961
0.50%, 3/31/25	United States	51,900,000	52,376,426
0.63%, 5/15/30	United States	840,000	820,837
1.38%, 8/31/23	United States	64,750,000	66,867,021
1.50%, 3/31/23	United States	30,273,000	31,196,563
1.50%, 9/30/24	United States	9,050,000	9,477,400
1.50%, 10/31/24	United States	5,750,000	6,026,719
1.88%, 9/30/22	United States	59,500,000	61,310,567
2.13%, 2/29/24	United States	94,165,000	99,939,962
2.75%, 9/15/21	United States	7,300,000	7,435,108
Total U.S. Government & Agency Securities (Cost $491,624,275)			496,859,638
Municipal Bonds 3.4%
Alabama 0.3%
Southeast Alabama Gas Supply District, Revenue, Libor-Project #2, Series, 0.954%, 6/01/49		5,000,000	4,993,650

California 1.2%
California Health Facilities Financing Authority Revenue,
Senior, No Place Like Home Program, 2.934%, 6/01/32		530,000	571,207
Senior, No Place Like Home Program, 2.984%, 6/01/33		460,000	493,295
Senior, No Place Like Home Program, 3.034%, 6/01/34		345,000	368,536
California State GO, Various Purpose, 4.00%, 3/01/46		2,500,000	3,012,175
Contra Costa Community College District GO, Refunding, 2.926%, 8/01/38		4,000,000	4,178,160
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue, Refunding, Series A, 4.094%, 1/15/49		275,000	295,980
Gilroy Unified School District, GO, Santa Clara County, Refunding, 3.364%, 8/01/47		1,145,000	1,206,109

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Whittier City School District GO, Refunding, 3.306%, 8/01/43		7,500,000	7,933,275
			18,058,737
Florida 0.0%[c]
Broward County Airport System Revenue, Series C, 3.477%, 10/01/43		560,000	584,534

Illinois 0.1%
State of Illinois GO, 5.10%, 6/01/33		670,000	721,570

Missouri 0.1%
Metropolitan St. Louis Sewer District Wastewater System Revenue, Refunding, Series C, 3.259%, 5/01/45		1,215,000	1,309,381

New York 0.6%
Metropolitan Transportation Authority, Refunding, Series B, 5.00%, 11/15/52		7,255,000	8,519,909
Metropolitan Transportation Authority, Revenue, Green Climate Bonds, Series E, 4.00%, 11/15/45		1,095,000	1,216,490
			9,736,399
Ohio 0.1%
Greenville City School District GO, County of Darke, School Improvement, Refunding, 3.541%, 1/01/51		1,295,000	1,324,902

Pennsylvania 0.2%
Pennsylvania State University, Refunding, Series B, 2.888%, 9/01/50		3,500,000	3,711,470

Texas 0.8%
City of Austin Electric Utility System Revenue, Travis and Williamson Counties, Refunding, 6.262%, 11/15/32		1,000,000	1,303,270
Grand Parkway Transportation Corp. System Toll Revenue, Tela Supported, Subordinate Tier, Refunding,
3.236%, 10/01/52		6,800,000	7,117,220
Texas Water Development Board, State Water Implementation Fund, Master Trust, Series A, 4.00%,
10/15/44		3,750,000	4,559,137
			12,979,627
Total Municipals (Cost $51,867,581)			53,420,270
Mortgage-Backed Securities 24.1%
Fannie Mae 6.6%
Federal Home Loan Mortgage Corp.,
2.00%, 10/01/35	United States	2,492,141	2,605,574
2.00%, 11/01/35	United States	2,492,141	2,606,202
2.00%, 11/01/35	United States	2,492,523	2,606,621
2.00%, 12/01/35	United States	2,489,159	2,603,290
2.00%, 12/01/35	United States	871,198	911,221
2.50%, 10/01/50	United States	11,858,976	12,587,102
3.00%, 3/01/50	United States	26,735,896	28,606,337
3.00%, 3/01/50	United States	10,267,313	10,990,757
3.50%, 2/01/47	United States	3,355,611	3,585,149
3.50%, 2/01/47	United States	5,308,318	5,747,298
3.50%, 3/01/48	United States	3,573,306	3,832,023
4.00%, 6/01/48	United States	11,310,543	12,346,075
4.00%, 5/01/50	United States	12,909,900	14,085,786
			103,113,435
Freddie Mac 14.9%
Federal National Mortgage Association,
1.50%, 11/01/35	United States	7,981,397	8,213,763
2.00%, 8/01/30	United States	1,823,790	1,906,968
2.00%, 10/01/35	United States	585,103	611,858
2.00%, 10/01/35	United States	2,487,300	2,605,719
2.00%, 10/01/35	United States	18,074,033	18,899,416
2.00%, 12/01/35	United States	2,522,244	2,638,616
2.00%, 10/01/50	United States	14,080,911	14,630,606
2.00%, 11/01/50	United States	2,506,411	2,604,258
2.00%, 12/01/50	United States	2,505,276	2,605,548
2.00%, 12/01/50	United States	521,095	542,191
2.00%, 12/01/50	United States	2,504,142	2,605,865
2.00%, 12/01/50	United States	2,501,131	2,605,830
2.50%, 10/01/35	United States	10,119,426	10,595,493

FRANKLIN TEMPLETON ETF TRUST

STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

2.50%, 9/01/50	United States	12,527,490	13,401,979
2.50%, 9/01/50	United States	12,589,430	13,539,316
2.50%, 10/01/50	United States	5,085,423	5,425,459
2.50%, 10/01/50	United States	4,154,715	4,384,145
2.50%, 12/01/50	United States	2,500,850	2,646,024
3.00%, 7/01/50	United States	18,613,639	19,579,483
3.00%, 8/01/50	United States	16,425,991	17,226,113
3.50%, 11/01/48	United States	15,818,542	17,258,175
3.50%, 8/01/49	United States	20,535,998	22,185,948
4.00%, 9/01/48	United States	12,356,958	13,419,963
4.50%, 7/01/47	United States	10,921,661	12,162,331
4.50%, 5/01/48	United States	5,895,401	6,546,477
4.50%, 12/01/48	United States	8,674,022	9,641,312
4.50%, 2/01/50	United States	3,458,600	3,814,532
			232,297,388
Ginnie Mae 2.6%
Government National Mortgage Association,
2.00%, 10/20/50	United States	6,959,091	7,279,951
2.50%, 8/20/50	United States	749,198	793,718
2.50%, 10/20/50	United States	21,938,688	23,246,413
3.00%, 11/20/50	United States	2,458,538	2,604,960
4.50%, 9/20/50	United States	1,611,763	1,744,517
4.50%, 10/20/50	United States	2,409,978	2,608,803
4.50%, 11/20/50	United States	2,377,816	2,583,454
			40,861,816
Total Mortgage-Backed Securities (Cost $373,317,651)			376,272,639
Foreign Government and Agency Securities 3.2%
Colombia 0.5%
Colombia Government International Bond,
senior bond, 4.375%, 7/12/21		3,400,000	3,467,439
senior bond, 5.00%, 6/15/45		3,250,000	3,977,187
			7,444,626
Indonesia 0.5%
Indonesia Government International Bond,
[a] senior bond, 144A, 4.35%, 1/08/27		3,150,000	3,672,600
[a] senior note, 144A, 4.125%, 1/15/25		3,500,000	3,922,398
			7,594,998
Mexico 0.6%
Mexico Government International Bond,
senior bond, 3.60%, 1/30/25		2,700,000	3,013,659
senior note, 4.15%, 3/28/27		4,500,000	5,200,312
			8,213,971
Panama 0.4%
[a] Panama Notas del Tesoro, senior note, 144A		5,950,000	6,523,372
Peru 0.4%
Peruvian Government International Bond, senior bond		5,850,000	6,433,596

Supranational 0.4%
[a] African Export-Import Bank, senior bond, 144A		6,100,000	6,555,060
Uruguay 0.4%
Uruguay Government International Bond,
senior bond, 4.375%, 1/23/31		3,875,000	4,762,627
senior bond, 4.50%, 8/14/24		1,400,000	1,550,353
			6,312,980
Total Foreign Government and Agency Securities (Cost $45,878,253)			49,078,603
Asset-Backed Securities 1.4%
American Express Credit Account Master Trust, Series 2019-1, Class A,
ABS, 2.87%, 10/15/24	United States	1,500,000	1,549,540

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] BX Commercial Mortgage Trust 2020-BXLP, Series 2020-BXLP, Class A,
144A, 0.959%, 12/15/35, FRN thereafter, 12/15/36	United States	3,087,174	3,095,392
Capital One Multi-Asset Execution Trust,
Series 2019-A1, Class A1, 2.84%, 12/15/24	United States	4,460,000	4,591,019
Series 2019-A2, Class A2, 1.72%, 8/15/24	United States	5,510,000	5,644,908
[a] CF Hippolyta LLC, Series 2020-1, Class A1, ABS, 144A, 1.69%, 7/15/60	United States	2,071,002	2,115,210
Citibank Credit Card Issuance Trust, Series 2017-A7 , Class A7, 0.522%,
8/08/23, FRN thereafter, 8/08/24	United States	2,000,000	2,011,269
Discover Card Execution Note Trust, Series 2019-A3, Class A, 1.89%,
10/15/24	United States	3,220,000	3,314,969
Total Asset-Backed Securities (Cost $21,961,614)			22,322,307
Total Investments before Short Term Investments (Cost $1,445,306,712)			1,493,099,468
Short Term Investments (Cost $68,939,693) 4.4%
Investments from Cash Collateral Received for Loaned
Securities 4.4%
Money Market Funds 4.4%
[d,e] Institutional Fiduciary Trust Portfolio, 0.00%	United States	68,939,693	68,939,693
Total Investments (Cost $1,514,246,405) 100.2%			1,562,039,161

Other Assets, less Liabilities (0.2)%			(2,958,129)
Net Assets 100.0%			$1,559,081,032

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $101,616,019, representing 6.5% of net assets.
[b]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the value of this security was $1,332,697, representing 0.1% of net assets.
[c]	Rounds to less than 0.1% of net assets.
[d]	See Note 3(c) regarding investments in affiliated management investment companies.
[e]	The rate shown is the annualized seven-day effective yield at period end.

						FRANKLIN TEMPLETON ETF TRUST
				STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

						Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
U.S. Treasury 5 Yr. Note		Long	405	$51,096,446	3/31/21	$69,364
Ultra 10 Yr. U.S. Treasury Note		Short	364	(56,914,813)	3/22/21	131,661
Total Futures Contracts						$201,025
*As of period end.
Abbreviations
Selected Portfolio
FHLB	- Federal Home Loan Bank
FRN	- Floating Rate Note
GO	- General Obligation
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin Liberty U.S. Low Volatility ETF	Shares	Value
Common Stocks 99.4%
Communication Services 10.4%
[a] Alphabet Inc., A	951	$1,666,761
AT&T Inc.	55,857	1,606,447
[a] Charter Communications Inc., A	2,518	1,665,783
Comcast Corp., A	32,263	1,690,581
[a] Liberty Broadband Corp., C	10,401	1,647,206
[a] T-Mobile U.S. Inc.	12,448	1,678,613
TELUS Corp.	82,565	1,634,787
Verizon Communications Inc.	27,162	1,595,768
		13,185,946
Consumer Discretionary 12.2%
[a] Amazon.com Inc.	481	1,566,583
Dollar General Corp.	7,322	1,539,817
McDonald's Corp.	7,165	1,537,466
NIKE Inc., B	11,226	1,588,142
[a] NVR Inc.	364	1,485,069
[a] O'Reilly Automotive Inc.	3,416	1,545,979
Ross Stores Inc.	13,098	1,608,565
Target Corp.	9,043	1,596,361
The Home Depot Inc.	5,698	1,513,503
Tractor Supply Co.	10,478	1,472,997
		15,454,482
Consumer Staples 6.1%
McCormick & Co. Inc.	16,370	1,564,972
PepsiCo Inc.	10,403	1,542,765
The Coca-Cola Co.	28,443	1,559,814
The Procter & Gamble Co.	10,993	1,529,566
Walmart Inc.	10,472	1,509,539
		7,706,656
Energy 2.1%
Chevron Corp.	16,227	1,370,370
Exxon Mobil Corp.	33,111	1,364,836
		2,735,206
Financials 10.4%
Aflac Inc.	26,767	1,190,328
Arthur J. Gallagher & Co.	9,374	1,159,658
BlackRock Inc.	1,681	1,212,909
FactSet Research Systems Inc.	3,385	1,125,512
Intercontinental Exchange Inc.	10,412	1,200,399
JPMorgan Chase & Co.	9,865	1,253,546
Nasdaq Inc.	9,135	1,212,580
S&P Global Inc.	3,642	1,197,235
The Progressive Corp.	12,117	1,198,129
The Travelers Cos. Inc.	8,460	1,187,530
U.S. Bancorp	26,188	1,220,099
		13,157,925
Health Care 13.5%
Abbott Laboratories	14,258	1,561,108
AbbVie Inc.	14,875	1,593,856
Baxter International Inc.	19,215	1,541,812
Becton Dickinson and Co.	6,163	1,542,106
Bristol-Myers Squibb Co.	24,616	1,526,930
Danaher Corp.	6,871	1,526,324
Johnson & Johnson	10,056	1,582,613
Medtronic PLC	13,313	1,559,485
Merck & Co. Inc.	19,537	1,598,127
Pfizer Inc.	41,236	1,517,897

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Quest Diagnostics Inc.	12,909	1,538,366
		17,088,624
Industrials 8.8%
BWX Technologies Inc.	20,788	1,253,101
General Dynamics Corp.	8,191	1,218,985
Honeywell International Inc.	5,954	1,266,416
Illinois Tool Works Inc.	6,134	1,250,600
Lockheed Martin Corp.	3,512	1,246,690
Republic Services Inc.	12,922	1,244,388
Roper Technologies Inc.	2,934	1,264,818
United Parcel Service Inc., B	7,139	1,202,207
Verisk Analytics Inc.	6,116	1,269,620
		11,216,825
Information Technology 27.4%
Accenture PLC, A	6,832	1,784,587
Amphenol Corp., A	13,923	1,820,711
Analog Devices Inc.	12,583	1,858,887
[a] ANSYS Inc.	5,083	1,849,195
Apple Inc.	14,362	1,905,694
Automatic Data Processing Inc.	10,148	1,788,078
[a] Black Knight Inc.	20,031	1,769,739
Booz Allen Hamilton Holding Corp.	20,256	1,765,918
Cisco Systems Inc.	40,032	1,791,432
International Business Machines Corp.	14,454	1,819,469
Intuit Inc.	4,785	1,817,582
Jack Henry & Associates Inc.	11,254	1,823,035
[a] Keysight Technologies Inc.	14,182	1,873,300
Mastercard Inc., A	5,345	1,907,844
Microsoft Corp.	8,321	1,850,757
Oracle Corp.	27,959	1,808,668
[a] Synopsys Inc.	7,133	1,849,159
Texas Instruments Inc.	11,087	1,819,709
Visa Inc., A	8,608	1,882,828
		34,786,592
Materials 2.7%
Air Products and Chemicals Inc.	4,217	1,152,169
Ecolab Inc.	5,201	1,125,288
Linde PLC	4,412	1,162,606
		3,440,063
Real Estate 3.0%
Crown Castle International Corp.	8,213	1,307,427
Equinix Inc.	1,779	1,270,526
Public Storage	5,507	1,271,732
		3,849,685
Utilities 2.8%
American Electric Power Co. Inc.	8,493	707,212
Dominion Energy Inc.	9,385	705,752
Duke Energy Corp.	7,832	717,098
NextEra Energy Inc.	9,494	732,462
Xcel Energy Inc.	10,702	713,503
		3,576,027
Total Investments (Cost $108,797,842) 99.4%		126,198,031

Other Assets, less Liabilities 0.6%		743,669
Net Assets 100.0%		$126,941,700

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin Liberty U.S. Treasury Bond ETF

Country

Principal Amount*

Value

U.	S. Government & Agency Securities 97.4%
U.	S. Treasury Bond,

1.125%, 8/15/40	United States	11,320,000	$10,702,706
2.25%, 8/15/46	United States	9,330,000	10,631,827
2.25%, 8/15/49	United States	8,550,000	9,767,039
2.50%, 2/15/45	United States	8,932,000	10,634,663
2.75%, 11/15/47	United States	8,790,000	11,011,879
2.875%, 5/15/49	United States	9,250,000	11,921,660
3.375%, 11/15/48	United States	8,760,000	12,283,162
4.50%, 2/15/36	United States	6,910,000	10,133,677
4.50%, 5/15/38	United States	6,080,000	9,173,437
U.S. Treasury Note,
0.125%, 5/31/22	United States	13,290,000	13,293,894
0.50%, 6/30/27	United States	11,200,000	11,151,437
1.25%, 8/31/24	United States	12,670,000	13,144,135
1.375%, 1/31/25	United States	50,040,000	52,293,755
1.50%, 9/30/24	United States	12,610,000	13,205,527
1.50%, 10/31/24	United States	14,010,000	14,684,231
1.50%, 11/30/24	United States	13,959,000	14,638,411
1.625%, 8/15/29	United States	7,522,000	8,043,251
1.75%, 7/31/24	United States	7,080,000	7,468,294
1.875%, 8/31/24	United States	10,490,000	11,123,498
2.00%, 4/30/24	United States	12,569,000	13,323,140
2.00%, 5/31/24	United States	12,230,000	12,980,043
2.125%, 3/31/24	United States	13,131,000	13,952,200
2.125%, 9/30/24	United States	9,390,000	10,052,068
2.125%, 11/30/24	United States	12,920,000	13,862,756
2.25%, 10/31/24	United States	10,600,000	11,412,805
2.25%, 11/15/24	United States	13,470,000	14,512,873
2.375%, 2/29/24	United States	11,908,000	12,729,931
2.375%, 8/15/24	United States	12,210,000	13,161,998
2.50%, 5/15/24	United States	14,085,000	15,180,439
2.875%, 8/15/28	United States	1,764,000	2,048,445
3.125%, 11/15/28	United States	7,727,000	9,145,629
United States Treasury Inflation Protected Security,
0.125%, 4/15/25	United States	5,040,350	5,423,688
0.375%, 1/15/27	United States	7,276,028	8,122,029
Total U.S. Government & Agency Securities (Cost $410,759,828)			411,214,527
Mortgage-Backed Securities 2.3%
Fannie Mae 0.8%
Federal National Mortgage Association 2.50%, 7/01/50	United States	3,049,672	3,218,080

Ginnie Mae 1.5%
Government National Mortgage Association,
3.00%, 5/20/50	United States	3,126,153	3,271,588
3.00%, 6/20/50	United States	3,159,746	3,307,649
			6,579,237
Total Mortgage-Backed Securities (Cost $9,828,133)			9,797,317
Short Term Investments (Cost $149,986) 0.1%
Money Market Funds 0.1%
[a,b] Institutional Fiduciary Trust Portfolio, 0.00%	United States	149,986	149,986
Total Investments (Cost $420,737,947) 99.8%			421,161,830

Other Assets, less Liabilities 0.2%			1,008,450
Net Assets 100.0%			$422,170,280

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	See Note 5 regarding investments in affiliated management investment companies.
[b]	The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin Liberty Ultra Short Bond ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 85.8%
Aerospace & Defense 2.0%
Textron Inc., senior note, 5.95%, 9/21/21	United States	50,000	$51,229

Automobiles 2.0%
[a] Hyundai Capital America, senior note, 144A, 3.45%, 3/12/21	United States	50,000	50,250

Banks 20.3%
Bank of America Corp., senior note, FRN thereafter, 2.313%, 4/24/23	United States	50,000	50,525
Bank of Montreal, senior note, FRN thereafter, 0.789%, 3/10/23	Canada	50,000	50,446
Canadian Imperial Bank of Commerce, senior note, FRN thereafter, 2.36%,
3/17/23	Canada	50,000	50,484
Citigroup Inc., senior note, FRN thereafter, 2.632%, 9/01/23	United States	100,000	101,728
JPMorgan Chase & Co., senior note, FRN thereafter, 2.056%, 4/25/23	United States	100,000	100,975
M&T Bank Corp., senior note, FRN thereafter, 1.671%, 7/26/23	United States	50,000	50,476
Sumitomo Mitsui Financial Group Inc., senior note, FRN thereafter, 1.013%,
1/17/23	Japan	50,000	50,358
Wells Fargo & Co., senior note, FRN thereafter, 2.851%, 1/24/23	United States	50,000	50,439
			505,431
Beverages 2.0%
PepsiCo Inc., senior note, 1.70%, 10/06/21	United States	50,000	50,486
Biotechnology 4.1%
Abbvie Inc. 0.863%, 11/21/22	United States	50,000	50,344
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	50,000	51,372
			101,716
Capital Markets 8.1%
Deutsche Bank AG, senior note, 3.375%, 5/12/21	Germany	50,000	50,452
Goldman Sachs Group Inc., senior note, FRN thereafter, 2.557%, 2/23/23	United States	50,000	50,482
Morgan Stanley, Sr Unsecured, GMTN, FRN thereafter, 0.756%, 1/20/23	United States	50,000	50,201
The Bank of New York Mellon Corp., senior note, 2.05%, 5/03/21	United States	50,000	50,223
			201,358
Chemicals 2.2%
LYB International Finance BV, senior note, 4.00%, 7/15/23	United States	50,000	54,275

Consumer Finance 4.1%
American Express Credit Corp., senior note, 2.25%, 5/05/21	United States	50,000	50,256
Capital One Financial Corp., senior note, 2.60%, 5/11/23	United States	50,000	52,442
			102,698
Energy Equipment & Services 4.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc., senior note,
2.773%, 12/15/22	United States	50,000	52,251
[a] Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	Canada	50,000	51,895
			104,146
Food Products 2.1%
BAT Capital Corp., senior note, 2.764%, 8/15/22	United States	50,000	51,752

Health Care Providers & Services 6.2%
Cigna Corp., Sr Unsecured, FRN thereafter, 1.165%, 7/15/23	United States	50,000	50,591
CVS Health Corp., senior note, 3.70%, 3/09/23	United States	50,000	53,540

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

UnitedHealth Group Inc., senior note, 3.15%, 6/15/21	United States	50,000	$50,629
			154,760
Household Products 2.0%
The Procter & Gamble Co., senior note, 1.70%, 11/03/21	United States	50,000	50,652
Insurance 2.1%
[a] Liberty Mutual Group Inc., senior note, 144A, 4.95%, 5/01/22	United States	50,000	52,924
Internet & Direct Marketing Retail 2.0%
eBay Inc., senior note, 1.084%, 1/30/23	United States	50,000	50,530
Machinery 2.0%
Caterpillar Financial Services Corp., senior note, FRN thereafter, 2.354%,
3/15/21	United States	50,000	50,017
Metals & Mining 2.1%
[a] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Canada	50,000	52,012
Multiline Retail 2.0%
Family Dollar Stores Inc., senior bond, first lien, 5.00%, 2/01/21	United States	50,000	50,151
Oil, Gas & Consumable Fuels 4.0%
MPLX LP, senior note, FRN thereafter, 1.413%, 9/09/22	United States	50,000	50,009
[a] Woodside Finance Ltd., senior note, 144A, 4.60%, 5/10/21	Australia	50,000	50,199
			100,208
Pharmaceuticals 6.1%
AstraZeneca PLC, senior note, 0.887%, 8/17/23	United Kingdom	50,000	50,444
[a] Bristol-Myers Squibb Co., senior note, 144A, 2.60%, 5/16/22	United States	50,000	51,601
GlaxoSmithKline Capital PLC, senior note, 0.534%, 10/01/23	United Kingdom	50,000	50,200
			152,245
Road & Rail 2.1%
[a] Penske Truck Leasing Co. LP/PTL Finance Corp., senior note, 144A,
2.70%, 3/14/23	United States	50,000	52,301
Semiconductors & Semiconductor Equipment 2.0%
Intel Corp., senior note, 3.30%, 10/01/21	United States	50,000	51,117
Software 2.1%
Oracle Corp., senior note, 2.50%, 5/15/22	United States	50,000	51,345
Total Corporate Bonds & Notes (Cost $2,133,007)			2,141,603
Asset-Backed Securities 8.1%
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, FRN
thereafter, 0.81%, 4/22/26	United States	100,000	101,167
Discover Card Execution Note Trust, Series 2017-A5, Class A5, FRN
thereafter, 0.785%, 12/15/26	United States	100,000	101,124
Total Asset-Backed Securities (Cost $200,922)			202,291
Total Investments before Short Term Investments (Cost $2,333,929)			2,343,894
Short Term Investments 6.9%
Money Market Funds 2.9%
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 0.00%	United States	71,863	71,863
Commercial Paper 4.0%
HSBC USA Inc. 0.518%, 1/04/21	United States	100,000	99,999
Total Short Term Investment (Cost $171,859)			171,862
Total Investments (Cost $2,505,788) 100.8%			2,515,756
Other Assets, less Liabilities (0.8)%			(20,654)
Net Assets 100.0%			$2,495,102

*	The principal amount is stated in U.S. dollars unless otherwise indicated.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $361,182, representing 14.5% of net assets. bSee Note 5 regarding investments in affiliated management investment companies. cThe rate shown is the annualized seven-day effective yield at period end.

Abbreviations

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note
REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin LibertyQ Emerging Markets ETF	Industry	Shares	Value
Common Stocks 98.0%
Brazil 3.7%
Ambev SA	Beverages	79,600	$239,833
BB Seguridade Participacoes SA	Insurance	22,800	130,061
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	4,800	40,605
Telefonica Brasil SA	Diversified Telecommunication Services	12,009	107,508
TIM SA	Wireless Telecommunication Services	17,600	49,640
Vale SA	Metals & Mining	17,760	299,009
			866,656
Chile 0.9%
	Independent Power and Renewable
Colbun SA	Electricity Producers	163,220	28,830
Compania Cervecerias Unidas SA	Beverages	3,008	22,214
Enel Americas SA	Electric Utilities	654,012	106,787
Enel Chile SA	Electric Utilities	613,616	47,673
			205,504
China 28.1%
A-Living Services Co. Ltd., H	Commercial Services & Supplies	6,500	28,837
Agricultural Bank of China Ltd., A	Banks	66,800	32,286
Agricultural Bank of China Ltd., H	Banks	512,000	187,530
Anhui Conch Cement Co. Ltd., A	Construction Materials	4,800	38,139
Anhui Conch Cement Co. Ltd., H	Construction Materials	26,230	164,237
Anhui Kouzi Distillery Co. Ltd., A	Beverages	400	4,242
Apeloa Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,200	4,300
Asymchem Laboratories Tianjin Co. Ltd., A	Pharmaceuticals	200	9,209
Autobio Diagnostics Co. Ltd., A	Health Care Equipment & Supplies	300	6,704
Bank of Beijing Co. Ltd., A	Banks	24,700	18,401
Bank of Chengdu Co. Ltd., A	Banks	2,400	3,942
Bank of China Ltd., A	Banks	13,600	6,657
Bank of China Ltd., H	Banks	616,000	210,528
Bank of Communications Co. Ltd., A	Banks	48,200	33,238
Bank of Communications Co. Ltd., H	Banks	211,400	111,782
Bank of Hangzhou Co. Ltd.	Banks	6,500	14,928
Bank of Nanjing Co. Ltd., A	Banks	10,800	13,432
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	20,800	19,050
Beijing Kunlun Tech Co. Ltd.	Entertainment	800	2,457
Brilliance China Automotive Holdings Ltd.	Automobiles	62,000	56,452
By-health Co. Ltd., A	Personal Products	800	2,974
C&S Paper Co. Ltd., A	Household Products	800	2,570
	Electronic Equipment, Instruments &
Chaozhou Three-Circle Group Co. Ltd.	Components	1,200	6,880
China Cinda Asset Management Co. Ltd., H	Capital Markets	200,000	37,917
China CITIC Bank Corp. Ltd., H	Banks	232,000	98,439
China Conch Venture Holdings Ltd.	Construction & Engineering	36,360	176,786
China Construction Bank Corp., H	Banks	288,000	218,771
China Everbright Bank Co. Ltd., A	Banks	44,300	27,207
China Everbright Bank Co. Ltd., H	Banks	80,000	30,436
[a,b] China Feihe Ltd., 144A, Reg S	Food Products	18,000	42,157
China Hongqiao Group Ltd.	Metals & Mining	26,000	23,808
China Lesso Group Holdings Ltd.	Building Products	22,000	34,445
China Medical System Holdings Ltd.	Pharmaceuticals	36,000	40,207
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	20,000	24,478
China Minsheng Banking Corp. Ltd., A	Banks	44,400	35,538
China Minsheng Banking Corp. Ltd., H	Banks	152,000	86,646
China Mobile Ltd.	Wireless Telecommunication Services	35,690	203,447
China National Building Material Co. Ltd., H	Construction Materials	64,000	76,927
China Overseas Property Holdings Ltd.	Real Estate Management & Development	19,400	10,108
China Pacific Insurance Group Co. Ltd., A	Insurance	5,600	33,100
China Pacific Insurance Group Co. Ltd., H	Insurance	42,400	165,961

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

China Railway Group Ltd., H	Construction & Engineering	40,000	17,643
China Resources Cement Holdings Ltd.	Construction Materials	66,000	73,713
	Independent Power and Renewable
China Resources Power Holdings Co. Ltd.	Electricity Producers	24,000	25,845
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	7,200	19,960
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	95,120	179,105
China South Publishing & Media Group Co. Ltd., A	Media	2,000	2,934
China Taiping Insurance Holdings Co. Ltd.	Insurance	24,800	44,714
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	232,000	64,329
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	24,000	70,781
Chongqing Brewery Co. Ltd., A	Beverages	800	14,652
CNOOC Ltd.	Oil, Gas & Consumable Fuels	194,120	179,753
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	30,400	205,637
Da An Gene Co. Ltd. of Sun Yat-Sen University	Biotechnology	850	4,488
Dali Foods Group Co. Ltd.	Food Products	51,500	29,423
Daqin Railway Co. Ltd., A	Road & Rail	21,600	21,478
DaShenLin Pharmaceutical Group Co. Ltd., A	Food & Staples Retailing	400	4,824
Dongfeng Motor Group Co. Ltd., H	Automobiles	72,000	83,943
East Money Information Co. Ltd.	Capital Markets	8,000	38,174
Far East Horizon Ltd.	Diversified Financial Services	32,000	32,975
Focus Media Information Technology Co. Ltd.	Media	16,400	24,916
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	3,800	117,299
Fujian Sunner Development Co. Ltd.	Food Products	2,000	8,170
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	2,400	17,751
G-bits Network Technology Xiamen Co. Ltd., A	Entertainment	100	6,557
[c,d] GSX Techedu Inc., ADR	Diversified Consumer Services	1,328	68,671
Guangdong Haid Group Co. Ltd.	Food Products	1,600	16,131
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd.	Household Durables	400	2,601
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	17,600	22,630
	Electronic Equipment, Instruments &
Guangzhou Shiyuan Electronic Technology Co. Ltd.	Components	800	14,165
Guangzhou Wondfo Biotech Co. Ltd., A	Health Care Equipment & Supplies	300	4,120
Haitian International Holdings Ltd.	Machinery	8,000	27,651
Hangzhou Robam Appliances Co. Ltd., A	Household Durables	1,200	7,532
Hefei Meiya Optoelectronic Technology Inc.	Machinery	800	5,453
Heilongjiang Agriculture Co. Ltd., A	Food Products	2,000	5,926
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	3,900	28,179
Hengan International Group Co. Ltd.	Personal Products	6,500	46,022
Hithink RoyalFlush Information Network Co. Ltd.	Capital Markets	600	11,450
Hopson Development Holdings Ltd.	Real Estate Management & Development	8,000	20,387
Hualan Biological Engineering Inc.	Biotechnology	2,100	13,654
Huaxia Bank Co. Ltd., A	Banks	8,400	8,081
Huaxin Cement Co. Ltd., A	Construction Materials	2,000	6,351
Hubei Jumpcan Pharmaceutical Co. Ltd., A	Pharmaceuticals	1,200	3,737
Hunan Valin Steel Co. Ltd.	Metals & Mining	7,200	5,297
Industrial and Commercial Bank of China Ltd.	Banks	14,000	10,753
Industrial and Commercial Bank of China Ltd., H	Banks	348,000	225,751
Inner Mongolia Junzheng Energy & Chemical Industry Group Co.
Ltd., A	Chemicals	9,200	7,010
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	6,000	40,978
Intco Medical Technology Co. Ltd.	Health Care Equipment & Supplies	400	10,353
Jafron Biomedical Co. Ltd., A	Health Care Equipment & Supplies	870	9,082
Jason Furniture Hangzhou Co. Ltd., A	Household Durables	400	4,341
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	29,000	32,426
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	800	13,915
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	1,500	54,487
Jiangsu Yangnong Chemical Co. Ltd., A	Chemicals	400	8,127
Jiangsu Zhongtian Technology Co. Ltd., A	Electrical Equipment	2,800	4,672
Jiangxi Zhengbang Technology Co. Ltd., A	Food Products	2,400	6,295
Juewei Food Co. Ltd., A	Food Products	800	9,548
Kweichow Moutai Co. Ltd., A	Beverages	840	258,336
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	32,000	26,206
Lomon Billions Group Co. Ltd.	Chemicals	2,000	9,473

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	2,400	34,061
Luenmei Quantum Co. Ltd., A	Water Utilities	1,600	2,795
Luzhou Laojiao Co. Ltd., A	Beverages	1,800	62,661
Muyuan Foods Co. Ltd.	Food Products	4,400	52,218
NanJi E-Commerce Co. Ltd.	Media	2,400	5,054
NetEase Inc., ADR	Entertainment	2,588	247,853
New Hope Liuhe Co. Ltd.	Food Products	4,000	13,792
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	37,000	52,490
Offcn Education Technology Co. Ltd., A	Diversified Consumer Services	1,600	8,652
Ovctek China, Inc., A	Health Care Equipment & Supplies	850	10,718
Perfect World Co. Ltd.	Entertainment	1,600	7,265
PICC Property and Casualty Co. Ltd., H	Insurance	72,000	54,507
Postal Savings Bank of China Co. Ltd., H	Banks	164,000	92,640
RiseSun Real Estate Development Co. Ltd.	Real Estate Management & Development	4,800	4,825
SAIC Motor Corp Ltd	Automobiles	8,000	30,096
Sany Heavy Industry Co. Ltd., A	Machinery	9,300	50,074
Seazen Group Ltd.	Real Estate Management & Development	24,000	19,964
Seazen Holdings Co. Ltd., A	Real Estate Management & Development	2,400	12,867
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	11,300	16,246
Shandong Buchang Pharmaceuticals Co. Ltd., A	Pharmaceuticals	1,600	5,682
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	2,000	11,483
Shandong Sun Paper Industry JSC Ltd.	Paper & Forest Products	2,400	5,331
Shanghai M&G Stationery Inc., A	Commercial Services & Supplies	800	10,905
Shanxi Lu'an Environmental Energy Development Co. Ltd., A	Oil, Gas & Consumable Fuels	3,200	3,202
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	600	34,660
	Electronic Equipment, Instruments &
Shengyi Technology Co. Ltd., A	Components	2,000	8,669
	Semiconductors & Semiconductor
Shenzhen Goodix Technology Co. Ltd., A	Equipment	600	14,366
Shenzhen International Holdings Ltd.	Transportation Infrastructure	14,000	22,606
Shenzhen Investment Ltd.	Real Estate Management & Development	32,000	10,978
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	1,173	76,916
Shenzhen Salubris Pharmaceuticals Co. Ltd.	Pharmaceuticals	1,200	5,233
	Independent Power and Renewable
Sichuan Chuantou Energy Co Ltd., A	Electricity Producers	4,400	6,807
Sichuan Swellfun Co. Ltd., A	Beverages	400	5,112
Suofeiya Home Collection Co. Ltd.	Household Durables	400	1,595
Tangshan Jidong Cement Co. Ltd.	Construction Materials	1,200	2,614
The People's Insurance Co. Group of China Ltd., H	Insurance	92,000	29,188
Toly Bread Co. Ltd., A	Food Products	800	7,278
Tonghua Dongbao Pharmaceutical Co. Ltd.	Pharmaceuticals	1,200	2,471
Tongkun Group Co. Ltd., A	Chemicals	1,600	5,071
[c] Topchoice Medical Investment Corp., A	Health Care Providers & Services	300	12,769
[c] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	4,660	130,993
Wanhua Chemical Group Co. Ltd., A	Chemicals	3,600	50,448
Want Want China Holdings Ltd.	Food Products	52,000	37,623
Weifu High-Technology Group Co. Ltd., A	Auto Components	1,200	4,283
Weihai Guangwei Composites Co. Ltd., A	Chemicals	400	5,483
Wens Foodstuffs Group Co. Ltd.	Food Products	8,400	23,571
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	3,200	15,383
Wuliangye Yibin Co. Ltd., A	Beverages	4,400	197,662
Xiamen C & D Inc., A	Trading Companies & Distributors	2,000	2,527
[a] Yadea Group Holdings Ltd., Reg S	Automobiles	12,000	24,793
Yanzhou Coal Mining Co. Ltd., A	Oil, Gas & Consumable Fuels	2,400	3,720
Yanzhou Coal Mining Co. Ltd., H	Oil, Gas & Consumable Fuels	32,000	25,587
Yealink Network Technology Corp. Ltd.	Communications Equipment	1,000	11,255
Yihai International Holding Ltd.	Food Products	8,000	118,651
Yuexiu Property Co. Ltd.	Real Estate Management & Development	136,000	27,362
Yunda Holding Co. Ltd.	Air Freight & Logistics	2,650	6,404
Zhejiang Longsheng Group Co. Ltd., A	Chemicals	2,000	4,193
Zhejiang NHU Co. Ltd.	Pharmaceuticals	2,400	12,442
Zhejiang Semir Garment Co. Ltd.	Textiles, Apparel & Luxury Goods	2,400	3,702

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Zhejiang Supor Co. Ltd.	Household Durables	800	9,604
Zhejiang Weixing New Building Materials Co. Ltd.	Building Products	2,000	5,757
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	4,722
Zhengzhou Yutong Bus Co. Ltd., A	Machinery	1,200	3,125
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	5,820	169,711
			6,644,723
Colombia 0.3%
Ecopetrol SA	Oil, Gas & Consumable Fuels	104,984	68,905
Egypt 0.2%
Eastern Co. SAE	Tobacco	31,920	26,461
ElSewedy Electric Co.	Electrical Equipment	21,208	13,227
			39,688
Greece 0.3%
Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	2,588	41,735
JUMBO SA	Specialty Retail	1,148	19,960
			61,695
Hong Kong 0.4%
	Electronic Equipment, Instruments &
Kingboard Laminates Holdings Ltd.	Components	22,000	35,920
The Wharf Holdings Ltd.	Real Estate Management & Development	24,000	64,536
			100,456
India 12.8%
Asian Paints Ltd.	Chemicals	6,116	231,398
Bajaj Auto Ltd.	Automobiles	1,768	83,335
Bharti Infratel Ltd.	Diversified Telecommunication Services	7,908	24,882
Britannia Industries Ltd.	Food Products	1,908	93,389
Coal India Ltd.	Oil, Gas & Consumable Fuels	39,668	73,535
Colgate-Palmolive (India) Ltd.	Personal Products	2,380	50,984
Container Corp. of India Ltd.	Road & Rail	2,788	15,236
Dabur India Ltd.	Personal Products	11,236	82,116
Eicher Motors Ltd.	Automobiles	2,836	98,233
GAIL India Ltd.	Gas Utilities	37,640	63,491
HCL Technologies Ltd.	IT Services	20,264	262,398
[a,b] HDFC Asset Management Co. Ltd., 144A, Reg S	Capital Markets	1,172	46,805
Hero Motocorp Ltd.	Automobiles	2,620	111,516
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	16,028	47,798
Hindustan Unilever Ltd.	Household Products	7,744	253,874
Indraprastha Gas Ltd.	Gas Utilities	4,184	28,766
Infosys Ltd.	IT Services	14,860	255,396
IPCA Laboratories Ltd.	Pharmaceuticals	708	21,209
ITC Ltd.	Tobacco	79,600	227,685
[a] Larsen & Toubro Infotech Ltd., Reg S	IT Services	556	27,847
Marico Ltd.	Personal Products	11,736	64,673
Nestle India Ltd.	Food Products	768	193,297
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	54,428	69,313
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	128	48,368
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	13,856	46,953
Pidilite Industries Ltd.	Chemicals	2,976	71,914
REC Ltd.	Diversified Financial Services	15,020	27,525
Tata Consultancy Services Ltd.	IT Services	6,280	246,047
Tech Mahindra Ltd.	IT Services	11,356	151,253
			3,019,236
Indonesia 2.3%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	328,800	33,465
[c] Gudang Garam Tbk PT	Tobacco	10,000	29,182
Indofood CBP Sukses Makmur Tbk PT	Food Products	48,800	33,257
Indofood Sukses Makmur Tbk PT	Food Products	47,200	23,012
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	986,800	232,477
Unilever Indonesia Tbk PT	Household Products	216,000	112,996

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

United Tractors Tbk PT	Oil, Gas & Consumable Fuels	41,600	78,759
			543,148
Kuwait 0.2%
Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	23,644	47,101
Malaysia 2.4%
AMMB Holdings Bhd.	Banks	17,600	15,970
Digi.com Bhd.	Wireless Telecommunication Services	80,000	82,337
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	41,600	125,550
Kossan Rubber Industries	Health Care Equipment & Supplies	14,800	16,557
Nestle (Malaysia) Bhd.	Food Products	2,000	69,062
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	4,800	25,536
Petronas Gas Bhd.	Gas Utilities	16,400	70,044
[c] Supermax Corp. Bhd	Health Care Equipment & Supplies	20,462	30,572
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	78,000	118,672
Westports Holdings Bhd.	Transportation Infrastructure	20,000	21,380
			575,680
Mexico 2.4%
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	59,936	67,680
Grupo Mexico SAB de CV, B	Metals & Mining	45,788	193,305
Kimberly-Clark de Mexico SAB de CV, A	Household Products	38,568	65,791
Megacable Holdings SAB de CV	Media	6,520	23,782
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	78,452	220,408
			570,966
Pakistan 0.1%
MCB Bank Ltd.	Banks	9,365	10,858
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	19,360	12,572
			23,430
Philippines 0.5%
Globe Telecom Inc.	Wireless Telecommunication Services	840	35,508
Manila Electric Co.	Electric Utilities	5,400	32,834
Metro Pacific Investments Corp.	Diversified Financial Services	236,000	21,033
PLDT Inc.	Wireless Telecommunication Services	1,440	40,180
			129,555
Poland 0.4%
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	4,588	71,073
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	18,224	27,106
			98,179
Qatar 1.6%
Industries Qatar QSC	Industrial Conglomerates	40,912	122,141
Masraf Al Rayan QSC	Banks	73,004	90,829
Mesaieed Petrochemical Holding Co.	Chemicals	84,776	47,662
Qatar Electricity & Water Co. QSC	Multi-Utilities	12,488	61,222
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	10,072	51,674
			373,528
Russia 10.3%
Alrosa PJSC	Metals & Mining	75,240	100,026
Gazprom PJSC	Oil, Gas & Consumable Fuels	91,128	262,045
Inter RAO UES PJSC	Electric Utilities	1,120,500	80,480
LUKOIL PJSC	Oil, Gas & Consumable Fuels	3,404	237,842
MMC Norilsk Nickel PJSC	Metals & Mining	816	261,422
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	12,780	114,381
Moscow Exchange MICEX	Capital Markets	28,084	60,588
NLMK PJSC	Metals & Mining	38,180	107,916
[a] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	12	1,961
[a] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	1,324	216,342
[a] PhosAgro PJSC, GDR, Reg S	Chemicals	3,676	50,141
Polymetal International PLC	Metals & Mining	6,060	142,151
Polyus Gold OJSC	Metals & Mining	912	187,728
Rosneft PJSC	Oil, Gas & Consumable Fuels	25,868	152,205

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Severstal PAO	Metals & Mining	7,900	140,495
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	178,340	87,115
Tatneft PAO	Oil, Gas & Consumable Fuels	32,840	227,415
			2,430,253
Saudi Arabia 3.5%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	760	24,877
Advanced Petrochemical Co.	Chemicals	2,628	46,934
Al-Rajhi Bank	Banks	11,272	221,137
[c] Bupa Arabia for Cooperative Insurance Co.	Insurance	1,032	33,615
Jarir Marketing Co.	Specialty Retail	1,544	71,364
Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	936	19,236
Saudi Arabian Fertilizer Co.	Chemicals	4,220	90,663
Saudi Cement Co.	Construction Materials	1,568	25,704
Saudi Telecom Co.	Diversified Telecommunication Services	7,728	218,352
Yanbu National Petrochemical Co.	Chemicals	4,964	84,551
			836,433
South Africa 3.5%
African Rainbow Minerals Ltd.	Metals & Mining	1,424	25,391
AngloGold Ashanti Ltd.	Metals & Mining	7,144	166,587
Clicks Group Ltd.	Food & Staples Retailing	5,728	98,531
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	7,264	68,690
Impala Platinum Holdings Ltd.	Metals & Mining	8,564	117,714
Kumba Iron Ore Ltd.	Metals & Mining	2,256	95,655
Mr. Price Group Ltd.	Specialty Retail	6,744	78,350
Tiger Brands Ltd.	Food Products	3,432	48,641
Vodacom Group Ltd.	Wireless Telecommunication Services	16,016	135,630
			835,189
South Korea 7.9%
BGF Retail Co. Ltd.	Food & Staples Retailing	144	17,962
[c] Coway Co. Ltd.	Household Durables	1,168	78,168
Hana Financial Group Inc.	Banks	6,812	216,344
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	1,284	26,890
[c] Industrial Bank of Korea	Banks	6,580	53,546
[c] KB Financial Group Inc.	Banks	5,244	209,509
Korea Zinc Co. Ltd.	Metals & Mining	152	56,180
[c] KT&G Corp.	Tobacco	2,780	212,665
Kumho Petrochemical Co. Ltd.	Chemicals	336	44,850
NCSoft Corp.	Entertainment	316	270,824
[c] Pearl Abyss Corp.	Entertainment	124	29,713
S-1 Corp.	Commercial Services & Supplies	360	28,169
Samsung Card Co. Ltd.	Consumer Finance	585	17,502
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	3,236	241,292
Seegene Inc	Biotechnology	216	38,376
[c] Shinhan Financial Group Co. Ltd.	Banks	7,352	216,912
[c] Woori Financial Group Inc.	Banks	11,232	100,605
			1,859,507
Taiwan 11.6%
Accton Technology Corp.	Communications Equipment	11,260	126,634
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	7,435	92,613
Asia Cement Corp.	Construction Materials	36,000	55,349
	Semiconductors & Semiconductor
ASMedia Technology Inc.	Equipment	320	17,880
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	12,000	106,983
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	14,280	104,694
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	15,860	48,656
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	57,880	224,533
Eclat Textile Co. Ltd.	Textiles, Apparel & Luxury Goods	3,800	57,139

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	33,000	71,877
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	9,076	64,441
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	4,980	125,484
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	1,760	200,128
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	44,000	77,984
	Technology Hardware, Storage &
Micro-Star International Co. Ltd.	Peripherals	12,000	56,588
Nien Made Enterprise Co. Ltd.	Household Durables	4,500	52,210
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	13,680	179,654
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	22,000	52,694
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	14,600	49,311
Ruentex Development Co. Ltd.	Real Estate Management & Development	14,000	20,379
Standard Foods Corp.	Food Products	9,690	21,140
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	24,000	40,145
Taiwan Cement Corp.	Construction Materials	92,201	141,757
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	37,400	131,641
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	12,680	239,177
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	120,000	201,367
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	20,000	82,568
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	6,400	52,502
	Technology Hardware, Storage &
Wiwynn Corp.	Peripherals	1,280	32,071
			2,727,599
Thailand 1.7%
Advanced Info Service PCL	Wireless Telecommunication Services	31,600	185,634
Bumrungrad Hospital PCL	Health Care Providers & Services	9,600	38,451
Home Product Center PCL,, NVDR	Specialty Retail	98,000	44,813
Intouch Holdings PCL	Wireless Telecommunication Services	60,000	112,650
Krung Thai Bank PCL	Banks	39,200	14,524
Osotspa PCL, NVDR	Beverages	13,600	16,115
			412,187
Turkey 1.6%
Aselsan Elektronik Sanayi Ve Ticaret AS	Aerospace & Defense	10,948	26,882
BIM Birlesik Magazalar AS	Food & Staples Retailing	11,456	116,371
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	37,112	74,548
Ford Otomotiv Sanayi AS	Automobiles	2,012	34,109
Haci Omer Sabanci Holding AS	Diversified Financial Services	15,912	24,534
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	28,604	61,961
[c] Turkiye Is Bankasi AS, C	Banks	34,136	32,150
			370,555
United Arab Emirates 1.3%
Aldar Properties PJSC	Real Estate Management & Development	78,608	67,412
Dubai Islamic Bank PJSC	Banks	37,700	47,316
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	40,660	187,075
			301,803
Total Common Stocks (Cost $20,219,927)			23,141,976
Preferred Stocks 1.9%
Brazil 1.1%
[e] Companhia Paranaense de Energia, 4.137%, pfd., B	Electric Utilities	1,200	17,313

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[e] Itausa SA, 3.402%, pfd.	Banks	106,000	239,379
			256,692
Chile 0.0%†
[e] Embotelladora Andina SA, 6.050%, pfd., B	Beverages	3,620	9,319
Russia 0.5%
[e] Surgutneftegas PJSC, 2.469%, pfd.	Oil, Gas & Consumable Fuels	209,548	118,522
South Korea 0.3%
[e] LG Household & Health Care Ltd., 1.539%, pfd.	Personal Products	32	21,150
	Technology Hardware, Storage &
[e] Samsung Electronics Co. Ltd., 1.443%, pfd.	Peripherals	592	40,110
			61,260
Total Preferred Stocks (Cost $376,675)			445,793
Total Investments before Short Term Investments (Cost $20,596,602)			23,587,769
Short Term Investments (Cost $48,375) 0.2%
Investments from Cash Collateral Received for Loaned Securities 0.2%
United States 0.2%
[f,g] Institutional Fiduciary Trust Portfolio, 0.00%	Money Market Funds	48,375	48,375
Total Investments (Cost $20,644,977) 100.1%			23,636,144
Other Assets, less Liabilities (0.1)%			(34,960)
Net Assets 100.0%			$23,601,184

+Rounds to less than 0.1% of net assets.

aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $410,046, representing 1.7% of net assets.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $88,962, representing 0.4% of net assets.

cNon-income producing.

dA portion or all of the security is on loan at December 31, 2020.

eVariable rate security. The rate shown represents the yield at period end.

fSee Note 5 regarding investments in affiliated management investment companies.

gThe rate shown is the annualized seven-day effective yield at period end.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin LibertyQ Global Dividend ETF	Industry	Shares	Value
Common Stocks 97.6%
Australia 5.2%
Australian Stock Exchange Ltd.	Capital Markets	3,464	$192,456
Commonwealth Bank of Australia	Banks	8,568	542,870
Macquarie Group Ltd.	Capital Markets	4,776	510,354
Sonic Healthcare Ltd.	Health Care Providers & Services	3,104	77,006
			1,322,686
Belgium 0.2%
Proximus SADP	Diversified Telecommunication Services	2,260	44,824
Canada 6.2%
Canadian Imperial Bank of Commerce	Banks	4,804	409,961
IGM Financial Inc.	Capital Markets	1,748	47,350
Royal Bank of Canada	Banks	6,112	501,769
TELUS Corp.	Diversified Telecommunication Services	4,280	84,693
The Toronto-Dominion Bank	Banks	9,316	525,908
			1,569,681
China 1.3%
China Vanke Co. Ltd., A	Real Estate Management & Development	7,600	33,574
China Vanke Co. Ltd., H	Real Estate Management & Development	22,800	78,658
Far East Horizon Ltd.	Diversified Financial Services	29,000	29,883
Hubei Jumpcan Pharmaceutical Co. Ltd., A	Pharmaceuticals	400	1,246
[a,b] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	30,000	175,655
			319,016
Denmark 0.3%
Tryg AS	Insurance	2,588	81,722
Finland 3.0%
Elisa OYJ	Diversified Telecommunication Services	2,268	124,515
Kone OYJ, B	Machinery	5,504	447,569
Orion OYJ	Pharmaceuticals	1,236	56,757
UPM-Kymmene OYJ	Paper & Forest Products	3,520	131,231
			760,072
Germany 2.5%
Allianz SE	Insurance	2,060	505,867
Hannover Rueck SE	Insurance	844	134,558
			640,425
Hong Kong 0.1%
Sino Land Co. Ltd.	Real Estate Management & Development	26,000	33,867
Indonesia 0.4%
Bank Rakyat Indonesia Persero Tbk PT	Banks	358,000	106,253
Japan 8.4%
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	1,900	177,403
Japan Tobacco Inc.	Tobacco	8,000	162,875
KDDI Corp.	Wireless Telecommunication Services	16,400	487,020
Lawson Inc.	Food & Staples Retailing	560	26,062
MS&AD Insurance Group Holdings Inc.	Insurance	5,900	179,494
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	9,300	238,299
Nomura Real Estate Holdings Inc.	Real Estate Management & Development	1,200	26,535
ORIX Corp.	Diversified Financial Services	20,100	308,475
Sekisui House Ltd.	Household Durables	7,300	148,482

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Tokio Marine Holdings Inc.	Insurance	7,100	365,023
			2,119,668
Macau 0.9%
Sands China Ltd.	Hotels, Restaurants & Leisure	50,000	219,568
Malaysia 0.1%
Petronas Gas Bhd.	Gas Utilities	5,200	22,209
Mexico 0.2%
Grupo Aeroportuario del Pacifico SAB de CV	Transportation Infrastructure	4,284	47,760
New Zealand 0.5%
Spark New Zealand Ltd.	Diversified Telecommunication Services	36,136	122,284
Norway 0.2%
Orkla ASA	Food Products	5,476	55,643
Philippines 0.1%
Globe Telecom Inc.	Wireless Telecommunication Services	340	14,372
Qatar 1.9%
Masraf Al Rayan QSC	Banks	50,924	63,358
Qatar International Islamic Bank QSC	Banks	5,640	14,022
Qatar Islamic Bank SAQ	Banks	16,904	79,436
Qatar National Bank SAQ	Banks	67,812	332,076
			488,892
Russia 0.8%
Polymetal International PLC	Metals & Mining	1,912	44,850
Tatneft PAO	Oil, Gas & Consumable Fuels	21,328	147,696
			192,546
Saudi Arabia 1.8%
Al-Rajhi Bank	Banks	10,788	211,642
Jarir Marketing Co.	Specialty Retail	968	44,742
National Commercial Bank	Banks	16,744	193,478
			449,862
Singapore 2.4%
DBS Group Holdings Ltd.	Banks	18,100	342,923
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	117,200	204,844
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	4,000	58,775
			606,542
South Africa 0.3%
Mr. Price Group Ltd.	Specialty Retail	5,040	58,553
Rand Merchant Investment Holdings Ltd.	Insurance	9,728	21,226
			79,779
South Korea 0.2%
Coway Co. Ltd.	Household Durables	608	40,690
Spain 0.4%
Red Electrica Corp. SA	Electric Utilities	4,744	97,371
Switzerland 7.6%
Novartis AG	Pharmaceuticals	5,616	531,454
Roche Holding AG	Pharmaceuticals	1,432	500,580
SGS SA	Professional Services	98	296,012
Swisscom AG	Diversified Telecommunication Services	168	90,676
Zurich Insurance Group AG	Insurance	1,188	501,972
			1,920,694
Taiwan 2.8%
Chailease Holding Co. Ltd.	Diversified Financial Services	18,100	108,221
Standard Foods Corp.	Food Products	3,000	6,545
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	28,000	528,151

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	14,000	57,798
			700,715
Turkey 0.1%
Ford Otomotiv Sanayi AS	Automobiles	1,140	19,326
United Arab Emirates 0.2%
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	12,336	56,757
United Kingdom 8.0%
GlaxoSmithKline PLC	Pharmaceuticals	26,644	488,770
Legal & General Group PLC	Insurance	79,216	288,253
Schroders PLC	Capital Markets	1,668	76,086
Smiths Group PLC	Industrial Conglomerates	4,816	99,045
St. James's Place Capital PLC	Capital Markets	6,456	100,031
Unilever PLC	Personal Products	16,232	974,511
			2,026,696
United States 41.5%
Altria Group Inc.	Tobacco	12,128	497,248
Cisco Systems Inc.	Communications Equipment	11,788	527,513
Cummins Inc.	Machinery	2,088	474,185
Eaton Corp. PLC	Electrical Equipment	2,744	329,664
Emerson Electric Co.	Electrical Equipment	6,336	509,224
Fidelity National Financial Inc.	Insurance	2,996	117,114
Garmin Ltd.	Household Durables	2,668	319,253
Gilead Sciences Inc.	Biotechnology	8,000	466,080
International Business Machines Corp.	IT Services	4,172	525,171
Johnson & Johnson	Pharmaceuticals	3,304	519,983
Kimberly-Clark Corp.	Household Products	3,452	465,433
Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	4,716	281,074
LyondellBasell Industries NV, A	Chemicals	4,316	395,605
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	5,900	523,035
Merck & Co. Inc.	Pharmaceuticals	6,072	496,690
Nucor Corp.	Metals & Mining	2,256	119,997
Packaging Corp. of America	Containers & Packaging	1,108	152,804
Paychex Inc.	IT Services	5,296	493,481
Philip Morris International Inc.	Tobacco	6,288	520,583
	Semiconductors & Semiconductor
QUALCOMM Inc.	Equipment	3,312	504,550
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	4,232	263,061
Target Corp.	Multiline Retail	2,928	516,880
The Coca-Cola Co.	Beverages	9,260	507,818
The Procter & Gamble Co.	Household Products	3,484	484,764
United Parcel Service Inc., B	Air Freight & Logistics	2,892	487,013
			10,498,223
Total Common Stocks (Cost $22,600,890)			24,658,143
Preferred Stocks (Cost $451,400) 1.9%
Brazil 1.9%
[c] Itau Unibanco Holding SA, 4.123%, pfd.	Banks	78,600	478,634

Total Investments (Cost $23,052,290) 99.5%			25,136,777

Other Assets, less Liabilities 0.5%			130,439
Net Assets 100.0%			$25,267,216

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the value of this security was $175,655, representing 0.7% of net assets. bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the value of this security was $175,655, representing 0.7% of net assets.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[c]Variable rate security. The rate shown represents the yield at period end.

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
MSCI All Country World Index	Long	2	$65,650	3/19/21	$1,265

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin LibertyQ Global Equity ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 97.8%
Australia 5.0%
AGL Energy Ltd.	Multi-Utilities	822	$7,580
Aurizon Holdings Ltd.	Road & Rail	2,360	7,102
BHP Group Ltd.	Metals & Mining	3,776	123,630
Brambles Ltd.	Commercial Services & Supplies	1,742	14,249
[a] Cimic Group Ltd.	Construction & Engineering	76	1,429
Coca-Cola Amatil Ltd.	Beverages	504	5,029
Coles Group Ltd.	Food & Staples Retailing	1,498	20,969
CSL Ltd.	Biotechnology	548	119,747
Evolution Mining Ltd.	Metals & Mining	1,606	6,184
Fortescue Metals Group Ltd.	Metals & Mining	3,426	61,941
Magellan Financial Group Ltd.	Capital Markets	144	5,963
Medibank Private Ltd.	Insurance	4,082	9,481
Newcrest Mining Ltd.	Metals & Mining	718	14,283
Northern Star Resources Ltd.	Metals & Mining	648	6,345
REA Group Ltd.	Interactive Media & Services	62	7,122
Rio Tinto Ltd.	Metals & Mining	584	51,297
Rio Tinto PLC	Metals & Mining	1,698	126,963
Sonic Healthcare Ltd.	Health Care Providers & Services	456	11,313
Telstra Corp. Ltd.	Diversified Telecommunication Services	5,156	11,856
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	42	975
Wesfarmers Ltd.	Multiline Retail	1,522	59,192
Woolworths Group Ltd.	Food & Staples Retailing	1,448	43,923
			716,573
Austria 0.0%†
OMV AG	Oil, Gas & Consumable Fuels	44	1,777
Belgium 0.1%
Colruyt SA	Food & Staples Retailing	72	4,270
Proximus SADP	Diversified Telecommunication Services	180	3,570
			7,840
Brazil 0.7%
Ambev SA	Beverages	4,400	13,257
BB Seguridade Participacoes SA	Insurance	1,200	6,845
	Independent Power and Renewable
Engie Brasil Energia SA	Electricity Producers	200	1,692
Hypera SA	Pharmaceuticals	400	2,638
Telefonica Brasil SA	Diversified Telecommunication Services	600	5,371
TIM SA	Wireless Telecommunication Services	1,200	3,385
Vale SA	Metals & Mining	3,600	60,610
			93,798
Canada 2.4%
Algonquin Power & Utilities Corp.	Multi-Utilities	440	7,235
Alimentation Couche-Tard Inc., B	Food & Staples Retailing	444	15,118
B2Gold Corp.	Metals & Mining	1,056	5,910
BCE Inc.	Diversified Telecommunication Services	186	7,947
	Equity Real Estate Investment Trusts
Canadian Apartment Properties REIT	(REITs)	80	3,139
Canadian National Railway Co.	Road & Rail	766	84,140
[a] CGI Inc., A	IT Services	230	18,232
CI Financial Corp.	Capital Markets	250	3,097
Constellation Software Inc.	Software	24	31,138
Dollarama Inc.	Multiline Retail	166	6,760
Empire Co. Ltd., A	Food & Staples Retailing	156	4,260
Franco-Nevada Corp.	Metals & Mining	198	24,804
Hydro One Ltd.	Electric Utilities	280	6,297
IGM Financial Inc.	Capital Markets	70	1,896
Keyera Corp.	Oil, Gas & Consumable Fuels	152	2,699
Kirkland Lake Gold Ltd.	Metals & Mining	334	13,790

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Magna International Inc.	Auto Components	332	23,482
Metro Inc., A	Food & Staples Retailing	284	12,662
Power Corp. of Canada	Insurance	500	11,472
Quebecor Inc., B	Media	154	3,960
	Equity Real Estate Investment Trusts
RioCan Real Estate Investment Trust	(REITs)	168	2,209
Rogers Communications Inc., B	Wireless Telecommunication Services	346	16,094
Saputo Inc.	Food Products	224	6,265
Shaw Communications Inc.	Media	376	6,593
TELUS Corp.	Diversified Telecommunication Services	416	8,232
[a] Topicus.com Inc.	Software	44	166
Wheaton Precious Metals Corp.	Metals & Mining	420	17,525
			345,122
Chile 0.1%
	Independent Power and Renewable
Colbun SA	Electricity Producers	10,188	1,800
Compania Cervecerias Unidas SA	Beverages	138	1,019
Enel Americas SA	Electric Utilities	33,256	5,430
Enel Chile SA	Electric Utilities	32,890	2,555
			10,804
China 4.0%
A-Living Services Co. Ltd., H	Commercial Services & Supplies	500	2,218
Agricultural Bank of China Ltd., A	Banks	1,000	483
Agricultural Bank of China Ltd., H	Banks	36,000	13,186
Anhui Conch Cement Co. Ltd., A	Construction Materials	400	3,178
Anhui Conch Cement Co. Ltd., H	Construction Materials	1,670	10,457
Bank of Beijing Co. Ltd., A	Banks	600	447
Bank of China Ltd., A	Banks	3,200	1,566
Bank of China Ltd., H	Banks	104,000	35,544
Bank of Communications Co. Ltd., A	Banks	2,000	1,379
Bank of Communications Co. Ltd., H	Banks	10,000	5,288
Baoshan Iron & Steel Co. Ltd., A	Metals & Mining	1,200	1,099
Beijing Enterprises Holdings Ltd.	Gas Utilities	1,000	3,263
Brilliance China Automotive Holdings Ltd.	Automobiles	4,000	3,642
China Cinda Asset Management Co. Ltd., H	Capital Markets	12,000	2,275
China CITIC Bank Corp. Ltd., H	Banks	10,000	4,243
China Conch Venture Holdings Ltd.	Construction & Engineering	2,000	9,724
China Construction Bank Corp., H	Banks	100,000	75,962
China Everbright Bank Co. Ltd., A	Banks	800	491
China Everbright Bank Co. Ltd., H	Banks	6,000	2,283
[b,c] China Feihe Ltd., 144A, Reg S	Food Products	2,000	4,684
China Hongqiao Group Ltd.	Metals & Mining	2,000	1,831
China Medical System Holdings Ltd.	Pharmaceuticals	2,000	2,234
China Minsheng Banking Corp. Ltd., A	Banks	600	480
China Minsheng Banking Corp. Ltd., H	Banks	8,000	4,560
China Mobile Ltd.	Wireless Telecommunication Services	7,840	44,691
China National Building Material Co. Ltd., H	Construction Materials	2,000	2,404
China Pacific Insurance Group Co. Ltd., A	Insurance	200	1,182
China Pacific Insurance Group Co. Ltd., H	Insurance	2,000	7,828
China Petroleum & Chemical Corp., A	Oil, Gas & Consumable Fuels	2,000	1,241
China Railway Group Ltd., H	Construction & Engineering	2,000	882
China Resources Cement Holdings Ltd.	Construction Materials	4,000	4,468
China Shenhua Energy Co. Ltd., A	Oil, Gas & Consumable Fuels	800	2,218
China Shenhua Energy Co. Ltd., H	Oil, Gas & Consumable Fuels	5,000	9,415
China Taiping Insurance Holdings Co. Ltd.	Insurance	400	721
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	12,000	3,327
	Independent Power and Renewable
China Yangtze Power Co. Ltd., A	Electricity Producers	1,200	3,539
Chongqing Rural Commercial Bank Co. Ltd., H	Banks	2,000	815
CNOOC Ltd.	Oil, Gas & Consumable Fuels	18,000	16,668
Country Garden Services Holdings Co. Ltd.	Commercial Services & Supplies	1,000	6,764
Dali Foods Group Co. Ltd.	Food Products	3,000	1,714
Daqin Railway Co. Ltd., A	Road & Rail	2,800	2,784

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Dongfeng Motor Group Co. Ltd., H	Automobiles	4,000	4,664
East Money Information Co. Ltd.	Capital Markets	400	1,909
Far East Horizon Ltd.	Diversified Financial Services	4,000	4,122
Focus Media Information Technology Co. Ltd.	Media	460	699
Foshan Haitian Flavouring & Food Co. Ltd.	Food Products	240	7,408
Fuyao Glass Industry Group Co. Ltd., A	Auto Components	400	2,958
Great Wall Motor Co. Ltd., H	Automobiles	2,000	6,861
[a] GSX Techedu Inc., ADR	Diversified Consumer Services	64	3,309
Guangdong Investment Ltd.	Water Utilities	4,000	7,202
Guangzhou R&F Properties Co. Ltd., H	Real Estate Management & Development	1,600	2,057
Henan Shuanghui Investment & Development Co. Ltd.	Food Products	200	1,445
Hualan Biological Engineering Inc.	Biotechnology	400	2,601
Industrial and Commercial Bank of China Ltd.	Banks	3,200	2,458
Industrial and Commercial Bank of China Ltd., H	Banks	66,000	42,815
Inner Mongolia Yili Industrial Group Co. Ltd., A	Food Products	400	2,732
Jiangsu Expressway Co. Ltd., H	Transportation Infrastructure	2,000	2,236
Jiangsu Hengli Hydraulic Co. Ltd., A	Machinery	200	3,479
Jiangsu Yanghe Brewery JST Co. Ltd., A	Beverages	200	7,265
	Electronic Equipment, Instruments &
Kingboard Holdings Ltd.	Components	1,000	4,217
Kweichow Moutai Co. Ltd., A	Beverages	67	20,605
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	2,000	1,638
[b,c] Longfor Group Holdings Ltd., 144A, Reg S	Real Estate Management & Development	2,000	11,710
	Semiconductors & Semiconductor
LONGi Green Energy Technology Co. Ltd., A	Equipment	200	2,838
Luzhou Laojiao Co. Ltd., A	Beverages	100	3,481
Muyuan Foods Co. Ltd.	Food Products	170	2,018
NetEase Inc., ADR	Entertainment	304	29,114
New Hope Liuhe Co. Ltd.	Food Products	400	1,379
Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	2,000	2,837
PICC Property and Casualty Co. Ltd., H	Insurance	4,000	3,028
Postal Savings Bank of China Co. Ltd., H	Banks	8,000	4,519
SAIC Motor Corp Ltd	Automobiles	400	1,505
Shaanxi Coal Industry Co. Ltd.	Oil, Gas & Consumable Fuels	200	288
Shandong Hualu Hengsheng Chemical Co. Ltd., A	Chemicals	200	1,148
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	400	705
Shanghai Pudong Development Bank Co. Ltd., A	Banks	400	596
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A	Beverages	100	5,777
	Semiconductors & Semiconductor
Shenzhen Goodix Technology Co. Ltd., A	Equipment	200	4,789
Shenzhen International Holdings Ltd.	Transportation Infrastructure	2,000	3,229
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A	Health Care Equipment & Supplies	100	6,557
Sinotruk Hong Kong Ltd.	Machinery	1,000	2,554
The People's Insurance Co. Group of China Ltd., H	Insurance	6,000	1,904
[a] Vipshop Holdings Ltd., ADR	Internet & Direct Marketing Retail	234	6,578
Wanhua Chemical Group Co. Ltd., A	Chemicals	200	2,803
Want Want China Holdings Ltd.	Food Products	4,000	2,894
Wens Foodstuffs Group Co. Ltd.	Food Products	720	2,020
Wuhu Sanqi Interactive Entertainment NetworkTechnology Group Co.
Ltd.	Entertainment	400	1,923
Wuliangye Yibin Co. Ltd., A	Beverages	300	13,477
Yihai International Holding Ltd.	Food Products	600	8,899
Yuexiu Property Co. Ltd.	Real Estate Management & Development	8,000	1,610
Zhejiang NHU Co. Ltd.	Pharmaceuticals	200	1,037
ZTO Express Cayman Inc., ADR	Air Freight & Logistics	284	8,281
			573,356
Colombia 0.0%†
Ecopetrol SA	Oil, Gas & Consumable Fuels	5,884	3,862
Denmark 1.4%
Coloplast AS, B	Health Care Equipment & Supplies	192	29,339
Novo Nordisk AS, B	Pharmaceuticals	2,046	143,491
Novozymes AS	Chemicals	174	9,996
Pandora AS	Textiles, Apparel & Luxury Goods	162	18,135

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Tryg AS	Insurance	108	3,410
			204,371
Egypt 0.0%†
Eastern Co. SAE	Tobacco	2,424	2,009
ElSewedy Electric Co.	Electrical Equipment	742	463
			2,472
Finland 0.4%
Elisa OYJ	Diversified Telecommunication Services	160	8,784
Kone OYJ, B	Machinery	288	23,419
Orion OYJ	Pharmaceuticals	138	6,337
UPM-Kymmene OYJ	Paper & Forest Products	408	15,211
			53,751
France 0.5%
Biomerieux	Health Care Equipment & Supplies	30	4,236
Hermes International	Textiles, Apparel & Luxury Goods	38	40,897
Ipsen SA	Pharmaceuticals	14	1,163
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	98	2,205
[a] Peugeot SA	Automobiles	682	18,667
Sartorius Stedim Biotech	Life Sciences Tools & Services	22	7,838
			75,006
Germany 0.1%
[a] HelloFresh SE	Internet & Direct Marketing Retail	90	6,960
Hochtief AG	Construction & Engineering	16	1,557
Rational AG	Machinery	4	3,727
			12,244
Greece 0.0%†
Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	204	3,290
JUMBO SA	Specialty Retail	112	1,947
			5,237
Hong Kong 0.6%
CK Asset Holdings Ltd.	Real Estate Management & Development	2,000	10,266
CK Hutchison Holdings Ltd.	Industrial Conglomerates	1,000	6,977
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	6,000	7,785
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	200	11,200
Kingboard Laminates Holdings Ltd.	Chemicals	1,000	1,633
Power Assets Holdings Ltd.	Electric Utilities	1,000	5,417
Sino Land Co. Ltd.	Real Estate Management & Development	2,000	2,605
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	1,000	12,897
The Wharf Holdings Ltd.	Real Estate Management & Development	2,000	5,378
[c] WH Group Ltd., Reg S	Food Products	5,000	4,191
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	1,000	5,204
Xinyi Glass Holdings Ltd.	Building Products	2,000	5,584
			79,137
India 0.4%
Infosys Ltd., ADR	IT Services	3,428	58,105
Indonesia 0.2%
Adaro Energy Tbk PT	Oil, Gas & Consumable Fuels	13,000	1,323
[a] Gudang Garam Tbk PT	Tobacco	600	1,751
Indofood CBP Sukses Makmur Tbk PT	Food Products	3,000	2,044
Indofood Sukses Makmur Tbk PT	Food Products	3,200	1,560
Kalbe Farma Tbk PT	Pharmaceuticals	16,600	1,749
Perusahaan Perseroan (Persero) PT TelekomunikasiIndonesia Tbk,
B	Diversified Telecommunication Services	60,600	14,277
Unilever Indonesia Tbk PT	Household Products	12,000	6,278
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	2,000	3,786
			32,768
Israel 0.2%
Azrieli Group Ltd.	Real Estate Management & Development	28	1,780

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Check Point Software Technologies Ltd.	Software	156	20,734
ICL Group Ltd.	Chemicals	606	3,088
			25,602
Italy 1.0%
DiaSorin SpA	Health Care Equipment & Supplies	26	5,411
Enel SpA	Electric Utilities	7,496	75,905
Ferrari NV	Automobiles	130	30,007
[a] Moncler SpA	Textiles, Apparel & Luxury Goods	226	13,865
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	130	7,210
Snam SpA	Gas Utilities	2,004	11,282
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	4,460	2,313
			145,993
Japan 6.4%
ABC-Mart Inc.	Specialty Retail	50	2,780
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	200	14,974
Astellas Pharma Inc.	Pharmaceuticals	2,000	30,878
	Electronic Equipment, Instruments &
Azbil Corp.	Components	100	5,463
Bandai Namco Holdings Inc.	Leisure Products	200	17,291
Bridgestone Corp.	Auto Components	600	19,666
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	200	4,118
Calbee Inc.	Food Products	100	3,012
Capcom Co. Ltd.	Entertainment	100	6,489
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	620	33,046
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	100	9,337
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	800	31,498
Hoya Corp.	Health Care Equipment & Supplies	470	64,961
Iida Group Holdings Co. Ltd.	Household Durables	200	4,037
ITOCHU Corp.	Trading Companies & Distributors	1,600	45,933
Japan Post Bank Co. Ltd.	Banks	600	4,922
Japan Tobacco Inc.	Tobacco	1,600	32,575
Kajima Corp.	Construction & Engineering	400	5,354
Kakaku.com Inc.	Interactive Media & Services	200	5,482
KAO Corp.	Personal Products	507	39,138
KDDI Corp.	Wireless Telecommunication Services	2,200	65,332
M3 Inc.	Health Care Technology	200	18,874
Meiji Holdings Co. Ltd.	Food Products	100	7,032
Mitsubishi Gas Chemical Co. Inc.	Chemicals	200	4,589
Monotaro Co. Ltd.	Trading Companies & Distributors	100	5,085
MS&AD Insurance Group Holdings Inc.	Insurance	400	12,169
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	300	27,081
Nexon Co. Ltd.	Entertainment	600	18,480
Nihon M&A Center Inc.	Professional Services	100	6,683
Nintendo Co. Ltd.	Entertainment	104	66,311
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,800	46,122
Nitori Holdings Co. Ltd.	Specialty Retail	70	14,658
Nitto Denko Corp.	Chemicals	100	8,940
Nomura Research Institute Ltd.	IT Services	200	7,158
Obayashi Corp.	Construction & Engineering	600	5,172
OBIC Co. Ltd.	IT Services	40	8,031
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	200	6,021
Oracle Corp. Japan	Software	50	6,514
Sekisui House Ltd.	Household Durables	800	16,272
SG Holdings Co. Ltd.	Air Freight & Logistics	200	5,447
SHIMANO Inc.	Leisure Products	40	9,331
Shimizu Corp.	Construction & Engineering	400	2,906
Shionogi & Co. Ltd.	Pharmaceuticals	300	16,374
Shoei Co. Ltd.	Real Estate Management & Development	200	2,195
Softbank Corp.	Wireless Telecommunication Services	3,000	37,571

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Sumitomo Mitsui Financial Group Inc.	Banks	600	18,527
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	180	66,948
Tosoh Corp.	Chemicals	400	6,230
Tsuruha Holdings Inc.	Food & Staples Retailing	20	2,844
USS Co. Ltd.	Specialty Retail	200	4,041
Welcia Holdings Co. Ltd.	Food & Staples Retailing	100	3,773
Zozo Inc.	Internet & Direct Marketing Retail	200	4,938
			912,603
Kuwait 0.0%†
Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	792	1,578
Macau 0.1%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	2,000	15,541
Malaysia 0.2%
AMMB Holdings Bhd.	Banks	800	726
Digi.com Bhd.	Wireless Telecommunication Services	2,800	2,882
Fraser & Neave Holdings Bhd.	Beverages	400	3,190
Hartalega Holdings Bhd.	Health Care Equipment & Supplies	2,000	6,036
Kossan Rubber Industries	Health Care Equipment & Supplies	800	895
Nestle (Malaysia) Bhd.	Food Products	140	4,834
Petronas Dagangan Bhd.	Oil, Gas & Consumable Fuels	200	1,064
Petronas Gas Bhd.	Gas Utilities	1,200	5,125
[a] Supermax Corp. Bhd	Health Care Equipment & Supplies	822	1,228
Top Glove Corp. Bhd.	Health Care Equipment & Supplies	5,000	7,607
Westports Holdings Bhd.	Transportation Infrastructure	200	214
			33,801
Mexico 0.2%
	Equity Real Estate Investment Trusts
Fibra Uno Administracion SA de CV	(REITs)	2,372	2,678
Grupo Mexico SAB de CV, B	Metals & Mining	1,952	8,241
Kimberly-Clark de Mexico SAB de CV, A	Household Products	2,042	3,483
Megacable Holdings SAB de CV	Media	388	1,415
Wal-Mart de Mexico SAB de CV, V	Food & Staples Retailing	6,106	17,155
			32,972
Netherlands 0.5%
[a] Adyen NV	IT Services	8	18,647
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	1,256	35,515
Koninklijke KPN NV	Diversified Telecommunication Services	1,636	4,978
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	50	2,630
NN Group NV	Insurance	206	8,956
			70,726
New Zealand 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	826	19,608
Spark New Zealand Ltd.	Diversified Telecommunication Services	2,526	8,548
[a] The a2 Milk Co Ltd.	Food Products	706	6,135
			34,291
Norway 0.3%
Mowi ASA	Food Products	468	10,440
Orkla ASA	Food Products	836	8,495
Telenor ASA	Diversified Telecommunication Services	762	12,985
Yara International ASA	Chemicals	90	3,742
			35,662
Philippines 0.0%†
Globe Telecom Inc.	Wireless Telecommunication Services	50	2,114
Manila Electric Co.	Electric Utilities	300	1,824
Metro Pacific Investments Corp.	Diversified Financial Services	4,000	356

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

PLDT Inc.	Wireless Telecommunication Services	70	1,953
			6,247
Poland 0.0%†
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	180	2,789
Polskie Gornictwo Naftowe i Gazownictwo SA	Oil, Gas & Consumable Fuels	944	1,404
			4,193
Portugal 0.0%†
Jeronimo Martins SGPS SA	Food & Staples Retailing	246	4,160
Qatar 0.1%
Industries Qatar QSC	Industrial Conglomerates	2,152	6,425
Masraf Al Rayan QSC	Banks	2,934	3,650
Mesaieed Petrochemical Holding Co.	Chemicals	4,942	2,778
Qatar Electricity & Water Co. QSC	Multi-Utilities	764	3,746
Qatar Fuel QSC	Oil, Gas & Consumable Fuels	600	3,078
			19,677
Russia 1.5%
Alrosa PJSC	Metals & Mining	3,864	5,137
Evraz PLC	Metals & Mining	672	4,332
Gazprom PJSC	Oil, Gas & Consumable Fuels	16,050	46,153
Inter RAO UES PJSC	Electric Utilities	58,124	4,175
LUKOIL PJSC	Oil, Gas & Consumable Fuels	626	43,740
MMC Norilsk Nickel PJSC	Metals & Mining	112	35,882
Mobile TeleSystems PJSC, ADR	Wireless Telecommunication Services	516	4,618
Moscow Exchange MICEX	Capital Markets	708	1,527
NLMK PJSC	Metals & Mining	1,966	5,557
[c] Novatek PJSC, GDR, Reg S	Oil, Gas & Consumable Fuels	98	16,013
[c] PhosAgro PJSC, GDR, Reg S	Chemicals	146	1,991
Polymetal International PLC	Metals & Mining	290	6,803
Polyus Gold OJSC	Metals & Mining	42	8,645
Rosneft PJSC	Oil, Gas & Consumable Fuels	1,260	7,414
Severstal PAO	Metals & Mining	422	7,505
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	7,460	3,644
Tatneft PAO	Oil, Gas & Consumable Fuels	2,380	16,481
			219,617
Saudi Arabia 0.4%
Abdullah Al Othaim Markets Co.	Food & Staples Retailing	40	1,309
Advanced Petrochemical Co.	Chemicals	158	2,822
Al-Rajhi Bank	Banks	1,058	20,756
[a] Bupa Arabia for Cooperative Insurance Co.	Insurance	52	1,694
Jarir Marketing Co.	Specialty Retail	94	4,345
Saudi Airlines Catering Co.	Hotels, Restaurants & Leisure	30	616
Saudi Arabian Fertilizer Co.	Chemicals	226	4,855
Saudi Cement Co.	Construction Materials	104	1,705
Saudi Telecom Co.	Diversified Telecommunication Services	570	16,105
Yanbu National Petrochemical Co.	Chemicals	264	4,497
			58,704
Singapore 0.2%
Singapore Exchange Ltd.	Capital Markets	1,200	8,426
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	9,200	16,080
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	200	2,938
			27,444
South Africa 0.3%
African Rainbow Minerals Ltd.	Metals & Mining	66	1,177
AngloGold Ashanti Ltd.	Metals & Mining	358	8,348
Clicks Group Ltd.	Food & Staples Retailing	268	4,610
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	340	3,215
Impala Platinum Holdings Ltd.	Metals & Mining	414	5,691
Kumba Iron Ore Ltd.	Metals & Mining	128	5,427
Mr. Price Group Ltd.	Specialty Retail	326	3,787

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Tiger Brands Ltd.	Food Products	204	2,891
Vodacom Group Ltd.	Wireless Telecommunication Services	792	6,707
			41,853
South Korea 1.7%
BGF Retail Co. Ltd.	Food & Staples Retailing	4	499
[a] Coway Co. Ltd.	Household Durables	62	4,149
Hana Financial Group Inc.	Banks	348	11,052
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	68	1,424
[a] Industrial Bank of Korea	Banks	200	1,627
[a] KB Financial Group Inc.	Banks	444	17,739
Korea Zinc Co. Ltd.	Metals & Mining	8	2,957
[a] KT&G Corp.	Tobacco	150	11,475
Kumho Petrochemical Co. Ltd.	Chemicals	18	2,403
NCSoft Corp.	Entertainment	16	13,712
[a] Pearl Abyss Corp.	Entertainment	10	2,396
S-1 Corp.	Commercial Services & Supplies	16	1,252
Samsung Card Co. Ltd.	Consumer Finance	14	419
	Technology Hardware, Storage &
Samsung Electronics Co. Ltd.	Peripherals	2,014	150,174
Seegene Inc	Biotechnology	10	1,777
[a] Shinhan Financial Group Co. Ltd.	Banks	452	13,336
[a] Woori Financial Group Inc.	Banks	528	4,729
			241,120
Spain 1.4%
[a] Banco Santander SA	Banks	13,175	40,913
Enagas SA	Gas Utilities	264	5,803
Endesa SA	Electric Utilities	364	9,954
Iberdrola SA	Electric Utilities	5,558	79,566
Industria de Diseno Textil SA	Specialty Retail	1,284	40,910
Red Electrica Corp. SA	Electric Utilities	502	10,303
Telefonica SA	Diversified Telecommunication Services	217	862
Telefonica SA	Diversified Telecommunication Services	3,921	15,568
			203,879
Sweden 0.5%
Boliden AB	Metals & Mining	300	10,645
Epiroc AB, A	Machinery	390	7,107
Epiroc AB, B	Machinery	250	4,231
[b,c] Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	140	14,231
ICA Gruppen AB	Food & Staples Retailing	88	4,403
Kinnevik AB, B	Diversified Financial Services	112	5,666
[a] Svenska Cellulosa AB, B	Paper & Forest Products	446	7,782
Swedish Match AB	Tobacco	128	9,941
			64,006
Switzerland 3.9%
EMS-Chemie Holding AG	Chemicals	14	13,510
Geberit AG	Building Products	42	26,332
Kuehne + Nagel International AG	Marine	30	6,815
	Technology Hardware, Storage &
Logitech International SA	Peripherals	158	15,358
Nestle SA	Food Products	1,194	140,830
Novartis AG	Pharmaceuticals	1,576	149,140
Partners Group Holding AG	Capital Markets	26	30,590
Roche Holding AG	Pharmaceuticals	404	141,225
SGS SA	Professional Services	4	12,082
Swiss Prime Site AG	Real Estate Management & Development	40	3,932
Swisscom AG	Diversified Telecommunication Services	32	17,272
			557,086
Taiwan 2.0%
Accton Technology Corp.	Communications Equipment	400	4,499
	Technology Hardware, Storage &
Advantech Co. Ltd.	Peripherals	373	4,646

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Asia Cement Corp.	Construction Materials	4,000	6,150
	Technology Hardware, Storage &
Asustek Computer Inc.	Peripherals	400	3,566
	Technology Hardware, Storage &
Catcher Technology Co. Ltd.	Peripherals	670	4,912
	Technology Hardware, Storage &
Chicony Electronics Co. Ltd.	Peripherals	1,345	4,126
China Development Financial Holding Corp.	Insurance	2,000	662
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	4,000	15,517
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	2,000	4,356
Feng Tay Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	666	4,729
	Semiconductors & Semiconductor
Globalwafers Co. Ltd.	Equipment	200	5,040
	Electronic Equipment, Instruments &
Largan Precision Co. Ltd.	Components	120	13,645
	Technology Hardware, Storage &
Lite-On Technology Corp.	Peripherals	4,000	7,090
	Semiconductors & Semiconductor
Novatek Microelectronics Corp. Ltd.	Equipment	670	8,799
	Technology Hardware, Storage &
Pegatron Corp.	Peripherals	2,000	4,790
	Semiconductors & Semiconductor
Powertech Technology Inc.	Equipment	700	2,364
Ruentex Development Co. Ltd.	Real Estate Management & Development	2,000	2,911
	Electronic Equipment, Instruments &
Synnex Technology International Corp.	Components	4,000	6,691
Taiwan Cement Corp.	Construction Materials	6,000	9,225
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	2,000	7,040
	Semiconductors & Semiconductor
Taiwan Semiconductor Manufacturing Co. Ltd.	Equipment	7,940	149,769
	Semiconductors & Semiconductor
United Microelectronics Corp.	Equipment	4,000	6,712
	Semiconductors & Semiconductor
Vanguard International Semiconductor Corp.	Equipment	1,000	4,128
	Electronic Equipment, Instruments &
Walsin Technology Corp.	Components	400	3,281
	Electronic Equipment, Instruments &
WPG Holdings Ltd.	Components	4,000	6,107
			290,755
Thailand 0.3%
Advanced Info Service PCL	Wireless Telecommunication Services	1,600	9,399
Bumrungrad Hospital PCL	Health Care Providers & Services	600	2,403
Home Product Center PCL,, NVDR	Specialty Retail	6,000	2,744
Intouch Holdings PCL	Wireless Telecommunication Services	3,200	6,008
Krung Thai Bank PCL	Banks	1,400	519
Osotspa PCL, NVDR	Beverages	1,000	1,185
PTT Exploration and Production PCL, NVDR	Oil, Gas & Consumable Fuels	1,600	5,247
The Siam Cement PCL	Construction Materials	600	7,570
			35,075
Turkey 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	Aerospace & Defense	548	1,346
BIM Birlesik Magazalar AS	Food & Staples Retailing	594	6,034
Eregli Demir ve Celik Fabrikalari AS	Metals & Mining	2,200	4,419
Ford Otomotiv Sanayi AS	Automobiles	122	2,068
Haci Omer Sabanci Holding AS	Diversified Financial Services	402	620
Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	1,416	3,067
[a] Turkiye Is Bankasi AS, C	Banks	446	420
			17,974
United Arab Emirates 0.1%
Aldar Properties PJSC	Real Estate Management & Development	4,402	3,775
Dubai Islamic Bank PJSC	Banks	1,248	1,566

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	2,118	9,745
			15,086
United Kingdom 6.0%
Admiral Group PLC	Insurance	310	12,314
Anglo American PLC	Metals & Mining	1,304	43,217
Auto Trader Group PLC	Interactive Media & Services	1,126	9,174
BAE Systems PLC	Aerospace & Defense	1,676	11,198
BHP Group PLC	Metals & Mining	2,582	67,942
British American Tobacco PLC	Tobacco	2,466	91,284
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	960	6,417
BT Group PLC	Diversified Telecommunication Services	10,432	18,859
Croda International PLC	Chemicals	112	10,098
Direct Line Insurance Group PLC	Insurance	1,576	6,872
Ferguson PLC	Trading Companies & Distributors	198	24,045
GlaxoSmithKline PLC	Pharmaceuticals	6,214	113,992
Hargreaves Lansdown PLC	Capital Markets	506	10,548
Hikma Pharmaceuticals PLC	Pharmaceuticals	128	4,406
Imperial Brands PLC	Tobacco	1,470	30,855
Intertek Group PLC	Professional Services	176	13,588
[a] Kingfisher PLC	Specialty Retail	2,078	7,681
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	654	6,024
M&G PLC	Diversified Financial Services	2,472	6,689
Mondi PLC	Paper & Forest Products	534	12,552
[a] Next PLC	Multiline Retail	166	16,079
Persimmon PLC	Household Durables	420	15,886
RELX PLC	Professional Services	2,306	56,503
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	3,806	67,519
Spirax-Sarco Engineering PLC	Machinery	38	5,867
The Berkeley Group Holdings PLC	Household Durables	146	9,464
Unilever PLC	Personal Products	2,920	175,306
William Morrison Supermarkets PLC	Food & Staples Retailing	1,716	4,160
			858,539
United States 54.3%
3M Co.	Industrial Conglomerates	456	79,704
A O Smith Corp.	Building Products	98	5,372
AbbVie Inc.	Biotechnology	1,372	147,010
[a] ABIOMED Inc.	Health Care Equipment & Supplies	36	11,671
Accenture PLC, A	IT Services	574	149,935
[a] Adobe Inc.	Software	300	150,036
Air Products and Chemicals Inc.	Chemicals	228	62,294
[a] Alexion Pharmaceuticals Inc.	Biotechnology	186	29,061
[a] Alphabet Inc., A	Interactive Media & Services	38	66,600
[a] Alphabet Inc., C	Interactive Media & Services	38	66,571
Altria Group Inc.	Tobacco	2,894	118,654
	Equity Real Estate Investment Trusts
[d] American Tower Corp.	(REITs)	466	104,598
Amgen Inc.	Biotechnology	596	137,032
	Technology Hardware, Storage &
Apple Inc.	Peripherals	1,150	152,593
	Semiconductors & Semiconductor
Applied Materials Inc.	Equipment	1,068	92,168
[a] Arista Networks Inc.	Communications Equipment	44	12,785
AT&T Inc.	Diversified Telecommunication Services	4,766	137,070
Best Buy Co. Inc.	Specialty Retail	274	27,342
[a] Bio-Rad Laboratories Inc., A	Life Sciences Tools & Services	10	5,829
[a] Biogen Inc.	Biotechnology	260	63,664
[a] Booking Holdings Inc.	Internet & Direct Marketing Retail	36	80,182
BorgWarner Inc.	Auto Components	208	8,037
Bristol-Myers Squibb Co.	Pharmaceuticals	2,164	134,233
Broadridge Financial Solutions Inc.	IT Services	118	18,078
C.H. Robinson Worldwide Inc.	Air Freight & Logistics	162	15,207

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Cabot Oil & Gas Corp., A	Oil, Gas & Consumable Fuels	476	7,749
[a] Cadence Design Systems Inc.	Software	324	44,203
Campbell Soup Co.	Food Products	190	9,187
Carrier Global Corp.	Building Products	734	27,686
Celanese Corp.	Chemicals	110	14,293
CenturyLink Inc.	Diversified Telecommunication Services	466	4,544
Cerner Corp.	Health Care Technology	222	17,423
Church & Dwight Co. Inc.	Household Products	250	21,808
Cisco Systems Inc.	Communications Equipment	3,334	149,196
Citrix Systems Inc.	Software	130	16,913
Clorox Co.	Household Products	190	38,365
Cognizant Technology Solutions Corp., A	IT Services	590	48,350
Colgate-Palmolive Co.	Household Products	804	68,750
Conagra Brands Inc.	Food Products	240	8,702
[a] Copart Inc.	Commercial Services & Supplies	238	30,286
Cummins Inc.	Machinery	176	39,970
D.R. Horton Inc.	Household Durables	336	23,157
Dollar General Corp.	Multiline Retail	266	55,940
Domino's Pizza Inc.	Hotels, Restaurants & Leisure	28	10,737
eBay Inc.	Internet & Direct Marketing Retail	634	31,859
Electronic Arts Inc.	Entertainment	256	36,762
Eli Lilly and Co.	Pharmaceuticals	968	163,437
Erie Indemnity Co., A	Insurance	30	7,368
Expeditors International of Washington Inc.	Air Freight & Logistics	204	19,402
	Equity Real Estate Investment Trusts
Extra Space Storage Inc.	(REITs)	124	14,367
[a] F5 Networks Inc.	Communications Equipment	66	11,612
[a] Facebook Inc., A	Interactive Media & Services	496	135,487
FactSet Research Systems Inc.	Capital Markets	44	14,630
Fastenal Co.	Trading Companies & Distributors	740	36,134
[a] Fortinet Inc.	Software	78	11,585
Fox Corp.	Media	292	8,503
[a] Fox Corp., B	Media	122	3,523
Garmin Ltd.	Household Durables	148	17,710
General Mills Inc.	Food Products	700	41,160
Gilead Sciences Inc.	Biotechnology	1,608	93,682
	Technology Hardware, Storage &
Hewlett Packard Enterprise Co.	Peripherals	598	7,086
Hormel Foods Corp.	Food Products	388	18,085
	Technology Hardware, Storage &
HP Inc.	Peripherals	1,140	28,033
[a] IDEXX Laboratories Inc.	Health Care Equipment & Supplies	84	41,989
Illinois Tool Works Inc.	Machinery	342	69,727
	Semiconductors & Semiconductor
Intel Corp.	Equipment	3,036	151,254
International Business Machines Corp.	IT Services	1,020	128,398
Intuit Inc.	Software	314	119,273
Invesco Ltd.	Capital Markets	334	5,822
Jack Henry & Associates Inc.	IT Services	84	13,607
[a] Jazz Pharmaceuticals PLC	Pharmaceuticals	48	7,922
JB Hunt Transport Services Inc.	Road & Rail	88	12,025
Johnson & Johnson	Pharmaceuticals	908	142,901
Kellogg Co.	Food Products	252	15,682
Kimberly-Clark Corp.	Household Products	422	56,898
	Semiconductors & Semiconductor
KLA Corp.	Equipment	178	46,086
	Semiconductors & Semiconductor
Lam Research Corp.	Equipment	158	74,619
Lockheed Martin Corp.	Aerospace & Defense	312	110,754
Lowe's Cos. Inc.	Specialty Retail	810	130,013
[a] Lululemon Athletica Inc.	Textiles, Apparel & Luxury Goods	128	44,548
LyondellBasell Industries NV, A	Chemicals	342	31,348
MarketAxess Holdings Inc.	Capital Markets	46	26,246
[a] Masimo Corp.	Health Care Equipment & Supplies	40	10,735

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Mastercard Inc., A	IT Services	408	145,632
	Semiconductors & Semiconductor
Maxim Integrated Products Inc.	Equipment	326	28,900
Merck & Co. Inc.	Pharmaceuticals	1,668	136,442
[a] Mettler-Toledo International Inc.	Life Sciences Tools & Services	24	27,352
Microsoft Corp.	Software	650	144,573
	Semiconductors & Semiconductor
Monolithic Power Systems	Equipment	24	8,790
[a] Monster Beverage Corp.	Beverages	446	41,246
Moody's Corp.	Capital Markets	192	55,726
	Technology Hardware, Storage &
NetApp Inc.	Peripherals	262	17,355
NRG Energy Inc.	Electric Utilities	104	3,905
Nucor Corp.	Metals & Mining	296	15,744
	Semiconductors & Semiconductor
NVIDIA Corp.	Equipment	252	131,594
[a] NVR Inc.	Household Durables	4	16,319
[a] O'Reilly Automotive Inc.	Specialty Retail	86	38,921
Old Dominion Freight Line Inc.	Road & Rail	114	22,251
Omnicom Group Inc.	Media	218	13,597
Oracle Corp.	Software	1,780	115,148
PACCAR Inc.	Machinery	326	28,127
Packaging Corp. of America	Containers & Packaging	92	12,688
Paychex Inc.	IT Services	362	33,731
PepsiCo Inc.	Beverages	954	141,478
Pfizer Inc.	Pharmaceuticals	3,742	137,743
Philip Morris International Inc.	Tobacco	1,762	145,876
Pool Corp.	Distributors	24	8,940
PPL Corp.	Electric Utilities	668	18,838
	Equity Real Estate Investment Trusts
Public Storage	(REITs)	230	53,114
PulteGroup Inc.	Household Durables	286	12,332
	Semiconductors & Semiconductor
QUALCOMM Inc.	Equipment	924	140,762
[a] Regeneron Pharmaceuticals Inc.	Biotechnology	114	55,075
Robert Half International Inc.	Professional Services	152	9,497
Rockwell Automation Inc.	Electrical Equipment	122	30,599
Rollins Inc.	Commercial Services & Supplies	252	9,846
S&P Global Inc.	Capital Markets	332	109,138
	Technology Hardware, Storage &
Seagate Technology PLC	Peripherals	352	21,880
SEI Investments Co.	Capital Markets	108	6,207
	Equity Real Estate Investment Trusts
Simon Property Group Inc.	(REITs)	400	34,112
	Semiconductors & Semiconductor
Skyworks Solutions Inc.	Equipment	234	35,774
Snap-on Inc.	Machinery	56	9,584
Steel Dynamics Inc.	Metals & Mining	216	7,964
T. Rowe Price Group Inc.	Capital Markets	224	33,911
[a] Take-Two Interactive Software Inc.	Entertainment	94	19,532
Target Corp.	Multiline Retail	598	105,565
	Electronic Equipment, Instruments &
TE Connectivity Ltd.	Components	316	38,258
	Semiconductors & Semiconductor
Teradyne Inc.	Equipment	140	16,785
	Semiconductors & Semiconductor
Texas Instruments Inc.	Equipment	902	148,045
The Hershey Co.	Food Products	188	28,638
The J.M. Smucker Co.	Food Products	92	10,635
The Kroger Co.	Food & Staples Retailing	902	28,648
The Procter & Gamble Co.	Household Products	998	138,862
The Progressive Corp.	Insurance	502	49,638
Tractor Supply Co.	Specialty Retail	128	17,994
Tyson Foods Inc.	Food Products	306	19,719

		FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

United Parcel Service Inc., B	Air Freight & Logistics	806	135,730
[a] Veeva Systems Inc.	Health Care Technology	108	29,403
Verizon Communications Inc.	Diversified Telecommunication Services	2,274	133,597
[a] Vertex Pharmaceuticals Inc.	Biotechnology	222	52,467
ViacomCBS Inc., B	Media	560	20,866
W.W. Grainger Inc.	Trading Companies & Distributors	50	20,417
Walgreens Boots Alliance Inc.	Food & Staples Retailing	778	31,027
Walmart Inc.	Food & Staples Retailing	924	133,195
West Pharmaceutical Services Inc.	Health Care Equipment & Supplies	58	16,432
Western Union Co.	IT Services	364	7,986
Whirlpool Corp.	Household Durables	46	8,303
	Semiconductors & Semiconductor
Xilinx Inc.	Equipment	268	37,994
[a] Zoom Video Communications Inc., A	Software	128	43,177
			7,806,881
Total Common Stocks and Other Equity Interests (Cost $11,940,720)			14,057,288
Management Investment Companies (Cost $149,414) 1.3%
India 1.3%
iShares MSCI India ETF	Diversified Financial Services	4,554	183,162

Preferred Stocks 0.4%
Brazil 0.1%
[d] Companhia Paranaense de Energia, 4.137%, pfd., B	Electric Utilities	200	2,886
[d] Itausa SA, 3.402%, pfd.	Banks	5,000	11,291
			14,177
Germany 0.1%
[d] Fuchs Petrolub SE, 2.089%, pfd.	Chemicals	64	3,637
[d] Porsche Automobil Holding SE, 3.918%, pfd.	Automobiles	174	12,007
			15,644
Russia 0.0%†
[d] Surgutneftegas PJSC, 2.469%, pfd.	Oil, Gas & Consumable Fuels	12,006	6,791
South Korea 0.2%
[d] LG Household & Health Care Ltd., 1.539%, pfd.	Personal Products	4	2,644
	Technology Hardware, Storage &
[d] Samsung Electronics Co. Ltd., 1.443%, pfd.	Peripherals	376	25,475
			28,119
Total Preferred Stocks (Cost $43,199)			64,731
Total Investments (Cost $12,133,333) 99.5%			14,305,181

Other Assets, less Liabilities 0.5%			66,960
Net Assets 100.0%			$14,372,141

+Rounds to less than 0.1% of net assets.

aNon-income producing.

bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the aggregate value of these securities was $30,625, representing 0.2% of net assets.

cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $52,820, representing 0.4% of net assets.

dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI All Country World Index		Long	1	$32,825	3/19/21	$449

*As of period end.

Abbreviations

Selected Portfolio

ADR	- American Depositary Receipt
ETF	- Exchange Traded Fund
GDR	- Global Depositary Receipt
NVDR	- Non-Voting Depositary Receipt
REIT	- Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin LibertyQ International Equity Hedged ETF	Industry	Shares	Value
Common Stocks and Other Equity Interests 99.9%
Australia 14.9%
AGL Energy Ltd.	Multi-Utilities	1,948	$17,963
Aurizon Holdings Ltd.	Road & Rail	5,620	16,913
Australian Stock Exchange Ltd.	Capital Markets	452	25,113
BHP Group Ltd.	Metals & Mining	7,064	231,283
Brambles Ltd.	Commercial Services & Supplies	4,388	35,892
[a] Cimic Group Ltd.	Construction & Engineering	268	5,040
Coca-Cola Amatil Ltd.	Beverages	1,376	13,729
Coles Group Ltd.	Food & Staples Retailing	3,688	51,624
CSL Ltd.	Biotechnology	832	181,805
Evolution Mining Ltd.	Metals & Mining	3,892	14,986
Fortescue Metals Group Ltd.	Metals & Mining	8,388	151,653
Magellan Financial Group Ltd.	Capital Markets	348	14,410
Medibank Private Ltd.	Insurance	8,852	20,560
Newcrest Mining Ltd.	Metals & Mining	1,704	33,898
Northern Star Resources Ltd.	Metals & Mining	1,584	15,511
REA Group Ltd.	Interactive Media & Services	164	18,838
Rio Tinto Ltd.	Metals & Mining	1,436	126,134
Rio Tinto PLC	Metals & Mining	2,992	223,718
Sonic Healthcare Ltd.	Health Care Providers & Services	1,152	28,579
Telstra Corp. Ltd.	Diversified Telecommunication Services	12,620	29,020
Washington H. Soul Pattinson & Co. Ltd.	Oil, Gas & Consumable Fuels	132	3,065
Wesfarmers Ltd.	Multiline Retail	3,720	144,675
Woolworths Group Ltd.	Food & Staples Retailing	3,468	105,197
			1,509,606
Austria 0.1%
OMV AG	Oil, Gas & Consumable Fuels	176	7,106
Belgium 0.2%
Colruyt SA	Food & Staples Retailing	172	10,200
Proximus SADP	Diversified Telecommunication Services	464	9,203
			19,403
Denmark 3.9%
Coloplast AS, B	Health Care Equipment & Supplies	448	68,457
[a] Genmab A/S	Biotechnology	80	32,389
Novo Nordisk AS, B	Pharmaceuticals	2,844	199,456
Novozymes AS	Chemicals	556	31,942
Pandora AS	Textiles, Apparel & Luxury Goods	404	45,225
Rockwool International AS, B	Building Products	8	2,996
Tryg AS	Insurance	320	10,105
			390,570
Finland 1.6%
Elisa OYJ	Diversified Telecommunication Services	424	23,278
Kone OYJ, B	Machinery	940	76,438
Orion OYJ	Pharmaceuticals	340	15,613
UPM-Kymmene OYJ	Paper & Forest Products	1,316	49,062
			164,391
France 3.6%
Biomerieux	Health Care Equipment & Supplies	72	10,166
Hermes International	Textiles, Apparel & Luxury Goods	91	97,937
Ipsen SA	Pharmaceuticals	48	3,988
	Equity Real Estate Investment Trusts
Klepierre SA	(REITs)	232	5,220
[a] Peugeot SA	Automobiles	1,688	46,202
Sanofi	Pharmaceuticals	1,864	179,491
Sartorius Stedim Biotech	Life Sciences Tools & Services	56	19,953
			362,957
Germany 0.4%
[a] HelloFresh SE	Internet & Direct Marketing Retail	212	16,393

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Hochtief AG	Construction & Engineering	56	5,451
Knorr-Bremse AG	Machinery	116	15,851
Rational AG	Machinery	8	7,454
			45,149
Hong Kong 1.6%
CK Asset Holdings Ltd.	Real Estate Management & Development	5,700	29,258
CK Infrastructure Holdings Ltd.	Electric Utilities	1,600	8,594
HKT Trust and HKT Ltd.	Diversified Telecommunication Services	11,000	14,272
Hongkong Land Holdings Ltd.	Real Estate Management & Development	1,600	6,608
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	540	30,240
Power Assets Holdings Ltd.	Electric Utilities	3,500	18,958
Sino Land Co. Ltd.	Real Estate Management & Development	7,600	9,900
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	1,500	19,345
[b] WH Group Ltd., Reg S	Food Products	12,000	10,060
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	2,000	10,408
Xinyi Glass Holdings Ltd.	Building Products	2,000	5,584
			163,227
Israel 0.6%
Azrieli Group Ltd.	Real Estate Management & Development	72	4,577
[a] Check Point Software Technologies Ltd.	Software	340	45,189
ICL Group Ltd.	Chemicals	1,644	8,377
			58,143
Italy 3.4%
DiaSorin SpA	Health Care Equipment & Supplies	64	13,320
Enel SpA	Electric Utilities	18,132	183,606
Ferrari NV	Automobiles	316	72,940
[a] Moncler SpA	Textiles, Apparel & Luxury Goods	520	31,901
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	288	15,974
Snam SpA	Gas Utilities	4,640	26,121
Telecom Italia SpA/Milano, di Risp	Diversified Telecommunication Services	10,328	5,356
			349,218
Japan 27.1%
ABC-Mart Inc.	Specialty Retail	84	4,670
	Semiconductors & Semiconductor
Advantest Corp.	Equipment	480	35,938
AEON Mall Co. Ltd.	Real Estate Management & Development	200	3,297
Astellas Pharma Inc.	Pharmaceuticals	5,120	79,048
	Electronic Equipment, Instruments &
Azbil Corp.	Components	100	5,463
Bandai Namco Holdings Inc.	Leisure Products	520	44,956
Bridgestone Corp.	Auto Components	1,480	48,509
	Technology Hardware, Storage &
Brother Industries Ltd.	Peripherals	300	6,178
Calbee Inc.	Food Products	180	5,422
Capcom Co. Ltd.	Entertainment	100	6,489
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	1,800	95,941
Cosmos Pharmaceutical Corp.	Food & Staples Retailing	42	6,785
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	240	22,409
	Electronic Equipment, Instruments &
Hitachi Ltd.	Components	1,820	71,658
Hoya Corp.	Health Care Equipment & Supplies	1,120	154,801
Iida Group Holdings Co. Ltd.	Household Durables	400	8,074
ITOCHU Corp.	Trading Companies & Distributors	3,960	113,685
Japan Post Bank Co. Ltd.	Banks	1,200	9,845
Japan Tobacco Inc.	Tobacco	3,740	76,144
Kajima Corp.	Construction & Engineering	1,240	16,598
Kakaku.com Inc.	Interactive Media & Services	480	13,157
KAO Corp.	Personal Products	1,208	93,252
KDDI Corp.	Wireless Telecommunication Services	5,460	162,142
Kobe Bussan Co. Ltd.	Food & Staples Retailing	200	6,160
Koei Tecmo Holdings Co. Ltd.	Entertainment	100	6,102

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

	Semiconductors & Semiconductor
Lasertec Corp.	Equipment	100	11,729
M3 Inc.	Health Care Technology	550	51,902
McDonald's Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	120	5,811
Meiji Holdings Co. Ltd.	Food Products	150	10,548
Mitsubishi Gas Chemical Co. Inc.	Chemicals	400	9,178
Monotaro Co. Ltd.	Trading Companies & Distributors	280	14,238
MS&AD Insurance Group Holdings Inc.	Insurance	1,100	33,465
	Electronic Equipment, Instruments &
Murata Manufacturing Co. Ltd.	Components	700	63,189
Nexon Co. Ltd.	Entertainment	1,400	43,121
Nihon M&A Center Inc.	Professional Services	320	21,386
Nintendo Co. Ltd.	Entertainment	249	158,765
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	4,040	103,519
Nitori Holdings Co. Ltd.	Specialty Retail	160	33,505
Nitto Denko Corp.	Chemicals	200	17,880
Nomura Research Institute Ltd.	IT Services	680	24,336
Obayashi Corp.	Construction & Engineering	1,900	16,378
OBIC Co. Ltd.	IT Services	130	26,102
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	660	19,868
Oracle Corp. Japan	Software	121	15,763
ORIX Corp.	Diversified Financial Services	3,200	49,110
Otsuka Corp.	IT Services	180	9,502
Pigeon Corp.	Household Products	300	12,364
SCSK Corp.	IT Services	100	5,715
Sekisui House Ltd.	Household Durables	1,900	38,646
SG Holdings Co. Ltd.	Air Freight & Logistics	540	14,707
SHIMANO Inc.	Leisure Products	100	23,328
Shimizu Corp.	Construction & Engineering	800	5,811
Shin-Etsu Chemical Co. Ltd.	Chemicals	760	132,795
Shionogi & Co. Ltd.	Pharmaceuticals	820	44,755
Shoei Co. Ltd.	Real Estate Management & Development	720	7,901
Softbank Corp.	Wireless Telecommunication Services	7,300	91,422
Sumitomo Mitsui Financial Group Inc.	Banks	1,600	49,405
Sundrug Co. Ltd.	Food & Staples Retailing	140	5,587
Sysmex Corp.	Health Care Equipment & Supplies	200	24,020
Taisei Corp.	Construction & Engineering	520	17,905
	Semiconductors & Semiconductor
Tokyo Electron Ltd.	Equipment	450	167,369
Tosoh Corp.	Chemicals	800	12,460
Toyo Suisan Kaisha Ltd.	Food Products	100	4,862
Toyota Motor Corp.	Automobiles	2,660	205,004
Tsuruha Holdings Inc.	Food & Staples Retailing	70	9,953
USS Co. Ltd.	Specialty Retail	600	12,123
Welcia Holdings Co. Ltd.	Food & Staples Retailing	190	7,168
Zozo Inc.	Internet & Direct Marketing Retail	360	8,888
			2,738,206
Macau 0.4%
Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	5,440	42,271
Netherlands 1.9%
[a] Adyen NV	IT Services	22	51,279
Koninklijke Ahold Delhaize NV	Food & Staples Retailing	3,008	85,055
Koninklijke KPN NV	Diversified Telecommunication Services	6,832	20,789
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	128	6,733
NN Group NV	Insurance	592	25,736
			189,592
New Zealand 0.8%
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	2,016	47,857
Spark New Zealand Ltd.	Diversified Telecommunication Services	6,524	22,077

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] The a2 Milk Co Ltd.	Food Products	1,676	14,565
			84,499
Norway 0.9%
Mowi ASA	Food Products	1,152	25,699
Orkla ASA	Food Products	2,008	20,404
Telenor ASA	Diversified Telecommunication Services	1,856	31,627
Yara International ASA	Chemicals	216	8,981
			86,711
Portugal 0.1%
Jeronimo Martins SGPS SA	Food & Staples Retailing	600	10,146
Russia 0.1%
Evraz PLC	Metals & Mining	1,960	12,635
Singapore 0.8%
Singapore Exchange Ltd.	Capital Markets	3,100	21,767
Singapore Technologies Engineering Ltd.	Aerospace & Defense	2,000	5,780
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	22,400	39,151
	Electronic Equipment, Instruments &
Venture Corp. Ltd.	Components	800	11,755
			78,453
Spain 4.8%
[a] Banco Santander SA	Banks	31,690	98,409
Enagas SA	Gas Utilities	600	13,189
Endesa SA	Electric Utilities	892	24,393
Iberdrola SA	Electric Utilities	13,268	189,938
Industria de Diseno Textil SA	Specialty Retail	3,092	98,515
Red Electrica Corp. SA	Electric Utilities	1,180	24,220
Telefonica SA	Diversified Telecommunication Services	561	2,227
Telefonica SA	Diversified Telecommunication Services	9,584	38,053
			488,944
Sweden 2.7%
Atlas Copco AB	Machinery	984	44,128
Atlas Copco AB, A	Machinery	1,184	60,710
Boliden AB	Metals & Mining	744	26,399
Epiroc AB, A	Machinery	1,236	22,523
Epiroc AB, B	Machinery	732	12,389
[b,c] Evolution Gaming Group AB, 144A, Reg S	Hotels, Restaurants & Leisure	340	34,561
ICA Gruppen AB	Food & Staples Retailing	240	12,008
Kinnevik AB, B	Diversified Financial Services	316	15,987
[a] Svenska Cellulosa AB, B	Paper & Forest Products	1,076	18,775
Swedish Match AB	Tobacco	300	23,299
			270,779
Switzerland 9.1%
EMS-Chemie Holding AG	Chemicals	28	27,020
Geberit AG	Building Products	112	70,219
Kuehne + Nagel International AG	Marine	72	16,356
	Technology Hardware, Storage &
Logitech International SA	Peripherals	380	36,936
Nestle SA	Food Products	1,648	194,378
Novartis AG	Pharmaceuticals	2,200	208,190
Partners Group Holding AG	Capital Markets	66	77,651
Roche Holding AG	Pharmaceuticals	560	195,758
SGS SA	Professional Services	14	42,287
Swiss Prime Site AG	Real Estate Management & Development	128	12,584
Swisscom AG	Diversified Telecommunication Services	72	38,861
			920,240
United Kingdom 20.9%
Admiral Group PLC	Insurance	748	29,713
Anglo American PLC	Metals & Mining	3,152	104,463
Auto Trader Group PLC	Interactive Media & Services	2,828	23,040
BAE Systems PLC	Aerospace & Defense	8,496	56,767

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

BHP Group PLC	Metals & Mining	6,188	162,830
British American Tobacco PLC	Tobacco	4,984	184,493
	Equity Real Estate Investment Trusts
British Land Co. PLC	(REITs)	2,432	16,256
BT Group PLC	Diversified Telecommunication Services	26,180	47,328
Bunzl PLC	Trading Companies & Distributors	404	13,491
Croda International PLC	Chemicals	260	23,443
Direct Line Insurance Group PLC	Insurance	3,700	16,134
Ferguson PLC	Trading Companies & Distributors	488	59,263
GlaxoSmithKline PLC	Pharmaceuticals	10,424	191,223
	Electronic Equipment, Instruments &
Halma PLC	Components	676	22,630
Hargreaves Lansdown PLC	Capital Markets	1,160	24,181
Hikma Pharmaceuticals PLC	Pharmaceuticals	332	11,427
Imperial Brands PLC	Tobacco	3,656	76,738
Intertek Group PLC	Professional Services	448	34,588
[a] Kingfisher PLC	Specialty Retail	5,064	18,718
	Equity Real Estate Investment Trusts
Land Securities Group PLC	(REITs)	1,760	16,210
M&G PLC	Diversified Financial Services	6,804	18,411
Mondi PLC	Paper & Forest Products	1,296	30,462
[a] Next PLC	Multiline Retail	412	39,907
Pearson PLC	Media	1,800	16,741
Persimmon PLC	Household Durables	1,016	38,429
Prudential PLC	Insurance	4,344	79,985
RELX PLC	Professional Services	5,556	136,136
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	9,476	168,107
Spirax-Sarco Engineering PLC	Machinery	140	21,616
[a] Taylor Wimpey PLC	Household Durables	9,716	22,020
The Berkeley Group Holdings PLC	Household Durables	348	22,558
Unilever PLC	Personal Products	6,364	382,072
William Morrison Supermarkets PLC	Food & Staples Retailing	4,328	10,492
			2,119,872
Total Common Stocks and Other Equity Interests (Cost $8,079,918)			10,112,118
Preferred Stocks 0.4%
Germany 0.4%
[d] Fuchs Petrolub SE, 2.089%, pfd.	Chemicals	180	10,228
[d] Porsche Automobil Holding SE, 3.918%, pfd.	Automobiles	396	27,327

Total Preferred Stocks (Cost $32,948)			37,555
Total Investments (Cost $8,112,866) 100.3%			10,149,673

Other Assets, less Liabilities (0.3)%			(32,904)
Net Assets 100.0%			$10,116,769

[a]Non-income producing.
[b]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $44,621, representing 0.4% of net assets.
[c]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At December 31, 2020, the value of this security was $34,561, representing 0.3% of net assets.
[d]Variable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020 the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterpartya	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Israeli Shekel	BOFA	Buy	1,900	$583	1/04/21	$9	$—
Israeli Shekel	BOFA	Buy	41,800	13,019	1/04/21	—	—
Israeli Shekel	BOFA	Sell	43,700	13,224	1/04/21	—	(386)
Australian Dollar	DBAB	Buy	73,800	55,716	1/05/21	1,232	—
Australian Dollar	DBAB	Buy	1,644,500	1,268,978	1/05/21	—	—
Australian Dollar	DBAB	Sell	1,718,300	1,266,593	1/05/21	—	(59,334)
Danish Krone	BOFA	Buy	106,800	17,415	1/05/21	141	—
Danish Krone	BOFA	Buy	2,378,100	390,904	1/05/21	6	—
Danish Krone	BOFA	Sell	2,484,900	399,765	1/05/21	—	(8,700)
Euro	BOFA	Buy	62,600	75,966	1/05/21	629	—
Euro	BOFA	Buy	1,393,500	1,705,042	1/05/21	—	(25)
Euro	BOFA	Sell	1,456,100	1,743,825	1/05/21	—	(37,786)
Great British Pound	BOFA	Buy	25,600	34,107	1/05/21	887	—
Great British Pound	BOFA	Buy	25,600	34,108	1/05/21	886	—
Great British Pound	BOFA	Buy	569,325	778,227	1/05/21	11	—
Great British Pound	BOFA	Buy	569,325	778,227	1/05/21	11	—
Great British Pound	HSBK	Buy	25,600	34,107	1/05/21	886	—
Great British Pound	UBSW	Buy	569,325	778,223	1/05/21	15	—
Great British Pound	BOFA	Sell	594,925	794,737	1/05/21	—	(18,496)
Great British Pound	HSBK	Sell	594,925	794,714	1/05/21	—	(18,518)
Great British Pound	UBSW	Sell	594,925	794,607	1/05/21	—	(18,626)
Hong Kong Dollar	MSCO	Buy	61,500	7,933	1/05/21	—	(2)
Hong Kong Dollar	MSCO	Buy	1,369,200	176,592	1/05/21	—	(9)
Hong Kong Dollar	MSCO	Sell	1,430,700	184,547	1/05/21	32	—
Japanese Yen	BOFA	Buy	12,602,400	121,162	1/05/21	901	—
Japanese Yen	BOFA	Buy	280,693,600	2,718,674	1/05/21	39	—
Japanese Yen	BOFA	Sell	293,296,000	2,815,070	1/05/21	—	(25,706)
Norwegian Krone	BOFA	Buy	34,300	3,924	1/05/21	82	—
Norwegian Krone	BOFA	Buy	763,700	89,198	1/05/21	—	(1)
Norwegian Krone	BOFA	Sell	798,000	90,121	1/05/21	—	(3,083)
Singapore Dollar	BOFA	Buy	4,900	3,669	1/05/21	38	—
Singapore Dollar	BOFA	Buy	108,100	81,793	1/05/21	—	(2)
Singapore Dollar	BOFA	Sell	113,000	84,346	1/05/21	—	(1,154)
Swedish Krona	BOFA	Buy	101,800	12,107	1/05/21	289	—
Swedish Krona	BOFA	Buy	2,266,700	276,009	1/05/21	—	(4)
Swedish Krona	BOFA	Sell	2,368,500	277,269	1/05/21	—	(11,131)
Swiss Franc	MSCO	Buy	36,100	40,664	1/05/21	176	—
Swiss Franc	MSCO	Buy	803,300	908,785	1/05/21	—	(23)
Swiss Franc	MSCO	Sell	839,400	928,500	1/05/21	—	(21,101)
New Zealand Dollar	BOFA	Buy	5,700	4,039	1/06/21	65	—
New Zealand Dollar	BOFA	Buy	125,800	90,577	1/06/21	—	(1)
New Zealand Dollar	BOFA	Sell	131,500	92,419	1/06/21	—	(2,261)
Australian Dollar	DBAB	Sell	1,679,300	1,296,168	2/02/21	—	(61)
Danish Krone	BOFA	Sell	2,383,000	391,916	2/02/21	—	(43)
Euro	BOFA	Sell	1,374,000	1,682,309	2/02/21	6	—
Great British Pound	BOFA	Sell	579,548	792,370	2/02/21	—	(18)
Great British Pound	HSBK	Sell	579,548	792,361	2/02/21	—	(26)

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Great British Pound		UBSW	Sell	579,548	792,349	2/02/21	—	(39)
Hong Kong Dollar		MSCO	Sell	1,313,700	169,451	2/02/21	8	—
Israeli Shekel		BOFA	Sell	41,400	12,898	2/02/21	—	(3)
Japanese Yen		BOFA	Sell	281,170,300	2,724,188	2/02/21	—	(75)
Norwegian Krone		BOFA	Sell	741,200	86,569	2/02/21	2	—
Singapore Dollar		BOFA	Sell	104,000	78,690	2/02/21	—	(1)
Swedish Krona		BOFA	Sell	2,216,000	269,923	2/02/21	—	(6)
Swiss Franc		MSCO	Sell	807,500	914,315	2/02/21	—	(3)
New Zealand Dollar		BOFA	Sell	116,600	83,960	2/03/21	—	(6)
Total Forward Exchange Contracts							$6,352	$(226,630)
Net unrealized appreciation (depreciation)								$(220,278)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations

Selected Portfolio

BOFA	- Bank of America Corp.
DBAB	- Deutsche Bank AG
HSBK	- HSBC Bank PLC
MSCO	- Morgan Stanley
REIT	- Real Estate Investment Trust
UBSW	- UBS AG

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin LibertyQ U.S. Equity ETF	Shares	Value
Common Stocks 99.6%
Communication Services 5.8%
Activision Blizzard Inc.	78,800	$7,316,580
[a] Alphabet Inc., A	4,190	7,343,562
AT&T Inc.	504,320	14,504,243
CenturyLink Inc.	63,828	622,323
Comcast Corp., A	288,408	15,112,579
Electronic Arts Inc.	31,520	4,526,272
[a] Facebook Inc., A	52,008	14,206,506
[a] Match Group Inc.	22,469	3,397,088
Omnicom Group Inc.	55,160	3,440,329
The Interpublic Group of Cos. Inc.	81,952	1,927,511
Verizon Communications Inc.	240,340	14,119,975
		86,516,968
Consumer Discretionary 11.0%
[a] AutoZone Inc.	5,342	6,332,620
Best Buy Co. Inc.	65,404	6,526,665
Carter's Inc.	11,032	1,037,780
D.R. Horton Inc.	45,704	3,149,920
Dollar General Corp.	62,252	13,091,596
Domino's Pizza Inc.	11,820	4,532,497
eBay Inc.	38,612	1,940,253
Foot Locker Inc.	32,308	1,306,536
Garmin Ltd.	37,824	4,526,020
Gentex Corp.	71,708	2,433,052
[a] Grand Canyon Education Inc.	4,728	440,224
H&R Block Inc.	60,676	962,321
Hanesbrands Inc.	60,676	884,656
[a] Lululemon Athletica Inc.	29,156	10,147,163
McDonald's Corp.	66,980	14,372,568
NIKE Inc., B	107,956	15,272,535
[a] NVR Inc.	849	3,463,801
[a] O'Reilly Automotive Inc.	19,700	8,915,629
Pool Corp.	10,244	3,815,890
PulteGroup Inc.	46,492	2,004,735
Qurate Retail Inc., A	23,640	259,331
Ross Stores Inc.	98,500	12,096,785
Target Corp.	80,376	14,188,775
The TJX Cos. Inc.	228,520	15,605,631
Tractor Supply Co.	32,308	4,541,859
Williams-Sonoma Inc.	22,064	2,246,998
Yum! Brands Inc.	89,044	9,666,617
		163,762,457
Consumer Staples 13.8%
Altria Group Inc.	330,960	13,569,360
[a] Boston Beer Inc., A	1,009	1,003,239
Brown-Forman Corp., A	12,608	926,310
Brown-Forman Corp., B	26,004	2,065,498
Campbell Soup Co.	20,488	990,595
Casey's General Stores Inc.	8,668	1,548,278
Church & Dwight Co. Inc.	64,616	5,636,454
Clorox Co.	38,612	7,796,535
Colgate-Palmolive Co.	169,420	14,487,104
Costco Wholesale Corp.	37,824	14,251,327
Estee Lauder Cos. Inc., A	56,736	15,102,556
Flowers Foods Inc.	48,856	1,105,611
General Mills Inc.	163,116	9,591,221
Hormel Foods Corp.	75,648	3,525,953
Ingredion Inc.	16,548	1,301,831
Kellogg Co.	48,856	3,040,309

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Monster Beverage Corp.	89,044	8,234,789
Nu Skin Enterprises Inc., A	12,608	688,775
PepsiCo Inc.	100,864	14,958,131
Philip Morris International Inc.	191,484	15,852,960
[a] Sprouts Farmers Market Inc.	24,428	491,003
The Coca-Cola Co.	281,316	15,427,369
The Hershey Co.	44,128	6,722,018
The J.M. Smucker Co.	23,640	2,732,784
The Kroger Co.	153,660	4,880,242
The Procter & Gamble Co.	104,804	14,582,429
Tyson Foods Inc.	71,708	4,620,863
Walgreens Boots Alliance Inc.	170,208	6,787,895
Walmart Inc.	94,560	13,630,824
		205,552,263
Energy 0.1%
Cabot Oil & Gas Corp., A	79,588	1,295,693
Financials 3.7%
American National Group Inc.	2,364	227,228
Associated Banc-Corp.	8,668	147,789
Erie Indemnity Co., A	2,364	580,598
Evercore Inc.	3,940	431,982
FactSet Research Systems Inc.	10,244	3,406,130
Invesco Ltd.	79,588	1,387,219
Jefferies Financial Group Inc.	23,640	581,544
Lazard Ltd., A	28,368	1,199,966
MarketAxess Holdings Inc.	10,244	5,844,817
Moody's Corp.	29,944	8,690,946
Morningstar Inc.	4,728	1,094,863
People's United Financial Inc.	26,004	336,232
S&P Global Inc.	35,460	11,656,766
Santander Consumer USA Holdings Inc.	22,852	503,201
SEI Investments Co.	27,580	1,585,022
T. Rowe Price Group Inc.	33,096	5,010,403
The Progressive Corp.	62,252	6,155,478
Wells Fargo & Co.	223,004	6,730,261
		55,570,445
Health Care 15.2%
AbbVie Inc.	138,688	14,860,419
[a] ABIOMED Inc.	4,728	1,532,818
[a] Align Technology Inc.	9,456	5,053,097
Amgen Inc.	65,404	15,037,688
[a] Bio-Rad Laboratories Inc., A	1,201	700,111
[a] Biogen Inc.	40,976	10,033,383
Bristol-Myers Squibb Co.	232,460	14,419,494
Cerner Corp.	70,920	5,565,801
Chemed Corp.	3,602	1,918,461
Eli Lilly and Co.	99,288	16,763,786
[a] Exelixis Inc.	69,344	1,391,734
Gilead Sciences Inc.	205,668	11,982,218
[a] Horizon Pharma PLC	19,700	1,441,055
Humana Inc.	13,396	5,495,977
[a] IDEXX Laboratories Inc.	6,304	3,151,180
Johnson & Johnson	100,076	15,749,961
Merck & Co. Inc.	180,452	14,760,973
[a] Mettler-Toledo International Inc.	6,546	7,460,345
Pfizer Inc.	379,028	13,952,021
Premier Inc., A	12,608	442,541
Quest Diagnostics Inc.	7,880	939,060
[a] Quidel Corp.	2,364	424,693
[a] Regeneron Pharmaceuticals Inc.	14,972	7,233,123
ResMed Inc.	36,248	7,704,875
Thermo Fisher Scientific Inc.	23,013	10,718,995

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

UnitedHealth Group Inc.	43,340	15,198,471
[a] Veeva Systems Inc.	14,184	3,861,594
[a] Vertex Pharmaceuticals Inc.	28,368	6,704,493
[a] Waters Corp.	7,880	1,949,670
West Pharmaceutical Services Inc.	7,880	2,232,483
Zoetis Inc.	48,856	8,085,668
		226,766,188
Industrials 13.8%
3M Co.	84,316	14,737,594
A O Smith Corp.	14,184	777,567
Allegion PLC	12,608	1,467,319
Allison Transmission Holdings Inc.	22,064	951,620
BWX Technologies Inc.	10,244	617,508
C.H. Robinson Worldwide Inc.	37,824	3,550,539
Cintas Corp.	20,488	7,241,689
[a] Copart Inc.	53,584	6,818,564
Corelogic Inc.	4,728	365,569
Cummins Inc.	40,188	9,126,695
Eaton Corp. PLC	23,640	2,840,110
Emerson Electric Co.	150,508	12,096,328
Expeditors International of Washington Inc.	44,916	4,271,961
Fastenal Co.	164,692	8,041,910
[a] FTI Consulting Inc.	3,152	352,141
[a] Generac Holdings Inc.	6,304	1,433,593
Graco Inc.	42,552	3,078,637
GrafTech International Ltd.	9,456	100,801
Honeywell International Inc.	70,920	15,084,684
Hubbell Inc., B	3,152	494,202
Huntington Ingalls Industries Inc.	10,244	1,746,397
Illinois Tool Works Inc.	59,888	12,209,965
JB Hunt Transport Services Inc.	22,852	3,122,726
Landstar System Inc.	10,244	1,379,457
Lennox International Inc.	6,304	1,727,107
Lincoln Electric Holdings Inc.	6,304	732,840
Lockheed Martin Corp.	39,400	13,986,212
MSC Industrial Direct Co. Inc., A	11,032	930,990
Northrop Grumman Corp.	22,064	6,723,342
Old Dominion Freight Line Inc.	14,972	2,922,235
Otis Worldwide Corp.	41,764	2,821,158
PACCAR Inc.	56,736	4,895,182
Robert Half International Inc.	34,672	2,166,307
Rockwell Automation Inc.	31,520	7,905,531
Rollins Inc.	61,464	2,401,399
Schneider National Inc., B	3,940	81,558
Snap-on Inc.	11,032	1,888,016
Toro Co.	29,156	2,765,155
Trane Technologies PLC	14,184	2,058,949
[a] Trex Co. Inc.	12,608	1,055,542
Union Pacific Corp.	70,920	14,766,962
United Parcel Service Inc., B	85,104	14,331,514
Verisk Analytics Inc.	15,760	3,271,618
W.W. Grainger Inc.	12,608	5,148,351
Watsco Inc.	7,880	1,785,214
		206,272,758
Information Technology 25.3%
Accenture PLC, A	58,312	15,231,677
[a] Adobe Inc.	30,732	15,369,688
[a] Akamai Technologies Inc.	16,548	1,737,374
[a] Alphabet Inc., C	4,084	7,154,678
Amdocs Ltd.	35,460	2,515,178
Apple Inc.	122,140	16,206,757
Applied Materials Inc.	175,724	15,164,981
[a] Arista Networks Inc.	6,304	1,831,753

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Aspen Technology Inc.	14,184	1,847,466
Automatic Data Processing Inc.	83,528	14,717,634
Booz Allen Hamilton Holding Corp.	24,428	2,129,633
Broadridge Financial Solutions Inc.	30,732	4,708,142
[a] Cadence Design Systems Inc.	53,584	7,310,465
[a] Cirrus Logic Inc.	5,516	453,415
Cisco Systems Inc.	337,264	15,092,564
Citrix Systems Inc.	23,640	3,075,564
Cognizant Technology Solutions Corp., A	115,836	9,492,760
[a] Dell Technologies Inc.	16,548	1,212,803
[a] F5 Networks Inc.	16,548	2,911,455
[a] Fair Isaac Corp.	2,364	1,208,099
[a] Fortinet Inc.	13,396	1,989,708
HP Inc.	414,488	10,192,260
Intel Corp.	300,228	14,957,359
International Business Machines Corp.	117,412	14,779,823
Intuit Inc.	40,976	15,564,734
Jack Henry & Associates Inc.	20,488	3,318,851
KLA Corp.	40,188	10,405,075
Lam Research Corp.	32,308	15,258,099
Mastercard Inc., A	43,340	15,469,780
Maxim Integrated Products Inc.	71,708	6,356,914
Microsoft Corp.	67,768	15,072,958
Monolithic Power Systems	4,728	1,731,535
Motorola Solutions Inc.	40,188	6,834,371
NetApp Inc.	58,312	3,862,587
NVIDIA Corp.	26,792	13,990,782
Oracle Corp.	189,120	12,234,173
Paychex Inc.	91,408	8,517,397
QUALCOMM Inc.	98,500	15,005,490
Skyworks Solutions Inc.	49,644	7,589,575
Teradyne Inc.	9,456	1,133,680
Texas Instruments Inc.	89,832	14,744,126
[a] Tyler Technologies Inc.	3,940	1,719,889
Visa Inc., A	68,556	14,995,254
[a,b] VMware Inc., A	7,880	1,105,249
[a] Vontier Corp.	7,092	236,873
Western Union Co.	25,216	553,239
Xerox Holdings Corp.	17,336	402,022
Xilinx Inc.	66,980	9,495,755
		376,889,644
Materials 2.9%
Air Products and Chemicals Inc.	39,400	10,764,868
Ardagh Group SA	788	13,562
Avery Dennison Corp.	8,668	1,344,494
Celanese Corp.	20,488	2,662,211
Eastman Chemical Co.	27,580	2,765,722
Huntsman Corp.	21,276	534,879
International Paper Co.	24,428	1,214,560
LyondellBasell Industries NV, A	81,952	7,511,720
NewMarket Corp.	1,576	627,705
Newmont Corp.	81,952	4,908,105
Nucor Corp.	51,220	2,724,392
Packaging Corp. of America	22,064	3,042,846
Reliance Steel & Aluminum Co.	9,456	1,132,356
Sonoco Products Co.	24,428	1,447,359
Southern Copper Corp.	4,728	307,887
Steel Dynamics Inc.	40,976	1,510,785
Valvoline Inc.	28,368	656,436
		43,169,887
Real Estate 2.2%
Coresite Realty Corp.	3,940	493,603
EPR Properties	18,912	614,640

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Extra Space Storage Inc.	7,092	821,679
Kimco Realty Corp.	93,772	1,407,518
National Retail Properties Inc.	45,704	1,870,208
Omega Healthcare Investors Inc.	13,396	486,543
Public Storage	45,704	10,554,425
Realty Income Corp.	83,528	5,192,936
Simon Property Group Inc.	68,556	5,846,455
Spirit Realty Capital Inc.	26,792	1,076,234
STORE Capital Corp.	52,008	1,767,232
VICI Properties Inc.	33,096	843,948
WP Carey Inc.	37,824	2,669,618
		33,645,039
Utilities 5.8%
Alliant Energy Corp.	55,948	2,883,001
Ameren Corp.	46,492	3,629,166
American Electric Power Co. Inc.	64,616	5,380,574
Atmos Energy Corp.	27,580	2,631,959
Consolidated Edison Inc.	78,012	5,637,927
Dominion Energy Inc.	137,900	10,370,080
Evergy Inc.	43,340	2,405,803
Eversource Energy	72,496	6,271,629
Hawaiian Electric Industries Inc.	26,004	920,282
NextEra Energy Inc.	197,000	15,198,550
PPL Corp.	146,568	4,133,218
Public Service Enterprise Group Inc.	128,444	7,488,285
The Southern Co.	200,152	12,295,337
WEC Energy Group Inc.	31,520	2,900,786
Xcel Energy Inc.	70,920	4,728,236
		86,874,833
Total Investments before Short Term Investments (Cost $1,285,688,783)		1,486,316,175
Short Term Investments (Cost $787,664) 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
[c,d] Institutional Fiduciary Trust Portfolio, 0.00%	787,664	787,664

Total Investments (Cost $1,286,476,447) 99.7%		1,487,103,839

Other Assets, less Liabilities 0.3%		4,832,749
Net Assets 100.0%		$1,491,936,588

aNon-income producing.
bA portion or all of the security is on loan at December 31, 2020.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 5 regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
S&P 500 E-Mini	Long	22	$4,123,680	3/19/21	$95,485

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin LibertyQ U.S. Mid Cap Equity ETF	Shares	Value
Common Stocks 99.9%
Communication Services 2.5%
CenturyLink Inc.	11,168	$108,888
John Wiley & Sons Inc., A	608	27,761
[a] Match Group Inc.	1,728	261,256
Omnicom Group Inc.	3,168	197,588
Telephone and Data Systems Inc.	992	18,422
ViacomCBS Inc., A	64	2,421
ViacomCBS Inc., B	3,296	122,809
World Wrestling Entertainment Inc.	464	22,295
		761,440
Consumer Discretionary 16.1%
[a] AutoZone Inc.	240	284,506
Best Buy Co. Inc.	2,688	268,235
BorgWarner Inc.	3,056	118,084
[a] Capri Holdings Ltd.	1,952	81,984
Carter's Inc.	672	63,215
Columbia Sportswear Co.	304	26,563
Dick's Sporting Goods Inc.	1,008	56,660
Domino's Pizza Inc.	400	153,384
Foot Locker Inc.	1,696	68,586
Garmin Ltd.	2,000	239,320
Gentex Corp.	3,024	102,604
Genuine Parts Co.	1,968	197,646
H&R Block Inc.	3,216	51,006
Hanesbrands Inc.	5,488	80,015
Hasbro Inc.	1,664	155,651
Kohl's Corp.	2,288	93,099
L Brands Inc.	3,296	122,578
[a] Leslie's Inc.	304	8,436
[a] Lululemon Athletica Inc.	784	272,855
Nordstrom Inc.	1,824	56,927
[a] NVR Inc.	45	183,594
[a] O'Reilly Automotive Inc.	656	296,886
[a] Ollie's Bargain Outlet Holdings Inc.	640	52,333
Penske Automotive Group Inc.	512	30,408
Pool Corp.	784	292,040
Qurate Retail Inc., A	2,416	26,504
Tapestry Inc.	4,256	132,276
[a] Tempur Sealy International Inc.	2,576	69,552
Tiffany & Co.	1,728	227,146
Tractor Supply Co.	2,000	281,160
[a] Ulta Beauty Inc.	800	229,728
Whirlpool Corp.	736	132,841
Williams-Sonoma Inc.	1,360	138,502
Yum China Holdings Inc.	5,168	295,041
		4,889,365
Consumer Staples 7.5%
[a,b] Albertsons Cos Inc.	368	6,469
[a] Boston Beer Inc., A	96	95,452
Brown-Forman Corp., A	672	49,372
Brown-Forman Corp., B	2,688	213,508
Campbell Soup Co.	2,512	121,455
Church & Dwight Co. Inc.	3,328	290,301
Clorox Co.	1,440	290,765
Flowers Foods Inc.	3,648	82,554
[a] Herbalife Ltd.	1,472	70,730
Kellogg Co.	3,552	221,041
Nu Skin Enterprises Inc., A	880	48,074
Reynolds Consumer Products Inc.	304	9,132

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Sprouts Farmers Market Inc.	2,032	40,843
The Hershey Co.	1,968	299,786
The J.M. Smucker Co.	1,248	144,269
The Kroger Co.	8,864	281,521
		2,265,272
Financials 11.0%
Affiliated Managers Group Inc.	480	48,816
Ally Financial Inc.	4,832	172,309
American National Group Inc.	128	12,303
Apollo Global Management Inc., A	1,808	88,556
Brown & Brown Inc.	3,488	165,366
Cincinnati Financial Corp.	2,448	213,882
Citizens Financial Group Inc.	4,096	146,473
CNA Financial Corp.	400	15,584
[a,b] Credit Acceptance Corp.	160	55,382
Discover Financial Services	3,728	337,496
Erie Indemnity Co., A	272	66,803
Evercore Inc.	544	59,644
FactSet Research Systems Inc.	560	186,200
First American Financial Corp.	1,456	75,173
Globe Life Inc.	1,424	135,223
Invesco Ltd.	3,392	59,123
Lazard Ltd., A	1,344	56,851
MarketAxess Holdings Inc.	496	282,998
Mercury General Corp.	368	19,213
MSCI Inc.	720	321,502
Nasdaq Inc.	1,744	231,499
PacWest Bancorp	1,344	34,138
Prosperity Bancshares Inc.	1,120	77,683
Santander Consumer USA Holdings Inc.	1,280	28,186
SEI Investments Co.	2,160	124,135
Synchrony Financial	7,680	266,573
Unum Group	2,976	68,269
		3,349,380
Health Care 12.3%
[a] ABIOMED Inc.	448	145,242
[a] Acadia Healthcare Co. Inc.	1,296	65,137
[a] Align Technology Inc.	608	324,903
[a] Amedisys Inc.	336	98,559
[a] Bio-Rad Laboratories Inc., A	192	111,924
Bio-Techne Corp.	336	106,697
Cardinal Health Inc.	1,984	106,263
Cerner Corp.	3,696	290,062
Chemed Corp.	176	93,739
Encompass Health Corp.	1,520	125,689
[a] Exelixis Inc.	3,504	70,325
[a] Globus Medical Inc., A	768	50,089
[a] Henry Schein Inc.	1,856	124,092
[a] IDEXX Laboratories Inc.	640	319,917
[a] Ionis Pharmaceuticals Inc.	1,200	67,848
[a] Masimo Corp.	704	188,940
[a] Mettler-Toledo International Inc.	256	291,758
[a] Molina Healthcare Inc.	800	170,144
[a] Quidel Corp.	272	48,865
ResMed Inc.	1,008	214,260
Royalty Pharma PLC	752	37,638
[a] United Therapeutics Corp.	416	63,145
Universal Health Services Inc., B	1,184	162,800
[a] Waters Corp.	1,088	269,193

	FRANKLIN TEMPLETON ETF TRUST
	STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

West Pharmaceutical Services Inc.	688	194,917
		3,742,146
Industrials 18.7%
A O Smith Corp.	784	42,979
Allegion PLC	1,392	162,001
Allison Transmission Holdings Inc.	1,632	70,388
BWX Technologies Inc.	1,296	78,123
C.H. Robinson Worldwide Inc.	2,080	195,250
Carrier Global Corp.	7,680	289,690
Cintas Corp.	816	288,423
Cummins Inc.	1,264	287,054
Curtiss-Wright Corp.	400	46,540
Donaldson Co. Inc.	1,824	101,925
Dover Corp.	1,552	195,940
Expeditors International of Washington Inc.	2,624	249,569
Fastenal Co.	5,968	291,417
Graco Inc.	2,816	203,738
GrafTech International Ltd.	1,040	11,086
Hubbell Inc., B	688	107,872
Landstar System Inc.	528	71,100
Lennox International Inc.	464	127,122
Lincoln Electric Holdings Inc.	784	91,140
ManpowerGroup Inc.	848	76,473
MSA Safety Inc.	384	57,366
MSC Industrial Direct Co. Inc., A	720	60,761
Nordson Corp.	816	163,975
Old Dominion Freight Line Inc.	1,440	281,059
Otis Worldwide Corp.	4,160	281,008
Robert Half International Inc.	1,984	123,960
Rockwell Automation Inc.	1,152	288,933
Rollins Inc.	3,976	155,342
Schneider National Inc., B	912	18,878
Snap-on Inc.	768	131,436
Toro Co.	1,552	147,192
Trane Technologies PLC	2,000	290,320
W.W. Grainger Inc.	704	287,471
Watsco Inc.	576	130,493
Xylem Inc.	2,592	263,840
		5,669,864
Information Technology 19.2%
Amdocs Ltd.	1,568	111,218
[a] Arista Networks Inc.	656	190,614
[a] Aspen Technology Inc.	1,120	145,880
Booz Allen Hamilton Holding Corp.	2,560	223,181
Broadridge Financial Solutions Inc.	1,056	161,779
[a] Cadence Design Systems Inc.	2,512	342,712
CDW Corp.	2,128	280,449
[a] Ciena Corp.	1,536	81,178
Citrix Systems Inc.	1,808	235,221
Dolby Laboratories Inc., A	384	37,298
[a] F5 Networks Inc.	1,040	182,978
[a] Fair Isaac Corp.	432	220,769
[a] Fortinet Inc.	1,232	182,989
[a] GrubHub Inc.	928	68,923
HP Inc.	13,328	327,735
Juniper Networks Inc.	4,256	95,803
KLA Corp.	1,168	302,407
[a] Manhattan Associates Inc.	992	104,339
Maxim Integrated Products Inc.	1,584	140,422
Monolithic Power Systems	448	164,071
National Instruments Corp.	2,144	94,207
NetApp Inc.	3,984	263,900
Paychex Inc.	3,136	292,212

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Paycom Software Inc.	480	217,080
[a] Synopsys Inc.	1,280	331,827
Teradyne Inc.	1,008	120,849
[a] Tyler Technologies Inc.	400	174,608
Ubiquiti Inc.	128	35,649
[a] VeriSign Inc.	1,184	256,218
[a] Vontier Corp.	736	24,582
Western Union Co.	6,112	134,097
Xilinx Inc.	2,016	285,808
		5,831,003
Materials 2.3%
AptarGroup Inc.	368	50,376
Avery Dennison Corp.	1,280	198,541
NewMarket Corp.	80	31,863
Reliance Steel & Aluminum Co.	688	82,388
RPM International Inc.	1,776	161,225
Sonoco Products Co.	1,200	71,100
The Scotts Miracle-Gro Co., A	496	98,773
		694,266
Real Estate 6.6%
Apple Hospitality REIT Inc.	3,328	42,964
AvalonBay Communities Inc.	1,392	223,319
Brixmor Property Group Inc.	2,784	46,075
Camden Property Trust	1,184	118,305
Coresite Realty Corp.	608	76,170
CubeSmart	1,904	63,993
Duke Realty Corp.	3,280	131,102
EPR Properties	1,024	33,280
First Industrial Realty Trust Inc.	1,168	49,208
Highwoods Properties Inc.	1,360	53,897
Host Hotels & Resorts Inc.	11,472	167,835
Lamar Advertising Co., A	1,200	99,864
National Retail Properties Inc.	2,752	112,612
Realty Income Corp.	4,544	282,500
Simon Property Group Inc.	2,032	173,289
STORE Capital Corp.	2,224	75,572
Ventas Inc.	5,120	251,085
		2,001,070
Utilities 3.7%
Ameren Corp.	3,200	249,792
American Water Works Co. Inc.	1,696	260,285
Consolidated Edison Inc.	3,600	260,172
FirstEnergy Corp.	3,152	96,483
PPL Corp.	9,680	272,976
		1,139,708
Total Investments before Short Term Investments (Cost $24,762,426)		30,343,514
Short Term Investments (Cost $38,275) 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
Money Market Funds 0.1%
[c,d] Institutional Fiduciary Trust Portfolio, 0.00%	38,275	38,275

Total Investments (Cost $24,800,701) 100.0%		30,381,789

Other Assets, less Liabilities 0.0%		(652)
Net Assets 100.0%		$30,381,137

[a]Non-income producing.
[b]A portion or all of the security is on loan at December 31, 2020.
[c]See Note 5 regarding investments in affiliated management investment companies.
[d]The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Abbreviations
Selected Portfolio

REIT	-	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin LibertyQ U.S. Small Cap Equity ETF	Shares	Value
Common Stocks 99.9%
Communication Services 3.3%
Alaska Communications Systems Group Inc.	760	$2,804
[a,b] AMC Networks Inc., A	480	17,170
[a] Bandwidth Inc., A	178	27,353
[a] CarGurus Inc.	1,320	41,884
[b] Cinemark Holdings Inc.	1,576	27,438
Cogent Communications Holdings Inc.	888	53,164
Entravision Communications Corp., A	568	1,562
[a] Glu Mobile Inc.	2,080	18,741
[a] IDT Corp., B	184	2,274
[a] Liberty Latin America Ltd.	2,552	28,302
[a] Liberty Latin America Ltd., A	848	9,438
[a] Media Alpha Inc.	112	4,376
Meredith Corp.	816	15,667
[a] Ooma Inc.	192	2,765
Scholastic Corp.	576	14,400
Spok Holdings Inc.	360	4,007
[a] TechTarget Inc.	416	24,590
TEGNA Inc.	3,648	50,889
Tribune Publishing Co.	224	3,069
[a] TrueCar Inc.	2,264	9,509
[a] WideOpenWest Inc.	992	10,585
[a] Yelp Inc.	1,576	51,488
		421,475
Consumer Discretionary 23.7%
[a,b] 1-800-FLOWERS.Com Inc.	600	15,600
Abercrombie & Fitch Co., A	1,584	32,250
Acushnet Holdings Corp.	808	32,756
[a] America's Car-Mart Inc.	136	14,938
American Eagle Outfitters Inc.	3,320	66,632
[a] American Public Education Inc.	296	9,022
[a] Asbury Automotive Group Inc.	464	67,623
Big Lots Inc.	1,096	47,051
Bloomin' Brands Inc.	2,032	39,461
Buckle Inc.	768	22,426
[a,b] Carparts.com Inc.	328	4,064
[a] Chuy's Holdings Inc.	368	9,748
Citi Trends Inc.	264	13,116
Collectors Universe Inc.	208	15,683
Core-Mark Holding Co. Inc.	848	24,906
Cracker Barrel Old Country Store Inc.	576	75,986
[a] Crocs Inc.	1,424	89,228
[b] Dave & Buster's Entertainment Inc.	992	29,780
[a] Deckers Outdoor Corp.	472	135,360
[a] Del Taco Restaurants Inc.	544	4,929
Designer Brands Inc., A	1,328	10,159
Dillard's Inc., A	176	11,097
[a] Dorman Products Inc.	528	45,841
[a] Duluth Holdings Inc.	248	2,619
[a] Envela Corp.	80	416
Escalade Inc.	224	4,742
Ethan Allen Interiors Inc.	624	12,611
[a] Fiesta Restaurant Group Inc.	424	4,834
[a,b] GameStop Corp., A	792	14,921
[a] Genesco Inc.	336	10,110
[a] Green Brick Partners Inc.	216	4,959
Group 1 Automotive Inc.	392	51,407
Hamilton Beach Brands Holding Co., A	160	2,802
Haverty Furniture Cos. Inc.	472	13,060

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] Helen of Troy Ltd.	512	113,761
[a] Hibbett Sports Inc.	344	15,886
Hooker Furniture Corp.	224	7,224
[a] Installed Building Products Inc.	360	36,695
[a,b] iRobot Corp.	560	44,962
Johnson Outdoors Inc., A	112	12,615
[a] K12 Inc.	752	15,965
[a] Kontoor Brands Inc.	1,104	44,778
La-Z-Boy Inc.	952	37,928
[a] Lakeland Industries Inc.	120	3,270
LCI Industries	464	60,172
[a] LGI Homes Inc.	384	40,646
Lifetime Brands Inc.	280	4,256
[a] Liquidity Services Inc.	264	4,200
Lithia Motors Inc.	416	121,751
[a] Lumber Liquidators Holdings Inc.	288	8,853
[b] Macy's Inc.	4,368	49,140
[a] Malibu Boats Inc., A	272	16,984
Marine Products Corp.	184	2,675
[a] MarineMax Inc.	208	7,286
Monro Inc.	632	33,686
Movado Group Inc.	392	6,515
[a] MSG Networks Inc., A	352	5,189
Murphy USA Inc.	488	63,865
[a] National Vision Holdings Inc.	1,176	53,261
[a] Nautilus Inc.	280	5,079
[a] OneWater Marine Inc., A	120	3,491
Oxford Industries Inc.	408	26,728
Papa John's International Inc.	560	47,516
[a] Perdoceo Education Corp.	1,568	19,804
[b] PetMed Express Inc.	456	14,619
Rent-A-Center Inc.	1,280	49,011
Rocky Brands Inc.	144	4,042
[a] Sally Beauty Holdings Inc.	2,496	32,548
[b] Shoe Carnival Inc.	208	8,149
Shutterstock Inc.	472	33,842
Signet Jewelers Ltd.	1,128	30,761
[a] Sleep Number Corp.	600	49,116
Smith & Wesson Brands Inc.	528	9,372
Sonic Automotive Inc.	536	20,674
[a] Sonos Inc.	1,432	33,495
[a] Sportsman's Warehouse Holdings Inc.	1,080	18,954
[a] Stamps.com Inc.	352	69,059
Standard Motor Products Inc.	456	18,450
Steven Madden Ltd.	1,704	60,185
[a,b] Stitch Fix Inc., A	1,216	71,404
Strategic Education Inc.	446	42,517
Sturm Ruger & Co. Inc.	344	22,384
Superior Group of Cos. Inc.	232	5,392
Texas Roadhouse Inc., A	1,576	123,180
The Cato Corp., A	448	4,296
[b] The Cheesecake Factory Inc.	1,072	39,728
[a] The Container Store Group Inc.	416	3,969
[a] The Lovesac Co.	152	6,550
[a,b] The Michaels Cos. Inc.	1,408	18,318
The ODP Corp.	1,128	33,050
Tilly's Inc., A	488	3,982
[a] Tupperware Brands Corp.	1,296	41,978
[a] Turtle Beach Corp.	152	3,276
[a] Universal Technical Institute Inc.	408	2,636
[a] Vera Bradley Inc.	464	3,693
[a] Vista Outdoor Inc.	536	12,735
[a,b] Waitr Holdings Inc.	832	2,313
Weyco Group Inc.	144	2,281

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Wingstop Inc.	608	80,590
Winmark Corp.	64	11,891
Wolverine World Wide Inc.	1,648	51,500
[a] XPEL Inc.	280	14,437
[a] YETI Holdings Inc	1,288	88,189
[a] Zumiez Inc.	408	15,006
		3,011,890
Consumer Staples 5.7%
[b] B&G Foods Inc., A	1,248	34,607
[a] BellRing Brands Inc., A	600	14,586
[a] Bridgford Foods Corp.	32	583
[a] Celsius Holdings Inc	472	23,746
[a] Central Garden & Pet Co.	208	8,031
[a] Central Garden & Pet Co., A	856	31,099
Coca-Cola Consolidated Inc.	96	25,562
[a] Freshpet Inc.	728	103,369
Ingles Markets Inc., A	360	15,358
Inter Parfums Inc.	384	23,228
John B. Sanfilippo & Son Inc.	176	13,879
Lancaster Colony Corp.	392	72,022
[a] Lifevantage Corp.	280	2,610
Medifast Inc.	288	56,546
[b] National Beverage Corp.	280	23,772
Natural Grocers by Vitamin Cottage Inc.	208	2,858
[a] Natures Sunshine Products Inc.	216	3,229
Oil-Dri Corp. of America	72	2,454
PriceSmart Inc.	504	45,909
SpartanNash Co.	800	13,928
[a] The Chefs' Warehouse Inc.	568	14,592
[b] Tootsie Roll Industries Inc.	304	9,029
Universal Corp.	528	25,666
[a] USANA Health Sciences Inc.	192	14,803
Vector Group Ltd.	2,880	33,552
Village Super Market Inc., A	232	5,118
[a] Vital Farms Inc.	96	2,430
WD-40 Co.	352	93,519
Weis Markets Inc.	240	11,474
		727,559
Energy 0.6%
[a] CONSOL Energy Inc.	576	4,153
DHT Holdings Inc.	1,632	8,535
[b] Frontline Ltd.	1,568	9,753
[a] Renewable Energy Group Inc.	624	44,192
Solaris Oilfield Infrastructure Inc.	456	3,712
		70,345
Financials 8.7%
1st Source Corp.	280	11,284
A-Mark Precious Metals Inc.	48	1,231
[a] Amerant Bancorp Inc.	368	5,594
Ames National Corp.	184	4,420
Anworth Mortgage Asset Corp.	912	2,472
Arrow Financial Corp.	264	7,896
Banco Latinoamericano de Comercio Exterior SA	568	8,991
BanCorpSouth Bank	1,376	37,757
Bar Harbor Bankshares	280	6,325
Cadence Bancorp	2,216	36,387
[a] California Bancorp Inc.	128	1,992
Capstead Mortgage Corp.	960	5,578
Carter Bankshares Inc.	304	3,259
Central Pacific Financial Corp.	456	8,669
Citizens & Northern Corp.	248	4,920
Citizens Holding Company	64	1,341

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Codorus Valley Bancorp Inc.	176	2,985
Community Bankers Trust Corp.	200	1,350
Community Trust Bancorp Inc.	216	8,003
Diamond Hill Investment Group Inc.	32	4,777
Donegal Group Inc.	248	3,489
[a] Donnelley Financial Solutions Inc.	280	4,752
Enterprise Bancorp Inc.	128	3,270
ESSA Bancorp Inc.	184	2,760
Essent Group Ltd.	2,160	93,312
[a] EZCORP Inc., A	1,104	5,288
FBL Financial Group Inc., A	160	8,402
Federated Hermes Inc., B	1,992	57,549
FedNat Holding Co.	136	805
Financial Institutions Inc.	320	7,200
First Bancorp Inc.	192	4,877
First Bancorp Puerto Rico	3,656	33,708
First Business Financial Services Inc.	128	2,356
[a] Genworth Financial Inc., A	10,808	40,854
German American Bancorp Inc.	344	11,383
Greene County Bancorp Inc.	56	1,427
Hanmi Financial Corp.	464	5,262
Heritage Financial Corp.	728	17,028
Hope Bancorp Inc.	1,064	11,608
Houlihan Lokey Inc.	688	46,254
Investors Title Co.	8	1,224
James River Group Holdings Ltd.	600	29,490
Kinsale Capital Group Inc.	344	68,845
LCNB Corp.	264	3,878
[a] MainStreet Bancshares Inc.	80	1,353
MFA Financial Inc.	4,136	16,089
Middlefield Banc Corp.	96	2,160
Midwestone Financial Group Inc.	288	7,056
Moelis & Co., A	840	39,278
National Western Life Group Inc., A	64	13,212
NBT Bancorp Inc.	632	20,287
Nelnet Inc., A	352	25,076
Northfield Bancorp Inc.	1,024	12,626
Northwest Bancshares Inc.	2,336	29,761
Norwood Financial Corp.	112	2,931
Ohio Valley Banc Corp.	48	1,133
[a] Oportun Financial Corp.	272	5,269
Penns Woods Bancorp Inc.	144	3,745
Peoples Bancorp Inc.	280	7,585
Peoples Financial Services Corp.	152	5,587
PJT Partners Inc., A	376	28,294
Premier Financial Bancorp Inc.	248	3,296
ProAssurance Corp.	880	15,655
Protective Insurance Corp., B	168	2,303
Provident Financial Services Inc.	1,360	24,426
Pzena Investment Management Inc., A	344	2,511
RBB Bancorp	240	3,691
Red River Bancshares Inc.	80	3,964
RLI Corp.	360	37,494
Salisbury Bancorp Inc.	32	1,193
Southern Missouri Bancorp Inc.	144	4,383
[a] StepStone Group Inc.	192	7,642
Stewart Information Services Corp.	448	21,665
[a] SWK Holdings Corp.	40	576
The Bank of Princeton	88	2,060
The Hingham Institution for Savings	16	3,456
Tompkins Financial Corp.	312	22,027
TrustCo Bank Corp. NY	2,048	13,660
United Fire Group Inc.	392	9,839
United Insurance Holdings Corp.	216	1,236

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

United Security Bancshares	232	1,636
Waddell & Reed Financial Inc., A	1,232	31,379
Washington Trust Bancorp Inc.	256	11,469
West Bancorp Inc.	336	6,485
Westamerica BanCorp	376	20,789
Westwood Holdings Group Inc.	192	2,784
		1,107,313
Health Care 10.8%
[a] Addus Homecare Corp.	280	32,785
[a] AMN Healthcare Services Inc.	1,088	74,256
[a] AtriCure Inc.	824	45,872
Atrion Corp.	32	20,552
[a] Axogen Inc.	560	10,024
[a] Blueprint Medicines Corp.	504	56,524
[a] Cardiovascular Systems Inc.	824	36,058
[a] Catalyst Pharmaceuticals Inc.	1,664	5,558
[a] Champions Oncology Inc.	80	863
[a] Coherus Biosciences Inc.	848	14,738
[a] Community Health Systems Inc.	1,848	13,731
CONMED Corp.	512	57,344
[a] Corcept Therapeutics Inc.	2,408	62,993
[a] CorVel Corp.	168	17,808
[a] Cross Country Healthcare Inc.	672	5,961
[a] Eagle Pharmaceuticals Inc.	192	8,941
[a] Electromed Inc	80	785
[a] Emergent BioSolutions Inc.	600	53,760
[a] Enanta Pharmaceuticals Inc.	368	15,493
[a] Fonar Corp.	80	1,389
[a,b] Forma Therapeutics Holdings Inc.	168	5,863
[a] Hanger Inc.	824	18,120
[a] Inari Medical Inc.	80	6,983
[a] InfuSystem Holdings Inc.	224	4,207
[a] Innoviva Inc.	608	7,533
[a] Inogen Inc.	336	15,012
Invacare Corp.	488	4,368
[a] iRadimed Corp.	104	2,371
[a] Ironwood Pharmaceuticals Inc.	2,592	29,523
[a] Keros Therapeutics Inc.	120	8,465
[a] Lantheus Holdings Inc.	848	11,440
LeMaitre Vascular Inc.	368	14,904
[a] LHC Group Inc.	576	122,872
Luminex Corp.	584	13,502
[a] Mednax Inc.	824	20,221
[a] Meridian Bioscience Inc.	920	17,195
[a] Merit Medical Systems Inc.	1,136	63,059
National Healthcare Corp.	296	19,657
National Research Corp., A	272	11,628
[a] Neogen Corp.	816	64,709
[a] NeoGenomics Inc.	968	52,117
[a,b] Omeros Corp.	728	10,399
[a] OraSure Technologies Inc.	896	9,484
[a] Orthofix International Nv	368	15,817
Owens & Minor Inc.	744	20,125
Patterson Cos. Inc.	1,664	49,304
Phibro Animal Health Corp.	496	9,632
[a] Prestige Consumer Healthcare Inc.	968	33,754
[a] Repro-Med Systems Inc.	432	2,601
[a] Sharps Compliance Corp.	152	1,436
Simulations Plus Inc.	280	20,138
[a] STAAR Surgical Co.	696	55,137
[a] Supernus Pharmaceuticals Inc.	1,136	28,582
[a] Surmodics Inc.	192	8,356
[a] Tactile Systems Technology Inc.	408	18,335

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] The Joint Corp.	280	7,353
Utah Medical Products Inc.	72	6,070
[a] Viemed Healthcare Inc.	544	4,221
[a] Vocera Communications Inc.	656	27,244
		1,377,172
Industrials 19.4%
ABM Industries Inc.	1,328	50,251
Acco Brands Corp.	1,784	15,075
[a] Aegion Corp.	512	9,723
[a] Air Transport Services Group Inc.	832	26,075
Alamo Group Inc.	176	24,279
Allegiant Travel Co.	248	46,932
Allied Motion Technologies Inc.	152	7,767
[a] Alpha Pro Tech Ltd.	200	2,230
Applied Industrial Technologies Inc.	848	66,135
[a] Atlas Air Worldwide Holdings Inc.	232	12,653
BG Staffing Inc.	224	3,022
[a] BMC Stock Holdings Inc.	1,264	67,851
Boise Cascade Co.	352	16,826
Brady Corp., A	1,128	59,581
[a] Builders FirstSource Inc.	2,192	89,455
[a] Casella Waste Systems Inc., A	768	47,578
[a] Cimpress PLC	352	30,884
Comfort Systems USA Inc.	320	16,851
CompX International Inc.	32	455
Costamare Inc.	840	6,955
[a] Covenant Logistics Group Inc.	256	3,791
CRA International Inc.	112	5,704
CSW Industrials Inc.	272	30,440
Deluxe Corp.	984	28,733
Ennis Inc.	536	9,568
Exponent Inc.	1,216	109,476
Forward Air Corp.	616	47,333
[a] Foundation Building Materials Inc.	384	7,377
[a] Franklin Covey Co.	216	4,810
Franklin Electric Co. Inc.	824	57,029
[a] GMS Inc.	664	20,239
H&E Equipment Services Inc.	568	16,932
Healthcare Services Group Inc.	1,472	41,363
Heartland Express Inc.	1,120	20,272
Heidrick & Struggles International Inc.	504	14,808
[a] Heritage-Crystal Clean Inc.	384	8,091
Herman Miller Inc.	1,272	42,994
Hillenbrand Inc.	1,288	51,262
HNI Corp.	1,000	34,460
Hurco Cos. Inc.	112	3,360
Hyster-Yale Materials Handling Inc.	192	11,434
[a] IBEX Ltd.	56	1,047
ICF International Inc.	368	27,353
[a] IES Holdings Inc.	120	5,525
Insperity Inc.	744	60,576
Interface Inc.	1,032	10,836
John Bean Technologies Corp.	520	59,212
Kadant Inc.	224	31,580
KAR Auction Services Inc.	1,944	36,178
Kelly Services Inc., A	680	13,988
Kforce Inc.	520	21,887
Kimball International Inc., B	898	10,731
Knoll Inc.	1,072	15,737
Korn Ferry	1,384	60,204
[a] Lawson Products Inc.	96	4,887
LSI Industries Inc.	376	3,219
Luxfer Holdings PLC	256	4,204

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Marten Transport Ltd.	968	16,679
[a] Mastech Digital Inc.	40	636
McGrath RentCorp	472	31,671
Miller Industries Inc.	216	8,212
National Presto Industries Inc.	104	9,197
NL Industries Inc.	80	382
Omega Flex Inc.	64	9,344
[a] Orion Energy Systems Inc.	256	2,527
[a] P.A.M. Transportation Services Inc.	40	1,960
Park-Ohio Holdings Corp.	128	3,955
Preformed Line Products Co.	56	3,833
[a] Radiant Logistics Inc.	784	4,547
Rush Enterprises Inc., B	128	4,850
[a] SAIA Inc.	656	118,605
Simpson Manufacturing Co. Inc.	928	86,722
[a] SiteOne Landscape Supply Inc.	744	118,021
Standex International Corp.	232	17,985
Steelcase Inc., A	2,016	27,317
Systemax Inc.	296	10,623
Tennant Co.	360	25,261
Tetra Tech Inc.	864	100,034
[a] Transcat Inc.	144	4,994
Triton International Ltd./Bermuda	560	27,166
UFP Industries Inc.	992	55,106
UniFirst Corp.	280	59,273
Universal Logistics Holdings Inc.	168	3,459
[a] US Xpress Enterprises Inc., A	472	3,228
[a] Vectrus Inc.	152	7,557
[a] Veritiv Corp.	120	2,495
[a] Vicor Corp.	376	34,675
Watts Water Technologies Inc., A	536	65,231
Werner Enterprises Inc.	1,512	59,301
		2,462,064
Information Technology 14.9%
[a] A10 Networks Inc.	1,272	12,542
[a] Alarm.com Holdings Inc.	1,048	108,416
[a] Altair Engineering Inc.	832	48,406
American Software Inc., A	584	10,027
[a] Appfolio Inc.	296	53,292
[a] Avid Technology Inc.	680	10,792
Badger Meter Inc.	600	56,436
[a] Brightcove Inc.	384	7,066
[a] Calix Inc.	744	22,141
[a] Cambium Networks Corp.	56	1,404
[a] CEVA Inc.	424	19,292
[a] ChannelAdvisor Corp.	584	9,332
[a] Clearfield Inc.	104	2,571
[a] CommVault Systems Inc.	848	46,954
[a,b] Corsair Gaming Inc.	144	5,216
CSG Systems International Inc.	720	32,450
[a] CyberOptics Corp.	104	2,360
Daktronics Inc.	768	3,594
[a] eGain Corp.	424	5,007
[a] ePlus Inc.	248	21,812
EVERTEC Inc.	1,112	43,724
[a] Genasys Inc.	488	3,182
Hackett Group Inc.	552	7,943
[a] Information Services Group Inc.	680	2,230
[a] Insight Enterprises Inc.	704	53,567
[a] Intelligent Systems Corp.	104	4,171
[a] Iteris Inc.	752	4,249
[a] J2 Global Inc.	1,072	104,724
[a] Lattice Semiconductor Corp.	1,936	88,707

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

ManTech International Corp., A	560	49,806
MAXIMUS Inc.	1,120	81,973
Methode Electronics Inc.	576	22,049
[a] MicroStrategy Inc.	176	68,385
[a] Mimecast Ltd.	824	46,836
[a] Napco Security Technologies Inc.	240	6,293
NIC Inc.	1,408	36,369
[a] Novanta Inc.	736	87,010
NVE Corp.	104	5,843
[a] OSI Systems Inc.	288	26,847
PC Connection Inc.	216	10,215
PCTEL Inc.	256	1,682
[a] Ping Identity Holding Corp.	424	12,143
Power Integrations Inc.	952	77,931
Progress Software Corp.	872	39,406
QAD Inc., A	224	14,152
[a] Qualys Inc.	752	91,646
[a] Quantum Corp.	448	2,742
[a] Rimini Street Inc	424	1,878
[a] Semtech Corp.	1,112	80,164
[a] Silicon Laboratories Inc.	888	113,078
[a] Smith Micro Software Inc.	528	2,862
[a] SPS Commerce Inc.	792	86,003
[a] Sykes Enterprises Inc.	680	25,616
Vishay Intertechnology Inc.	2,312	47,882
[a] Workiva Inc	360	32,983
Xperi Holding Corp.	1,536	32,102
		1,895,503
Materials 2.4%
Caledonia Mining Corp PLC	176	2,795
Compass Minerals International Inc.	304	18,763
FutureFuel Corp.	376	4,775
Greif Inc., A	536	25,128
Greif Inc., B	120	5,805
Kronos Worldwide Inc.	208	3,101
Myers Industries Inc.	760	15,793
Orion Engineered Carbons SA	984	16,866
Quaker Chemical Corp.	224	56,759
Schweitzer-Mauduit International Inc.	648	26,056
Sensient Technologies Corp.	840	61,967
Stepan Co.	304	36,273
Warrior Met Coal Inc.	952	20,297
Worthington Industries Inc.	336	17,250
		311,628
Professional Services 0.1%
Resources Connection Inc.	768	9,654
Real Estate 5.3%
Agree Realty Corp.	896	59,656
American Assets Trust Inc.	872	25,183
Broadstone Net Lease Inc., A	368	7,206
[b] CoreCivic Inc.	2,568	16,820
CorePoint Lodging Inc.	576	3,963
Diversified Healthcare Trust	3,328	13,711
Franklin Street Properties Corp.	2,016	8,810
Healthcare Realty Trust Inc.	1,824	53,990
Kite Realty Group Trust	1,192	17,832
Lexington Realty Trust	5,496	58,368
[a] Marcus & Millichap Inc.	248	9,233
Monmouth Real Estate Investment Corp., A	1,728	29,929
Newmark Group Inc.	1,904	13,880
Piedmont Office Realty Trust Inc., A	1,800	29,214
Preferred Apartment Communities Inc., A	1,072	7,933

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

PS Business Parks Inc.	456	60,589
QTS Realty Trust Inc., A	1,184	73,266
RE/MAX Holdings Inc., A	408	14,823
Retail Properties of America Inc., A	3,064	26,228
RPT Realty	1,632	14,117
Service Properties Trust	1,584	18,200
[b] Tanger Factory Outlet Centers Inc.	1,896	18,884
The RMR Group Inc., A	232	8,960
Uniti Group Inc	2,952	34,627
Universal Health Realty Income Trust	240	15,425
Urstadt Biddle Properties, A	600	8,478
Whitestone REIT	760	6,057
Xenia Hotels & Resorts Inc.	1,656	25,171
		680,553
Utilities 5.0%
American States Water Co.	760	60,428
Artesian Resources Corp., A	144	5,339
Avista Corp.	1,336	53,627
Black Hills Corp.	1,200	73,740
California Water Service Group	1,000	54,030
Clearway Energy Inc., A	672	19,858
Clearway Energy Inc., C	1,480	47,256
Consolidated Water Co. Ltd.	216	2,603
Genie Energy Ltd., B	272	1,961
Global Water Resources Inc.	232	3,343
MGE Energy Inc.	720	50,422
NorthWestern Corp.	920	53,645
PNM Resources Inc.	1,560	75,707
SJW Group	504	34,957
[a] Southwest Gas Holdings Inc.	1,096	66,582
Spark Energy Inc., A	264	2,526
Unitil Corp.	280	12,396
York Water Co.	280	13,048
		631,468
Total Investments before Short Term Investments (Cost $11,492,089)		12,706,624
Short Term Investments (Cost $289,598) 2.3%
Investments from Cash Collateral Received for Loaned Securities 2.3%
Money Market Funds 2.3%
[c,d] Institutional Fiduciary Trust Portfolio, 0.00%	289,598	289,598

Total Investments (Cost $11,781,687) 102.2%		12,996,222

Other Assets, less Liabilities (2.2)%		(281,811)
Net Assets 100.0%		$12,714,411

aNon-income producing.
bA portion or all of the security is on loan at December 31, 2020.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 5 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

REIT	-	Real Estate Investment Trust
RMR	-	Residential Mortgage Revenue

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin Disruptive Commerce ETF	Country	Shares	Value
Common Stocks 99.5%
Diversified Consumer Services 1.8%
[a] Chegg Inc.	United States	4,352	$393,116
[a] New Oriental Education & Technology Group Inc., ADR	China	1,316	244,526
			637,642
Entertainment 10.1%
Activision Blizzard Inc.	United States	2,940	272,979
[a] Bilibili Inc., ADR	China	2,336	200,242
[a] Netflix Inc.	United States	462	249,817
Nintendo Co. Ltd.	Japan	284	181,081
[a] Sea Ltd., ADR	Taiwan	10,949	2,179,398
[a] Spotify Technology SA	United States	1,106	348,014
[a] Zynga Inc.	United States	21,225	209,491
			3,641,022
Equity Real Estate Investment Trusts (REITs) 0.5%
Prologis Inc.	United States	1,876	186,962
Health Care Technology 1.6%
[a] Teladoc Inc.	United States	2,843	568,533
Hotels, Restaurants & Leisure 0.7%
[a] Airbnb Inc.	United States	1,707	250,588
Interactive Media & Services 4.2%
[a] Facebook Inc., A	United States	967	264,145
[a] Match Group Inc.	United States	2,395	362,100
Tencent Holdings Ltd.	China	9,861	717,270
[a] Zillow Group Inc., C	United States	1,456	188,989
			1,532,504
Internet & Direct Marketing Retail 35.1%
[a] Alibaba Group Holding Ltd., ADR	China	4,270	993,757
[a] Amazon.com Inc.	United States	533	1,735,944
[a] Booking Holdings Inc.	United States	162	360,818
[a] Chewy Inc., A	United States	8,079	726,221
[a] Delivery Hero SE	Germany	1,989	309,072
[a] Etsy Inc.	United States	3,321	590,839
[a] Farfetch Ltd., A	United Kingdom	10,196	650,607
[a] Fiverr International Ltd.	Israel	8,949	1,745,950
[a] JD.com Inc., ADR	China	8,751	769,213
[a,b] Meituan Dianping, B, Reg S	China	18,482	702,206
[a] MercadoLibre Inc.	Argentina	1,022	1,712,075
[a] Ocado Group PLC	United Kingdom	8,751	273,575
[a] Overstock.com Inc.	United States	2,947	141,368
[a] Ozon Holdings PLC, ADR	Cyprus	3,806	157,606
[a] Pinduoduo Inc., ADR	China	5,784	1,027,643
[a] Stamps.com Inc.	United States	847	166,173
[a] Stitch Fix Inc., A	United States	1,522	89,372
[a] Zalando SE	Germany	3,542	394,637
Zozo Inc.	Japan	5,880	145,170
			12,692,246
IT Services 23.1%
[a] Adyen NV, ADR	Netherlands	19,321	896,494
[a] Afterpay Ltd.	Australia	4,719	429,687
[a] Okta Inc., A	United States	2,366	601,579
[a] PagSeguro Digital Ltd., A	Brazil	2,521	143,394
[a] PayPal Holdings Inc.	United States	4,998	1,170,532
[a] Shift4 Payments Inc.	United States	2,867	216,172
[a] Shopify Inc., A	Canada	1,666	1,885,829
[a] Square Inc., A	United States	5,432	1,182,221
[a] StoneCo. Ltd., A	Brazil	2,381	199,814
[a] Twilio Inc., A	United States	1,624	549,724

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

Visa Inc., A	United States	1,629	356,311
[a] Wix.com Ltd.	Israel	2,772	692,889
			8,324,646
Leisure Equipment & Products 1.3%
[a] Peloton Interactive Inc., A	United States	3,081	467,449
Multiline Retail 0.5%
Magazine Luiza SA	Brazil	36,812	176,824
Professional Services 0.7%
[a] CoStar Group Inc.	United States	267	246,783
Real Estate Management & Development 1.2%
[a] KE Holdings Inc., ADR	China	2,540	156,312
[a] Redfin Corp.	United States	4,102	281,520
			437,832
Road & Rail 2.6%
[a] Lyft Inc., A	United States	3,010	147,881
[a] Uber Technologies Inc.	United States	15,868	809,268
			957,149
Software 14.3%
[a] Avalara Inc.	United States	6,315	1,041,280
[a] Bill.Com Holdings Inc.	United States	3,038	414,687
[a] Coupa Software Inc.	United States	3,459	1,172,290
[a] Crowdstrike Holdings Inc., A	United States	2,618	554,545
[a] DocuSign Inc.	United States	4,635	1,030,360
[a] Lightspeed POS Inc.	Canada	2,943	207,535
[a] Manhattan Associates Inc.	United States	2,576	270,944
[a] Q2 Holdings Inc.	United States	2,324	294,056
[a] Zendesk Inc.	United States	1,288	184,338
			5,170,035
Specialty Retail 1.8%
[a] Carvana Co.	United States	2,672	640,051
Total Investments (Cost $26,763,117) 99.5%			35,930,266

Other Assets, less Liabilities 0.5%			190,761
Net Assets 100.0%			$36,121,027

aNon-income producing. bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the value of this security was $702,206, representing 1.9% of net assets.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin Genomic Advancements ETF	Country	Shares	Value
Common Stocks 100.3%
Biotechnology 37.7%
[a] Alnylam Pharmaceuticals Inc.	United States	497	$64,595
[a] Amicus Therapeutics Inc.	United States	5,784	133,553
[a] Beam Therapeutics Inc.	United States	1,167	95,274
[a] BioNTech SE, ADR	Germany	1,268	103,367
[a] Cellectis SA, ADR	France	1,458	39,453
[a] CRISPR Therapeutics AG	Switzerland	3,021	462,545
[a] Editas Medicine Inc.	United States	4,441	311,358
[a] Exact Sciences Corp.	United States	1,385	183,499
[a] Fate Therapeutics Inc.	United States	1,964	178,587
[a] Intellia Therapeutics Inc.	United States	8,097	440,477
[a] Invitae Corp.	United States	4,853	202,904
[a] Iovance Biotherapeutics Inc.	United States	2,892	134,189
[a] Natera Inc.	United States	3,976	395,691
[a] PTC Therapeutics Inc.	United States	686	41,867
[a] Rocket Pharmaceuticals Inc.	United States	2,896	158,817
[a] Sarepta Therapeutics Inc.	United States	217	36,996
[a] Twist Bioscience Corp.	United States	604	85,339
[a] Ultragenyx Pharmaceutical Inc.	United States	445	61,601
[a] Veracyte Inc.	United States	4,280	209,463
			3,339,575
Health Care Equipment & Supplies 4.0%
Biomerieux	France	885	124,960
[a] CryoPort Inc.	United States	2,949	129,402
[a] Quidel Corp.	United States	560	100,604
			354,966
Health Care Providers & Services 1.9%
[a] Guardant Health Inc.	United States	1,343	173,086
Health Care Technology 6.8%
[a] American Well Corp.	United States	2,460	62,312
[a] Teladoc Inc.	United States	1,327	265,347
[a] Veeva Systems Inc.	United States	1,012	275,517
			603,176
Life Sciences Tools & Services 45.0%
[a] 10X Genomics Inc., A	United States	1,178	166,805
Agilent Technologies Inc.	United States	1,397	165,531
[a] Berkeley Lights Inc.	United States	1,984	177,389
[a] Bio-Rad Laboratories Inc., A	United States	117	68,204
Bio-Techne Corp.	United States	208	66,050
Bruker Corp.	United States	2,153	116,542
[a] Charles River Laboratories International Inc.	United States	713	178,150
[a] Compugen Ltd.	Israel	6,416	77,932
[a] Evotec SE	Germany	5,977	221,442
[a] ICON PLC	Ireland	432	84,231
[a] Illumina Inc.	United States	755	279,350
Lonza Group AG	Switzerland	489	314,659
[a] Medpace Holdings Inc.	United States	544	75,725
[a] NanoString Technologies Inc.	United States	1,517	101,457
[a] NeoGenomics Inc.	United States	3,540	190,594
[a] Pacific Biosciences of California Inc.	United States	8,081	209,621
PerkinElmer Inc.	United States	617	88,540
[a] PRA Health Sciences Inc.	United States	912	114,401
[a] QIAGEN NV	Netherlands	1,360	71,876
[a] Repligen Corp.	United States	1,988	380,961
Thermo Fisher Scientific Inc.	United States	436	203,080

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

[a] WuXi Biologics (Cayman) Inc.	China	48,000	636,381
			3,988,921
Pharmaceuticals 2.9%
[a] Catalent Inc.	United States	2,484	258,510
Semiconductors & Semiconductor Equipment 2.0%
NVIDIA Corp.	United States	332	173,370
Total Investments (Cost $6,245,877) 100.3%			8,891,604
Other Assets, less Liabilities (0.3)%			(29,212)
Net Assets 100.0%			$8,862,392

aNon-income producing.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Statement of Investments, December 31, 2020 (unaudited)

Franklin Intelligent Machines ETF	Country	Shares	Value
Common Stocks 100.4%
Aerospace & Defense 4.4%
[a] Aerovironment Inc.	United States	573	$49,794
[a] Axon Enterprise Inc.	United States	1,401	171,664
[a] Kratos Defence & Security Solutions Inc.	United States	2,314	63,473
			284,931
Air Freight & Logistics 0.5%
ZTO Express Cayman Inc., ADR	China	1,114	32,484
Auto Components 1.0%
Aptiv PLC	United States	493	64,233
Automobiles 11.0%
[a] Tesla Inc.	United States	1,011	713,432
Electrical Equipment 1.7%
Eaton Corp. PLC	United States	246	29,554
Rockwell Automation Inc.	United States	210	52,670
[a] Sensata Technologies Holding PLC	United States	555	29,271
			111,495
Electronic Equipment, Instruments & Components 8.7%
Amphenol Corp., A	United States	915	119,655
Cognex Corp.	United States	400	32,114
Keyence Corp.	Japan	213	119,657
[a] Keysight Technologies Inc.	United States	499	65,913
TE Connectivity Ltd.	United States	514	62,230
[a] Zebra Technologies Corp., A	United States	438	168,336
			567,905
Health Care Equipment & Supplies 20.6%
[a] Align Technology Inc.	United States	120	64,126
[a] DexCom Inc.	United States	268	99,085
[a] IDEXX Laboratories Inc.	United States	202	100,974
[a] Insulet Corp.	United States	415	106,086
[a] Intuitive Surgical Inc.	United States	405	331,330
[a] iRhythm Technologies Inc.	United States	736	174,586
[a] Masimo Corp.	United States	355	95,275
[a] Nevro Corp.	United States	351	60,758
[a] Novocure Ltd.	United States	982	169,925
ResMed Inc.	United States	430	91,401
Stryker Corp.	United States	189	46,313
			1,339,859
Health Care Technology 3.3%
[a] Inspire Medical Systems Inc.	United States	466	87,650
[a] Teladoc Inc.	United States	636	127,175
			214,825
Industrial Conglomerates 0.9%
Roper Technologies Inc.	United States	142	61,215
Machinery 3.3%
Fortive Corp.	United States	264	18,696
Harmonic Drive Systems Inc.	Japan	400	35,721
[a] Proto Labs Inc.	United States	837	128,396
YASKAWA Electric Corp.	Japan	600	29,813
			212,626
Semiconductors & Semiconductor Equipment 17.3%
Applied Materials Inc.	United States	625	53,938
ASML Holding NV, N.Y. shs	Netherlands	130	63,404
Brooks Automation Inc.	United States	1,071	72,667
Entegris Inc.	United States	1,321	126,948
Infineon Technologies AG	Germany	1,975	75,854

FRANKLIN TEMPLETON ETF TRUST
STATEMENT OF INVESTMENTS, December 31, 2020 (unaudited) (continued)

KLA Corp.	United States	253	65,504
Lam Research Corp.	United States	126	59,506
MKS Instruments Inc.	United States	181	27,231
NVIDIA Corp.	United States	354	184,859
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	1,872	204,123
Teradyne Inc.	United States	1,608	192,783
			1,126,817
Software 21.2%
[a] Altair Engineering Inc.	United States	2,152	125,203
[a] ANSYS Inc.	United States	510	185,538
[a] Aspen Technology Inc.	United States	177	23,054
[a] Atlassian Corp. PLC	United States	232	54,258
[a] Autodesk Inc.	United States	786	239,997
Bentley Systems Inc., B	United States	756	30,626
[a] Cadence Design Systems Inc.	United States	981	133,838
[a] Cerence Inc.	United States	1,392	139,868
Dassault Systemes	France	475	96,564
[a] PTC Inc.	United States	799	95,568
[a] Synopsys Inc.	United States	573	148,545
[a] The Descartes Systems Group Inc.	Canada	1,791	104,663
			1,377,722
Technology Hardware, Storage & Peripherals 6.5%
Apple Inc.	United States	3,012	399,663
[a] Stratasys Ltd.	United States	1,074	22,253
			421,916
Total Investments (Cost $4,777,554) 100.4%			6,529,460

Other Assets, less Liabilities (0.4)%			(27,123)
Net Assets 100.0%			$6,502,337

aNon-income producing.

Abbreviations

Selected Portfolio

ADR	-	American Depositary Receipt

Franklin Templeton ETF Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open -end management investment company, consisting of forty-four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Liberty Systematic Style Premia ETF's Statement of Investments have been consolidated and include the accounts of the Fund, Franklin Liberty Systematic Style Premia ETF, and the FLSP Holdings Corporation (Cayman Blocker). All intercompany transactions and Franklin Liberty Systematic Style Premia ETF's investments in their FLSP Holdings Corporation (Cayman Blocker) are limited to 25% of consolidated assets. Effective July 14, 2020, the Trust began offering share of Franklin Liberty Ultra Short Bond ETF. Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund's corresponding underlying index, with the exception of Franklin Liberty High Yield Corporate ETF, Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF, Franklin Liberty Federal Tax-Free Bond ETF, Franklin Liberty Senior Loan ETF, Franklin Liberty Systematic Style Premia ETF, Franklin Liberty U.S. Core Bond, Franklin Liberty U.S. Low Volatility ETF, Franklin Liberty U.S. Treasury Bond ETF, Franklin Disruptive Commerce ETF, Franklin Genomic Advancements ETF, Franklin Intelligent Machines ETF and Franklin Liberty Ultra Short Bond ETF, which are actively managed, thus they are not designed to track an index.

Effective 09/14/2020, the following name changes occurred:

Old name

*	Franklin Liberty Intermediate Municipal Opportunities ETF
*	Franklin Liberty Municipal Bond ETF

New name
* Franklin Liberty Federal Intermediate Tax-Free Bond
Opportunities ETF

*	Franklin Liberty Federal Tax-Free Bond ETF
2.	FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be recei ved to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin Liberty High Yield Corporate ETF, Franklin Liberty International Aggregate Bond ETF, Franklin Liberty Investment Grade Corporate ETF , Franklin Liberty Senior Loan ETF and Franklin Liberty U.S. Treasury Bond ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’

NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination.

Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

The following funds invested in derivatives during the period.

Franklin FTSE Brazil ETF – Futures
Franklin FTSE China ETF – Futures
Franklin FTSE Europe ETF – Futures
Franklin FTSE Europe Hedged ETF – Forwards, Futures
Franklin FTSE Japan ETF – Futures
Franklin FTSE Japan Hedged ETF – Forwards, Futures
Franklin FTSE South Korea ETF – Futures
Franklin FTSE Switzerland ETF – Futures

Franklin FTSE United Kingdom ETF – Futures

Franklin Liberty International Aggregate Bond ETF – Forwards Franklin Liberty Investment Grade Corporate ETF – Futures

Franklin Liberty Systematic Style Premia ETF – Forwards, Futures, Swaps Franklin Liberty U.S. Core Bond ETF – Futures Franklin LibertyQ Global Dividend ETF – Futures Franklin LibertyQ Global Equity ETF – Futures Franklin LibertyQ International Equity Hedged ETF – Forwards Franklin LibertyQ U.S. Equity ETF – Futures

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.

The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect Russia’s economy. Certain or all Funds may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Funds’ portfolio. While the Funds hold securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund's ability to sell these securities. At December 31, 2020, Franklin FTSE Russia ETF and Franklin LibertyQ Emerging Markets ETF had 94.8% and 10.3% of its net assets invested in Russia. The remaining Funds in the Trust did not have significant investment in Russia.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2020, investments in affiliated management investment companies were as follows:

					Net Change in		Number of
	Value at				Unrealized		Shares
	Beginning			Realized	Appreciation	Value at	Held at	Investment
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	End of Period	End of Period	Income

Franklin FTSE Asia ex Japan ETF
Income from
securities
Non-Controlled Affiliates								loaned

Institutional Fiduciary Trust Money
Market Portfolio 0.00%	$5,040	$376,285	$(371,085)	$-	$-	$10,240	10,240	$52

Franklin FTSE China ETF
Income from
securities
Non-Controlled Affiliates								loaned

Institutional Fiduciary Trust Money
Market Portfolio 0.00%	$29,400	$6,439,891	$(6,342,139)	$-	$-	$127,152	127,152	$435

Franklin FTSE Europe ETF
								Income from
								securities
Non-Controlled Affiliates								loaned

Institutional Fiduciary Trust Money
Market Portfolio 0.00%	$-	$586,758	$(550,117)	$-	$-	$36,641	36,641	$3,171

Franklin FTSE Europe Hedged
ETF

								Dividend
Non-Controlled Affiliates								Income

Institutional Fiduciary Trust Money
Market Portfolio 0.00%	$1	$204,172	$(200,996)	$-	$-	$3,177	3,177	$-

Franklin FTSE Japan ETF

								Dividend
Non-Controlled Affiliates								Income

Institutional Fiduciary Trust Money
Market Portfolio 0.00%	$124,941	$5,505,453	$(4,767,072)	$-	$-	$863,322	863,322	$-

								Income from
								securities
Non-Controlled Affiliates								loaned

Institutional Fiduciary Trust Money
Market Portfolio 0.00%	$-	$1,170,275	$(861,525)	$-	$-	$308,750	308,750	$1,204

Total Affiliated Securities	$124,941	$6,675,728	$(5,628,597)	$-	$-	$1,172,072	1,172,072	$1,204

Franklin FTSE Japan Hedged
ETF

								Dividend
Non-Controlled Affiliates								Income

Institutional Fiduciary Trust Money
Market Portfolio 0.00%	$-	$88,909	$(88,139)	$-	$-	$770	770	$-

Franklin LibertyQ International
Equity Hedged ETF
								Income from
								securities
Non-Controlled Affiliates								loaned

Institutional Fiduciary Trust Money
Market Portfolio 0.00%	$-	$14,850	$(14,850)	$-	$-	$-	-	$8

Franklin LibertyQ	Emerging
Markets ETF
										Income from
										securities
Non-Controlled Affiliates										loaned

Institutional Fiduciary Trust Money
Market Portfolio 0.00%		$-	$269,089	$(220,714)	$	- $	- $	48,375	48,375	$283

Franklin LibertyQ Global Equity
ETF
										Income from
										securities
Non-Controlled Affiliates										loaned

Institutional Fiduciary Trust Money
Market Portfolio 0.00%		$-	$1,695,090	$(1,695,090)	$	- $	- $	-	-	$57

Franklin LibertyQ	Global
Dividend ETF
										Income from
										securities
Non-Controlled Affiliates										loaned

Institutional Fiduciary Trust Money
Market Portfolio 0.00%		$-	$107,950	$(107,950)	$	- $	- $	-	-	$-

Franklin LibertyQ U.S. Equity
ETF
										Income from
										securities
Non-Controlled Affiliates										loaned

Institutional Fiduciary Trust Money
Market Portfolio 0.00%		$911,900	$17,481,670	$(17,605,906)	$	- $	- $	787,664	787,664	$41,704

Franklin LibertyQ U.S. Mid Cap
Equity ETF
										Income from
										securities
Non-Controlled Affiliates										loaned

Institutional Fiduciary Trust Money
Market Portfolio 0.00%		$75,900	$832,227	$(869,852)	$	- $	- $	38,275	38,275	$1,490

Franklin LibertyQ U.S. Small Cap
Equity ETF
										Income from
										securities
Non-Controlled Affiliates										loaned

Institutional Fiduciary Trust Money
Market Portfolio 0.00%		$131,291	$2,007,638	$(1,849,331)	$	- $	- $	289,598	289,598	$3,472

Franklin Liberty U.S. Core Bond
ETF

											Dividend
Non-Controlled Affiliates											Income

Institutional Fiduciary Trust Money
Market Portfolio 0.00%	$	- $	551,884,755		$(482,945,062)	$	- $	- $	68,939,693	68,939,693	$-

Franklin Liberty U.S. Treasury
Bond ETF

											Dividend
Non-Controlled Affiliates											Income

Institutional Fiduciary Trust Money
Market Portfolio 0.00%	$		- $	70,584,118	$(70,434,132)	$	- $	- $	149,986	149,986	$-

Franklin Liberty Ultra Short Bond
ETF

											Dividend
Non-Controlled Affiliates											Income

Institutional Fiduciary Trust Money
Market Portfolio 0.00%	$		- $	948,437	$(876,574)	$	- $	- $	71,863	71,863	$-

Franklin FTSE United Kingdom
ETF
											Income from
											securities
Non-Controlled Affiliates											loaned

Institutional Fiduciary Trust Money
Market Portfolio 0.00%	$		- $	434,613	$(352,417)	$	- $	- $	82,196	82,196	$2,600

6. NOVEL CORONAVIRUS PANDEMIC

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determ ining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of December 31, 2020, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

Franklin FTSE Asia ex Japan ETF	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$9,573,372	$—	$2,363	[c]	$9,575,735
South Korea	3,286,419	5,807	2,183	[c]	3,294,409
Other Equity Investments	9,353,096	—	—		9,353,096
Short-Term Investments	10,240	—	—		10,240
Total Investments in Securities	$22,223,127	$5,807	$4,546	[c]	$22,233,480

Franklin FTSE Australia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$16,906,915	$—	$—		$16,906,915

Franklin FTSE Brazil ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]	$118,645,878	$—	$—		$118,645,878
Other Financial Instruments:
Futures Contracts	$13,281	$—	$—		$13,281

Franklin FTSE Canada ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Canada	$7,982,220	$—	$650	[c]	$7,982,870
Other Equity Investments	194,800	—	—		194,800
Total Investments in Securities	$8,177,020	$—	$650	[c]	$8,177,670

Franklin FTSE China ETF	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
China	$101,271,704	$3,977	$25,208	[c]	$101,300,889
Other Equity Investments	487,546	—	—		487,546
Short-Term Investments	127,152	—	—		127,152
Total Investments in Securities	$101,886,402	$3,977	$25,208	[c]	$101,915,587
Other Financial Instruments:
Futures Contracts	$3,093	$—	$—		$3,093

Franklin FTSE Europe ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$240,559,975	$—	$—		$240,559,975
Short-Term Investments	36,641	—	—		36,641
Total Investments in Securities	$240,596,616	$—	$—		$240,596,616
Other Financial Instruments:
Futures Contracts	$3,878	$—	$—		$3,878
Liabilities:
Other Financial Instruments:
Futures Contracts	$1,452	$—	$—		$1,452

Franklin FTSE Europe Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$9,550,098	$—	$—		$9,550,098
Short-Term Investments	3,177	—	—		3,177
Total Investments in Securities	$9,553,275	$—	$—		$9,553,275
Other Financial Instruments:
Forward Exchange Contracts	$—	$1,375	$—		$1,375
Futures Contracts	776	—	—		776
Total Other Financial Instruments	$776	$1,375	$—		$2,151
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$139,573	$—		$139,573

Franklin FTSE France ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$6,814,851	$—	$—	$6,814,851

Franklin FTSE Germany ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$7,487,545	$—	$—	$7,487,545

Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$15,508,774	$—	$—	$15,508,774

Franklin FTSE India ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$14,717,223	$—	$—	$14,717,223

Franklin FTSE Italy ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,737,779	$—	$—	$3,737,779

Franklin FTSE Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$602,988,751	$—	$—	$602,988,751
Short-Term Investments	1,172,072	—	—	1,172,072
Total Investments in Securities	$604,160,823	$—	$—	$604,160,823
Other Financial Instruments:
Futures Contracts	$30,255	$—	$—	$30,255

Franklin FTSE Japan Hedged ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,614,599	$—	$—	$5,614,599
Short-Term Investments	770	—	—	770
Total Investments in Securities	$5,615,369	$—	$—	$5,615,369
Other Financial Instruments:
Forward Exchange Contracts	$—	$48	$—	$48
Futures Contracts	1,364	—	—	1,364
Total Other Financial Instruments	$1,364	$48	$—	$1,412
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$49,726	$—	$49,726

Franklin FTSE Latin America ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,357,611	$—	$—	$2,357,611

Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,367,633	$—	$—	$5,367,633

Franklin FTSE Russia ETF
Assets:
Investments in Securities: [a]
Equity Investments[b]	$8,779,205	$—	$—	$8,779,205

Franklin FTSE Saudi Arabia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,627,860	$—	$—	$2,627,860

Franklin FTSE South Africa ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,348,991	$—	$—	$2,348,991

Franklin FTSE South Korea ETF	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:[a]
Equity Investments:[b]
South Korea	$42,149,227	$98,335	$18,000	[c]	$42,265,562
Other Financial Instruments:
Futures Contracts	$13,692	$—	$—		$13,692

Franklin FTSE Switzerland ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$27,442,787	$—	$—		$27,442,787
Other Financial Instruments:
Futures Contracts	$7,052	$—	$—		$7,052

Franklin FTSE Taiwan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$22,094,051	$—	$—		$22,094,051

Franklin FTSE United Kingdom ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$122,938,942	$—	—		$122,938,942
Short-Term Investments	82,196	—	—		82,196
Total Investments in Securities	$123,021,138	$—	$—		$123,021,138
Liabilities:
Other Financial Instruments:
Futures Contracts	$3,353	$—	$—		$3,353

Franklin Liberty High Yield Corporate
ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency
Securities	$—	$220,140,608	$—		$220,140,608
Equity Investments	68,105	—	—		68,105
Total Investments in Securities	$68,105	$220,140,608	$—		$220,208,713

Franklin Liberty Federal Intermediate
Tax-Free Bond Opportunities ETF	Level 1		Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Municipal Bonds	$—		$32,884,589	$—	$32,884,589

Franklin Liberty International Aggregate
Bond ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency
Securities	$—		$223,178,245	$—	$223,178,245
Other Financial Instruments:
Forward Exchange Contracts	$—		$12,522	$—	$12,522
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—		$8,310,144	$—	$8,310,144

Franklin Liberty Investment Grade
Corporate ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency
Securities	$—		$1,044,390,830	$—	$1,044,390,830
Other Financial Instruments:
Futures Contracts	$43,412	$	— $	—	$43,412
Liabilities:
Other Financial Instruments:
Futures Contracts	$121,300	$	— $	—	$121,300

Franklin Liberty Federal Tax-Free Bond
ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$—		$98,673,750	$—	$98,673,750

Franklin Liberty Senior Loan ETF	Level 1		Level 2	Level 3		Total
Assets:
Investments in Securities:[a]
Foreign Government and Agency
Securities	$—		$2,424,292	$—		$2,424,292
Senior Floating Rate Interests	—		50,133,948	—		50,133,948
Asset-Backed Securities	—		2,934,524	—		2,934,524
Total Investments in Securities	$—		$55,492,764	$—		$55,492,764

Franklin Liberty Systematic Style Premia
ETF
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Canada	$1,143,643		$—	$699	[c]	$1,144,342
Other Equity Investments	36,586,249		—	—		36,586,249
Total Investments in Securities	$37,729,892		$—	$699	[c]	$37,730,591
Other Financial Instruments:
Forward Exchange Contracts	$—		$229,700	$—		$229,700
Futures Contracts	498,779		—	—		498,779
Total Other Financial Instruments	$498,779		$229,700	$—		$728,479
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—		$200,066	$—		$200,066
Futures Contracts	480,334		—	—		480,334
Total Return Swaps	—		286,767	—		286,767
Total Other Financial Instruments	$480,334		$486,833	$—		$967,167

Franklin Liberty U.S. Core Bond ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency
Securities	$—		$1,417,356,891	$—		$1,417,356,891
Municipal Bonds	—		53,420,270	—		53,420,270
Asset-Backed Securities	—		22,322,307	—		22,322,307
Short-Term Investments	68,939,693		—	—		68,939,693
Total Investments in Securities	$68,939,693		$1,493,099,468	$—		$1,562,039,161
Other Financial Instruments:
Futures Contracts	$201,025	$	— $	—		$201,025

Franklin Liberty U.S. Treasury Bond
ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Foreign Government and Agency
Securities	$—	$421,011,844	$—	$421,011,844
Short-Term Investments	149,986	—	—	149,986
Total Investments in Securities	$149,986	$421,011,844	$—	$421,161,830

Franklin Liberty Ultra Short Bond ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency
Securities	$—	$2,141,603	$—	$2,141,603
Asset-Backed Securities	—	202,291	—	202,291
Short-Term Investments	71,863	99,999	—	171,862
Total Investments in Securities	$71,863	$2,443,893	$—	$2,515,756

Franklin Liberty U.S. Low Volatility
ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$126,198,031	$—	$—	$126,198,031

Franklin LibertyQ Emerging Markets
ETF
Assets:
Investments in Securities: [a]
Equity Investments[b]	$23,587,769	$—	$—	$23,587,769
Short-Term Investments	48,375	—	—	48,375
Total Investments in Securities	$23,636,144	$—	$—	$23,636,144

Franklin LibertyQ Global Dividend ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$25,136,777	$—	$—	$25,136,777
Other Financial Instruments:
Futures Contracts	$1,265	$—	$—	$1,265

Franklin LibertyQ Global Equity ETF	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$14,305,015	$—	$166	[c]	$14,305,181
Other Financial Instruments:
Futures Contracts	$449	$—	$—		$449

Franklin LibertyQ International Equity
Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,149,673	$—	$—		$10,149,673
Other Financial Instruments:
Forward Exchange Contracts	$—	$6,352	$—		$6,352
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$226,630	$—		$226,630

Franklin LibertyQ U.S. Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,486,316,175	$—	$—		$1,486,316,175
Short-Term Investments	787,664	—	—		787,664
Total Investments in Securities	$1,487,103,839	$—	$—		$1,487,103,839
Other Financial Instruments:
Futures Contracts	$95,485	$—	$—		$95,485

Franklin LibertyQ U.S. Mid Cap Equity
ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$30,343,514	$—	$—		$30,343,514
Short-Term Investments	38,275	—	—		38,275
Total Investments in Securities	$30,381,789	$—	$—		$30,381,789

Franklin LibertyQ U.S. Small Cap Equity
ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$12,706,624	$—	$—		$12,706,624
Short-Term Investments	289,598	—	—		289,598
Total Investments in Securities	$12,996,222	$—	$—		$12,996,222

Franklin Disruptive Commerce ETF	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$35,930,266	$—	$—	$35,930,266

Franklin Genomic Advancements ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$8,891,604	$—	$—	$8,891,604

Franklin Intelligent Machines ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$6,529,460	$—	$—	$6,529,460

[a]For detailed categories, see the accompanying Statement of Investments.
[b]Includes common and convertible preferred stocks, warrants, as well as other equity investments.
[c]Includes securities determined to have no value at December 31, 2020.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

8. SECURITIES LENDING

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower.

9. TOTAL RETURN SWAPS

Franklin Liberty Systematic Style Premia ETF entered into OTC MSFTLSSP total return swap contracts primarily to gain exposure to the credit and other market risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

10. INVESTMENTS IN FLSP HOLDINGS CORPORATION

Franklin Liberty Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At December 31, 2020, the Franklin Liberty

Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated Statement of Investments. December 31, 2020, the net assets of the FLSP Holdings Corporation were $2,131,426, representing 4.54% of the Fund's consolidated net assets. The Fund’s investment (s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.

11. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.